UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-670-2000

Date of fiscal year end: February 28, 2014

Date of reporting period: February 28, 2014

Item 1. Reports to Stockholders.

FEBRUARY 28, 2014

2014 ANNUAL REPORT

iShares Trust

➢	iShares Short Treasury Bond ETF | SHV | NYSE Arca
➢	iShares 1-3 Year Treasury Bond ETF | SHY | NYSE Arca
➢	iShares 3-7 Year Treasury Bond ETF | IEI | NYSE Arca
➢	iShares 7-10 Year Treasury Bond ETF | IEF | NYSE Arca
➢	iShares 10-20 Year Treasury Bond ETF | TLH | NYSE Arca
➢	iShares 20+ Year Treasury Bond ETF | TLT | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

TREASURY BOND MARKET PERFORMANCE OVERVIEW

U.S. Treasury bonds delivered mixed performance for the 12-month period ended February 28, 2014 (the “reporting period”). For the reporting period, the largest drivers of bond market performance and volatility were the comments and actions of the U.S. Federal Reserve Bank (the “Fed”).

The reporting period began when U.S. interest rates were at a historical low. The Fed had responded to slow U.S. economic data by pledging to keep its key short-term interest rate near zero, and by expanding its third quantitative easing program (“QE3”) of monthly bond purchases, increasing demand for bonds and lowering interest rates. Tepid global economic conditions supported the low interest rate environment, providing a measure of confidence that central banks around the world would keep interest rates depressed in an effort to stimulate growth.

In May 2013, the Fed indicated that it might begin scaling back, or tapering, its bond-purchasing program if the U.S. economy and labor market showed further signs of improvement. Specifically, the Fed indicated that it might decrease its monthly purchases from $85 billion to $65 billion during the September 2013 policy meeting, and might terminate the bond-buying program by mid-2014. This comment caused a rapid deterioration in sentiment among bond market participants, sending bond prices down and interest rates up. The yield on the benchmark 10-year Treasury, which had declined to a low of 1.61% on May 1, 2013, topped 3% by September 2013 for the first time since 2011 (bond yields rise when bond prices fall, and vice versa).

At its September 2013 meeting, the Fed surprised markets by announcing that it would not taper its bond-buying program. Markets reacted favorably, and yields eased for the remainder of 2013. In the final months of the reporting period, bond market participants were reassured when new Fed chairwoman Janet Yellen reiterated the Fed’s plan to take “measured steps” in tapering its bond buying program, and to keep interest rates low in an effort to promote economic growth. Bond market performance was also aided as turmoil in developing nations and disappointing economic manufacturing reports weakened investors’ expectations for the global economy, causing a retreat from equity markets.

For the reporting period, Treasury bonds generated mixed results: Treasuries at the shorter end of the maturity range achieved modestly positive returns. Treasuries with longer maturities, however, declined for the reporting period.

Treasury bond yields experienced considerable volatility during the course of the reporting period. Shorter-term Treasury bond yields finished the reporting period modestly lower than they began: the 3-month Treasury bill declined from 0.11% to 0.05% and the one-year Treasury note declined from 0.16% to 0.12%. By contrast, longer-term Treasury bond yields finished the reporting period at higher levels: the 10-year Treasury bond yield increased from 1.86% to 2.66%, the 20-year Treasury yield increased from 2.68% to 3.31%, and the yield on the 30-year Treasury increased from 3.06% to 3.59%.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® SHORT TREASURY BOND ETF

Performance as of February 28, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.02%	0.04%	0.14%	0.02%	0.04%	0.14%
5 Years	0.10%	0.10%	0.24%	0.51%	0.49%	1.22%
Since Inception	1.15%	1.15%	1.27%	8.50%	8.53%	9.47%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,000.00	$0.55	$1,000.00	$1,024.20	$0.55	0.11%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

6	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® SHORT TREASURY BOND ETF

The iShares Short Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one month and one year, as represented by the Barclays U.S. Short Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2014, the total return for the Fund was 0.02%, net of fees, while the total return for the Index was 0.14%.

PORTFOLIO ALLOCATION

As of 2/28/14

Investment Type	Percentage of Total Investments*

U.S. Government Obligations	100.00%

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/28/14

Security	Percentage of Total Investments*

U.S. Treasury Notes, 4.75%, 05/15/14	15.33%
U.S. Treasury Bills, 0.00%, 05/29/14	9.83
U.S. Treasury Notes, 2.38%, 08/31/14	8.86
U.S. Treasury Notes, 1.00%, 05/15/14	7.94
U.S. Treasury Notes, 0.38%, 11/15/14	6.86

TOTAL	48.82%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® 1-3 YEAR TREASURY BOND ETF

Performance as of February 28, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.37%	0.37%	0.52%	0.37%	0.37%	0.52%
5 Years	1.09%	1.07%	1.24%	5.54%	5.44%	6.37%
10 Years	2.40%	2.39%	2.52%	26.77%	26.69%	28.32%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,004.60	$0.75	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

8	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 1-3 YEAR TREASURY BOND ETF

The iShares 1-3 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one and three years, as represented by the Barclays U.S. 1-3 Year Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2014, the total return for the Fund was 0.37%, net of fees, while the total return for the Index was 0.52%.

PORTFOLIO ALLOCATION

As of 2/28/14

Maturity	Percentage of Total Investments*

0-1 Year	9.59%
1-2 Years	49.04
2-3 Years	41.29
3-4 Years	0.08

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/28/14

Security	Percentage of Total Investments*

U.S. Treasury Notes, 0.88%, 09/15/16	12.17%
U.S. Treasury Notes, 0.25%, 05/31/15	9.77
U.S. Treasury Notes, 1.50%, 06/30/16	8.77
U.S. Treasury Notes, 2.38%, 02/28/15	5.35
U.S. Treasury Notes, 0.50%, 06/15/16	5.28

TOTAL	41.34%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® 3-7 YEAR TREASURY BOND ETF

Performance as of February 28, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.62)%	(0.63)%	(0.53)%	(0.62)%	(0.63)%	(0.53)%
5 Years	3.22%	3.21%	3.36%	17.15%	17.09%	17.97%
Since Inception	5.06%	5.06%	5.18%	42.33%	42.35%	43.54%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,018.10	$0.75	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

10	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 3-7 YEAR TREASURY BOND ETF

The iShares 3-7 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between three and seven years, as represented by the Barclays U.S. 3-7 Year Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2014, the total return for the Fund was -0.62%, net of fees, while the total return for the Index was -0.53%.

PORTFOLIO ALLOCATION

As of 2/28/14

Maturity	Percentage of Total Investments*

2-3 Years	3.60%
3-4 Years	30.77
4-5 Years	30.67
5-6 Years	14.22
6-7 Years	20.74

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/28/14

Security	Percentage of Total Investments*

U.S. Treasury Notes, 1.50%, 12/31/18	7.94%
U.S. Treasury Notes, 0.75%, 10/31/17	6.64
U.S. Treasury Notes, 3.13%, 04/30/17	5.58
U.S. Treasury Notes, 1.00%, 08/31/19	5.42
U.S. Treasury Notes, 1.38%, 07/31/18	5.12

TOTAL	30.70%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® 7-10 YEAR TREASURY BOND ETF

Performance as of February 28, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(2.66)%	(2.66)%	(2.59)%	(2.66)%	(2.66)%	(2.59)%
5 Years	4.54%	4.51%	4.72%	24.83%	24.67%	25.91%
10 Years	5.16%	5.15%	5.25%	65.34%	65.23%	66.79%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,027.90	$0.75	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

12	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 7-10 YEAR TREASURY BOND ETF

The iShares 7-10 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between seven and ten years, as represented by the Barclays U.S. 7-10 Year Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2014, the total return for the Fund was -2.66%, net of fees, while the total return for the Index was -2.59%.

PORTFOLIO ALLOCATION

As of 2/28/14

Maturity	Percentage of Total Investments*

6-7 Years	4.41%
7-8 Years	21.25
8-9 Years	35.72
9-10 Years	38.62

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/28/14

Security	Percentage of Total Investments*

U.S. Treasury Notes, 1.63%, 08/15/22	16.72%
U.S. Treasury Notes, 2.50%, 08/15/23	16.34
U.S. Treasury Notes, 1.63%, 11/15/22	15.62
U.S. Treasury Notes, 2.75%, 11/15/23	13.16
U.S. Treasury Notes, 2.13%, 08/15/21	9.92

TOTAL	71.76%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® 10-20 YEAR TREASURY BOND ETF

Performance as of February 28, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(3.22)%	(3.17)%	(3.13)%	(3.22)%	(3.17)%	(3.13)%
5 Years	5.55%	5.51%	5.69%	31.03%	30.74%	31.91%
Since Inception	6.68%	6.69%	6.75%	58.78%	58.85%	59.54%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,031.10	$0.76	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

14	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 10-20 YEAR TREASURY BOND ETF

The iShares 10-20 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between ten and twenty years, as represented by the Barclays U.S. 10-20 Year Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2014, the total return for the Fund was -3.22%, net of fees, while the total return for the Index was -3.13%.

PORTFOLIO ALLOCATION

As of 2/28/14

Maturity	Percentage of Total Investments*

9-10 Years	2.09%
10-11 Years	9.74
11-12 Years	10.55
12-13 Years	10.74
13-14 Years	17.23
14-15 Years	21.83
15-16 Years	3.92
16-17 Years	23.90

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/28/14

Security	Percentage of Total Investments*

U.S. Treasury Bonds, 6.13%, 11/15/27	14.48%
U.S. Treasury Bonds, 5.38%, 02/15/31	13.17
U.S. Treasury Bonds, 6.25%, 05/15/30	10.73
U.S. Treasury Bonds, 5.25%, 02/15/29	10.35
U.S. Treasury Bonds, 5.25%, 11/15/28	6.68

TOTAL	55.41%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® 20+ YEAR TREASURY BOND ETF

Performance as of February 28, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(5.52)%	(5.53)%	(5.45)%	(5.52)%	(5.53)%	(5.45)%
5 Years	4.93%	4.92%	5.05%	27.18%	27.12%	27.93%
10 Years	6.24%	6.23%	6.33%	83.13%	82.97%	84.78%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,035.80	$0.76	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

16	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 20+ YEAR TREASURY BOND ETF

The iShares 20+ Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than twenty years, as represented by the Barclays U.S. 20+ Year Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2014, the total return for the Fund was -5.52%, net of fees, while the total return for the Index was -5.45%.

PORTFOLIO ALLOCATION

As of 2/28/14

Maturity	Percentage of Total Investments*

20-25 Years	5.39%
25-30 Years	94.61

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/28/14

Security	Percentage of Total Investments*

U.S. Treasury Bonds, 3.13%, 02/15/43	14.07%
U.S. Treasury Bonds, 4.25%, 11/15/40	8.26
U.S. Treasury Bonds, 4.38%, 05/15/40	8.09
U.S. Treasury Bonds, 3.75%, 08/15/41	7.74
U.S. Treasury Bonds, 4.38%, 11/15/39	7.60

TOTAL	45.76%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2013 and held through February 28, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

18	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® SHORT TREASURY BOND ETF

February 28, 2014

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.51%
U.S. Treasury Bills
0.00%, 03/06/14	$1,068	$1,067,998
0.00%, 05/29/14	256,724	256,690,996
U.S. Treasury Bonds
11.25%, 02/15/15	73,642	81,432,367
U.S. Treasury Notes
0.25%, 03/31/14	11,709	11,709,467
0.25%, 04/30/14	886	886,204
0.25%, 05/31/14	102,816	102,856,099
0.38%, 11/15/14	178,813	179,134,878
0.75%, 06/15/14	51,275	51,371,399
1.00%, 05/15/14	206,946	207,326,777
1.75%, 03/31/14	154,904	155,091,426
2.13%, 11/30/14	131,529	133,486,140
2.25%, 05/31/14	166,364	167,240,738
2.38%, 08/31/14	228,793	231,348,593
2.38%, 10/31/14	80,227	81,423,984
2.38%, 02/28/15	65,000	66,429,348
2.63%, 06/30/14	57,056	57,530,706
2.63%, 12/31/14	165,079	168,477,973
4.00%, 02/15/15	27,000	27,993,600
4.25%, 08/15/14	108,116	110,160,464
4.25%, 11/15/14	115,565	118,910,603
4.75%, 05/15/14	396,401	400,115,262

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $2,610,934,748)		2,610,685,022

MONEY MARKET FUNDS — 0.14%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	3,646	3,646,281

TOTAL MONEY MARKET FUNDS
(Cost: $3,646,281)		3,646,281

TOTAL INVESTMENTS IN SECURITIES — 99.65%
(Cost: $2,614,581,029)		2,614,331,303
Other Assets, Less Liabilities — 0.35%		9,183,425

NET ASSETS — 100.00%		$2,623,514,728

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments

iSHARES® 1-3 YEAR TREASURY BOND ETF

February 28, 2014

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.75%
U.S. Treasury Bonds
7.25%, 05/15/16	$2,201	$2,530,842
9.88%, 11/15/15	19,479	22,659,726
11.25%, 02/15/15	33,197	36,708,911
U.S. Treasury Notes
0.25%, 09/15/14	189	189,147
0.25%, 10/31/14	71	71,067
0.25%, 12/15/14	15,601	15,615,664
0.25%, 02/15/15	7,757	7,764,602
0.25%, 05/31/15	1,144,116	1,145,363,189
0.25%, 07/15/15	7,110	7,116,115
0.25%, 07/31/15	325	325,322
0.25%, 08/15/15	267,158	267,379,762
0.25%, 09/15/15	300,916	301,069,452
0.25%, 09/30/15	100,222	100,273,108
0.25%, 12/15/15	268,512	268,401,910
0.25%, 02/29/16	499,474	498,675,021
0.25%, 05/15/16	26,865	26,776,077
0.38%, 06/15/15	18,087	18,132,941
0.38%, 06/30/15	216,076	216,644,280
0.38%, 11/15/15	162,925	163,254,113
0.38%, 01/15/16	250,274	250,639,428
0.38%, 02/15/16	271,769	272,062,516
0.50%, 06/15/16	617,808	618,913,882
0.63%, 07/15/14	41	41,080
0.63%, 07/15/16	176,390	177,083,209
0.63%, 08/15/16	392,218	393,528,008
0.63%, 10/15/16	1,812	1,815,461
0.63%, 11/15/16	319	319,370
0.63%, 12/15/16	12,664	12,670,078
0.63%, 02/15/17	1,956	1,953,027
0.75%, 06/15/14	41	41,077
0.75%, 01/15/17	353	354,038
0.88%, 09/15/16	1,413,901	1,426,711,129
0.88%, 12/31/16	92,846	93,473,541
1.00%, 08/31/16	554,059	560,896,138
1.00%, 10/31/16	168,430	170,328,117
1.25%, 10/31/15	390,619	397,115,002
1.50%, 06/30/16	1,003,508	1,028,093,791
1.50%, 07/31/16	4,941	5,062,895
1.75%, 07/31/15	363,342	371,346,435
1.75%, 05/31/16	8,525	8,778,278
2.00%, 01/31/16	32,199	33,238,176
2.13%, 11/30/14	2,285	2,319,001
2.13%, 05/31/15	234,917	240,616,093

Security	Principal or Shares (000s)	Value

2.13%, 12/31/15	$11,560	$11,946,567
2.25%, 01/31/15	180,407	183,872,615
2.25%, 03/31/16	124	128,855
2.38%, 08/31/14	132	133,474
2.38%, 10/31/14	216	219,324
2.38%, 02/28/15	613,331	626,818,232
2.50%, 03/31/15	271,439	278,279,274
2.63%, 07/31/14	44	44,461
2.63%, 12/31/14	13,881	14,166,810
2.63%, 02/29/16	39,342	41,134,028
2.75%, 11/30/16	8,899	9,417,277
3.13%, 10/31/16	10,366	11,062,388
3.13%, 01/31/17	4,272	4,574,201
3.25%, 03/31/17	8,898	9,576,828
4.00%, 02/15/15	99,252	102,904,474
4.13%, 05/15/15	225,868	236,587,718
4.25%, 11/15/14	129,244	132,985,610
4.25%, 08/15/15	287,963	304,921,141
4.50%, 11/15/15	278,912	299,027,128
4.50%, 02/15/16	3,204	3,464,966
4.63%, 02/15/17	44,103	49,167,348
4.75%, 05/15/14	122	123,143
5.13%, 05/15/16	214,218	236,406,705

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $11,701,174,937)		11,723,313,586

SHORT-TERM INVESTMENTS — 1.78%

MONEY MARKET FUNDS — 1.78%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	209,692	209,692,061

		209,692,061

TOTAL SHORT-TERM INVESTMENTS
(Cost: $209,692,061)		209,692,061

TOTAL INVESTMENTS IN SECURITIES — 101.53%
(Cost: $11,910,866,998)		11,933,005,647
Other Assets, Less Liabilities — (1.53)%		(180,130,173)

NET ASSETS — 100.00%		$11,752,875,474

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

20	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® 3-7 YEAR TREASURY BOND ETF

February 28, 2014

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.52%
U.S. Treasury Bonds
7.25%, 05/15/16[a]	$36	$41,395
7.50%, 11/15/16	2,862	3,392,529
U.S. Treasury Notes
0.50%, 07/31/17[a]	12,614	12,443,459
0.50%, 03/31/19[a]	25,972	25,912,104
0.63%, 07/15/16	181	181,711
0.63%, 11/15/16	5	5,006
0.63%, 08/31/17[a]	73,806	73,015,539
0.63%, 11/30/17	59,228	58,309,964
0.63%, 04/30/18[a]	86,717	84,646,198
0.75%, 01/15/17[a]	4,791	4,805,085
0.75%, 10/31/17[a]	421,442	417,505,839
0.75%, 12/31/17[a]	301,697	297,961,994
0.75%, 03/31/18[a]	122,503	120,393,498
1.00%, 08/31/16	522	528,846
1.00%, 09/30/16[a]	604	611,121
1.00%, 05/31/18	39,504	39,097,899
1.00%, 06/30/19[a]	28,139	27,202,533
1.00%, 08/31/19[a]	353,967	340,710,925
1.00%, 11/30/19	8,478	8,110,902
1.13%, 12/31/19[a]	229,562	220,820,281
1.13%, 03/31/20[a]	19,726	18,863,382
1.13%, 04/30/20[a]	74,281	70,864,076
1.25%, 11/30/18[a]	274,032	271,705,471
1.25%, 04/30/19[a]	29,761	29,270,538
1.25%, 10/31/19[a]	520	506,433
1.25%, 02/29/20[a]	237,738	229,407,665
1.38%, 06/30/18[a]	131,994	132,506,137
1.38%, 07/31/18[a]	320,789	321,628,969
1.38%, 09/30/18[a]	103,979	103,966,821
1.38%, 11/30/18	2,244	2,238,539
1.38%, 02/28/19	137	136,048
1.38%, 01/31/20	12,116	11,804,135
1.38%, 05/31/20[a]	168,771	163,252,193
1.50%, 06/30/16	20	20,490
1.50%, 07/31/16[a]	639	654,764
1.50%, 08/31/18[a]	4,218	4,246,478
1.50%, 12/31/18[a]	497,807	498,628,387
1.50%, 01/31/19[a]	97,222	97,267,684
1.75%, 07/31/15	21	21,565
1.75%, 05/31/16[a]	13	12,871

Security	Principal (000s)	Value

1.75%, 10/31/18[a]	$3,785	$3,845,560
1.75%, 10/31/20	2,208	2,166,357
1.88%, 08/31/17[a]	23,470	24,228,786
1.88%, 10/31/17[a]	72,287	74,556,083
1.88%, 06/30/20[a]	184,950	184,136,216
2.00%, 09/30/20[a]	151,161	150,958,440
2.00%, 11/30/20[a]	172,894	172,141,715
2.00%, 02/28/21	150,000	148,711,499
2.13%, 02/29/16[a]	18	18,849
2.13%, 08/31/20[a]	214,869	216,499,862
2.13%, 01/31/21[a]	80,634	80,699,620
2.25%, 11/30/17	1,571	1,640,026
2.25%, 07/31/18	1,645	1,712,231
2.38%, 07/31/17[a]	195,727	205,427,248
2.38%, 05/31/18[a]	97,235	101,806,791
2.38%, 06/30/18[a]	27,582	28,865,390
2.38%, 12/31/20	93,053	94,787,310
2.50%, 06/30/17[a]	37,425	39,436,220
2.63%, 04/30/16	19	20,019
2.75%, 11/30/16[a]	18,154	19,211,605
2.75%, 12/31/17[a]	44,288	47,082,129
2.75%, 02/28/18[a]	44,291	47,094,515
2.88%, 03/31/18[a]	107,001	114,250,418
3.00%, 02/28/17[a]	46,820	49,983,158
3.13%, 10/31/16	691	737,421
3.13%, 04/30/17[a]	326,510	350,348,479
3.25%, 06/30/16	26	27,692
3.25%, 07/31/16	223	237,923
3.25%, 12/31/16[a]	14,743	15,822,188
3.25%, 03/31/17	37,888	40,778,475
3.50%, 02/15/18[a]	114,327	124,801,634
4.25%, 08/15/15[a]	11	11,754
4.50%, 05/15/17[a]	104,977	117,247,773
4.63%, 11/15/16[a]	118	130,761
4.63%, 02/15/17[a]	116,312	129,668,109
4.75%, 08/15/17	1,165	1,317,067
5.13%, 05/15/16	10	11,036

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $6,310,232,857)		6,283,119,833

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® 3-7 YEAR TREASURY BOND ETF

February 28, 2014

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 42.65%

MONEY MARKET FUNDS — 42.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c,d]	2,439,926	$2,439,926,266
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,c,d]	205,202	205,201,984
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	47,596	47,596,365

		2,692,724,615

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,692,724,615)		2,692,724,615

TOTAL INVESTMENTS IN SECURITIES — 142.17%
(Cost: $9,002,957,472)		8,975,844,448
Other Assets, Less Liabilities — (42.17)%		(2,662,495,379)

NET ASSETS — 100.00%		$6,313,349,069

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

22	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® 7-10 YEAR TREASURY BOND ETF

February 28, 2014

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.26%
U.S. Treasury Notes
1.63%, 08/15/22[a]	$756,727	$708,984,734
1.63%, 11/15/22[a]	711,090	662,480,267
1.75%, 05/15/22[a]	139,479	132,705,896
1.75%, 05/15/23[a]	410,584	382,644,038
2.00%, 11/15/21[a]	154,437	151,318,628
2.00%, 02/15/23[a]	10,882	10,415,446
2.13%, 08/31/20[a]	3,353	3,378,449
2.13%, 01/31/21[a]	7,102	7,107,824
2.13%, 08/15/21[a]	423,362	420,453,619
2.50%, 08/15/23[a]	698,617	693,028,142
2.63%, 08/15/20	1,268	1,317,840
2.63%, 11/15/20	3,678	3,812,126
2.75%, 11/15/23[a]	552,087	557,767,768
2.75%, 02/15/24[a]	4,164	4,196,688
3.13%, 05/15/21[a]	309,439	329,456,935
3.63%, 02/15/21[a]	155,754	171,301,147

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $4,291,070,911)		4,240,369,547

SHORT-TERM INVESTMENTS — 48.90%

MONEY MARKET FUNDS — 48.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c,d]	1,834,049	1,834,049,496
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,c,d]	154,247	154,246,708
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	100,405	100,405,409

		2,088,701,613

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,088,701,613)		2,088,701,613

TOTAL INVESTMENTS IN SECURITIES — 148.16%
(Cost: $6,379,772,524)		6,329,071,160
Other Assets, Less Liabilities — (48.16)%		(2,057,171,970)

NET ASSETS — 100.00%		$4,271,899,190

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments

iSHARES® 10-20 YEAR TREASURY BOND ETF

February 28, 2014

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 98.88%
U.S. Treasury Bonds
5.25%, 11/15/28[a]	$12,643	$15,853,183
5.25%, 02/15/29	19,573	24,537,902
5.38%, 02/15/31	24,389	31,240,204
5.50%, 08/15/28[a]	8,874	11,382,699
6.00%, 02/15/26	10,925	14,420,890
6.13%, 11/15/27	25,430	34,341,268
6.13%, 08/15/29[a]	6,802	9,297,926
6.25%, 08/15/23	239	314,103
6.25%, 05/15/30[a]	18,297	25,450,584
6.38%, 08/15/27[a]	4,744	6,530,719
6.50%, 11/15/26	7,105	9,818,913
6.63%, 02/15/27[a]	6,229	8,710,665
6.75%, 08/15/26[a]	4,940	6,947,502
6.88%, 08/15/25[a]	7,549	10,596,973
7.50%, 11/15/24[a]	10,033	14,565,519
7.63%, 02/15/25[a]	5,817	8,546,223
U.S. Treasury Notes
2.50%, 08/15/23	4,670	4,632,640

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $257,204,713)		237,187,913

SHORT-TERM INVESTMENTS — 41.19%

MONEY MARKET FUNDS — 41.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c,d]	87,932	87,931,634
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,c,d]	7,395	7,395,201
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	3,475	3,474,553

		98,801,388

TOTAL SHORT-TERM INVESTMENTS
(Cost: $98,801,388)		98,801,388

TOTAL INVESTMENTS IN SECURITIES — 140.07%
(Cost: $356,006,101)		335,989,301
Other Assets, Less Liabilities — (40.07)%		(96,118,924)

NET ASSETS — 100.00%		$239,870,377

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

24	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® 20+ YEAR TREASURY BOND ETF

February 28, 2014

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 98.71%
U.S. Treasury Bonds
2.75%, 08/15/42[a]	$273,545	$232,023,602
2.75%, 11/15/42[a]	143,964	121,829,620
2.88%, 05/15/43[a]	24,941	21,622,112
3.00%, 05/15/42[a]	48,724	43,647,486
3.13%, 11/15/41[a]	184,821	170,288,803
3.13%, 02/15/42[a]	124,480	114,519,388
3.13%, 02/15/43[a]	477,633	436,910,280
3.50%, 02/15/39	103,733	103,645,228
3.63%, 08/15/43	230,386	231,873,900
3.63%, 02/15/44[a]	24,915	25,053,278
3.75%, 08/15/41[a]	231,861	240,324,223
3.75%, 11/15/43[a]	129,099	132,920,329
3.88%, 08/15/40[a]	197,928	210,115,976
4.25%, 05/15/39	40,915	46,160,822
4.25%, 11/15/40[a]	227,414	256,586,562
4.38%, 11/15/39[a]	205,222	236,069,161
4.38%, 05/15/40[a]	218,507	251,467,071
4.38%, 05/15/41[a]	6,822	7,849,074
4.50%, 02/15/36[a]	52,490	61,482,593
4.50%, 08/15/39	413	484,666
4.63%, 02/15/40[a]	133,121	159,071,264
5.00%, 05/15/37[a]	1,793	2,246,952

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $3,373,296,305)		3,106,192,390

SHORT-TERM INVESTMENTS — 45.01%

MONEY MARKET FUNDS — 45.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c,d]	1,265,136	1,265,135,793
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,c,d]	106,400	106,400,090
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	44,985	44,985,306

		1,416,521,189

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,416,521,189)		1,416,521,189

Value

TOTAL INVESTMENTS IN SECURITIES — 143.72%
(Cost: $4,789,817,494)	$4,522,713,579
Other Assets, Less Liabilities — (43.72)%	(1,375,728,787)

NET ASSETS — 100.00%	$3,146,984,792

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Statements of Assets and Liabilities

iSHARES® TRUST

February 28, 2014

	iShares Short Treasury Bond ETF	iShares 1-3 Year Treasury Bond ETF	iShares 3-7 Year Treasury Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$2,610,934,748	$11,701,174,937	$6,310,232,857
Affiliated (Note 2)	3,646,281	209,692,061	2,692,724,615

Total cost of investments	$2,614,581,029	$11,910,866,998	$9,002,957,472

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,610,685,022	$11,723,313,586	$6,283,119,833
Affiliated (Note 2)	3,646,281	209,692,061	2,692,724,615

Total fair value of investments	2,614,331,303	11,933,005,647	8,975,844,448
Cash	—	—	3,129,193
Receivables:
Investment securities sold	25,217,239	—	108,746,551
Interest	12,840,874	31,459,186	20,023,223
Capital shares sold	—	2,826,412	216,254

Total Assets	2,652,389,416	11,967,291,245	9,107,959,669

LIABILITIES
Payables:
Investment securities purchased	28,043,450	211,566,427	148,720,369
Collateral for securities on loan (Note 1)	—	—	2,645,128,250
Capital shares redeemed	596,517	1,555,249	108,128
Investment advisory fees (Note 2)	234,721	1,294,095	653,853

Total Liabilities	28,874,688	214,415,771	2,794,610,600

NET ASSETS	$2,623,514,728	$11,752,875,474	$6,313,349,069

Net assets consist of:
Paid-in capital	$2,623,787,782	$11,728,806,909	$6,356,525,353
Undistributed net investment income	4,932	2,458,304	4,990,076
Accumulated net realized loss	(28,260)	(528,388)	(21,053,336)
Net unrealized appreciation (depreciation)	(249,726)	22,138,649	(27,113,024)

NET ASSETS	$2,623,514,728	$11,752,875,474	$6,313,349,069

Shares outstanding[b]	23,800,000	139,000,000	51,900,000

Net asset value per share	$110.23	$84.55	$121.64

[a]	Securities on loan with values of $ —, $ — and $2,583,106,150, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

26	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

February 28, 2014

	iShares 7-10 Year Treasury Bond ETF	iShares 10-20 Year Treasury Bond ETF	iShares 20+ Year Treasury Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$4,291,070,911	$257,204,713	$3,373,296,305
Affiliated (Note 2)	2,088,701,613	98,801,388	1,416,521,189

Total cost of investments	$6,379,772,524	$356,006,101	$4,789,817,494

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,240,369,547	$237,187,913	$3,106,192,390
Affiliated (Note 2)	2,088,701,613	98,801,388	1,416,521,189

Total fair value of investments	6,329,071,160	335,989,301	4,522,713,579
Cash	32,374	—	—
Receivables:
Investment securities sold	165,040,513	—	—
Interest	16,337,796	1,587,086	16,398,529
Capital shares sold	736,200	—	159,581

Total Assets	6,511,218,043	337,576,387	4,539,271,689

LIABILITIES
Payables:
Investment securities purchased	250,530,971	2,352,163	20,067,313
Collateral for securities on loan (Note 1)	1,988,296,204	95,326,835	1,371,535,883
Capital shares redeemed	—	—	319,162
Investment advisory fees (Note 2)	491,678	27,012	364,539

Total Liabilities	2,239,318,853	97,706,010	1,392,286,897

NET ASSETS	$4,271,899,190	$239,870,377	$3,146,984,792

Net assets consist of:
Paid-in capital	$4,415,408,607	$262,132,356	$3,508,571,020
Undistributed net investment income	6,861,363	407,358	7,351,534
Accumulated net realized loss	(99,669,416)	(2,652,537)	(101,833,847)
Net unrealized depreciation	(50,701,364)	(20,016,800)	(267,103,915)

NET ASSETS	$4,271,899,190	$239,870,377	$3,146,984,792

Shares outstanding[b]	41,700,000	1,900,000	29,000,000

Net asset value per share	$102.44	$126.25	$108.52

[a]	Securities on loan with values of $1,944,963,925, $92,802,839 and $1,338,364,697, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Operations

iSHARES® TRUST

Year ended February 28, 2014

	iShares Short Treasury Bond ETF	iShares 1-3 Year Treasury Bond ETF	iShares 3-7 Year Treasury Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$4,381,092	$34,447,652	$31,913,530
Interest — affiliated (Note 2)	2,665	1,603	1,126
Securities lending income — affiliated (Note 2)	—	145,943	1,540,296

Total investment income	4,383,757	34,595,198	33,454,952

EXPENSES
Investment advisory fees (Note 2)	5,496,697	12,429,564	4,872,142

Total expenses	5,496,697	12,429,564	4,872,142
Less investment advisory fees waived (Note 2)	(1,179,198)	—	—

Net expenses	4,317,499	12,429,564	4,872,142

Net investment income	66,258	22,165,634	28,582,810

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	151,826	262,578	(20,711,660)
In-kind redemptions — unaffiliated	1,218,773	5,714,700	19,140,957

Net realized gain (loss)	1,370,599	5,977,278	(1,570,703)

Net change in unrealized appreciation/depreciation	(378,699)	4,776,985	(28,859,626)

Net realized and unrealized gain (loss)	991,900	10,754,263	(30,430,329)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,058,158	$32,919,897	$(1,847,519)

See notes to financial statements.

28	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended February 28, 2014

	iShares 7-10 Year Treasury Bond ETF	iShares 10-20 Year Treasury Bond ETF	iShares 20+ Year Treasury Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$79,809,992	$7,375,683	$98,043,160
Interest — affiliated (Note 2)	11,476	194	1,471
Securities lending income — affiliated (Note 2)	1,846,301	140,574	1,390,614

Total investment income	81,667,769	7,516,451	99,435,245

EXPENSES
Investment advisory fees (Note 2)	6,333,740	487,847	4,736,823

Total expenses	6,333,740	487,847	4,736,823

Net investment income	75,334,029	7,028,604	94,698,422

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(131,366,441)	(2,512,365)	(145,559,669)
In-kind redemptions — unaffiliated	(2,226,934)	(7,710,734)	(120,684,957)

Net realized loss	(133,593,375)	(10,223,099)	(266,244,626)

Net change in unrealized appreciation/depreciation	(88,381,982)	(10,100,710)	(85,181,995)

Net realized and unrealized loss	(221,975,357)	(20,323,809)	(351,426,621)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(146,641,328)	$(13,295,205)	$(256,728,199)

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Short Treasury Bond ETF		iShares 1-3 Year Treasury Bond ETF
	Year ended February 28, 2014	Year ended February 28, 2013	Year ended February 28, 2014	Year ended February 28, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$66,258	$248,030	$22,165,634	$31,830,558
Net realized gain	1,370,599	126,045	5,977,278	27,124,833
Net change in unrealized appreciation/depreciation	(378,699)	507,138	4,776,985	(19,061,790)

Net increase in net assets resulting from operations	1,058,158	881,213	32,919,897	39,893,601

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(62,198)	(237,505)	(21,311,079)	(34,299,603)

Total distributions to shareholders	(62,198)	(237,505)	(21,311,079)	(34,299,603)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,751,238,178	1,454,850,561	6,512,468,204	3,039,602,712
Cost of shares redeemed	(5,137,562,932)	(881,701,635)	(2,229,021,289)	(6,239,104,282)

Net increase (decrease) in net assets from capital share transactions	(386,324,754)	573,148,926	4,283,446,915	(3,199,501,570)

INCREASE (DECREASE) IN NET ASSETS	(385,328,794)	573,792,634	4,295,055,733	(3,193,907,572)

NET ASSETS
Beginning of year	3,008,843,522	2,435,050,888	7,457,819,741	10,651,727,313

End of year	$2,623,514,728	$3,008,843,522	$11,752,875,474	$7,457,819,741

Undistributed net investment income included in net assets at end of year	$4,932	$—	$2,458,304	$1,602,464

SHARES ISSUED AND REDEEMED
Shares sold	43,100,000	13,200,000	77,100,000	36,000,000
Shares redeemed	(46,600,000)	(8,000,000)	(26,400,000)	(73,900,000)

Net increase (decrease) in shares outstanding	(3,500,000)	5,200,000	50,700,000	(37,900,000)

See notes to financial statements.

30	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 3-7 Year Treasury Bond ETF		iShares 7-10 Year Treasury Bond ETF
	Year ended February 28, 2014	Year ended February 28, 2013	Year ended February 28, 2014	Year ended February 28, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$28,582,810	$19,859,572	$75,334,029	$79,949,299
Net realized gain (loss)	(1,570,703)	72,728,514	(133,593,375)	217,586,383
Net change in unrealized appreciation/depreciation	(28,859,626)	(38,475,058)	(88,381,982)	(127,575,482)

Net increase (decrease) in net assets resulting from operations	(1,847,519)	54,113,028	(146,641,328)	169,960,200

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(24,548,630)	(21,051,119)	(73,732,666)	(81,934,896)

Total distributions to shareholders	(24,548,630)	(21,051,119)	(73,732,666)	(81,934,896)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	11,605,511,953	3,988,080,407	4,634,484,915	3,039,892,577
Cost of shares redeemed	(7,400,225,859)	(4,142,448,272)	(4,500,807,782)	(3,406,733,586)

Net increase (decrease) in net assets from capital share transactions	4,205,286,094	(154,367,865)	133,677,133	(366,841,009)

INCREASE (DECREASE) IN NET ASSETS	4,178,889,945	(121,305,956)	(86,696,861)	(278,815,705)

NET ASSETS
Beginning of year	2,134,459,124	2,255,765,080	4,358,596,051	4,637,411,756

End of year	$6,313,349,069	$2,134,459,124	$4,271,899,190	$4,358,596,051

Undistributed net investment income included in net assets at end of year	$4,990,076	$955,896	$6,861,363	$5,260,000

SHARES ISSUED AND REDEEMED
Shares sold	95,700,000	32,400,000	45,200,000	28,300,000
Shares redeemed	(61,100,000)	(33,600,000)	(44,200,000)	(31,700,000)

Net increase (decrease) in shares outstanding	34,600,000	(1,200,000)	1,000,000	(3,400,000)

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 10-20 Year Treasury Bond ETF		iShares 20+ Year Treasury Bond ETF
	Year ended February 28, 2014	Year ended February 28, 2013	Year ended February 28, 2014	Year ended February 28, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,028,604	$12,173,607	$94,698,422	$87,123,060
Net realized gain (loss)	(10,223,099)	23,522,284	(266,244,626)	135,371,881
Net change in unrealized appreciation/depreciation	(10,100,710)	(25,322,675)	(85,181,995)	(148,440,303)

Net increase (decrease) in net assets resulting from operations	(13,295,205)	10,373,216	(256,728,199)	74,054,638

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,558,205)	(12,287,719)	(93,521,994)	(87,862,895)

Total distributions to shareholders	(7,558,205)	(12,287,719)	(93,521,994)	(87,862,895)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	226,334,725	463,227,943	12,985,760,365	10,578,286,391
Cost of shares redeemed	(392,783,766)	(547,266,827)	(12,685,532,565)	(10,405,736,423)

Net increase (decrease) in net assets from capital share transactions	(166,449,041)	(84,038,884)	300,227,800	172,549,968

INCREASE (DECREASE) IN NET ASSETS	(187,302,451)	(85,953,387)	(50,022,393)	158,741,711

NET ASSETS
Beginning of year	427,172,828	513,126,215	3,197,007,185	3,038,265,474

End of year	$239,870,377	$427,172,828	$3,146,984,792	$3,197,007,185

Undistributed net investment income included in net assets at end of year	$407,358	$936,959	$7,351,534	$6,175,106

SHARES ISSUED AND REDEEMED
Shares sold	1,700,000	3,400,000	118,200,000	87,700,000
Shares redeemed	(3,000,000)	(4,100,000)	(116,200,000)	(86,500,000)

Net increase (decrease) in shares outstanding	(1,300,000)	(700,000)	2,000,000	1,200,000

See notes to financial statements.

32	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Short Treasury Bond ETF
	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of year	$110.21	$110.18	$110.21	$110.18	$110.20

Income from investment operations:
Net investment income[a]	0.00 [b]	0.01	0.06	0.10	0.28
Net realized and unrealized gain (loss)[c]	0.02	0.03	(0.02)	0.02	0.05

Total from investment operations	0.02	0.04	0.04	0.12	0.33

Less distributions from:
Net investment income	(0.00)[b]	(0.01)	(0.07)	(0.09)	(0.35)
Net realized gain	—	—	—	—	(0.00)[b]

Total distributions	(0.00)[b]	(0.01)	(0.07)	(0.09)	(0.35)

Net asset value, end of year	$110.23	$110.21	$110.18	$110.21	$110.18

Total return	0.02%	0.04%	0.04%	0.16%	0.27%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,623,515	$3,008,844	$2,435,051	$4,143,980	$1,928,140
Ratio of expenses to average net assets	0.12%	0.14%	0.14%	0.15%	0.15%
Ratio of expenses to average net assets prior to waived fees	0.15%	0.15%	0.15%	n/a	n/a
Ratio of net investment income to average net assets	0.00%[d]	0.01%	0.05%	0.09%	0.25%
Portfolio turnover rate[e]	97%	95%	186%	0%	0%

[a]	Based on average shares outstanding throughout each period.
[b]	Rounds to less than $0.01.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than 0.01%.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 1-3 Year Treasury Bond ETF
	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of year	$84.46	$84.40	$83.93	$83.65	$83.99

Income from investment operations:
Net investment income[a]	0.23	0.29	0.61	0.84	1.24
Net realized and unrealized gain[b]	0.08	0.07	0.51	0.29	0.36

Total from investment operations	0.31	0.36	1.12	1.13	1.60

Less distributions from:
Net investment income	(0.22)	(0.30)	(0.65)	(0.85)	(1.34)
Net realized gain	—	—	—	—	(0.60)

Total distributions	(0.22)	(0.30)	(0.65)	(0.85)	(1.94)

Net asset value, end of year	$84.55	$84.46	$84.40	$83.93	$83.65

Total return	0.37%	0.43%	1.34%	1.35%	1.94%

Ratios/Supplemental data:
Net assets, end of year (000s)	$11,752,875	$7,457,820	$10,651,727	$7,948,184	$8,348,484
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	0.27%	0.34%	0.72%	1.00%	1.48%
Portfolio turnover rate[c]	136%	104%	72%	85%	62%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

34	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 3-7 Year Treasury Bond ETF
	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of year	$123.38	$121.93	$114.65	$112.36	$112.99

Income from investment operations:
Net investment income[a]	1.07	0.95	1.89	2.41	2.60
Net realized and unrealized gain (loss)[b]	(1.84)	1.51	7.37	2.29	0.19

Total from investment operations	(0.77)	2.46	9.26	4.70	2.79

Less distributions from:
Net investment income	(0.97)	(1.01)	(1.98)	(2.41)	(2.61)
Net realized gain	—	—	—	—	(0.81)

Total distributions	(0.97)	(1.01)	(1.98)	(2.41)	(3.42)

Net asset value, end of year	$121.64	$123.38	$121.93	$114.65	$112.36

Total return	(0.62)%	2.02%	8.14%	4.23%	2.52%

Ratios/Supplemental data:
Net assets, end of year (000s)	$6,313,349	$2,134,459	$2,255,765	$1,272,575	$910,092
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	0.88%	0.77%	1.57%	2.09%	2.33%
Portfolio turnover rate[c]	57%	51%	38%	89%	89%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 7-10 Year Treasury Bond ETF
	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of year	$107.09	$105.16	$93.41	$90.88	$93.63

Income from investment operations:
Net investment income[a]	1.84	1.82	2.57	2.90	3.09
Net realized and unrealized gain (loss)[b]	(4.69)	1.98	11.83	2.60	(2.30)

Total from investment operations	(2.85)	3.80	14.40	5.50	0.79

Less distributions from:
Net investment income	(1.80)	(1.87)	(2.65)	(2.97)	(3.03)
Net realized gain	—	—	—	—	(0.51)

Total distributions	(1.80)	(1.87)	(2.65)	(2.97)	(3.54)

Net asset value, end of year	$102.44	$107.09	$105.16	$93.41	$90.88

Total return	(2.66)%	3.63%	15.62%	6.12%	0.87%

Ratios/Supplemental data:
Net assets, end of year (000s)	$4,271,899	$4,358,596	$4,637,412	$2,774,324	$2,717,303
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	1.78%	1.70%	2.55%	3.06%	3.37%
Portfolio turnover rate[c]	116%	47%	65%	108%	157%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

36	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 10-20 Year Treasury Bond ETF
	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of year	$133.49	$131.57	$112.29	$109.52	$111.68

Income from investment operations:
Net investment income[a]	2.77	2.89	3.61	4.08	4.21
Net realized and unrealized gain (loss)[b]	(7.08)	1.96	19.32	2.74	(2.25)

Total from investment operations	(4.31)	4.85	22.93	6.82	1.96

Less distributions from:
Net investment income	(2.93)	(2.93)	(3.65)	(4.05)	(4.12)

Total distributions	(2.93)	(2.93)	(3.65)	(4.05)	(4.12)

Net asset value, end of year	$126.25	$133.49	$131.57	$112.29	$109.52

Total return	(3.22)%	3.69%	20.73%	6.27%	1.76%

Ratios/Supplemental data:
Net assets, end of year (000s)	$239,870	$427,173	$513,126	$190,894	$262,850
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	2.16%	2.14%	2.87%	3.54%	3.83%
Portfolio turnover rate[c]	19%	12%	18%	56%	55%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 20+ Year Treasury Bond ETF
	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of year	$118.41	$117.76	$92.45	$92.04	$101.55

Income from investment operations:
Net investment income[a]	3.29	3.22	3.71	3.80	3.69
Net realized and unrealized gain (loss)[b]	(9.85)	0.65	25.57	0.53	(9.52)

Total from investment operations	(6.56)	3.87	29.28	4.33	(5.83)

Less distributions from:
Net investment income	(3.33)	(3.22)	(3.97)	(3.92)	(3.68)

Total distributions	(3.33)	(3.22)	(3.97)	(3.92)	(3.68)

Net asset value, end of year	$108.52	$118.41	$117.76	$92.45	$92.04

Total return	(5.52)%	3.24%	32.32%	4.64%	(5.85)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,146,985	$3,197,007	$3,038,265	$2,680,999	$2,383,877
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	3.00%	2.64%	3.50%	3.93%	3.90%
Portfolio turnover rate[c]	33%	19%	26%	48%	65%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

38	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Bond ETF	Former Name[a]	Diversification Classification
Short Treasury	iShares Barclays Short Treasury Bond Fund	Diversified
1-3 Year Treasury	iShares Barclays 1-3 Year Treasury Bond Fund	Diversified
3-7 Year Treasury	iShares Barclays 3-7 Year Treasury Bond Fund	Diversified
7-10 Year Treasury	iShares Barclays 7-10 Year Treasury Bond Fund	Diversified
10-20 Year Treasury	iShares Barclays 10-20 Year Treasury Bond Fund	Diversified
20+ Year Treasury	iShares Barclays 20+ Year Treasury Bond Fund	Diversified

[a]	The Funds changed their names effective July 1, 2013.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The Funds invest a significant portion of their assets in fixed-income securities. Changes in market interest rates or economic conditions, including the Federal Reserve Bank’s decision in December 2013 to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Continued)

iSHARES® TRUST

defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

40	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Bond ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Short Treasury
Assets:
U.S. Government Obligations	$—	$2,610,685,022	$—	$2,610,685,022
Money Market Funds	3,646,281	—	—	3,646,281

	$3,646,281	$2,610,685,022	$—	$2,614,331,303

1-3 Year Treasury
Assets:
U.S. Government Obligations	$—	$11,723,313,586	$—	$11,723,313,586
Money Market Funds	209,692,061	—	—	209,692,061

	$209,692,061	$11,723,313,586	$—	$11,933,005,647

3-7 Year Treasury
Assets:
U.S. Government Obligations	$—	$6,283,119,833	$—	$6,283,119,833
Money Market Funds	2,692,724,615	—	—	2,692,724,615

	$2,692,724,615	$6,283,119,833	$—	$8,975,844,448

7-10 Year Treasury
Assets:
U.S. Government Obligations	$—	$4,240,369,547	$—	$4,240,369,547
Money Market Funds	2,088,701,613	—	—	2,088,701,613

	$2,088,701,613	$4,240,369,547	$—	$6,329,071,160

10-20 Year Treasury
Assets:
U.S. Government Obligations	$—	$237,187,913	$—	$237,187,913
Money Market Funds	98,801,388	—	—	98,801,388

	$98,801,388	$237,187,913	$—	$335,989,301

20+ Year Treasury
Assets:
U.S. Government Obligations	$—	$3,106,192,390	$—	$3,106,192,390
Money Market Funds	1,416,521,189	—	—	1,416,521,189

	$1,416,521,189	$3,106,192,390	$—	$4,522,713,579

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates.

As of February 28, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of February 28, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically

42	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

As of February 28, 2014, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares Bond ETF	Market Value of Securities on Loan
3-7 Year Treasury	$2,583,106,150
7-10 Year Treasury	1,944,963,925
10-20 Year Treasury	92,802,839
20+ Year Treasury	1,338,364,697

As of February 28, 2014, the value of the related collateral, as disclosed in the Funds’ schedules of investments, exceeded the market value of the securities on loan.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.15% based on the average daily net assets of each Fund.

BFA has voluntarily waived a portion of its investment advisory fees for the iShares Short Treasury Bond ETF in the amount of $1,179,198.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014, each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) each Fund retains 75% of securities lending income and (ii) the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, each Fund retained 65% of securities lending income and paid no collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended February 28, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares Bond ETF	Fees Paid to BTC
1-3 Year Treasury	$75,115
3-7 Year Treasury	790,722
7-10 Year Treasury	954,020
10-20 Year Treasury	72,803
20+ Year Treasury	720,125

In addition, commencing the business day following the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 (or lesser amount as may be agreed to by the Funds and BTC) and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 80% of securities lending income and (ii) the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2014 were as follows:

	U.S. Government Obligations
iShares Bond ETF	Purchases	Sales
Short Treasury	$374,499,464	$124,645,567
1-3 Year Treasury	11,980,170,196	11,253,970,983
3-7 Year Treasury	1,982,203,583	1,836,229,758
7-10 Year Treasury	4,838,148,127	4,839,035,317
10-20 Year Treasury	63,136,810	59,747,289
20+ Year Treasury	1,028,971,228	1,030,771,331

44	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended February 28, 2014 were as follows:

iShares Bond ETF	In-kind Purchases	In-kind Sales
Short Treasury	$4,631,718,707	$4,966,271,427
1-3 Year Treasury	6,240,551,164	2,207,233,551
3-7 Year Treasury	11,429,538,478	7,354,402,201
7-10 Year Treasury	4,518,505,953	4,378,894,206
10-20 Year Treasury	223,533,452	386,579,194
20+ Year Treasury	12,820,787,250	12,521,245,415

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of February 28, 2014, attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares Bond ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Short Treasury	$1,212,569	$872	$(1,213,441)
1-3 Year Treasury	5,607,737	1,285	(5,609,022)
3-7 Year Treasury	17,358,838	—	(17,358,838)
7-10 Year Treasury	(40,659,494)	—	40,659,494
10-20 Year Treasury	(8,015,793)	—	8,015,793
20+ Year Treasury	(188,346,132)	—	188,346,132

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Continued)

iSHARES® TRUST

The tax character of distributions paid during the years ended February 28, 2014 and February 28, 2013 was as follows:

iShares Bond ETF	2014	2013
Short Treasury
Ordinary income	$62,198	$237,505

1-3 Year Treasury
Ordinary income	$21,311,079	$34,299,603

3-7 Year Treasury
Ordinary income	$24,548,630	$21,051,119

7-10 Year Treasury
Ordinary income	$73,732,666	$81,934,896

10-20 Year Treasury
Ordinary income	$7,558,205	$12,287,719

20+ Year Treasury
Ordinary income	$93,521,994	$87,862,895

As of February 28, 2014, the tax components of accumulated net earnings (losses) were as follows:

iShares Bond ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Short Treasury	$4,932	$(27,199)	$(250,787)	$—	$(273,054)
1-3 Year Treasury	2,458,304	—	21,720,743	(110,482)	24,068,565
3-7 Year Treasury	4,990,076	(9,886,663)	(28,800,290)	(9,479,407)	(43,176,284)
7-10 Year Treasury	6,861,363	(31,577,798)	(76,464,738)	(42,328,244)	(143,509,417)
10-20 Year Treasury	407,358	(2,179,731)	(20,081,149)	(408,457)	(22,261,979)
20+ Year Treasury	7,351,534	(43,399,933)	(275,632,401)	(49,905,428)	(361,586,228)

[a]	The difference between book-basis and tax-basis unrealized gain (losses) was attributable primarily to the tax deferral of losses on wash sales.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending February 28, 2015.

As of February 28, 2014, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Bond ETF	Non- Expiring [a]	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Short Treasury	$27,199	$—	$—	$—	$—	$—	$27,199
3-7 Year Treasury	9,885,433	—	—	—	—	1,230	9,886,663
7-10 Year Treasury	31,577,798	—	—	—	—	—	31,577,798
10-20 Year Treasury	2,065,949	—	—	—	58,200	55,582	2,179,731
20+ Year Treasury	27,758,552	1,890,917	3,444,435	1,159,235	9,146,794	—	43,399,933

[a]	Must be utilized prior to losses subject to expiration.

46	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended February 28, 2014, the iShares Short Treasury Bond ETF utilized $158,158 of its capital loss carryforwards.

As of February 28, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Short Treasury	$2,614,582,090	$74,873	$(325,660)	$(250,787)
1-3 Year Treasury	11,911,284,904	22,155,406	(434,663)	21,720,743
3-7 Year Treasury	9,004,644,738	4,166,837	(32,967,127)	(28,800,290)
7-10 Year Treasury	6,405,535,898	19,991,609	(96,456,347)	(76,464,738)
10-20 Year Treasury	356,070,450	33,956	(20,115,105)	(20,081,149)
20+ Year Treasury	4,798,345,980	7,797,594	(283,429,995)	(275,632,401)

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	47

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Short Treasury Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares 10-20 Year Treasury Bond ETF and iShares 20+ Year Treasury Bond ETF (the “Funds”) at February 28, 2014, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2014 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 21, 2014

48	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

Under Section 871(k)(1)(C) of the Internal Revenue Code, the Funds hereby designate the following maximum amounts allowable as interest-related dividends for the fiscal year ended February 28, 2014:

iShares Bond ETF	Interest- Related Dividends
Short Treasury	$62,198
1-3 Year Treasury	21,311,079
3-7 Year Treasury	16,301,291
7-10 Year Treasury	45,653,642
10-20 Year Treasury	4,614,368
20+ Year Treasury	57,085,074

The Funds hereby designate the following amounts of distributions from direct Federal Obligation Interest for the year ended February 28, 2014:

iShares Bond ETF	Federal Obligation Interest [a]
Short Treasury	$62,198
1-3 Year Treasury	21,311,079
3-7 Year Treasury	16,301,291
7-10 Year Treasury	45,653,642
10-20 Year Treasury	4,614,368
20+ Year Treasury	57,085,074

[a]	The law varies in each state as to whether and what percentage of ordinary income dividends attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

TAX INFORMATION	49

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Bond ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
1-3 Year Treasury	$0.223559	$—	$—	$0.223559	100%	—%	—%		100%
3-7 Year Treasury	0.970519	—	—	0.970519	100	—	—		100
7-10 Year Treasury	1.794814	—	0.001865	1.796679	100	—	0	[a]	100
10-20 Year Treasury	2.926604	—	0.000188	2.926792	100	—	0	[a]	100
20+ Year Treasury	3.312217	—	0.018853	3.331070	99	—	1		100

[a]	Round to less than 1%.

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

50	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Short Treasury Bond ETF

Period Covered: January 1, 2009 through December 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Between 0.5% and –0.5%	1,256	99.84
Less than –0.5%	1	0.08

	1,258	100.00%

iShares 1-3 Year Treasury Bond ETF

Period Covered: January 1, 2009 through December 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	1	0.08%
Greater than 0.5% and Less than 1.0%	1	0.08
Between 0.5% and –0.5%	1,255	99.76
Less than –0.5%	1	0.08

	1,258	100.00%

iShares 3-7 Year Treasury Bond ETF

Period Covered: January 1, 2009 through December 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	3	0.24%
Greater than 0.5% and Less than 1.0%	1	0.08
Between 0.5% and –0.5%	1,254	99.68

	1,258	100.00%

SUPPLEMENTAL INFORMATION	51

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares 7-10 Year Treasury Bond ETF

Period Covered: January 1, 2009 through December 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Between 0.5% and –0.5%	1,255	99.76
Less than –0.5% and Greater than –1.0%	1	0.08
Less than –1.0% and Greater than –1.5%	1	0.08

	1,258	100.00%

iShares 10-20 Year Treasury Bond ETF

Period Covered: January 1, 2009 through December 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	3	0.24%
Greater than 0.5% and Less than 1.0%	7	0.56
Between 0.5% and –0.5%	1,244	98.88
Less than –0.5% and Greater than –1.0%	3	0.24
Less than –1.0% and Greater than –1.5%	1	0.08

	1,258	100.00%

iShares 20+ Year Treasury Bond ETF

Period Covered: January 1, 2009 through December 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	2	0.16%
Greater than 0.5% and Less than 1.0%	33	2.62
Between 0.5% and –0.5%	1,203	95.63
Less than –0.5% and Greater than –1.0%	17	1.35
Less than –1.0% and Greater than –1.5%	3	0.24

	1,258	100.00%

52	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons of the Trust (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped ETF, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 309 Funds (as of February 28, 2014) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman and Warren Collier, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman and Mr. Collier is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (57)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (43)	Trustee (since 2013)	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Director of iShares MSCI Russia Capped ETF, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	53

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (58)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped ETF, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (64)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public broadcasting/media company (since 2011).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (70)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (58)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

54	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
John E. Martinez (52)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (74)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).

Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped ETF, Inc. (since

2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (49)	Trustee (since 2011); 15(c) Committee Chair (since 2012).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped ETF, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011) ; Director, Cavium, Inc. (since 2013).

TRUSTEE AND OFFICER INFORMATION	55

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Manish Mehta (43)	President (since 2013).	Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI (2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (54)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Edward B. Baer (45)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (61)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel at Kirkpatrick & Lockhart LLP (2001-2005).

Warren Collier (48)	Executive Vice President (since 2013).	Managing Director, BlackRock (since 2009); Chief Operating Officer, BlackRock Latin America and Iberia (2009-2012); Chief Operating Officer, BGINA and BGI Canada Limited (2007-2009).

Scott Radell (45)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (51)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (50)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

56	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	57

Notes:

58	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-21-0214

FEBRUARY 28, 2014

2014 ANNUAL REPORT

iShares Trust

➢	iShares 1-3 Year Credit Bond ETF | CSJ | NYSE Arca
➢	iShares Intermediate Credit Bond ETF | CIU | NYSE Arca
➢	iShares Credit Bond ETF | CFT | NYSE Arca
➢	iShares 10+ Year Credit Bond ETF | CLY | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

CREDIT BOND MARKET PERFORMANCE OVERVIEW

Credit bond markets delivered mixed performance for the 12-month period ended February 28, 2014 (the “reporting period”). For the reporting period, the largest drivers of bond market performance and volatility were the comments and actions of the U.S. Federal Reserve Bank (the “Fed”).

The reporting period began when U.S. interest rates were at a historical low. The Fed had responded to slow U.S. economic data by pledging to keep its key short-term interest rate near zero, and by expanding its third quantitative easing program (“QE3”) of monthly bond purchases, increasing demand for bonds and lowering interest rates. Tepid global economic conditions supported the low interest rate environment, providing a measure of confidence that central banks around the world would keep interest rates depressed in an effort to stimulate growth. In this low interest rate environment, yields on credit-related bonds reached record low levels in early May 2013.

In May 2013, the Fed indicated that it might begin scaling back, or tapering, its bond-purchasing program if the U.S. economy and labor market showed further signs of improvement. Specifically, the Fed indicated that it might decrease its monthly purchases from $85 billion to $65 billion during the September 2013 policy meeting, and might terminate the bond-buying program by mid-2014. This comment caused a rapid deterioration in sentiment among bond market participants, sending bond prices down and interest rates up. The yield on the benchmark 10-year Treasury, which had declined to a low of 1.61% on May 1, 2013, topped 3% by September 2013 for the first time since 2011 (bond yields rise when bond prices fall, and vice versa).

At its September 2013 meeting, the Fed surprised markets by announcing that it would not taper its bond-buying program. Markets reacted favorably, and yields eased for the remainder of 2013. In the final months of the reporting period, bond market participants were reassured when new Fed chairwoman Janet Yellen reiterated the Fed’s plan to take “measured steps” in tapering its bond buying program, and to keep interest rates low in an effort to promote economic growth. Bond market performance was also aided as turmoil in developing nations and disappointing economic manufacturing reports weakened investors’ expectations for the global economy, causing a retreat from equity markets.

For the reporting period, credit-related bonds outpaced the broader bond market. The key drivers of the performance were increased demand as investors searched for yields in a low-interest rate environment, and the backup in yields amid investor concerns regarding Fed tapering. Within the corporate bond universe, lower-quality bonds widely outperformed higher quality bonds due to the yield differential that lower-quality bonds offered. As rates climbed, the relatively higher yields offered by corporate bonds helped to offset price declines. From a maturity standpoint, short- and intermediate-term securities generally outperformed long-term bonds, whose prices were hurt the most by rising interest rates. Longer-term instruments are more sensitive to changes in interest rates.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® 1-3 YEAR CREDIT BOND ETF

Performance as of February 28, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.22%	1.12%	1.63%	1.22%	1.12%	1.63%
5 Years	3.85%	3.40%	4.36%	20.81%	18.19%	23.79%
Since Inception	3.57%	3.56%	4.03%	28.50%	28.43%	32.65%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,012.20	$1.00	$1,000.00	$1,023.80	$1.00	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

6	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

The iShares 1-3 Year Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds with remaining maturities between one and three years, as represented by the Barclays U.S. 1-3 Year Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2014, the total return for the Fund was 1.22%, net of fees, while the total return for the Index was 1.63%.

PORTFOLIO ALLOCATION

As of 2/28/14

Investment Type	Percentage of Total Investments*

Corporate Bonds & Notes	82.25%
Foreign Agency Obligations	14.83
Foreign Government Obligations	2.66
Municipal Debt Obligations	0.26

TOTAL	100.00%

BOND CREDIT QUALITY

As of 2/28/14

Moody’s Credit Rating	Percentage of Total Investments*

Aaa	19.65%
Aa1	2.46
Aa2	6.92
Aa3	6.89
A1	8.81
A2	10.90
A3	10.62
Baa1	11.88
Baa2	13.15
Baa3	5.81
Ba1	0.16
Ba2	0.08
Not Rated	2.67

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® INTERMEDIATE CREDIT BOND ETF

Performance as of February 28, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.09%	1.16%	1.31%	1.09%	1.16%	1.31%
5 Years	7.26%	6.71%	7.70%	41.97%	38.37%	44.87%
Since Inception	5.39%	5.38%	5.63%	45.55%	45.44%	47.98%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,033.60	$1.01	$1,000.00	$1,023.80	$1.00	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

8	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

The iShares Intermediate Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds with remaining maturities between one and ten years, as represented by the Barclays U.S. Intermediate Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2014, the total return for the Fund was 1.09%, net of fees, while the total return for the Index was 1.31%.

PORTFOLIO ALLOCATION

As of 2/28/14

Investment Type	Percentage of Total Investments*

Corporate Bonds & Notes	85.10%
Foreign Agency Obligations	10.89
Foreign Government Obligations	3.64
Municipal Debt Obligations	0.37

TOTAL	100.00%

BOND CREDIT QUALITY

As of 2/28/14

Moody’s Credit Rating	Percentage of Total Investments*

Aaa	11.43%
Aa1	2.15
Aa2	4.96
Aa3	5.89
A1	7.85
A2	11.48
A3	11.79
Baa1	15.13
Baa2	18.17
Baa3	9.10
Ba1	0.55
Ba2	0.18
Not Rated	1.32

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® CREDIT BOND ETF

Performance as of February 28, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.66%	0.72%	0.90%	0.66%	0.72%	0.90%
5 Years	8.43%	7.99%	8.86%	49.89%	46.85%	52.85%
Since Inception	5.79%	5.78%	6.06%	49.59%	49.43%	52.33%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,046.10	$1.01	$1,000.00	$1,023.80	$1.00	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

10	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CREDIT BOND ETF

The iShares Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds, as represented by the Barclays U.S. Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2014, the total return for the Fund was 0.66%, net of fees, while the total return for the Index was 0.90%.

PORTFOLIO ALLOCATION

As of 2/28/14

Investment Type	Percentage of Total Investments*

Corporate Bonds & Notes	83.33%
Foreign Agency Obligations	8.51
Foreign Government Obligations	4.99
Municipal Debt Obligations	3.17

TOTAL	100.00%

BOND CREDIT QUALITY

As of 2/28/14

Moody’s Credit Rating	Percentage of Total Investments*

Aaa	8.67%
Aa1	2.15
Aa2	5.06
Aa3	4.95
A1	8.99
A2	10.84
A3	12.72
Baa1	16.21
Baa2	18.62
Baa3	10.03
Ba1	0.54
Ba2	0.09
Not Rated	1.13

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® 10+ YEAR CREDIT BOND ETF

Performance as of February 28, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.41)%	(0.34)%	(0.21)%	(0.41)%	(0.34)%	(0.21)%
Since Inception	8.29%	8.32%	8.79%	40.01%	40.21%	42.79%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 12/8/09. The first day of secondary market trading was 12/9/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,073.60	$1.03	$1,000.00	$1,023.80	$1.00	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

12	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

The iShares 10+ Year Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of long-term, investment-grade U.S. corporate bonds and U.S. dollar-denominated bonds, including those of non-U.S. corporations and governments, with remaining maturities greater than ten years, as represented by The BofA Merrill Lynch 10+ Year US Corporate & Yankees IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2014, the total return for the Fund was -0.41%, net of fees, while the total return for the Index was -0.21%.

Special note – On or about June 30, 2014, the investment objective of the Fund will change to track a new underlying index, the Barclays U.S. Long Credit Index.

PORTFOLIO ALLOCATION

As of 2/28/14

Investment Type	Percentage of Total Investments*

Corporate Bonds & Notes	82.23%
Foreign Government Obligations	11.94
Foreign Agency Obligations	5.83

TOTAL	100.00%

BOND CREDIT QUALITY

As of 2/28/14

Moody’s Credit Rating	Percentage of Total Investments*

Aaa	1.73%
Aa1	0.92
Aa2	5.31
Aa3	3.93
A1	8.66
A2	10.75
A3	15.66
Baa1	19.41
Baa2	20.56
Baa3	11.62
Ba1	0.41
Ba2	0.08
Not Rated	0.96

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2013 and held through February 28, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 80.78%

AEROSPACE & DEFENSE — 0.52%
Boeing Co. (The)
3.50%, 02/15/15	$15,910	$16,394,731
General Dynamics Corp.
1.00%, 11/15/17[a]	2,000	1,955,078
2.25%, 07/15/16	6,200	6,425,017
Honeywell International Inc.
5.40%, 03/15/16	1,125	1,234,157
Lockheed Martin Corp.
2.13%, 09/15/16	13,065	13,464,348
7.65%, 05/01/16	1,000	1,138,805
Precision Castparts Corp.
0.70%, 12/20/15	8,890	8,914,770
Textron Inc.
4.63%, 09/21/16	126	136,250
6.20%, 03/15/15	1,000	1,054,093
United Technologies Corp.
4.88%, 05/01/15	17,450	18,352,770

		69,070,019
AUTO COMPONENTS — 0.03%
Johnson Controls Inc.
2.60%, 12/01/16[a]	4,000	4,145,003

		4,145,003
BEVERAGES — 2.04%
Anheuser-Busch Companies LLC
5.05%, 10/15/16	4,000	4,406,755
Anheuser-Busch InBev Finance Inc.
0.80%, 01/15/16[a]	21,772	21,855,188
1.13%, 01/27/17	28,270	28,421,998
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	22,000	22,103,865
2.88%, 02/15/16[a]	2,000	2,083,365
Beam Inc.
1.88%, 05/15/17	4,000	4,030,835
5.38%, 01/15/16	3,261	3,505,670
Brown-Forman Corp.
1.00%, 01/15/18	3,000	2,940,432
2.50%, 01/15/16	150	155,285

Security	Principal (000s)	Value

Coca-Cola Co. (The)
0.75%, 03/13/15	$12,290	$12,346,454
0.75%, 11/01/16[a]	23,000	22,967,009
1.50%, 11/15/15	14,000	14,255,602
1.80%, 09/01/16	14,782	15,164,063
Coca-Cola Enterprises Inc.
2.00%, 08/19/16	6,000	6,123,021
2.13%, 09/15/15	2,730	2,787,137
Diageo Capital PLC
0.63%, 04/29/16	20,630	20,572,852
5.50%, 09/30/16	5,000	5,577,938
Diageo Finance BV
5.30%, 10/28/15	5,120	5,516,056
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	5,100	5,298,171
PepsiCo Inc.
0.70%, 08/13/15[a]	11,000	11,037,404
0.70%, 02/26/16	13,000	13,003,987
0.75%, 03/05/15	19,750	19,838,777
0.95%, 02/22/17	3,000	3,002,907
1.25%, 08/13/17	5,000	5,000,510
2.50%, 05/10/16	17,123	17,771,387

		269,766,668
BIOTECHNOLOGY — 0.37%
Amgen Inc.
2.30%, 06/15/16	5,000	5,139,294
2.50%, 11/15/16[a]	18,604	19,314,274
Celgene Corp.
1.90%, 08/15/17	1,000	1,011,496
2.45%, 10/15/15	915	939,215
Genentech Inc.
4.75%, 07/15/15	10,600	11,207,053
Genzyme Corp.
3.63%, 06/15/15	4,000	4,160,138
Gilead Sciences Inc.
3.05%, 12/01/16	7,000	7,377,583

		49,149,053
CAPITAL MARKETS — 11.14%
Bank of New York Mellon Corp. (The)
0.70%, 10/23/15 (Call 09/23/15)	10,700	10,715,864

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

0.70%, 03/04/16 (Call 02/03/16)	$12,000	$12,008,153
2.30%, 07/28/16	12,000	12,441,778
2.95%, 06/18/15[a]	9,000	9,296,088
Series G
4.95%, 03/15/15	140	146,696
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.55%, 01/22/17	2,308	2,569,641
Charles Schwab Corp. (The)
0.85%, 12/04/15	3,500	3,508,882
Credit Suisse (USA) Inc.
5.13%, 08/15/15	15,248	16,210,852
5.38%, 03/02/16[a]	11,925	12,918,606
Deutsche Bank AG London
3.25%, 01/11/16[a]	25,800	26,963,053
3.45%, 03/30/15	23,680	24,391,549
Series 3FXD
1.40%, 02/13/17	15,385	15,448,524
European Investment Bank
0.50%, 08/15/16[a]	77,700	77,569,153
0.63%, 04/15/16[a]	90,600	90,919,755
1.00%, 07/15/15	30,900	31,208,122
1.13%, 04/15/15	55,000	55,541,183
1.13%, 12/15/16[a]	52,500	53,084,377
1.25%, 10/14/16[a]	60,150	61,090,505
1.38%, 10/20/15	28,000	28,498,193
1.63%, 09/01/15	48,650	49,634,861
2.13%, 07/15/16	40,000	41,461,904
2.25%, 03/15/16	41,500	43,021,730
2.50%, 05/16/16	40,250	42,023,182
2.75%, 03/23/15	23,250	23,864,332
4.88%, 02/16/16	3,500	3,801,572
4.88%, 01/17/17	35,000	39,044,911
5.13%, 09/13/16	36,500	40,609,247
Franklin Resources Inc. Series 1
3.13%, 05/20/15	1,000	1,031,814
Goldman Sachs Group Inc. (The)
1.60%, 11/23/15	22,000	22,250,286
3.30%, 05/03/15	18,500	19,048,445
3.63%, 02/07/16[a]	100,945	105,996,925
3.70%, 08/01/15	40,233	41,829,867

Security	Principal (000s)	Value

5.35%, 01/15/16	$25,385	$27,425,606
5.63%, 01/15/17[a]	9,110	10,103,419
5.75%, 10/01/16[a]	6,644	7,391,831
International Finance Corp.
0.50%, 05/15/15	2,000	2,006,189
0.50%, 05/16/16	18,200	18,211,215
0.63%, 11/15/16	17,750	17,743,136
1.13%, 11/23/16	20,000	20,252,948
2.13%, 11/17/17	10,000	10,372,617
2.25%, 04/11/16	29,000	30,094,875
2.75%, 04/20/15	29,000	29,818,853
Jefferies Group LLC
3.88%, 11/09/15	1,138	1,187,667
5.50%, 03/15/16	2,000	2,159,852
Morgan Stanley
1.75%, 02/25/16	26,126	26,533,389
3.45%, 11/02/15	12,286	12,802,932
3.80%, 04/29/16	41,110	43,424,263
4.00%, 07/24/15	10,403	10,849,044
5.38%, 10/15/15	24,685	26,457,903
5.45%, 01/09/17	13,488	15,000,825
5.75%, 10/18/16[a]	18,285	20,390,088
5.95%, 12/28/17	6,000	6,881,011
6.00%, 04/28/15[a]	39,324	41,674,401
Nomura Holdings Inc.
2.00%, 09/13/16[a]	22,000	22,242,539
4.13%, 01/19/16	12,806	13,475,671
5.00%, 03/04/15	16,975	17,665,995
State Street Corp.
2.88%, 03/07/16	16,459	17,190,022
Vesey Street Investment Trust I
4.40%, 09/01/16[b]	3,000	3,227,989

		1,472,734,330
CHEMICALS — 0.69%
Airgas Inc.
1.65%, 02/15/18 (Call 01/15/18)	6,000	5,911,493
Albemarle Corp.
5.10%, 02/01/15	100	104,056
Dow Chemical Co. (The)
2.50%, 02/15/16	12,300	12,679,539
E.I. du Pont de Nemours and Co.
1.95%, 01/15/16	1,000	1,024,066

16	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

2.75%, 04/01/16	$100	$104,223
4.75%, 03/15/15[a]	10,430	10,888,234
5.25%, 12/15/16	2,000	2,238,794
Eastman Chemical Co.
3.00%, 12/15/15	1,402	1,454,007
Ecolab Inc.
1.00%, 08/09/15[a]	11,150	11,197,090
3.00%, 12/08/16	12,464	13,124,037
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	4,000	4,235,192
3.75%, 09/30/15	3,000	3,136,072
PPG Industries Inc.
1.90%, 01/15/16	5,000	5,087,503
Praxair Inc.
0.75%, 02/21/16	20,500	20,538,328

		91,722,634
COMMERCIAL BANKS — 15.93%
Abbey National Treasury Services PLC
4.00%, 04/27/16	13,781	14,643,737
African Development Bank
0.75%, 10/18/16	1,750	1,755,015
0.88%, 03/15/18	5,000	4,924,927
1.25%, 09/02/16[a]	15,000	15,239,105
2.50%, 03/15/16	20,000	20,827,994
American Express Centurion Bank
0.88%, 11/13/15	22,060	22,142,094
Australia and New Zealand Banking Group Ltd.
0.90%, 02/12/16	11,500	11,543,414
1.25%, 01/10/17[a]	13,500	13,565,551
Bancolombia SA
4.25%, 01/12/16[a]	3,150	3,284,190
Bank of America N.A.
1.25%, 02/14/17	16,000	16,033,811
Series FXD
1.13%, 11/14/16	31,000	31,016,832
Bank of Montreal
0.80%, 11/06/15	18,050	18,139,151
1.30%, 07/15/16	16,535	16,707,614
2.50%, 01/11/17[a]	12,367	12,879,269

Security	Principal (000s)	Value

Bank of Nova Scotia
0.75%, 10/09/15	$9,000	$9,038,175
0.95%, 03/15/16	14,000	14,077,987
1.10%, 12/13/16	10,000	10,039,862
1.38%, 07/15/16	8,000	8,097,572
2.05%, 10/07/15	19,150	19,636,530
2.55%, 01/12/17	22,750	23,692,463
2.90%, 03/29/16	22,497	23,513,974
Bank One Corp.
4.90%, 04/30/15	5,110	5,351,907
Barclays Bank PLC
3.90%, 04/07/15	14,970	15,518,420
5.00%, 09/22/16	21,737	23,896,073
BB&T Corp.
3.20%, 03/15/16 (Call 02/16/16)	14,255	14,925,759
3.95%, 04/29/16	3,250	3,468,561
5.20%, 12/23/15	7,000	7,513,865
BNP Paribas SA
1.25%, 12/12/16	13,000	13,033,851
3.25%, 03/11/15	32,780	33,684,288
3.60%, 02/23/16[a]	27,000	28,450,710
BPCE SA
1.63%, 02/10/17[a]	12,000	12,068,209
1.70%, 04/25/16	2,785	2,775,954
Branch Banking & Trust Co.
1.00%, 04/03/17	10,000	9,979,749
1.05%, 12/01/16 (Call 11/01/16)	14,000	14,042,498
1.45%, 10/03/16 (Call 09/03/16)[a]	15,000	15,191,068
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	21,300	21,439,438
1.35%, 07/18/16	4,000	4,041,872
2.35%, 12/11/15[a]	17,650	18,216,170
Comerica Inc.
3.00%, 09/16/15	12,400	12,816,271
4.80%, 05/01/15[a]	100	104,510
Commonwealth Bank of Australia
1.95%, 03/16/15	18,615	18,913,753

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Commonwealth Bank of Australia/New York
1.25%, 09/18/15	$18,000	$18,192,612
Corporacion Andina de Fomento
3.75%, 01/15/16	14,600	15,230,433
Council of Europe Development Bank
1.25%, 09/22/16	21,000	21,312,726
2.63%, 02/16/16	1,000	1,042,382
Credit Suisse New York
3.50%, 03/23/15	45,400	46,837,336
Deutsche Bank Financial LLC
5.38%, 03/02/15[a]	7,740	8,080,661
European Bank for Reconstruction and Development
0.75%, 09/01/17	10,000	9,911,272
1.00%, 02/16/17	40,000	40,274,024
1.38%, 10/20/16	10,000	10,195,090
1.63%, 09/03/15	44,150	45,027,088
2.50%, 03/15/16	5,500	5,728,842
Series G
2.75%, 04/20/15	3,725	3,830,180
Fifth Third Bancorp
3.63%, 01/25/16	16,700	17,553,847
Fifth Third Bank
0.90%, 02/26/16 (Call 01/26/16)	16,000	16,043,939
1.15%, 11/18/16 (Call 10/18/16)	13,470	13,520,765
4.75%, 02/01/15	2,465	2,560,581
First Horizon National Corp.
5.38%, 12/15/15[a]	2,500	2,667,805
HSBC USA Inc.
2.38%, 02/13/15	33,012	33,621,815
Huntington National Bank (The)
1.30%, 11/20/16 (Call 10/20/16)	9,030	9,082,788
1.35%, 08/02/16 (Call 07/02/16)	4,950	4,980,246
Intesa Sanpaolo SpA
2.38%, 01/13/17[a]	20,500	20,526,919
3.13%, 01/15/16	29,000	29,674,555
3.88%, 01/16/18	2,000	2,060,560

Security	Principal (000s)	Value

KeyBank N.A.
1.10%, 11/25/16 (Call 10/25/16)	$6,375	$6,374,257
7.41%, 10/15/27	4,164	4,484,033
KeyCorp
3.75%, 08/13/15	17,385	18,095,978
Lloyds Bank PLC
4.88%, 01/21/16[a]	20,809	22,409,892
Manufacturers and Traders Trust Co.
1.25%, 01/30/17 (Call 12/30/16)	13,125	13,162,573
Mellon Capital IV Series 1
4.00%, 06/29/49 (Call 03/31/14)[a,c]	1,950	1,628,250
National Australia Bank Ltd.
0.90%, 01/20/16	3,500	3,514,768
1.30%, 07/25/16	11,000	11,116,167
1.60%, 08/07/15	22,000	22,343,770
2.00%, 03/09/15	15,250	15,505,831
National Bank of Canada
1.50%, 06/26/15	18,500	18,732,063
Nordic Investment Bank
0.50%, 04/14/16	27,750	27,786,758
1.00%, 03/07/17	15,000	15,104,781
2.25%, 03/15/16	16,455	17,063,468
2.50%, 07/15/15	4,000	4,119,013
Perrigo Co. PLC
1.30%, 11/08/16[d]	5,420	5,427,909
PNC Bank N.A.
0.80%, 01/28/16 (Call 12/28/15)[e]	8,500	8,530,128
1.13%, 01/27/17 (Call 12/28/16)[e]	9,040	9,052,061
1.15%, 11/01/16 (Call 10/02/16)[e]	16,500	16,594,876
1.30%, 10/03/16 (Call 09/03/16)[e]	15,000	15,139,198
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[e]	12,721	13,276,965
4.25%, 09/21/15[e]	6,250	6,587,206
5.25%, 11/15/15[a,e]	6,526	6,981,745

18	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Rabobank Nederland
2.13%, 10/13/15	$28,000	$28,729,619
3.38%, 01/19/17	15,924	16,960,060
Regions Financial Corp.
5.75%, 06/15/15[a]	10,000	10,561,900
Royal Bank of Canada
0.80%, 10/30/15	15,000	15,073,357
0.85%, 03/08/16	27,000	27,089,508
1.15%, 03/13/15[a]	9,280	9,360,894
1.20%, 01/23/17	7,000	7,040,443
1.45%, 09/09/16	21,000	21,337,815
2.30%, 07/20/16	16,000	16,564,348
2.63%, 12/15/15	11,930	12,375,567
2.88%, 04/19/16	17,100	17,865,874
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	31,000	31,661,449
3.95%, 09/21/15	10,100	10,558,003
4.38%, 03/16/16[a]	22,337	23,854,628
4.88%, 03/16/15[a]	8,480	8,832,793
Santander Holdings USA Inc.
3.00%, 09/24/15 (Call 08/24/15)	15,000	15,360,629
Sumitomo Mitsui Banking Corp.
0.90%, 01/18/16	16,000	16,028,462
1.30%, 01/10/17	9,957	10,005,304
1.35%, 07/18/15	10,000	10,092,661
1.45%, 07/19/16	6,000	6,065,626
SunTrust Bank
1.35%, 02/15/17 (Call 01/15/17)	15,000	15,068,829
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	5,500	5,819,951
3.60%, 04/15/16 (Call 03/15/16)	15,500	16,303,448
Svenska Handelsbanken AB
3.13%, 07/12/16	16,000	16,809,746
Toronto-Dominion Bank (The)
1.50%, 09/09/16[a]	13,000	13,192,636
2.38%, 10/19/16	29,118	30,229,652
2.50%, 07/14/16	14,025	14,598,794

Security	Principal (000s)	Value

U.S. Bancorp
2.20%, 11/15/16 (Call 10/14/16)	$22,569	$23,383,741
2.45%, 07/27/15	19,806	20,359,101
3.15%, 03/04/15	3,000	3,084,957
UBS AG Stamford
5.88%, 12/20/17[a]	2,000	2,297,649
7.00%, 10/15/15	1,000	1,075,974
Series 10
5.88%, 07/15/16	20,202	22,401,777
UBS Preferred Funding Trust V Series 1
6.24%, 05/29/49 (Call 05/15/16)[c]	2,000	2,120,000
Union Bank N.A.
1.50%, 09/26/16 (Call 08/26/16)	16,175	16,435,344
2.13%, 06/16/17	2,000	2,041,476
3.00%, 06/06/16	14,000	14,671,964
US Bank N.A.
1.10%, 01/30/17 (Call 12/30/16)	25,000	25,071,747
4.80%, 04/15/15	1,240	1,300,243
Wachovia Bank N.A./Wells Fargo & Co.
4.88%, 02/01/15	3,750	3,902,163
5.60%, 03/15/16	8,500	9,259,235
Wachovia Corp./Wells Fargo & Co.
5.63%, 10/15/16	18,738	20,947,009
Wells Fargo & Co.
1.25%, 07/20/16	7,150	7,225,130
1.50%, 07/01/15	27,500	27,881,736
2.63%, 12/15/16[a]	11,957	12,505,356
3.63%, 04/15/15	26,090	27,029,775
3.68%, 06/15/16[b]	48,164	51,238,181
5.13%, 09/15/16	1,590	1,751,715
Wells Fargo Bank N.A.
4.75%, 02/09/15	26,500	27,570,323
Wells Fargo Bank NA
0.75%, 07/20/15[a]	5,000	5,023,857
Westpac Banking Corp.
0.95%, 01/12/16[a]	15,760	15,846,137

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

1.05%, 11/25/16	$12,000	$12,014,673
1.13%, 09/25/15	28,000	28,270,793
3.00%, 08/04/15	12,921	13,387,634
3.00%, 12/09/15	13,870	14,454,753
4.20%, 02/27/15	19,350	20,083,909

		2,107,298,697
COMMERCIAL SERVICES & SUPPLIES — 0.19%
Pitney Bowes Inc.
5.00%, 03/15/15[a]	2,430	2,531,375
Unilever Capital Corp.
0.45%, 07/30/15	10,000	9,993,746
0.85%, 08/02/17	5,000	4,920,530
Waste Management Inc.
6.38%, 03/11/15	6,835	7,231,198

		24,676,849
COMMUNICATIONS EQUIPMENT — 0.55%
Cisco Systems Inc.
1.10%, 03/03/17	20,000	20,084,428
5.50%, 02/22/16	43,200	47,345,776
Juniper Networks Inc.
3.10%, 03/15/16	4,600	4,753,392

		72,183,596
COMPUTERS & PERIPHERALS — 0.80%
Apple Inc.
0.45%, 05/03/16	21,000	20,975,331
Hewlett-Packard Co.
2.13%, 09/13/15	5,500	5,610,457
2.20%, 12/01/15	6,000	6,113,576
2.35%, 03/15/15[a]	19,950	20,299,635
2.65%, 06/01/16	26,779	27,696,041
3.00%, 09/15/16	11,032	11,511,703
3.30%, 12/09/16	12,638	13,322,313

		105,529,056
CONSUMER FINANCE — 5.56%
American Express Co.
5.50%, 09/12/16	11,500	12,742,749
6.80%, 09/01/66 (Call 09/01/16)[c]	3,348	3,632,580
American Express Credit Corp.
1.30%, 07/29/16[a]	14,000	14,131,762
1.75%, 06/12/15	23,750	24,111,758
2.75%, 09/15/15	31,231	32,255,827
2.80%, 09/19/16[a]	27,824	29,078,619

Security	Principal (000s)	Value

American Honda Finance Corp.
1.13%, 10/07/16	$17,741	$17,864,144
Capital One Bank (USA) N.A.
1.15%, 11/21/16 (Call 10/21/16)	13,060	13,058,482
1.20%, 02/13/17	10,000	10,029,827
Capital One Financial Corp.
1.00%, 11/06/15	10,950	10,967,390
2.15%, 03/23/15	11,750	11,929,226
3.15%, 07/15/16	30,000	31,454,365
Caterpillar Financial Services Corp.
0.70%, 11/06/15[a]	4,000	4,015,082
0.70%, 02/26/16	8,750	8,771,669
1.00%, 03/03/17	5,000	5,006,355
1.05%, 03/26/15	10,800	10,880,113
1.10%, 05/29/15	3,200	3,228,396
1.35%, 09/06/16	24,000	24,337,231
1.63%, 06/01/17	4,000	4,056,963
2.05%, 08/01/16	12,000	12,322,027
2.75%, 06/24/15	5,000	5,152,176
Series F
4.75%, 02/17/15	610	635,944
Ford Motor Credit Co. LLC
1.50%, 01/17/17[a]	10,000	10,009,088
1.70%, 05/09/16[a]	22,000	22,306,412
2.50%, 01/15/16	2,250	2,314,365
2.75%, 05/15/15	16,000	16,372,616
3.98%, 06/15/16[a]	20,535	21,853,165
4.21%, 04/15/16	27,500	29,254,571
4.25%, 02/03/17	12,000	12,923,161
5.63%, 09/15/15	5,590	5,974,509
7.00%, 04/15/15	18,640	19,927,356
8.00%, 12/15/16[a]	13,723	16,148,133
12.00%, 05/15/15	15,500	17,556,941
HSBC Finance Capital Trust IX
5.91%, 11/30/35 (Call 11/30/15)[c]	3,200	3,296,000
HSBC Finance Corp.
5.00%, 06/30/15	24,903	26,248,596
5.25%, 04/15/15	240	252,032
5.50%, 01/19/16[a]	34,543	37,297,379

20	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

John Deere Capital Corp.
0.70%, 09/04/15	$16,571	$16,649,577
0.75%, 01/22/16[a]	7,000	7,038,924
0.88%, 04/17/15	10,000	10,055,146
0.95%, 06/29/15	7,200	7,247,174
1.05%, 12/15/16	7,000	7,043,446
2.95%, 03/09/15	7,290	7,484,415
Series FIX
1.05%, 10/11/16	18,735	18,863,319
PACCAR Financial Corp.
0.75%, 08/14/15	5,000	5,021,374
0.75%, 05/16/16	3,900	3,899,617
0.80%, 02/08/16	5,000	5,013,979
1.05%, 06/05/15	5,000	5,021,645
1.15%, 08/16/16	4,250	4,275,315
Toyota Motor Credit Corp.
0.80%, 05/17/16	7,000	7,037,718
0.88%, 07/17/15	5,153	5,182,729
1.00%, 02/17/15[a]	20,400	20,545,909
2.00%, 09/15/16	10,100	10,410,595
2.05%, 01/12/17[a]	16,753	17,283,459
2.80%, 01/11/16	15,418	16,058,107
3.20%, 06/17/15	29,065	30,074,447

		735,603,904
DIVERSIFIED CONSUMER SERVICES — 0.02%
Board of Trustees of The Leland Stanford Junior University (The)
4.25%, 05/01/16	3,000	3,238,428

		3,238,428
DIVERSIFIED FINANCIAL SERVICES — 12.77%
Bank of America Corp.
1.25%, 01/11/16[a]	16,000	16,107,693
1.35%, 11/21/16	11,050	11,063,369
1.50%, 10/09/15	38,000	38,420,725
3.63%, 03/17/16	25,080	26,432,780
3.70%, 09/01/15	21,940	22,875,252
4.50%, 04/01/15	39,700	41,292,301
4.75%, 08/01/15	22,550	23,807,231
5.63%, 10/14/16	11,085	12,320,312
5.75%, 08/15/16	13,250	14,611,193
6.05%, 05/16/16	9,909	10,894,857
6.50%, 08/01/16	42,000	47,281,322
7.80%, 09/15/16	1,000	1,156,509

Security	Principal (000s)	Value

Series 1
3.75%, 07/12/16	$26,275	$27,892,268
Series B
5.30%, 09/30/15	351	373,093
BBVA U.S. Senior SA Unipersonal
4.66%, 10/09/15[a]	29,750	31,210,876
BP Capital Markets PLC
0.70%, 11/06/15	6,000	6,016,593
1.85%, 05/05/17	5,000	5,099,295
2.25%, 11/01/16	17,000	17,591,244
3.13%, 10/01/15	32,940	34,283,538
3.20%, 03/11/16	14,154	14,872,716
3.88%, 03/10/15	30,750	31,856,631
Citigroup Inc.
1.25%, 01/15/16	22,500	22,643,971
1.30%, 04/01/16	34,000	34,171,533
1.30%, 11/15/16	15,000	15,018,060
1.70%, 07/25/16	36,350	36,817,967
2.25%, 08/07/15	17,420	17,775,597
2.65%, 03/02/15	9,474	9,662,657
3.95%, 06/15/16	31,153	33,138,283
4.45%, 01/10/17	14,138	15,343,135
4.59%, 12/15/15	18,895	20,116,277
4.70%, 05/29/15	2,660	2,789,724
4.75%, 05/19/15	29,280	30,693,901
4.88%, 05/07/15	14,630	15,294,251
5.30%, 01/07/16[a]	2,380	2,569,178
5.50%, 02/15/17	17,000	18,887,096
Deutsche Telekom International Finance BV
5.75%, 03/23/16	13,275	14,571,153
General Electric Capital Corp.
1.00%, 12/11/15	23,947	24,165,257
1.00%, 01/08/16	26,500	26,717,320
1.50%, 07/12/16	2,500	2,541,811
1.63%, 07/02/15	34,400	34,949,609
2.25%, 11/09/15	26,594	27,364,516
2.90%, 01/09/17[a]	27,325	28,737,748
2.95%, 05/09/16[a]	9,100	9,532,877
3.35%, 10/17/16	22,103	23,503,409
3.50%, 06/29/15	10,250	10,672,498
4.38%, 09/21/15	9,182	9,734,918

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

4.88%, 03/04/15	$8,760	$9,160,969
5.00%, 01/08/16[a]	29,196	31,556,695
5.38%, 10/20/16	2,885	3,216,184
5.40%, 02/15/17	25,000	28,073,284
International Bank for Reconstruction and Development
0.38%, 11/16/15	31,000	31,046,280
0.50%, 04/15/16	81,250	81,366,293
0.50%, 05/16/16	48,750	48,806,672
0.88%, 04/17/17	10,000	10,015,505
1.00%, 09/15/16	40,750	41,184,542
2.13%, 03/15/16	61,250	63,385,763
2.38%, 05/26/15	74,000	75,930,460
5.00%, 04/01/16	485	530,551
J.P. Morgan Chase & Co.
0.80%, 04/23/15[a]	6,000	6,013,500
1.10%, 10/15/15	28,000	28,178,303
1.13%, 02/26/16	16,415	16,508,757
1.35%, 02/15/17	25,000	25,139,831
1.88%, 03/20/15	27,250	27,627,195
2.60%, 01/15/16	18,452	19,080,333
3.15%, 07/05/16[a]	60,900	63,963,148
3.40%, 06/24/15	35,125	36,374,980
3.45%, 03/01/16	28,204	29,623,827
4.75%, 03/01/15[a]	7,940	8,271,749
5.15%, 10/01/15	24,060	25,634,471
5.25%, 05/01/15	1,570	1,649,357
Leucadia National Corp.
8.13%, 09/15/15	7,000	7,708,890
National Rural Utilities Cooperative Finance Corp.
1.10%, 01/27/17	25,000	25,073,572
3.88%, 09/16/15	200	209,516
ORIX Corp.
4.71%, 04/27/15[a]	11,400	11,897,464
5.00%, 01/12/16[a]	8,039	8,611,963

		1,688,712,598
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.87%
AT&T Inc.
0.80%, 12/01/15	14,000	14,018,343
0.90%, 02/12/16[a]	22,000	22,061,777
1.60%, 02/15/17	3,814	3,851,840

Security	Principal (000s)	Value

2.40%, 08/15/16	$9,500	$9,816,068
2.50%, 08/15/15	39,239	40,303,661
2.95%, 05/15/16	40,000	41,773,513
5.63%, 06/15/16	5,000	5,527,401
British Telecommunications PLC
1.25%, 02/14/17	6,950	6,974,764
1.63%, 06/28/16	8,000	8,132,300
2.00%, 06/22/15	15,500	15,771,209
CenturyLink Inc. Series M
5.00%, 02/15/15	660	682,275
Embarq Corp.
7.08%, 06/01/16	2,000	2,230,000
Orange
2.13%, 09/16/15	8,697	8,845,701
2.75%, 09/14/16	17,509	18,182,893
Qwest Corp.
8.38%, 05/01/16	2,000	2,281,064
Telefonica Emisiones SAU
3.73%, 04/27/15	9,525	9,811,155
3.99%, 02/16/16	20,450	21,488,840
6.42%, 06/20/16[a]	13,340	14,850,822
Verizon Communications Inc.
0.70%, 11/02/15	12,500	12,496,998
2.00%, 11/01/16	13,837	14,180,078
2.50%, 09/15/16	57,000	59,160,762
3.00%, 04/01/16	14,500	15,134,851
5.55%, 02/15/16	29,353	31,906,273

		379,482,588
ELECTRIC UTILITIES — 1.89%
Alabama Power Co.
0.55%, 10/15/15	22,000	21,892,313
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	4,000	3,974,171
Appalachian Power Co. Series S
3.40%, 05/24/15	350	361,537
Arizona Public Service Co.
4.65%, 05/15/15	900	942,545
Commonwealth Edison Co.
1.95%, 09/01/16 (Call 08/01/16)	100	102,543
4.70%, 04/15/15[a]	4,000	4,182,923

22	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Dayton Power & Light Co. (The)
1.88%, 09/15/16[d]	$7,000	$7,081,863
Dominion Gas Holdings LLC
1.05%, 11/01/16[d]	13,000	12,998,450
Duke Energy Carolinas LLC
5.10%, 04/15/18	2,000	2,263,601
5.30%, 10/01/15	12,800	13,724,496
Duke Energy Corp.
1.63%, 08/15/17	7,070	7,117,039
3.35%, 04/01/15	12,460	12,821,934
Duke Energy Florida Inc.
0.65%, 11/15/15	14,425	14,375,155
5.10%, 12/01/15	1,000	1,072,667
Duke Energy Progress Inc.
5.15%, 04/01/15	100	105,068
Edison International
3.75%, 09/15/17[a]	4,000	4,290,877
Exelon Corp.
4.90%, 06/15/15	30,726	32,161,220
Georgia Power Co.
0.75%, 08/10/15[a]	7,350	7,347,427
Series 12D
0.63%, 11/15/15	10,000	9,949,432
Jersey Central Power & Light Co.
5.63%, 05/01/16	6,000	6,504,831
Kentucky Utilities Co.
1.63%, 11/01/15	2,000	2,029,445
Louisville Gas & Electric Co.
1.63%, 11/15/15	15,000	15,223,392
NextEra Energy Capital Holdings Inc.
1.20%, 06/01/15	22,600	22,696,830
7.88%, 12/15/15	1,000	1,111,048
Northern States Power Co.
1.95%, 08/15/15 (Call 05/15/15)	3,000	3,052,429
Peco Energy Co.
1.20%, 10/15/16	3,000	3,005,057
Pepco Holdings Inc.
2.70%, 10/01/15	1,000	1,021,477
Scottish Power Ltd.
5.38%, 03/15/15	7,650	7,994,649

Security	Principal (000s)	Value

Sierra Pacific Power Co. Series M
6.00%, 05/15/16	$8,000	$8,850,884
Southern California Edison Co.
5.00%, 01/15/16	4,000	4,301,855
Series 04-F
4.65%, 04/01/15	1,120	1,170,720
Southern Co. (The)
2.38%, 09/15/15	2,000	2,043,297
Wisconsin Electric Power Co.
6.25%, 12/01/15	1,000	1,094,610
Xcel Energy Inc.
0.75%, 05/09/16	13,000	12,922,948

		249,788,733
ELECTRICAL EQUIPMENT — 0.19%
Eaton Corp.
0.95%, 11/02/15	20,330	20,412,680
Tyco Electronics Group SA
1.60%, 02/03/15	5,225	5,272,760

		25,685,440
ENERGY EQUIPMENT & SERVICES — 0.82%
Cameron International Corp.
1.15%, 12/15/16[a]	1,941	1,943,416
1.60%, 04/30/15	3,750	3,784,480
Diamond Offshore Drilling Inc.
4.88%, 07/01/15	5,000	5,279,649
Ensco PLC
3.25%, 03/15/16	15,133	15,839,025
Halliburton Co.
1.00%, 08/01/16	10,000	10,039,520
Nabors Industries Inc.
2.35%, 09/15/16[d]	13,000	13,240,153
Noble Holding International Ltd.
3.05%, 03/01/16[a]	15,860	16,404,788
3.45%, 08/01/15	2,000	2,066,608
Transocean Inc.
4.95%, 11/15/15[a]	15,836	16,873,013
5.05%, 12/15/16	20,631	22,579,510

		108,050,162
FOOD & STAPLES RETAILING — 1.10%
Costco Wholesale Corp.
0.65%, 12/07/15	15,565	15,621,235

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

CVS Caremark Corp.
1.20%, 12/05/16[a]	$10,746	$10,820,643
3.25%, 05/18/15	1,800	1,856,385
5.75%, 06/01/17	2,000	2,280,432
6.13%, 08/15/16	7,000	7,836,329
Kroger Co. (The)
1.20%, 10/17/16	12,095	12,127,991
2.20%, 01/15/17	5,000	5,132,580
3.90%, 10/01/15	1,000	1,050,873
Sysco Corp.
0.55%, 06/12/15	2,200	2,202,680
Wal-Mart Stores Inc.
0.60%, 04/11/16	16,000	16,042,151
1.50%, 10/25/15	12,750	12,990,069
2.25%, 07/08/15	8,150	8,345,998
2.80%, 04/15/16	18,000	18,738,736
2.88%, 04/01/15[a]	7,000	7,194,457
4.50%, 07/01/15	10,390	10,929,472
Walgreen Co.
1.00%, 03/13/15	11,850	11,910,446

		145,080,477
FOOD PRODUCTS — 1.16%
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	12,983	13,710,860
ConAgra Foods Inc.
1.30%, 01/25/16	16,045	16,149,119
1.35%, 09/10/15	5,000	5,017,002
General Mills Inc.
0.88%, 01/29/16[a]	5,100	5,116,481
5.20%, 03/17/15	12,100	12,691,082
5.70%, 02/15/17	11,500	12,988,556
Hershey Co. (The)
1.50%, 11/01/16	2,000	2,036,624
Hillshire Brand Co. (The)
2.75%, 09/15/15	7,000	7,099,984
Kellogg Co.
1.13%, 05/15/15	12,005	12,108,914
1.88%, 11/17/16	3,763	3,838,187
4.45%, 05/30/16	5,948	6,407,713
Kraft Foods Group Inc.
1.63%, 06/04/15	16,400	16,609,451
Mondelez International Inc.
4.13%, 02/09/16	33,319	35,409,874

Security	Principal (000s)	Value

Nabisco Inc.
7.55%, 06/15/15	$3,500	$3,811,588

		152,995,435
HEALTH CARE EQUIPMENT & SUPPLIES — 0.69%
Baxter International Inc.
0.95%, 06/01/16	7,175	7,214,251
4.63%, 03/15/15	5,650	5,893,938
5.90%, 09/01/16	1,500	1,684,820
Boston Scientific Corp.
6.25%, 11/15/15	520	567,397
Covidien International Finance SA
1.35%, 05/29/15	18,235	18,391,899
CR Bard Inc.
2.88%, 01/15/16	1,750	1,828,877
DENTSPLY International Inc.
2.75%, 08/15/16	1,500	1,557,776
Medtronic Inc.
0.88%, 02/27/17	10,000	10,011,217
1.38%, 04/01/18[a]	5,000	4,957,647
2.63%, 03/15/16	2,700	2,808,701
3.00%, 03/15/15	14,775	15,187,783
Series B
4.75%, 09/15/15	2,000	2,131,595
Stryker Corp.
2.00%, 09/30/16	18,439	19,000,862

		91,236,763
HEALTH CARE PROVIDERS & SERVICES — 1.41%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	1,000	997,235
6.00%, 06/15/16	7,022	7,805,195
AmerisourceBergen Corp.
5.88%, 09/15/15	12,140	13,089,276
Cardinal Health Inc.
4.00%, 06/15/15[a]	7,890	8,222,971
5.80%, 10/15/16	4,000	4,473,029
Cigna Corp.
2.75%, 11/15/16[a]	3,000	3,123,034
Express Scripts Holding Co.
2.65%, 02/15/17	10,000	10,391,066
3.13%, 05/15/16	25,873	27,112,976
3.50%, 11/15/16[a]	10,300	10,933,087

24	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Humana Inc.
6.45%, 06/01/16	$1,200	$1,340,711
Laboratory Corp. of America Holdings
3.13%, 05/15/16	2,505	2,581,669
McKesson Corp.
0.95%, 12/04/15[a]	8,915	8,929,818
3.25%, 03/01/16	10,000	10,437,447
Quest Diagnostics Inc.
5.45%, 11/01/15	6,000	6,425,171
UnitedHealth Group Inc.
0.85%, 10/15/15[a]	32,300	32,453,942
1.88%, 11/15/16	3,000	3,076,822
Ventas Realty LP
1.55%, 09/26/16	8,000	8,063,636
WellPoint Inc.
1.25%, 09/10/15	14,150	14,271,199
5.25%, 01/15/16	11,414	12,332,627

		186,060,911
HOTELS, RESTAURANTS & LEISURE — 0.35%
Carnival Corp.
1.20%, 02/05/16	7,000	7,036,763
Marriott International Inc.
6.20%, 06/15/16	9,500	10,488,351
McDonald’s Corp.
0.75%, 05/29/15	6,950	6,984,103
Starbucks Corp.
0.88%, 12/05/16	12,432	12,405,128
Starwood Hotels & Resorts Worldwide Inc.
7.38%, 11/15/15[a]	6,500	7,139,950
Yum! Brands Inc.
4.25%, 09/15/15[a]	1,885	1,981,155

		46,035,450
HOUSEHOLD DURABLES — 0.21%
Mohawk Industries Inc.
6.13%, 01/15/16[a]	17,000	18,742,500
Newell Rubbermaid Inc.
2.00%, 06/15/15[a]	6,600	6,692,413
Whirlpool Corp.
1.35%, 03/01/17	2,125	2,130,803

		27,565,716

Security	Principal (000s)	Value

HOUSEHOLD PRODUCTS — 0.48%
Colgate-Palmolive Co.
1.30%, 01/15/17[a]	$447	$453,244
Procter & Gamble Co. (The)
0.75%, 11/04/16	17,000	16,997,990
1.45%, 08/15/16	5,750	5,857,006
1.80%, 11/15/15	19,000	19,417,464
3.50%, 02/15/15	20,120	20,742,816

		63,468,520
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.07%
PPL Energy Supply LLC
6.20%, 05/15/16	3,000	3,289,941
TransAlta Corp.
4.75%, 01/15/15	5,500	5,681,560

		8,971,501
INDUSTRIAL CONGLOMERATES — 0.39%
3M Co.
1.38%, 09/29/16	10,033	10,204,554
General Electric Co.
0.85%, 10/09/15	32,700	32,890,935
5.25%, 12/06/17	2,000	2,280,766
Pentair Finance SA
1.35%, 12/01/15[a]	5,550	5,592,820

		50,969,075
INSURANCE — 2.04%
ACE INA Holdings Inc.
2.60%, 11/23/15	19,500	20,133,564
5.60%, 05/15/15	4,000	4,239,621
Aegon NV
4.63%, 12/01/15	665	707,253
Aflac Inc.
2.65%, 02/15/17	5,000	5,228,188
3.45%, 08/15/15[a]	8,629	8,984,286
American International Group Inc.
2.38%, 08/24/15	350	357,292
3.00%, 03/20/15	7,000	7,171,966
4.88%, 09/15/16	33,643	36,810,171
5.05%, 10/01/15	16,984	18,102,154
5.60%, 10/18/16	3,889	4,324,899
Aon PLC
3.50%, 09/30/15	6,170	6,425,691

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Berkshire Hathaway Finance Corp.
0.95%, 08/15/16	$13,500	$13,580,563
Berkshire Hathaway Inc.
0.80%, 02/11/16	9,275	9,318,987
1.90%, 01/31/17	5,365	5,506,912
2.20%, 08/15/16	10,000	10,351,032
3.20%, 02/11/15	24,000	24,654,866
CNA Financial Corp.
6.50%, 08/15/16	10,000	11,264,464
Hartford Financial Services Group Inc.
4.00%, 03/30/15	2,187	2,262,028
Manulife Financial Corp.
3.40%, 09/17/15	1,155	1,200,012
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	9,470	10,178,053
MetLife Inc.
5.00%, 06/15/15	13,940	14,725,382
6.75%, 06/01/16	17,818	20,110,943
Prudential Financial Inc.
3.00%, 05/12/16	8,000	8,337,107
Series C
4.75%, 06/13/15	3,000	3,150,787
Series D
4.75%, 09/17/15	19,500	20,678,499
Transatlantic Holdings Inc.
5.75%, 12/14/15	120	129,830
Travelers Companies Inc. (The)
5.50%, 12/01/15	2,060	2,235,271

		270,169,821
INTERNET & CATALOG RETAIL — 0.14%
Amazon.com Inc.
0.65%, 11/27/15	18,723	18,753,909

		18,753,909
INTERNET SOFTWARE & SERVICES — 0.26%
eBay Inc.
0.70%, 07/15/15	9,410	9,449,308
1.63%, 10/15/15	7,000	7,124,272
Google Inc.
2.13%, 05/19/16[a]	17,660	18,290,019

		34,863,599

Security	Principal (000s)	Value

IT SERVICES — 0.76%
Affiliated Computer Services Inc.
5.20%, 06/01/15[a]	$6,000	$6,294,884
Computer Sciences Corp.
2.50%, 09/15/15[a]	7,450	7,615,100
Fiserv Inc.
3.13%, 06/15/16	200	208,182
International Business Machines Corp.
0.45%, 05/06/16	13,570	13,530,527
0.75%, 05/11/15	9,500	9,544,747
1.95%, 07/22/16	36,725	37,807,888
2.00%, 01/05/16	3,000	3,071,090
Western Union Co. (The)
2.38%, 12/10/15	1,020	1,043,617
2.88%, 12/10/17[a]	6,000	6,107,168
5.93%, 10/01/16[a]	13,520	15,012,077

		100,235,280
LEISURE EQUIPMENT & PRODUCTS — 0.04%
Mattel Inc.
2.50%, 11/01/16	5,000	5,162,786

		5,162,786
LIFE SCIENCES TOOLS & SERVICES — 0.54%
Agilent Technologies Inc.
5.50%, 09/14/15	13,600	14,559,911
Life Technologies Corp.
4.40%, 03/01/15	5,070	5,243,449
Thermo Fisher Scientific Inc.
1.30%, 02/01/17	2,583	2,582,457
2.25%, 08/15/16	20,315	20,897,189
3.20%, 05/01/15[a]	3,470	3,570,418
3.20%, 03/01/16[a]	24,102	25,220,693

		72,074,117
MACHINERY — 0.16%
Caterpillar Inc.
0.95%, 06/26/15	15,465	15,571,816
Illinois Tool Works Inc.
0.90%, 02/25/17[a]	4,950	4,947,539
Ingersoll-Rand PLC
4.75%, 05/15/15	120	125,445

		20,644,800

26	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

MEDIA — 2.14%
21st Century Fox America Inc.
8.00%, 10/17/16	$3,220	$3,793,454
Comcast Corp.
4.95%, 06/15/16	5,000	5,442,838
5.85%, 11/15/15	6,964	7,572,855
5.90%, 03/15/16	13,795	15,210,669
6.50%, 01/15/17[a]	16,466	18,944,098
COX Communications Inc.
5.50%, 10/01/15	1,150	1,228,736
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.13%, 02/15/16	20,900	21,776,782
3.50%, 03/01/16	15,959	16,735,895
3.55%, 03/15/15	15,600	16,066,893
Discovery Communications LLC
3.70%, 06/01/15	15,490	16,064,362
NBCUniversal Media LLC
2.88%, 04/01/16	28,453	29,649,553
3.65%, 04/30/15	12,350	12,792,846
Omnicom Group Inc.
5.90%, 04/15/16	10,027	11,034,949
Scripps Networks Interactive Inc.
2.70%, 12/15/16	5,778	6,023,966
Thomson Reuters Corp.
0.88%, 05/23/16	3,700	3,689,467
1.30%, 02/23/17	4,000	3,996,863
Time Warner Cable Inc.
3.50%, 02/01/15	4,865	4,993,562
Time Warner Inc.
3.15%, 07/15/15	17,650	18,235,875
5.88%, 11/15/16	12,042	13,513,900
Viacom Inc.
2.50%, 12/15/16	3,000	3,110,448
4.25%, 09/15/15	1,850	1,949,337
6.25%, 04/30/16	9,328	10,389,701
Walt Disney Co. (The)
0.45%, 12/01/15	10,000	10,007,936
1.13%, 02/15/17	16,491	16,581,187
1.35%, 08/16/16	11,124	11,312,382
5.63%, 09/15/16	3,000	3,357,871

		283,476,425

Security	Principal (000s)	Value

METALS & MINING — 0.89%
Alcoa Inc.
5.55%, 02/01/17	$5,447	$5,945,626
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	14,860	14,961,123
1.63%, 02/24/17[a]	9,604	9,772,176
1.88%, 11/21/16	7,447	7,651,042
5.25%, 12/15/15[a]	3,000	3,249,255
7.25%, 03/01/16	502	567,143
Glencore Canada Corp.
5.38%, 06/01/15	5,000	5,254,632
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	11,725	11,948,416
2.25%, 09/20/16	200	206,314
2.50%, 05/20/16	2,750	2,849,881
Rio Tinto Finance (USA) PLC
1.13%, 03/20/15	11,053	11,107,602
1.38%, 06/17/16	24,250	24,519,534
Teck Resources Ltd.
3.15%, 01/15/17	1,000	1,045,430
5.38%, 10/01/15	765	817,382
Vale Overseas Ltd.
6.25%, 01/11/16[a]	17,000	18,441,966

		118,337,522
MULTI-UTILITIES — 0.39%
CMS Energy Corp.
4.25%, 09/30/15	1,500	1,571,781
Consolidated Edison Co. of New York Inc.
5.50%, 09/15/16	1,000	1,095,482
Series 06-D
5.30%, 12/01/16[a]	3,000	3,336,494
Consumers Energy Co.
5.15%, 02/15/17	2,000	2,228,283
Dominion Resources Inc.
1.95%, 08/15/16	560	569,389
2.25%, 09/01/15	3,135	3,197,236
Series A
5.60%, 11/15/16	1,900	2,110,859
Series C
5.15%, 07/15/15	15,328	16,221,999
National Grid PLC
6.30%, 08/01/16[a]	3,275	3,671,264

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Public Service Electric & Gas Co.
2.70%, 05/01/15	$5,000	$5,130,481
San Diego Gas & Electric Co. Series CCC
5.30%, 11/15/15	1,950	2,098,174
Sempra Energy
6.50%, 06/01/16	8,590	9,635,423
TECO Finance Inc.
4.00%, 03/15/16	1,000	1,049,301

		51,916,166
MULTILINE RETAIL — 0.16%
Macy’s Retail Holdings Inc.
7.88%, 07/15/15	5,500	6,021,571
Target Corp.
5.88%, 07/15/16	13,818	15,478,319

		21,499,890
OFFICE ELECTRONICS — 0.21%
Pitney Bowes Inc.
4.75%, 01/15/16	4,000	4,242,538
Xerox Corp.
4.25%, 02/15/15	18,880	19,516,334
6.40%, 03/15/16[a]	1,560	1,726,090
7.20%, 04/01/16	2,000	2,226,607

		27,711,569
OIL, GAS & CONSUMABLE FUELS — 3.50%
Anadarko Petroleum Corp.
5.95%, 09/15/16[a]	33,811	37,792,945
Apache Corp.
5.63%, 01/15/17	1,500	1,676,566
Boardwalk Pipelines Partners LP
5.88%, 11/15/16	2,000	2,183,435
Canadian Natural Resources Ltd.
6.00%, 08/15/16	1,250	1,401,079
Chevron Corp.
0.89%, 06/24/16	13,730	13,803,822
Colorado Interstate Gas Co. LLC
6.80%, 11/15/15	3,250	3,579,358
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/16	11,548	13,012,001
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	5,000	4,956,310

Security	Principal (000s)	Value
DCP Midstream Operating LP
3.25%, 10/01/15	$1,395	$1,428,527
Devon Energy Corp.
1.20%, 12/15/16	15,825	15,888,099
2.40%, 07/15/16 (Call 06/15/16)[a]	10,500	10,842,830
El Paso Natural Gas Co.
5.95%, 04/15/17	3,000	3,378,527
El Paso Pipeline Partners Operating Co. LLC
4.10%, 11/15/15	4,000	4,198,366
Enbridge Inc.
4.90%, 03/01/15	1,630	1,700,540
Energy Transfer Partners LP
5.95%, 02/01/15[a]	4,120	4,317,094
Enterprise Products Operating LLC
1.25%, 08/13/15	8,948	9,024,775
3.20%, 02/01/16	13,600	14,205,092
3.70%, 06/01/15	4,000	4,148,828
Series A
8.38%, 08/01/66 (Call 08/01/16)[c]	5,500	6,146,250
Series I
5.00%, 03/01/15	1,500	1,566,408
EOG Resources Inc.
2.50%, 02/01/16	10,000	10,341,214
2.95%, 06/01/15	10,600	10,929,311
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	2,500	2,617,129
5.63%, 02/15/15[a]	3,365	3,524,056
Magellan Midstream Partners LP
5.65%, 10/15/16	280	311,723
Marathon Oil Corp.
0.90%, 11/01/15	15,400	15,460,009
Marathon Petroleum Corp.
3.50%, 03/01/16[a]	5,541	5,814,123
Occidental Petroleum Corp.
1.75%, 02/15/17	9,350	9,527,085
2.50%, 02/01/16	20,500	21,227,380
4.13%, 06/01/16	2,000	2,138,482
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)	11,930	12,426,541
Phillips 66
1.95%, 03/05/15	11,000	11,154,570

28	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Plains All American Pipeline LP/PAA Finance Corp.
3.95%, 09/15/15	$9,975	$10,463,334
Shell International Finance BV
0.63%, 12/04/15[a]	18,000	18,037,930
0.90%, 11/15/16	12,000	12,053,109
3.10%, 06/28/15	29,850	30,891,919
3.25%, 09/22/15	4,250	4,430,889
Spectra Energy Partners LP
2.95%, 06/15/16 (Call 05/15/16)	2,650	2,753,316
Talisman Energy Inc.
5.13%, 05/15/15	150	157,107
Total Capital International SA
0.75%, 01/25/16	4,035	4,053,711
1.00%, 08/12/16	12,038	12,124,173
1.00%, 01/10/17	6,000	6,020,790
1.50%, 02/17/17	10,000	10,152,292
Total Capital SA
2.30%, 03/15/16	20,183	20,896,273
3.00%, 06/24/15	15,960	16,480,861
3.13%, 10/02/15	17,000	17,691,843
TransCanada PipeLines Ltd.
0.75%, 01/15/16	20,625	20,661,599
0.88%, 03/02/15	15,070	15,118,245

		462,709,866
PAPER & FOREST PRODUCTS — 0.02%
Celulosa Arauco y Constitucion SA
5.63%, 04/20/15	110	115,615
Georgia-Pacific LLC
7.70%, 06/15/15	1,670	1,817,331
International Paper Co.
5.30%, 04/01/15	490	513,983

		2,446,929
PERSONAL PRODUCTS — 0.12%
Avon Products Inc.
2.38%, 03/15/16[a]	15,200	15,433,976

		15,433,976
PHARMACEUTICALS — 2.50%
AbbVie Inc.
1.20%, 11/06/15	49,742	50,244,870

Security	Principal (000s)	Value

Allergan Inc.
5.75%, 04/01/16[a]	$4,500	$4,973,671
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	16,200	16,214,986
GlaxoSmithKline Capital PLC
0.75%, 05/08/15	18,500	18,575,558
Johnson & Johnson
0.70%, 11/28/16	5,700	5,707,042
2.15%, 05/15/16[a]	16,039	16,599,172
Merck & Co. Inc.
0.70%, 05/18/16	20,000	20,055,151
2.25%, 01/15/16	12,000	12,344,315
4.00%, 06/30/15	18,180	19,034,013
4.75%, 03/01/15	2,840	2,965,967
Mylan Inc.
1.35%, 11/29/16	10,000	10,017,577
1.80%, 06/24/16[d]	12,000	12,190,106
Novartis Capital Corp.
2.90%, 04/24/15	24,670	25,388,288
Pfizer Inc.
0.90%, 01/15/17	15,000	14,971,603
5.35%, 03/15/15	27,110	28,469,380
Sanofi
2.63%, 03/29/16[a]	25,675	26,744,509
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	9,318	9,649,812
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	13,645	14,046,104
Wyeth LLC
5.50%, 02/15/16	12,389	13,500,203
Zoetis Inc.
1.15%, 02/01/16	9,550	9,612,630

		331,304,957
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.21%
American Tower Corp.
4.63%, 04/01/15	9,630	10,020,655
ARC Properties Operating Partnership LP/Clark Acquisition LLC
2.00%, 02/06/17[d]	13,000	13,045,345

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Arden Realty LP
5.25%, 03/01/15 (Call 12/01/14)	$120	$124,305
BioMed Realty LP
3.85%, 04/15/16 (Call 03/15/16)	5,000	5,215,083
Boston Properties LP
5.63%, 04/15/15	10,540	11,124,736
Digital Realty Trust LP
4.50%, 07/15/15 (Call 04/15/15)[a]	12,060	12,515,516
Duke Realty LP
7.38%, 02/15/15	50	53,121
ERP Operating LP
5.13%, 03/15/16	5,000	5,404,168
5.38%, 08/01/16	3,000	3,308,454
6.58%, 04/13/15[a]	6,500	6,920,492
HCP Inc.
3.75%, 02/01/16	13,200	13,891,365
Health Care REIT Inc.
3.63%, 03/15/16[a]	1,100	1,143,277
5.88%, 05/15/15	6,110	6,465,605
6.20%, 06/01/16	4,158	4,593,116
Hospitality Properties Trust
5.13%, 02/15/15 (Call 08/15/14)	150	152,940
6.30%, 06/15/16 (Call 12/15/15)	2,000	2,140,998
Kilroy Realty Corp.
5.00%, 11/03/15	2,000	2,124,233
Kimco Realty Corp.
5.78%, 03/15/16	4,636	5,008,425
Liberty Property LP
5.13%, 03/02/15	440	458,949
Senior Housing Properties Trust
4.30%, 01/15/16 (Call 10/15/15)	2,310	2,383,003
Simon Property Group LP
4.20%, 02/01/15 (Call 11/01/14)	9,730	9,962,449
5.10%, 06/15/15	13,000	13,743,882
5.75%, 12/01/15 (Call 09/02/15)	8,120	8,740,287

Security	Principal (000s)	Value

Tanger Properties LP
6.15%, 11/15/15	$11,250	$12,242,330
Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15	6,000	6,220,825
Vornado Realty Trust
4.25%, 04/01/15 (Call 01/01/15)	3,600	3,699,785

		160,703,344
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.01%
Regency Centers LP
5.25%, 08/01/15	1,000	1,053,741

		1,053,741
ROAD & RAIL — 0.27%
Burlington Northern Santa Fe LLC
5.75%, 03/15/18	2,930	3,380,121
CSX Corp.
6.25%, 04/01/15[a]	11,200	11,881,661
Norfolk Southern Corp.
5.75%, 01/15/16	5,000	5,444,798
Ryder System Inc.
3.15%, 03/02/15	160	163,985
3.60%, 03/01/16	12,185	12,747,767
5.85%, 11/01/16	1,400	1,552,576

		35,170,908
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.39%
Broadcom Corp.
2.38%, 11/01/15	200	205,189
Intel Corp.
1.95%, 10/01/16	22,054	22,698,596
Texas Instruments Inc.
0.45%, 08/03/15	12,000	11,997,547
1.00%, 05/01/18	650	633,566
2.38%, 05/16/16	15,220	15,796,555

		51,331,453
SOFTWARE — 0.58%
Adobe Systems Inc.
3.25%, 02/01/15	9,495	9,733,091
Microsoft Corp.
1.63%, 09/25/15	26,140	26,584,136
2.50%, 02/08/16[a]	9,101	9,468,429

30	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Oracle Corp.
5.25%, 01/15/16	$28,100	$30,537,414
Symantec Corp.
2.75%, 09/15/15	1,050	1,080,853

		77,403,923
SPECIALTY RETAIL — 0.62%
AutoZone Inc.
1.30%, 01/13/17[a]	10,525	10,561,373
5.50%, 11/15/15	3,500	3,776,540
Home Depot Inc. (The)
5.40%, 03/01/16	42,847	46,952,721
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	7,000	7,112,285
2.13%, 04/15/16 (Call 03/15/16)	9,000	9,265,765
5.00%, 10/15/15[a]	4,000	4,280,003

		81,948,687
THRIFTS & MORTGAGE FINANCE — 0.10%
Countrywide Financial Corp.
6.25%, 05/15/16[a]	11,500	12,692,468

		12,692,468
TOBACCO — 0.43%
Altria Group Inc.
4.13%, 09/11/15	19,034	20,027,574
Philip Morris International Inc.
2.50%, 05/16/16	24,560	25,552,055
Reynolds American Inc.
1.05%, 10/30/15	10,814	10,857,783

		56,437,412
TRADING COMPANIES & DISTRIBUTORS — 0.12%
Air Lease Corp.
4.50%, 01/15/16	5,000	5,268,750
GATX Corp.
1.25%, 03/04/17	1,800	1,801,220
3.50%, 07/15/16	7,000	7,374,620
4.75%, 05/15/15	2,000	2,093,222

		16,537,812
WIRELESS TELECOMMUNICATION SERVICES — 0.94%
Alltel Corp.
7.00%, 03/15/16	2,500	2,794,708
America Movil SAB de CV
2.38%, 09/08/16	17,750	18,308,834

Security	Principal (000s)	Value

3.63%, 03/30/15[a]	$21,500	$22,056,884
Rogers Communications Inc.
6.75%, 03/15/15	2,000	2,124,928
7.50%, 03/15/15	7,300	7,812,554
Vodafone Group PLC
0.90%, 02/19/16	23,000	23,177,824
2.88%, 03/16/16	2,650	2,774,670
3.38%, 11/24/15	8,542	8,933,633
5.00%, 09/15/15[a]	7,128	7,607,186
5.38%, 01/30/15	2,280	2,380,767
5.63%, 02/27/17	10,862	12,276,873
5.75%, 03/15/16	13,000	14,353,425

		124,602,286

TOTAL CORPORATE BONDS & NOTES
(Cost: $10,624,205,808)		10,683,845,252

FOREIGN AGENCY OBLIGATIONS[f] — 14.57%

AUSTRIA — 0.75%
Oesterreichische Kontrollbank AG
0.75%, 12/15/16[a]	15,000	15,006,375
1.13%, 07/06/15	30,500	30,834,457
1.75%, 10/05/15	15,000	15,334,459
2.00%, 06/03/16[a]	35,669	36,803,378
4.50%, 03/09/15	1,170	1,220,371

		99,199,040
BRAZIL — 0.49%
Petrobras Global Finance BV
2.00%, 05/20/16[a]	25,360	25,193,542
Petrobras International Finance Co.
3.88%, 01/27/16	33,760	34,742,417
6.13%, 10/06/16	4,720	5,109,809

		65,045,768
CANADA — 3.40%
British Columbia (Province of)
2.10%, 05/18/16[a]	15,860	16,423,401
2.85%, 06/15/15	19,500	20,149,527
Export Development Canada
0.50%, 09/15/15[a]	26,385	26,492,880
0.88%, 01/30/17	26,000	26,071,241
1.25%, 10/27/15[a]	12,490	12,692,400
1.25%, 10/26/16	1,000	1,016,661
2.25%, 05/28/15	4,750	4,867,651

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Hydro-Quebec
2.00%, 06/30/16	$24,000	$24,752,026
Manitoba (Province of)
2.63%, 07/15/15	10,250	10,569,545
Nova Scotia (Province of)
2.38%, 07/21/15	8,858	9,104,862
Ontario (Province of)
0.95%, 05/26/15[a]	38,250	38,537,208
1.00%, 07/22/16	30,710	30,974,769
1.10%, 10/25/17	20,500	20,416,657
1.20%, 02/14/18[a]	10,465	10,389,186
1.60%, 09/21/16	18,000	18,419,562
1.88%, 09/15/15[a]	21,650	22,170,438
2.30%, 05/10/16[a]	50,650	52,560,873
2.70%, 06/16/15	35,500	36,560,957
2.95%, 02/05/15[a]	13,500	13,831,156
4.50%, 02/03/15[a]	420	436,061
4.95%, 11/28/16[a]	10,000	11,134,551
Quebec (Province of)
4.60%, 05/26/15	10,890	11,459,720
5.00%, 03/01/16	1,000	1,089,431
5.13%, 11/14/16[a]	27,000	30,184,234

		450,304,997
CHINA — 0.04%
CNOOC Finance 2013 Ltd.
1.13%, 05/09/16	4,750	4,739,197

		4,739,197
GERMANY — 5.93%
FMS Wertmanagement AoeR
0.63%, 04/18/16[a]	44,930	45,060,742
1.13%, 10/14/16	10,000	10,117,573
KfW
0.50%, 09/30/15	47,577	47,724,527
0.50%, 04/19/16	72,500	72,573,696
0.63%, 04/24/15	44,330	44,522,756
0.63%, 12/15/16[a]	80,000	79,869,240
0.88%, 09/05/17	10,455	10,408,567
1.25%, 10/26/15[a]	29,730	30,188,835
1.25%, 10/05/16	60,500	61,452,627
1.25%, 02/15/17[a]	60,000	60,811,392
2.00%, 06/01/16	83,450	86,239,258
2.63%, 03/03/15	33,600	34,392,170
2.63%, 02/16/16	61,006	63,621,846

Security	Principal (000s)	Value

4.38%, 07/21/15	$7,000	$7,394,471
5.13%, 03/14/16[a]	20,600	22,549,337
Landwirtschaftliche Rentenbank
2.13%, 07/15/16[a]	25,350	26,288,624
2.50%, 02/15/16	16,187	16,831,325
3.13%, 07/15/15	16,250	16,873,870
4.88%, 11/16/15	11,900	12,813,150
5.00%, 11/08/16[a]	10,950	12,198,802
5.13%, 02/01/17	20,000	22,488,834

		784,421,642
JAPAN — 0.45%
Japan Bank for International Cooperation
1.75%, 11/13/18	10,000	10,009,349
Japan Finance Corp.
1.88%, 09/24/15[a]	5,900	6,034,411
2.50%, 01/21/16[a]	24,500	25,425,490
2.50%, 05/18/16[a]	16,500	17,176,893
Japan Finance Organization for Municipalities
4.63%, 04/21/15	500	523,969

		59,170,112
MEXICO — 0.17%
Petroleos Mexicanos
4.88%, 03/15/15[a]	21,310	22,375,498

		22,375,498
NORWAY — 0.08%
Statoil ASA
1.80%, 11/23/16[a]	10,100	10,356,911

		10,356,911
SOUTH KOREA — 0.66%
Export-Import Bank of Korea (The)
1.25%, 11/20/15	7,417	7,476,347
1.75%, 02/27/18	5,000	4,959,776
2.88%, 09/17/18	5,000	5,164,755
3.75%, 10/20/16[a]	2,600	2,776,375
4.00%, 01/11/17	6,100	6,573,451
4.13%, 09/09/15	24,334	25,582,135
5.13%, 03/16/15	180	187,918
Korea Development Bank (The)
1.00%, 01/22/16	18,960	19,002,396
1.50%, 01/22/18	2,000	1,958,261

32	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

4.00%, 09/09/16	$6,014	$6,426,389
4.38%, 08/10/15	6,500	6,815,059

		86,922,862
SUPRANATIONAL — 2.13%
Asian Development Bank
0.50%, 08/17/15[a]	21,000	21,060,948
0.50%, 06/20/16	38,000	37,985,450
1.13%, 03/15/17	10,000	10,095,686
2.50%, 03/15/16	13,500	14,061,703
2.63%, 02/09/15	22,500	22,994,701
5.50%, 06/27/16	17,600	19,599,198
Inter-American Development Bank
0.50%, 08/17/15	33,500	33,597,227
0.88%, 11/15/16	40,000	40,229,816
1.38%, 10/18/16	43,500	44,341,155
2.25%, 07/15/15	26,200	26,914,065
4.25%, 09/14/15	10,000	10,601,057

		281,481,006
SWEDEN — 0.47%
Svensk Exportkredit AB
0.63%, 09/04/15	12,000	12,047,632
0.63%, 05/31/16[a]	28,166	28,202,345
2.13%, 07/13/16	21,720	22,480,847

		62,730,824

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $1,921,263,668)		1,926,747,857

FOREIGN GOVERNMENT OBLIGATIONS[f] — 2.61%

BRAZIL — 0.34%
Brazil (Federative Republic of)
6.00%, 01/17/17[a]	30,000	33,345,001
7.88%, 03/07/15[a]	10,500	11,235,001

		44,580,002
CANADA — 0.30%
Canada (Government of)
0.88%, 02/14/17	40,000	40,198,232

		40,198,232
COLOMBIA — 0.16%
Colombia (Republic of)
7.38%, 01/27/17	5,000	5,762,500
8.25%, 12/22/14[a]	14,500	15,333,750

		21,096,250

Security	Principal (000s)	Value
ITALY — 0.54%
Italy (Republic of)
4.75%, 01/25/16	$24,000	$25,643,724
5.25%, 09/20/16[a]	39,750	43,220,016
5.38%, 06/12/17[a]	2,000	2,199,892

		71,063,632
MEXICO — 0.58%
United Mexican States
5.63%, 01/15/17[a]	50,000	56,075,001
6.63%, 03/03/15[a]	17,940	18,980,522
11.38%, 09/15/16[a]	1,000	1,260,000

		76,315,523
PANAMA — 0.02%
Panama (Republic of)
7.25%, 03/15/15	2,326	2,477,050

		2,477,050
PERU — 0.11%
Peru (Republic of)
8.38%, 05/03/16	12,500	14,437,500

		14,437,500
PHILIPPINES — 0.07%
Philippines (Republic of the)
9.38%, 01/18/17	8,000	9,750,000

		9,750,000
POLAND — 0.20%
Poland (Republic of)
3.88%, 07/16/15	25,500	26,615,627

		26,615,627
TURKEY — 0.29%
Turkey (Republic of)
7.00%, 09/26/16[a]	25,000	27,442,499
7.25%, 03/15/15	8,500	8,980,250
7.50%, 07/14/17	2,000	2,256,800

		38,679,549

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $343,137,396)		345,213,365

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2014

Security	Principal or Shares (000s)	Value

MUNICIPAL DEBT OBLIGATIONS — 0.26%

CALIFORNIA — 0.15%
State of California GO
5.45%, 04/01/15	$10,900	$11,485,875
5.95%, 04/01/16	7,105	7,846,123

		19,331,998
FLORIDA — 0.02%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue Series A
1.30%, 07/01/16	2,875	2,895,211

		2,895,211
ILLINOIS — 0.09%
State of Illinois GO
4.42%, 01/01/15	11,600	11,958,091

		11,958,091

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $33,910,273)		34,185,300

SHORT-TERM INVESTMENTS — 5.91%

MONEY MARKET FUNDS — 5.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[e,g,h]	470,203	470,203,484
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,g,h]	39,545	39,544,920
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,g]	272,092	272,091,612

		781,840,016

TOTAL SHORT-TERM INVESTMENTS
(Cost: $781,840,016)		781,840,016

Value

TOTAL INVESTMENTS IN SECURITIES — 104.13%
(Cost: $13,704,357,161)	$13,771,831,790
Other Assets, Less Liabilities — (4.13)%	(546,512,579)

NET ASSETS — 100.00%	$13,225,319,211

GO — General Obligation

RB — Revenue Bond

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Variable rate security. Rate shown is as of report date.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

34	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 83.44%

AEROSPACE & DEFENSE — 1.15%
Boeing Co. (The)
3.50%, 02/15/15	$240	$247,312
4.88%, 02/15/20	1,997	2,259,091
6.00%, 03/15/19	950	1,129,270
8.75%, 08/15/21	420	571,523
Embraer Overseas Ltd.
5.70%, 09/16/23[a]	2,146	2,226,475
Exelis Inc.
4.25%, 10/01/16	150	157,778
5.55%, 10/01/21	700	716,933
General Dynamics Corp.
1.00%, 11/15/17	500	488,770
2.25%, 07/15/16	1,650	1,709,884
2.25%, 11/15/22 (Call 08/15/22)	1,000	923,983
3.88%, 07/15/21 (Call 04/15/21)[b]	500	527,223
Honeywell International Inc.
4.25%, 03/01/21	2,625	2,875,973
5.00%, 02/15/19	1,713	1,950,820
5.30%, 03/15/17	250	281,480
5.30%, 03/01/18	1,106	1,266,724
5.40%, 03/15/16	210	230,376
L-3 Communications Corp.
3.95%, 11/15/16	950	1,011,353
4.75%, 07/15/20	1,336	1,419,611
4.95%, 02/15/21 (Call 11/15/20)	1,188	1,271,159
5.20%, 10/15/19	1,210	1,327,700
Lockheed Martin Corp.
2.13%, 09/15/16	2,150	2,215,717
3.35%, 09/15/21	1,146	1,169,788
4.25%, 11/15/19	1,322	1,441,326
Northrop Grumman Corp.
1.75%, 06/01/18	3,725	3,694,719
3.50%, 03/15/21	1,500	1,527,226
Precision Castparts Corp.
0.70%, 12/20/15	500	501,393
1.25%, 01/15/18	1,813	1,791,954
2.50%, 01/15/23 (Call 10/15/22)	1,375	1,287,957

Security	Principal (000s)	Value

Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)[b]	$2,988	$2,800,363
4.40%, 02/15/20	1,100	1,206,036
6.40%, 12/15/18	760	907,738
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	450	448,162
3.70%, 12/15/23 (Call 09/15/23)	1,000	1,019,373
5.25%, 07/15/19	350	390,633
Textron Inc.
3.65%, 03/01/21	1,000	1,012,783
4.63%, 09/21/16	725	783,976
5.60%, 12/01/17	895	988,386
5.95%, 09/21/21 (Call 06/21/21)	725	824,153
United Technologies Corp.
1.80%, 06/01/17	7,311	7,469,914
3.10%, 06/01/22[b]	5,246	5,261,157
4.50%, 04/15/20	2,353	2,612,910
4.88%, 05/01/15	1,900	1,998,296
5.38%, 12/15/17	112	128,072
6.13%, 02/01/19	960	1,140,081
8.75%, 03/01/21	100	133,745

		65,349,296

AIR FREIGHT & LOGISTICS — 0.21%
FedEx Corp.
2.63%, 08/01/22	1,750	1,634,337
4.00%, 01/15/24	1,500	1,524,474
8.00%, 01/15/19	750	930,686
United Parcel Service Inc.
2.45%, 10/01/22	1,800	1,709,814
3.13%, 01/15/21	1,814	1,867,810
5.13%, 04/01/19	1,431	1,640,883
5.50%, 01/15/18	2,111	2,423,171
8.38%, 04/01/20	350	461,190

		12,192,365

AIRLINES — 0.24%
American Airlines Inc. 2011-1 Pass Through Trust Class A
5.25%, 07/31/22[b]	325	351,657

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

American Airlines Inc. 2013-2 Pass Through Trust Class A
4.95%, 07/15/24[a]	$2,911	$3,125,902
Continental Airlines Inc. 2007-1 Pass Through Trust Class A
5.98%, 10/19/23	1,075	1,217,388
Continental Airlines Inc. 2009-1 Pass Through Trust
Series 09-1
9.00%, 01/08/18	194	221,353
Continental Airlines Inc. 2010-1A Pass Through Trust Class A
4.75%, 07/12/22[b]	344	369,156
Delta Air Lines Inc. 2010-1A Pass Through Trust Class A
6.20%, 01/02/20[b]	1,422	1,592,223
Delta Air Lines Inc. 2012-1A Pass Through Trust Class A
4.75%, 11/07/21	1,395	1,506,486
Northwest Airlines Inc. 2007-1A Pass Through Trust
Series 07-1
7.03%, 05/01/21[b]	23	26,262
Southwest Airlines Co.
5.13%, 03/01/17[b]	200	220,589
5.75%, 12/15/16	901	1,006,381
Southwest Airlines Co. 2007-1 Pass Through Trust
Series 07-1
6.15%, 02/01/24	1,504	1,734,745
United Airlines Inc. 2009-1 Pass Through Trust
Series 09-1
10.40%, 05/01/18[b]	1,018	1,157,516
United Airlines Inc. 2009-2A Pass Through Trust
Series 09-2
9.75%, 07/15/18	1,202	1,382,242

		13,911,900

AUTO COMPONENTS — 0.18%
BorgWarner Inc.
4.63%, 09/15/20	600	648,608
Cooper US Inc.
2.38%, 01/15/16	350	357,888

Security	Principal (000s)	Value

3.88%, 12/15/20 (Call 09/15/20)	$1,510	$1,598,037
6.10%, 07/01/17	200	228,207
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	1,275	1,282,197
5.00%, 02/15/23 (Call 02/15/18)	2,000	2,125,000
Johnson Controls Inc.
2.60%, 12/01/16	1,000	1,036,251
3.75%, 12/01/21 (Call 09/01/21)	1,250	1,290,477
4.25%, 03/01/21	450	479,141
5.00%, 03/30/20	400	447,930
5.50%, 01/15/16[b]	890	962,280

		10,456,016

AUTOMOBILES — 0.03%
Ford Motor Co.
6.50%, 08/01/18[b]	1,500	1,739,847

		1,739,847

BEVERAGES — 2.17%
Anheuser-Busch Companies LLC
5.00%, 01/15/15[b]	100	103,918
5.00%, 03/01/19[b]	220	248,016
5.05%, 10/15/16	270	297,456
5.50%, 01/15/18	5,530	6,305,242
5.60%, 03/01/17	250	280,924
Anheuser-Busch InBev Finance Inc.
1.13%, 01/27/17	1,500	1,508,065
1.25%, 01/17/18	2,200	2,176,065
2.15%, 02/01/19	1,500	1,513,284
2.63%, 01/17/23	10,300	9,776,394
3.70%, 02/01/24	2,750	2,798,052
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	4,300	4,320,301
1.38%, 07/15/17	500	502,437
2.88%, 02/15/16[b]	1,095	1,140,642
4.13%, 01/15/15	2,590	2,672,491
4.38%, 02/15/21	795	870,487
5.00%, 04/15/20	298	338,410
5.38%, 01/15/20	2,655	3,070,974
7.75%, 01/15/19	1,788	2,237,459

36	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Beam Inc.
3.25%, 05/15/22 (Call 02/15/22)	$1,250	$1,220,007
5.38%, 01/15/16	531	570,841
Bottling Group LLC
5.13%, 01/15/19	733	835,528
5.50%, 04/01/16	1,324	1,439,791
Brown-Forman Corp.
2.50%, 01/15/16	1,200	1,242,280
Coca-Cola Co. (The)
0.75%, 03/13/15	2,510	2,521,530
1.15%, 04/01/18	500	491,920
1.50%, 11/15/15	140	142,556
1.65%, 03/14/18	1,536	1,546,192
1.80%, 09/01/16	5,514	5,656,517
2.45%, 11/01/20	5,000	4,978,566
2.50%, 04/01/23[b]	4,000	3,762,689
3.15%, 11/15/20	2,204	2,272,613
3.20%, 11/01/23	1,500	1,476,667
3.30%, 09/01/21	1,085	1,117,043
Coca-Cola Enterprises Inc.
2.00%, 08/19/16	200	204,101
2.13%, 09/15/15	1,350	1,378,254
3.25%, 08/19/21 (Call 05/19/21)	200	199,880
3.50%, 09/15/20	1,100	1,136,394
4.50%, 09/01/21 (Call 06/01/21)	2,284	2,458,050
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	4,650	4,674,982
Coca-Cola HBC Finance BV
5.50%, 09/17/15	180	191,938
Diageo Capital PLC
1.13%, 04/29/18	225	220,178
1.50%, 05/11/17	3,827	3,859,620
2.63%, 04/29/23 (Call 01/29/23)	2,500	2,333,547
4.83%, 07/15/20	2,000	2,252,556
5.50%, 09/30/16	310	345,832
5.75%, 10/23/17	53	60,802
Diageo Finance BV
3.25%, 01/15/15	450	461,093
5.30%, 10/28/15	1,613	1,737,773

Security	Principal (000s)	Value

Diageo Investment Corp.
2.88%, 05/11/22	$896	$873,254
Dr Pepper Snapple Group Inc.
2.00%, 01/15/20	1,600	1,536,161
2.60%, 01/15/19	180	183,391
2.70%, 11/15/22 (Call 08/15/22)	1,000	936,099
2.90%, 01/15/16	1,220	1,267,405
3.20%, 11/15/21 (Call 08/15/21)	180	178,661
Molson Coors Brewing Co.
2.00%, 05/01/17	1,300	1,321,761
3.50%, 05/01/22	500	501,760
PepsiAmericas Inc.
4.88%, 01/15/15	100	103,926
5.00%, 05/15/17	180	197,995
PepsiCo Inc.
0.70%, 08/13/15	1,838	1,844,250
0.95%, 02/22/17	2,000	2,001,938
1.25%, 08/13/17	2,100	2,100,214
2.25%, 01/07/19 (Call 12/07/18)	500	506,338
2.50%, 05/10/16	2,615	2,714,021
2.75%, 03/05/22	1,896	1,834,855
2.75%, 03/01/23	5,400	5,133,975
3.00%, 08/25/21	1,465	1,468,932
3.10%, 01/15/15	2,400	2,457,420
3.60%, 03/01/24 (Call 12/01/23)	1,500	1,503,754
4.50%, 01/15/20	1,396	1,536,352
5.00%, 06/01/18	1,215	1,373,892
7.90%, 11/01/18	1,045	1,316,229

		123,842,940

BIOTECHNOLOGY — 0.50%
Amgen Inc.
2.13%, 05/15/17	2,084	2,139,321
2.30%, 06/15/16	1,850	1,901,539
2.50%, 11/15/16	1,496	1,553,115
3.88%, 11/15/21 (Call 08/15/21)	4,620	4,847,359
4.10%, 06/15/21 (Call 03/15/21)[b]	1,688	1,800,639
4.50%, 03/15/20	2,125	2,328,119

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

5.70%, 02/01/19	$1,593	$1,852,254
5.85%, 06/01/17	102	116,450
6.15%, 06/01/18	250	293,287
Biogen Idec Inc.
6.88%, 03/01/18	750	890,519
Celgene Corp.
1.90%, 08/15/17	1,700	1,719,543
2.45%, 10/15/15	200	205,293
3.25%, 08/15/22	1,500	1,466,319
3.95%, 10/15/20	1,850	1,961,647
Genentech Inc.
4.75%, 07/15/15	1,250	1,321,586
Genzyme Corp.
3.63%, 06/15/15	500	520,017
Gilead Sciences Inc.
3.05%, 12/01/16	845	890,580
4.40%, 12/01/21 (Call 09/01/21)	1,824	1,980,348
4.50%, 04/01/21 (Call 01/01/21)	674	737,810

		28,525,745

BUILDING PRODUCTS — 0.05%
Owens Corning Inc.
6.50%, 12/01/16[b]	1,240	1,365,594
9.00%, 06/15/19	1,140	1,398,807

		2,764,401

CAPITAL MARKETS — 8.46%
Ameriprise Financial Inc.
4.00%, 10/15/23	430	438,255
5.30%, 03/15/20	2,250	2,575,291
5.65%, 11/15/15	825	891,101
7.30%, 06/28/19	135	166,431
Bank of New York Mellon Corp. (The)
0.70%, 10/23/15 (Call 09/23/15)	3,500	3,505,189
1.20%, 02/20/15 (Call 01/20/15)	125	125,990
1.97%, 06/20/17[c]	500	512,789
2.10%, 08/01/18	2,000	2,009,245
2.10%, 01/15/19 (Call 12/15/18)	2,000	2,000,902

Security	Principal (000s)	Value

2.30%, 07/28/16	$1,710	$1,772,953
2.95%, 06/18/15[b]	1,000	1,032,899
3.10%, 01/15/15	500	511,896
3.55%, 09/23/21 (Call 08/23/21)	3,605	3,734,559
4.15%, 02/01/21	1,250	1,350,543
4.60%, 01/15/20	1,090	1,214,897
4.75%, 12/15/14	100	103,512
5.45%, 04/01/16	170	186,134
5.45%, 05/15/19	1,500	1,723,361
5.50%, 12/01/17	2,090	2,403,845
Series G
4.95%, 03/15/15	140	146,696
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
4.65%, 07/02/18	385	424,300
5.30%, 10/30/15	111	118,847
5.55%, 01/22/17	902	1,004,253
6.40%, 10/02/17	2,375	2,765,588
7.25%, 02/01/18	8,863	10,636,976
Charles Schwab Corp. (The)
3.23%, 09/01/22	1,360	1,331,756
4.45%, 07/22/20	1,500	1,654,047
Credit Suisse (USA) Inc.
4.88%, 01/15/15	1,000	1,038,489
5.13%, 08/15/15	1,593	1,693,592
5.38%, 03/02/16[b]	1,389	1,504,733
5.85%, 08/16/16	1,500	1,677,217
Deutsche Bank AG London
2.50%, 02/13/19	2,650	2,683,343
3.25%, 01/11/16	2,598	2,715,117
3.45%, 03/30/15	2,620	2,698,727
4.30%, 05/24/28 (Call 05/24/23)[b,d]	5,000	4,668,228
6.00%, 09/01/17	2,920	3,347,366
Eaton Vance Corp.
6.50%, 10/02/17	1,250	1,442,430
European Investment Bank
0.50%, 08/15/16	9,000	8,984,844
0.63%, 04/15/16	23,100	23,181,527
1.00%, 07/15/15	4,800	4,847,864
1.00%, 12/15/17	10,750	10,682,834
1.00%, 03/15/18	18,250	18,032,657

38	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

1.00%, 06/15/18	$13,000	$12,779,721
1.13%, 09/15/17	5,250	5,260,973
1.63%, 09/01/15	8,700	8,876,121
1.63%, 06/15/17	3,900	3,985,447
1.75%, 03/15/17	7,200	7,395,586
1.88%, 03/15/19	6,000	6,042,026
2.13%, 07/15/16	6,150	6,374,768
2.25%, 03/15/16	5,750	5,960,842
2.50%, 05/16/16	7,350	7,673,798
2.75%, 03/23/15	3,100	3,181,911
2.88%, 01/15/15	600	613,806
2.88%, 09/15/20[b]	3,970	4,111,930
3.25%, 02/16/21	600	660,993
3.25%, 01/29/24	1,000	1,017,145
4.88%, 01/17/17	3,230	3,603,288
5.13%, 09/13/16	4,550	5,062,249
5.13%, 05/30/17	3,400	3,853,082
Franklin Resources Inc.
1.38%, 09/15/17	1,900	1,886,842
2.80%, 09/15/22	900	862,868
4.63%, 05/20/20	350	388,536
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18[b]	17,500	17,718,093
2.63%, 01/31/19	1,000	1,006,197
2.90%, 07/19/18	13,000	13,356,144
3.30%, 05/03/15	4,500	4,633,406
3.63%, 02/07/16	3,243	3,405,300
3.63%, 01/22/23[b]	8,000	7,889,206
3.70%, 08/01/15	2,300	2,391,288
4.00%, 03/03/24	2,900	2,914,338
5.13%, 01/15/15	5,250	5,454,288
5.25%, 07/27/21	2,400	2,666,919
5.35%, 01/15/16	2,733	2,952,696
5.38%, 03/15/20	2,230	2,515,272
5.63%, 01/15/17	2,698	2,992,209
5.75%, 10/01/16	3,331	3,705,929
5.75%, 01/24/22	2,950	3,369,492
5.95%, 01/18/18	2,970	3,385,574
6.00%, 06/15/20	2,800	3,253,637
6.15%, 04/01/18	4,356	5,022,505
6.25%, 09/01/17	2,680	3,078,166
7.50%, 02/15/19	4,230	5,178,997
International Finance Corp.
0.88%, 06/15/18	5,000	4,898,625

Security	Principal (000s)	Value

1.13%, 11/23/16	$6,100	$6,177,149
1.75%, 09/04/18	11,400	11,558,884
2.13%, 11/17/17	1,850	1,918,934
2.25%, 04/11/16	4,050	4,202,905
2.75%, 04/20/15	2,000	2,056,473
Invesco Finance PLC
4.00%, 01/30/24	1,500	1,529,363
Jefferies Group LLC
3.88%, 11/09/15	800	834,915
5.13%, 04/13/18	1,906	2,093,466
5.50%, 03/15/16	1,450	1,565,892
6.88%, 04/15/21	568	664,099
8.50%, 07/15/19	4,150	5,160,225
Lazard Group LLC
6.85%, 06/15/17	2,100	2,410,473
Merrill Lynch & Co. Inc.
5.70%, 05/02/17	110	122,518
Morgan Stanley
1.75%, 02/25/16	6,109	6,204,259
2.13%, 04/25/18	10,500	10,543,568
2.50%, 01/24/19	6,350	6,384,957
3.75%, 02/25/23[b]	10,500	10,476,373
3.80%, 04/29/16	3,400	3,591,401
4.10%, 01/26/15	4,255	4,385,726
4.75%, 03/22/17	2,500	2,743,785
4.88%, 11/01/22	2,500	2,628,870
5.38%, 10/15/15	1,915	2,052,537
5.45%, 01/09/17	2,015	2,241,004
5.50%, 01/26/20	2,150	2,448,705
5.50%, 07/24/20	5,300	6,036,117
5.50%, 07/28/21	3,420	3,891,619
5.63%, 09/23/19	1,333	1,526,395
5.75%, 10/18/16[b]	3,495	3,897,367
5.75%, 01/25/21	3,430	3,949,300
5.95%, 12/28/17	3,150	3,612,531
6.00%, 04/28/15	3,240	3,433,655
6.25%, 08/28/17	714	821,830
6.63%, 04/01/18	3,624	4,259,307
7.30%, 05/13/19	3,450	4,226,194
Series F
5.55%, 04/27/17	2,500	2,804,533
Nomura Holdings Inc.
2.00%, 09/13/16	1,860	1,880,506

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

4.13%, 01/19/16	$1,675	$1,762,592
5.00%, 03/04/15	1,970	2,050,192
6.70%, 03/04/20	2,522	2,957,385
Northern Trust Corp.
3.38%, 08/23/21	2,075	2,163,578
3.45%, 11/04/20	1,115	1,183,956
Prospect Capital Corp.
5.88%, 03/15/23	2,140	2,118,600
Raymond James Financial Inc.
4.25%, 04/15/16	350	372,265
8.60%, 08/15/19	200	253,781
State Street Corp.
2.88%, 03/07/16	1,041	1,087,236
3.10%, 05/15/23	2,500	2,385,729
3.70%, 11/20/23	3,500	3,574,589
4.38%, 03/07/21	1,210	1,333,902
4.96%, 03/15/18	500	546,088
5.25%, 10/15/18	1,000	1,133,796
TD Ameritrade Holding Corp.
5.60%, 12/01/19	500	574,141

		482,755,101

CHEMICALS — 1.58%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	300	283,511
3.50%, 06/01/23 (Call 03/01/23)[b]	2,600	2,504,157
Air Products and Chemicals Inc.
2.00%, 08/02/16	715	732,836
3.00%, 11/03/21	1,500	1,475,707
4.38%, 08/21/19	250	275,987
Airgas Inc.
2.90%, 11/15/22 (Call 08/15/22)	1,750	1,641,608
Albemarle Corp.
4.50%, 12/15/20 (Call 09/15/20)	1,000	1,043,717
5.10%, 02/01/15	110	114,461
Cabot Corp.
3.70%, 07/15/22	1,500	1,471,370
5.00%, 10/01/16	125	136,529
CF Industries Inc.
6.88%, 05/01/18	1,400	1,632,422

Security	Principal (000s)	Value

7.13%, 05/01/20	$975	$1,167,060
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	1,288	1,230,823
Dow Chemical Co. (The)
2.50%, 02/15/16	1,066	1,098,893
3.00%, 11/15/22 (Call 08/15/22)	2,000	1,905,206
4.13%, 11/15/21 (Call 08/15/21)[b]	3,484	3,651,498
4.25%, 11/15/20 (Call 08/15/20)	2,829	3,023,132
5.70%, 05/15/18	1,210	1,387,574
8.55%, 05/15/19	1,707	2,213,862
E.I. du Pont de Nemours and Co.
2.75%, 04/01/16	2,200	2,292,902
2.80%, 02/15/23	5,588	5,285,437
3.25%, 01/15/15	1,390	1,424,560
4.25%, 04/01/21	500	538,954
4.63%, 01/15/20	1,195	1,325,965
4.75%, 03/15/15	395	412,354
5.75%, 03/15/19	300	349,131
6.00%, 07/15/18	1,411	1,649,995
Eastman Chemical Co.
2.40%, 06/01/17	1,400	1,438,596
3.60%, 08/15/22 (Call 05/15/22)	2,612	2,595,079
4.50%, 01/15/21 (Call 10/15/20)	350	370,111
Ecolab Inc.
1.45%, 12/08/17	1,000	993,550
3.00%, 12/08/16	3,111	3,275,744
4.35%, 12/08/21	1,862	2,002,921
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	700	717,724
4.10%, 02/01/24 (Call 11/01/23)	1,000	1,029,011
Lubrizol Corp.
8.88%, 02/01/19	1,326	1,722,618
LYB International Finance BV
4.00%, 07/15/23	4,020	4,092,386

40	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	$2,700	$3,014,413
Monsanto Co.
2.75%, 04/15/16	900	940,655
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	1,440	1,453,091
4.25%, 11/15/23 (Call 08/15/23)	1,000	1,013,233
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	1,100	1,164,678
3.75%, 09/30/15	140	146,350
4.88%, 03/30/20	105	116,853
6.50%, 05/15/19	355	423,127
PPG Industries Inc.
1.90%, 01/15/16	225	228,938
3.60%, 11/15/20	2,200	2,272,809
6.65%, 03/15/18	884	1,035,596
Praxair Inc.
1.25%, 11/07/18	1,050	1,020,010
2.45%, 02/15/22 (Call 11/15/21)	2,238	2,130,064
2.70%, 02/21/23 (Call 11/21/22)[b]	3,000	2,861,245
3.25%, 09/15/15	1,950	2,031,966
4.05%, 03/15/21	800	856,099
5.20%, 03/15/17	450	503,169
5.38%, 11/01/16	270	300,970
Rohm and Haas Co.
6.00%, 09/15/17	2,304	2,644,826
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	1,200	1,137,436
6.13%, 10/15/19	1,630	1,865,361
Sherwin-Williams Co. (The)
1.35%, 12/15/17	1,750	1,741,834
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	1,050	1,088,362
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	1,200	1,229,933
7.25%, 06/15/19	150	179,011

Security	Principal (000s)	Value

Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	$400	$388,984

		90,296,404

COMMERCIAL BANKS — 10.53%
Murray Street Investment Trust I
4.65%, 03/09/17[c]	1,900	2,062,691
Royal Bank of Scotland NV
4.65%, 06/04/18[b]	1,050	1,082,229
Abbey National Treasury Services PLC
4.00%, 04/27/16	1,257	1,335,692
African Development Bank
0.88%, 03/15/18	480	472,793
1.13%, 03/15/17	1,500	1,513,003
1.25%, 09/02/16	480	487,651
1.63%, 10/02/18	6,000	6,033,295
2.50%, 03/15/16	2,700	2,811,779
AgriBank FCB
Series AI
9.13%, 07/15/19	1,000	1,275,490
American Express Centurion Bank
0.88%, 11/13/15	5,000	5,018,607
6.00%, 09/13/17[b]	1,250	1,439,276
Associated Banc-Corp
5.13%, 03/28/16 (Call 02/28/16)	700	748,688
Australia and New Zealand Banking Group Ltd.
0.90%, 02/12/16	1,000	1,003,775
1.25%, 01/10/17	3,000	3,014,567
1.88%, 10/06/17	1,000	1,011,431
Bancolombia SA
4.25%, 01/12/16	500	521,300
5.95%, 06/03/21[b]	2,000	2,122,500
Bank of America N.A.
1.25%, 02/14/17	5,000	5,010,566
5.30%, 03/15/17	5,875	6,521,495
6.10%, 06/15/17	3,850	4,380,627
Bank of Montreal
0.80%, 11/06/15	4,050	4,070,003
1.45%, 04/09/18 (Call 03/09/18)	5,500	5,434,884

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

2.38%, 01/25/19 (Call 12/25/18)	$1,920	$1,944,948
2.50%, 01/11/17	1,945	2,025,566
Bank of Nova Scotia
0.75%, 10/09/15	2,000	2,008,483
0.95%, 03/15/16	1,000	1,005,571
1.10%, 12/13/16	1,500	1,505,979
1.38%, 07/15/16	4,100	4,150,006
1.45%, 04/25/18	2,839	2,800,542
1.85%, 01/12/15	1,400	1,418,213
2.55%, 01/12/17	1,929	2,008,913
2.90%, 03/29/16	1,964	2,052,782
3.40%, 01/22/15	1,210	1,242,818
4.38%, 01/13/21	2,034	2,235,510
Bank One Corp.
4.90%, 04/30/15	120	125,681
Barclays Bank PLC
2.50%, 02/20/19	1,450	1,466,267
2.75%, 02/23/15	1,000	1,021,875
3.90%, 04/07/15	1,080	1,119,565
5.00%, 09/22/16	2,563	2,817,575
5.13%, 01/08/20	4,495	5,083,918
5.14%, 10/14/20	1,876	2,028,670
6.75%, 05/22/19	2,594	3,139,217
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	2,900	2,862,012
1.60%, 08/15/17 (Call 07/14/17)	1,567	1,576,925
2.15%, 03/22/17 (Call 02/22/17)	3,801	3,903,196
3.20%, 03/15/16 (Call 02/16/16)	745	780,055
3.95%, 03/22/22 (Call 02/22/22)[b]	425	436,429
4.90%, 06/30/17	200	219,495
5.20%, 12/23/15	1,989	2,135,011
5.25%, 11/01/19[b]	1,100	1,248,908
BNP Paribas SA
1.25%, 12/12/16	600	601,562
2.38%, 09/14/17	5,500	5,640,812
2.40%, 12/12/18	500	503,600
2.70%, 08/20/18	4,110	4,207,592
3.25%, 03/11/15	3,870	3,976,760

Security	Principal (000s)	Value

3.25%, 03/03/23[b]	$2,250	$2,171,424
3.60%, 02/23/16	2,720	2,866,146
5.00%, 01/15/21	4,680	5,177,663
BPCE SA
2.50%, 12/10/18	3,000	3,008,013
Branch Banking & Trust Co.
1.05%, 12/01/16 (Call 11/01/16)	4,000	4,012,142
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	1,850	1,862,111
2.35%, 12/11/15	2,147	2,215,871
City National Corp.
5.25%, 09/15/20[b]	500	557,229
Comerica Bank
5.20%, 08/22/17	3,050	3,362,345
5.75%, 11/21/16	110	123,570
Comerica Inc.
4.80%, 05/01/15	100	104,510
Commonwealth Bank of Australia
1.90%, 09/18/17	3,500	3,544,909
1.95%, 03/16/15	2,600	2,641,728
Compass Bank
6.40%, 10/01/17	320	346,757
Corporacion Andina de Fomento
3.75%, 01/15/16	5,400	5,633,174
4.38%, 06/15/22	1,234	1,261,088
Council of Europe Development Bank
1.13%, 05/31/18	5,000	4,926,448
1.50%, 02/22/17	3,900	3,971,797
1.50%, 06/19/17	1,000	1,015,662
2.75%, 02/10/15	2,000	2,046,421
Credit Suisse New York
3.50%, 03/23/15	2,500	2,579,148
4.38%, 08/05/20	2,620	2,862,772
5.30%, 08/13/19	1,558	1,788,369
5.40%, 01/14/20	3,240	3,653,659
6.00%, 02/15/18	5,183	6,021,259
Deutsche Bank Financial LLC
5.38%, 03/02/15	310	323,644
Discover Bank
7.00%, 04/15/20	1,000	1,182,859

42	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

European Bank for Reconstruction and Development
0.75%, 09/01/17	$2,000	$1,982,254
1.00%, 02/16/17	4,500	4,530,828
1.00%, 09/17/18	2,500	2,452,549
1.38%, 10/20/16	2,300	2,344,871
1.50%, 03/16/20	5,000	4,850,590
1.63%, 09/03/15	5,500	5,609,264
2.50%, 03/15/16	3,000	3,124,823
Fifth Third Bancorp
2.30%, 03/01/19	1,500	1,503,528
3.50%, 03/15/22 (Call 02/15/22)	300	301,875
3.63%, 01/25/16	1,565	1,645,016
4.30%, 01/16/24 (Call 12/16/23)	1,000	1,007,860
4.50%, 06/01/18[b]	880	958,306
5.45%, 01/15/17	1,300	1,442,760
Fifth Third Bank
1.15%, 11/18/16 (Call 10/18/16)	5,200	5,219,598
4.75%, 02/01/15	120	124,653
First Horizon National Corp.
5.38%, 12/15/15	1,400	1,493,971
First Niagara Financial Group Inc.
7.25%, 12/15/21	1,000	1,178,212
HSBC Bank (USA) N.A.
4.88%, 08/24/20	4,100	4,439,150
HSBC Holdings PLC
4.00%, 03/30/22	4,111	4,245,802
4.88%, 01/14/22	250	277,090
5.10%, 04/05/21	4,158	4,653,025
HSBC USA Inc.
1.63%, 01/16/18	1,500	1,496,909
2.38%, 02/13/15	7,405	7,541,789
Huntington National Bank (The)
1.30%, 11/20/16 (Call 10/20/16)	1,900	1,911,107
2.20%, 04/01/19	2,500	2,498,784
Intesa Sanpaolo SpA
3.13%, 01/15/16	2,500	2,558,151
3.88%, 01/16/18	2,500	2,575,700
3.88%, 01/15/19	1,500	1,528,995
5.25%, 01/12/24	2,975	3,053,236

Security	Principal (000s)	Value

J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	$8,911	$10,245,176
KeyBank N.A.
1.65%, 02/01/18	3,250	3,208,546
4.95%, 09/15/15	230	243,640
5.45%, 03/03/16	2,026	2,202,268
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	2,700	2,701,145
3.75%, 08/13/15	1,315	1,368,778
5.10%, 03/24/21	799	893,765
Lloyds Bank PLC
4.20%, 03/28/17[b]	1,990	2,164,212
4.88%, 01/21/16	1,741	1,874,940
6.38%, 01/21/21	1,417	1,709,680
Manufacturers and Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	1,000	983,057
5.63%, 12/01/21 (Call 12/01/16)[d]	2,000	2,084,737
6.63%, 12/04/17	1,000	1,161,605
Mellon Funding Corp.
5.50%, 11/15/18	1,160	1,314,090
National Australia Bank Ltd.
1.60%, 08/07/15	2,000	2,031,252
2.00%, 03/09/15	4,750	4,829,685
3.00%, 01/20/23	2,500	2,384,947
National Bank of Canada
1.45%, 11/07/17 (Call 10/07/17)	3,000	2,968,335
1.50%, 06/26/15	1,750	1,771,952
National City Bank of Indiana
4.25%, 07/01/18	220	235,809
National City Corp.
4.90%, 01/15/15	1,392	1,446,037
6.88%, 05/15/19	470	563,157
Nordic Investment Bank
0.50%, 04/14/16	4,100	4,105,431
0.75%, 01/17/18[b]	1,000	983,625
1.00%, 03/07/17	400	402,794
2.25%, 03/15/16	2,200	2,281,351
5.00%, 02/01/17	512	574,194

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)[a]	$910	$912,851
PNC Bank N.A.
2.95%, 01/30/23 (Call 12/30/22)[e]	3,000	2,850,238
3.80%, 07/25/23 (Call 06/25/23)[e]	1,500	1,510,572
4.88%, 09/21/17[e]	340	377,376
5.25%, 01/15/17[b,e]	290	321,520
6.00%, 12/07/17[b,e]	1,000	1,155,150
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22c,[e]	5,400	5,156,252
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[e]	2,093	2,184,474
3.30%, 03/08/22 (Call 02/06/22)[e]	1,862	1,867,226
3.63%, 02/08/15[e]	335	344,910
4.25%, 09/21/15[e]	2,250	2,371,394
4.38%, 08/11/20[e]	1,342	1,479,134
5.13%, 02/08/20[e]	1,391	1,587,955
5.25%, 11/15/15[e]	807	863,357
5.63%, 02/01/17[b,e]	1,750	1,947,428
Rabobank Nederland
2.13%, 10/13/15	577	592,035
3.38%, 01/19/17	15,351	16,349,779
3.88%, 02/08/22	4,760	4,889,419
3.95%, 11/09/22	1,000	988,382
4.50%, 01/11/21	2,560	2,768,432
4.63%, 12/01/23	3,500	3,586,872
Regions Financial Corp.
7.75%, 11/10/14	1,000	1,048,750
Royal Bank of Canada
0.80%, 10/30/15	5,500	5,526,897
0.85%, 03/08/16	1,000	1,003,315
1.15%, 03/13/15	470	474,097
1.20%, 01/23/17	2,500	2,514,444
1.45%, 09/09/16	3,000	3,048,259
1.50%, 01/16/18	3,900	3,894,136
2.20%, 07/27/18	1,000	1,016,436
2.30%, 07/20/16	140	144,938
2.63%, 12/15/15	2,792	2,896,277

Security	Principal (000s)	Value

Royal Bank of Scotland Group PLC
2.55%, 09/18/15	$1,200	$1,225,604
3.95%, 09/21/15	979	1,023,395
4.38%, 03/16/16	2,106	2,249,087
4.88%, 03/16/15	720	749,954
5.63%, 08/24/20[b]	3,270	3,702,156
6.13%, 01/11/21[b]	3,020	3,527,802
6.40%, 10/21/19	2,233	2,587,658
Santander Bank N.A.
8.75%, 05/30/18	250	299,829
Santander Holdings USA Inc.
3.00%, 09/24/15 (Call 08/24/15)	1,750	1,792,073
3.45%, 08/27/18 (Call 07/27/18)	3,850	4,003,361
4.63%, 04/19/16[b]	400	427,237
Societe Generale SA
2.75%, 10/12/17	1,500	1,548,726
Sumitomo Mitsui Banking Corp.
1.35%, 07/18/15	1,000	1,009,266
1.50%, 01/18/18	5,500	5,452,692
3.20%, 07/18/22	2,750	2,718,086
3.95%, 01/10/24	2,750	2,822,353
SunTrust Bank
1.35%, 02/15/17 (Call 01/15/17)	2,500	2,511,472
2.75%, 05/01/23 (Call 04/01/23)	500	469,306
5.00%, 09/01/15	62	65,727
7.25%, 03/15/18	700	828,155
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	1,750	1,851,803
3.60%, 04/15/16 (Call 03/15/16)	1,931	2,031,094
6.00%, 09/11/17	1,350	1,544,106
SVB Financial Group
5.38%, 09/15/20[b]	150	168,921
Svenska Handelsbanken AB
2.50%, 01/25/19	5,500	5,573,631
2.88%, 04/04/17	1,564	1,634,184
3.13%, 07/12/16	2,010	2,111,724

44	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Toronto-Dominion Bank (The)
1.40%, 04/30/18	$4,500	$4,438,775
2.38%, 10/19/16	2,845	2,953,615
2.50%, 07/14/16	3,025	3,148,760
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	4,100	4,165,605
2.20%, 11/15/16 (Call 10/14/16)	1,171	1,213,273
2.45%, 07/27/15	1,120	1,151,277
2.95%, 07/15/22 (Call 06/15/22)	3,163	3,035,457
3.00%, 03/15/22 (Call 02/15/22)	1,163	1,158,135
3.44%, 02/01/16	1,100	1,143,506
3.70%, 01/30/24 (Call 12/29/23)	1,500	1,529,805
4.13%, 05/24/21 (Call 04/23/21)	1,451	1,573,733
UBS AG Stamford
4.88%, 08/04/20	4,390	4,911,208
5.75%, 04/25/18	2,615	3,013,739
5.88%, 12/20/17	1,675	1,924,281
7.00%, 10/15/15	100	107,597
7.38%, 06/15/17	120	135,807
Series 10
5.88%, 07/15/16	2,318	2,570,405
UBS Preferred Funding Trust V Series 1
6.24%, 05/29/49 (Call 05/15/16)[b,d]	2,000	2,120,000
Union Bank N.A.
2.13%, 06/16/17	4,500	4,593,322
3.00%, 06/06/16	2,000	2,095,995
5.95%, 05/11/16	1,410	1,561,603
US Bank N.A.
4.80%, 04/15/15	1,812	1,900,032
Wachovia Bank N.A./Wells Fargo & Co.
5.00%, 08/15/15	340	361,881
5.60%, 03/15/16	100	108,932
6.00%, 11/15/17	3,279	3,798,945

Security	Principal (000s)	Value

Wachovia Corp./Wells Fargo & Co.
5.63%, 10/15/16	$3,197	$3,573,892
5.75%, 06/15/17	4,955	5,675,159
5.75%, 02/01/18	4,680	5,416,367
Wells Fargo & Co.
1.25%, 02/13/15	2,100	2,118,221
1.50%, 01/16/18	4,400	4,385,154
2.10%, 05/08/17	1,950	2,006,112
2.63%, 12/15/16[b]	4,200	4,392,615
3.00%, 01/22/21	7,250	7,312,021
3.50%, 03/08/22	4,480	4,587,234
3.63%, 04/15/15	1,560	1,616,192
3.68%, 06/15/16[c]	2,420	2,574,462
4.60%, 04/01/21	5,020	5,583,282
5.13%, 09/15/16	1,000	1,101,707
5.63%, 12/11/17	2,682	3,078,585
Series M
3.45%, 02/13/23	3,545	3,470,085
Wells Fargo Bank N.A.
4.75%, 02/09/15	3,250	3,381,266
5.75%, 05/16/16	3,580	3,955,886
Westpac Banking Corp.
1.60%, 01/12/18[b]	3,000	2,995,508
2.00%, 08/14/17	4,295	4,370,342
2.25%, 07/30/18	6,400	6,483,495
3.00%, 08/04/15	1,929	1,998,665
3.00%, 12/09/15	1,499	1,562,197
4.20%, 02/27/15	2,050	2,127,753
4.63%, 06/01/18	580	617,560
4.88%, 11/19/19	1,520	1,699,111
Zions BanCorp.
4.50%, 06/13/23 (Call 05/11/23)	1,000	1,012,769

		600,625,455

COMMERCIAL SERVICES & SUPPLIES — 0.48%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	850	798,169
5.38%, 04/15/20	150	155,809
Block Financial LLC
5.13%, 10/30/14[b]	540	554,514
5.50%, 11/01/22 (Call 05/01/22)[b]	3,200	3,425,563

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Catholic Health Initiatives
1.60%, 11/01/17	$2,700	$2,664,152
Pitney Bowes Inc.
5.00%, 03/15/15	1,320	1,375,068
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	2,096	2,094,575
3.80%, 05/15/18	750	804,491
5.00%, 03/01/20	1,629	1,819,003
5.50%, 09/15/19	1,795	2,052,935
Unilever Capital Corp.
0.85%, 08/02/17	1,700	1,672,980
2.20%, 03/06/19	1,500	1,511,382
2.75%, 02/10/16	430	446,932
4.25%, 02/10/21	2,269	2,479,758
4.80%, 02/15/19	186	209,610
Waste Management Inc.
2.60%, 09/01/16	900	933,100
2.90%, 09/15/22 (Call 06/15/22)[b]	1,500	1,422,356
4.60%, 03/01/21 (Call 12/01/20)	850	923,928
6.10%, 03/15/18	1,402	1,626,913
6.38%, 03/11/15	568	600,925

		27,572,163
COMMUNICATIONS EQUIPMENT — 0.55%
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	2,500	2,408,300
Cisco Systems Inc.
3.15%, 03/14/17[b]	2,101	2,233,997
3.63%, 03/04/24	5,500	5,543,847
4.45%, 01/15/20	2,262	2,526,344
4.95%, 02/15/19	1,219	1,385,995
5.50%, 02/22/16	6,900	7,562,173
Harris Corp.
4.40%, 12/15/20	200	211,528
6.38%, 06/15/19	1,365	1,596,688
Juniper Networks Inc.
3.10%, 03/15/16	1,395	1,441,518
4.50%, 03/15/24	1,500	1,504,822
4.60%, 03/15/21	1,710	1,732,577

Security	Principal (000s)	Value

Motorola Solutions Inc.
3.75%, 05/15/22	$1,500	$1,476,013
6.00%, 11/15/17	300	342,679
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	1,500	1,531,928

		31,498,409
COMPUTERS & PERIPHERALS — 1.02%
Apple Inc.
0.45%, 05/03/16	3,000	2,996,476
1.00%, 05/03/18	5,350	5,227,292
2.40%, 05/03/23[b]	9,000	8,289,180
EMC Corp.
1.88%, 06/01/18	288	288,407
2.65%, 06/01/20	2,000	2,001,104
3.38%, 06/01/23 (Call 03/01/23)	5,000	4,958,717
Hewlett-Packard Co.
2.20%, 12/01/15	1,200	1,222,715
2.35%, 03/15/15	2,700	2,747,319
2.60%, 09/15/17	2,800	2,888,436
2.65%, 06/01/16	1,396	1,443,806
2.75%, 01/14/19	1,000	1,014,137
3.00%, 09/15/16	1,018	1,062,266
3.30%, 12/09/16	1,862	1,962,822
3.75%, 12/01/20	3,316	3,387,360
4.30%, 06/01/21	790	816,828
4.38%, 09/15/21	3,850	4,004,204
4.65%, 12/09/21[b]	4,153	4,402,849
5.50%, 03/01/18[b]	447	507,040
Lexmark International Inc.
5.13%, 03/15/20[b]	1,650	1,735,129
6.65%, 06/01/18[b]	550	617,366
NetApp Inc.
2.00%, 12/15/17	1,450	1,467,647
Seagate HDD Cayman
3.75%, 11/15/18[a]	3,000	3,090,000
4.75%, 06/01/23[a]	2,000	1,940,000

		58,071,100
CONSTRUCTION & ENGINEERING — 0.02%
Fluor Corp.
3.38%, 09/15/21	1,100	1,109,140

		1,109,140

46	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

CONSTRUCTION MATERIALS — 0.08%
CRH America Inc.
4.13%, 01/15/16	$600	$634,405
6.00%, 09/30/16	1,382	1,544,257
8.13%, 07/15/18	1,500	1,853,653
Martin Marietta Materials Inc.
6.60%, 04/15/18	250	285,268

		4,317,583
CONSUMER FINANCE — 3.32%
American Express Bank FSB
6.00%, 09/13/17	810	932,651
American Express Co.
2.65%, 12/02/22	5,000	4,743,657
5.50%, 09/12/16	2,340	2,592,872
6.15%, 08/28/17	3,195	3,708,003
6.80%, 09/01/66 (Call 09/01/16)[d]	1,322	1,434,370
7.00%, 03/19/18	1,400	1,677,646
American Express Credit Corp.
1.75%, 06/12/15	3,200	3,248,742
2.38%, 03/24/17	3,600	3,718,394
2.75%, 09/15/15	5,000	5,164,072
2.80%, 09/19/16	2,374	2,481,047
American Honda Finance Corp.
2.13%, 10/10/18	3,600	3,649,896
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	2,100	2,170,061
2.90%, 08/15/18 (Call 07/15/18)	575	603,958
4.70%, 10/27/19[b]	1,500	1,691,549
Capital One Bank (USA) N.A.
2.25%, 02/13/19	2,000	2,002,789
3.38%, 02/15/23	2,000	1,934,528
8.80%, 07/15/19	2,643	3,407,335
Capital One Financial Corp.
1.00%, 11/06/15	4,400	4,406,988
2.15%, 03/23/15	500	507,627
3.15%, 07/15/16	1,638	1,717,408
3.50%, 06/15/23	2,000	1,951,843
4.75%, 07/15/21	1,750	1,905,265
5.50%, 06/01/15	240	253,985

Security	Principal (000s)	Value

6.15%, 09/01/16	$1,053	$1,178,102
6.75%, 09/15/17	883	1,036,282
Caterpillar Financial Services Corp.
0.70%, 11/06/15	2,500	2,509,426
0.70%, 02/26/16	1,200	1,202,972
1.00%, 03/03/17	2,500	2,503,177
1.10%, 05/29/15	2,000	2,017,748
2.63%, 03/01/23[b]	1,360	1,282,949
2.65%, 04/01/16	740	764,264
4.63%, 06/01/15	180	189,415
7.15%, 02/15/19	2,135	2,618,449
Series F
4.75%, 02/17/15	110	114,678
Discover Financial Services
3.85%, 11/21/22[b]	1,000	977,489
5.20%, 04/27/22[b]	1,300	1,388,017
6.45%, 06/12/17	475	538,908
Ford Motor Credit Co. LLC
1.70%, 05/09/16	500	506,964
2.38%, 01/16/18	4,500	4,562,574
2.50%, 01/15/16	3,000	3,085,820
2.88%, 10/01/18[b]	4,000	4,104,737
3.00%, 06/12/17[b]	4,596	4,792,237
3.88%, 01/15/15	3,000	3,082,854
4.25%, 02/03/17	2,792	3,006,789
4.25%, 09/20/22[b]	7,400	7,646,713
5.00%, 05/15/18	2,429	2,691,411
5.63%, 09/15/15	3,700	3,954,505
6.63%, 08/15/17	2,792	3,233,514
7.00%, 04/15/15	3,119	3,334,411
8.00%, 12/15/16	3,327	3,914,949
8.13%, 01/15/20	1,292	1,637,246
HSBC Finance Capital Trust IX
5.91%, 11/30/35 (Call 11/30/15)[d]	2,000	2,060,000
HSBC Finance Corp.
5.00%, 06/30/15	2,595	2,735,217
5.25%, 04/15/15	240	252,032
5.50%, 01/19/16	3,000	3,239,213
6.68%, 01/15/21	3,513	4,116,589
John Deere Capital Corp.
0.88%, 04/17/15	1,500	1,508,272
0.95%, 06/29/15	1,150	1,157,535

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

1.20%, 10/10/17[b]	$2,700	$2,691,743
1.30%, 03/12/18	4,000	3,962,620
1.85%, 09/15/16	800	818,334
2.25%, 06/07/16	1,555	1,611,441
2.75%, 03/15/22	1,639	1,597,338
2.80%, 09/18/17	1,500	1,563,571
2.80%, 03/04/21	1,750	1,757,526
2.95%, 03/09/15	700	718,668
3.15%, 10/15/21	680	686,440
3.90%, 07/12/21[b]	1,150	1,224,967
Series D
5.35%, 04/03/18	1,550	1,761,357
MBNA Corp.
5.00%, 06/15/15	270	284,314
PACCAR Financial Corp.
0.70%, 11/16/15	300	300,232
0.75%, 08/14/15	550	552,351
0.80%, 02/08/16	2,500	2,506,989
Toyota Motor Credit Corp.
1.25%, 10/05/17	1,625	1,620,622
1.38%, 01/10/18	288	286,225
2.00%, 09/15/16	3,869	3,987,980
2.05%, 01/12/17	2,097	2,163,398
2.10%, 01/17/19	4,750	4,782,959
2.63%, 01/10/23[b]	3,900	3,710,788
2.80%, 01/11/16	2,732	2,845,424
3.20%, 06/17/15	2,700	2,793,773
3.30%, 01/12/22	2,362	2,407,979
3.40%, 09/15/21	2,682	2,777,780
4.25%, 01/11/21	750	821,374
Series B
4.50%, 06/17/20	146	163,265

		189,249,602
CONTAINERS & PACKAGING — 0.07%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	100	105,387
6.80%, 08/01/19	555	667,697
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	1,038	1,042,997
Rock-Tenn Co.
4.90%, 03/01/22	2,000	2,144,882

Security	Principal (000s)	Value

Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	$75	$77,471

		4,038,434
DIVERSIFIED CONSUMER SERVICES — 0.11%
Cornell University
5.45%, 02/01/19	750	869,053
Emory University
5.63%, 09/01/19	1,000	1,177,081
Princeton University
Series A
4.95%, 03/01/19	2,290	2,611,090
Stanford University
4.75%, 05/01/19	318	360,883
Trustees of Dartmouth College
4.75%, 06/01/19	500	565,791
Vanderbilt University
5.25%, 04/01/19	750	859,822

		6,443,720
DIVERSIFIED FINANCIAL SERVICES — 9.67%
Alterra Finance LLC
6.25%, 09/30/20	400	461,856
Ameritech Capital Funding Corp.
6.45%, 01/15/18	420	482,023
Associates Corp. of North America
6.95%, 11/01/18	2,580	3,096,486
Bank of America Corp.
1.50%, 10/09/15	1,500	1,516,608
2.00%, 01/11/18	8,900	8,942,829
2.60%, 01/15/19	7,400	7,491,423
3.30%, 01/11/23	16,000	15,555,491
3.63%, 03/17/16	1,930	2,034,102
3.70%, 09/01/15	1,670	1,741,188
3.88%, 03/22/17	5,161	5,537,746
4.13%, 01/22/24	1,500	1,529,935
4.50%, 04/01/15	4,250	4,420,460
5.00%, 05/13/21	2,890	3,210,314
5.25%, 12/01/15	450	481,342
5.42%, 03/15/17[b]	2,250	2,494,955
5.49%, 03/15/19	2,700	3,021,581
5.63%, 10/14/16	1,090	1,211,470
5.63%, 07/01/20	3,280	3,769,049
5.65%, 05/01/18	3,245	3,706,374

48	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

5.70%, 01/24/22	$3,840	$4,429,895
5.75%, 08/15/16	1,080	1,190,950
5.75%, 12/01/17	4,430	5,048,349
5.88%, 01/05/21[b]	2,695	3,142,112
6.05%, 05/16/16	3,550	3,903,194
6.40%, 08/28/17	3,165	3,662,512
6.50%, 08/01/16	5,350	6,022,740
6.50%, 07/15/18	4,330	5,070,400
6.88%, 04/25/18	6,175	7,343,481
6.88%, 11/15/18	1,807	2,174,516
7.63%, 06/01/19	3,185	3,967,272
7.75%, 08/15/15	1,380	1,507,823
7.80%, 09/15/16	1,350	1,561,288
Series 1
3.75%, 07/12/16	6,550	6,953,163
Series B
5.30%, 09/30/15	149	158,379
BBVA U.S. Senior SA Unipersonal
4.66%, 10/09/15	5,000	5,245,525
BP Capital Markets PLC
1.38%, 11/06/17	1,000	998,139
1.38%, 05/10/18	4,720	4,650,617
1.85%, 05/05/17	3,639	3,711,267
2.24%, 05/10/19	5,000	5,033,574
2.50%, 11/06/22	2,000	1,862,803
2.75%, 05/10/23	5,000	4,677,353
3.13%, 10/01/15	2,204	2,293,896
3.20%, 03/11/16	2,462	2,587,016
3.25%, 05/06/22	2,792	2,781,043
3.56%, 11/01/21	2,500	2,574,637
3.88%, 03/10/15	3,500	3,625,958
4.50%, 10/01/20	2,571	2,823,951
4.74%, 03/11/21	1,333	1,481,845
4.75%, 03/10/19	1,363	1,531,625
Citigroup Inc.
1.30%, 04/01/16	5,500	5,527,748
1.30%, 11/15/16	6,000	6,007,224
1.75%, 05/01/18	9,000	8,896,168
2.25%, 08/07/15	2,250	2,295,930
3.38%, 03/01/23[b]	1,000	971,601
3.50%, 05/15/23	2,000	1,893,978
3.95%, 06/15/16	3,832	4,076,201
4.05%, 07/30/22	4,000	4,025,520
4.45%, 01/10/17	1,862	2,020,718

Security	Principal (000s)	Value

4.50%, 01/14/22	$3,185	$3,391,107
4.59%, 12/15/15	550	585,549
4.70%, 05/29/15	220	230,729
4.75%, 05/19/15	2,970	3,113,418
5.30%, 01/07/16	2,200	2,374,871
5.38%, 08/09/20	1,738	1,973,668
5.50%, 02/15/17	3,380	3,755,199
5.85%, 08/02/16	1,041	1,156,228
6.00%, 08/15/17	4,320	4,941,293
6.01%, 01/15/15	3,890	4,067,851
6.13%, 11/21/17	4,450	5,138,565
6.13%, 05/15/18	5,700	6,608,686
8.50%, 05/22/19	3,700	4,755,687
Deutsche Telekom International Finance BV
5.75%, 03/23/16	1,120	1,229,355
6.00%, 07/08/19	1,089	1,282,396
6.75%, 08/20/18	2,118	2,532,049
GE Capital Trust I
6.38%, 11/15/67 (Call 11/15/17)[b,d]	1,250	1,381,250
General Electric Capital Corp.
1.00%, 12/11/15	500	504,557
1.00%, 01/08/16	7,250	7,309,456
1.63%, 04/02/18[b]	7,000	7,009,629
2.25%, 11/09/15	5,000	5,144,867
2.30%, 04/27/17	4,500	4,653,234
2.30%, 01/14/19	500	508,788
2.90%, 01/09/17	6,050	6,362,795
2.95%, 05/09/16	3,292	3,448,597
3.10%, 01/09/23	7,230	7,059,893
3.15%, 09/07/22	5,400	5,340,383
3.35%, 10/17/16	3,690	3,923,792
3.50%, 06/29/15	2,590	2,696,758
4.38%, 09/21/15	2,000	2,120,435
4.38%, 09/16/20	1,920	2,109,232
4.63%, 01/07/21	4,130	4,572,362
4.65%, 10/17/21	4,530	5,000,430
4.88%, 03/04/15	290	303,274
5.00%, 01/08/16	3,185	3,442,529
5.30%, 02/11/21	735	829,944
5.38%, 10/20/16	899	1,002,201
5.40%, 02/15/17	480	539,007

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

5.50%, 01/08/20	$2,540	$2,949,410
5.63%, 09/15/17	4,420	5,066,351
5.63%, 05/01/18	2,650	3,061,992
6.00%, 08/07/19	1,910	2,264,690
Series A
5.55%, 05/04/20	2,000	2,323,357
6.90%, 09/15/15	330	361,935
Series GMTN
6.38%, 11/15/67 (Call 11/15/17)[d]	2,750	3,045,625
ING U.S. Inc.
5.50%, 07/15/22	1,500	1,672,255
International Bank for Reconstruction and Development
0.50%, 04/15/16	7,000	7,010,019
0.50%, 05/16/16	7,250	7,258,428
0.88%, 04/17/17	12,800	12,819,846
1.00%, 09/15/16	8,900	8,994,906
2.13%, 03/15/16[b]	3,300	3,415,070
2.13%, 02/13/23[b]	5,500	5,289,430
2.38%, 05/26/15	8,950	9,183,481
Series GDIF
1.88%, 03/15/19	13,000	13,141,237
J.P. Morgan Chase & Co.
1.35%, 02/15/17	7,000	7,039,153
1.63%, 05/15/18	5,100	5,041,487
1.80%, 01/25/18	5,500	5,497,907
1.88%, 03/20/15	4,300	4,359,521
2.00%, 08/15/17	3,250	3,302,651
2.35%, 01/28/19	2,500	2,510,375
2.60%, 01/15/16	2,400	2,481,725
3.15%, 07/05/16	11,450	12,025,912
3.20%, 01/25/23	7,500	7,267,704
3.25%, 09/23/22	2,000	1,961,848
3.38%, 05/01/23[b]	5,450	5,202,777
3.45%, 03/01/16	3,106	3,262,360
3.70%, 01/20/15	5,020	5,163,918
4.25%, 10/15/20	2,410	2,591,144
4.35%, 08/15/21	4,050	4,351,224
4.40%, 07/22/20	5,950	6,470,771
4.50%, 01/24/22	4,400	4,742,193
4.63%, 05/10/21	3,000	3,282,713

Security	Principal (000s)	Value

4.75%, 03/01/15	$490	$510,473
4.95%, 03/25/20	2,000	2,239,533
5.15%, 10/01/15	4,340	4,624,007
5.25%, 05/01/15	1,070	1,124,084
6.00%, 01/15/18	3,580	4,134,071
6.13%, 06/27/17	3,460	3,961,245
6.30%, 04/23/19	3,750	4,449,688
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	2,500	2,614,324
McGraw Hill Financial Inc.
5.90%, 11/15/17[b]	1,225	1,334,019
Merrill Lynch & Co. Inc.
Series C
5.00%, 01/15/15	1,870	1,939,527
Moody’s Corp.
5.50%, 09/01/20	800	883,009
NASDAQ OMX Group Inc. (The)
4.00%, 01/15/15[b]	180	185,019
5.25%, 01/16/18	120	131,229
5.55%, 01/15/20	3,526	3,888,825
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	295	296,746
1.90%, 11/01/15	1,500	1,527,648
2.15%, 02/01/19 (Call 01/01/19)	2,000	2,010,994
3.05%, 03/01/16	1,000	1,032,342
3.05%, 02/15/22 (Call 11/15/21)	600	597,487
3.88%, 09/16/15	950	995,201
5.45%, 02/01/18	1,000	1,134,583
10.38%, 11/01/18	2,550	3,472,316
ORIX Corp.
4.71%, 04/27/15	1,250	1,304,546
5.00%, 01/12/16	1,461	1,565,130
XTRA Finance Corp.
5.15%, 04/01/17	250	275,585

		551,480,753
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.72%
AT&T Inc.
0.80%, 12/01/15	6,600	6,608,647
0.88%, 02/13/15	210	210,637

50	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

1.40%, 12/01/17	$1,500	$1,484,953
1.60%, 02/15/17	3,536	3,571,082
1.70%, 06/01/17	4,896	4,941,392
2.40%, 08/15/16	3,351	3,462,489
2.50%, 08/15/15	4,411	4,530,682
2.95%, 05/15/16	2,763	2,885,505
3.00%, 02/15/22	500	482,438
3.88%, 08/15/21	4,473	4,632,809
4.45%, 05/15/21	1,785	1,920,390
5.50%, 02/01/18	3,833	4,359,171
5.63%, 06/15/16	1,908	2,109,256
5.80%, 02/15/19	4,588	5,347,673
British Telecommunications PLC
1.25%, 02/14/17	595	597,120
1.63%, 06/28/16	1,500	1,524,806
2.00%, 06/22/15	2,350	2,391,119
2.35%, 02/14/19	925	930,606
5.95%, 01/15/18	2,113	2,436,095
CenturyLink Inc.
Series M
5.00%, 02/15/15	600	620,250
Embarq Corp.
7.08%, 06/01/16	533	594,295
GTE Corp.
6.84%, 04/15/18	890	1,048,398
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	2,033	2,034,536
Orange
2.13%, 09/16/15	1,303	1,325,279
2.75%, 09/14/16	1,396	1,449,730
4.13%, 09/14/21	2,134	2,203,118
5.38%, 07/08/19	1,034	1,167,658
Qwest Corp.
6.50%, 06/01/17	2,250	2,576,250
6.75%, 12/01/21	1,181	1,334,530
Telefonica Emisiones SAU
3.73%, 04/27/15	1,380	1,421,459
3.99%, 02/16/16	711	747,118
4.57%, 04/27/23	2,000	2,037,421
4.95%, 01/15/15	1,350	1,395,545
5.13%, 04/27/20[b]	799	866,095
5.46%, 02/16/21	3,264	3,574,171

Security	Principal (000s)	Value

5.88%, 07/15/19	$698	$791,739
6.22%, 07/03/17	1,300	1,479,639
6.42%, 06/20/16	1,761	1,960,442
Telefonos de Mexico SAB de CV
5.50%, 01/27/15[b]	990	1,024,650
Verizon Communications Inc.
1.10%, 11/01/17	1,000	984,828
2.00%, 11/01/16	2,883	2,954,482
2.45%, 11/01/22 (Call 08/01/22)	1,000	911,524
3.00%, 04/01/16	2,425	2,531,173
3.50%, 11/01/21	9,420	9,482,987
3.65%, 09/14/18	10,890	11,616,649
4.50%, 09/15/20	15,950	17,272,153
4.60%, 04/01/21	2,323	2,510,826
4.90%, 09/15/15	330	350,838
5.15%, 09/15/23	12,700	13,891,032
5.50%, 02/15/18	1,058	1,202,034
5.55%, 02/15/16	1,682	1,828,309
6.10%, 04/15/18	1,706	1,982,136
6.35%, 04/01/19	2,039	2,415,780
8.75%, 11/01/18	906	1,162,669

		155,176,613
ELECTRIC UTILITIES — 2.81%
Alabama Power Co.
0.55%, 10/15/15	1,450	1,442,902
5.50%, 10/15/17	190	212,506
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	1,600	1,589,668
2.95%, 12/15/22 (Call 09/15/22)[b]	1,000	954,300
Appalachian Power Co.
7.95%, 01/15/20	1,200	1,529,453
Series K
5.00%, 06/01/17	150	164,202
Series S
3.40%, 05/24/15	150	154,944
Arizona Public Service Co.
4.65%, 05/15/15	80	83,782
6.25%, 08/01/16	260	289,039
8.75%, 03/01/19	250	320,166

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)[b]	$1,000	$959,089
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	1,250	1,169,171
Cleveland Electric Illuminating Co. (The)
5.70%, 04/01/17	529	572,124
Series D
7.88%, 11/01/17	770	926,939
Commonwealth Edison Co.
1.95%, 09/01/16 (Call 08/01/16)	1,175	1,204,875
2.15%, 01/15/19 (Call 12/15/18)	500	502,950
3.40%, 09/01/21 (Call 06/01/21)	1,000	1,025,278
4.70%, 04/15/15	190	198,689
5.80%, 03/15/18	440	508,449
Series 104
5.95%, 08/15/16	210	234,149
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	1,500	1,410,569
5.65%, 05/01/18	1,325	1,520,814
Series 09-A
5.50%, 02/01/19	300	346,042
Detroit Edison Co. (The)
3.45%, 10/01/20 (Call 07/01/20)	1,000	1,049,946
3.90%, 06/01/21 (Call 03/01/21)	750	803,603
Duke Energy Carolinas LLC
3.90%, 06/15/21 (Call 03/15/21)	1,660	1,773,759
5.30%, 10/01/15	180	193,001
7.00%, 11/15/18	1,580	1,934,630
Duke Energy Corp.
1.63%, 08/15/17	5,600	5,637,258
2.15%, 11/15/16	1,000	1,019,717
3.05%, 08/15/22 (Call 05/15/22)	1,000	975,197

Security	Principal (000s)	Value

3.35%, 04/01/15	$290	$298,424
3.55%, 09/15/21 (Call 06/15/21)	1,800	1,851,365
3.95%, 09/15/14	825	840,482
5.05%, 09/15/19[b]	500	563,908
6.25%, 06/15/18	240	281,715
Duke Energy Florida Inc.
3.10%, 08/15/21 (Call 05/15/21)[b]	560	567,254
4.55%, 04/01/20	65	72,127
5.10%, 12/01/15	260	278,894
5.65%, 06/15/18	633	732,854
Duke Energy Indiana Inc.
3.75%, 07/15/20	1,100	1,166,514
6.05%, 06/15/16	500	550,934
Duke Energy Ohio Inc.
5.45%, 04/01/19[b]	300	347,269
Duke Energy Progress Inc.
2.80%, 05/15/22 (Call 02/15/22)	2,000	1,953,972
3.00%, 09/15/21 (Call 06/15/21)	500	501,646
5.15%, 04/01/15	80	84,055
5.30%, 01/15/19	1,350	1,548,371
Edison International
3.75%, 09/15/17[b]	1,500	1,609,079
Enersis SA
7.40%, 12/01/16	1,250	1,422,725
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	850	890,600
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	1,000	1,065,948
Entergy Gulf States Louisiana LLC
6.00%, 05/01/18	550	632,521
Entergy Louisiana LLC
1.88%, 12/15/14	1,300	1,314,741
Entergy Texas Inc.
7.13%, 02/01/19	3,105	3,689,469
Exelon Corp.
4.90%, 06/15/15	783	819,574
FirstEnergy Solutions Corp.
6.05%, 08/15/21[b]	1,500	1,649,859

52	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Florida Power & Light Co.
5.55%, 11/01/17[b]	$1,445	$1,648,723
Georgia Power Co.
0.75%, 08/10/15	1,050	1,049,632
2.85%, 05/15/22[b]	1,000	967,174
4.25%, 12/01/19	1,000	1,095,963
5.40%, 06/01/18	300	343,989
Series 12D
0.63%, 11/15/15	1,550	1,542,162
Series Z
5.25%, 12/15/15	190	203,069
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	350	376,637
5.29%, 06/15/22 (Call 03/15/22)[c]	950	1,048,787
Indiana Michigan Power Co.
7.00%, 03/15/19	2,100	2,545,878
Series J
3.20%, 03/15/23 (Call 12/15/22)	500	483,564
Jersey Central Power & Light Co.
5.63%, 05/01/16	730	791,421
7.35%, 02/01/19	1,000	1,203,019
Kansas City Power & Light Co.
5.85%, 06/15/17	1,000	1,107,537
6.38%, 03/01/18[b]	100	116,153
7.15%, 04/01/19	550	680,544
Kentucky Utilities Co.
1.63%, 11/01/15	1,300	1,319,139
3.25%, 11/01/20 (Call 08/01/20)	600	621,474
LG&E and KU Energy LLC
2.13%, 11/15/15	1,100	1,118,909
3.75%, 11/15/20 (Call 08/15/20)[b]	300	309,730
4.38%, 10/01/21 (Call 07/01/21)	900	945,817
Louisville Gas & Electric Co.
1.63%, 11/15/15	250	253,723
MidAmerican Energy Co.
3.70%, 09/15/23 (Call 06/15/23)	2,322	2,380,911
5.30%, 03/15/18	850	968,592

Security	Principal (000s)	Value

MidAmerican Energy Holdings Co.
1.10%, 05/15/17[a]	$3,150	$3,147,324
5.75%, 04/01/18	1,783	2,048,420
Mississippi Power Co.
2.35%, 10/15/16	600	617,058
Nevada Power Co.
6.50%, 08/01/18	550	655,398
7.13%, 03/15/19	1,340	1,661,075
Series O
6.50%, 05/15/18	500	587,872
NextEra Energy Capital Holdings Inc.
1.20%, 06/01/15	750	753,213
2.60%, 09/01/15	1,000	1,020,684
4.50%, 06/01/21 (Call 03/01/21)[b]	500	529,853
6.65%, 06/15/67 (Call 06/15/17)[d]	768	764,160
7.88%, 12/15/15	1,174	1,304,371
Nisource Finance Corp.
3.85%, 02/15/23 (Call 11/15/22)	175	173,562
4.45%, 12/01/21 (Call 09/01/21)	700	743,066
5.25%, 09/15/17	810	905,479
5.45%, 09/15/20	580	662,317
6.13%, 03/01/22	1,400	1,621,723
6.40%, 03/15/18	1,968	2,297,360
6.80%, 01/15/19	420	503,839
Northeast Utilities
1.45%, 05/01/18 (Call 04/01/18)	420	411,798
Northern States Power Co.
1.95%, 08/15/15 (Call 05/15/15)	950	966,602
2.15%, 08/15/22 (Call 02/15/22)	1,000	925,582
NSTAR Electric Co.
5.63%, 11/15/17	250	281,661
Oglethorpe Power Corp.
6.10%, 03/15/19	250	292,488
Ohio Power Co.
6.00%, 06/01/16	1,000	1,100,235

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Series M
5.38%, 10/01/21[b]	$630	$728,959
Oklahoma Gas & Electric Co.
6.35%, 09/01/18	120	142,130
Oncor Electric Delivery Co. LLC
6.38%, 01/15/15	602	631,083
6.80%, 09/01/18	1,800	2,145,246
7.00%, 09/01/22	240	297,120
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	3,100	2,876,522
3.50%, 10/01/20 (Call 07/01/20)[b]	931	963,663
3.75%, 02/15/24 (Call 11/15/23)	1,650	1,664,812
4.25%, 05/15/21 (Call 02/15/21)	1,100	1,180,042
5.63%, 11/30/17	300	339,912
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	1,300	1,288,214
3.85%, 06/15/21 (Call 03/15/21)	1,540	1,636,603
5.50%, 01/15/19	500	577,576
Peco Energy Co.
2.38%, 09/15/22 (Call 06/15/22)	1,000	935,939
5.35%, 03/01/18	500	569,039
Portland General Electric Co.
6.10%, 04/15/19	1,150	1,361,208
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	2,050	2,062,108
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)[b]	200	197,049
4.40%, 01/15/21 (Call 10/15/20)	1,200	1,298,748
4.88%, 12/01/19	250	279,053
5.63%, 01/15/16	160	173,520
7.05%, 03/15/19	323	391,658
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	1,500	1,398,564

Security	Principal (000s)	Value

5.13%, 06/01/19	$140	$159,821
Public Service Co. of Oklahoma
4.40%, 02/01/21	125	134,965
5.15%, 12/01/19	115	129,973
Scottish Power Ltd.
5.38%, 03/15/15	1,190	1,243,612
Sierra Pacific Power Co.
Series M
6.00%, 05/15/16	1,500	1,659,541
South Carolina Electric & Gas Co.
5.25%, 11/01/18	1,470	1,689,593
6.50%, 11/01/18	750	905,585
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	2,643	2,824,244
5.00%, 01/15/16	1,260	1,355,084
Series 04-F
4.65%, 04/01/15	90	94,076
Series C
3.50%, 10/01/23 (Call 07/01/23)	1,000	1,007,971
Southern Co. (The)
1.95%, 09/01/16	1,215	1,231,229
2.38%, 09/15/15	1,100	1,123,813
Southwestern Electric Power Co.
6.45%, 01/15/19	1,174	1,380,134
Series E
5.55%, 01/15/17	250	272,619
Series F
5.88%, 03/01/18	1,000	1,140,395
Southwestern Public Service Co. Series G
8.75%, 12/01/18[b]	1,125	1,456,150
Tampa Electric Co.
6.10%, 05/15/18	1,000	1,166,752
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	1,000	1,094,416
UIL Holdings Corp.
4.63%, 10/01/20	500	526,791
Union Electric Co.
5.10%, 10/01/19	210	237,746
5.40%, 02/01/16[b]	230	247,862
6.40%, 06/15/17	500	571,270

54	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

6.70%, 02/01/19	$740	$895,128
Virginia Electric and Power Co.
2.95%, 01/15/22 (Call 10/15/21)	350	347,324
3.45%, 02/15/24 (Call 11/15/23)	1,047	1,053,050
5.95%, 09/15/17	2,650	3,065,175
Series A
5.40%, 01/15/16	410	444,137
Westar Energy Inc.
5.10%, 07/15/20	140	159,985
Wisconsin Electric Power Co.
1.70%, 06/15/18 (Call 05/15/18)	1,500	1,484,018
2.95%, 09/15/21 (Call 06/15/21)	650	650,022
4.25%, 12/15/19	250	274,425
Wisconsin Power & Light Co.
5.00%, 07/15/19	1,650	1,865,867
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	2,700	3,012,412

		160,583,151
ELECTRICAL EQUIPMENT — 0.37%
ABB Finance (USA) Inc.
1.63%, 05/08/17	2,000	2,009,170
2.88%, 05/08/22	1,396	1,362,560
Eaton Corp.
0.95%, 11/02/15	1,300	1,305,287
Eaton Corp. PLC
1.50%, 11/02/17	3,100	3,097,013
2.75%, 11/02/22	1,500	1,426,228
5.60%, 05/15/18	788	888,606
6.95%, 03/20/19	405	487,056
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	1,000	954,794
4.13%, 04/15/15	900	936,933
4.25%, 11/15/20[b]	125	136,887
4.75%, 10/15/15	170	181,502
4.88%, 10/15/19	1,200	1,349,257
5.25%, 10/15/18	884	1,004,360

Security	Principal (000s)	Value

Rockwell Automation Inc.
5.65%, 12/01/17	$300	$335,934
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	1,500	1,419,115
6.25%, 09/01/19	1,350	1,552,480
Tyco Electronics Group SA
4.88%, 01/15/21	1,450	1,534,471
6.55%, 10/01/17	1,000	1,156,300

		21,137,953
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.17%
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)	675	678,977
Arrow Electronics Inc.
3.38%, 11/01/15	1,000	1,035,867
4.50%, 03/01/23 (Call 12/01/22)	1,000	1,006,539
6.00%, 04/01/20	125	139,879
Avnet Inc.
4.88%, 12/01/22	500	514,875
5.88%, 06/15/20[b]	850	953,845
6.63%, 09/15/16	350	393,263
Corning Inc.
1.45%, 11/15/17	2,500	2,466,367
4.25%, 08/15/20	365	395,157
6.63%, 05/15/19	40	48,571
Ingram Micro Inc.
5.25%, 09/01/17	700	753,000
Jabil Circuit Inc.
4.70%, 09/15/22	1,700	1,623,500

		10,009,840
ENERGY EQUIPMENT & SERVICES — 1.00%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	2,100	2,135,293
7.50%, 11/15/18	884	1,099,475
Cameron International Corp.
4.50%, 06/01/21 (Call 03/01/21)	2,550	2,713,644
6.38%, 07/15/18	200	233,801

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Diamond Offshore Drilling Inc.
4.88%, 07/01/15	$150	$158,389
5.88%, 05/01/19	1,550	1,802,836
Ensco PLC
3.25%, 03/15/16	2,792	2,922,260
4.70%, 03/15/21	2,903	3,124,320
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	1,000	956,159
Halliburton Co.
2.00%, 08/01/18 (Call 07/01/18)[b]	500	503,318
3.25%, 11/15/21 (Call 08/15/21)	2,000	2,031,872
3.50%, 08/01/23 (Call 05/01/23)	1,950	1,951,577
6.15%, 09/15/19	1,814	2,162,751
Nabors Industries Inc.
4.63%, 09/15/21[b]	1,750	1,796,502
5.10%, 09/15/23	1,950	2,009,741
9.25%, 01/15/19	1,253	1,583,348
National Oilwell Varco Inc.
1.35%, 12/01/17	900	893,236
2.60%, 12/01/22 (Call 09/01/22)	2,350	2,232,741
Noble Holding International Ltd.
2.50%, 03/15/17	300	305,674
3.45%, 08/01/15	1,000	1,033,304
3.95%, 03/15/22	250	248,979
4.90%, 08/01/20[b]	1,200	1,285,087
Pride International Inc.
6.88%, 08/15/20	1,345	1,622,494
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)	275	279,252
4.88%, 06/01/22 (Call 03/01/22)	1,860	1,934,309
5.00%, 09/01/17	800	874,300
7.88%, 08/01/19	175	213,051
Transocean Inc.
3.80%, 10/15/22 (Call 07/15/22)	2,000	1,899,449
4.95%, 11/15/15	1,675	1,784,687

Security	Principal (000s)	Value

5.05%, 12/15/16	$969	$1,060,518
6.00%, 03/15/18	1,332	1,498,026
6.38%, 12/15/21	3,110	3,478,542
6.50%, 11/15/20	1,618	1,827,348
Weatherford International Inc.
6.35%, 06/15/17[b]	3,985	4,537,122
Weatherford International Ltd.
5.13%, 09/15/20	1,780	1,943,378
5.50%, 02/15/16	210	227,296
9.63%, 03/01/19	538	701,186

		57,065,265
FOOD & STAPLES RETAILING — 1.31%
Costco Wholesale Corp.
1.13%, 12/15/17	2,500	2,476,815
1.70%, 12/15/19	2,500	2,440,383
5.50%, 03/15/17	1,650	1,853,883
CVS Caremark Corp.
1.20%, 12/05/16	5,181	5,216,988
3.25%, 05/18/15	950	979,759
4.00%, 12/05/23 (Call 09/05/23)	1,500	1,538,243
4.75%, 05/18/20 (Call 12/18/19)	3,700	4,096,071
5.75%, 06/01/17	1,360	1,550,694
6.13%, 08/15/16	480	537,348
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
4.13%, 04/10/19	1,000	1,049,504
Kroger Co. (The)
2.20%, 01/15/17	1,350	1,385,797
2.30%, 01/15/19 (Call 12/15/18)	1,000	1,001,791
3.30%, 01/15/21 (Call 12/15/20)	900	908,598
3.40%, 04/15/22 (Call 01/15/22)	1,000	981,176
3.85%, 08/01/23 (Call 05/01/23)	1,000	1,005,411
3.90%, 10/01/15	1,250	1,313,591
4.00%, 02/01/24 (Call 11/01/23)	2,000	2,027,312
4.95%, 01/15/15	90	93,353
6.15%, 01/15/20	155	182,747

56	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

6.40%, 08/15/17	$950	$1,097,250
6.80%, 12/15/18	290	345,793
Safeway Inc.
3.95%, 08/15/20[b]	750	743,437
4.75%, 12/01/21[b]	950	947,625
5.00%, 08/15/19	1,705	1,756,150
6.35%, 08/15/17[b]	1,350	1,498,500
Sysco Corp.
5.25%, 02/12/18	2,000	2,266,655
Wal-Mart Stores Inc.
1.13%, 04/11/18	1,900	1,873,188
1.50%, 10/25/15	1,931	1,967,359
1.95%, 12/15/18	2,000	2,021,002
2.25%, 07/08/15	1,160	1,187,897
2.55%, 04/11/23 (Call 01/11/23)	5,750	5,421,745
2.80%, 04/15/16	1,368	1,424,144
3.25%, 10/25/20	1,454	1,512,248
3.63%, 07/08/20	977	1,040,580
4.13%, 02/01/19	1,450	1,585,044
4.25%, 04/15/21	2,499	2,739,945
4.50%, 07/01/15	110	115,711
5.38%, 04/05/17	1,661	1,884,212
5.80%, 02/15/18	3,338	3,887,218
Walgreen Co.
1.80%, 09/15/17	5,450	5,519,914
3.10%, 09/15/22	2,500	2,412,411
5.25%, 01/15/19	627	710,539

		74,598,031
FOOD PRODUCTS — 1.23%
Archer-Daniels-Midland Co.
4.48%, 03/01/21	2,045	2,219,934
5.45%, 03/15/18	750	854,918
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	1,140	1,203,911
8.50%, 06/15/19	1,940	2,416,152
Bunge N.A. Finance LP
5.90%, 04/01/17	250	278,795
Campbell Soup Co.
3.05%, 07/15/17	500	524,091
3.38%, 08/15/14	530	537,100
4.25%, 04/15/21[b]	1,000	1,039,863
4.50%, 02/15/19	580	631,768

Security	Principal (000s)	Value

ConAgra Foods Inc.
1.30%, 01/25/16	$1,988	$2,000,901
1.90%, 01/25/18	1,700	1,694,274
3.20%, 01/25/23 (Call 10/25/22)	2,000	1,901,364
3.25%, 09/15/22	1,550	1,493,834
7.00%, 04/15/19[b]	900	1,082,030
General Mills Inc.
0.88%, 01/29/16	2,550	2,558,240
3.15%, 12/15/21 (Call 09/15/21)	1,396	1,404,422
3.65%, 02/15/24 (Call 11/15/23)	1,000	1,008,982
5.20%, 03/17/15	250	262,212
5.65%, 02/15/19	1,358	1,570,594
5.70%, 02/15/17	830	937,435
Hershey Co. (The)
1.50%, 11/01/16	1,150	1,171,059
4.13%, 12/01/20	1,000	1,091,232
4.85%, 08/15/15	140	148,389
5.45%, 09/01/16	180	199,707
Hillshire Brand Co. (The)
2.75%, 09/15/15	100	101,428
Hormel Foods Corp.
4.13%, 04/15/21 (Call 01/15/21)	125	132,640
Ingredion Inc.
3.20%, 11/01/15	250	257,995
4.63%, 11/01/20	1,150	1,234,065
J.M. Smucker Co. (The)
3.50%, 10/15/21	1,200	1,225,805
Kellogg Co.
1.88%, 11/17/16	1,740	1,774,766
2.75%, 03/01/23	1,000	952,984
3.25%, 05/21/18	940	989,672
4.00%, 12/15/20	1,313	1,398,045
4.15%, 11/15/19	1,250	1,356,228
4.45%, 05/30/16	1,392	1,499,586
Kraft Foods Group Inc.
1.63%, 06/04/15	650	658,301
2.25%, 06/05/17	1,880	1,938,235
3.50%, 06/06/22	3,900	3,922,235
6.13%, 08/23/18	2,400	2,820,877

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

McCormick & Co. Inc.
3.90%, 07/15/21 (Call 04/15/21)	$1,200	$1,264,096
Mead Johnson Nutrition Co.
4.90%, 11/01/19	1,450	1,594,913
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)	1,000	1,000,447
4.13%, 02/09/16	2,744	2,916,195
5.38%, 02/10/20	3,159	3,603,215
6.13%, 02/01/18	1,569	1,815,471
6.13%, 08/23/18	2,338	2,722,930
6.50%, 08/11/17	1,848	2,150,473
Nabisco Inc.
7.55%, 06/15/15	280	304,927
Sara Lee Corp.
4.10%, 09/15/20	798	833,353
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	2,500	2,600,929
6.60%, 04/01/16	800	886,000

		70,187,018
GAS UTILITIES — 0.22%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	1,200	1,234,306
5.25%, 08/15/19	550	620,102
6.38%, 07/15/16[b]	425	472,419
Atmos Energy Corp.
6.35%, 06/15/17	150	169,248
8.50%, 03/15/19	168	216,455
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	2,023	2,204,068
6.13%, 11/01/17	200	229,963
6.15%, 05/01/16[b]	210	230,904
Consolidated Natural Gas Co. Series A
5.00%, 12/01/14	110	113,635
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	1,500	1,445,514

Security	Principal (000s)	Value

4.90%, 12/01/21 (Call 09/01/21)	$680	$723,400
8.75%, 05/01/19[b]	750	943,871
ONE Gas Inc.
2.07%, 02/01/19 (Call 01/01/19)[a]	300	301,929
3.61%, 02/01/24 (Call 11/01/23)[a]	425	430,211
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	1,005	970,217
5.20%, 06/15/15	1,270	1,346,506
Questar Corp.
2.75%, 02/01/16	200	203,925
Southern California Gas Co. Series HH
5.45%, 04/15/18	200	229,303
Southern Natural Gas Co. LLC
5.90%, 04/01/17[a]	325	361,917
Southwest Gas Corp.
3.88%, 04/01/22 (Call 01/01/22)	100	104,224

		12,552,117
HEALTH CARE EQUIPMENT & SUPPLIES — 1.02%
Abbott Laboratories
4.13%, 05/27/20	800	871,744
5.13%, 04/01/19	2,578	2,953,431
Baxter International Inc.
1.85%, 01/15/17	1,050	1,066,613
2.40%, 08/15/22	1,000	936,903
3.20%, 06/15/23 (Call 03/15/23)[b]	2,500	2,452,614
4.25%, 03/15/20	1,650	1,792,576
4.50%, 08/15/19	1,200	1,337,227
4.63%, 03/15/15	190	198,203
5.38%, 06/01/18	500	567,538
5.90%, 09/01/16	1,100	1,235,535
Becton, Dickinson and Co.
1.75%, 11/08/16	1,400	1,433,596
3.13%, 11/08/21	2,087	2,101,917
3.25%, 11/12/20	900	926,775
Boston Scientific Corp.
2.65%, 10/01/18	500	507,781

58	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

4.13%, 10/01/23 (Call 07/01/23)	$2,625	$2,674,991
6.00%, 01/15/20	2,062	2,399,947
6.40%, 06/15/16	1,500	1,673,580
CareFusion Corp.
6.38%, 08/01/19	1,205	1,391,256
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	1,000	952,103
4.20%, 06/15/20	4,050	4,352,956
6.00%, 10/15/17	1,061	1,215,881
CR Bard Inc.
1.38%, 01/15/18	1,250	1,230,670
2.88%, 01/15/16	1,250	1,306,340
4.40%, 01/15/21 (Call 10/15/20)	1,125	1,216,874
DENTSPLY International Inc.
2.75%, 08/15/16	140	145,392
4.13%, 08/15/21 (Call 05/15/21)	1,945	2,001,909
Edwards Lifesciences Corp.
2.88%, 10/15/18	1,250	1,262,679
Medtronic Inc.
1.38%, 04/01/18	1,940	1,923,567
2.63%, 03/15/16	2,600	2,704,675
2.75%, 04/01/23 (Call 01/01/23)	3,500	3,334,082
3.00%, 03/15/15	220	226,146
3.63%, 03/15/24 (Call 12/15/23)	550	557,956
4.13%, 03/15/21 (Call 12/15/20)	1,400	1,508,632
4.45%, 03/15/20	1,494	1,656,343
5.60%, 03/15/19	750	871,379
Series B
4.75%, 09/15/15	420	447,635
St. Jude Medical Inc.
2.50%, 01/15/16	250	257,387
Stryker Corp.
2.00%, 09/30/16	990	1,020,167
4.38%, 01/15/20	1,500	1,641,527

Security	Principal (000s)	Value

Zimmer Holdings Inc.
3.38%, 11/30/21 (Call 08/30/21)	$1,180	$1,181,179
4.63%, 11/30/19	350	392,362

		57,930,068
HEALTH CARE PROVIDERS & SERVICES — 1.65%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	2,650	2,642,672
1.75%, 05/15/17 (Call 04/15/17)	1,288	1,294,761
2.75%, 11/15/22 (Call 08/15/22)	1,650	1,556,621
3.95%, 09/01/20	1,157	1,233,446
4.13%, 06/01/21 (Call 03/01/21)[b]	1,700	1,818,858
6.00%, 06/15/16	838	931,466
AmerisourceBergen Corp.
3.50%, 11/15/21 (Call 08/15/21)	1,075	1,109,959
5.88%, 09/15/15	1,095	1,180,622
Cardinal Health Inc.
3.20%, 06/15/22	1,900	1,844,596
3.20%, 03/15/23	1,300	1,249,494
4.00%, 06/15/15	1,290	1,344,440
Cigna Corp.
2.75%, 11/15/16	1,150	1,197,163
4.00%, 02/15/22 (Call 11/15/21)	149	154,714
4.38%, 12/15/20 (Call 09/15/20)	1,100	1,189,874
4.50%, 03/15/21 (Call 12/15/20)	1,536	1,660,942
5.13%, 06/15/20	288	323,879
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	2,266	2,583,554
5.95%, 03/15/17	600	677,552
Dignity Health
3.13%, 11/01/22	1,050	967,969
Express Scripts Holding Co.
2.65%, 02/15/17	1,000	1,039,107
3.13%, 05/15/16	1,399	1,466,048

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

3.50%, 11/15/16	$2,700	$2,865,955
3.90%, 02/15/22	1,665	1,715,582
4.75%, 11/15/21	800	870,388
7.25%, 06/15/19	3,265	4,021,411
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	288	273,964
6.30%, 08/01/18[b]	200	233,961
6.45%, 06/01/16	340	379,868
7.20%, 06/15/18	3,100	3,718,263
Laboratory Corp. of America Holdings
2.20%, 08/23/17[b]	900	903,696
3.13%, 05/15/16	600	618,364
3.75%, 08/23/22 (Call 05/23/22)	2,500	2,498,359
4.63%, 11/15/20 (Call 08/15/20)	700	753,950
5.63%, 12/15/15	170	183,572
McKesson Corp.
0.95%, 12/04/15	1,250	1,252,078
1.40%, 03/15/18	1,000	979,883
2.70%, 12/15/22 (Call 09/15/22)	1,563	1,462,307
3.25%, 03/01/16	1,299	1,355,824
4.75%, 03/01/21 (Call 12/01/20)	750	822,022
5.70%, 03/01/17	567	624,709
7.50%, 02/15/19	1,385	1,697,890
Medco Health Solutions Inc.
2.75%, 09/15/15	1,050	1,082,161
4.13%, 09/15/20	500	530,423
7.13%, 03/15/18	1,338	1,597,611
Quest Diagnostics Inc.
4.70%, 04/01/21	1,800	1,904,343
4.75%, 01/30/20	150	162,686
5.45%, 11/01/15	1,470	1,574,167
6.40%, 07/01/17	480	547,812
UnitedHealth Group Inc.
0.85%, 10/15/15	2,350	2,361,200
1.40%, 10/15/17[b]	2,400	2,400,249
1.63%, 03/15/19	2,400	2,346,883
1.88%, 11/15/16	900	923,047

Security	Principal (000s)	Value

2.88%, 03/15/22 (Call 12/15/21)	$1,000	$975,748
3.38%, 11/15/21 (Call 08/15/21)	2,400	2,442,066
3.88%, 10/15/20 (Call 07/15/20)	100	106,776
4.70%, 02/15/21 (Call 11/15/20)	1,800	1,989,299
4.88%, 03/15/15	1,322	1,381,791
6.00%, 06/15/17	1,650	1,877,271
6.00%, 02/15/18	1,169	1,356,122
WellPoint Inc.
1.25%, 09/10/15	800	806,852
1.88%, 01/15/18[b]	2,430	2,430,433
2.30%, 07/15/18	500	504,988
3.13%, 05/15/22	1,396	1,343,454
3.30%, 01/15/23	1,000	961,902
3.70%, 08/15/21 (Call 05/15/21)	1,700	1,728,060
4.35%, 08/15/20	2,350	2,519,220
5.00%, 12/15/14	1,125	1,165,183
5.25%, 01/15/16	812	877,352
5.88%, 06/15/17	1,350	1,530,572

		94,127,454
HOTELS, RESTAURANTS & LEISURE — 0.65%
Carnival Corp.
1.88%, 12/15/17	1,900	1,879,222
Darden Restaurants Inc.
4.50%, 10/15/21	1,350	1,337,943
6.20%, 10/15/17[b]	215	243,359
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	940	890,211
3.88%, 08/15/16 (Call 07/15/16)[b]	170	179,562
5.38%, 08/15/21 (Call 05/15/21)	1,338	1,460,123
International Game Technology
5.50%, 06/15/20	500	546,245
7.50%, 06/15/19	1,465	1,725,458
Marriott International Inc.
3.00%, 03/01/19 (Call 12/01/18)	700	714,338

60	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

3.25%, 09/15/22 (Call 06/15/22)	$1,000	$962,346
3.38%, 10/15/20 (Call 07/15/20)[b]	1,000	1,016,368
5.81%, 11/10/15	230	248,490
6.20%, 06/15/16	200	220,807
McDonald’s Corp.
1.88%, 05/29/19	2,600	2,577,456
2.63%, 01/15/22	654	642,783
3.63%, 05/20/21	1,250	1,316,136
5.30%, 03/15/17	245	276,243
5.35%, 03/01/18	1,156	1,326,224
5.80%, 10/15/17	500	577,872
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	4,750	4,796,683
3.85%, 10/01/23 (Call 07/01/23)	650	669,041
6.25%, 08/15/17	1,150	1,341,868
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	1,650	1,564,935
6.75%, 05/15/18	1,150	1,344,406
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	1,650	1,644,393
2.95%, 03/01/17 (Call 02/01/17)	1,550	1,579,296
4.25%, 03/01/22 (Call 12/01/21)	800	794,126
5.63%, 03/01/21	305	334,812
6.00%, 12/01/16	14	15,549
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	625	634,730
3.88%, 11/01/20 (Call 08/01/20)	300	308,327
3.88%, 11/01/23 (Call 08/01/23)	1,500	1,495,780
4.25%, 09/15/15	100	105,101
5.30%, 09/15/19	1,275	1,425,681
6.25%, 04/15/16	200	221,123

Security	Principal (000s)	Value

6.25%, 03/15/18	$392	$452,374

		36,869,411
HOUSEHOLD DURABLES — 0.23%
MDC Holdings Inc.
5.38%, 12/15/14[b]	70	72,675
5.38%, 07/01/15	150	157,125
5.63%, 02/01/20	1,250	1,325,000
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	1,500	1,460,190
6.13%, 01/15/16	500	551,250
Newell Rubbermaid Inc.
2.00%, 06/15/15	850	861,902
2.05%, 12/01/17	1,000	1,002,616
4.00%, 06/15/22 (Call 03/15/22)	2,000	2,054,028
4.70%, 08/15/20	600	645,222
6.25%, 04/15/18	200	230,128
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	1,225	1,257,276
Whirlpool Corp.
3.70%, 03/01/23	1,500	1,496,620
4.85%, 06/15/21[b]	1,900	2,066,252

		13,180,284
HOUSEHOLD PRODUCTS — 0.61%
Church & Dwight Co. Inc.
2.88%, 10/01/22	1,000	951,864
3.35%, 12/15/15	150	154,731
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	1,000	962,743
3.55%, 11/01/15	200	209,276
3.80%, 11/15/21	810	831,233
5.00%, 01/15/15	820	851,260
5.95%, 10/15/17	1,120	1,281,539
Colgate-Palmolive Co.
1.30%, 01/15/17[b]	1,200	1,216,763
1.75%, 03/15/19	2,000	1,997,120
2.30%, 05/03/22	1,500	1,423,354
2.63%, 05/01/17	500	521,801
3.15%, 08/05/15[b]	1,340	1,391,149
5.20%, 11/07/16	750	829,299

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Energizer Holdings Inc.
4.70%, 05/19/21	$1,650	$1,716,472
4.70%, 05/24/22	500	515,119
Kimberly-Clark Corp.
2.40%, 03/01/22	720	684,055
3.63%, 08/01/20[b]	750	791,970
3.88%, 03/01/21	400	425,599
4.88%, 08/15/15	330	350,889
6.13%, 08/01/17	1,058	1,227,007
6.25%, 07/15/18	640	760,997
7.50%, 11/01/18	1,600	1,999,076
Procter & Gamble Co. (The)
1.45%, 08/15/16	3,013	3,069,071
1.60%, 11/15/18	2,250	2,252,014
1.80%, 11/15/15	2,709	2,768,522
2.30%, 02/06/22	1,500	1,440,790
3.50%, 02/15/15	1,430	1,474,266
4.70%, 02/15/19	2,223	2,528,443
4.85%, 12/15/15	210	225,369

		34,851,791
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.39%
Constellation Energy Group Inc.
4.55%, 06/15/15	1,213	1,264,887
5.15%, 12/01/20 (Call 09/01/20)	3,000	3,278,233
Exelon Generation Co. LLC
4.00%, 10/01/20 (Call 07/01/20)	2,250	2,263,803
5.20%, 10/01/19	1,200	1,325,666
6.20%, 10/01/17[b]	1,000	1,121,771
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)[b]	2,650	2,639,593
6.20%, 05/15/16	483	529,681
PSEG Power LLC
2.75%, 09/15/16	500	510,428
4.15%, 09/15/21 (Call 06/15/21)	750	779,198
4.30%, 11/15/23 (Call 08/15/23)[b]	3,000	3,082,190
5.13%, 04/15/20	868	963,258
5.50%, 12/01/15	1,510	1,617,863

Security	Principal (000s)	Value

Southern Power Co.
Series D
4.88%, 07/15/15	$1,270	$1,338,601
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)[b]	1,500	1,475,549

		22,190,721
INDUSTRIAL CONGLOMERATES — 0.61%
3M Co.
1.00%, 06/26/17	2,000	1,994,991
1.38%, 09/29/16	612	622,464
2.00%, 06/26/22	1,500	1,405,099
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	1,500	1,461,850
Danaher Corp.
2.30%, 06/23/16	100	103,768
3.90%, 06/23/21 (Call 03/23/21)	1,840	1,949,511
5.40%, 03/01/19	558	645,256
5.63%, 01/15/18	1,100	1,246,082
General Electric Co.
0.85%, 10/09/15	3,800	3,822,188
2.70%, 10/09/22	4,000	3,853,531
5.25%, 12/06/17	6,982	7,962,154
Ingersoll-Rand Global Holding Co. Ltd.
2.88%, 01/15/19[a]	500	507,623
4.25%, 06/15/23[a]	1,500	1,514,880
6.88%, 08/15/18	1,192	1,408,368
Koninklijke Philips NV
3.75%, 03/15/22	1,896	1,954,481
5.75%, 03/11/18	1,056	1,217,800
Parker Hannifin Corp.
3.50%, 09/15/22	1,000	1,010,329
Pentair Finance SA
2.65%, 12/01/19	1,268	1,235,514
3.15%, 09/15/22 (Call 06/15/22)	850	789,996

		34,705,885
INSURANCE — 2.88%
ACE INA Holdings Inc.
2.60%, 11/23/15	2,080	2,147,580

62	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

5.70%, 02/15/17	$1,500	$1,689,494
5.80%, 03/15/18	200	230,270
5.90%, 06/15/19	825	974,780
AEGON Funding Co. LLC
5.75%, 12/15/20	360	415,838
Aflac Inc.
2.65%, 02/15/17	1,750	1,829,866
3.45%, 08/15/15[b]	1,050	1,093,232
4.00%, 02/15/22[b]	200	207,880
8.50%, 05/15/19	800	1,035,601
Alleghany Corp.
5.63%, 09/15/20	650	726,473
Allied World Assurance Co. Ltd.
5.50%, 11/15/20[b]	575	643,537
Allstate Corp. (The)
5.75%, 08/15/53 (Call 08/15/23)[d]	2,000	2,080,000
7.45%, 05/16/19[b]	1,873	2,355,362
American International Group Inc.
3.38%, 08/15/20	5,000	5,141,838
3.80%, 03/22/17	2,198	2,360,376
4.88%, 09/15/16	2,747	3,005,604
4.88%, 06/01/22	4,431	4,837,630
5.05%, 10/01/15	1,536	1,637,124
5.45%, 05/18/17	177	198,693
5.60%, 10/18/16	1,140	1,267,777
5.85%, 01/16/18	3,130	3,597,282
6.40%, 12/15/20	2,094	2,494,229
8.25%, 08/15/18	5,925	7,426,897
Aon PLC
3.13%, 05/27/16	350	364,564
3.50%, 09/30/15	750	781,081
5.00%, 09/30/20	2,000	2,232,155
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20[b]	650	745,707
Assurant Inc.
4.00%, 03/15/23	1,000	980,670
Axis Specialty Finance LLC
5.88%, 06/01/20	1,500	1,703,750
Berkshire Hathaway Finance Corp.
2.45%, 12/15/15	1,000	1,033,692
3.00%, 05/15/22	1,500	1,482,761
4.25%, 01/15/21[b]	1,108	1,207,071
5.40%, 05/15/18[b]	1,428	1,645,301

Security	Principal (000s)	Value

Berkshire Hathaway Inc.
0.80%, 02/11/16	$2,500	$2,511,856
1.90%, 01/31/17	2,385	2,448,087
2.20%, 08/15/16	1,582	1,637,533
3.00%, 02/11/23	5,000	4,880,897
3.40%, 01/31/22	750	767,805
Chubb Corp. (The)
5.75%, 05/15/18	1,300	1,501,909
6.38%, 03/29/67 (Call 04/15/17)[d]	1,500	1,665,000
CNA Financial Corp.
5.75%, 08/15/21	740	853,152
5.88%, 08/15/20	1,400	1,626,585
6.50%, 08/15/16	210	236,554
7.35%, 11/15/19	105	130,087
Fidelity National Financial Inc.
5.50%, 09/01/22	1,000	1,054,835
Genworth Holdings Inc.
6.52%, 05/22/18[b]	1,143	1,326,363
7.20%, 02/15/21[b]	1,650	1,972,252
7.63%, 09/24/21[b]	1,450	1,773,164
7.70%, 06/15/20	250	306,575
8.63%, 12/15/16[b]	500	592,327
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	800	891,758
Hartford Financial Services Group Inc.
4.00%, 10/15/17[b]	2,400	2,586,332
6.00%, 01/15/19	1,600	1,856,126
6.30%, 03/15/18	1,737	2,018,805
HCC Insurance Holdings Inc.
6.30%, 11/15/19	130	150,563
Kemper Corp.
6.00%, 11/30/15	1,000	1,067,338
6.00%, 05/15/17	350	386,051
Lincoln National Corp.
4.20%, 03/15/22	1,688	1,762,963
4.85%, 06/24/21	1,150	1,256,367
6.25%, 02/15/20	550	643,873
7.00%, 05/17/66 (Call 05/17/16)[d]	1,000	1,022,500
8.75%, 07/01/19	830	1,073,512

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	$2,000	$1,832,066
5.25%, 03/15/16	260	281,670
Manulife Financial Corp.
3.40%, 09/17/15	1,000	1,038,971
4.90%, 09/17/20[b]	1,000	1,084,892
Markel Corp.
5.35%, 06/01/21	1,800	1,986,078
Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	575	623,283
5.75%, 09/15/15	1,013	1,088,740
9.25%, 04/15/19	500	651,757
MetLife Inc.
1.76%, 12/15/17	1,000	1,009,628
3.05%, 12/15/22	360	347,881
4.75%, 02/08/21	1,801	2,001,810
5.00%, 06/15/15	743	784,861
6.75%, 06/01/16	1,441	1,626,438
7.72%, 02/15/19	1,382	1,731,450
Series A
6.82%, 08/15/18	4,400	5,301,230
PartnerRe Finance B LLC
5.50%, 06/01/20	800	894,312
Principal Financial Group Inc.
3.30%, 09/15/22	1,550	1,503,870
8.88%, 05/15/19	500	645,027
Progressive Corp. (The)
3.75%, 08/23/21	975	1,019,677
6.70%, 06/15/67 (Call 06/15/17)[d]	1,000	1,100,000
Protective Life Corp.
7.38%, 10/15/19	700	851,665
Prudential Financial Inc.
3.00%, 05/12/16	750	781,604
4.50%, 11/16/21[b]	1,250	1,359,313
5.38%, 06/21/20	300	343,610
5.50%, 03/15/16	170	185,023
5.63%, 06/15/43 (Call 06/15/23)[d]	2,000	2,050,000
5.88%, 09/15/42 (Call 09/15/22)[d]	2,300	2,392,000

Security	Principal (000s)	Value

6.20%, 01/15/15	$50	$52,457
7.38%, 06/15/19	1,243	1,545,577
8.88%, 06/15/38 (Call 06/15/18)[d]	1,000	1,212,500
Series C
4.75%, 06/13/15	270	283,571
Series D
3.88%, 01/14/15	1,540	1,584,460
4.75%, 09/17/15	1,577	1,672,307
6.00%, 12/01/17	2,191	2,538,128
Reinsurance Group of America Inc.
5.00%, 06/01/21	1,595	1,724,689
6.45%, 11/15/19	1,200	1,385,601
RenRe North America Holdings Inc.
5.75%, 03/15/20[b]	125	139,900
StanCorp Financial Group Inc.
5.00%, 08/15/22	950	979,056
Torchmark Corp.
3.80%, 09/15/22	1,000	984,950
6.38%, 06/15/16	350	385,700
9.25%, 06/15/19	325	419,212
Transatlantic Holdings Inc.
5.75%, 12/14/15	1,580	1,709,432
Travelers Companies Inc. (The)
3.90%, 11/01/20	1,500	1,600,608
5.50%, 12/01/15	320	347,227
5.75%, 12/15/17	530	612,080
5.80%, 05/15/18	1,837	2,121,982
6.25%, 06/20/16	500	560,157
Trinity Acquisition PLC
4.63%, 08/15/23	2,000	2,040,718
Unum Group
5.63%, 09/15/20	600	670,590
7.13%, 09/30/16	650	742,120
Willis Group Holdings PLC
5.75%, 03/15/21	400	442,317
WR Berkley Corp.
4.63%, 03/15/22	1,200	1,258,705
5.38%, 09/15/20[b]	300	332,803
7.38%, 09/15/19	1,250	1,510,128
XLIT Ltd.
2.30%, 12/15/18	150	150,064

64	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

5.25%, 09/15/14	$1,230	$1,259,896

		164,359,075
INTERNET & CATALOG RETAIL — 0.16%
Amazon.com Inc.
0.65%, 11/27/15	1,500	1,502,476
1.20%, 11/29/17	1,500	1,486,539
2.50%, 11/29/22 (Call 08/29/22)	1,500	1,392,134
Expedia Inc.
5.95%, 08/15/20[b]	1,400	1,554,000
7.46%, 08/15/18	770	904,750
QVC Inc.
5.13%, 07/02/22	2,000	2,035,880

		8,875,779
INTERNET SOFTWARE & SERVICES — 0.33%
Baidu Inc.
2.25%, 11/28/17	5,050	5,067,907
3.50%, 11/28/22	2,000	1,896,992
eBay Inc.
1.35%, 07/15/17	978	980,992
1.63%, 10/15/15	1,000	1,017,753
2.60%, 07/15/22 (Call 04/15/22)[b]	2,372	2,233,087
3.25%, 10/15/20 (Call 07/15/20)	700	722,818
Google Inc.
2.13%, 05/19/16	5,307	5,496,327
3.38%, 02/25/24	1,100	1,106,992
3.63%, 05/19/21	561	597,849

		19,120,717
IT SERVICES — 0.92%
Computer Sciences Corp.
2.50%, 09/15/15	950	971,053
4.45%, 09/15/22	1,200	1,207,636
6.50%, 03/15/18	810	942,530
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	500	470,795
5.00%, 03/15/22 (Call 03/15/17)	3,700	3,794,899

Security	Principal (000s)	Value

Fiserv Inc.
3.13%, 06/15/16	$1,200	$1,249,094
3.50%, 10/01/22 (Call 07/01/22)	1,000	968,925
4.63%, 10/01/20	1,000	1,065,025
4.75%, 06/15/21	850	903,186
6.80%, 11/20/17	1,250	1,450,482
International Business Machines Corp.
0.55%, 02/06/15	250	250,570
0.75%, 05/11/15	2,500	2,511,776
1.25%, 02/06/17	3,708	3,742,550
1.25%, 02/08/18	2,200	2,181,552
1.63%, 05/15/20	2,400	2,286,630
1.88%, 08/01/22	2,500	2,240,076
1.95%, 07/22/16	1,875	1,930,287
2.00%, 01/05/16	1,992	2,039,203
2.90%, 11/01/21[b]	4,400	4,346,263
3.63%, 02/12/24	1,750	1,769,729
5.70%, 09/14/17	2,150	2,465,696
7.63%, 10/15/18	2,179	2,724,066
8.38%, 11/01/19	3,302	4,359,824
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)	1,850	1,882,369
Western Union Co. (The)
2.38%, 12/10/15	1,700	1,739,362
3.65%, 08/22/18	1,250	1,287,483
5.93%, 10/01/16	1,400	1,554,505

		52,335,566
LEISURE EQUIPMENT & PRODUCTS — 0.03%
Mattel Inc.
1.70%, 03/15/18[b]	1,000	988,413
2.50%, 11/01/16	400	413,023
4.35%, 10/01/20	500	532,655

		1,934,091
LIFE SCIENCES TOOLS & SERVICES — 0.42%
Agilent Technologies Inc.
5.00%, 07/15/20[b]	700	767,016
5.50%, 09/14/15	1,750	1,873,518
6.50%, 11/01/17	1,600	1,855,928
Life Technologies Corp.
4.40%, 03/01/15	1,230	1,272,079

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

5.00%, 01/15/21 (Call 10/15/20)	$650	$718,930
6.00%, 03/01/20	1,121	1,303,075
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	1,000	1,050,761
Thermo Fisher Scientific Inc.
1.85%, 01/15/18[b]	2,000	2,003,710
2.25%, 08/15/16	888	913,448
2.40%, 02/01/19	5,075	5,091,206
3.20%, 03/01/16	1,735	1,815,530
3.60%, 08/15/21 (Call 05/15/21)	1,554	1,587,744
4.15%, 02/01/24 (Call 11/01/23)	2,000	2,054,442
4.50%, 03/01/21	1,353	1,461,673
5.00%, 06/01/15[b]	220	231,454

		24,000,514
MACHINERY — 0.59%
Caterpillar Inc.
0.95%, 06/26/15	1,750	1,762,087
1.50%, 06/26/17	5,000	5,044,254
2.60%, 06/26/22 (Call 03/26/22)[b]	1,500	1,433,653
3.90%, 05/27/21	1,173	1,244,355
5.70%, 08/15/16	904	1,004,831
7.90%, 12/15/18	3,374	4,259,221
Crane Co.
4.45%, 12/15/23 (Call 09/15/23)	500	513,703
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	1,152	1,109,445
4.38%, 10/16/19	2,053	2,285,696
Dover Corp.
4.30%, 03/01/21 (Call 12/01/20)	650	702,972
4.88%, 10/15/15	180	192,541
5.45%, 03/15/18	100	114,409
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	1,000	979,022

Security	Principal (000s)	Value

IDEX Corp.
4.20%, 12/15/21 (Call 09/15/21)	$250	$257,331
Illinois Tool Works Inc.
1.95%, 03/01/19	500	500,711
3.38%, 09/15/21 (Call 06/15/21)	955	980,847
3.50%, 03/01/24 (Call 12/01/23)	2,400	2,404,040
6.25%, 04/01/19	500	589,233
Ingersoll-Rand PLC
4.75%, 05/15/15	110	114,991
Joy Global Inc.
5.13%, 10/15/21[b]	1,500	1,603,789
Kennametal Inc.
3.88%, 02/15/22 (Call 11/15/21)	442	444,802
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	900	966,501
Snap-On Inc.
4.25%, 01/15/18	450	485,095
6.13%, 09/01/21	125	145,498
Stanley Black & Decker Inc.
2.90%, 11/01/22	1,500	1,439,732
3.40%, 12/01/21 (Call 09/01/21)	758	766,027
Xylem Inc.
3.55%, 09/20/16	490	516,776
4.88%, 10/01/21	1,700	1,824,042

		33,685,604
MEDIA — 2.84%
21st Century Fox America Inc.
3.00%, 09/15/22	2,000	1,925,328
4.00%, 10/01/23	1,000	1,016,742
4.50%, 02/15/21	1,363	1,483,358
5.30%, 12/15/14	1,673	1,738,125
5.65%, 08/15/20	200	230,386
6.90%, 03/01/19	1,300	1,574,770
8.25%, 08/10/18	100	124,792
CBS Corp.
1.95%, 07/01/17	900	910,854
3.38%, 03/01/22 (Call 12/01/21)	1,600	1,571,924

66	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

4.63%, 05/15/18	$170	$186,181
5.75%, 04/15/20	1,100	1,252,168
8.88%, 05/15/19	500	645,308
Comcast Cable Communications LLC
8.88%, 05/01/17	4,530	5,586,762
Comcast Corp.
3.13%, 07/15/22	7,500	7,372,280
3.60%, 03/01/24	850	860,002
4.95%, 06/15/16	1,070	1,164,767
5.15%, 03/01/20	2,092	2,377,882
5.70%, 05/15/18	1,425	1,649,084
5.70%, 07/01/19	3,000	3,491,096
5.85%, 11/15/15	1,806	1,963,897
5.90%, 03/15/16	2,267	2,499,644
6.30%, 11/15/17	1,798	2,109,539
6.50%, 01/15/17	1,363	1,568,129
COX Communications Inc.
5.50%, 10/01/15	610	651,764
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18	2,250	2,234,943
2.40%, 03/15/17	2,162	2,221,086
3.50%, 03/01/16	2,476	2,596,533
3.55%, 03/15/15	1,220	1,256,513
3.80%, 03/15/22	2,162	2,134,001
4.60%, 02/15/21 (Call 11/15/20)	2,628	2,757,882
5.00%, 03/01/21	3,689	3,980,089
5.20%, 03/15/20	850	935,805
5.88%, 10/01/19	1,788	2,043,491
Discovery Communications LLC
3.30%, 05/15/22	3,500	3,423,484
3.70%, 06/01/15	1,130	1,171,900
4.38%, 06/15/21	1,500	1,592,685
5.05%, 06/01/20	927	1,032,292
5.63%, 08/15/19	1,050	1,202,522
Graham Holdings Co.
7.25%, 02/01/19	100	117,838
Historic TW Inc.
6.88%, 06/15/18	1,880	2,250,540
7.25%, 10/15/17	400	475,840

Security	Principal (000s)	Value

Interpublic Group of Companies Inc. (The)
2.25%, 11/15/17	$1,500	$1,517,232
4.00%, 03/15/22	595	594,598
NBCUniversal Media LLC
2.88%, 04/01/16	1,397	1,455,749
3.65%, 04/30/15	3,500	3,625,503
5.15%, 04/30/20	3,276	3,740,815
Omnicom Group Inc.
3.63%, 05/01/22	2,492	2,480,628
4.45%, 08/15/20	1,165	1,262,747
5.90%, 04/15/16	1,373	1,511,019
6.25%, 07/15/19	1,000	1,171,473
Reed Elsevier Capital Inc.
8.63%, 01/15/19	1,400	1,780,655
Reed Elsevier NV
3.13%, 10/15/22 (Call 07/15/22)	84	80,702
Scripps Networks Interactive Inc.
2.70%, 12/15/16	1,000	1,042,569
Thomson Reuters Corp.
3.95%, 09/30/21 (Call 06/30/21)	1,000	1,019,173
4.30%, 11/23/23 (Call 08/23/23)[b]	1,000	1,027,454
4.70%, 10/15/19	1,300	1,424,793
6.50%, 07/15/18	982	1,150,807
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)[b]	6,163	6,395,149
4.13%, 02/15/21 (Call 11/15/20)	1,400	1,463,879
5.00%, 02/01/20	3,587	3,969,095
5.85%, 05/01/17	3,444	3,896,751
6.75%, 07/01/18	1,301	1,533,131
8.25%, 04/01/19	2,148	2,700,171
8.75%, 02/14/19	2,746	3,486,459
Time Warner Inc.
3.40%, 06/15/22	4,000	3,968,533
4.00%, 01/15/22	750	775,078
4.70%, 01/15/21	2,227	2,415,844
4.75%, 03/29/21	1,480	1,613,489
4.88%, 03/15/20	1,145	1,272,787
5.88%, 11/15/16	1,359	1,525,111

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Viacom Inc.
1.25%, 02/27/15	$1,900	$1,911,136
2.50%, 12/15/16	1,150	1,192,338
3.50%, 04/01/17	1,150	1,226,325
3.88%, 12/15/21	1,250	1,289,442
4.25%, 09/15/15	1,100	1,159,065
4.50%, 03/01/21	1,650	1,771,822
5.63%, 09/15/19[b]	600	688,390
6.13%, 10/05/17	160	184,359
6.25%, 04/30/16	2,097	2,335,678
Walt Disney Co. (The)
1.10%, 12/01/17	1,130	1,123,109
1.13%, 02/15/17	1,847	1,857,101
1.35%, 08/16/16	2,006	2,039,971
2.35%, 12/01/22[b]	3,450	3,230,250
2.55%, 02/15/22	200	194,228
2.75%, 08/16/21	500	500,342
3.75%, 06/01/21	1,750	1,848,957
5.50%, 03/15/19	1,600	1,859,641
5.63%, 09/15/16	93	104,094
Series B
5.88%, 12/15/17	100	116,109
WPP Finance 2010
3.63%, 09/07/22	1,900	1,869,238

		161,785,215
METALS & MINING — 2.02%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)[b]	2,932	3,088,329
5.55%, 02/01/17	1,173	1,280,378
5.72%, 02/23/19	1,386	1,513,525
6.15%, 08/15/20	1,191	1,311,212
6.75%, 07/15/18	2,079	2,372,339
Allegheny Technologies Inc.
9.38%, 06/01/19	550	672,916
Barrick Gold Corp.
3.85%, 04/01/22[b]	1,675	1,602,981
4.10%, 05/01/23	1,800	1,721,550
6.95%, 04/01/19	1,246	1,477,050
Barrick North America Finance LLC
4.40%, 05/30/21	1,303	1,318,275
6.80%, 09/15/18	2,400	2,813,183

Security	Principal (000s)	Value

Barrick PD Australia Finance Pty Ltd.
4.95%, 01/15/20	$3,500	$3,708,026
BHP Billiton Finance (USA) Ltd.
1.13%, 11/21/14	190	191,218
1.63%, 02/24/17	5,096	5,185,236
1.88%, 11/21/16	1,527	1,568,839
2.05%, 09/30/18	675	683,277
2.88%, 02/24/22	1,295	1,273,660
3.25%, 11/21/21	2,382	2,421,108
3.85%, 09/30/23	1,000	1,025,004
6.50%, 04/01/19	3,485	4,213,102
7.25%, 03/01/16	670	756,944
Cliffs Natural Resources Inc.
3.95%, 01/15/18[b]	1,150	1,166,885
4.80%, 10/01/20[b]	1,960	1,912,419
5.90%, 03/15/20[b]	350	362,733
Freeport-McMoRan Copper & Gold Inc.
2.15%, 03/01/17	850	864,219
2.38%, 03/15/18	600	605,426
3.10%, 03/15/20	1,000	986,965
3.55%, 03/01/22 (Call 12/01/21)[b]	1,862	1,792,787
3.88%, 03/15/23 (Call 12/15/22)	9,400	9,089,778
Glencore Canada Corp.
5.38%, 06/01/15	760	798,704
6.00%, 10/15/15[b]	670	720,325
Goldcorp Inc.
2.13%, 03/15/18	1,350	1,344,032
3.70%, 03/15/23 (Call 12/15/22)	1,300	1,233,675
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)[b]	240	236,995
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	1,247	1,135,255
5.13%, 10/01/19	2,058	2,195,025
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	1,500	1,510,362

68	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

5.75%, 12/01/17	$550	$631,075
5.85%, 06/01/18	1,200	1,382,535
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	350	348,235
6.20%, 11/15/16	290	319,455
Rio Tinto Alcan Inc.
5.00%, 06/01/15	210	220,934
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	1,200	1,222,866
2.25%, 09/20/16	1,913	1,973,391
2.50%, 05/20/16	1,500	1,554,480
3.50%, 11/02/20	1,448	1,496,746
3.75%, 09/20/21	2,032	2,094,073
4.13%, 05/20/21	1,210	1,280,015
6.50%, 07/15/18	4,278	5,081,961
9.00%, 05/01/19	1,569	2,056,782
Rio Tinto Finance (USA) PLC
1.13%, 03/20/15	2,400	2,411,856
1.63%, 08/21/17 (Call 07/21/17)	1,500	1,509,799
2.25%, 12/14/18 (Call 11/14/18)	3,300	3,330,906
2.88%, 08/21/22 (Call 05/21/22)[b]	2,000	1,899,175
Southern Copper Corp.
3.50%, 11/08/22[b]	2,550	2,442,416
Teck Resources Ltd.
2.50%, 02/01/18	1,400	1,416,193
3.00%, 03/01/19[b]	650	660,894
3.15%, 01/15/17	500	522,715
3.85%, 08/15/17	600	640,466
4.75%, 01/15/22 (Call 10/15/21)[b]	2,250	2,335,996
5.38%, 10/01/15	1,000	1,068,474
Vale Canada Ltd.
5.70%, 10/15/15	70	74,571
Vale Overseas Ltd.
4.38%, 01/11/22[b]	3,000	2,987,093
4.63%, 09/15/20[b]	3,000	3,143,839
5.63%, 09/15/19[b]	900	1,000,791
6.25%, 01/11/16	2,190	2,375,759
6.25%, 01/23/17[b]	1,322	1,474,190

		115,111,418

Security	Principal (000s)	Value

MULTI-UTILITIES — 0.84%
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	$1,100	$1,066,564
6.13%, 11/15/17	1,150	1,318,266
Avista Corp.
5.13%, 04/01/22	985	1,110,881
CenterPoint Energy Inc.
5.95%, 02/01/17	200	222,711
CMS Energy Corp.
3.88%, 03/01/24 (Call 12/01/23)	625	633,403
Consolidated Edison Co. of New York Inc.
5.50%, 09/15/16	1,200	1,314,578
5.85%, 04/01/18	700	809,323
7.13%, 12/01/18	2,374	2,910,517
Series 05-C
5.38%, 12/15/15	1,320	1,419,313
Series 06-D
5.30%, 12/01/16	140	155,703
Consumers Energy Co.
3.38%, 08/15/23 (Call 05/15/23)	925	928,312
5.15%, 02/15/17	1,230	1,370,394
5.65%, 09/15/18	250	290,346
5.65%, 04/15/20	280	328,557
6.13%, 03/15/19	750	894,014
6.70%, 09/15/19	1,375	1,687,132
Series P
5.50%, 08/15/16	190	209,542
Dominion Resources Inc.
1.95%, 08/15/16	1,100	1,118,443
2.25%, 09/01/15	4,000	4,079,408
4.45%, 03/15/21	1,650	1,778,003
5.20%, 08/15/19	210	237,716
6.40%, 06/15/18	750	880,908
8.88%, 01/15/19	1,450	1,858,423
Series A
5.60%, 11/15/16	180	199,976
Series B
2.75%, 09/15/22 (Call 06/15/22)[b]	240	225,797

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Series C
5.15%, 07/15/15	$1,318	$1,394,872
DTE Energy Co.
3.85%, 12/01/23 (Call 09/01/23)	1,000	1,019,163
6.35%, 06/01/16	210	233,165
Integrys Energy Group Inc.
4.17%, 11/01/20	500	525,212
National Grid PLC
6.30%, 08/01/16	1,184	1,327,260
Northeast Utilities
4.50%, 11/15/19	1,175	1,284,802
PG&E Corp.
2.40%, 03/01/19 (Call 02/01/19)	1,275	1,283,270
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	1,460	1,354,638
3.50%, 08/15/20	275	288,118
San Diego Gas & Electric Co.
3.00%, 08/15/21	1,100	1,117,693
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	300	301,676
4.75%, 05/15/21 (Call 02/15/21)	1,750	1,829,020
Sempra Energy
6.15%, 06/15/18	1,634	1,907,660
9.80%, 02/15/19	3,350	4,446,242
TECO Finance Inc.
4.00%, 03/15/16	345	362,009
5.15%, 03/15/20	1,870	2,097,124

		47,820,154
MULTILINE RETAIL — 0.39%
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	1,300	1,215,651
Family Dollar Stores Inc.
5.00%, 02/01/21	140	147,003
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[b]	3,688	3,780,912
6.25%, 12/15/17	950	1,094,071

Security	Principal (000s)	Value

Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)	$2,860	$2,919,737
5.90%, 12/01/16	1,373	1,542,866
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	1,000	1,050,958
4.75%, 05/01/20	500	556,649
6.25%, 01/15/18	1,240	1,433,886
Target Corp.
2.90%, 01/15/22	2,262	2,216,648
3.88%, 07/15/20	1,127	1,199,263
5.38%, 05/01/17	1,968	2,222,067
5.88%, 07/15/16	92	103,055
6.00%, 01/15/18	2,374	2,755,903

		22,238,669
OFFICE ELECTRONICS — 0.24%
Pitney Bowes Inc.
4.75%, 01/15/16[b]	410	434,860
4.75%, 05/15/18[b]	2,750	2,968,056
5.75%, 09/15/17[b]	1,087	1,210,731
Xerox Corp.
2.95%, 03/15/17	500	522,719
4.50%, 05/15/21	1,937	2,026,681
5.63%, 12/15/19	900	1,025,673
6.35%, 05/15/18	2,726	3,174,365
6.40%, 03/15/16	1,800	1,991,642
6.75%, 02/01/17	200	226,556

		13,581,283
OIL, GAS & CONSUMABLE FUELS — 6.03%
Anadarko Petroleum Corp.
5.95%, 09/15/16	1,802	2,014,223
6.38%, 09/15/17	1,592	1,840,798
6.95%, 06/15/19[b]	1,750	2,105,573
8.70%, 03/15/19	2,219	2,837,460
Apache Corp.
1.75%, 04/15/17	1,100	1,117,567
3.25%, 04/15/22 (Call 01/15/22)	1,862	1,877,525
3.63%, 02/01/21 (Call 11/01/20)[b]	2,700	2,833,005
5.63%, 01/15/17	855	955,643

70	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Boardwalk Pipelines Partners LP
5.50%, 02/01/17	$110	$118,944
5.75%, 09/15/19[b]	3,450	3,793,973
British Transco Finance Inc.
6.63%, 06/01/18[b]	130	151,831
Buckeye Partners LP
4.88%, 02/01/21 (Call 11/01/20)	900	935,565
5.50%, 08/15/19	500	553,449
6.05%, 01/15/18	1,250	1,408,331
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)[b]	1,750	1,764,939
4.90%, 12/01/14	70	72,294
5.70%, 05/15/17	1,222	1,385,017
5.90%, 02/01/18	350	401,312
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	1,000	954,491
3.80%, 09/15/23 (Call 06/15/23)	1,000	997,628
5.70%, 10/15/19	1,173	1,352,738
Chevron Corp.
0.89%, 06/24/16	2,350	2,362,635
1.10%, 12/05/17 (Call 11/05/17)	2,000	1,990,982
1.72%, 06/24/18 (Call 05/24/18)[b]	4,050	4,072,774
2.36%, 12/05/22 (Call 09/05/22)	5,000	4,694,057
3.19%, 06/24/23 (Call 03/24/23)	2,000	1,987,389
4.95%, 03/03/19	3,226	3,688,727
ConocoPhillips
5.20%, 05/15/18	1,050	1,194,859
5.75%, 02/01/19	1,500	1,763,664
6.00%, 01/15/20	387	461,937
6.65%, 07/15/18	1,240	1,490,006
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	6,100	6,046,699
2.40%, 12/15/22 (Call 09/15/22)	3,500	3,302,418

Security	Principal (000s)	Value

Continental Resources Inc.
4.50%, 04/15/23 (Call 01/15/23)	$6,000	$6,213,266
DCP Midstream Operating LP
3.25%, 10/01/15	480	491,536
3.88%, 03/15/23 (Call 12/15/22)[b]	2,000	1,938,365
4.95%, 04/01/22 (Call 01/01/22)	500	527,903
Devon Energy Corp.
1.20%, 12/15/16	11,600	11,646,252
2.40%, 07/15/16 (Call 06/15/16)	750	774,488
3.25%, 05/15/22 (Call 02/15/22)[b]	531	523,460
6.30%, 01/15/19	1,250	1,467,202
El Paso Natural Gas Co.
5.95%, 04/15/17	350	394,162
El Paso Pipeline Partners Operating Co. LLC
5.00%, 10/01/21 (Call 07/01/21)[b]	2,000	2,124,789
Enbridge Energy Partners LP
5.20%, 03/15/20	2,695	2,967,052
9.88%, 03/01/19	2,235	2,932,586
Enbridge Inc.
4.90%, 03/01/15	120	125,193
5.60%, 04/01/17[b]	1,325	1,486,923
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[b]	3,100	3,186,945
6.50%, 05/15/19	45	53,274
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	500	475,728
4.15%, 10/01/20 (Call 08/01/20)	1,675	1,733,199
4.65%, 06/01/21 (Call 03/01/21)	1,787	1,875,123
5.20%, 02/01/22 (Call 11/01/21)	1,866	2,007,554
5.95%, 02/01/15	1,140	1,194,536
6.13%, 02/15/17	230	257,186

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

6.70%, 07/01/18[b]	$1,350	$1,568,170
9.00%, 04/15/19	840	1,067,532
9.70%, 03/15/19	665	865,027
Enterprise Products Operating LLC
1.25%, 08/13/15	1,550	1,563,299
3.20%, 02/01/16	405	423,019
3.35%, 03/15/23 (Call 12/15/22)	7,300	7,110,784
4.05%, 02/15/22	1,400	1,461,983
5.20%, 09/01/20	168	189,786
5.25%, 01/31/20[b]	600	676,455
6.50%, 01/31/19[b]	1,450	1,732,146
6.65%, 04/15/18	800	948,563
Series L
6.30%, 09/15/17	912	1,057,978
EOG Resources Inc.
2.50%, 02/01/16	500	517,061
2.63%, 03/15/23 (Call 12/15/22)	288	272,052
2.95%, 06/01/15	1,900	1,959,027
4.10%, 02/01/21	1,229	1,329,637
4.40%, 06/01/20	1,200	1,310,063
5.63%, 06/01/19	1,396	1,617,525
5.88%, 09/15/17[b]	453	519,757
6.88%, 10/01/18	400	478,394
EQT Corp.
4.88%, 11/15/21	1,350	1,407,598
6.50%, 04/01/18	900	1,018,704
8.13%, 06/01/19	850	1,037,434
Hess Corp.
8.13%, 02/15/19	1,526	1,912,385
Husky Energy Inc.
6.15%, 06/15/19	150	173,816
7.25%, 12/15/19	1,983	2,440,719
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	1,000	950,974
3.50%, 03/01/16	1,150	1,203,879
3.50%, 03/01/21 (Call 01/01/21)	1,375	1,379,833
3.95%, 09/01/22 (Call 06/01/22)	500	499,679
4.15%, 03/01/22[b]	900	915,354

Security	Principal (000s)	Value

5.30%, 09/15/20	$3,500	$3,891,245
5.63%, 02/15/15	75	78,545
5.80%, 03/01/21	150	170,163
5.95%, 02/15/18	1,405	1,608,702
6.00%, 02/01/17	1,000	1,125,585
6.85%, 02/15/20	3,115	3,712,129
9.00%, 02/01/19	1,600	2,048,395
Magellan Midstream Partners LP
4.25%, 02/01/21	1,170	1,256,198
5.65%, 10/15/16	220	244,925
6.55%, 07/15/19	2,025	2,419,076
Marathon Oil Corp.
0.90%, 11/01/15	3,950	3,965,392
5.90%, 03/15/18	874	1,005,984
6.00%, 10/01/17	667	766,865
Marathon Petroleum Corp.
3.50%, 03/01/16	1,590	1,668,373
5.13%, 03/01/21	1,461	1,625,508
Murphy Oil Corp.
2.50%, 12/01/17	850	867,529
3.70%, 12/01/22 (Call 09/01/22)	1,360	1,300,019
4.00%, 06/01/22 (Call 03/01/22)[b]	1,000	982,041
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	2,848	2,990,968
8.25%, 03/01/19	828	1,038,507
Northern Border Pipeline Co. Series A
7.50%, 09/15/21	90	104,232
Northwest Pipeline LLC
6.05%, 06/15/18[b]	215	249,075
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	2,000	1,990,076
1.75%, 02/15/17	1,100	1,120,834
2.50%, 02/01/16	400	414,193
2.70%, 02/15/23 (Call 11/15/22)[b]	5,000	4,731,790
3.13%, 02/15/22 (Call 11/15/21)	654	652,468

72	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Series 1
4.10%, 02/01/21 (Call 11/01/20)	$1,390	$1,504,513
ONEOK Partners LP
2.00%, 10/01/17 (Call 07/01/17)	1,000	1,008,813
3.25%, 02/01/16 (Call 01/01/16)	1,100	1,145,783
3.38%, 10/01/22 (Call 07/01/22)	1,500	1,447,273
6.15%, 10/01/16	425	477,141
8.63%, 03/01/19	1,120	1,417,046
Panhandle Eastern Pipe Line Co. LP
6.20%, 11/01/17	300	342,302
Petro-Canada
6.05%, 05/15/18	1,650	1,915,304
Petrohawk Energy Corp.
6.25%, 06/01/19 (Call 06/01/15)	900	983,250
7.25%, 08/15/18 (Call 08/15/14)	3,862	4,103,375
Phillips 66
1.95%, 03/05/15	3,400	3,447,776
2.95%, 05/01/17	1,200	1,260,191
4.30%, 04/01/22	2,244	2,367,816
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	1,050	1,074,961
5.88%, 07/15/16	175	193,621
6.65%, 03/15/17	2,000	2,293,463
7.50%, 01/15/20	1,100	1,358,635
Plains All American Pipeline LP/PAA Finance Corp.
5.00%, 02/01/21 (Call 11/01/20)	3,975	4,424,329
5.75%, 01/15/20	1,240	1,441,139
6.50%, 05/01/18	200	235,626
8.75%, 05/01/19	2,150	2,780,454
Plains Exploration & Production Co.
6.50%, 11/15/20 (Call 11/15/15)	2,500	2,759,375
6.88%, 02/15/23 (Call 02/15/18)	3,000	3,345,000

Security	Principal (000s)	Value

Questar Pipeline Co.
5.83%, 02/01/18	$1,000	$1,146,842
Sasol Financing International PLC
4.50%, 11/14/22	2,000	1,921,880
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	950	970,710
Shell International Finance BV
0.63%, 12/04/15	300	300,632
1.13%, 08/21/17	1,000	999,934
2.00%, 11/15/18	4,860	4,910,207
2.25%, 01/06/23[b]	2,000	1,845,836
2.38%, 08/21/22	750	706,550
3.10%, 06/28/15	5,850	6,054,195
3.25%, 09/22/15	6,394	6,666,142
4.30%, 09/22/19	3,759	4,182,329
4.38%, 03/25/20	130	144,569
5.20%, 03/22/17	225	253,197
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	1,850	1,946,024
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	2,958	3,035,544
7.50%, 02/01/18	325	389,428
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	500	452,029
8.00%, 10/01/19	3,050	3,733,551
Spectra Energy Partners LP
2.95%, 06/15/16 (Call 05/15/16)	1,000	1,038,987
Suncor Energy Inc.
6.10%, 06/01/18	1,163	1,354,246
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	1,640	1,545,003
4.65%, 02/15/22	150	155,450
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	1,450	1,445,805

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

5.13%, 05/15/15	$90	$94,264
7.75%, 06/01/19	1,140	1,389,378
TC Pipelines LP
4.65%, 06/15/21 (Call 03/15/21)	450	464,170
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17	1,375	1,612,325
Texas Gas Transmission LLC
4.60%, 06/01/15	1,125	1,172,232
Total Capital Canada Ltd.
1.45%, 01/15/18	4,000	3,996,982
2.75%, 07/15/23	600	567,997
Total Capital International SA
0.75%, 01/25/16	2,250	2,260,434
1.50%, 02/17/17	1,792	1,819,291
1.55%, 06/28/17	2,792	2,828,598
2.70%, 01/25/23	3,000	2,844,341
3.75%, 04/10/24	5,000	5,105,069
Total Capital SA
2.30%, 03/15/16	1,231	1,274,504
3.00%, 06/24/15	2,720	2,808,768
3.13%, 10/02/15	1,848	1,923,207
4.13%, 01/28/21[b]	950	1,029,187
4.45%, 06/24/20	1,254	1,394,419
TransCanada PipeLines Ltd.
0.88%, 03/02/15	230	230,736
2.50%, 08/01/22	2,650	2,487,863
3.40%, 06/01/15	950	984,108
3.75%, 10/16/23	2,000	2,014,468
3.80%, 10/01/20	3,320	3,506,006
4.88%, 01/15/15	100	103,714
6.35%, 05/15/67 (Call 05/15/17)[d]	500	516,875
6.50%, 08/15/18	1,736	2,068,224
7.13%, 01/15/19	149	182,414
9.88%, 01/01/21	320	446,326
Transcontinental Gas Pipe Line Corp.
6.05%, 06/15/18	1,105	1,281,113
Valero Energy Corp.
4.50%, 02/01/15	1,610	1,666,484
6.13%, 06/15/17	612	700,852
6.13%, 02/01/20	1,234	1,449,641
9.38%, 03/15/19	1,431	1,878,953

Security	Principal (000s)	Value

Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	$550	$553,631
4.00%, 07/01/22 (Call 04/01/22)	1,350	1,333,014
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	1,658	1,498,373
7.88%, 09/01/21[b]	1,300	1,543,925
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	1,250	1,198,279
3.80%, 02/15/15	920	947,072
4.00%, 11/15/21 (Call 08/15/21)	2,750	2,799,762
4.30%, 03/04/24 (Call 12/04/23)	1,500	1,504,839
5.25%, 03/15/20	982	1,092,307
7.25%, 02/01/17[b]	1,600	1,847,798
XTO Energy Inc.
5.50%, 06/15/18	1,500	1,736,787
6.25%, 08/01/17	750	877,043

		344,124,674
PAPER & FOREST PRODUCTS — 0.27%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	2,250	2,261,250
5.63%, 04/20/15	120	126,126
7.25%, 07/29/19[b]	525	612,161
Domtar Corp.
10.75%, 06/01/17	1,000	1,250,000
Georgia-Pacific LLC
8.00%, 01/15/24	1,000	1,318,761
International Paper Co.
5.25%, 04/01/16	440	476,985
5.30%, 04/01/15	280	293,704
7.50%, 08/15/21	2,416	3,047,164
7.95%, 06/15/18	3,147	3,877,764
9.38%, 05/15/19	1,499	1,965,570

		15,229,485
PERSONAL PRODUCTS — 0.10%
Avon Products Inc.
2.38%, 03/15/16	1,050	1,066,163

74	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

4.20%, 07/15/18	$700	$718,539
4.60%, 03/15/20[b]	1,000	1,016,323
5.00%, 03/15/23[b]	850	849,387
6.50%, 03/01/19	1,500	1,665,557
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	450	419,955
Procter & Gamble Co. (The) Series A
9.36%, 01/01/21	96	122,795

		5,858,719
PHARMACEUTICALS — 2.59%
AbbVie Inc.
1.20%, 11/06/15	5,800	5,858,635
1.75%, 11/06/17	6,050	6,100,247
2.00%, 11/06/18	4,300	4,296,131
2.90%, 11/06/22	3,725	3,588,710
Actavis Inc.
1.88%, 10/01/17	2,800	2,799,798
3.25%, 10/01/22 (Call 07/01/22)	2,500	2,403,646
6.13%, 08/15/19	3,195	3,721,935
Allergan Inc.
1.35%, 03/15/18	1,150	1,121,571
2.80%, 03/15/23 (Call 12/15/22)	500	475,703
3.38%, 09/15/20	2,500	2,588,361
5.75%, 04/01/16[b]	520	574,735
AstraZeneca PLC
1.95%, 09/18/19	2,000	1,980,216
5.90%, 09/15/17	3,117	3,614,038
Bristol-Myers Squibb Co.
0.88%, 08/01/17	1,163	1,153,205
2.00%, 08/01/22	1,231	1,121,914
3.25%, 11/01/23	1,500	1,474,295
Eli Lilly and Co.
1.95%, 03/15/19	2,000	2,005,729
5.20%, 03/15/17	996	1,116,855
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	4,550	4,554,209
2.80%, 03/18/23	3,000	2,881,260
5.65%, 05/15/18	1,780	2,064,942

Security	Principal (000s)	Value

GlaxoSmithKline Capital PLC
1.50%, 05/08/17	$2,096	$2,123,691
2.85%, 05/08/22	3,189	3,136,271
Johnson & Johnson
2.15%, 05/15/16	951	984,214
2.95%, 09/01/20	1,200	1,240,236
3.55%, 05/15/21[b]	1,900	2,016,610
5.15%, 07/15/18	2,063	2,379,530
5.55%, 08/15/17	1,228	1,399,007
Merck & Co. Inc.
1.10%, 01/31/18	2,800	2,763,891
1.30%, 05/18/18	5,500	5,428,559
2.40%, 09/15/22 (Call 06/15/22)	3,100	2,913,804
2.80%, 05/18/23	2,000	1,914,939
3.88%, 01/15/21 (Call 10/15/20)	1,021	1,092,685
4.00%, 06/30/15	2,790	2,921,061
4.75%, 03/01/15	850	887,701
5.00%, 06/30/19	1,478	1,697,873
6.00%, 09/15/17	83	96,209
Mylan Inc.
2.55%, 03/28/19	3,950	3,959,355
Novartis Capital Corp.
2.40%, 09/21/22	4,200	3,968,449
2.90%, 04/24/15	2,980	3,066,765
3.40%, 05/06/24	1,150	1,153,999
4.40%, 04/24/20	168	185,676
Novartis Securities Investment Ltd.
5.13%, 02/10/19	4,513	5,168,829
Pfizer Inc.
1.50%, 06/15/18	1,500	1,490,710
3.00%, 06/15/23	5,900	5,717,909
4.65%, 03/01/18	200	223,215
5.35%, 03/15/15	3,890	4,085,057
6.20%, 03/15/19	5,084	6,091,829
Pharmacia Corp.
6.50%, 12/01/18	140	169,326
Sanofi
1.25%, 04/10/18	1,500	1,476,256
2.63%, 03/29/16	4,729	4,925,990
4.00%, 03/29/21	2,782	2,974,708

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	$900	$932,049
2.95%, 12/18/22[b]	1,500	1,396,848
Series 2
3.65%, 11/10/21[b]	1,329	1,325,442
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	1,550	1,595,563
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	2,750	2,742,638
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	2,250	2,158,500
Wyeth LLC
5.45%, 04/01/17	315	354,820
5.50%, 02/15/16	168	183,068
Zoetis Inc.
1.15%, 02/01/16	650	654,263
1.88%, 02/01/18	725	726,497
3.25%, 02/01/23 (Call 11/01/22)	2,725	2,626,557

		147,846,734
PROFESSIONAL SERVICES — 0.07%
Dun & Bradstreet Corp. (The)
2.88%, 11/15/15	1,000	1,028,280
4.38%, 12/01/22 (Call 09/01/22)[b]	1,100	1,103,493
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	1,300	1,238,674
4.45%, 12/01/14	100	102,754
Verisk Analytics Inc.
4.13%, 09/12/22	800	789,535

		4,262,736
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.62%
Alexandria Real Estate Equities Inc.
4.60%, 04/01/22 (Call 01/01/22)	1,500	1,560,060
American Tower Corp.
3.40%, 02/15/19	154	159,911

Security	Principal (000s)	Value

3.50%, 01/31/23	$5,500	$5,184,817
4.50%, 01/15/18	2,224	2,422,327
4.63%, 04/01/15	1,370	1,425,576
5.05%, 09/01/20	1,000	1,086,995
5.90%, 11/01/21	335	371,754
7.00%, 10/15/17	1,000	1,173,955
Arden Realty LP
5.25%, 03/01/15 (Call 12/01/14)	1,120	1,160,177
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)	210	196,549
3.63%, 10/01/20 (Call 07/01/20)[b]	2,000	2,075,140
3.95%, 01/15/21 (Call 10/15/20)	550	576,462
5.70%, 03/15/17[b]	750	833,600
5.75%, 09/15/16	190	210,069
6.10%, 03/15/20	300	352,101
BioMed Realty LP
3.85%, 04/15/16 (Call 03/15/16)	150	156,452
4.25%, 07/15/22 (Call 04/15/22)[b]	1,500	1,494,740
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	3,000	2,830,670
3.70%, 11/15/18 (Call 08/15/18)	2,030	2,161,228
3.85%, 02/01/23 (Call 11/01/22)	500	504,054
4.13%, 05/15/21	1,049	1,097,902
5.00%, 06/01/15	190	199,819
5.63%, 04/15/15	30	31,664
5.63%, 11/15/20 (Call 08/15/20)	1,800	2,061,789
5.88%, 10/15/19	900	1,034,426
BRE Properties Inc.
5.50%, 03/15/17	950	1,046,166
Camden Property Trust
4.63%, 06/15/21 (Call 03/15/21)	200	215,095
5.00%, 06/15/15[b]	140	147,051

76	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

CommonWealth REIT
5.88%, 09/15/20 (Call 03/15/20)	$500	$530,836
6.25%, 08/15/16 (Call 02/15/16)	680	724,012
6.25%, 06/15/17 (Call 12/15/16)	550	588,658
6.65%, 01/15/18 (Call 07/15/17)	200	222,288
DDR Corp.
3.50%, 01/15/21 (Call 11/15/20)	103	102,920
4.63%, 07/15/22 (Call 04/15/22)	3,000	3,116,338
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/01/22)[b]	1,000	927,455
4.50%, 07/15/15 (Call 04/15/15)[b]	800	830,217
5.25%, 03/15/21 (Call 12/15/20)[b]	1,940	2,040,621
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	1,000	972,443
5.95%, 02/15/17	1,270	1,410,285
6.75%, 03/15/20	1,250	1,462,720
7.38%, 02/15/15	550	584,328
EPR Properties
5.75%, 08/15/22 (Call 05/15/22)[b]	1,500	1,548,551
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	929	1,006,704
4.75%, 07/15/20 (Call 04/15/20)	1,500	1,659,950
5.13%, 03/15/16	1,006	1,087,319
5.38%, 08/01/16	750	827,113
5.75%, 06/15/17	1,322	1,500,410
6.58%, 04/13/15	1,000	1,064,691
Essex Portfolio LP
3.63%, 08/15/22 (Call 05/15/22)	1,000	976,133

Security	Principal (000s)	Value

HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	$2,000	$1,916,866
3.75%, 02/01/16	2,015	2,120,538
3.75%, 02/01/19 (Call 11/01/18)	2,200	2,334,403
5.38%, 02/01/21 (Call 11/03/20)	1,768	1,977,177
5.63%, 05/01/17[b]	140	157,713
6.00%, 01/30/17	800	901,839
6.70%, 01/30/18	1,351	1,582,749
Health Care REIT Inc.
2.25%, 03/15/18	950	955,855
3.63%, 03/15/16	1,508	1,567,329
3.75%, 03/15/23 (Call 12/15/22)[b]	1,400	1,375,767
4.13%, 04/01/19 (Call 01/01/19)	650	695,063
4.70%, 09/15/17	1,350	1,463,959
4.95%, 01/15/21 (Call 10/15/20)	888	964,633
5.25%, 01/15/22 (Call 10/15/21)	800	875,605
5.88%, 05/15/15	100	105,820
6.20%, 06/01/16	745	822,961
Healthcare Realty Trust Inc.
3.75%, 04/15/23 (Call 01/15/23)	196	189,226
5.75%, 01/15/21	650	719,383
6.50%, 01/17/17	800	891,198
Highwoods Realty LP
3.63%, 01/15/23 (Call 10/15/22)[b]	1,500	1,410,076
5.85%, 03/15/17	250	276,547
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	1,250	1,294,790
5.13%, 02/15/15 (Call 08/15/14)	1,130	1,152,151
5.63%, 03/15/17[b]	1,350	1,459,242
6.70%, 01/15/18 (Call 07/15/17)	200	223,625

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Host Hotels & Resorts LP
Series D
3.75%, 10/15/23 (Call 07/15/23)	$2,850	$2,727,501
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	1,700	1,848,089
Kimco Realty Corp.
5.70%, 05/01/17	2,150	2,401,496
5.78%, 03/15/16	210	226,870
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	100	105,882
5.13%, 03/02/15	80	83,445
5.50%, 12/15/16	200	218,294
6.63%, 10/01/17	1,600	1,828,557
Mack-Cali Realty Corp.
7.75%, 08/15/19	3,550	4,275,712
Mack-Cali Realty LP
2.50%, 12/15/17 (Call 11/15/17)[b]	2,400	2,397,706
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	1,000	1,119,788
Plum Creek Timberlands LP
4.70%, 03/15/21 (Call 12/15/20)	1,700	1,784,649
5.88%, 11/15/15	270	290,504
ProLogis LP
4.25%, 08/15/23 (Call 05/15/23)	1,850	1,875,433
4.50%, 08/15/17	680	726,449
6.13%, 12/01/16	480	533,737
6.63%, 05/15/18	1,150	1,331,725
6.88%, 03/15/20 (Call 12/16/19)	1,640	1,926,090
Rayonier Inc.
3.75%, 04/01/22 (Call 01/01/22)	897	881,028
Realty Income Corp.
2.00%, 01/31/18 (Call 12/31/17)[b]	2,700	2,680,840
3.25%, 10/15/22 (Call 07/15/22)	1,000	950,667

Security	Principal (000s)	Value

5.95%, 09/15/16	$690	$762,481
6.75%, 08/15/19	800	951,257
Senior Housing Properties Trust
4.30%, 01/15/16 (Call 10/15/15)	150	154,740
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)[b]	1,300	1,325,895
2.80%, 01/30/17 (Call 10/30/16)[b]	1,550	1,601,328
4.13%, 12/01/21 (Call 09/01/21)	2,940	3,148,456
4.20%, 02/01/15 (Call 11/01/14)	1,520	1,556,313
4.38%, 03/01/21 (Call 12/01/20)	1,471	1,606,621
5.10%, 06/15/15	688	727,369
5.25%, 12/01/16 (Call 09/02/16)	1,140	1,251,884
5.65%, 02/01/20 (Call 11/01/19)	2,128	2,487,506
5.75%, 12/01/15 (Call 09/02/15)	380	409,028
5.88%, 03/01/17 (Call 12/01/16)	350	392,268
6.10%, 05/01/16 (Call 02/01/16)	670	733,306
6.13%, 05/30/18	1,383	1,620,911
10.35%, 04/01/19 (Call 01/01/19)[b]	2,003	2,761,842
Tanger Properties LP
3.88%, 12/01/23 (Call 09/01/23)	2,400	2,414,251
UDR Inc.
4.25%, 06/01/18	950	1,020,978
4.63%, 01/10/22 (Call 10/10/21)[b]	700	739,755
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	1,950	1,961,615
2.70%, 04/01/20 (Call 01/01/20)	1,150	1,128,418
3.13%, 11/30/15	550	570,242

78	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

4.25%, 03/01/22 (Call 12/01/21)	$2,000	$2,062,756
4.75%, 06/01/21 (Call 03/01/21)	1,800	1,929,397
Vornado Realty Trust
4.25%, 04/01/15 (Call 01/01/15)	1,350	1,387,419
5.00%, 01/15/22	500	534,514
Washington Real Estate Investment Trust
4.95%, 10/01/20 (Call 04/01/20)	250	263,394
Weingarten Realty Investors
3.38%, 10/15/22 (Call 07/15/22)	200	190,824
Weyerhaeuser Co.
7.38%, 10/01/19[b]	1,000	1,232,594

		149,530,880
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.03%
Brookfield Asset Management Inc.
5.80%, 04/25/17	250	276,217
Regency Centers LP
5.25%, 08/01/15	290	305,585
5.88%, 06/15/17	800	896,084

		1,477,886
ROAD & RAIL — 0.78%
Burlington Northern Santa Fe LLC
5.75%, 03/15/18	2,966	3,421,652
Burlington Northern Santa Fe Corp.
3.00%, 03/15/23 (Call 12/15/22)	2,400	2,282,620
3.05%, 03/15/22 (Call 12/15/21)[b]	1,600	1,554,323
3.05%, 09/01/22 (Call 06/01/22)[b]	2,000	1,925,796
4.70%, 10/01/19	984	1,097,771
4.88%, 01/15/15	90	93,374
Canadian National Railway Co.
1.45%, 12/15/16 (Call 11/15/16)	1,900	1,925,087
2.25%, 11/15/22 (Call 08/15/22)	550	507,400

Security	Principal (000s)	Value

5.55%, 03/01/19	$1,100	$1,279,806
5.80%, 06/01/16	180	200,008
Canadian Pacific Railway Co.
7.25%, 05/15/19	2,000	2,440,139
9.45%, 08/01/21	70	95,297
Con-Way Inc.
7.25%, 01/15/18	1,100	1,294,325
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	100	104,235
4.25%, 06/01/21 (Call 03/01/21)	1,400	1,490,649
6.25%, 04/01/15	1,350	1,432,164
6.25%, 03/15/18[b]	350	408,326
7.38%, 02/01/19	650	799,449
7.90%, 05/01/17	210	248,346
CSX Transportation Inc.
6.25%, 01/15/23	2,255	2,598,778
Kansas City Southern Mexico SA de CV
2.35%, 05/15/20 (Call 04/15/20)	294	281,014
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	1,350	1,322,415
3.25%, 12/01/21 (Call 09/01/21)	1,500	1,513,972
5.75%, 01/15/16	900	980,064
5.75%, 04/01/18	750	858,788
5.90%, 06/15/19	990	1,148,826
7.70%, 05/15/17	830	987,075
Norfolk Southern Railway Co.
9.75%, 06/15/20	150	205,657
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)	500	513,110
2.50%, 03/01/18 (Call 02/01/18)	1,250	1,257,456
2.55%, 06/01/19 (Call 05/01/19)	1,150	1,151,694
3.15%, 03/02/15	925	948,035
3.50%, 06/01/17[b]	950	1,004,542
3.60%, 03/01/16	100	104,618
5.85%, 11/01/16	750	831,737

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Union Pacific Corp.
3.75%, 03/15/24 (Call 12/15/23)	$1,500	$1,518,333
4.00%, 02/01/21 (Call 11/01/20)	500	532,825
4.16%, 07/15/22 (Call 04/15/22)	964	1,020,796
5.70%, 08/15/18	1,137	1,321,265
5.75%, 11/15/17	1,350	1,554,600

		44,256,367
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.54%
Altera Corp.
1.75%, 05/15/17	2,000	2,009,513
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	250	235,845
3.00%, 04/15/16	400	414,147
Applied Materials Inc.
2.65%, 06/15/16	500	519,030
4.30%, 06/15/21	1,100	1,169,990
Broadcom Corp.
2.38%, 11/01/15	1,150	1,179,836
2.50%, 08/15/22[b]	2,800	2,575,285
2.70%, 11/01/18	1,200	1,230,214
Intel Corp.
1.35%, 12/15/17	2,400	2,395,845
1.95%, 10/01/16	2,184	2,247,834
2.70%, 12/15/22	2,000	1,895,857
3.30%, 10/01/21	5,286	5,400,075
KLA-Tencor Corp.
6.90%, 05/01/18	1,000	1,162,704
National Semiconductor Corp.
6.60%, 06/15/17	1,400	1,620,089
Texas Instruments Inc.
0.45%, 08/03/15	1,500	1,499,694
1.65%, 08/03/19	4,719	4,591,724
2.38%, 05/16/16	698	724,441

		30,872,123
SOFTWARE — 0.87%
Adobe Systems Inc.
4.75%, 02/01/20	1,740	1,916,805

Security	Principal (000s)	Value

Autodesk Inc.
1.95%, 12/15/17	$875	$878,916
CA Inc.
4.50%, 08/15/23 (Call 05/15/23)	1,360	1,400,372
5.38%, 12/01/19	500	563,391
Intuit Inc.
5.75%, 03/15/17	1,410	1,589,775
Microsoft Corp.
1.00%, 05/01/18	1,000	988,672
1.63%, 09/25/15	3,511	3,570,654
2.38%, 05/01/23 (Call 02/01/23)[b]	1,000	933,388
2.50%, 02/08/16[b]	3,044	3,166,894
3.63%, 12/15/23 (Call 09/15/23)	2,500	2,559,866
4.00%, 02/08/21	2,500	2,725,813
4.20%, 06/01/19	2,974	3,293,772
Oracle Corp.
1.20%, 10/15/17	3,600	3,588,948
2.38%, 01/15/19	2,950	3,006,595
2.50%, 10/15/22	5,000	4,701,970
3.63%, 07/15/23	4,000	4,052,423
3.88%, 07/15/20	326	348,476
5.00%, 07/08/19	1,219	1,387,131
5.25%, 01/15/16	2,823	3,067,869
5.75%, 04/15/18	2,571	2,984,901
Symantec Corp.
2.75%, 09/15/15	1,000	1,029,383
2.75%, 06/15/17 (Call 05/15/17)	1,000	1,030,184
4.20%, 09/15/20	600	627,924

		49,414,122
SPECIALTY RETAIL — 0.62%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	390	406,354
AutoZone Inc.
1.30%, 01/13/17	1,100	1,103,801
3.70%, 04/15/22 (Call 01/15/22)	1,650	1,643,108
4.00%, 11/15/20 (Call 08/15/20)	150	157,395

80	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

5.50%, 11/15/15	$150	$161,852
5.75%, 01/15/15	835	872,352
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	1,250	1,404,645
Home Depot Inc. (The)
2.25%, 09/10/18 (Call 08/10/18)	5,000	5,097,808
4.40%, 04/01/21 (Call 01/01/21)	2,559	2,827,199
5.40%, 03/01/16	6,251	6,849,988
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	1,200	1,219,249
2.13%, 04/15/16 (Call 03/15/16)	950	978,053
3.12%, 04/15/22 (Call 01/15/22)[b]	1,403	1,404,004
3.75%, 04/15/21 (Call 01/15/21)	150	158,856
3.80%, 11/15/21 (Call 08/15/21)	1,550	1,641,884
4.63%, 04/15/20 (Call 10/15/19)	1,050	1,166,908
5.00%, 10/15/15	290	310,300
5.40%, 10/15/16	1,250	1,385,983
O’Reilly Automotive Inc.
3.85%, 06/15/23 (Call 03/15/23)	1,500	1,487,245
4.63%, 09/15/21 (Call 06/15/21)	1,050	1,121,284
4.88%, 01/14/21 (Call 10/14/20)	115	123,851
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)[b]	2,240	2,201,988
TJX Companies Inc. (The)
4.20%, 08/15/15	200	210,106
6.95%, 04/15/19	1,405	1,680,637

		35,614,850
TEXTILES, APPAREL & LUXURY GOODS — 0.08%
Cintas Corp. No. 2
2.85%, 06/01/16	1,275	1,316,815

Security	Principal (000s)	Value

4.30%, 06/01/21	$340	$358,166
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	1,350	1,252,894
VF Corp.
3.50%, 09/01/21 (Call 06/21/21)	880	898,269
5.95%, 11/01/17	725	837,505

		4,663,649
THRIFTS & MORTGAGE FINANCE — 0.02%
Countrywide Financial Corp.
6.25%, 05/15/16[b]	990	1,092,656

		1,092,656
TOBACCO — 0.75%
Altria Group Inc.
2.85%, 08/09/22	5,850	5,480,260
4.13%, 09/11/15	1,359	1,429,940
4.75%, 05/05/21	1,550	1,692,560
9.25%, 08/06/19	3,801	5,075,624
9.70%, 11/10/18	1,609	2,140,646
Lorillard Tobacco Co.
3.50%, 08/04/16[b]	385	406,057
6.88%, 05/01/20[b]	2,327	2,732,291
8.13%, 06/23/19[b]	1,347	1,680,509
Philip Morris International Inc.
1.13%, 08/21/17	2,000	1,991,062
1.63%, 03/20/17[b]	2,450	2,489,474
1.88%, 01/15/19	2,700	2,686,809
2.50%, 05/16/16	2,740	2,850,677
2.63%, 03/06/23	250	233,035
2.90%, 11/15/21	205	201,379
3.60%, 11/15/23	575	572,658
4.13%, 05/17/21[b]	1,000	1,061,775
4.50%, 03/26/20	1,796	1,987,492
5.65%, 05/16/18	2,360	2,732,822
Reynolds American Inc.
1.05%, 10/30/15	1,050	1,054,251
3.25%, 11/01/22	3,100	2,935,444
6.75%, 06/15/17[b]	522	606,375
UST LLC
5.75%, 03/01/18	500	567,816

		42,608,956

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

TRADING COMPANIES & DISTRIBUTORS — 0.11%
Air Lease Corp.
4.75%, 03/01/20[b]	$3,000	$3,135,000
GATX Corp.
2.50%, 07/30/19	575	575,296
3.50%, 07/15/16	1,050	1,106,193
4.85%, 06/01/21	1,150	1,202,107

		6,018,596
WATER UTILITIES — 0.01%
United Utilities PLC
4.55%, 06/19/18	150	158,439
5.38%, 02/01/19	210	228,231

		386,670
WIRELESS TELECOMMUNICATION SERVICES — 0.88%
America Movil SAB de CV
2.38%, 09/08/16	2,900	2,991,302
3.13%, 07/16/22	5,500	5,209,228
3.63%, 03/30/15	1,000	1,025,902
5.00%, 03/30/20	2,400	2,638,321
5.63%, 11/15/17	1,150	1,302,692
5.75%, 01/15/15	140	145,775
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	4,028	5,137,604
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)	5,350	5,471,069
6.80%, 08/15/18	3,100	3,710,765
Vodafone Group PLC
0.90%, 02/19/16	1,900	1,914,690
1.25%, 09/26/17	2,500	2,508,109
1.50%, 02/19/18	2,899	2,872,440
2.50%, 09/26/22	1,000	917,423
2.88%, 03/16/16	3,000	3,141,136
2.95%, 02/19/23	5,000	4,708,799
4.38%, 03/16/21[b]	500	538,088
4.63%, 07/15/18	320	356,556
5.00%, 09/15/15	92	98,185
5.45%, 06/10/19	1,600	1,854,133
5.63%, 02/27/17	1,508	1,704,431
5.75%, 03/15/16	1,542	1,702,537

		49,949,185

TOTAL CORPORATE BONDS & NOTES
(Cost: $4,674,424,461)		4,759,462,349

Security	Principal (000s)	Value

FOREIGN AGENCY OBLIGATIONS[f] — 10.68%

AUSTRIA — 0.22%
Oesterreichische Kontrollbank AG
2.00%, 06/03/16	$4,800	$4,952,654
4.50%, 03/09/15	220	229,471
4.88%, 02/16/16	4,280	4,644,415
5.00%, 04/25/17	2,300	2,591,226

		12,417,766
BRAZIL — 0.79%
Banco do Brasil SA
3.88%, 01/23/17[b]	2,000	2,045,000
3.88%, 10/10/22[b]	3,000	2,707,800
Petrobras Global Finance BV
2.00%, 05/20/16	818	812,631
3.00%, 01/15/19[b]	1,000	954,392
4.38%, 05/20/23[b]	5,900	5,341,118
Petrobras International Finance Co.
2.88%, 02/06/15	2,300	2,327,938
3.50%, 02/06/17[b]	3,750	3,807,799
3.88%, 01/27/16	2,000	2,058,200
5.38%, 01/27/21	9,750	9,780,296
5.75%, 01/20/20	3,350	3,483,471
5.88%, 03/01/18	2,237	2,391,483
6.13%, 10/06/16	2,650	2,868,854
7.88%, 03/15/19	5,950	6,791,556

		45,370,538
CANADA — 2.17%
British Columbia (Province of)
1.20%, 04/25/17	1,250	1,262,763
2.00%, 10/23/22[b]	3,300	3,082,309
2.10%, 05/18/16	2,550	2,640,585
2.65%, 09/22/21[b]	750	755,637
2.85%, 06/15/15	2,850	2,944,931
Export Development Canada
0.50%, 09/15/15	1,000	1,004,089
0.75%, 12/15/17	6,500	6,414,966
1.25%, 10/27/15	500	508,102
1.25%, 10/26/16[b]	500	508,330
Hydro-Quebec
1.38%, 06/19/17	2,850	2,877,132
2.00%, 06/30/16	2,900	2,990,870

82	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

8.40%, 01/15/22	$580	$769,816
9.40%, 02/01/21	200	273,998
Manitoba (Province of)
2.10%, 09/06/22	2,000	1,881,954
4.90%, 12/06/16[b]	3,750	4,172,204
New Brunswick (Province of)
5.20%, 02/21/17	850	956,236
Nexen Energy ULC
6.20%, 07/30/19	1,750	2,038,324
Nova Scotia (Province of)
5.13%, 01/26/17	1,250	1,399,941
9.25%, 03/01/20	2,000	2,667,471
Ontario (Province of)
0.95%, 05/26/15	500	503,754
1.00%, 07/22/16	5,000	5,043,108
1.10%, 10/25/17	14,000	13,943,083
1.20%, 02/14/18	5,000	4,963,777
1.60%, 09/21/16	6,450	6,600,343
1.65%, 09/27/19	5,500	5,380,950
2.30%, 05/10/16	4,100	4,254,681
2.70%, 06/16/15	6,000	6,179,317
4.00%, 10/07/19[b]	5,900	6,495,052
4.40%, 04/14/20[b]	4,950	5,539,446
4.50%, 02/03/15	310	321,854
4.75%, 01/19/16[b]	320	345,581
4.95%, 11/28/16[b]	2,200	2,449,601
5.45%, 04/27/16	2,475	2,732,509
Quebec (Province of)
2.75%, 08/25/21[b]	3,750	3,734,952
3.50%, 07/29/20[b]	3,450	3,670,719
4.60%, 05/26/15	2,990	3,146,424
4.63%, 05/14/18[b]	1,000	1,125,850
5.00%, 03/01/16	2,392	2,605,918
5.13%, 11/14/16	500	558,967
7.13%, 02/09/24	4,000	5,178,660

		123,924,204
CHINA — 0.11%
China Development Bank Corp.
5.00%, 10/15/15	1,500	1,586,777
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23[b]	5,000	4,507,249

		6,094,026

Security	Principal (000s)	Value

COLOMBIA — 0.12%
Ecopetrol SA
7.63%, 07/23/19[b]	$5,750	$6,900,001

		6,900,001
GERMANY — 3.25%
FMS Wertmanagement AoeR
1.00%, 11/21/17	1,500	1,491,602
1.13%, 10/14/16	9,200	9,308,167
KfW
0.50%, 09/30/15	5,000	5,015,504
0.50%, 04/19/16	17,400	17,417,687
0.63%, 04/24/15	2,670	2,681,610
0.63%, 12/15/16	5,000	4,991,827
1.00%, 06/11/18[b]	6,000	5,912,095
1.25%, 10/26/15	4,000	4,061,734
1.25%, 10/05/16	8,700	8,836,989
1.25%, 02/15/17	5,600	5,675,730
1.88%, 04/01/19	11,000	11,088,404
2.00%, 06/01/16	4,650	4,805,423
2.13%, 01/17/23	15,050	14,270,884
2.38%, 08/25/21[b]	6,750	6,700,838
2.63%, 03/03/15	4,600	4,708,452
2.63%, 02/16/16	4,500	4,692,953
2.63%, 01/25/22	4,750	4,760,936
2.75%, 09/08/20	1,850	1,907,144
2.75%, 10/01/20	13,000	13,389,011
4.00%, 01/27/20	5,398	5,975,144
4.38%, 07/21/15	680	718,320
4.50%, 07/16/18	3,147	3,554,946
4.88%, 01/17/17[b]	9,850	11,001,764
4.88%, 06/17/19	3,290	3,798,704
5.13%, 03/14/16	1,400	1,532,479
Series G
4.38%, 03/15/18	4,250	4,767,525
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	6,500	6,416,481
1.38%, 10/23/19	3,250	3,155,168
1.88%, 09/17/18	2,500	2,542,155
2.13%, 07/15/16	1,550	1,607,391
2.50%, 02/15/16	2,000	2,079,610
3.13%, 07/15/15	2,400	2,492,141
4.88%, 11/16/15	650	699,878
5.00%, 11/08/16	2,330	2,595,727

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

5.13%, 02/01/17	$500	$562,221

		185,216,644
JAPAN — 0.65%
Development Bank of Japan Inc.
4.25%, 06/09/15	490	513,869
5.13%, 02/01/17	2,600	2,908,389
Japan Bank for International Cooperation
1.13%, 07/19/17[b]	3,500	3,506,991
1.75%, 07/31/18	4,200	4,222,383
3.38%, 07/31/23	5,000	5,075,408
Japan Finance Corp.
1.88%, 09/24/15	1,500	1,534,172
2.13%, 02/07/19	1,000	1,011,512
2.25%, 07/13/16	3,500	3,632,400
2.50%, 01/21/16	2,900	3,009,548
2.50%, 05/18/16	2,500	2,602,559
2.88%, 02/02/15	2,540	2,598,151
Japan Finance Organization for Municipalities
4.00%, 01/13/21	3,300	3,605,689
4.63%, 04/21/15	250	261,985
5.00%, 05/16/17	2,300	2,582,598

		37,065,654
MEXICO — 0.49%
Pemex Project Funding Master Trust
5.75%, 03/01/18	967	1,075,787
Petroleos Mexicanos
3.50%, 01/30/23	6,250	5,843,750
4.88%, 03/15/15	1,690	1,774,500
4.88%, 01/24/22[b]	6,000	6,270,000
4.88%, 01/18/24[b]	2,500	2,562,500
5.50%, 01/21/21	4,300	4,687,000
6.00%, 03/05/20	2,900	3,248,000
8.00%, 05/03/19	1,900	2,313,250

		27,774,787
NORWAY — 0.32%
Statoil ASA
1.15%, 05/15/18	790	775,910
1.20%, 01/17/18	3,500	3,461,882
1.80%, 11/23/16	500	512,718
2.45%, 01/17/23	8,500	8,010,744

Security	Principal (000s)	Value

3.13%, 08/17/17	$2,660	$2,828,705
3.15%, 01/23/22	158	158,991
5.25%, 04/15/19	1,879	2,165,961
6.70%, 01/15/18	200	235,834

		18,150,745
SOUTH KOREA — 0.58%
Export-Import Bank of Korea (The)
1.25%, 11/20/15	1,500	1,512,002
3.75%, 10/20/16	600	640,702
4.00%, 01/11/17	750	808,211
4.00%, 01/29/21	500	525,891
4.00%, 01/14/24	2,000	2,069,306
4.13%, 09/09/15	3,300	3,469,263
4.38%, 09/15/21	3,200	3,430,176
5.00%, 04/11/22	1,000	1,113,328
5.13%, 03/16/15	190	198,358
5.13%, 06/29/20	2,950	3,305,006
Korea Development Bank (The)
1.50%, 01/22/18	3,500	3,426,957
3.00%, 09/14/22	3,000	2,913,946
3.25%, 03/09/16	2,700	2,820,179
3.50%, 08/22/17	1,430	1,519,960
4.00%, 09/09/16	1,500	1,602,857
4.38%, 08/10/15	585	613,355
Korea Finance Corp.
4.63%, 11/16/21	3,000	3,245,173

		33,214,670
SUPRANATIONAL — 1.78%
Asian Development Bank
0.50%, 06/20/16	11,320	11,315,666
1.13%, 03/15/17	18,400	18,576,062
1.38%, 03/23/20	4,900	4,715,705
1.75%, 03/21/19	1,300	1,306,332
1.88%, 10/23/18	2,500	2,541,804
2.50%, 03/15/16	2,150	2,239,456
5.50%, 06/27/16	1,150	1,280,630
Inter-American Development Bank
0.88%, 03/15/18	9,500	9,351,464
1.13%, 03/15/17	2,000	2,019,137
1.38%, 10/18/16	3,000	3,058,011
1.75%, 08/24/18	2,500	2,533,001
2.25%, 07/15/15	10,700	10,991,622
3.00%, 10/04/23	16,000	16,182,515

84	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

3.88%, 02/14/20	$750	$826,907
4.25%, 09/10/18	2,000	2,243,748
5.13%, 09/13/16	5,492	6,113,966
Series E
3.88%, 09/17/19	5,500	6,074,362

		101,370,388
SWEDEN — 0.20%
Svensk Exportkredit AB
0.63%, 05/31/16	1,767	1,769,280
1.13%, 04/05/18[b]	1,500	1,479,297
1.75%, 10/20/15	1,355	1,385,447
2.13%, 07/13/16	5,450	5,640,913
5.13%, 03/01/17	1,288	1,446,724

		11,721,661

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $605,445,125)		609,221,084

FOREIGN GOVERNMENT OBLIGATIONS[f] — 3.57%

BRAZIL — 0.38%
Brazil (Federative Republic of)
2.63%, 01/05/23[b]	2,000	1,770,000
4.88%, 01/22/21[b]	6,575	7,035,250
5.88%, 01/15/19[b]	2,450	2,762,375
6.00%, 01/17/17	2,225	2,473,088
7.88%, 03/07/15	2,000	2,140,000
8.00%, 01/15/18	1,115	1,248,427
8.88%, 10/14/19	2,250	2,925,000
12.75%, 01/15/20	1,000	1,492,500

		21,846,640
CANADA — 0.16%
Canada (Government of)
0.88%, 02/14/17	8,425	8,466,753
2.38%, 09/10/14	770	778,855

		9,245,608
CHILE — 0.08%
Chile (Republic of)
2.25%, 10/30/22[b]	1,250	1,143,750
3.25%, 09/14/21	3,150	3,150,000

		4,293,750
COLOMBIA — 0.23%
Colombia (Republic of)
4.38%, 07/12/21[b]	5,300	5,565,000

Security	Principal (000s)	Value

7.38%, 01/27/17	$2,600	$2,996,500
7.38%, 03/18/19[b]	2,700	3,253,500
11.75%, 02/25/20[b]	1,000	1,445,000

		13,260,000
ISRAEL — 0.13%
Israel (State of)
4.00%, 06/30/22[b]	2,400	2,517,000
5.13%, 03/26/19	2,825	3,202,844
5.50%, 11/09/16[b]	1,600	1,784,000

		7,503,844
ITALY — 0.39%
Italy (Republic of)
4.50%, 01/21/15	5,571	5,751,277
5.25%, 09/20/16	10,030	10,905,579
5.38%, 06/12/17	3,000	3,299,838
6.88%, 09/27/23	2,000	2,420,670

		22,377,364
MEXICO — 0.61%
United Mexican States
3.63%, 03/15/22	5,600	5,656,000
4.00%, 10/02/23[b]	9,000	9,112,501
5.13%, 01/15/20[b]	4,650	5,184,750
5.63%, 01/15/17[b]	5,700	6,392,550
5.95%, 03/19/19[b]	3,600	4,194,000
6.63%, 03/03/15	810	856,980
8.13%, 12/30/19	1,750	2,345,000
11.38%, 09/15/16	800	1,008,000

		34,749,781
PANAMA — 0.02%
Panama (Republic of)
5.20%, 01/30/20[b]	1,000	1,095,500
7.25%, 03/15/15	153	162,936

		1,258,436
PERU — 0.07%
Peru (Republic of)
7.13%, 03/30/19	1,725	2,095,875
9.88%, 02/06/15[b]	1,625	1,757,925

		3,853,800
PHILIPPINES — 0.20%
Philippines (Republic of the)
4.00%, 01/15/21	5,000	5,262,500
9.88%, 01/15/19	4,500	5,928,750

		11,191,250

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

POLAND — 0.42%
Poland (Republic of)
3.88%, 07/16/15	$3,650	$3,809,688
4.00%, 01/22/24	4,000	4,033,080
5.00%, 10/19/15	770	824,439
5.00%, 03/23/22	4,200	4,612,062
5.13%, 04/21/21	1,950	2,162,063
6.38%, 07/15/19	7,300	8,650,499

		24,091,831
SOUTH AFRICA — 0.22%
South Africa (Republic of)
4.67%, 01/17/24[b]	3,500	3,460,625
5.50%, 03/09/20	4,000	4,324,400
6.88%, 05/27/19	4,250	4,903,437

		12,688,462
SOUTH KOREA — 0.10%
Korea (Republic of)
5.13%, 12/07/16[b]	750	833,100
7.13%, 04/16/19	3,800	4,691,714

		5,524,814
TURKEY — 0.54%
Turkey (Republic of)
3.25%, 03/23/23[b]	12,500	10,768,750
6.25%, 09/26/22	3,000	3,214,500
6.75%, 04/03/18	12,500	13,891,250
7.50%, 07/14/17	2,500	2,821,000

		30,695,500
URUGUAY — 0.02%
Uruguay (Republic of)
8.00%, 11/18/22	1,000	1,256,500

		1,256,500

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $204,281,338)		203,837,580

MUNICIPAL DEBT OBLIGATIONS — 0.36%

CALIFORNIA — 0.13%
Southern California Public Power Authority RB Electric Power & Light Revenues Series B
6.93%, 05/15/17 (AGM)	600	700,308

Security	Principal (000s)	Value

State of California GO
3.95%, 11/01/15	$875	$926,205
5.25%, 04/01/14	1,000	1,003,660
5.45%, 04/01/15	1,360	1,433,100
5.75%, 03/01/17	500	565,005
5.95%, 04/01/16	290	320,250
6.20%, 10/01/19	1,500	1,792,035
State of California GO BAB
5.70%, 11/01/21	500	588,400

		7,328,963
FLORIDA — 0.06%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
1.30%, 07/01/16	1,155	1,163,120
3.00%, 07/01/20	2,500	2,458,275

		3,621,395
ILLINOIS — 0.09%
State of Illinois GO
4.96%, 03/01/16	500	530,945
5.37%, 03/01/17	250	274,442
5.67%, 03/01/18	2,000	2,219,280
5.88%, 03/01/19	1,690	1,896,231

		4,920,898
KENTUCKY — 0.01%
Kentucky Asset Liability Commission RB Miscellaneous Revenue
3.17%, 04/01/18	413	426,948

		426,948
MASSACHUSETTS — 0.01%
Commonwealth of Massachusetts GO BAB Series E
4.20%, 12/01/21	600	650,604

		650,604
NEW JERSEY — 0.05%
New Jersey Economic Development Authority RB Lease Appropriation Series B
0.00%, 02/15/20 (AGM)	3,000	2,420,820

86	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2014

Security	Principal or Shares (000s)	Value

0.00%, 02/15/21 (AGM)	$480	$365,343
0.00%, 02/15/23 (AGM)	180	119,871
New Jersey State Turnpike Authority RB Turnpike Revenue
Series B
4.25%, 01/01/16 (AMBAC)	195	202,084

		3,108,118
WASHINGTON — 0.01%
Energy Northwest RB Electric Power & Light Revenues Series E
2.20%, 07/01/19	500	500,140

		500,140

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $19,672,032)		20,557,066

SHORT-TERM INVESTMENTS — 8.24%

MONEY MARKET FUNDS — 8.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[e,g,h]	337,403	337,403,305
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,g,h]	28,376	28,376,197
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,g]	104,425	104,425,485

		470,204,987

TOTAL SHORT-TERM INVESTMENTS
(Cost: $470,204,987)		470,204,987

Value

TOTAL INVESTMENTS IN SECURITIES — 106.29%
(Cost: $5,974,027,943)	$6,063,283,066
Other Assets, Less Liabilities — (6.29)%	(359,050,530)

NET ASSETS — 100.00%	$5,704,232,536

BAB  —  Build America Bond

GO  —  General Obligation

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Affiliated issuer. See Note 2.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	87

Schedule of Investments

iSHARES® CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 82.05%

AEROSPACE & DEFENSE — 1.28%
Boeing Co. (The)
4.88%, 02/15/20	$200	$226,249
5.88%, 02/15/40	250	306,408
6.88%, 03/15/39	62	84,946
Embraer SA
5.15%, 06/15/22[a]	112	115,360
General Dynamics Corp.
1.00%, 11/15/17	250	244,385
2.25%, 07/15/16	150	155,444
2.25%, 11/15/22 (Call 08/15/22)	450	415,793
3.88%, 07/15/21 (Call 04/15/21)	100	105,445
Honeywell International Inc.
4.25%, 03/01/21	212	232,269
5.00%, 02/15/19	226	257,376
5.30%, 03/01/18	132	151,182
5.70%, 03/15/37	376	450,186
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	262	280,340
5.20%, 10/15/19	300	329,182
Lockheed Martin Corp.
2.13%, 09/15/16	200	206,113
3.35%, 09/15/21	384	391,971
4.07%, 12/15/42	404	376,898
4.25%, 11/15/19	276	300,912
Northrop Grumman Corp.
3.50%, 03/15/21	232	236,211
5.05%, 08/01/19	500	558,564
Precision Castparts Corp.
1.25%, 01/15/18	288	284,657
2.50%, 01/15/23 (Call 10/15/22)	100	93,670
3.90%, 01/15/43 (Call 07/15/42)	250	231,323
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	312	292,407
3.13%, 10/15/20	300	306,763
4.88%, 10/15/40[a]	226	237,726
6.40%, 12/15/18	150	179,159
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	50	49,796
5.25%, 07/15/19	100	111,609
Textron Inc.
4.63%, 09/21/16	100	108,135
5.95%, 09/21/21 (Call 06/21/21)	200	227,353

Security	Principal (000s)	Value

United Technologies Corp.
1.80%, 06/01/17	$450	$459,781
4.50%, 04/15/20	262	290,940
4.50%, 06/01/42	500	505,822
4.88%, 05/01/15	320	336,555
5.70%, 04/15/40	500	594,461
6.05%, 06/01/36	285	351,876
6.13%, 02/01/19	157	186,451

		10,273,718
AIR FREIGHT & LOGISTICS — 0.29%
FedEx Corp.
2.63%, 08/01/22	750	700,430
8.00%, 01/15/19	92	114,164
United Parcel Service Inc.
2.45%, 10/01/22	900	854,907
5.13%, 04/01/19	137	157,094
6.20%, 01/15/38	400	504,540

		2,331,135
AIRLINES — 0.23%
American Airlines Inc. 2011-1 Pass Through Trust Class A
5.25%, 07/31/22[a]	41	43,957
American Airlines Inc. 2013-2 Pass Through Trust Class A
4.95%, 07/15/24[b]	485	520,984
Continental Airlines Inc. 2007-1 Pass Through Trust Class A
5.98%, 10/19/23	73	82,782
Continental Airlines Inc. 2009-2 Pass Through Trust Class A
7.25%, 05/10/21	289	335,387
Continental Airlines Inc. 2012-2 Pass Through Trust Class A
4.00%, 04/29/26	255	257,869
Delta Air Lines Inc. 2009-1 Pass Through Trust Class A
7.75%, 06/17/21	166	193,132
Delta Air Lines Inc. 2010-2A Pass Through Trust Class A
4.95%, 11/23/20	77	84,008
Delta Air Lines Inc. 2012-1A Pass Through Trust Class A
4.75%, 11/07/21	279	301,297

88	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Southwest Airlines Co.
5.25%, 10/01/14	$55	$56,409

		1,875,825
AUTO COMPONENTS — 0.15%
BorgWarner Inc.
4.63%, 09/15/20	100	108,101
Cooper US Inc.
3.88%, 12/15/20 (Call 09/15/20)	50	52,915
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	150	150,847
Johnson Controls Inc.
3.75%, 12/01/21 (Call 09/01/21)	326	336,556
4.25%, 03/01/21	200	212,952
5.00%, 03/30/20	92	103,024
5.70%, 03/01/41	176	197,329

		1,161,724
AUTOMOBILES — 0.05%
Ford Motor Co.
4.75%, 01/15/43	200	192,481
6.50%, 08/01/18[a]	105	121,789
7.45%, 07/16/31	40	51,413

		365,683
BEVERAGES — 1.92%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	345	393,365
6.45%, 09/01/37	478	609,320
Anheuser-Busch InBev Finance Inc.
1.13%, 01/27/17	500	502,688
2.63%, 01/17/23	200	189,833
3.70%, 02/01/24	1,000	1,017,473
4.00%, 01/17/43	75	69,575
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	400	401,949
1.50%, 07/14/14	155	155,629
2.88%, 02/15/16[a]	250	260,421
4.13%, 01/15/15	212	218,752
4.38%, 02/15/21	75	82,121
5.38%, 11/15/14	150	155,088
5.38%, 01/15/20	246	284,542
6.38%, 01/15/40	210	266,148
7.75%, 01/15/19	250	312,844
8.20%, 01/15/39	230	348,822

Security	Principal (000s)	Value

Beam Inc.
3.25%, 05/15/22 (Call 02/15/22)[a]	$150	$146,401
5.38%, 01/15/16	45	48,376
Brown-Forman Corp.
2.50%, 01/15/16	300	310,570
Coca-Cola Co. (The)
1.65%, 03/14/18	300	301,991
1.80%, 09/01/16	250	256,462
3.15%, 11/15/20	420	433,075
3.20%, 11/01/23	500	492,222
3.30%, 09/01/21	212	218,261
Coca-Cola Enterprises Inc.
2.00%, 08/19/16[a]	250	255,126
3.50%, 09/15/20[a]	550	568,197
4.50%, 09/01/21 (Call 06/01/21)	200	215,241
Diageo Capital PLC
1.13%, 04/29/18	550	538,214
2.63%, 04/29/23 (Call 01/29/23)	250	233,355
3.88%, 04/29/43 (Call 10/29/42)	35	31,692
5.75%, 10/23/17	326	373,991
5.88%, 09/30/36	228	270,814
Diageo Finance BV
5.30%, 10/28/15	200	215,471
Diageo Investment Corp.
4.25%, 05/11/42	200	192,759
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	130	135,051
3.20%, 11/15/21 (Call 08/15/21)	550	545,908
Molson Coors Brewing Co.
2.00%, 05/01/17	350	355,859
5.00%, 05/01/42	250	256,996
Pepsi Bottling Group Inc. (The)
Series B
7.00%, 03/01/29	285	372,782
PepsiCo Inc.
0.70%, 08/13/15	212	212,721
1.25%, 08/13/17	300	300,031
2.50%, 05/10/16	338	350,799
2.75%, 03/05/22	500	483,875
3.00%, 08/25/21	350	350,939
3.10%, 01/15/15	160	163,828
4.00%, 03/05/42	450	411,895
5.50%, 01/15/40	450	508,144

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

7.90%, 11/01/18	$415	$522,713

		15,342,329
BIOTECHNOLOGY — 0.73%
Amgen Inc.
2.13%, 05/15/17	550	564,600
2.30%, 06/15/16	276	283,689
3.88%, 11/15/21 (Call 08/15/21)	192	201,449
4.10%, 06/15/21 (Call 03/15/21)	262	279,483
5.15%, 11/15/41 (Call 05/15/41)	1,050	1,096,099
5.65%, 06/15/42 (Call 12/15/41)	276	307,805
5.75%, 03/15/40	200	224,631
5.85%, 06/01/17	475	542,293
6.38%, 06/01/37	376	453,784
Celgene Corp.
3.25%, 08/15/22	500	488,773
3.95%, 10/15/20	200	212,070
Genentech Inc.
5.25%, 07/15/35	137	152,876
Gilead Sciences Inc.
2.40%, 12/01/14	64	64,917
3.05%, 12/01/16	100	105,394
4.40%, 12/01/21 (Call 09/01/21)	250	271,429
4.50%, 04/01/21 (Call 01/01/21)	200	218,935
5.65%, 12/01/41 (Call 06/01/41)	300	346,722

		5,814,949
BUILDING PRODUCTS — 0.07%
Owens Corning Inc.
4.20%, 12/15/22 (Call 09/15/22)	400	393,921
6.50%, 12/01/16[a]	150	165,193

		559,114
CAPITAL MARKETS — 6.21%
Ameriprise Financial Inc.
4.00%, 10/15/23	50	50,960
5.65%, 11/15/15	57	61,567
Bank of New York Mellon Corp. (The)
1.20%, 02/20/15 (Call 01/20/15)	75	75,594
1.97%, 06/20/17[c]	450	461,510
2.30%, 07/28/16	550	570,248
3.55%, 09/23/21 (Call 08/23/21)	400	414,375
5.45%, 05/15/19	200	229,781
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.55%, 01/22/17	300	334,009

Security	Principal (000s)	Value

5.70%, 11/15/14	$545	$565,003
7.25%, 02/01/18[a]	325	390,050
Charles Schwab Corp. (The)
3.23%, 09/01/22	205	200,743
Credit Suisse (USA) Inc.
5.38%, 03/02/16	179	193,915
7.13%, 07/15/32	150	201,427
Deutsche Bank AG London
3.25%, 01/11/16	400	418,032
3.45%, 03/30/15	475	489,273
6.00%, 09/01/17	450	515,861
European Investment Bank
0.50%, 08/15/16	500	499,158
0.63%, 04/15/16	1,050	1,053,706
1.00%, 12/15/17	900	894,377
1.00%, 06/15/18	2,200	2,162,722
1.13%, 04/15/15	850	858,364
1.13%, 09/15/17	1,850	1,853,867
1.38%, 10/20/15	650	661,565
1.50%, 05/15/14	105	105,279
1.63%, 09/01/15	640	652,956
2.13%, 07/15/16	500	518,274
2.25%, 03/15/16	1,200	1,244,002
2.50%, 05/16/16	950	991,851
2.75%, 03/23/15	1,700	1,744,919
2.88%, 01/15/15	400	409,204
2.88%, 09/15/20[a]	130	134,648
4.00%, 02/16/21	1,800	1,982,978
4.88%, 01/17/17	120	133,868
4.88%, 02/15/36	450	514,086
5.13%, 05/30/17	210	237,984
Franklin Resources Inc.
2.80%, 09/15/22[a]	62	59,442
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	900	911,216
3.30%, 05/03/15	800	823,717
3.63%, 02/07/16	750	787,535
3.63%, 01/22/23	250	246,538
3.70%, 08/01/15	250	259,923
5.00%, 10/01/14	317	325,112
5.25%, 07/27/21	600	666,730
5.35%, 01/15/16	370	399,743
5.38%, 03/15/20	350	394,774
5.63%, 01/15/17	342	379,294

90	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

5.75%, 01/24/22	$700	$799,540
5.95%, 01/18/18	420	478,768
5.95%, 01/15/27	796	870,287
6.00%, 06/15/20	250	290,503
6.13%, 02/15/33	950	1,108,497
6.15%, 04/01/18	556	641,073
6.25%, 09/01/17[a]	600	689,142
6.25%, 02/01/41	676	807,373
6.75%, 10/01/37	217	249,841
7.50%, 02/15/19	450	550,957
International Finance Corp.
1.13%, 11/23/16	850	860,750
2.13%, 11/17/17	400	414,905
2.25%, 04/11/16	400	415,102
Series G
3.00%, 04/22/14	55	55,192
Invesco Finance PLC
4.00%, 01/30/24	250	254,894
Jefferies Group LLC
3.88%, 11/09/15[a]	200	208,729
5.13%, 04/13/18[a]	250	274,589
6.45%, 06/08/27	225	239,247
6.50%, 01/20/43	175	182,315
8.50%, 07/15/19[a]	200	248,686
Lazard Group LLC
6.85%, 06/15/17	300	344,353
Legg Mason Inc.
5.50%, 05/21/19	250	278,201
Morgan Stanley
1.75%, 02/25/16	350	355,458
2.13%, 04/25/18	800	803,319
3.80%, 04/29/16	600	633,777
4.10%, 01/26/15	500	515,361
4.10%, 05/22/23	500	496,193
4.88%, 11/01/22	900	946,393
5.45%, 01/09/17	450	500,472
5.50%, 07/28/21	155	176,375
5.63%, 09/23/19	200	229,016
5.75%, 10/18/16[a]	554	617,780
5.75%, 01/25/21	700	805,980
5.95%, 12/28/17	400	458,734
6.00%, 04/28/15	700	741,839
6.38%, 07/24/42	450	553,814
6.63%, 04/01/18	532	625,262

Security	Principal (000s)	Value

7.25%, 04/01/32	$350	$454,515
7.30%, 05/13/19	525	643,116
Nomura Holdings Inc.
2.00%, 09/13/16	390	394,300
4.13%, 01/19/16	40	42,092
5.00%, 03/04/15	250	260,177
6.70%, 03/04/20	250	293,159
Raymond James Financial Inc.
4.25%, 04/15/16	50	53,181
State Street Corp.
2.88%, 03/07/16	200	208,883
3.70%, 11/20/23	750	765,983
4.38%, 03/07/21	212	233,708
4.96%, 03/15/18	200	218,435
TD Ameritrade Holding Corp.
5.60%, 12/01/19	250	287,070

		49,657,516
CHEMICALS — 1.88%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	450	425,266
6.75%, 01/15/19[a]	250	297,939
Air Products and Chemicals Inc.
2.00%, 08/02/16	160	163,991
3.00%, 11/03/21	200	196,761
4.38%, 08/21/19	150	165,593
Airgas Inc.
2.95%, 06/15/16 (Call 05/15/16)	112	116,242
Albemarle Corp.
4.50%, 12/15/20 (Call 09/15/20)	200	208,743
Cabot Corp.
3.70%, 07/15/22	50	49,046
CF Industries Inc.
7.13%, 05/01/20	350	418,945
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	212	202,589
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	750	714,452
4.13%, 11/15/21 (Call 08/15/21)	586	614,173
4.38%, 11/15/42 (Call 05/15/42)	400	366,817
8.55%, 05/15/19	350	453,926
9.40%, 05/15/39	316	495,191
E.I. du Pont de Nemours and Co.
2.75%, 04/01/16	500	521,114
2.80%, 02/15/23	212	200,521

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Continued)

iSHARES® CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

3.63%, 01/15/21	$484	$505,105
4.63%, 01/15/20	182	201,946
5.25%, 12/15/16	228	255,223
6.00%, 07/15/18	479	560,133
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	450	447,085
5.50%, 11/15/19	276	316,756
Ecolab Inc.
1.45%, 12/08/17	450	447,097
3.00%, 12/08/16	250	263,239
4.35%, 12/08/21	62	66,692
5.50%, 12/08/41	100	112,044
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	100	102,532
Lubrizol Corp.
8.88%, 02/01/19	250	324,777
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	1,500	1,674,674
Monsanto Co.
2.20%, 07/15/22 (Call 04/15/22)	50	46,599
2.75%, 04/15/16	150	156,776
5.88%, 04/15/38	150	180,483
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	210	211,909
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	276	292,228
5.63%, 12/01/40[a]	182	203,379
6.50%, 05/15/19	160	190,705
PPG Industries Inc.
1.90%, 01/15/16	100	101,750
3.60%, 11/15/20	100	103,309
5.50%, 11/15/40	250	279,532
6.65%, 03/15/18	150	175,723
Praxair Inc.
1.25%, 11/07/18	226	219,545
2.20%, 08/15/22 (Call 05/15/22)	400	370,577
2.45%, 02/15/22 (Call 11/15/21)	212	201,775
3.00%, 09/01/21	100	99,736
4.05%, 03/15/21	200	214,025
4.63%, 03/30/15	200	209,091
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	300	284,359
Sherwin-Williams Co. (The)
3.13%, 12/15/14	125	127,587
4.00%, 12/15/42 (Call 06/15/42)	250	227,408

Security	Principal (000s)	Value

Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	$50	$51,827
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	200	204,989

		15,041,924
COMMERCIAL BANKS — 8.73%
Murray Street Investment Trust I
4.65%, 03/09/17[c]	150	162,844
Abbey National Treasury Services PLC
4.00%, 04/27/16	205	217,834
African Development Bank
0.88%, 03/15/18	420	413,694
1.25%, 09/02/16	420	426,695
3.00%, 05/27/14	55	55,351
Associated Banc-Corp
5.13%, 03/28/16 (Call 02/28/16)	100	106,956
Bancolombia SA
5.95%, 06/03/21[a]	500	530,625
Bank of America N.A.
5.30%, 03/15/17	1,000	1,110,042
6.00%, 10/15/36	426	504,134
Bank of Montreal
0.80%, 11/06/15	650	653,210
1.45%, 04/09/18 (Call 03/09/18)	382	377,477
Bank of Nova Scotia
1.10%, 12/13/16	500	501,993
1.45%, 04/25/18	500	493,227
1.85%, 01/12/15	112	113,457
2.55%, 01/12/17	182	189,540
2.90%, 03/29/16	500	522,602
3.40%, 01/22/15	460	472,476
4.38%, 01/13/21	150	164,861
Barclays Bank PLC
5.00%, 09/22/16	350	384,765
5.13%, 01/08/20	550	622,059
5.14%, 10/14/20	250	270,345
6.75%, 05/22/19	450	544,583
BB&T Corp.
2.15%, 03/22/17 (Call 02/22/17)	450	462,099
3.20%, 03/15/16 (Call 02/16/16)	500	523,527
6.85%, 04/30/19	255	311,596
BNP Paribas SA
2.38%, 09/14/17	225	230,761

92	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

3.25%, 03/11/15	$700	$719,311
3.25%, 03/03/23[a]	1,000	965,077
5.00%, 01/15/21	450	497,852
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	350	352,291
1.55%, 01/23/18 (Call 12/23/17)[a]	450	447,633
2.35%, 12/11/15	300	309,623
Comerica Bank
5.75%, 11/21/16	1,000	1,123,362
Commonwealth Bank of Australia
1.90%, 09/18/17	500	506,416
Commonwealth Bank of Australia/New York
1.25%, 09/18/15	1,000	1,010,701
CorpBanca SA
3.13%, 01/15/18	200	196,260
Corporacion Andina de Fomento
4.38%, 06/15/22	759	775,661
Council of Europe Development Bank
1.00%, 03/07/18	350	345,381
1.50%, 02/22/17	1,100	1,120,250
Credit Suisse New York
3.50%, 03/23/15	1,100	1,134,825
4.38%, 08/05/20	1,000	1,092,661
5.30%, 08/13/19	500	573,931
5.40%, 01/14/20	200	225,535
6.00%, 02/15/18	112	130,114
Discover Bank
7.00%, 04/15/20	550	650,573
European Bank for Reconstruction and Development
1.00%, 02/16/17	600	604,110
1.38%, 10/20/16	800	815,607
Series G
2.75%, 04/20/15	600	616,942
Fifth Third Bancorp
3.50%, 03/15/22 (Call 02/15/22)	400	402,500
3.63%, 01/25/16	112	117,726
8.25%, 03/01/38	325	452,278
First Horizon National Corp.
5.38%, 12/15/15	250	266,781
HSBC Bank (USA) N.A.
4.88%, 08/24/20	750	812,040

Security	Principal (000s)	Value

HSBC Holdings PLC
4.00%, 03/30/22	$312	$322,231
5.10%, 04/05/21	362	405,097
6.10%, 01/14/42	62	74,560
6.50%, 05/02/36	500	600,752
6.50%, 09/15/37	649	783,104
6.80%, 06/01/38	500	622,576
HSBC USA Inc.
1.63%, 01/16/18	500	498,970
Huntington National Bank (The)
1.30%, 11/20/16 (Call 10/20/16)	250	251,462
Intesa Sanpaolo SpA
3.13%, 01/15/16	900	920,934
3.88%, 01/16/18	500	515,140
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	2,200	2,529,389
KeyBank N.A.
1.65%, 02/01/18	1,000	987,245
KeyCorp
3.75%, 08/13/15	55	57,249
5.10%, 03/24/21	300	335,581
Lloyds Bank PLC
4.20%, 03/28/17	250	271,886
6.38%, 01/21/21	55	66,360
Manufacturers and Traders Trust Co.
5.59%, 12/28/20 (Call 12/28/15)[d]	500	515,000
National Australia Bank Ltd.
2.00%, 03/09/15	750	762,582
2.30%, 07/25/18[a]	250	253,776
National City Corp.
4.90%, 01/15/15	228	236,851
6.88%, 05/15/19	400	479,283
Nordic Investment Bank
0.50%, 04/14/16	1,000	1,001,325
0.75%, 01/17/18[a]	650	639,356
1.00%, 03/07/17	42	42,293
2.25%, 03/15/16	1,000	1,036,978
PNC Bank N.A.
0.80%, 01/28/16 (Call 12/28/15)[e]	500	501,772
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[e]	560	561,572
3.63%, 02/08/15[e]	500	514,791
4.25%, 09/21/15[e]	200	210,791
5.13%, 02/08/20[e]	445	508,009

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Continued)

iSHARES® CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Rabobank Nederland
1.70%, 03/19/18	$1,200	$1,198,128
3.38%, 01/19/17	500	532,531
3.88%, 02/08/22	380	390,332
4.50%, 01/11/21	75	81,106
5.25%, 05/24/41	250	267,096
Regions Financial Corp.
7.75%, 11/10/14	250	262,188
Royal Bank of Canada
1.50%, 01/16/18	550	549,173
2.30%, 07/20/16	475	491,754
Royal Bank of Scotland Group PLC
4.38%, 03/16/16	350	373,780
5.63%, 08/24/20[a]	375	424,559
6.13%, 01/11/21[a]	210	245,311
6.40%, 10/21/19	600	695,296
Santander Bank N.A.
8.75%, 05/30/18	250	299,829
Santander Holdings USA Inc.
4.63%, 04/19/16	100	106,809
Sumitomo Mitsui Banking Corp.
1.35%, 07/18/15	500	504,633
1.50%, 01/18/18	750	743,549
SunTrust Bank
5.00%, 09/01/15	77	81,628
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	600	634,904
3.60%, 04/15/16 (Call 03/15/16)	150	157,775
Svenska Handelsbanken AB
2.88%, 04/04/17	500	522,437
Toronto-Dominion Bank (The)
1.40%, 04/30/18	550	542,517
2.38%, 10/19/16	112	116,276
2.50%, 07/14/16	276	287,292
2.63%, 09/10/18	250	257,933
U.S. Bancorp
2.20%, 11/15/16 (Call 10/14/16)	260	269,386
2.45%, 07/27/15	350	359,774
3.00%, 03/15/22 (Call 02/15/22)	250	248,954
4.13%, 05/24/21 (Call 04/23/21)	550	596,522
UBS AG Stamford
3.88%, 01/15/15	1,250	1,287,325
4.88%, 08/04/20	500	559,363
5.75%, 04/25/18	650	749,113

Security	Principal (000s)	Value

Series 10
5.88%, 07/15/16	$600	$665,333
Union Bank N.A.
5.95%, 05/11/16	600	664,512
US Bank N.A.
4.80%, 04/15/15	245	256,903
Wachovia Bank N.A./Wells Fargo & Co.
4.88%, 02/01/15	1,570	1,633,706
Wachovia Corp./Wells Fargo & Co.
5.63%, 10/15/16	310	346,546
5.75%, 02/01/18	575	665,472
Wells Fargo & Co.
1.50%, 01/16/18	400	398,650
3.50%, 03/08/22	370	378,856
3.68%, 06/15/16[c]	600	638,296
3.75%, 10/01/14	370	377,601
4.13%, 08/15/23	500	508,829
4.60%, 04/01/21	375	417,078
5.13%, 09/15/16	650	716,110
5.61%, 01/15/44	1,886	2,075,358
5.63%, 12/11/17	255	292,707
Series M
3.45%, 02/13/23	270	264,294
Wells Fargo Bank N.A.
4.75%, 02/09/15	750	780,292
Westpac Banking Corp.
1.60%, 01/12/18[a]	500	499,251
2.00%, 08/14/17	82	83,438
3.00%, 08/04/15	600	621,669
4.88%, 11/19/19	476	532,090
Zions BanCorp.
4.50%, 06/13/23 (Call 05/11/23)	65	65,830

		69,859,203
COMMERCIAL SERVICES & SUPPLIES — 0.49%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	250	234,756
Republic Services Inc.
3.80%, 05/15/18	350	375,429
4.75%, 05/15/23 (Call 02/15/23)	400	428,307
6.20%, 03/01/40	192	230,488
Unilever Capital Corp.
2.75%, 02/10/16	550	571,657

94	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

4.25%, 02/10/21	$400	$437,154
5.90%, 11/15/32	317	403,208
Waste Management Inc.
2.60%, 09/01/16	100	103,678
6.10%, 03/15/18	82	95,155
6.13%, 11/30/39	500	602,575
6.38%, 03/11/15	182	192,550
7.00%, 07/15/28	114	145,180
7.38%, 03/11/19	92	112,530

		3,932,667
COMMUNICATIONS EQUIPMENT — 0.48%
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	500	481,660
Cisco Systems Inc.
4.45%, 01/15/20	192	214,438
4.95%, 02/15/19	262	297,892
5.50%, 02/22/16	447	489,897
5.50%, 01/15/40	426	481,739
5.90%, 02/15/39	575	679,808
Harris Corp.
4.40%, 12/15/20	200	211,528
6.38%, 06/15/19[a]	100	116,974
Juniper Networks Inc.
3.10%, 03/15/16	50	51,667
4.60%, 03/15/21	250	253,301
5.95%, 03/15/41	50	48,644
Motorola Solutions Inc.
3.50%, 03/01/23	200	190,613
3.75%, 05/15/22	350	344,403

		3,862,564
COMPUTERS & PERIPHERALS — 0.64%
Apple Inc.
0.45%, 05/03/16	250	249,706
1.00%, 05/03/18	200	195,413
2.40%, 05/03/23[a]	1,000	921,020
3.85%, 05/04/43	500	433,795
EMC Corp.
1.88%, 06/01/18	362	362,512
3.38%, 06/01/23 (Call 03/01/23)	250	247,936
Hewlett-Packard Co.
2.13%, 09/13/15	400	408,033
2.60%, 09/15/17	350	361,054

Security	Principal (000s)	Value

2.65%, 06/01/16	$400	$413,698
4.30%, 06/01/21[a]	262	270,897
4.38%, 09/15/21	150	156,008
4.65%, 12/09/21	500	530,081
4.75%, 06/02/14	130	131,340
6.00%, 09/15/41	300	319,503
NetApp Inc.
2.00%, 12/15/17	80	80,974

		5,081,970
CONSTRUCTION & ENGINEERING — 0.03%
Fluor Corp.
3.38%, 09/15/21	250	252,077

		252,077
CONSTRUCTION MATERIALS — 0.04%
CRH America Inc.
6.00%, 09/30/16	319	356,453

		356,453
CONSUMER FINANCE — 2.52%
American Express Co.
1.55%, 05/22/18	350	345,187
2.65%, 12/02/22	362	343,441
4.05%, 12/03/42	275	249,489
6.80%, 09/01/66 (Call 09/01/16)[d]	128	138,880
7.00%, 03/19/18	656	786,097
American Express Credit Corp.
1.30%, 07/29/16	250	252,353
1.75%, 06/12/15	500	507,616
2.75%, 09/15/15	382	394,535
2.80%, 09/19/16	550	574,800
Series D
5.13%, 08/25/14[a]	212	216,765
Boeing Capital Corp.
4.70%, 10/27/19	226	254,860
Capital One Bank (USA) N.A.
8.80%, 07/15/19	850	1,095,813
Capital One Financial Corp.
2.15%, 03/23/15	250	253,813
3.15%, 07/15/16	150	157,272
4.75%, 07/15/21	40	43,549
6.75%, 09/15/17	250	293,398
Caterpillar Financial Services Corp.
1.05%, 03/26/15	450	453,338
2.05%, 08/01/16	210	215,636

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Continued)

iSHARES® CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

2.63%, 03/01/23[a]	$340	$320,737
7.15%, 02/15/19	250	306,610
Discover Financial Services
5.20%, 04/27/22	160	170,833
Ford Motor Credit Co. LLC
2.38%, 01/16/18	500	506,953
2.50%, 01/15/16	500	514,303
3.00%, 06/12/17	1,000	1,042,697
4.25%, 02/03/17	1,200	1,292,316
5.00%, 05/15/18	900	997,229
5.75%, 02/01/21	1,300	1,488,597
7.00%, 04/15/15	497	531,325
8.00%, 12/15/16	500	588,360
HSBC Finance Corp.
5.00%, 06/30/15	255	268,779
5.50%, 01/19/16	750	809,803
6.68%, 01/15/21	164	192,178
John Deere Capital Corp.
0.88%, 04/17/15	325	326,792
1.30%, 03/12/18	250	247,664
1.85%, 09/15/16	200	204,584
2.25%, 06/07/16	200	207,259
2.75%, 03/15/22[a]	850	828,394
2.95%, 03/09/15	160	164,267
3.15%, 10/15/21	170	171,610
PACCAR Financial Corp.
0.70%, 11/16/15	200	200,154
1.55%, 09/29/14	60	60,437
Toyota Motor Credit Corp.
1.25%, 11/17/14	212	213,419
1.38%, 01/10/18	312	310,077
2.00%, 09/15/16	100	103,075
2.63%, 01/10/23	300	285,445
3.20%, 06/17/15	250	258,683
3.30%, 01/12/22	550	560,707
3.40%, 09/15/21	400	414,285

		20,164,414
CONTAINERS & PACKAGING — 0.04%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	50	52,693
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	212	213,021

Security	Principal (000s)	Value

Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	$15	$15,494
5.75%, 11/01/40 (Call 05/01/40)	30	33,559

		314,767
DIVERSIFIED CONSUMER SERVICES — 0.11%
Emory University
5.63%, 09/01/19	40	47,083
Massachusetts Institute of Technology
5.60%, 07/01/11	105	127,901
Princeton University
Series A
4.95%, 03/01/19	250	285,054
Stanford University
4.75%, 05/01/19	159	180,442
Vanderbilt University
5.25%, 04/01/19	225	257,946

		898,426
DIVERSIFIED FINANCIAL SERVICES — 8.34%
Alterra Finance LLC
6.25%, 09/30/20	100	115,464
Associates Corp. of North America
6.95%, 11/01/18	505	606,095
Bank of America Corp.
1.25%, 01/11/16	500	503,365
2.00%, 01/11/18	800	803,850
3.30%, 01/11/23	450	437,498
3.63%, 03/17/16	75	79,045
3.70%, 09/01/15	350	364,920
4.13%, 01/22/24	1,000	1,019,957
4.50%, 04/01/15	200	208,022
5.00%, 05/13/21	525	583,189
5.25%, 12/01/15[a]	675	722,013
5.42%, 03/15/17	700	776,208
5.45%, 07/15/14	51	51,788
5.63%, 07/01/20	450	517,095
5.65%, 05/01/18	400	456,872
5.70%, 01/24/22	370	426,839
5.75%, 12/01/17	250	284,896
5.88%, 01/05/21	475	553,805
5.88%, 02/07/42	250	292,513
6.05%, 05/16/16	950	1,044,517
6.11%, 01/29/37	300	337,721
6.40%, 08/28/17	626	724,402

96	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

6.50%, 08/01/16	$275	$309,580
6.88%, 04/25/18	525	624,345
7.63%, 06/01/19	520	647,718
7.75%, 05/14/38	550	733,695
Series 1
3.75%, 07/12/16	975	1,035,013
BBVA U.S. Senior SA Unipersonal
4.66%, 10/09/15	900	944,195
BP Capital Markets PLC
1.38%, 05/10/18	500	492,650
1.85%, 05/05/17	350	356,951
2.50%, 11/06/22	250	232,850
3.13%, 10/01/15	375	390,295
3.20%, 03/11/16	100	105,078
3.56%, 11/01/21	500	514,927
3.88%, 03/10/15	500	517,994
3.99%, 09/26/23	250	257,506
4.50%, 10/01/20	300	329,516
4.74%, 03/11/21	100	111,166
4.75%, 03/10/19	250	280,929
Citigroup Inc.
1.25%, 01/15/16	350	352,240
1.70%, 07/25/16	250	253,218
3.38%, 03/01/23	400	388,640
3.88%, 10/25/23[a]	1,000	1,000,384
3.95%, 06/15/16	400	425,491
4.45%, 01/10/17	600	651,145
4.50%, 01/14/22	600	638,827
4.75%, 05/19/15	725	760,010
5.00%, 09/15/14	420	429,839
5.38%, 08/09/20	450	511,019
5.50%, 09/13/25	500	537,151
6.00%, 08/15/17[a]	225	257,359
6.00%, 10/31/33	455	495,502
6.01%, 01/15/15	500	522,860
6.13%, 11/21/17	650	750,577
6.13%, 05/15/18	475	550,724
6.88%, 03/05/38	575	739,397
8.13%, 07/15/39	400	580,286
8.50%, 05/22/19	175	224,931
CME Group Inc.
3.00%, 09/15/22	112	109,846
Daimler Finance North America LLC
8.50%, 01/18/31	210	311,903

Security	Principal (000s)	Value

Deutsche Telekom International Finance BV
4.88%, 07/08/14	$225	$228,366
5.75%, 03/23/16	500	548,819
6.75%, 08/20/18	400	478,196
8.75%, 06/15/30	471	679,071
General Electric Capital Corp.
1.00%, 01/08/16	650	655,330
1.63%, 04/02/18	900	901,238
2.15%, 01/09/15	1,050	1,066,425
2.25%, 11/09/15	1,000	1,028,973
2.95%, 05/09/16	775	811,866
3.10%, 01/09/23	270	263,647
3.50%, 06/29/15	75	78,091
4.63%, 01/07/21	325	359,811
4.65%, 10/17/21	175	193,173
4.88%, 03/04/15	700	732,041
5.00%, 01/08/16	285	308,044
5.30%, 02/11/21	270	304,878
5.40%, 02/15/17[a]	270	303,191
5.63%, 09/15/17	650	745,052
5.63%, 05/01/18	375	433,301
5.65%, 06/09/14	105	106,486
5.88%, 01/14/38	3,100	3,665,356
6.00%, 08/07/19	195	231,212
6.88%, 01/10/39	550	723,591
Series A
3.75%, 11/14/14	500	511,783
6.75%, 03/15/32	467	596,736
Series GMTN
6.38%, 11/15/67 (Call 11/15/17)[d]	400	443,000
Goldman Sachs Capital I
6.35%, 02/15/34	895	930,800
ING U.S. Inc.
5.50%, 07/15/22	250	278,709
International Bank for Reconstruction and Development
0.88%, 04/17/17	1,500	1,502,326
1.00%, 09/15/16	950	960,130
1.13%, 08/25/14	40	40,129
1.13%, 07/18/17[a]	250	251,617
2.13%, 03/15/16[a]	400	413,948
2.38%, 05/26/15	700	718,261
7.63%, 01/19/23	1,000	1,385,460

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Continued)

iSHARES® CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Series GDIF
1.88%, 03/15/19	$1,000	$1,010,864
J.P. Morgan Chase & Co.
1.13%, 02/26/16	500	502,856
1.88%, 03/20/15	650	658,997
2.60%, 01/15/16	250	258,513
3.15%, 07/05/16	500	525,149
3.20%, 01/25/23	1,500	1,453,541
3.45%, 03/01/16	432	453,747
4.25%, 10/15/20	600	645,098
4.35%, 08/15/21	680	730,576
4.40%, 07/22/20	242	263,181
4.50%, 01/24/22	500	538,886
4.63%, 05/10/21	600	656,543
5.13%, 09/15/14	465	476,206
5.40%, 01/06/42	576	634,692
5.50%, 10/15/40	300	333,923
5.60%, 07/15/41	500	564,940
6.00%, 01/15/18	719	830,279
6.30%, 04/23/19	426	505,485
6.40%, 05/15/38	625	773,712
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	250	261,432
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)	250	264,166
5.50%, 09/01/20[a]	100	110,376
NASDAQ OMX Group Inc. (The)
5.25%, 01/16/18	83	90,767
5.55%, 01/15/20	250	275,725
National Rural Utilities Cooperative Finance Corp.
3.05%, 02/15/22 (Call 11/15/21)	350	348,534
10.38%, 11/01/18	300	408,508
Series C
8.00%, 03/01/32	325	454,947
ORIX Corp.
4.71%, 04/27/15	500	521,819

		66,718,350
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.84%
AT&T Inc.
1.40%, 12/01/17	250	247,492
1.60%, 02/15/17	500	504,961
2.50%, 08/15/15	350	359,496

Security	Principal (000s)	Value

2.63%, 12/01/22 (Call 09/01/22)[a]	$500	$461,547
2.95%, 05/15/16	400	417,735
3.00%, 02/15/22	700	675,413
3.88%, 08/15/21	484	501,292
4.45%, 05/15/21[a]	382	410,974
5.35%, 09/01/40	1,078	1,098,464
5.50%, 02/01/18	480	545,892
5.80%, 02/15/19[a]	300	349,673
6.30%, 01/15/38	351	398,357
6.40%, 05/15/38	250	287,347
6.50%, 09/01/37	192	222,842
6.55%, 02/15/39	675	791,337
British Telecommunications PLC
1.63%, 06/28/16	500	508,269
5.95%, 01/15/18	400	461,163
9.63%, 12/15/30	328	505,582
Embarq Corp.
8.00%, 06/01/36	500	532,500
Orange
2.75%, 09/14/16	350	363,471
4.38%, 07/08/14	162	164,421
5.38%, 07/08/19	300	338,779
5.38%, 01/13/42	350	354,442
8.75%, 03/01/31	420	597,065
Qwest Corp.
6.75%, 12/01/21	150	169,500
6.88%, 09/15/33 (Call 03/31/14)	57	56,430
Royal KPN NV
8.38%, 10/01/30	250	333,540
Telefonica Emisiones SAU
3.19%, 04/27/18	800	825,222
3.73%, 04/27/15	150	154,506
3.99%, 02/16/16	55	57,794
4.57%, 04/27/23	500	509,355
4.95%, 01/15/15	130	134,386
5.46%, 02/16/21	250	273,757
5.88%, 07/15/19	250	283,574
6.42%, 06/20/16	350	389,639
Telefonica Europe BV
8.25%, 09/15/30	470	598,012
Verizon Communications Inc.
1.25%, 11/03/14	182	182,932
2.00%, 11/01/16	230	235,703
2.45%, 11/01/22 (Call 08/01/22)	400	364,610

98	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

3.00%, 04/01/16	$400	$417,513
3.50%, 11/01/21	764	769,109
3.65%, 09/14/18	3,150	3,360,188
3.85%, 11/01/42 (Call 05/01/42)	1,150	979,658
5.15%, 09/15/23	1,950	2,132,875
5.55%, 02/15/16	470	510,883
5.85%, 09/15/35	480	539,077
6.00%, 04/01/41	450	508,584
6.10%, 04/15/18	370	429,889
6.40%, 09/15/33	1,900	2,251,185
6.40%, 02/15/38	350	411,048
6.55%, 09/15/43	1,457	1,775,825
7.75%, 12/01/30	475	625,373
8.75%, 11/01/18[a]	252	323,392

		30,702,073
ELECTRIC UTILITIES — 4.23%
Alabama Power Co.
3.38%, 10/01/20	175	182,078
4.10%, 01/15/42	450	427,935
6.00%, 03/01/39	325	396,216
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	750	745,157
Appalachian Power Co.
7.00%, 04/01/38	200	257,741
Arizona Public Service Co.
4.50%, 04/01/42 (Call 10/01/41)	350	353,477
5.80%, 06/30/14	40	40,638
Cleveland Electric Illuminating Co. (The)
Series D
7.88%, 11/01/17	250	300,954
Commonwealth Edison Co.
1.95%, 09/01/16 (Call 08/01/16)	100	102,543
3.40%, 09/01/21 (Call 06/01/21)	200	205,056
5.80%, 03/15/18	165	190,668
6.45%, 01/15/38	500	635,114
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	150	141,057
Detroit Edison Co. (The)
5.70%, 10/01/37	550	649,126
Duke Energy Carolinas LLC
3.90%, 06/15/21 (Call 03/15/21)	450	480,838
4.25%, 12/15/41 (Call 06/15/41)	360	354,379
6.05%, 04/15/38	182	225,509

Security	Principal (000s)	Value

Duke Energy Corp.
1.63%, 08/15/17	$450	$452,994
2.15%, 11/15/16	426	434,399
3.05%, 08/15/22 (Call 05/15/22)	300	292,559
3.55%, 09/15/21 (Call 06/15/21)	200	205,707
3.95%, 09/15/14	112	114,102
Duke Energy Florida Inc.
3.85%, 11/15/42 (Call 05/15/42)[a]	650	599,283
5.65%, 04/01/40	200	238,657
6.40%, 06/15/38	97	125,126
Duke Energy Indiana Inc.
6.35%, 08/15/38	200	255,683
Duke Energy Progress Inc.
5.30%, 01/15/19	200	229,388
Edison International
3.75%, 09/15/17	200	214,544
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	300	314,330
Entergy Louisiana LLC
1.88%, 12/15/14	205	207,325
Entergy Texas Inc.
7.13%, 02/01/19[a]	350	415,882
Exelon Corp.
4.90%, 06/15/15	432	452,179
FirstEnergy Solutions Corp.
6.05%, 08/15/21[a]	350	384,967
6.80%, 08/15/39	400	420,629
Florida Power & Light Co.
5.25%, 02/01/41 (Call 08/01/40)	250	285,677
5.95%, 02/01/38	450	551,991
5.96%, 04/01/39	335	413,482
Georgia Power Co.
4.30%, 03/15/42	345	333,691
5.40%, 06/01/40	190	211,864
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	50	53,805
Iberdrola International BV
6.75%, 07/15/36	200	230,887
Indiana Michigan Power Co.
7.00%, 03/15/19	200	242,465
Interstate Power & Light Co.
6.25%, 07/15/39	100	126,540
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	200	212,322

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Continued)

iSHARES® CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Kentucky Utilities Co.
1.63%, 11/01/15	$50	$50,736
5.13%, 11/01/40 (Call 05/01/40)	110	121,640
LG&E and KU Energy LLC
2.13%, 11/15/15	200	203,438
4.38%, 10/01/21 (Call 07/01/21)	150	157,636
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	250	287,215
6.13%, 04/01/36	388	464,230
6.50%, 09/15/37	550	687,593
Nevada Power Co.
6.65%, 04/01/36	250	323,187
7.13%, 03/15/19	410	508,239
NextEra Energy Capital Holdings Inc.
1.20%, 06/01/15	105	105,450
4.50%, 06/01/21 (Call 03/01/21)[a]	575	609,331
6.00%, 03/01/19[a]	150	172,176
Nisource Finance Corp.
4.45%, 12/01/21 (Call 09/01/21)	500	530,761
5.80%, 02/01/42 (Call 08/01/41)	100	108,756
6.40%, 03/15/18	290	338,534
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	250	233,667
5.50%, 03/15/40	125	146,466
Oglethorpe Power Corp.
5.25%, 09/01/50	200	208,801
5.38%, 11/01/40	295	323,311
Ohio Power Co.
Series M
5.38%, 10/01/21[a]	285	329,767
Oklahoma Gas & Electric Co.
5.25%, 05/15/41 (Call 11/15/40)	155	172,512
Oncor Electric Delivery Co. LLC
6.80%, 09/01/18	150	178,771
7.00%, 09/01/22	270	334,260
7.50%, 09/01/38	476	648,302
Pacific Gas & Electric Co.
3.75%, 02/15/24 (Call 11/15/23)	325	327,918
5.40%, 01/15/40	255	281,262
6.05%, 03/01/34	100	118,581
6.25%, 03/01/39	550	669,330
8.25%, 10/15/18	350	441,862

Security	Principal (000s)	Value

PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	$700	$693,654
3.85%, 06/15/21 (Call 03/15/21)	260	276,310
6.00%, 01/15/39	450	553,716
Portland General Electric Co.
6.10%, 04/15/19	200	236,732
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	150	150,886
5.20%, 07/15/41 (Call 01/15/41)	375	422,824
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	200	216,458
7.75%, 03/01/31	325	438,453
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	750	699,282
4.75%, 08/15/41 (Call 02/15/41)	50	53,263
Public Service Co. of Oklahoma
4.40%, 02/01/21	200	215,945
South Carolina Electric & Gas Co.
6.05%, 01/15/38	225	275,812
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	200	213,715
5.50%, 08/15/18[a]	300	346,344
5.50%, 03/15/40	350	407,100
5.75%, 04/01/35	260	308,812
6.00%, 01/15/34	62	76,106
Southern Co. (The)
1.95%, 09/01/16	425	430,677
2.38%, 09/15/15[a]	200	204,330
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)	150	150,609
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	500	474,147
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	225	246,243
UIL Holdings Corp.
4.63%, 10/01/20	100	105,358
Union Electric Co.
6.70%, 02/01/19[a]	460	556,431
Virginia Electric and Power Co.
2.95%, 01/15/22 (Call 10/15/21)	400	396,942
5.40%, 04/30/18	311	355,444
8.88%, 11/15/38	205	325,636
Series A
6.00%, 05/15/37	275	334,594

100	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)	$50	$48,291
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	200	200,007
4.25%, 12/15/19	450	493,966
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	600	669,425
6.50%, 07/01/36	375	468,481

		33,838,689
ELECTRICAL EQUIPMENT — 0.37%
ABB Finance (USA) Inc.
1.63%, 05/08/17	40	40,183
2.88%, 05/08/22	250	244,011
Eaton Corp. PLC
1.50%, 11/02/17	450	449,567
4.00%, 11/02/32	600	574,277
5.60%, 05/15/18	212	239,067
Emerson Electric Co.
4.25%, 11/15/20	250	273,775
5.00%, 04/15/19	175	196,893
Rockwell Automation Inc.
6.70%, 01/15/28	125	160,508
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	500	473,038
Tyco Electronics Group SA
3.50%, 02/03/22 (Call 11/03/21)[a]	150	146,846
6.55%, 10/01/17	127	146,850

		2,945,015
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.24%
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	300	301,782
Arrow Electronics Inc.
3.38%, 11/01/15	22	22,789
4.50%, 03/01/23 (Call 12/01/22)	250	251,635
Avnet Inc.
4.88%, 12/01/22	350	360,412
Corning Inc.
5.75%, 08/15/40	350	409,612
Ingram Micro Inc.
5.25%, 09/01/17	150	161,357
Jabil Circuit Inc.
4.70%, 09/15/22	400	382,000

		1,889,587

Security	Principal (000s)	Value

ENERGY EQUIPMENT & SERVICES — 1.22%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	$350	$355,882
5.13%, 09/15/40	300	329,513
7.50%, 11/15/18	40	49,750
Cameron International Corp.
4.50%, 06/01/21 (Call 03/01/21)	500	532,087
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	250	290,780
Ensco PLC
3.25%, 03/15/16	100	104,666
4.70%, 03/15/21	376	404,666
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	300	304,781
4.50%, 11/15/41 (Call 05/15/41)	276	273,970
6.15%, 09/15/19	150	178,838
7.45%, 09/15/39	375	526,208
Nabors Industries Inc.
4.63%, 09/15/21	350	359,301
6.15%, 02/15/18	300	339,904
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	600	570,061
3.95%, 12/01/42 (Call 06/01/42)	92	84,757
Noble Holding International Ltd.
3.95%, 03/15/22[a]	250	248,979
4.63%, 03/01/21	30	31,622
4.90%, 08/01/20[a]	250	267,726
6.20%, 08/01/40	200	217,398
Pride International Inc.
6.88%, 08/15/20	500	603,158
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	240	249,588
5.00%, 09/01/17	100	109,288
Transocean Inc.
4.95%, 11/15/15	250	266,371
6.00%, 03/15/18	346	389,127
6.38%, 12/15/21	425	475,363
6.50%, 11/15/20	100	112,939
6.80%, 03/15/38	225	248,147
7.35%, 12/15/41[a]	85	101,635
7.50%, 04/15/31	250	288,677
Weatherford International Inc.
6.35%, 06/15/17	171	194,692

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Continued)

iSHARES® CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)	$226	$235,744
6.50%, 08/01/36	200	223,718
6.75%, 09/15/40	500	579,952
9.63%, 03/01/19	187	243,721

		9,793,009
FOOD & STAPLES RETAILING — 1.50%
Costco Wholesale Corp.
1.13%, 12/15/17	225	222,913
1.70%, 12/15/19	525	512,480
5.50%, 03/15/17	168	188,759
CVS Caremark Corp.
5.75%, 06/01/17	526	599,754
5.75%, 05/15/41 (Call 11/15/40)	650	748,053
6.13%, 08/15/16	171	191,430
6.25%, 06/01/27	274	332,809
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
4.13%, 04/10/19	250	262,376
6.50%, 06/15/17[a]	300	340,936
Kroger Co. (The)
2.20%, 01/15/17	350	359,281
3.40%, 04/15/22 (Call 01/15/22)	350	343,412
5.40%, 07/15/40 (Call 01/15/40)	226	235,103
7.50%, 04/01/31	325	411,625
Safeway Inc.
3.95%, 08/15/20[a]	400	396,500
Sysco Corp.
0.55%, 06/12/15	500	500,609
6.63%, 03/17/39	100	128,387
Wal-Mart Stores Inc.
0.60%, 04/11/16	250	250,659
1.13%, 04/11/18	250	246,472
1.50%, 10/25/15	334	340,289
2.80%, 04/15/16	400	416,416
3.25%, 10/25/20	400	416,024
4.00%, 04/11/43 (Call 10/11/42)	476	446,609
4.25%, 04/15/21	288	315,768
5.00%, 10/25/40	220	241,058
5.25%, 09/01/35	385	432,673
5.63%, 04/15/41	676	800,715
6.20%, 04/15/38	1,000	1,250,811
6.50%, 08/15/37	240	310,053

Security	Principal (000s)	Value

Walgreen Co.
3.10%, 09/15/22	$450	$434,234
5.25%, 01/15/19	276	312,773

		11,988,981
FOOD PRODUCTS — 1.34%
Archer-Daniels-Midland Co.
5.38%, 09/15/35	421	467,930
5.45%, 03/15/18	72	82,072
5.77%, 03/01/41	250	295,769
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	350	369,622
8.50%, 06/15/19	300	373,632
Campbell Soup Co.
3.05%, 07/15/17	500	524,091
ConAgra Foods Inc.
1.30%, 01/25/16	212	213,376
3.20%, 01/25/23 (Call 10/25/22)	400	380,273
3.25%, 09/15/22	750	722,823
4.95%, 08/15/20	100	109,522
7.00%, 04/15/19[a]	300	360,677
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	700	704,223
5.20%, 03/17/15	250	262,212
5.65%, 02/15/19	137	158,447
Hershey Co. (The)
1.50%, 11/01/16	112	114,051
4.13%, 12/01/20	100	109,123
Ingredion Inc.
4.63%, 11/01/20	150	160,965
Kellogg Co.
1.75%, 05/17/17	200	202,461
1.88%, 11/17/16	160	163,197
2.75%, 03/01/23	350	333,544
4.00%, 12/15/20	330	351,375
Series B
7.45%, 04/01/31	222	291,061
Kraft Foods Group Inc.
2.25%, 06/05/17	370	381,461
3.50%, 06/06/22	600	603,421
6.88%, 01/26/39	232	298,003
McCormick & Co. Inc.
3.90%, 07/15/21 (Call 04/15/21)	30	31,602
Mead Johnson Nutrition Co.
4.90%, 11/01/19	350	384,979

102	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Mondelez International Inc.
4.13%, 02/09/16	$492	$522,875
5.38%, 02/10/20	700	798,433
6.13%, 02/01/18	172	199,019
6.13%, 08/23/18	200	232,928
6.50%, 02/09/40	250	311,062
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	192	199,751

		10,713,980
GAS UTILITIES — 0.29%
AGL Capital Corp.
5.25%, 08/15/19	200	225,491
5.88%, 03/15/41 (Call 09/15/40)	200	234,848
Atmos Energy Corp.
4.15%, 01/15/43 (Call 07/15/42)	250	237,203
5.50%, 06/15/41 (Call 12/15/40)	100	113,655
8.50%, 03/15/19	132	170,072
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	431	469,576
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	250	240,919
4.90%, 12/01/21 (Call 09/01/21)	120	127,659
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	268	258,725
Questar Corp.
2.75%, 02/01/16	50	50,981
Southern Natural Gas Co. LLC
5.90%, 04/01/17[b]	203	226,059

		2,355,188
HEALTH CARE EQUIPMENT & SUPPLIES — 0.98%
Abbott Laboratories
4.13%, 05/27/20	200	217,936
5.13%, 04/01/19	196	224,543
5.30%, 05/27/40	218	248,825
Baxter International Inc.
1.85%, 01/15/17	300	304,747
3.20%, 06/15/23 (Call 03/15/23)	500	490,523
5.38%, 06/01/18	350	397,276
Becton, Dickinson and Co.
3.25%, 11/12/20	400	411,900
Boston Scientific Corp.
6.00%, 01/15/20	550	640,141
CareFusion Corp.
5.13%, 08/01/14	162	164,994

Security	Principal (000s)	Value

Covidien International Finance SA
6.00%, 10/15/17	$550	$630,287
6.55%, 10/15/37	170	217,818
CR Bard Inc.
1.38%, 01/15/18	300	295,361
2.88%, 01/15/16	100	104,507
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	100	102,926
Medtronic Inc.
1.38%, 04/01/18	550	545,341
3.00%, 03/15/15	192	197,364
3.13%, 03/15/22 (Call 12/15/21)	400	399,054
4.45%, 03/15/20	300	332,599
5.55%, 03/15/40	140	159,207
5.60%, 03/15/19	250	290,460
St. Jude Medical Inc.
2.50%, 01/15/16	100	102,955
4.75%, 04/15/43 (Call 10/15/42)	400	400,791
Stryker Corp.
1.30%, 04/01/18	112	110,196
2.00%, 09/30/16	300	309,141
Zimmer Holdings Inc.
3.38%, 11/30/21 (Call 08/30/21)	500	500,499

		7,799,391
HEALTH CARE PROVIDERS & SERVICES — 1.57%
Aetna Inc.
1.75%, 05/15/17 (Call 04/15/17)	212	213,113
2.75%, 11/15/22 (Call 08/15/22)	600	566,044
3.95%, 09/01/20	100	106,607
4.13%, 06/01/21 (Call 03/01/21)[a]	226	241,801
6.63%, 06/15/36	238	297,522
AmerisourceBergen Corp.
3.50%, 11/15/21 (Call 08/15/21)	300	309,756
5.88%, 09/15/15	185	199,466
Cardinal Health Inc.
1.90%, 06/15/17	250	253,381
3.20%, 06/15/22[a]	180	174,751
Cigna Corp.
4.38%, 12/15/20 (Call 09/15/20)[a]	150	162,256
4.50%, 03/15/21 (Call 12/15/20)	212	229,245
5.13%, 06/15/20	237	266,526
5.38%, 02/15/42 (Call 08/15/41)	276	303,790
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	150	171,021

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Continued)

iSHARES® CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Express Scripts Holding Co.
2.10%, 02/12/15	$80	$81,052
2.65%, 02/15/17	200	207,821
3.13%, 05/15/16	250	261,981
3.50%, 11/15/16	300	318,439
3.90%, 02/15/22	210	216,380
4.75%, 11/15/21	330	359,035
6.13%, 11/15/41	42	49,486
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	212	201,668
6.45%, 06/01/16	210	234,624
7.20%, 06/15/18[a]	300	359,832
Laboratory Corp. of America Holdings
3.13%, 05/15/16	105	108,214
3.75%, 08/23/22 (Call 05/23/22)	250	249,836
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	212	198,342
4.75%, 03/01/21 (Call 12/01/20)	200	219,206
5.70%, 03/01/17	171	188,404
6.00%, 03/01/41 (Call 09/01/40)	226	263,153
Medco Health Solutions Inc.
2.75%, 09/15/15[a]	450	463,783
7.13%, 03/15/18	250	298,507
Quest Diagnostics Inc.
4.70%, 04/01/21	200	211,594
5.45%, 11/01/15	105	112,440
6.95%, 07/01/37	250	290,491
UnitedHealth Group Inc.
2.75%, 02/15/23 (Call 11/15/22)	600	567,441
4.63%, 11/15/41 (Call 05/15/41)	200	201,162
4.70%, 02/15/21 (Call 11/15/20)[a]	350	386,808
5.38%, 03/15/16	250	272,102
5.80%, 03/15/36	99	115,846
6.00%, 02/15/18	98	113,687
6.88%, 02/15/38	250	328,231
WellPoint Inc.
1.88%, 01/15/18[a]	270	270,048
3.70%, 08/15/21 (Call 05/15/21)	282	286,655
4.35%, 08/15/20	200	214,402
4.63%, 05/15/42	500	481,511
5.25%, 01/15/16	426	460,286
6.38%, 06/15/37	426	510,858

		12,598,604

Security	Principal (000s)	Value

HOTELS, RESTAURANTS & LEISURE — 0.42%
Darden Restaurants Inc.
4.50%, 10/15/21	$112	$111,000
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	175	165,731
5.38%, 08/15/21 (Call 05/15/21)	132	144,048
International Game Technology
7.50%, 06/15/19[a]	150	176,668
Marriott International Inc.
3.00%, 03/01/19 (Call 12/01/18)[a]	200	204,097
3.25%, 09/15/22 (Call 06/15/22)	250	240,587
McDonald’s Corp.
2.63%, 01/15/22	325	319,426
5.35%, 03/01/18	185	212,242
6.30%, 10/15/37	150	190,121
6.30%, 03/01/38	430	544,591
Starbucks Corp.
3.85%, 10/01/23 (Call 07/01/23)	200	205,859
Wyndham Worldwide Corp.
2.95%, 03/01/17 (Call 02/01/17)	200	203,780
4.25%, 03/01/22 (Call 12/01/21)	150	148,899
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	200	203,113
5.30%, 09/15/19	250	279,545
6.25%, 03/15/18	29	33,466

		3,383,173
HOUSEHOLD DURABLES — 0.14%
MDC Holdings Inc.
5.50%, 01/15/24 (Call 10/15/23)	100	102,000
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	250	243,365
Newell Rubbermaid Inc.
4.00%, 06/15/22 (Call 03/15/22)	112	115,025
4.70%, 08/15/20	100	107,537
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	250	246,261
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)[a]	200	205,269
Whirlpool Corp.
4.85%, 06/15/21[a]	105	114,188

		1,133,645
HOUSEHOLD PRODUCTS — 0.54%
Church & Dwight Co. Inc.
3.35%, 12/15/15	50	51,577

104	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Clorox Co. (The)
3.80%, 11/15/21	$550	$564,418
Colgate-Palmolive Co.
1.30%, 01/15/17[a]	600	608,382
2.95%, 11/01/20	250	254,244
Energizer Holdings Inc.
4.70%, 05/24/22	250	257,560
Kimberly-Clark Corp.
2.40%, 06/01/23	350	327,466
6.13%, 08/01/17	200	231,948
6.63%, 08/01/37	150	196,180
Procter & Gamble Co. (The)
1.45%, 08/15/16	340	346,327
2.30%, 02/06/22[a]	500	480,264
4.70%, 02/15/19	450	511,830
5.55%, 03/05/37	428	506,581

		4,336,777
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.36%
Constellation Energy Group Inc.
4.55%, 06/15/15	409	426,495
Exelon Generation Co. LLC
5.20%, 10/01/19	250	276,180
5.60%, 06/15/42 (Call 12/15/41)	305	311,175
6.25%, 10/01/39	500	541,230
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)[a]	200	199,214
6.20%, 05/15/16	247	270,872
PSEG Power LLC
4.15%, 09/15/21 (Call 06/15/21)	100	103,893
Southern Power Co.
5.15%, 09/15/41	100	104,734
Series D
4.88%, 07/15/15	250	263,504
TransAlta Corp.
4.75%, 01/15/15	360	371,884

		2,869,181
INDUSTRIAL CONGLOMERATES — 0.59%
3M Co.
1.38%, 09/29/16	150	152,565
5.70%, 03/15/37	450	538,786
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	250	243,642

Security	Principal (000s)	Value

Danaher Corp.
2.30%, 06/23/16	$50	$51,884
3.90%, 06/23/21 (Call 03/23/21)	210	222,499
5.40%, 03/01/19	300	346,912
General Electric Co.
0.85%, 10/09/15	276	277,612
2.70%, 10/09/22	226	217,724
4.13%, 10/09/42	750	724,057
5.25%, 12/06/17	293	334,132
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	200	236,303
Koninklijke Philips NV
3.75%, 03/15/22	200	206,169
5.00%, 03/15/42	250	260,936
5.75%, 03/11/18	312	359,805
Parker Hannifin Corp.
Series A
6.25%, 05/15/38	100	123,308
Pentair Finance SA
2.65%, 12/01/19	182	177,337
3.15%, 09/15/22 (Call 06/15/22)	250	232,352

		4,706,023
INSURANCE — 3.52%
ACE INA Holdings Inc.
2.60%, 11/23/15	320	330,397
5.88%, 06/15/14	40	40,615
5.90%, 06/15/19	200	236,310
Aflac Inc.
6.45%, 08/15/40	150	184,596
8.50%, 05/15/19	550	711,976
Alleghany Corp.
4.95%, 06/27/22	150	160,436
5.63%, 09/15/20	100	111,765
Allstate Corp. (The)
5.00%, 08/15/14	40	40,822
5.55%, 05/09/35	454	516,155
7.45%, 05/16/19[a]	112	140,844
American International Group Inc.
3.80%, 03/22/17	260	279,207
4.88%, 09/15/16	260	284,477
4.88%, 06/01/22	500	545,885
5.05%, 10/01/15	700	746,085
5.85%, 01/16/18	234	268,934

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Continued)

iSHARES® CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

6.25%, 03/15/87[a]	$700	$728,000
6.40%, 12/15/20	370	440,719
8.18%, 05/15/68 (Call 05/15/38)[d]	450	576,000
8.25%, 08/15/18[a]	700	877,439
Aon PLC
5.00%, 09/30/20[a]	226	252,233
6.25%, 09/30/40	441	533,641
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20[a]	100	114,724
AXA SA
8.60%, 12/15/30	400	512,000
Axis Specialty Finance LLC
5.88%, 06/01/20	250	283,958
Berkshire Hathaway Finance Corp.
4.40%, 05/15/42	400	382,113
5.40%, 05/15/18[a]	390	449,347
5.75%, 01/15/40	226	261,783
Berkshire Hathaway Inc.
1.55%, 02/09/18	350	350,132
1.90%, 01/31/17	476	488,591
4.50%, 02/11/43	350	341,305
Chubb Corp. (The)
5.75%, 05/15/18	525	606,540
6.50%, 05/15/38	250	321,629
CNA Financial Corp.
5.88%, 08/15/20	82	95,271
Fidelity National Financial Inc.
5.50%, 09/01/22	250	263,709
Genworth Holdings Inc.
5.75%, 06/15/14	105	106,461
6.52%, 05/22/18	132	153,176
7.63%, 09/24/21[a]	400	489,149
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	200	222,940
Hartford Financial Services Group Inc.
5.13%, 04/15/22	550	612,292
6.63%, 03/30/40	192	240,889
Infinity Property & Casualty Corp.
5.00%, 09/19/22	250	256,824
Kemper Corp.
6.00%, 11/30/15	100	106,734
Lincoln National Corp.
4.20%, 03/15/22	262	273,635

Security	Principal (000s)	Value

4.85%, 06/24/21	$50	$54,625
7.00%, 06/15/40	226	296,232
8.75%, 07/01/19	351	453,979
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	500	458,017
Manulife Financial Corp.
4.90%, 09/17/20[a]	250	271,223
Markel Corp.
5.35%, 06/01/21	300	331,013
Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	200	216,794
5.75%, 09/15/15	173	185,935
MetLife Inc.
3.05%, 12/15/22	240	231,921
4.75%, 02/08/21	350	389,025
5.00%, 06/15/15	390	411,973
5.88%, 02/06/41	200	235,444
6.40%, 12/15/66 (Call 12/15/31)	315	329,175
6.75%, 06/01/16	150	169,303
7.72%, 02/15/19	725	908,322
Series D
4.37%, 09/15/23	950	1,005,274
Principal Financial Group Inc.
1.85%, 11/15/17	112	112,492
3.13%, 05/15/23	250	237,740
3.30%, 09/15/22	300	291,072
6.05%, 10/15/36	132	154,875
Progressive Corp. (The)
3.75%, 08/23/21	400	418,329
6.70%, 06/15/67 (Call 06/15/17)[d]	40	44,000
Protective Life Corp.
8.45%, 10/15/39	226	302,117
Prudential Financial Inc.
3.00%, 05/12/16	55	57,318
5.10%, 08/15/43	250	262,283
5.63%, 06/15/43 (Call 06/15/23)[d]	450	461,250
5.70%, 12/14/36	285	320,836
5.88%, 09/15/42 (Call 09/15/22)[d]	250	260,000
7.38%, 06/15/19	300	373,027
8.88%, 06/15/38 (Call 06/15/18)[d]	250	303,125
Series B
5.10%, 09/20/14	250	256,407
Series D
4.75%, 09/17/15	250	265,109

106	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

6.00%, 12/01/17	$250	$289,608
6.63%, 12/01/37	55	69,064
Reinsurance Group of America Inc.
5.00%, 06/01/21	400	432,524
Torchmark Corp.
9.25%, 06/15/19	125	161,235
Transatlantic Holdings Inc.
8.00%, 11/30/39	225	293,034
Travelers Companies Inc. (The)
5.80%, 05/15/18	285	329,213
5.90%, 06/02/19	300	352,488
6.25%, 06/15/37	250	312,420
Travelers Property Casualty Corp.
6.38%, 03/15/33	150	186,659
Unum Group
7.13%, 09/30/16	175	199,801
WR Berkley Corp.
4.63%, 03/15/22	55	57,691
5.38%, 09/15/20[a]	200	221,869
XLIT Ltd.
5.25%, 09/15/14	200	204,861
5.75%, 10/01/21	62	71,622

		28,190,062
INTERNET & CATALOG RETAIL — 0.10%
Amazon.com Inc.
0.65%, 11/27/15	112	112,185
1.20%, 11/29/17	250	247,756
Expedia Inc.
5.95%, 08/15/20	300	333,000
QVC Inc.
4.38%, 03/15/23	112	108,065

		801,006
INTERNET SOFTWARE & SERVICES — 0.17%
eBay Inc.
1.35%, 07/15/17	330	331,010
1.63%, 10/15/15	140	142,485
2.60%, 07/15/22 (Call 04/15/22)[a]	300	282,431
3.25%, 10/15/20 (Call 07/15/20)	100	103,260
Google Inc.
2.13%, 05/19/16	300	310,702
3.63%, 05/19/21	200	213,137

		1,383,025

Security	Principal (000s)	Value

IT SERVICES — 0.78%
Computer Sciences Corp.
6.50%, 03/15/18	$240	$279,268
Fidelity National Information Services Inc.
2.00%, 04/15/18	250	246,192
5.00%, 03/15/22 (Call 03/15/17)	350	358,977
Fiserv Inc.
3.13%, 06/15/16	25	26,023
3.50%, 10/01/22 (Call 07/01/22)	112	108,520
4.75%, 06/15/21	350	371,900
International Business Machines Corp.
1.25%, 02/06/17	500	504,659
1.25%, 02/08/18	300	297,484
1.95%, 07/22/16	600	617,692
2.90%, 11/01/21[a]	500	493,893
4.00%, 06/20/42	165	152,433
5.60%, 11/30/39	342	391,743
5.70%, 09/14/17	684	784,435
7.63%, 10/15/18	570	712,583
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)	200	203,499
Western Union Co. (The)
3.65%, 08/22/18[a]	250	257,497
5.25%, 04/01/20[a]	160	171,439
5.93%, 10/01/16	230	255,383

		6,233,620
LEISURE EQUIPMENT & PRODUCTS — 0.06%
Mattel Inc.
2.50%, 11/01/16	100	103,256
3.15%, 03/15/23 (Call 12/15/22)	275	260,627
4.35%, 10/01/20	100	106,531

		470,414
LIFE SCIENCES TOOLS & SERVICES — 0.35%
Agilent Technologies Inc.
5.00%, 07/15/20	500	547,869
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	150	165,907
6.00%, 03/01/20	300	348,727
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	50	52,538

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Continued)

iSHARES® CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Thermo Fisher Scientific Inc.
2.25%, 08/15/16	$312	$320,941
3.20%, 03/01/16	312	326,481
4.15%, 02/01/24 (Call 11/01/23)	500	513,611
4.50%, 03/01/21[a]	500	540,160

		2,816,234
MACHINERY — 0.67%
Caterpillar Inc.
3.90%, 05/27/21	500	530,415
5.20%, 05/27/41	700	772,104
5.70%, 08/15/16	490	544,654
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	216	208,021
4.38%, 10/16/19	200	222,669
5.38%, 10/16/29	326	379,361
Dover Corp.
5.38%, 10/15/35	85	96,648
5.38%, 03/01/41 (Call 12/01/40)	250	284,386
5.45%, 03/15/18	100	114,409
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	100	102,707
3.50%, 03/01/24 (Call 12/01/23)	250	250,421
4.88%, 09/15/41 (Call 03/15/41)	100	105,233
6.25%, 04/01/19	112	131,988
Joy Global Inc.
5.13%, 10/15/21[a]	300	320,758
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	350	345,992
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	50	53,695
Stanley Black & Decker Inc.
2.90%, 11/01/22	500	479,911
3.40%, 12/01/21 (Call 09/01/21)	122	123,292
Xylem Inc.
3.55%, 09/20/16	260	274,207

		5,340,871
MEDIA — 3.43%
21st Century Fox America Inc.
4.50%, 02/15/21	400	435,321
5.30%, 12/15/14	147	152,722
6.15%, 02/15/41	550	638,823
6.65%, 11/15/37	426	516,392
6.90%, 08/15/39	375	461,518

Security	Principal (000s)	Value

CBS Corp.
1.95%, 07/01/17	$350	$354,221
3.38%, 03/01/22 (Call 12/01/21)	500	491,226
5.75%, 04/15/20	230	261,817
7.88%, 07/30/30	270	352,009
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	200	283,882
Comcast Corp.
4.25%, 01/15/33	500	489,363
4.65%, 07/15/42	700	698,105
4.75%, 03/01/44	225	230,570
5.15%, 03/01/20	400	454,662
5.70%, 07/01/19	242	281,615
5.90%, 03/15/16	300	330,787
6.45%, 03/15/37	225	277,600
6.95%, 08/15/37	365	473,692
COX Communications Inc.
5.45%, 12/15/14	84	87,186
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	300	314,604
3.80%, 03/15/22[a]	500	493,525
4.75%, 10/01/14	60	61,453
5.00%, 03/01/21	550	593,399
5.15%, 03/15/42	500	467,881
5.20%, 03/15/20	300	330,284
5.88%, 10/01/19	100	114,289
6.00%, 08/15/40 (Call 05/15/40)	90	93,188
6.38%, 03/01/41	200	215,967
Discovery Communications LLC
4.38%, 06/15/21	700	743,253
5.05%, 06/01/20	300	334,075
6.35%, 06/01/40	112	129,664
Grupo Televisa SAB de CV CPO
6.63%, 03/18/25[a]	550	637,335
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23[a]	162	158,262
4.00%, 03/15/22	100	99,932
NBCUniversal Media LLC
2.88%, 04/01/16	250	260,513
3.65%, 04/30/15	500	517,929
4.38%, 04/01/21	162	175,796

108	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

5.15%, 04/30/20[a]	$350	$399,660
5.95%, 04/01/41[a]	200	233,399
6.40%, 04/30/40	500	617,841
Omnicom Group Inc.
3.63%, 05/01/22	500	497,718
4.45%, 08/15/20	200	216,781
5.90%, 04/15/16	35	38,518
Scripps Networks Interactive Inc.
2.70%, 12/15/16	200	208,514
Thomson Reuters Corp.
3.95%, 09/30/21 (Call 06/30/21)	200	203,835
5.65%, 11/23/43 (Call 05/23/43)	250	262,639
6.50%, 07/15/18	192	225,005
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	182	188,856
5.00%, 02/01/20	300	331,957
5.50%, 09/01/41 (Call 03/01/41)	650	674,561
5.85%, 05/01/17[a]	400	452,584
6.55%, 05/01/37	463	533,740
6.75%, 07/01/18	250	294,606
6.75%, 06/15/39	500	591,917
7.30%, 07/01/38	350	436,277
7.50%, 04/01/14	60	60,309
8.25%, 04/01/19[a]	480	603,390
Time Warner Inc.
3.15%, 07/15/15	200	206,639
3.40%, 06/15/22	950	942,526
4.75%, 03/29/21	210	228,941
4.88%, 03/15/20	140	155,625
5.88%, 11/15/16	426	478,070
6.10%, 07/15/40	450	512,185
6.25%, 03/29/41	58	67,570
7.63%, 04/15/31	650	853,895
7.70%, 05/01/32	197	262,060
Viacom Inc.
3.50%, 04/01/17	226	241,000
3.88%, 12/15/21[a]	800	825,243
4.50%, 03/01/21	200	214,766
5.85%, 09/01/43 (Call 03/01/43)	332	363,237
6.88%, 04/30/36	212	254,998
Walt Disney Co. (The)
0.88%, 12/01/14	72	72,393
1.10%, 12/01/17	232	230,585
1.13%, 02/15/17	238	239,302

Security	Principal (000s)	Value

2.35%, 12/01/22	$200	$187,261
3.70%, 12/01/42	500	450,207
4.38%, 08/16/41	150	149,712
5.50%, 03/15/19	226	262,674
7.00%, 03/01/32	85	113,723
WPP Finance 2010
4.75%, 11/21/21	75	80,038

		27,477,617
METALS & MINING — 2.30%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)	292	307,569
5.55%, 02/01/17	171	186,654
5.72%, 02/23/19	400	436,804
5.95%, 02/01/37[a]	221	217,271
6.15%, 08/15/20	160	176,149
Allegheny Technologies Inc.
9.38%, 06/01/19[a]	150	183,523
Barrick Gold Corp.
3.85%, 04/01/22[a]	300	287,101
6.95%, 04/01/19	212	251,312
Barrick North America Finance LLC
4.40%, 05/30/21	750	758,792
5.70%, 05/30/41	800	767,183
BHP Billiton Finance (USA) Ltd.
2.88%, 02/24/22	600	590,113
6.50%, 04/01/19	355	429,168
Cliffs Natural Resources Inc.
3.95%, 01/15/18[a]	276	280,052
4.80%, 10/01/20[a]	200	195,145
4.88%, 04/01/21 (Call 01/01/21)[a]	203	196,095
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15	150	150,772
2.15%, 03/01/17	276	280,617
2.38%, 03/15/18[a]	250	252,261
3.10%, 03/15/20	750	740,223
3.55%, 03/01/22 (Call 12/01/21)	476	458,306
5.45%, 03/15/43 (Call 09/15/42)	726	716,910
Glencore Canada Corp.
5.50%, 06/15/17[a]	250	277,482
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)[a]	210	207,371
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	326	296,787

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Continued)

iSHARES® CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

4.88%, 03/15/42 (Call 09/15/41)	$250	$202,347
5.13%, 10/01/19	130	138,656
6.25%, 10/01/39	450	428,667
Nucor Corp.
5.75%, 12/01/17	425	487,649
6.40%, 12/01/37	250	292,251
Rio Tinto Finance (USA) Ltd.
2.25%, 09/20/16	450	464,206
3.75%, 09/20/21	450	463,746
5.20%, 11/02/40	376	395,144
6.50%, 07/15/18	255	302,922
8.95%, 05/01/14	42	42,555
9.00%, 05/01/19	182	238,582
Rio Tinto Finance (USA) PLC
1.13%, 03/20/15	450	452,223
2.88%, 08/21/22 (Call 05/21/22)[a]	850	807,149
4.13%, 08/21/42 (Call 02/21/42)	200	179,246
4.75%, 03/22/42 (Call 09/22/41)	226	222,310
Southern Copper Corp.
3.50%, 11/08/22	210	201,140
6.75%, 04/16/40	350	357,033
7.50%, 07/27/35	300	331,169
Teck Resources Ltd.
3.00%, 03/01/19[a]	200	203,352
3.85%, 08/15/17	50	53,372
4.75%, 01/15/22 (Call 10/15/21)	260	269,937
5.40%, 02/01/43 (Call 08/01/42)[a]	500	474,303
6.13%, 10/01/35	212	216,801
Vale Overseas Ltd.
4.38%, 01/11/22[a]	650	647,204
4.63%, 09/15/20	250	261,987
6.25%, 01/23/17[a]	289	322,270
6.88%, 11/21/36	776	832,659
Vale SA
5.63%, 09/11/42	500	466,983

		18,399,523
MULTI-UTILITIES — 1.03%
Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43 (Call 09/01/42)	500	465,897
5.50%, 12/01/39	130	150,855
6.30%, 08/15/37	298	377,907
6.65%, 04/01/19	200	243,330

Security	Principal (000s)	Value

Consumers Energy Co.
3.38%, 08/15/23 (Call 05/15/23)	$125	$125,448
6.70%, 09/15/19[a]	800	981,604
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	250	252,213
Dominion Resources Inc.
4.45%, 03/15/21	225	242,455
7.00%, 06/15/38	250	321,223
8.88%, 01/15/19	200	256,334
Series B
2.75%, 09/15/22 (Call 06/15/22)[a]	260	244,613
Series C
5.15%, 07/15/15	57	60,325
DTE Energy Co.
3.85%, 12/01/23 (Call 09/01/23)	100	101,916
Integrys Energy Group Inc.
4.17%, 11/01/20	100	105,042
National Grid PLC
6.30%, 08/01/16	400	448,399
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	250	231,959
5.50%, 03/01/40	260	303,278
Series D
5.70%, 12/01/36	250	298,948
Puget Sound Energy Inc.
5.76%, 10/01/39	250	302,338
5.76%, 07/15/40	250	303,471
San Diego Gas & Electric Co.
3.00%, 08/15/21	200	203,217
3.95%, 11/15/41	400	378,245
6.00%, 06/01/39	200	252,517
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	200	201,117
4.75%, 05/15/21 (Call 02/15/21)	400	418,062
Sempra Energy
2.30%, 04/01/17	226	232,344
6.00%, 10/15/39	326	381,327
9.80%, 02/15/19	40	53,089
TECO Finance Inc.
6.57%, 11/01/17	175	202,897
Veolia Environnement SA
6.00%, 06/01/18	55	62,381

		8,202,751

110	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

MULTILINE RETAIL — 0.57%
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	$350	$327,291
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)	212	217,341
6.88%, 12/15/37	150	175,241
Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)	80	81,671
5.90%, 12/01/16	500	561,859
6.38%, 03/15/37	350	416,089
7.00%, 02/15/28	50	59,904
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)[b]	197	204,827
6.25%, 01/15/18	260	300,653
Target Corp.
4.00%, 07/01/42	42	38,172
5.38%, 05/01/17	600	677,459
6.00%, 01/15/18	400	464,348
6.35%, 11/01/32	127	154,327
7.00%, 01/15/38	650	852,189

		4,531,371
OFFICE ELECTRONICS — 0.13%
Pitney Bowes Inc.
5.25%, 01/15/37	175	188,125
Xerox Corp.
2.95%, 03/15/17	200	209,088
4.50%, 05/15/21	150	156,945
6.35%, 05/15/18	226	263,172
6.75%, 12/15/39	226	256,600

		1,073,930
OIL, GAS & CONSUMABLE FUELS — 6.62%
Anadarko Petroleum Corp.
5.95%, 09/15/16	310	346,509
6.20%, 03/15/40	500	578,213
6.38%, 09/15/17	340	393,135
6.45%, 09/15/36	299	353,732
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	500	504,169
4.25%, 01/15/44 (Call 07/15/43)[a]	150	140,428
5.10%, 09/01/40 (Call 03/01/40)	70	73,776
5.63%, 01/15/17	90	100,594
6.00%, 01/15/37	250	292,633

Security	Principal (000s)	Value

Buckeye Partners LP
4.88%, 02/01/21 (Call 11/01/20)	$300	$311,855
5.50%, 08/15/19	40	44,276
5.85%, 11/15/43 (Call 05/15/43)	100	103,316
Canadian Natural Resources Ltd.
1.45%, 11/14/14	80	80,562
3.45%, 11/15/21 (Call 08/15/21)[a]	450	453,842
5.70%, 05/15/17	250	283,350
6.25%, 03/15/38	171	200,783
6.50%, 02/15/37	275	328,527
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	450	422,531
5.70%, 10/15/19	150	172,984
6.75%, 11/15/39	200	248,726
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	1,100	1,095,040
1.72%, 06/24/18 (Call 05/24/18)	400	402,249
2.36%, 12/05/22 (Call 09/05/22)	850	797,990
ConocoPhillips
4.60%, 01/15/15	192	199,000
5.75%, 02/01/19	400	470,310
6.00%, 01/15/20	700	835,545
6.50%, 02/01/39	325	424,287
6.95%, 04/15/29	278	371,890
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	1,250	1,179,435
DCP Midstream Operating LP
3.25%, 10/01/15	270	276,489
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)[a]	250	262,653
4.75%, 05/15/42 (Call 11/15/41)	450	442,617
5.60%, 07/15/41 (Call 01/15/41)	100	109,802
6.30%, 01/15/19	376	441,334
7.95%, 04/15/32	220	301,040
El Paso Natural Gas Co.
8.38%, 06/15/32	100	134,473
El Paso Pipeline Partners Operating Co. LLC
7.50%, 11/15/40	260	323,477
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)[a]	276	285,471
9.88%, 03/01/19	172	225,685
Series B
7.50%, 04/15/38	250	310,986

SCHEDULES OF INVESTMENTS	111

Schedule of Investments (Continued)

iSHARES® CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Enbridge Inc.
5.80%, 06/15/14	$60	$60,881
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[a]	450	462,621
5.90%, 12/01/17	256	293,117
6.50%, 02/01/38	468	550,914
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)	400	419,725
5.15%, 02/01/43 (Call 08/01/42)	400	381,663
5.20%, 02/01/22 (Call 11/01/21)	150	161,379
5.95%, 02/01/15	450	471,527
6.05%, 06/01/41 (Call 12/01/40)	450	474,828
9.00%, 04/15/19	140	177,922
9.70%, 03/15/19	111	144,388
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	400	389,632
3.70%, 06/01/15	345	357,836
4.85%, 08/15/42 (Call 02/15/42)	200	197,074
5.70%, 02/15/42	270	296,686
6.45%, 09/01/40	250	300,118
7.55%, 04/15/38	250	324,953
Series D
6.88%, 03/01/33	400	494,293
Series G
5.60%, 10/15/14	352	362,816
Series L
6.30%, 09/15/17	400	464,026
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	462	436,417
4.10%, 02/01/21	100	108,189
5.63%, 06/01/19	276	319,797
5.88%, 09/15/17	150	172,105
EQT Corp.
4.88%, 11/15/21	250	260,666
8.13%, 06/01/19	250	305,128
Gulf South Pipeline Co. LP
4.00%, 06/15/22 (Call 03/15/22)[a]	500	497,892
Hess Corp.
6.00%, 01/15/40	250	283,403
7.13%, 03/15/33	137	171,760
8.13%, 02/15/19	162	203,019
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	226	231,854
6.80%, 09/15/37	100	126,087

Security	Principal (000s)	Value

7.25%, 12/15/19	$205	$252,318
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	450	427,938
3.50%, 09/01/23 (Call 06/01/23)	400	377,960
3.95%, 09/01/22 (Call 06/01/22)	500	499,679
4.15%, 03/01/22	200	203,412
4.15%, 02/01/24	250	247,394
5.30%, 09/15/20	250	277,946
5.95%, 02/15/18	88	100,759
6.50%, 02/01/37	84	93,839
6.55%, 09/15/40	200	226,480
6.95%, 01/15/38	310	365,305
Magellan Midstream Partners LP
4.25%, 02/01/21	180	193,261
Marathon Oil Corp.
5.90%, 03/15/18	500	575,505
6.00%, 10/01/17	300	344,917
6.60%, 10/01/37	200	249,271
Marathon Petroleum Corp.
3.50%, 03/01/16	50	52,465
5.13%, 03/01/21	54	60,080
6.50%, 03/01/41 (Call 09/01/40)	300	358,843
Murphy Oil Corp.
2.50%, 12/01/17	250	255,155
3.70%, 12/01/22 (Call 09/01/22)	240	229,415
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	92	96,618
6.00%, 03/01/41 (Call 09/01/40)	200	228,647
8.25%, 03/01/19	250	313,559
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	300	298,511
1.75%, 02/15/17	400	407,576
2.70%, 02/15/23 (Call 11/15/22)	550	520,497
3.13%, 02/15/22 (Call 11/15/21)	42	41,902
ONEOK Partners LP
2.00%, 10/01/17 (Call 07/01/17)	150	151,322
3.25%, 02/01/16 (Call 01/01/16)	250	260,405
3.38%, 10/01/22 (Call 07/01/22)	330	318,400
6.13%, 02/01/41 (Call 08/01/40)	40	44,132
6.65%, 10/01/36	171	197,780
8.63%, 03/01/19	180	227,740
Panhandle Eastern Pipe Line Co. LP
7.00%, 06/15/18	300	350,836

112	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Petro-Canada
6.80%, 05/15/38	$326	$412,289
9.25%, 10/15/21	325	438,680
Petrohawk Energy Corp.
7.25%, 08/15/18 (Call 08/15/14)	450	478,125
Phillips 66
2.95%, 05/01/17	332	348,653
5.88%, 05/01/42	471	539,370
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	250	255,943
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	200	186,902
3.65%, 06/01/22 (Call 03/01/22)	250	252,948
3.95%, 09/15/15	250	262,239
5.15%, 06/01/42 (Call 12/01/41)	260	269,100
8.75%, 05/01/19	226	292,271
Plains Exploration & Production Co.
6.75%, 02/01/22 (Call 02/01/17)	250	276,250
Shell International Finance BV
0.63%, 12/04/15	200	200,421
2.00%, 11/15/18[a]	225	227,324
2.25%, 01/06/23	750	692,188
2.38%, 08/21/22	255	240,227
3.10%, 06/28/15	450	465,707
3.25%, 09/22/15	125	130,320
4.30%, 09/22/19	200	222,523
4.38%, 03/25/20	250	278,016
5.50%, 03/25/40	450	525,765
6.38%, 12/15/38	200	255,417
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	150	157,786
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	450	461,797
Spectra Energy Partners LP
4.60%, 06/15/21 (Call 03/15/21)	200	214,785
Suncor Energy Inc.
6.10%, 06/01/18	187	217,751
6.50%, 06/15/38	400	491,778
6.85%, 06/01/39	226	288,376

Security	Principal (000s)	Value

Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	$210	$197,836
6.10%, 02/15/42	250	266,920
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	200	199,421
7.75%, 06/01/19	500	609,376
TC Pipelines LP
4.65%, 06/15/21 (Call 03/15/21)	100	103,149
Texas Eastern Transmission LP
7.00%, 07/15/32	250	310,069
Total Capital Canada Ltd.
2.75%, 07/15/23	400	378,665
Total Capital International SA
1.50%, 02/17/17	362	367,513
2.70%, 01/25/23	600	568,868
3.75%, 04/10/24[a]	250	255,254
Total Capital SA
3.00%, 06/24/15	475	490,502
4.13%, 01/28/21[a]	225	243,755
4.45%, 06/24/20	200	222,395
TransCanada PipeLines Ltd.
0.88%, 03/02/15	250	250,800
2.50%, 08/01/22	550	516,349
3.80%, 10/01/20	85	89,762
6.20%, 10/15/37	207	248,432
6.35%, 05/15/67 (Call 05/15/17)[d]	150	155,063
6.50%, 08/15/18	275	327,628
7.63%, 01/15/39	750	1,035,529
Valero Energy Corp.
4.50%, 02/01/15	60	62,105
6.13%, 02/01/20	250	293,687
6.63%, 06/15/37	304	359,451
7.50%, 04/15/32	185	233,096
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	350	345,596
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)[a]	292	263,887
8.75%, 03/15/32	209	250,077
Williams Partners LP
3.80%, 02/15/15	325	334,564
5.25%, 03/15/20	300	333,699
5.80%, 11/15/43 (Call 05/15/43)	100	106,034

SCHEDULES OF INVESTMENTS	113

Schedule of Investments (Continued)

iSHARES® CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

6.30%, 04/15/40	$442	$496,850
7.25%, 02/01/17	326	376,489
XTO Energy Inc.
5.50%, 06/15/18	450	521,036

		52,973,105
PAPER & FOREST PRODUCTS — 0.34%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	112	112,560
7.25%, 07/29/19	100	116,602
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)[a]	200	199,874
6.25%, 09/01/42	160	166,393
Georgia-Pacific LLC
7.75%, 11/15/29	450	591,683
International Paper Co.
4.75%, 02/15/22 (Call 11/15/21)	150	162,259
6.00%, 11/15/41 (Call 05/15/41)	50	57,575
7.50%, 08/15/21[a]	650	819,808
7.95%, 06/15/18	179	220,566
9.38%, 05/15/19	182	238,648

		2,685,968
PERSONAL PRODUCTS — 0.05%
Avon Products Inc.
6.50%, 03/01/19[a]	250	277,593
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	100	93,323

		370,916
PHARMACEUTICALS — 2.74%
AbbVie Inc.
1.75%, 11/06/17	42	42,349
2.00%, 11/06/18	400	399,640
2.90%, 11/06/22	950	915,241
4.40%, 11/06/42	325	318,902
Actavis Inc.
1.88%, 10/01/17	50	49,996
3.25%, 10/01/22 (Call 07/01/22)	350	336,510
4.63%, 10/01/42 (Call 04/01/42)	30	28,485
6.13%, 08/15/19	400	465,970
Allergan Inc.
3.38%, 09/15/20	500	517,672
AstraZeneca PLC
4.00%, 09/18/42	210	194,582
5.40%, 06/01/14	40	40,490

Security	Principal (000s)	Value

5.90%, 09/15/17	$357	$413,927
6.45%, 09/15/37	675	846,932
Bristol-Myers Squibb Co.
2.00%, 08/01/22	500	455,692
5.88%, 11/15/36	126	151,343
6.13%, 05/01/38	230	285,214
Eli Lilly and Co.
4.20%, 03/06/14	162	162,017
5.55%, 03/15/37	290	331,711
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	500	480,210
5.65%, 05/15/18	700	812,056
6.38%, 05/15/38	504	643,583
GlaxoSmithKline Capital PLC
0.75%, 05/08/15	400	401,634
2.85%, 05/08/22	300	295,040
Johnson & Johnson
5.15%, 07/15/18	775	893,910
5.55%, 08/15/17	100	113,926
5.95%, 08/15/37	380	476,161
Merck & Co. Inc.
1.10%, 01/31/18	276	272,441
1.30%, 05/18/18	350	345,454
2.80%, 05/18/23	42	40,214
4.00%, 06/30/15	430	450,199
5.00%, 06/30/19	392	450,315
5.85%, 06/30/39	485	584,416
6.00%, 09/15/17	150	173,871
6.55%, 09/15/37	850	1,110,691
Novartis Capital Corp.
2.40%, 09/21/22	200	188,974
2.90%, 04/24/15	112	115,261
3.40%, 05/06/24	500	501,739
Novartis Securities Investment Ltd.
5.13%, 02/10/19	586	671,158
Pfizer Inc.
5.35%, 03/15/15	982	1,031,241
6.20%, 03/15/19	132	158,167
7.20%, 03/15/39	1,050	1,455,962
Sanofi
1.20%, 09/30/14	30	30,157
1.25%, 04/10/18	600	590,502
2.63%, 03/29/16	250	260,414
4.00%, 03/29/21	450	481,171

114	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	$200	$207,122
Series 2
3.65%, 11/10/21[a]	200	199,465
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	500	514,698
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	250	239,833
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36[a]	285	322,695
Wyeth LLC
5.95%, 04/01/37	550	664,918
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	500	481,937
4.70%, 02/01/43 (Call 08/01/42)	300	296,853

		21,913,061
PROFESSIONAL SERVICES — 0.10%
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)[a]	250	250,794
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	200	190,565
6.30%, 07/01/17[a]	100	113,702
Verisk Analytics Inc.
4.13%, 09/12/22	250	246,730

		801,791
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.21%
American Tower Corp.
4.50%, 01/15/18	112	121,988
4.63%, 04/01/15	500	520,283
5.05%, 09/01/20	300	326,098
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)[a]	250	238,326
3.95%, 01/15/21 (Call 10/15/20)	50	52,406
5.70%, 03/15/17[a]	225	250,080
BioMed Realty LP
4.25%, 07/15/22 (Call 04/15/22)[a]	192	191,327
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	100	106,464
4.13%, 05/15/21	875	915,791
5.88%, 10/15/19	200	229,872
Brandywine Operating Partnership LP
4.95%, 04/15/18 (Call 03/15/18)	200	217,268

Security	Principal (000s)	Value

BRE Properties Inc.
3.38%, 01/15/23 (Call 10/15/22)	$200	$188,733
CommonWealth REIT
6.25%, 06/15/17 (Call 12/15/16)	250	267,572
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)	500	519,390
Digital Realty Trust LP
4.50%, 07/15/15 (Call 04/15/15)	200	207,554
5.25%, 03/15/21 (Call 12/15/20)[a]	210	220,892
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	500	507,285
8.25%, 08/15/19	225	279,043
ERP Operating LP
4.75%, 07/15/20 (Call 04/15/20)	350	387,322
5.25%, 09/15/14	225	230,498
5.75%, 06/15/17	432	490,300
HCP Inc.
3.75%, 02/01/16	250	263,094
4.25%, 11/15/23 (Call 08/15/23)	250	256,070
5.38%, 02/01/21 (Call 11/03/20)	400	447,325
6.70%, 01/30/18	75	87,865
Health Care REIT Inc.
4.13%, 04/01/19 (Call 01/01/19)	400	427,731
4.95%, 01/15/21 (Call 10/15/20)	262	284,610
5.25%, 01/15/22 (Call 10/15/21)	200	218,901
6.20%, 06/01/16	250	276,161
Healthcare Realty Trust Inc.
6.50%, 01/17/17	125	139,250
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	250	258,958
6.70%, 01/15/18 (Call 07/15/17)	225	251,578
Host Hotels & Resorts LP Series D
3.75%, 10/15/23 (Call 07/15/23)	575	550,285
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	350	380,489
Kimco Realty Corp.
4.30%, 02/01/18 (Call 11/01/17)	200	215,746
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	400	423,526
Mack-Cali Realty Corp.
7.75%, 08/15/19	212	255,338

SCHEDULES OF INVESTMENTS	115

Schedule of Investments (Continued)

iSHARES® CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	$200	$223,958
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)[a]	250	231,223
ProLogis LP
4.50%, 08/15/17	120	128,197
6.88%, 03/15/20 (Call 12/16/19)	345	405,184
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	500	475,334
6.75%, 08/15/19	225	267,541
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	200	203,984
2.75%, 02/01/23 (Call 11/01/22)[a]	500	472,965
5.10%, 06/15/15	307	324,567
5.25%, 12/01/16 (Call 09/02/16)	182	199,862
5.65%, 02/01/20 (Call 11/01/19)	354	413,805
6.13%, 05/30/18	197	230,889
6.75%, 02/01/40 (Call 11/01/39)	450	583,717
UDR Inc.
4.25%, 06/01/18	225	241,811
4.63%, 01/10/22 (Call 10/10/21)	250	264,198
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	500	502,978
3.13%, 11/30/15	100	103,680
4.75%, 06/01/21 (Call 03/01/21)	300	321,566
Weyerhaeuser Co.
6.88%, 12/15/33	725	903,226

		17,704,104
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.01%
Regency Centers LP
5.88%, 06/15/17	105	117,611

		117,611
ROAD & RAIL — 1.09%
Burlington Northern Santa Fe Corp.
3.05%, 03/15/22 (Call 12/15/21)	162	157,375
3.45%, 09/15/21 (Call 06/15/21)	678	690,294
4.45%, 03/15/43 (Call 09/15/42)	500	478,999
5.75%, 05/01/40 (Call 11/01/39)	362	414,343
6.15%, 05/01/37	37	44,011
Canadian National Railway Co.
1.45%, 12/15/16 (Call 11/15/16)	150	151,981
5.55%, 03/01/19	300	349,038

Security	Principal (000s)	Value

6.38%, 11/15/37	$450	$573,177
Canadian Pacific Railway Co.
5.95%, 05/15/37	250	289,297
7.13%, 10/15/31	375	471,822
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	200	208,469
4.10%, 03/15/44 (Call 09/15/43)[a]	500	452,943
4.25%, 06/01/21 (Call 03/01/21)	50	53,237
6.15%, 05/01/37	102	121,488
6.22%, 04/30/40	100	120,228
6.25%, 04/01/15	350	371,302
7.38%, 02/01/19	250	307,480
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	500	489,783
4.84%, 10/01/41	503	511,460
5.90%, 06/15/19	282	327,241
7.70%, 05/15/17	280	332,989
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)	200	205,244
2.50%, 03/01/18 (Call 02/01/18)	200	201,193
3.15%, 03/02/15	200	204,981
3.50%, 06/01/17	100	105,741
3.60%, 03/01/16	30	31,386
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	400	423,567
5.78%, 07/15/40	540	620,724

		8,709,793
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.42%
Applied Materials Inc.
2.65%, 06/15/16	100	103,806
4.30%, 06/15/21	200	212,726
Broadcom Corp.
2.38%, 11/01/15	50	51,297
2.70%, 11/01/18	162	166,079
Intel Corp.
1.35%, 12/15/17	500	499,134
1.95%, 10/01/16	137	141,004
2.70%, 12/15/22	450	426,568
3.30%, 10/01/21	350	357,553
4.80%, 10/01/41	512	524,897
Texas Instruments Inc.
0.45%, 08/03/15	250	249,949

116	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

1.65%, 08/03/19	$400	$389,212
2.38%, 05/16/16	250	259,470

		3,381,695
SOFTWARE — 0.76%
Adobe Systems Inc.
4.75%, 02/01/20	250	275,403
Autodesk Inc.
1.95%, 12/15/17	112	112,501
CA Inc.
5.38%, 12/01/19	42	47,325
Microsoft Corp.
1.63%, 09/25/15	250	254,248
2.38%, 05/01/23 (Call 02/01/23)[a]	326	304,284
2.50%, 02/08/16	226	235,124
3.00%, 10/01/20[a]	276	284,835
3.50%, 11/15/42	250	213,986
4.20%, 06/01/19	222	245,870
4.50%, 10/01/40	350	353,411
5.30%, 02/08/41	212	238,781
Oracle Corp.
2.50%, 10/15/22	200	188,079
3.75%, 07/08/14	102	103,199
3.88%, 07/15/20	100	106,895
5.00%, 07/08/19	212	241,240
5.25%, 01/15/16	245	266,251
5.38%, 07/15/40	1,000	1,119,787
5.75%, 04/15/18	329	381,965
6.50%, 04/15/38	350	447,063
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	250	257,546
4.20%, 09/15/20	350	366,289

		6,044,082
SPECIALTY RETAIL — 0.76%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	50	52,097
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	350	348,538
5.75%, 01/15/15	230	240,289
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	300	337,115
Home Depot Inc. (The)
2.70%, 04/01/23 (Call 01/01/23)	250	238,501
4.20%, 04/01/43 (Call 10/01/42)	250	242,353

Security	Principal (000s)	Value

4.40%, 04/01/21 (Call 01/01/21)	$450	$497,163
5.40%, 03/01/16	1,070	1,172,530
5.88%, 12/16/36	150	180,722
5.95%, 04/01/41 (Call 10/01/40)	440	536,213
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	100	101,604
3.12%, 04/15/22 (Call 01/15/22)	210	210,150
4.63%, 04/15/20 (Call 10/15/19)[a]	200	222,268
5.40%, 10/15/16	40	44,351
5.50%, 10/15/35[a]	275	306,367
6.65%, 09/15/37	600	760,796
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)	300	320,367
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)[a]	160	157,285
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	125	116,360

		6,085,069
TEXTILES, APPAREL & LUXURY GOODS — 0.07%
Cintas Corp. No. 2
2.85%, 06/01/16	350	361,478
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	80	74,246
VF Corp.
3.50%, 09/01/21 (Call 06/21/21)	150	153,114

		588,838
THRIFTS & MORTGAGE FINANCE — 0.04%
Countrywide Financial Corp.
6.25%, 05/15/16	315	347,663

		347,663
TOBACCO — 0.89%
Altria Group Inc.
4.00%, 01/31/24	1,000	998,210
4.13%, 09/11/15	212	223,066
4.75%, 05/05/21[a]	500	545,987
9.25%, 08/06/19	246	328,493
9.70%, 11/10/18	475	631,950
10.20%, 02/06/39	193	313,120
Lorillard Tobacco Co.
3.50%, 08/04/16[a]	100	105,469
6.88%, 05/01/20[a]	500	587,085
Philip Morris International Inc.
2.50%, 05/16/16	300	312,118

SCHEDULES OF INVESTMENTS	117

Schedule of Investments (Continued)

iSHARES® CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

2.50%, 08/22/22	$192	$179,102
2.90%, 11/15/21	675	663,075
4.13%, 03/04/43	212	193,210
5.65%, 05/16/18	600	694,785
6.38%, 05/16/38	450	550,265
Reynolds American Inc.
3.25%, 11/01/22[a]	250	236,729
4.75%, 11/01/42	250	233,774
6.75%, 06/15/17[a]	180	209,095
7.25%, 06/15/37	114	139,199

		7,144,732
TRADING COMPANIES & DISTRIBUTORS — 0.06%
GATX Corp.
3.50%, 07/15/16	250	263,379
4.85%, 06/01/21	200	209,062

		472,441
WATER UTILITIES — 0.06%
American Water Capital Corp.
6.59%, 10/15/37	400	507,513

		507,513
WIRELESS TELECOMMUNICATION SERVICES — 0.86%
Alltel Corp.
7.88%, 07/01/32	35	46,896
America Movil SAB de CV
2.38%, 09/08/16	300	309,445
3.13%, 07/16/22	500	473,566
3.63%, 03/30/15	350	359,066
4.38%, 07/16/42[a]	250	218,329
5.00%, 10/16/19	300	333,459
5.00%, 03/30/20	550	604,615
5.50%, 03/01/14	130	130,000
6.13%, 03/30/40	300	333,973
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	450	573,963
New Cingular Wireless Services Inc.
8.75%, 03/01/31	250	363,243
Rogers Communications Inc.
6.80%, 08/15/18	180	215,464
Vodafone Group PLC
1.50%, 02/19/18	300	297,251
2.50%, 09/26/22	250	229,356
2.95%, 02/19/23	900	847,584

Security	Principal (000s)	Value

5.45%, 06/10/19	$500	$579,417
5.63%, 02/27/17	150	169,539
5.75%, 03/15/16	212	234,071
6.15%, 02/27/37	505	569,864

		6,889,101

TOTAL CORPORATE BONDS & NOTES
(Cost: $637,123,054)		656,576,031

FOREIGN AGENCY OBLIGATIONS[f] — 8.37%

AUSTRIA — 0.21%
Oesterreichische Kontrollbank AG
1.13%, 07/06/15	475	480,208
4.50%, 03/09/15	150	156,458
5.00%, 04/25/17	900	1,013,958

		1,650,624
BRAZIL — 0.66%
Banco do Brasil SA
3.88%, 10/10/22[a]	500	451,300
Petrobras Global Finance BV
2.00%, 05/20/16	250	248,359
4.38%, 05/20/23	250	226,318
5.63%, 05/20/43	400	337,230
Petrobras International Finance Co.
3.50%, 02/06/17[a]	450	456,936
3.88%, 01/27/16	650	668,915
5.38%, 01/27/21	600	601,864
5.75%, 01/20/20	250	259,961
5.88%, 03/01/18[a]	534	570,877
6.75%, 01/27/41[a]	750	723,229
6.88%, 01/20/40[a]	250	245,472
7.88%, 03/15/19	400	456,575

		5,247,036
CANADA — 1.71%
British Columbia (Province of)
1.20%, 04/25/17	500	505,105
2.65%, 09/22/21[a]	355	357,668
7.25%, 09/01/36	300	429,170
Export Development Canada
0.50%, 09/15/15	500	502,044
3.13%, 04/24/14	215	215,879
Hydro-Quebec
1.38%, 06/19/17	600	605,712
2.00%, 06/30/16	180	185,640

118	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

8.05%, 07/07/24	$485	$664,523
Manitoba (Province of)
4.90%, 12/06/16	150	166,888
Nexen Energy ULC
5.88%, 03/10/35	250	274,570
6.20%, 07/30/19	150	174,713
6.40%, 05/15/37	171	199,555
7.50%, 07/30/39	192	251,996
Nova Scotia (Province of)
2.38%, 07/21/15	450	462,541
5.13%, 01/26/17	250	279,988
Ontario (Province of)
1.10%, 10/25/17	900	896,341
1.20%, 02/14/18	850	843,842
1.60%, 09/21/16	400	409,324
2.30%, 05/10/16	650	674,523
2.95%, 02/05/15	500	512,265
4.00%, 10/07/19[a]	800	880,685
4.10%, 06/16/14	75	75,824
4.40%, 04/14/20[a]	450	503,586
4.95%, 11/28/16[a]	900	1,002,110
Quebec (Province of)
2.63%, 02/13/23	250	239,127
2.75%, 08/25/21	75	74,699
3.50%, 07/29/20	405	430,910
4.60%, 05/26/15	275	289,387
5.00%, 03/01/16	310	337,724
5.13%, 11/14/16	188	210,172
7.50%, 09/15/29	710	992,529

		13,649,040
CHINA — 0.03%
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	250	225,363

		225,363
COLOMBIA — 0.07%
Ecopetrol SA
7.63%, 07/23/19[a]	500	600,000

		600,000
GERMANY — 2.31%
FMS Wertmanagement AoeR
0.63%, 04/18/16	400	401,164

Security	Principal (000s)	Value

KfW
0.50%, 09/30/15	$500	$501,550
0.50%, 04/19/16	350	350,356
1.25%, 10/26/15	900	913,890
1.25%, 10/05/16	1,050	1,066,533
2.00%, 06/01/16	750	775,068
2.00%, 10/04/22	650	614,736
2.13%, 01/17/23	2,650	2,512,814
2.38%, 08/25/21[a]	1,075	1,067,170
2.63%, 03/03/15	1,200	1,228,292
2.63%, 02/16/16	750	782,159
2.63%, 01/25/22	1,200	1,202,763
2.75%, 09/08/20[a]	700	721,622
3.50%, 03/10/14	200	200,094
4.00%, 01/27/20	850	940,880
4.50%, 07/16/18	450	508,334
4.88%, 01/17/17	500	558,465
4.88%, 06/17/19	500	577,311
5.13%, 03/14/16	710	777,186
Landwirtschaftliche Rentenbank
1.00%, 04/04/18[a]	800	789,721
1.38%, 10/23/19	400	388,328
1.88%, 09/17/18	450	457,588
2.13%, 07/15/16	175	181,480
2.38%, 09/13/17	450	470,493
3.13%, 07/15/15	325	337,477
5.00%, 11/08/16	170	189,388

		18,514,862
JAPAN — 0.46%
Japan Bank for International Cooperation
1.13%, 07/19/17[a]	1,000	1,001,997
Japan Finance Corp.
2.50%, 01/21/16	300	311,333
2.50%, 05/18/16	500	520,512
2.88%, 02/02/15	700	716,026
Japan Finance Organization for Municipalities
4.00%, 01/13/21	500	546,317
5.00%, 05/16/17	500	561,434

		3,657,619

SCHEDULES OF INVESTMENTS	119

Schedule of Investments (Continued)

iSHARES® CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

MEXICO — 0.62%
Pemex Project Funding Master Trust
5.75%, 03/01/18	$450	$500,625
6.63%, 06/15/35	320	348,800
Petroleos Mexicanos
3.50%, 01/30/23	650	607,750
4.88%, 03/15/15	160	168,000
4.88%, 03/15/15[b]	500	519,375
4.88%, 01/24/22	600	627,000
5.50%, 01/21/21	940	1,024,600
6.50%, 06/02/41	900	956,250
8.00%, 05/03/19[a]	200	243,500

		4,995,900
NORWAY — 0.33%
Statoil ASA
3.13%, 08/17/17	850	903,910
3.15%, 01/23/22	800	805,016
4.80%, 11/08/43	250	265,308
5.10%, 08/17/40	500	548,009
5.25%, 04/15/19	120	138,326

		2,660,569
SOUTH KOREA — 0.57%
Export-Import Bank of Korea (The)
4.00%, 01/11/17	500	538,808
4.13%, 09/09/15	300	315,388
5.00%, 04/11/22	500	556,664
5.13%, 06/29/20	700	784,239
Korea Development Bank (The)
1.50%, 01/22/18	500	489,565
3.88%, 05/04/17	1,000	1,072,373
4.38%, 08/10/15	500	524,235
Korea Finance Corp.
4.63%, 11/16/21	300	324,517

		4,605,789
SUPRANATIONAL — 1.21%
Asian Development Bank
0.50%, 06/20/16	330	329,874
1.13%, 03/15/17	800	807,655
1.75%, 03/21/19	1,750	1,758,524
1.88%, 10/23/18	205	208,428
2.50%, 03/15/16	600	624,965
Inter-American Development Bank
0.88%, 03/15/18	900	885,928

Security	Principal (000s)	Value

1.13%, 03/15/17	$1,525	$1,539,592
1.38%, 10/18/16	475	484,185
2.25%, 07/15/15	450	462,264
3.00%, 02/21/24	1,000	1,004,036
3.88%, 02/14/20	600	661,526
5.13%, 09/13/16	855	951,828

		9,718,805
SWEDEN — 0.19%
Svensk Exportkredit AB
1.13%, 04/05/18	900	887,578
3.25%, 09/16/14	112	113,796
5.13%, 03/01/17	433	486,360

		1,487,734

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $66,280,319)		67,013,341

FOREIGN GOVERNMENT OBLIGATIONS[f] — 4.92%

BRAZIL — 0.88%
Brazil (Federative Republic of)
2.63%, 01/05/23[a]	1,500	1,327,500
4.88%, 01/22/21	700	749,000
5.88%, 01/15/19[a]	550	620,125
6.00%, 01/17/17	550	611,325
7.13%, 01/20/37	787	912,920
7.88%, 03/07/15	340	363,800
8.00%, 01/15/18[a]	172	192,640
8.25%, 01/20/34	375	482,812
8.75%, 02/04/25[a]	275	365,750
10.13%, 05/15/27	800	1,208,000
11.00%, 08/17/40 (Call 08/17/15)	207	235,670

		7,069,542
CANADA — 0.06%
Canada (Government of)
0.88%, 02/14/17[a]	400	401,982
2.38%, 09/10/14	105	106,208

		508,190
CHILE — 0.07%
Chile (Republic of)
3.25%, 09/14/21[a]	300	300,000
3.88%, 08/05/20[a]	250	267,500

		567,500

120	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

COLOMBIA — 0.46%
Colombia (Republic of)
2.63%, 03/15/23 (Call 12/15/22)	$500	$445,000
4.38%, 07/12/21[a]	400	420,000
6.13%, 01/18/41	500	547,500
7.38%, 01/27/17	500	576,250
7.38%, 03/18/19	450	542,250
7.38%, 09/18/37[a]	750	941,250
8.25%, 12/22/14	190	200,925

		3,673,175
ISRAEL — 0.12%
Israel (State of)
4.50%, 01/30/43[a]	500	457,500
5.13%, 03/26/19	405	459,169

		916,669
ITALY — 0.34%
Italy (Republic of)
3.13%, 01/26/15	450	459,001
4.50%, 01/21/15	1,100	1,135,596
5.25%, 09/20/16	350	380,554
5.38%, 06/15/33[a]	500	553,026
6.88%, 09/27/23	125	151,292

		2,679,469
MEXICO — 0.71%
United Mexican States
3.63%, 03/15/22	400	404,000
4.75%, 03/08/44[a]	850	794,750
5.13%, 01/15/20[a]	110	122,650
5.63%, 01/15/17	700	785,050
5.95%, 03/19/19	165	192,225
6.05%, 01/11/40	1,400	1,568,000
6.75%, 09/27/34	500	607,500
7.50%, 04/08/33	545	713,950
11.38%, 09/15/16	400	504,000

		5,692,125
PANAMA — 0.08%
Panama (Republic of)
6.70%, 01/26/36	475	536,750
7.25%, 03/15/15	77	82,000

		618,750

Security	Principal (000s)	Value

PERU — 0.29%
Peru (Republic of)
5.63%, 11/18/50	$340	$348,500
6.55%, 03/14/37	250	292,500
7.13%, 03/30/19	190	230,850
7.35%, 07/21/25	700	893,550
8.38%, 05/03/16	250	288,750
8.75%, 11/21/33	155	224,750

		2,278,900
PHILIPPINES — 0.55%
Philippines (Republic of the)
4.00%, 01/15/21	1,000	1,052,500
6.38%, 10/23/34[a]	2,700	3,351,375

		4,403,875
POLAND — 0.28%
Poland (Republic of)
3.88%, 07/16/15	600	626,250
4.00%, 01/22/24	250	252,068
5.00%, 10/19/15	150	160,605
5.00%, 03/23/22	355	389,829
5.13%, 04/21/21	300	332,625
6.38%, 07/15/19	425	503,625

		2,265,002
SOUTH AFRICA — 0.20%
South Africa (Republic of)
4.67%, 01/17/24[a]	700	692,125
5.50%, 03/09/20	300	324,330
6.50%, 06/02/14	40	40,504
6.88%, 05/27/19	500	576,875

		1,633,834
SOUTH KOREA — 0.13%
Korea (Republic of)
4.88%, 09/22/14	212	216,925
5.75%, 04/16/14[a]	500	502,944
7.13%, 04/16/19	250	308,665

		1,028,534
TURKEY — 0.62%
Turkey (Republic of)
3.25%, 03/23/23[a]	2,000	1,723,000
4.88%, 04/16/43	2,100	1,707,300
6.75%, 04/03/18	1,000	1,111,300
7.50%, 07/14/17	400	451,360

		4,992,960

SCHEDULES OF INVESTMENTS	121

Schedule of Investments (Continued)

iSHARES® CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

URUGUAY — 0.13%
Uruguay (Republic of)
4.50%, 08/14/24	$1,000	$1,007,500

		1,007,500

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $40,640,446)		39,336,025

MUNICIPAL DEBT OBLIGATIONS — 3.12%

ARIZONA — 0.03%
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues BAB
4.84%, 01/01/41	250	269,760

		269,760
CALIFORNIA — 0.91%
Bay Area Toll Authority RB Highway Revenue Tolls BAB
6.26%, 04/01/49	400	519,952
Series S1
7.04%, 04/01/50	30	40,469
County of Sonoma RB Miscellaneous Revenue Series A
6.00%, 12/01/29 (GTD)	250	261,075
East Bay Municipal Utility District RB Water Revenue BAB Series B
5.87%, 06/01/40	180	217,589
Los Angeles Community College District GO BAB
6.75%, 08/01/49	200	271,276
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue BAB Series A
5.74%, 06/01/39	60	69,505
Los Angeles County Public Works Financing Authority RB Lease Abatement BAB
7.49%, 08/01/33	40	49,417

Security	Principal (000s)	Value

Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB
6.57%, 07/01/45	$155	$205,713
Los Angeles Department of Water & Power RB Water Revenue BAB
6.60%, 07/01/50	165	219,330
Los Angeles Unified School District GO BAB
6.76%, 07/01/34	500	652,535
Orange County Local Transportation Authority RB Sales Tax Revenue Series A
6.91%, 02/15/41	100	130,890
San Diego County Regional Transportation Commission RB Sales Tax Revenue BAB
5.91%, 04/01/48	150	184,241
San Diego County Water Authority RB Water Revenue BAB
6.14%, 05/01/49	100	124,584
San Francisco City & County Public Utilities Commission RB Water Revenue BAB
6.00%, 11/01/40	325	387,641
Santa Clara Valley Transportation Authority RB Sales Tax Revenue BAB
5.88%, 04/01/32	100	115,506
State of California GO
5.45%, 04/01/15	390	410,963
6.20%, 03/01/19	400	475,432
State of California GO BAB
5.70%, 11/01/21	200	235,360
7.50%, 04/01/34	450	610,663
7.55%, 04/01/39	420	583,825
7.60%, 11/01/40	365	514,566
7.70%, 11/01/30 (Call 11/01/20)	100	119,729
University of California Regents RB College & University Revenue BAB
5.77%, 05/15/43	650	764,257
5.95%, 05/15/45	100	118,465

		7,282,983

122	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

COLORADO — 0.01%
Colorado Department of Transportation RB Bridge Enterprise Revenue Series A
6.08%, 12/01/40	$100	$121,359

		121,359
CONNECTICUT — 0.04%
State of Connecticut GO Series A
5.85%, 03/15/32	300	351,090

		351,090
GEORGIA — 0.09%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB Project M Series 2010A
6.66%, 04/01/57	200	220,870
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB Project J, Series 2010A
6.64%, 04/01/57	350	392,865
State of Georgia GO Series H
4.50%, 11/01/25	100	108,879

		722,614
ILLINOIS — 0.41%
Chicago Board of Education GO BAB Series E
6.14%, 12/01/39	125	119,533
Chicago Transit Authority RB Sales Tax Revenue Series A
6.90%, 12/01/40	440	519,468
City of Chicago GO Series C
7.78%, 01/01/35	200	237,964
City of Chicago RB Sewer Revenue Series B
6.90%, 01/01/40	105	120,992

Security	Principal (000s)	Value

City of Chicago RB Water Revenue BAB Series B
6.74%, 11/01/40	$50	$57,538
Metropolitan Water Reclamation District of Greater Chicago GOL
5.72%, 12/01/38	200	229,380
State of Illinois GO
4.42%, 01/01/15	400	412,348
5.10%, 06/01/33	250	245,715
5.37%, 03/01/17	250	274,442
5.88%, 03/01/19	210	235,626
State of Illinois GO BAB
Series 3
6.73%, 04/01/35	100	111,381
Series 5
7.35%, 07/01/35	600	701,094

		3,265,481
MASSACHUSETTS — 0.11%
Commonwealth of Massachusetts GO BAB Series E
4.20%, 12/01/21	235	254,820
Commonwealth of Massachusetts GOL BAB Series D
4.50%, 08/01/31	230	238,356
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue Series A
5.73%, 06/01/40	100	119,336
Massachusetts School Building Authority RB Dedicated Sales Tax Revenue BAB
5.72%, 08/15/39	205	236,248

		848,760
MISSISSIPPI — 0.01%
State of Mississippi GO
5.25%, 11/01/34	100	109,578

		109,578

SCHEDULES OF INVESTMENTS	123

Schedule of Investments (Continued)

iSHARES® CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

MISSOURI — 0.01%
University of Missouri Curators RB College & University Revenue BAB
5.79%, 11/01/41	$40	$49,236

		49,236
NEVADA — 0.01%
Clark County RB Port Airport & Marina Revenue BAB Series C
6.82%, 07/01/45	40	52,454

		52,454
NEW JERSEY — 0.28%
New Jersey Economic Development Authority RB Lease Appropriation
Series B
0.00%, 02/15/20 (AGM)	300	242,082
0.00%, 02/15/23 (AGM)	120	79,914
0.00%, 02/15/24 (AGM)	250	154,380
New Jersey Economic Development Authority RB Miscellaneous Revenue Series A
7.43%, 02/15/29 (NPFGC)	400	500,152
New Jersey State Turnpike Authority RB Highway Revenue Tolls BAB
7.10%, 01/01/41	77	105,733
New Jersey State Turnpike Authority RB Miscellaneous Revenue BAB Series F
7.41%, 01/01/40	335	475,187
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB
Series C
5.75%, 12/15/28	250	282,747
6.10%, 12/15/28 (Call 12/15/20)	250	273,818
Rutgers — State University of New Jersey RB College & University Revenue BAB
5.67%, 05/01/40	100	114,205

		2,228,218

Security	Principal (000s)	Value

NEW YORK — 0.54%
Metropolitan Transportation Authority RB Transit Revenue BAB
7.34%, 11/15/39	$250	$348,740
Series C-1
6.69%, 11/15/40	30	37,669
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.44%, 06/15/43	200	229,066
5.72%, 06/15/42	350	417,774
New York City Transitional Finance Authority RB Sales Tax Revenue BAB
5.51%, 08/01/37	205	238,542
New York State Dormitory Authority RB State Personal Income Tax Revenue BAB
5.63%, 03/15/39	250	287,632
Series H
5.43%, 03/15/39	300	338,226
New York State Urban Development Corp. RB State Personal Income Tax BAB
5.77%, 03/15/39	375	436,050
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.46%, 10/01/62	50	46,209
4.93%, 10/01/51 (GOI)	250	255,955
5.86%, 12/01/24 (GOI)	400	477,692
6.04%, 12/01/29 (GOI)	450	535,531
State of New York GO BAB
5.85%, 06/01/40	400	470,968
5.97%, 03/01/36	150	177,203

		4,297,257
OHIO — 0.13%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues BAB
7.50%, 02/15/50	295	389,146
8.08%, 02/15/50	100	143,092

124	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Series E
6.27%, 02/15/50	$100	$113,966
Northeast Ohio Regional Sewer District RB Sewer Revenue BAB
6.04%, 11/15/40 (Call 11/15/20)	100	108,217
Ohio State University (The) RB General Receipts Revenue BAB
4.91%, 06/01/40	250	269,840

		1,024,261
OREGON — 0.10%
Oregon State Department of Transportation RB Fuel Sales Tax Revenue Series 2010A
5.83%, 11/15/34	250	296,537
State of Oregon GO
5.76%, 06/01/23	250	292,305
5.89%, 06/01/27	200	236,066

		824,908
PENNSYLVANIA — 0.05%
Commonwealth of Pennsylvania GO BAB Series B
4.65%, 02/15/26	300	323,163
Pennsylvania Turnpike Commission RB Highway Revenue Tolls BAB Series B
5.51%, 12/01/45	40	44,545

		367,708
TEXAS — 0.32%
City of Houston GOL Series A
6.29%, 03/01/32	155	187,080
City of San Antonio RB Electric Power & Light Revenues BAB
5.72%, 02/01/41	400	475,872
Dallas Area Rapid Transit RB Sales Tax Revenue BAB
6.00%, 12/01/44	300	370,911
Dallas County Hospital District GOL BAB Series C
5.62%, 08/15/44	100	115,895

Security	Principal (000s)	Value

North Texas Tollway Authority RB Highway Revenue Tolls
6.72%, 01/01/49	$250	$329,060
State of Texas GO BAB
5.52%, 04/01/39	300	358,497
Texas State Transportation Commission RB Highway Revenue Tolls BAB
Series B
5.03%, 04/01/26	100	113,654
5.18%, 04/01/30	250	285,320
University of Texas System Board of Regents RB College & University Revenue Series B
6.28%, 08/15/41 (Call 08/15/19)	300	330,948

		2,567,237
UTAH — 0.01%
State of Utah GO BAB Series D
4.55%, 07/01/24	75	82,260

		82,260
WASHINGTON — 0.04%
State of Washington GO BAB Series D
5.48%, 08/01/39	250	287,117
Washington State Convention Center Public Facilities District RB Hotel Occupancy Tax
6.79%, 07/01/40	50	55,667

		342,784
WISCONSIN — 0.02%
State of Wisconsin RB General Fund Series A
5.70%, 05/01/26 (AGM)	125	141,804

		141,804

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $22,963,284)		24,949,752

SCHEDULES OF INVESTMENTS	125

Schedule of Investments (Continued)

iSHARES® CREDIT BOND ETF

February 28, 2014

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 6.46%

MONEY MARKET FUNDS — 6.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[e,g,h]	45,415	$45,414,632
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,g,h]	3,819	3,819,448
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,g]	2,431	2,431,163

		51,665,243

TOTAL SHORT-TERM INVESTMENTS
(Cost: $51,665,243)		51,665,243

TOTAL INVESTMENTS IN SECURITIES — 104.92%
(Cost: $818,672,346)		839,540,392
Other Assets, Less Liabilities — (4.92)%		(39,345,965)

NET ASSETS — 100.00%		$800,194,427

BAB  —  Build America Bond

CPO  —  Certificates of Participation (Ordinary)

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Affiliated issuer. See Note 2.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

126	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 80.48%

AEROSPACE & DEFENSE — 1.66%
BAE Systems PLC
5.80%, 10/11/41[a]	$150	$165,297
Boeing Co. (The)
4.88%, 02/15/20	70	79,371
6.88%, 03/15/39	300	412,735
8.75%, 08/15/21	25	33,809
Honeywell International Inc.
5.38%, 03/01/41	181	210,409
5.70%, 03/15/37	180	215,520
Lockheed Martin Corp.
4.07%, 12/15/42	516	480,641
4.85%, 09/15/41	200	208,831
Series B
6.15%, 09/01/36	100	119,896
Northrop Grumman Corp.
5.05%, 11/15/40	440	458,697
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	200	185,696
Raytheon Co.
4.70%, 12/15/41	200	206,730
4.88%, 10/15/40[b]	190	200,174
United Technologies Corp.
4.50%, 06/01/42	900	917,863
5.70%, 04/15/40	305	364,225
6.05%, 06/01/36	225	277,799
6.70%, 08/01/28	125	160,084

		4,697,777
AIR FREIGHT & LOGISTICS — 0.31%
FedEx Corp.
3.88%, 08/01/42	250	215,500
United Parcel Service Inc.
4.88%, 11/15/40 (Call 05/15/40)	25	27,115
6.20%, 01/15/38	387	488,815
8.38%, 04/01/30[c]	100	141,709

		873,139
AUTO COMPONENTS — 0.10%
Johnson Controls Inc.
6.00%, 01/15/36	250	288,227

		288,227

Security	Principal (000s)	Value

AUTOMOBILES — 0.50%
Ford Motor Co.
7.45%, 07/16/31	$1,115	$1,433,059

		1,433,059
BEVERAGES — 1.37%
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	200	205,194
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	51	45,455
6.38%, 01/15/40	300	382,367
8.00%, 11/15/39	200	299,578
8.20%, 01/15/39	456	696,112
Diageo Capital PLC
5.88%, 09/30/36	285	339,428
Dr Pepper Snapple Group Inc.
7.45%, 05/01/38	115	153,524
Molson Coors Brewing Co.
5.00%, 05/01/42	290	299,502
Pepsi Bottling Group Inc. (The)
Series B
7.00%, 03/01/29	500	661,167
PepsiCo Inc.
5.50%, 01/15/40	300	341,238
Pernod Ricard SA
5.50%, 01/15/42[a]	150	162,234
SABMiller Holdings Inc.
4.95%, 01/15/42[a]	300	313,648

		3,899,447
BIOTECHNOLOGY — 0.87%
Amgen Inc.
4.95%, 10/01/41	430	434,748
5.15%, 11/15/41 (Call 05/15/41)	250	261,769
5.38%, 05/15/43 (Call 11/15/42)	700	760,401
6.40%, 02/01/39	300	364,982
Genentech Inc.
5.25%, 07/15/35	300	334,775
Gilead Sciences Inc.
5.65%, 12/01/41 (Call 06/01/41)	260	303,186

		2,459,861

SCHEDULES OF INVESTMENTS	127

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

BUILDING PRODUCTS — 0.04%
Owens Corning Inc.
7.00%, 12/01/36	$100	$112,087

		112,087
CAPITAL MARKETS — 2.25%
Credit Suisse (USA) Inc.
7.13%, 07/15/32	225	304,198
European Investment Bank
4.88%, 02/15/36	230	262,267
FMR LLC
7.57%, 06/15/29[a]	400	531,929
Goldman Sachs Group Inc. (The)
5.95%, 01/15/27	575	629,753
6.13%, 02/15/33	455	529,664
6.25%, 02/01/41	750	899,587
6.45%, 05/01/36	200	221,232
6.75%, 10/01/37	1,075	1,240,846
Jefferies Group LLC
6.25%, 01/15/36	475	483,121
6.45%, 06/08/27	180	193,050
Legg Mason Inc.
5.63%, 01/15/44	25	25,616
Morgan Stanley
5.00%, 11/24/25	200	207,721
6.38%, 07/24/42	556	684,290
7.25%, 04/01/32	125	161,606

		6,374,880
CHEMICALS — 1.52%
Agrium Inc.
6.13%, 01/15/41 (Call 07/15/40)[b]	255	287,854
Braskem America Finance Co.
7.13%, 07/22/41 (Call 01/22/41)[a]	200	185,000
Dow Chemical Co. (The)
5.25%, 11/15/41 (Call 05/15/41)	240	249,341
7.38%, 11/01/29	190	246,113
9.40%, 05/15/39	255	396,637
E.I. du Pont de Nemours and Co.
4.90%, 01/15/41	485	506,781
Eastman Chemical Co.
4.80%, 09/01/42 (Call 03/01/42)[b]	315	308,931
Ecolab Inc.
5.50%, 12/08/41	370	416,444

Security	Principal (000s)	Value

Lubrizol Corp.
6.50%, 10/01/34	$100	$125,302
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	150	149,985
5.25%, 07/15/43	400	421,875
Monsanto Co.
3.60%, 07/15/42 (Call 01/15/42)	100	87,598
5.50%, 08/15/25	100	116,769
Series 1
5.50%, 07/30/35	100	112,513
Potash Corp. of Saskatchewan Inc.
5.88%, 12/01/36	185	214,115
PPG Industries Inc.
7.70%, 03/15/38	160	213,529
Rohm and Haas Co.
7.85%, 07/15/29	200	268,623

		4,307,410
COMMERCIAL BANKS — 3.12%
Bank One Corp.
8.00%, 04/29/27	200	263,474
Bank One Michigan
8.25%, 11/01/24	375	495,591
Barclays Bank PLC
6.86%, 12/31/49 (Call 06/15/32)[a,b,d]	250	260,938
BNP Paribas SA
7.20%, 12/31/49 (Call 06/25/37)[a,d]	200	211,750
Fifth Third Bancorp
8.25%, 03/01/38	225	316,225
HSBC Bank (USA) N.A.
5.63%, 08/15/35	1,250	1,371,784
HSBC Bank PLC
7.65%, 05/01/25	100	125,573
HSBC Holdings PLC
6.10%, 01/14/42	400	486,709
6.50%, 05/02/36	250	298,870
6.50%, 09/15/37	655	787,284
7.63%, 05/17/32	100	129,468
Rabobank Nederland
5.25%, 05/24/41	360	389,826
5.75%, 12/01/43	500	544,840

128	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Siemens Financieringsmaatschappij NV
6.13%, 08/17/26[a]	$300	$362,844
Standard Chartered PLC
7.01%, 12/31/49 (Call 07/30/37)[a,b,d]	200	213,000
UBS AG Stamford
7.75%, 09/01/26	200	258,012
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	210	229,327
6.55%, 10/15/35	50	60,117
6.61%, 10/01/25	100	118,723
Wells Fargo & Co.
5.38%, 02/07/35	180	199,729
5.61%, 01/15/44	1,081	1,193,239
Wells Fargo Bank N.A.
5.95%, 08/26/36	200	238,626
Wells Fargo Capital X
5.95%, 12/01/86	286	287,517

		8,843,466
COMMERCIAL SERVICES & SUPPLIES — 0.54%
Republic Services Inc.
5.70%, 05/15/41 (Call 11/15/40)	200	225,956
6.09%, 03/15/35	50	57,466
6.20%, 03/01/40	25	29,929
Unilever Capital Corp.
5.90%, 11/15/32	565	718,633
Waste Management Inc.
6.13%, 11/30/39	105	128,157
7.00%, 07/15/28	50	63,851
7.75%, 05/15/32	225	308,740

		1,532,732
COMMUNICATIONS EQUIPMENT — 0.48%
Cisco Systems Inc.
5.50%, 01/15/40	325	368,071
5.90%, 02/15/39	524	616,940
Harris Corp.
6.15%, 12/15/40	100	111,513
Juniper Networks Inc.
5.95%, 03/15/41	95	95,170
Motorola Solutions Inc.
6.63%, 11/15/37	9	9,304
7.50%, 05/15/25	125	152,130

		1,353,128

Security	Principal (000s)	Value

COMPUTERS & PERIPHERALS — 0.30%
Apple Inc.
2.40%, 05/03/23[b]	$450	$416,165
3.85%, 05/04/43	250	219,083
Hewlett-Packard Co.
6.00%, 09/15/41	210	225,220

		860,468
CONSTRUCTION & ENGINEERING — 0.09%
Odebrecht Finance Ltd.
7.13%, 06/26/42 (Call 12/26/41)[a]	250	243,750

		243,750
CONSUMER FINANCE — 0.11%
American Express Co.
4.05%, 12/03/42	337	309,780

		309,780
CONTAINERS & PACKAGING — 0.04%
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	100	111,184

		111,184
DIVERSIFIED CONSUMER SERVICES — 0.52%
Massachusetts Institute of Technology
5.60%, 07/01/11	200	244,167
President and Fellows of Harvard College (The)
6.30%, 10/01/37 (Call 04/01/16)	41	45,581
6.50%, 01/15/39[a]	500	660,795
Tufts University Series 2012
5.02%, 04/15/12	250	244,210
University of Southern California
5.25%, 10/01/11	250	285,724

		1,480,477
DIVERSIFIED FINANCIAL SERVICES — 5.35%
Bank of America Corp.
5.00%, 01/21/44	250	260,460
5.88%, 02/07/42	420	490,719
6.11%, 01/29/37	300	337,731
7.75%, 05/14/38	500	668,679
Citigroup Inc.
5.50%, 09/13/25	900	970,129
5.85%, 12/11/34	132	149,023
5.88%, 05/29/37	38	43,468

SCHEDULES OF INVESTMENTS	129

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

5.88%, 01/30/42	$270	$312,680
6.13%, 08/25/36	690	760,719
6.63%, 06/15/32	400	461,698
6.68%, 09/13/43	100	118,104
6.88%, 03/05/38	338	436,361
6.88%, 02/15/98	75	89,752
8.13%, 07/15/39	210	305,442
CME Group Inc.
5.30%, 09/15/43 (Call 03/15/43)	200	222,767
Daimler Finance North America LLC
8.50%, 01/18/31	338	503,537
Deutsche Telekom International Finance BV
4.88%, 03/06/42[a]	700	697,718
8.75%, 06/15/30	349	503,632
9.25%, 06/01/32	100	154,540
General Electric Capital Corp.
5.88%, 01/14/38	770	911,696
6.15%, 08/07/37	525	638,634
6.88%, 01/10/39	750	988,054
Series A
6.75%, 03/15/32	1,733	2,216,890
Goldman Sachs Capital I
6.35%, 02/15/34	545	567,548
Hutchison Whampoa International Ltd.
7.45%, 11/24/33[a]	50	66,484
J.P. Morgan Chase & Co.
5.40%, 01/06/42	210	232,453
5.50%, 10/15/40	200	222,952
5.60%, 07/15/41	580	655,360
5.63%, 08/16/43	150	163,715
6.40%, 05/15/38	275	342,742
National Rural Utilities Cooperative Finance Corp.
Series C
8.00%, 03/01/32	280	394,063
Votorantim Cimentos SA
7.25%, 04/05/41[a]	300	291,000

		15,178,750
DIVERSIFIED TELECOMMUNICATION SERVICES — 5.79%
AT&T Corp.
8.00%, 11/15/31	300	411,953

Security	Principal (000s)	Value

AT&T Inc.
4.30%, 12/15/42 (Call 06/15/42)	$204	$181,284
4.35%, 06/15/45 (Call 12/15/44)	518	458,549
5.35%, 09/01/40	600	615,788
5.55%, 08/15/41	420	442,201
6.15%, 09/15/34	300	332,206
6.30%, 01/15/38	401	457,491
6.50%, 09/01/37	485	564,365
6.55%, 02/15/39	575	679,480
British Telecommunications PLC
9.63%, 12/15/30	525	809,155
Orange
5.38%, 01/13/42	250	255,028
8.75%, 03/01/31	580	830,268
Qwest Corp.
6.88%, 09/15/33 (Call 03/31/14)	205	203,656
7.13%, 11/15/43 (Call 03/31/14)	100	99,844
Royal KPN NV
8.38%, 10/01/30	205	273,489
Telefonica Emisiones SAU
7.05%, 06/20/36	550	653,059
Telefonica Europe BV
8.25%, 09/15/30	137	174,825
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)[b]	250	212,304
4.75%, 11/01/41	590	569,147
5.85%, 09/15/35[b]	255	286,760
6.40%, 09/15/33	2,150	2,556,468
6.40%, 02/15/38	330	386,050
6.55%, 09/15/43	2,175	2,662,596
6.90%, 04/15/38	280	345,569
7.35%, 04/01/39	200	259,295
7.75%, 12/01/30[b]	1,065	1,403,528
Verizon Florida LLC
Series E
6.86%, 02/01/28	100	113,510
Verizon Global Funding Corp.
7.75%, 06/15/32	100	131,444
Verizon Maryland Inc.
Series B
5.13%, 06/15/33	50	49,926

		16,419,238

130	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

ELECTRIC UTILITIES — 8.00%
Alabama Power Co.
6.00%, 03/01/39	$115	$140,794
6.13%, 05/15/38	105	129,873
Series 1
5.65%, 03/15/35 (Call 03/15/15)	400	415,839
Appalachian Power Co.
7.00%, 04/01/38	505	650,806
Arizona Public Service Co.
5.50%, 09/01/35	150	170,824
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	400	349,481
Connecticut Light & Power Co. (The)
6.35%, 06/01/36	150	189,064
Detroit Edison Co. (The)
5.70%, 10/01/37	100	118,516
Dominion Resources Inc.
Series F
5.25%, 08/01/33	550	601,004
DTE Electric Co.
Series A
6.63%, 06/01/36	100	130,729
Duke Energy Carolinas LLC
4.00%, 09/30/42 (Call 03/30/42)	300	286,863
4.25%, 12/15/41 (Call 06/15/41)	230	227,894
5.30%, 02/15/40	165	188,768
6.05%, 04/15/38	530	655,809
6.45%, 10/15/32	75	93,445
Duke Energy Florida Inc.
3.85%, 11/15/42 (Call 05/15/42)	280	259,045
6.35%, 09/15/37	200	257,965
6.40%, 06/15/38	265	344,197
Duke Energy Indiana Inc.
6.12%, 10/15/35	76	90,932
6.45%, 04/01/39	50	64,776
Duke Energy Progress Inc.
4.10%, 05/15/42 (Call 11/15/41)	280	271,488
E.ON International Finance BV
6.65%, 04/30/38[a]	271	341,729
El Paso Electric Co.
6.00%, 05/15/35	150	167,218
Enel Finance International NV
6.00%, 10/07/39[a]	600	611,286

Security	Principal (000s)	Value

FirstEnergy Solutions Corp.
6.80%, 08/15/39	$330	$352,233
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	480	461,486
4.13%, 02/01/42 (Call 08/02/41)	190	186,240
4.95%, 06/01/35	100	109,184
5.25%, 02/01/41 (Call 08/01/40)	100	115,293
5.85%, 05/01/37	100	121,970
5.95%, 02/01/38	281	348,048
Georgia Power Co.
4.30%, 03/15/42	500	481,342
5.40%, 06/01/40	315	353,847
Series 07-A
5.65%, 03/01/37	100	113,777
Iberdrola International BV
6.75%, 07/15/36	125	143,955
Jersey Central Power & Light Co.
6.15%, 06/01/37	100	110,893
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	100	107,492
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	135	151,257
Massachusetts Electric Co.
5.90%, 11/15/39[a]	30	35,554
MidAmerican Energy Holdings Co.
5.95%, 05/15/37	150	175,443
6.13%, 04/01/36	1,119	1,340,609
6.50%, 09/15/37	405	505,659
8.48%, 09/15/28	196	276,187
Nevada Power Co.
5.45%, 05/15/41 (Call 11/15/40)	335	388,885
Nisource Finance Corp.
5.25%, 02/15/43 (Call 08/15/42)[b]	325	329,011
5.95%, 06/15/41 (Call 12/15/40)	95	105,132
Northern States Power Co.
3.40%, 08/15/42 (Call 02/15/42)	650	561,562
4.85%, 08/15/40 (Call 02/15/40)	230	247,335
5.25%, 07/15/35	50	56,317
6.25%, 06/01/36	100	127,122
Oglethorpe Power Corp.
5.25%, 09/01/50	25	26,763
6.19%, 01/01/31[a]	400	444,405
Ohio Edison Co.
6.88%, 07/15/36	200	249,608

SCHEDULES OF INVESTMENTS	131

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Oncor Electric Delivery Co. LLC
5.25%, 09/30/40	$100	$108,509
5.30%, 06/01/42 (Call 12/01/41)	155	171,351
7.50%, 09/01/38	25	34,049
Pacific Gas & Electric Co.
4.45%, 04/15/42 (Call 10/15/41)	450	440,331
4.50%, 12/15/41 (Call 06/15/41)	330	322,983
5.40%, 01/15/40	330	364,004
6.05%, 03/01/34	379	449,972
6.25%, 03/01/39	150	181,798
PacifiCorp
4.10%, 02/01/42 (Call 08/01/41)[b]	350	337,765
6.10%, 08/01/36	100	123,790
Peco Energy Co.
5.95%, 10/01/36	100	122,911
Potomac Electric Power Co.
6.50%, 11/15/37	175	228,218
PPL Electric Utilities Corp.
5.20%, 07/15/41 (Call 01/15/41)	235	265,273
Public Service Co. of Colorado
6.25%, 09/01/37	49	62,813
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	25	24,853
5.45%, 02/01/41 (Call 08/01/40)	190	220,067
6.05%, 01/15/38	323	397,036
Southern California Edison Co.
5.63%, 02/01/36	75	87,637
6.00%, 01/15/34	105	129,692
6.05%, 03/15/39	100	125,120
Series 05-B
5.55%, 01/15/36	50	58,046
Series 05-E
5.35%, 07/15/35	75	85,855
Series 06-E
5.55%, 01/15/37	75	87,512
Series 08-A
5.95%, 02/01/38	479	589,198
Series 13-A
3.90%, 03/15/43 (Call 09/15/42)	250	233,250
Southwestern Electric Power Co.
6.20%, 03/15/40	140	162,802
Southwestern Public Service Co.
6.00%, 10/01/36	50	59,086

Security	Principal (000s)	Value

System Energy Resources Inc.
4.10%, 04/01/23 (Call 01/01/23)	$150	$152,155
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	315	297,999
Union Electric Co.
3.90%, 09/15/42 (Call 03/15/42)[b]	430	402,786
Virginia Electric and Power Co.
4.00%, 01/15/43 (Call 07/15/42)	260	245,254
8.88%, 11/15/38	145	232,992
Series A
6.00%, 05/15/37	175	214,081
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)	255	247,513
Wisconsin Electric Power Co.
3.65%, 12/15/42 (Call 06/15/42)	260	231,982
Wisconsin Power & Light Co.
6.38%, 08/15/37	260	330,758
Xcel Energy Inc.
6.50%, 07/01/36	50	63,275

		22,677,670
ELECTRICAL EQUIPMENT — 0.25%
Eaton Corp. PLC
4.00%, 11/02/32	450	433,534
Emerson Electric Co.
6.00%, 08/15/32	130	158,195
Rockwell Automation Inc.
6.70%, 01/15/28	100	126,788

		718,517
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.13%
Corning Inc.
4.70%, 03/15/37	75	76,416
5.75%, 08/15/40	40	46,276
7.25%, 08/15/36 (Call 08/15/26)	200	241,104

		363,796
ENERGY EQUIPMENT & SERVICES — 1.28%
Baker Hughes Inc.
5.13%, 09/15/40	385	424,171
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	180	179,805
7.45%, 09/15/39	435	610,405
National Oilwell Varco Inc.
3.95%, 12/01/42 (Call 06/01/42)	480	446,677

132	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Noble Holding International Ltd.
5.25%, 03/15/42	$250	$245,798
6.20%, 08/01/40	30	32,832
Rowan Companies Inc.
5.85%, 01/15/44 (Call 07/15/43)	75	75,557
Transocean Inc.
6.80%, 03/15/38	241	265,806
7.50%, 04/15/31	430	504,146
Weatherford International Ltd.
5.95%, 04/15/42 (Call 10/17/41)	331	351,689
6.50%, 08/01/36	356	397,250
6.75%, 09/15/40	75	87,228

		3,621,364
FOOD & STAPLES RETAILING — 2.34%
CVS Caremark Corp.
5.75%, 05/15/41 (Call 11/15/40)	430	496,941
6.13%, 09/15/39	200	239,538
6.25%, 06/01/27	100	121,102
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
5.70%, 10/01/40	315	321,224
Kroger Co. (The)
5.40%, 07/15/40 (Call 01/15/40)	40	42,409
6.90%, 04/15/38	405	501,134
7.50%, 04/01/31	125	158,313
Safeway Inc.
7.25%, 02/01/31[b]	150	148,740
Sysco Corp.
5.38%, 09/21/35	200	221,435
Tesco PLC
6.15%, 11/15/37[a]	100	113,046
Wal-Mart Stores Inc.
4.88%, 07/08/40	150	161,125
5.00%, 10/25/40	100	109,412
5.25%, 09/01/35	1,140	1,284,618
5.63%, 04/15/41	400	475,233
6.20%, 04/15/38	1,171	1,466,736
6.50%, 08/15/37	484	623,604
7.55%, 02/15/30	100	140,138

		6,624,748
FOOD PRODUCTS — 1.48%
Archer-Daniels-Midland Co.
4.02%, 04/16/43	26	23,824

Security	Principal (000s)	Value

4.54%, 03/26/42	$283	$282,926
5.38%, 09/15/35	155	171,606
5.77%, 03/01/41	150	177,728
Cargill Inc.
4.10%, 11/01/42[a]	150	137,525
6.63%, 09/15/37[a]	180	226,713
ConAgra Foods Inc.
6.63%, 08/15/39	175	211,752
8.25%, 09/15/30	300	401,172
General Mills Inc.
5.40%, 06/15/40	150	168,266
Hershey Co. (The)
7.20%, 08/15/27	75	97,660
Kellogg Co.
Series B
7.45%, 04/01/31	150	196,237
Kraft Foods Group Inc.
5.00%, 06/04/42	150	156,349
6.50%, 02/09/40[b]	230	285,393
6.88%, 01/26/39	367	472,677
Mead Johnson Nutrition Co.
5.90%, 11/01/39	100	113,924
Mondelez International Inc.
6.50%, 11/01/31	205	248,188
6.50%, 02/09/40	650	813,273

		4,185,213
GAS UTILITIES — 0.48%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	225	268,076
6.00%, 10/01/34	90	105,758
Boston Gas Co.
4.49%, 02/15/42[a]	155	155,009
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (Call 07/15/40)	55	65,666
KeySpan Corp.
8.00%, 11/15/30	190	254,343
KeySpan Gas East Corp.
5.82%, 04/01/41[a]	215	253,971
ONEOK Inc.
6.00%, 06/15/35[b]	150	143,287
Southern California Gas Co.
Series KK
5.75%, 11/15/35	100	120,530

		1,366,640

SCHEDULES OF INVESTMENTS	133

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 0.60%
Abbott Laboratories
5.30%, 05/27/40	$185	$212,749
6.00%, 04/01/39	150	185,263
Baxter International Inc.
3.65%, 08/15/42	400	349,435
Boston Scientific Corp.
7.38%, 01/15/40	170	222,635
Covidien International Finance SA
6.55%, 10/15/37	230	294,699
Medtronic Inc.
4.00%, 04/01/43 (Call 10/01/42)	250	232,264
5.55%, 03/15/40	180	206,194

		1,703,239
HEALTH CARE PROVIDERS & SERVICES — 1.99%
Aetna Inc.
4.13%, 11/15/42 (Call 05/15/42)	250	232,810
4.50%, 05/15/42 (Call 11/15/41)	335	332,518
6.75%, 12/15/37	64	82,154
Cardinal Health Inc.
4.60%, 03/15/43[b]	150	149,129
Cigna Corp.
5.38%, 02/15/42 (Call 08/15/41)	230	253,171
5.88%, 03/15/41 (Call 09/15/40)	203	239,062
Dignity Health
4.50%, 11/01/42	100	86,471
Express Scripts Holding Co.
6.13%, 11/15/41	220	260,720
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	250	237,356
Kaiser Foundation Hospitals
4.88%, 04/01/42	150	157,032
Quest Diagnostics Inc.
6.95%, 07/01/37	280	323,362
Roche Holdings Inc.
7.00%, 03/01/39[a,b]	370	511,675
UnitedHealth Group Inc.
4.25%, 03/15/43 (Call 09/15/42)	500	476,229
4.63%, 11/15/41 (Call 05/15/41)	180	181,619
5.80%, 03/15/36	140	162,330
5.95%, 02/15/41 (Call 08/15/40)	300	357,656
6.88%, 02/15/38	510	668,705

Security	Principal (000s)	Value

WellPoint Inc.
4.63%, 05/15/42	$641	$619,255
6.38%, 06/15/37	250	299,414

		5,630,668
HOTELS, RESTAURANTS & LEISURE — 0.41%
Darden Restaurants Inc.
6.80%, 10/15/37	80	86,567
McDonald’s Corp.
3.70%, 02/15/42	550	498,573
6.30%, 10/15/37	140	177,689
6.30%, 03/01/38	300	382,029
Yum! Brands Inc.
6.88%, 11/15/37	26	31,341

		1,176,199
HOUSEHOLD DURABLES — 0.04%
Whirlpool Corp.
5.15%, 03/01/43[b]	100	102,492

		102,492
HOUSEHOLD PRODUCTS — 0.45%
Kimberly-Clark Corp.
6.63%, 08/01/37	420	550,035
Procter & Gamble Co. (The)
5.50%, 02/01/34	50	58,585
5.55%, 03/05/37	387	461,238
5.80%, 08/15/34	100	121,550
6.45%, 01/15/26	75	96,069

		1,287,477
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.62%
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)[b]	553	561,913
6.25%, 10/01/39	355	382,779
PSEG Power LLC
8.63%, 04/15/31	220	309,808
Southern Power Co.
5.15%, 09/15/41	200	210,109
TransAlta Corp.
6.50%, 03/15/40[b]	286	294,510

		1,759,119
INDUSTRIAL CONGLOMERATES — 0.39%
3M Co.
5.70%, 03/15/37	255	305,738

134	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

General Electric Co.
4.13%, 10/09/42	$335	$324,509
Koninklijke Philips NV
5.00%, 03/15/42	100	104,862
6.88%, 03/11/38	190	244,987
Parker Hannifin Corp.
Series A
6.25%, 05/15/38	100	123,311

		1,103,407
INSURANCE — 5.51%
ACE INA Holdings Inc.
4.15%, 03/13/43	265	253,926
Aflac Inc.
6.45%, 08/15/40	240	298,266
AIG Life Holdings Inc.
8.50%, 07/01/30	250	322,500
AIG Sunamerica Global Financing X
6.90%, 03/15/32[a]	50	63,725
Allstate Corp. (The)
5.20%, 01/15/42	250	270,661
5.55%, 05/09/35	200	231,267
American International Group Inc.
6.25%, 05/01/36[b]	580	716,077
8.18%, 05/15/68 (Call 05/15/38)[d]	666	857,675
Aon PLC
8.21%, 01/01/27	300	366,312
Arch Capital Group (U.S.) Inc.
5.14%, 11/01/43	125	132,037
AXA SA
8.60%, 12/15/30	360	464,400
Berkshire Hathaway Finance Corp.
4.40%, 05/15/42	250	241,881
5.75%, 01/15/40	295	343,681
Chubb Corp. (The)
6.00%, 05/11/37	360	438,000
Endurance Specialty Holdings Ltd.
7.00%, 07/15/34	100	111,825
Genworth Financial Inc.
6.50%, 06/15/34	175	197,911
Hartford Financial Services Group Inc.
6.10%, 10/01/41	140	168,230
6.63%, 03/30/40	259	326,757

Security	Principal (000s)	Value

Hartford Financial Services Group Inc. (The)
5.95%, 10/15/36	$150	$173,940
Liberty Mutual Group Inc.
6.50%, 03/15/35[a]	345	395,359
Lincoln National Corp.
6.15%, 04/07/36	25	29,615
7.00%, 06/15/40	250	329,951
Loews Corp.
6.00%, 02/01/35	150	171,714
Marsh & McLennan Companies Inc.
5.88%, 08/01/33	100	113,928
Massachusetts Mutual Life Insurance Co.
8.88%, 06/01/39[a]	290	436,798
MetLife Capital Trust X
9.25%, 04/08/68 (Call 04/08/33)[a]	100	130,250
MetLife Inc.
4.13%, 08/13/42	350	324,997
5.70%, 06/15/35[b]	980	1,127,189
6.40%, 12/15/66 (Call 12/15/31)	240	250,320
6.50%, 12/15/32	251	315,767
Nationwide Mutual Insurance Co.
9.38%, 08/15/39[a]	250	370,948
New York Life Insurance Co.
5.88%, 05/15/33[a]	100	116,040
6.75%, 11/15/39[a]	340	441,093
Northwestern Mutual Life Insurance Co. (The)
6.06%, 03/30/40[a]	390	466,973
Pacific Life Insurance Co.
9.25%, 06/15/39[a]	285	415,201
Principal Financial Group Inc.
3.13%, 05/15/23	130	123,628
6.05%, 10/15/36	150	177,155
Progressive Corp. (The)
6.25%, 12/01/32	230	287,407
Protective Life Corp.
8.45%, 10/15/39	190	255,564
Prudential Financial Inc.
5.40%, 06/13/35	65	70,645
5.70%, 12/14/36	51	57,798
5.90%, 03/17/36	330	377,728
6.20%, 11/15/40	100	119,971

SCHEDULES OF INVESTMENTS	135

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Series D
6.63%, 12/01/37	$730	$913,063
Swiss Re Treasury Corp.
4.25%, 12/06/42[a]	250	227,340
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39[a]	390	508,429
Travelers Companies Inc. (The)
5.35%, 11/01/40	140	159,153
6.25%, 06/15/37	323	406,368
6.75%, 06/20/36	50	66,094
Unum Group
5.75%, 08/15/42[b]	100	107,549
Validus Holdings Ltd.
8.88%, 01/26/40	100	136,763
WR Berkley Corp.
6.25%, 02/15/37	50	57,452
XLIT Ltd.
6.25%, 05/15/27	75	87,456
6.38%, 11/15/24	50	59,004

		15,613,781
INTERNET SOFTWARE & SERVICES — 0.13%
eBay Inc.
4.00%, 07/15/42 (Call 01/15/42)	415	362,870

		362,870
IT SERVICES — 0.45%
HP Enterprise Services LLC
7.45%, 10/15/29	140	169,005
International Business Machines Corp.
4.00%, 06/20/42	538	497,883
5.60%, 11/30/39	27	31,514
7.00%, 10/30/25	250	323,091
Leidos Holdings Inc.
Series 1
5.95%, 12/01/40 (Call 06/01/40)	150	147,491
Western Union Co. (The)
6.20%, 06/21/40	125	122,815

		1,291,799
LEISURE EQUIPMENT & PRODUCTS — 0.09%
Hasbro Inc.
6.35%, 03/15/40	100	112,641

Security	Principal (000s)	Value

Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	$150	$156,834

		269,475
MACHINERY — 1.05%
Caterpillar Inc.
3.80%, 08/15/42	345	306,297
5.20%, 05/27/41[b]	550	599,459
Cummins Inc.
4.88%, 10/01/43 (Call 04/01/43)	400	427,119
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	350	324,156
5.38%, 10/16/29	75	87,554
8.10%, 05/15/30	50	72,318
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)[b]	425	475,158
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	200	181,240
4.88%, 09/15/41 (Call 03/15/41)	200	210,481
Transcontinental Gas Pipe Line Corp.
4.45%, 08/01/42 (Call 02/01/42)	285	265,990
5.40%, 08/15/41 (Call 02/15/41)	26	27,841

		2,977,613
MEDIA — 5.19%
21st Century Fox America Inc.
6.15%, 02/15/41	325	376,969
6.20%, 12/15/34	350	406,027
6.40%, 12/15/35	230	273,556
6.55%, 03/15/33	200	237,591
6.65%, 11/15/37	320	387,908
7.70%, 10/30/25	250	318,759
7.85%, 03/01/39	75	99,958
8.15%, 10/17/36	75	99,628
8.88%, 04/26/23	50	65,669
CBS Corp.
7.88%, 07/30/30	480	625,126
Comcast Corp.
4.25%, 01/15/33	260	256,451
4.65%, 07/15/42	250	249,732
6.40%, 03/01/40	425	523,434
6.45%, 03/15/37	480	590,680
6.95%, 08/15/37	275	357,353
COX Communications Inc.
8.38%, 03/01/39[a]	455	580,837

136	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.15%, 03/15/42	$280	$263,919
6.35%, 03/15/40	250	269,885
6.38%, 03/01/41	185	200,846
Discovery Communications LLC
4.88%, 04/01/43	250	242,378
6.35%, 06/01/40	300	347,803
Grupo Televisa SAB de CV CPO
6.63%, 03/18/25[b]	100	115,864
6.63%, 01/15/40	255	288,319
Historic TW Inc.
6.63%, 05/15/29	380	458,765
NBCUniversal Media LLC
4.45%, 01/15/43	150	144,871
5.95%, 04/01/41	310	364,928
6.40%, 04/30/40	625	763,762
TCI Communications Inc.
7.13%, 02/15/28	100	127,567
7.88%, 02/15/26	200	266,014
Thomson Reuters Corp.
5.50%, 08/15/35	150	152,720
5.85%, 04/15/40	100	107,036
Time Warner Cable Inc.
5.50%, 09/01/41 (Call 03/01/41)	150	155,501
5.88%, 11/15/40 (Call 05/15/40)	600	647,442
6.75%, 06/15/39	280	332,353
7.30%, 07/01/38	350	437,387
Time Warner Entertainment Co. LP
8.38%, 07/15/33	327	445,990
Time Warner Inc.
6.10%, 07/15/40	225	257,529
6.25%, 03/29/41	550	641,677
6.50%, 11/15/36	350	410,874
7.63%, 04/15/31	640	843,384
Viacom Inc.
6.88%, 04/30/36	505	620,303
Walt Disney Co. (The)
4.38%, 08/16/41	240	238,798
7.00%, 03/01/32	100	133,785

		14,729,378

Security	Principal (000s)	Value

METALS & MINING — 2.82%
Alcoa Inc.
5.90%, 02/01/27	$251	$258,535
5.95%, 02/01/37[b]	185	182,564
Barrick Gold Corp.
5.25%, 04/01/42	350	317,785
Barrick North America Finance LLC
5.70%, 05/30/41	387	371,652
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	255	248,557
BHP Billiton Finance (USA) Ltd.
4.13%, 02/24/42	530	496,425
5.00%, 09/30/43	100	105,648
Cliffs Natural Resources Inc.
6.25%, 10/01/40[b]	195	168,344
Freeport-McMoRan Copper & Gold Inc.
5.45%, 03/15/43 (Call 09/15/42)	375	370,334
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	400	326,476
6.25%, 10/01/39	430	414,765
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	75	76,980
6.40%, 12/01/37	150	175,813
Reliance Steel & Aluminum Co.
6.85%, 11/15/36	100	108,924
Rio Tinto Alcan Inc.
7.25%, 03/15/31	75	94,826
Rio Tinto Finance (USA) Ltd.
5.20%, 11/02/40	625	665,609
7.13%, 07/15/28	240	304,327
Southern Copper Corp.
5.25%, 11/08/42	190	162,628
6.75%, 04/16/40	125	127,520
7.50%, 07/27/35[b]	400	439,129
Teck Resources Ltd.
6.00%, 08/15/40 (Call 02/15/40)	230	231,926
6.25%, 07/15/41 (Call 01/15/41)	320	336,140
Vale Canada Ltd.
7.20%, 09/15/32	50	52,703
Vale Overseas Ltd.
6.88%, 11/21/36	580	623,111
6.88%, 11/10/39	440	472,732
8.25%, 01/17/34[b]	237	285,079

SCHEDULES OF INVESTMENTS	137

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Vale SA
5.63%, 09/11/42	$300	$280,214
Xstrata Finance Canada Ltd.
6.00%, 11/15/41[a]	295	303,612

		8,002,358
MULTI-UTILITIES — 1.46%
CMS Energy Corp.
4.88%, 03/01/44 (Call 09/01/43)	100	102,042
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	240	279,734
5.70%, 06/15/40	160	190,333
Series 05-A
5.30%, 03/01/35	50	56,372
Series 06-A
5.85%, 03/15/36	50	60,347
Series 06-B
6.20%, 06/15/36	50	61,823
Series 06-E
5.70%, 12/01/36	50	58,986
Series 08-B
6.75%, 04/01/38	340	452,567
Dominion Resources Inc.
6.30%, 03/15/33	175	210,292
7.00%, 06/15/38	50	63,661
Series B
5.95%, 06/15/35	100	115,415
DTE Energy Co.
6.38%, 04/15/33	30	36,176
Public Service Electric & Gas Co.
3.95%, 05/01/42 (Call 11/01/41)	155	146,512
5.80%, 05/01/37	325	391,361
Puget Sound Energy Inc.
4.43%, 11/15/41 (Call 05/15/41)	25	25,188
5.48%, 06/01/35	50	57,146
5.64%, 04/15/41 (Call 10/15/40)	330	393,917
5.80%, 03/15/40	25	30,212
6.72%, 06/15/36	50	65,651
San Diego Gas & Electric Co.
4.30%, 04/01/42 (Call 10/01/41)	150	150,813
4.50%, 08/15/40	200	208,330
5.35%, 05/15/40	75	87,476
6.13%, 09/15/37	100	125,352

Security	Principal (000s)	Value

Sempra Energy
6.00%, 10/15/39	$510	$604,995
Veolia Environnement SA
6.75%, 06/01/38	150	176,349

		4,151,050
MULTILINE RETAIL — 0.77%
Kohl’s Corp.
6.88%, 12/15/37	150	175,246
Macy’s Retail Holdings Inc.
4.30%, 02/15/43 (Call 08/15/42)	476	434,355
6.65%, 07/15/24	240	288,522
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)[a]	131	136,426
6.95%, 03/15/28	100	124,209
Target Corp.
4.00%, 07/01/42	210	190,261
6.50%, 10/15/37	100	124,075
7.00%, 01/15/38	550	722,974

		2,196,068
OFFICE ELECTRONICS — 0.10%
Pitney Bowes Inc.
5.25%, 01/15/37	200	216,868
Xerox Corp.
6.75%, 12/15/39	50	56,625

		273,493
OIL, GAS & CONSUMABLE FUELS — 8.53%
Alberta Energy Co. Ltd.
7.38%, 11/01/31	100	121,815
8.13%, 09/15/30	75	97,055
Anadarko Finance Co.
7.50%, 05/01/31	80	102,778
Anadarko Petroleum Corp.
6.20%, 03/15/40	330	382,690
6.45%, 09/15/36	570	676,072
Apache Corp.
5.10%, 09/01/40 (Call 03/01/40)	285	302,773
6.00%, 01/15/37	811	950,577
Burlington Resources Finance Co.
7.20%, 08/15/31	400	527,449
Canadian Natural Resources Ltd.
6.25%, 03/15/38	580	683,764
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	150	141,298
6.75%, 11/15/39	345	430,806

138	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Colonial Pipeline Co.
4.20%, 04/15/43 (Call 10/15/42)[a]	$250	$238,413
ConocoPhillips
5.90%, 05/15/38	365	446,832
6.50%, 02/01/39	355	464,097
6.95%, 04/15/29	642	860,429
DCP Midstream LLC
8.13%, 08/16/30	350	440,824
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	600	594,755
5.60%, 07/15/41 (Call 01/15/41)	50	55,301
Devon Financing Corp. ULC
7.88%, 09/30/31	177	240,679
El Paso Pipeline Partners Operating Co. LLC
7.50%, 11/15/40	255	316,038
Enbridge Energy Partners LP
Series B
7.50%, 04/15/38	260	331,588
Encana Corp.
5.15%, 11/15/41 (Call 05/15/41)[b]	200	200,087
6.50%, 08/15/34	170	196,287
6.50%, 02/01/38	170	197,802
7.20%, 11/01/31	75	90,172
Energy Transfer Partners LP
6.05%, 06/01/41 (Call 12/01/40)	110	116,920
6.50%, 02/01/42 (Call 08/01/41)	355	397,506
6.63%, 10/15/36	190	213,300
7.60%, 02/01/24 (Call 11/01/23)	75	91,989
Eni USA Inc.
7.30%, 11/15/27	100	129,824
Enterprise Products Operating LLC
4.45%, 02/15/43 (Call 08/15/42)	250	229,919
4.85%, 08/15/42 (Call 02/15/42)	250	245,955
5.10%, 02/15/45 (Call 08/15/44)	250	255,598
5.70%, 02/15/42	370	408,369
5.95%, 02/01/41	175	198,406
6.13%, 10/15/39	60	69,336
7.55%, 04/15/38	100	130,805
Series D
6.88%, 03/01/33	100	123,007
Series H
6.65%, 10/15/34	100	120,537

Security	Principal (000s)	Value

Hess Corp.
5.60%, 02/15/41	$525	$570,797
7.13%, 03/15/33	330	413,725
7.30%, 08/15/31	25	31,516
Kinder Morgan Energy Partners LP
5.00%, 08/15/42 (Call 02/15/42)	250	235,317
5.50%, 03/01/44 (Call 09/01/43)	325	328,004
5.80%, 03/15/35	150	158,721
6.38%, 03/01/41	230	256,159
6.95%, 01/15/38	422	499,172
7.40%, 03/15/31	100	121,625
7.75%, 03/15/32[b]	100	125,704
Marathon Oil Corp.
6.60%, 10/01/37[b]	205	255,843
Marathon Petroleum Corp.
6.50%, 03/01/41 (Call 09/01/40)	375	452,905
Motiva Enterprises LLC
6.85%, 01/15/40[a]	200	255,543
Murphy Oil Corp.
7.05%, 05/01/29	100	111,405
Noble Energy Inc.
6.00%, 03/01/41 (Call 09/01/40)	260	298,856
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	355	397,454
6.85%, 10/15/37	100	119,416
Petro-Canada
5.35%, 07/15/33	100	107,979
6.80%, 05/15/38	26	32,926
Phillips 66
5.88%, 05/01/42	395	453,023
Plains All American Pipeline LP/PAA Finance Corp.
5.15%, 06/01/42 (Call 12/01/41)	150	155,957
6.65%, 01/15/37	75	91,899
Shell International Finance BV
5.50%, 03/25/40	350	408,345
6.38%, 12/15/38	767	983,611
Spectra Energy Capital LLC
7.50%, 09/15/38	100	119,622
Spectra Energy Partners LP
5.95%, 09/25/43 (Call 03/25/43)	100	113,914
Suncor Energy Inc.
5.95%, 12/01/34	150	169,792
6.50%, 06/15/38	645	788,791
6.85%, 06/01/39	75	95,830

SCHEDULES OF INVESTMENTS	139

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Sunoco Logistics Partners Operations LP
6.10%, 02/15/42	$150	$158,625
Talisman Energy Inc.
6.25%, 02/01/38	175	187,075
7.25%, 10/15/27	200	234,264
Texas Eastern Transmission LP
7.00%, 07/15/32	100	126,123
Total Capital International SA
3.70%, 01/15/24	250	254,339
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	250	253,098
5.60%, 03/31/34	100	110,689
5.85%, 03/15/36	100	116,028
6.20%, 10/15/37	209	252,182
7.25%, 08/15/38	355	472,078
7.63%, 01/15/39	400	555,174
Valero Energy Corp.
6.63%, 06/15/37	257	306,218
7.50%, 04/15/32	355	448,249
Williams Companies Inc. (The)
8.75%, 03/15/32	268	320,675
Williams Partners LP
6.30%, 04/15/40	240	269,432
XTO Energy Inc.
6.75%, 08/01/37	100	138,756

		24,178,708
PAPER & FOREST PRODUCTS — 0.40%
Georgia-Pacific LLC
7.75%, 11/15/29	420	552,704
International Paper Co.
6.00%, 11/15/41 (Call 05/15/41)	305	353,742
7.30%, 11/15/39	50	65,333
Westvaco Corp.
8.20%, 01/15/30	125	155,727

		1,127,506
PERSONAL PRODUCTS — 0.06%
Estee Lauder Companies Inc. (The)
3.70%, 08/15/42[b]	200	174,279

		174,279
PHARMACEUTICALS — 3.69%
AbbVie Inc.
4.40%, 11/06/42[b]	785	771,576

Security	Principal (000s)	Value

Actavis Inc.
4.63%, 10/01/42 (Call 04/01/42)	$380	$360,290
AstraZeneca PLC
4.00%, 09/18/42	500	465,628
6.45%, 09/15/37	537	672,898
Bristol-Myers Squibb Co.
5.88%, 11/15/36	320	385,404
6.13%, 05/01/38	79	98,644
Eli Lilly and Co.
5.50%, 03/15/27	400	471,615
5.55%, 03/15/37	375	430,123
6.77%, 01/01/36	50	65,198
GlaxoSmithKline Capital Inc.
5.38%, 04/15/34	225	256,789
6.38%, 05/15/38	562	720,604
Johnson & Johnson
4.95%, 05/15/33	150	169,684
5.95%, 08/15/37	600	753,914
Merck & Co. Inc.
6.40%, 03/01/28	100	125,030
6.55%, 09/15/37	655	857,040
Novartis Capital Corp.
3.40%, 05/06/24	500	501,291
4.40%, 05/06/44	100	100,899
Pfizer Inc.
7.20%, 03/15/39	1,079	1,500,234
Schering-Plough Corp./Merck & Co. Inc.
6.50%, 12/01/33	345	448,175
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36[b]	280	318,643
Wyeth LLC
5.95%, 04/01/37	260	314,331
6.45%, 02/01/24	150	185,347
Zoetis Inc.
4.70%, 02/01/43 (Call 08/01/42)	500	494,790

		10,468,147
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.35%
HCP Inc.
6.75%, 02/01/41 (Call 08/01/40)	100	127,369
Health Care REIT Inc.
5.13%, 03/15/43 (Call 09/15/42)	90	90,517
6.50%, 03/15/41 (Call 09/15/40)	100	120,136

140	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Simon Property Group LP
6.75%, 02/01/40 (Call 11/01/39)	$250	$326,909
Weyerhaeuser Co.
7.38%, 03/15/32	250	323,634

		988,565
ROAD & RAIL — 2.23%
Burlington Northern Santa Fe Corp.
4.38%, 09/01/42 (Call 03/01/42)	530	500,997
4.40%, 03/15/42 (Call 09/15/41)	426	404,512
5.40%, 06/01/41 (Call 12/01/40)	250	273,593
5.75%, 05/01/40 (Call 11/01/39)	100	115,101
6.15%, 05/01/37	150	179,373
6.20%, 08/15/36	100	119,004
Canadian National Railway Co.
3.50%, 11/15/42 (Call 05/15/42)	445	382,894
6.20%, 06/01/36	170	211,815
6.25%, 08/01/34	50	62,710
6.38%, 11/15/37	58	74,378
6.90%, 07/15/28	50	65,527
Canadian Pacific Railway Co.
4.45%, 03/15/23 (Call 12/15/22)[b]	170	179,841
7.13%, 10/15/31	190	239,051
Con–way Inc.
6.70%, 05/01/34	200	213,875
CSX Corp.
4.10%, 03/15/44 (Call 09/15/43)[b]	250	226,495
4.40%, 03/01/43 (Call 09/01/42)	26	24,550
4.75%, 05/30/42 (Call 11/30/41)	250	251,658
5.50%, 04/15/41 (Call 10/15/40)	70	77,764
6.00%, 10/01/36	140	164,358
6.22%, 04/30/40	105	126,776
ERAC USA Finance LLC
5.63%, 03/15/42[a]	250	270,774
7.00%, 10/15/37[a]	230	287,128
Norfolk Southern Corp.
4.84%, 10/01/41	433	443,014
5.59%, 05/17/25	100	112,692
5.64%, 05/17/29	100	111,741
6.00%, 05/23/11	325	368,558
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	170	180,365
4.30%, 06/15/42 (Call 12/15/41)	380	364,569
5.78%, 07/15/40	25	28,737

Security	Principal (000s)	Value

6.63%, 02/01/29	$207	$257,984

		6,319,834
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.31%
Applied Materials Inc.
5.85%, 06/15/41	190	210,655
Intel Corp.
4.00%, 12/15/32	380	369,863
4.80%, 10/01/41	300	307,579

		888,097
SOFTWARE — 0.75%
Microsoft Corp.
4.50%, 10/01/40	430	435,570
5.20%, 06/01/39	111	123,423
5.30%, 02/08/41	250	282,442
Oracle Corp.
5.38%, 07/15/40	640	721,997
6.13%, 07/08/39	470	574,429

		2,137,861
SPECIALTY RETAIL — 0.80%
Home Depot Inc. (The)
4.88%, 02/15/44 (Call 08/15/43)	250	268,776
5.88%, 12/16/36	195	235,576
5.95%, 04/01/41 (Call 10/01/40)	800	976,662
Lowe’s Companies Inc.
4.65%, 04/15/42 (Call 10/15/41)	51	51,263
5.80%, 04/15/40 (Call 10/15/39)	590	684,398
6.88%, 02/15/28	50	63,034

		2,279,709
TEXTILES, APPAREL & LUXURY GOODS — 0.09%
Cintas Corp. No. 2
6.15%, 08/15/36	100	119,093
VF Corp.
6.45%, 11/01/37	100	123,886

		242,979
TOBACCO — 0.99%
Altria Group Inc.
4.25%, 08/09/42	250	220,445
9.95%, 11/10/38	427	677,267
10.20%, 02/06/39	135	219,541
Lorillard Tobacco Co.
7.00%, 08/04/41[b]	140	158,164

SCHEDULES OF INVESTMENTS	141

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Philip Morris International Inc.
6.38%, 05/16/38	$811	$994,387
Reynolds American Inc.
6.15%, 09/15/43	250	282,082
7.25%, 06/15/37	200	246,025

		2,797,911
WATER UTILITIES — 0.14%
American Water Capital Corp.
6.59%, 10/15/37	175	222,924
United Utilities PLC
6.88%, 08/15/28	150	167,812

		390,736
WIRELESS TELECOMMUNICATION SERVICES — 1.15%
Alltel Corp.
7.88%, 07/01/32	190	257,076
America Movil SAB de CV
6.13%, 03/30/40	550	612,316
6.38%, 03/01/35[b]	475	538,128
AT&T Mobility LLC
7.13%, 12/15/31	200	254,427
New Cingular Wireless Services Inc.
8.75%, 03/01/31	205	299,055
Rogers Communications Inc.
7.50%, 08/15/38	140	181,087
United States Cellular Corp.
6.70%, 12/15/33	150	146,981
Vodafone Group PLC
4.38%, 02/19/43[b]	230	207,589
6.15%, 02/27/37	411	465,599
6.25%, 11/30/32	50	57,630
7.88%, 02/15/30	174	230,201

		3,250,089

TOTAL CORPORATE BONDS & NOTES
(Cost: $231,140,999)		228,211,715

FOREIGN AGENCY OBLIGATIONS[e] — 5.71%

BRAZIL — 0.38%
Petrobras International Finance Co.
6.75%, 01/27/41[b]	785	758,856
6.88%, 01/20/40[b]	330	324,812

		1,083,668

Security	Principal (000s)	Value

CANADA — 0.94%
British Columbia (Province of)
6.50%, 01/15/26	$200	$258,727
CDP Financial Inc.
5.60%, 11/25/39[a]	250	296,921
Hydro-Quebec
8.05%, 07/07/24	275	377,833
9.50%, 11/15/30	200	315,522
Nexen Energy ULC
6.40%, 05/15/37	264	308,886
7.50%, 07/30/39	175	229,985
Quebec (Province of)
7.13%, 02/09/24	240	309,389
7.50%, 09/15/29	405	566,032

		2,663,295
CHILE — 0.21%
Codelco Inc.
4.25%, 07/17/42[a]	400	335,796
5.63%, 10/18/43[a]	250	255,024

		590,820
CHINA — 0.32%
CNOOC Finance 2011 Ltd.
5.75%, 01/26/41[a]	200	219,004
CNOOC Finance 2012 Ltd.
5.00%, 05/02/42[a]	250	245,725
Sinochem Overseas Capital Co. Ltd.
6.30%, 11/12/40[a]	200	209,654
Sinopec Group Overseas Development 2012 Ltd.
4.88%, 05/17/42[a]	250	242,472

		916,855
COLOMBIA — 0.10%
Ecopetrol SA
7.38%, 09/18/43[b]	250	281,875

		281,875
FRANCE — 0.19%
Electricite de France SA
5.60%, 01/27/40[a]	180	196,227
6.95%, 01/26/39[a]	280	355,517

		551,744

142	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

GERMANY — 0.14%
KfW
0.00%, 04/18/36	$450	$195,002
0.00%, 06/29/37[b]	480	197,909

		392,911
INDONESIA — 0.18%
PT Pertamina (Persero) Tbk
6.00%, 05/03/42[a]	600	523,500

		523,500
ITALY — 0.10%
Lombardy (Region of)
5.80%, 10/25/32	305	295,447

		295,447
KAZAKHSTAN — 0.24%
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/42[a]	250	251,250
KazMunayGas National Co. JSC
5.75%, 04/30/43[a]	500	436,875

		688,125
MEXICO — 0.89%
Comision Federal de Electricidad
5.75%, 02/14/42[a,b]	300	287,250
Pemex Project Funding Master Trust
6.63%, 06/15/35	1,005	1,100,735
Petroleos Mexicanos
5.50%, 06/27/44	675	638,254
6.50%, 06/02/41	450	485,262

		2,511,501
NORWAY — 0.49%
Statoil ASA
4.80%, 11/08/43	500	533,234
5.10%, 08/17/40	380	420,280
6.50%, 12/01/28[a]	100	126,855
6.80%, 01/15/28	75	97,173
7.15%, 01/15/29	100	132,227
7.75%, 06/15/23	50	65,960

		1,375,729
QATAR — 0.32%
Nakilat Inc.
6.07%, 12/31/33[a]	400	429,500
Qtel International Finance Ltd.
5.00%, 10/19/25[a]	200	209,500

Security	Principal (000s)	Value

Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.33%, 09/30/27[a]	$250	$278,302

		917,302
RUSSIA — 0.39%
Gazprom OAO Via Gaz Capital SA
7.29%, 08/16/37[a]	300	315,375
8.63%, 04/28/34[a]	450	529,875
Vnesheconombank Via VEB Finance PLC
6.80%, 11/22/25[a]	250	258,125

		1,103,375
SINGAPORE — 0.07%
Temasek Financial I Ltd.
3.38%, 07/23/42[a]	250	200,491

		200,491
SOUTH KOREA — 0.11%
Korea Gas Corp.
6.25%, 01/20/42[a]	250	299,418

		299,418
SUPRANATIONAL — 0.19%
Asian Development Bank
5.82%, 06/16/28	240	295,741
Inter-American Development Bank
3.88%, 10/28/41	245	233,324

		529,065
THAILAND — 0.11%
PTT PCL
4.50%, 10/25/42[a]	400	312,192

		312,192
UNITED ARAB EMIRATES — 0.26%
Abu Dhabi National Energy Co.
6.50%, 10/27/36[a]	300	355,875
DP World Ltd.
6.85%, 07/02/37[a]	350	372,750

		728,625
UNITED STATES — 0.08%
Nexen Energy ULC
7.88%, 03/15/32	160	214,077

		214,077

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $17,408,635)		16,180,015

SCHEDULES OF INVESTMENTS	143

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

FOREIGN GOVERNMENT OBLIGATIONS[e] — 11.69%

BRAZIL — 1.72%
Brazil (Federative Republic of)
5.63%, 01/07/41	$100	$98,250
7.13%, 01/20/37	605	704,069
8.25%, 01/20/34	980	1,266,650
8.88%, 04/15/24	688	919,340
10.13%, 05/15/27	786	1,182,930
11.00%, 08/17/40 (Call 08/17/15)	620	705,560

		4,876,799
CHILE — 0.12%
Chile (Republic of)
3.63%, 10/30/42[b]	425	344,250

		344,250
COLOMBIA — 0.67%
Colombia (Republic of)
5.63%, 02/26/44 (Call 08/26/43)	200	204,300
6.13%, 01/18/41	650	710,125
7.38%, 09/18/37	500	623,750
8.13%, 05/21/24	275	356,125

		1,894,300
INDONESIA — 0.76%
Indonesia (Republic of)
5.25%, 01/17/42[a]	750	682,500
7.75%, 01/17/38[a]	700	831,250
8.50%, 10/12/35[a]	500	631,250

		2,145,000
ISRAEL — 0.13%
Israel (State of)
4.00%, 06/30/22[b]	350	367,063

		367,063
ITALY — 0.34%
Italy (Republic of)
5.38%, 06/15/33	242	263,765
6.88%, 09/27/23	580	700,698

		964,463
MEXICO — 1.43%
United Mexican States
4.75%, 03/08/44	550	512,875
5.75%, 10/12/49	230	218,500
6.05%, 01/11/40	520	581,880

Security	Principal (000s)	Value

6.75%, 09/27/34	$1,525	$1,849,063
7.50%, 04/08/33	402	521,595
8.30%, 08/15/31	255	354,450

		4,038,363
PANAMA — 0.54%
Panama (Republic of)
6.70%, 01/26/36	180	207,225
7.13%, 01/29/26	700	848,750
9.38%, 04/01/29	330	463,650

		1,519,625
PERU — 0.66%
Peru (Republic of)
5.63%, 11/18/50	400	414,000
6.55%, 03/14/37	170	201,025
7.35%, 07/21/25	200	255,000
8.75%, 11/21/33[b]	700	1,008,000

		1,878,025
PHILIPPINES — 1.18%
Philippines (Republic of the)
5.00%, 01/13/37	1,250	1,362,500
6.38%, 10/23/34[b]	1,600	1,988,000

		3,350,500
QATAR — 0.24%
Qatar (Kingdom of)
5.75%, 01/20/42[a]	200	218,500
6.40%, 01/20/40[a]	400	472,480

		690,980
RUSSIA — 1.89%
Russian Federation (The)
5.63%, 04/04/42[a,b]	1,200	1,185,000
7.50%, 03/31/30[a,b,c]	2,864	3,322,576
12.75%, 06/24/28[a,b]	500	845,000

		5,352,576
SOUTH AFRICA — 0.17%
South Africa (Republic of)
4.67%, 01/17/24[b]	500	493,850

		493,850
TURKEY — 1.59%
Turkey (Republic Of)
6.88%, 03/17/36	100	105,625
Turkey (Republic of)
7.25%, 03/05/38	2,100	2,310,000

144	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2014

Security	Principal or Shares (000s)	Value

Turkey (Republic Of)
7.38%, 02/05/25	$125	$141,500
11.88%, 01/15/30	1,250	1,961,000

		4,518,125
URUGUAY — 0.25%
Uruguay (Republic of)
7.63%, 03/21/36	565	699,470

		699,470

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $36,206,555)		33,133,389

SHORT-TERM INVESTMENTS — 7.04%

MONEY MARKET FUNDS — 7.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[f,g,h]	16,509	16,509,416
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[f,g,h]	1,388	1,388,470
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,g]	2,062	2,062,202

		19,960,088

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,960,088)		19,960,088

Value

TOTAL INVESTMENTS IN SECURITIES — 104.92%
(Cost: $304,716,277)	$297,485,207
Other Assets, Less Liabilities — (4.92)%	(13,937,023)

NET ASSETS — 100.00%	$283,548,184

CPO  —  Certificates of Participation (Ordinary)

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Investments are denominated in U.S. dollars.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	145

Statements of Assets and Liabilities

iSHARES® TRUST

February 28, 2014

	iShares 1-3 Year Credit Bond ETF	iShares Intermediate Credit Bond ETF	iShares Credit Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$12,846,421,959	$5,479,987,975	$764,764,298
Affiliated (Note 2)	857,935,202	494,039,968	53,908,048

Total cost of investments	$13,704,357,161	$5,974,027,943	$818,672,346

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$12,913,829,595	$5,569,061,094	$785,578,214
Affiliated (Note 2)	858,002,195	494,221,972	53,962,178

Total fair value of investments	13,771,831,790	6,063,283,066	839,540,392
Cash	—	1,945,635	235,835
Receivables:
Investment securities sold	23,056,260	18,545,385	7,049,875
Due from custodian (Note 4)	—	16,782,773	—
Interest	92,489,029	52,377,963	8,965,058
Capital shares sold	114,566,120	1,266,749	—
Capital shares redeemed	1,701,956	—	—

Total Assets	14,003,645,155	6,154,201,571	855,791,160

LIABILITIES
Payables:
Investment securities purchased	266,608,013	82,067,118	6,240,835
Collateral for securities on loan (Note 1)	509,748,404	365,779,502	49,234,080
Capital shares redeemed	—	765,846	—
Securities related to in-kind transactions (Note 4)	—	505,379	—
Investment advisory fees (Note 2)	1,969,527	851,190	121,818

Total Liabilities	778,325,944	449,969,035	55,596,733

NET ASSETS	$13,225,319,211	$5,704,232,536	$800,194,427

Net assets consist of:
Paid-in capital	$13,147,440,892	$5,604,561,622	$777,831,399
Undistributed net investment income	11,077,497	12,119,073	1,988,621
Accumulated net realized loss	(673,807)	(1,703,282)	(493,639)
Net unrealized appreciation	67,474,629	89,255,123	20,868,046

NET ASSETS	$13,225,319,211	$5,704,232,536	$800,194,427

Shares outstanding[b]	125,300,000	52,200,000	7,300,000

Net asset value per share	$105.55	$109.28	$109.62

[a]	Securities on loan with values of $495,026,912, $354,011,459 and $47,604,742, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

146	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

February 28, 2014

iShares 10+ Year Credit Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$284,756,189
Affiliated (Note 2)	19,960,088

Total cost of investments	$304,716,277

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$277,525,119
Affiliated (Note 2)	19,960,088

Total fair value of investments	297,485,207
Receivables:
Investment securities sold	2,480,627
Interest	4,101,339
Capital shares sold	194,433

Total Assets	304,261,606

LIABILITIES
Payables:
Investment securities purchased	2,773,672
Collateral for securities on loan (Note 1)	17,897,886
Investment advisory fees (Note 2)	41,864

Total Liabilities	20,713,422

NET ASSETS	$283,548,184

Net assets consist of:
Paid-in capital	$290,602,047
Undistributed net investment income	1,067,044
Accumulated net realized loss	(889,837)
Net unrealized depreciation	(7,231,070)

NET ASSETS	$283,548,184

Shares outstanding[b]	4,900,000

Net asset value per share	$57.87

[a]	Securities on loan with a value of $17,285,835. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	147

Statements of Operations

iSHARES® TRUST

Year ended February 28, 2014

	iShares 1-3 Year Credit Bond ETF	iShares Intermediate Credit Bond ETF	iShares Credit Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$143,366,456	$160,845,937	$37,940,115
Interest — affiliated (Note 2)	536,515	817,758	84,877
Securities lending income — affiliated (Note 2)	827,387	747,155	130,244

Total investment income	144,730,358	162,410,850	38,155,236

EXPENSES
Investment advisory fees (Note 2)	22,036,885	11,387,365	2,134,800

Total expenses	22,036,885	11,387,365	2,134,800

Net investment income	122,693,473	151,023,485	36,020,436

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	69,719	(610,959)	(142,184)
Investments — affiliated (Note 2)	(6,089)	—	—
In-kind redemptions — unaffiliated	51,826,756	69,252,124	22,402,239
In-kind redemptions — affiliated (Note 2)	240,164	128,640	8,435

Net realized gain	52,130,550	68,769,805	22,268,490

Net change in unrealized appreciation/depreciation	(34,742,752)	(176,640,693)	(71,135,085)

Net realized and unrealized gain (loss)	17,387,798	(107,870,888)	(48,866,595)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$140,081,271	$43,152,597	$(12,846,159)

See notes to financial statements.

148	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended February 28, 2014

iShares 10+ Year Credit Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$14,683,267
Interest — affiliated (Note 2)	321
Securities lending income — affiliated (Note 2)	22,421
Payment from affiliate (Note 2)	52,716

Total investment income	14,758,725

EXPENSES
Investment advisory fees (Note 2)	606,392

Total expenses	606,392

Net investment income	14,152,333

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(878,879)
In-kind redemptions — unaffiliated	461,079

Net realized loss	(417,800)

Net change in unrealized appreciation/depreciation	(17,640,416)

Net realized and unrealized loss	(18,058,216)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,905,883)

See notes to financial statements.

FINANCIAL STATEMENTS	149

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares 1-3 Year Credit Bond ETF		iShares Intermediate Credit Bond ETF
	Year ended February 28, 2014	Year ended February 28, 2013	Year ended February 28, 2014	Year ended February 28, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$122,693,473	$143,520,593	$151,023,485	$160,241,359
Net realized gain	52,130,550	50,096,926	68,769,805	95,251,515
Net change in unrealized appreciation/depreciation	(34,742,752)	9,301,969	(176,640,693)	16,590,413

Net increase in net assets resulting from operations	140,081,271	202,919,488	43,152,597	272,083,287

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(123,039,606)	(146,575,669)	(150,864,514)	(161,824,453)

Total distributions to shareholders	(123,039,606)	(146,575,669)	(150,864,514)	(161,824,453)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	8,177,786,564	5,012,273,629	2,535,474,058	2,279,827,933
Cost of shares redeemed	(4,798,855,500)	(4,371,345,531)	(2,008,034,178)	(1,567,983,508)

Net increase in net assets from capital share transactions	3,378,931,064	640,928,098	527,439,880	711,844,425

INCREASE IN NET ASSETS	3,395,972,729	697,271,917	419,727,963	822,103,259

NET ASSETS
Beginning of year	9,829,346,482	9,132,074,565	5,284,504,573	4,462,401,314

End of year	$13,225,319,211	$9,829,346,482	$5,704,232,536	$5,284,504,573

Undistributed net investment income included in net assets at end of year	$11,077,497	$11,423,630	$12,119,073	$11,960,102

SHARES ISSUED AND REDEEMED
Shares sold	77,700,000	47,700,000	23,100,000	20,800,000
Shares redeemed	(45,600,000)	(41,600,000)	(18,500,000)	(14,200,000)

Net increase in shares outstanding	32,100,000	6,100,000	4,600,000	6,600,000

See notes to financial statements.

150	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Credit Bond ETF		iShares 10+ Year Credit Bond ETF
	Year ended February 28, 2014	Year ended February 28, 2013	Year ended February 28, 2014	Year ended February 28, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$36,020,436	$46,683,953	$14,152,333	$13,983,645
Net realized gain (loss)	22,268,490	14,515,295	(417,800)	3,155,680
Net change in unrealized appreciation/depreciation	(71,135,085)	13,125,778	(17,640,416)	1,715,253

Net increase (decrease) in net assets resulting from operations	(12,846,159)	74,325,026	(3,905,883)	18,854,578

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(37,278,340)	(47,128,498)	(14,655,911)	(13,546,894)
From net realized gain	—	—	(404,890)	—

Total distributions to shareholders	(37,278,340)	(47,128,498)	(15,060,801)	(13,546,894)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	112,045,340	491,016,982	33,392,791	256,067,970
Cost of shares redeemed	(670,782,685)	(278,721,769)	(152,131,950)	(36,512,518)

Net increase (decrease) in net assets from capital share transactions	(558,737,345)	212,295,213	(118,739,159)	219,555,452

INCREASE (DECREASE) IN NET ASSETS	(608,861,844)	239,491,741	(137,705,843)	224,863,136

NET ASSETS
Beginning of year	1,409,056,271	1,169,564,530	421,254,027	196,390,891

End of year	$800,194,427	$1,409,056,271	$283,548,184	$421,254,027

Undistributed net investment income included in net assets at end of year	$1,988,621	$3,246,525	$1,067,044	$1,570,622

SHARES ISSUED AND REDEEMED
Shares sold	1,000,000	4,400,000	600,000	4,200,000
Shares redeemed	(6,200,000)	(2,500,000)	(2,600,000)	(600,000)

Net increase (decrease) in shares outstanding	(5,200,000)	1,900,000	(2,000,000)	3,600,000

See notes to financial statements.

FINANCIAL STATEMENTS	151

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 1-3 Year Credit Bond ETF
	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of year	$105.47	$104.85	$104.51	$103.89	$97.31

Income from investment operations:
Net investment income[a]	1.17	1.59	1.92	2.44	3.70
Net realized and unrealized gain[b]	0.11	0.66	0.36	0.73	6.66

Total from investment operations	1.28	2.25	2.28	3.17	10.36

Less distributions from:
Net investment income	(1.20)	(1.63)	(1.94)	(2.51)	(3.78)
Net realized gain	—	—	—	(0.04)	(0.00)[c]

Total distributions	(1.20)	(1.63)	(1.94)	(2.55)	(3.78)

Net asset value, end of year	$105.55	$105.47	$104.85	$104.51	$103.89

Total return	1.22%	2.16%	2.19%	3.13%	10.84%

Ratios/Supplemental data:
Net assets, end of year (000s)	$13,225,319	$9,829,346	$9,132,075	$7,650,194	$5,547,921
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.11%	1.51%	1.84%	2.34%	3.62%
Portfolio turnover rate[d]	10%	8%	8%	12%	23%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Rounds to less than $0.01.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

152	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Intermediate Credit Bond ETF
	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of year	$111.02	$108.84	$105.67	$103.50	$92.81

Income from investment operations:
Net investment income[a]	2.88	3.40	3.97	4.36	4.98
Net realized and unrealized gain (loss)[b]	(1.72)	2.25	3.18	2.23	10.54

Total from investment operations	1.16	5.65	7.15	6.59	15.52

Less distributions from:
Net investment income	(2.90)	(3.47)	(3.94)	(4.33)	(4.83)
Net realized gain	—	—	(0.04)	(0.09)	—

Total distributions	(2.90)	(3.47)	(3.98)	(4.42)	(4.83)

Net asset value, end of year	$109.28	$111.02	$108.84	$105.67	$103.50

Total return	1.09%	5.27%	6.90%	6.55%	17.13%

Ratios/Supplemental data:
Net assets, end of year (000s)	$5,704,233	$5,284,505	$4,462,401	$3,096,177	$2,256,309
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.65%	3.09%	3.71%	4.14%	4.98%
Portfolio turnover rate[c]	9%	7%	9%	9%	21%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	153

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Credit Bond ETF
	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of year	$112.72	$110.34	$104.45	$101.84	$90.10

Income from investment operations:
Net investment income[a]	3.69	3.89	4.45	4.75	5.14
Net realized and unrealized gain (loss)[b]	(3.03)	2.44	5.86	2.59	11.57

Total from investment operations	0.66	6.33	10.31	7.34	16.71

Less distributions from:
Net investment income	(3.76)	(3.95)	(4.42)	(4.70)	(4.97)
Net realized gain	—	—	—	(0.03)	—

Total distributions	(3.76)	(3.95)	(4.42)	(4.73)	(4.97)

Net asset value, end of year	$109.62	$112.72	$110.34	$104.45	$101.84

Total return	0.66%	5.83%	10.11%	7.35%	19.00%

Ratios/Supplemental data:
Net assets, end of year (000s)	$800,194	$1,409,056	$1,169,565	$762,495	$539,776
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	3.37%	3.47%	4.16%	4.55%	5.24%
Portfolio turnover rate[c]	9%	10%	11%	13%	29%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

154	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 10+ Year Credit Bond ETF
	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Period from Dec. 8, 2009[a] to Feb. 28, 2010
Net asset value, beginning of period	$61.05	$59.51	$52.53	$50.60	$50.63

Income from investment operations:
Net investment income[b]	2.68	2.65	2.72	2.88	0.65
Net realized and unrealized gain (loss)[c]	(3.03)	1.59	6.88	1.85	(0.28)

Total from investment operations	(0.35)	4.24	9.60	4.73	0.37

Less distributions from:
Net investment income	(2.74)	(2.70)	(2.62)	(2.80)	(0.40)
Net realized gain	(0.09)	—	—	—	—

Total distributions	(2.83)	(2.70)	(2.62)	(2.80)	(0.40)

Net asset value, end of period	$57.87	$61.05	$59.51	$52.53	$50.60

Total return	(0.41)%[d]	7.22%	18.81%	9.62%	0.68%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$283,548	$421,254	$196,391	$21,014	$10,120
Ratio of expenses to average net assets[f]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[f]	4.67%	4.33%	4.79%	5.47%	5.79%
Portfolio turnover rate[g]	12%	10%	6%	37%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Includes payment from an affiliate. See Note 2. Not including these proceeds, the Fund’s total return would have been -0.43%.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	155

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Bond ETF	Former Name [a]	Diversification Classification
1-3 Year Credit	iShares Barclays 1-3 Year Credit Bond Fund	Diversified
Intermediate Credit	iShares Barclays Intermediate Credit Bond Fund	Diversified
Credit	iShares Barclays Credit Bond Fund	Diversified
10+ Year Credit	iShares 10+ Year Credit Bond Fund	Diversified

[a]	The Funds changed their names effective July 1, 2013.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund may invest in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

The Funds invest a significant portion of their assets in fixed-income securities. Changes in market interest rates or economic conditions, including the Federal Reserve Bank’s decision in December 2013 to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The United States and the European Union have imposed economic sanctions on certain Russian individuals and a financial institution. The United States or the European Union could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities, impairing the ability of the iShares 10+ Year Credit Bond ETF to buy, sell, receive or deliver those securities. Sanctions could also result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into

156	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

NOTES TO FINANCIAL STATEMENTS	157

Notes to Financial Statements (Continued)

iSHARES® TRUST

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Bond ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
1-3 Year Credit
Assets:
Corporate Bonds & Notes	$—	$10,683,845,252	$—	$10,683,845,252
Foreign Agency Obligations	—	1,926,747,857	—	1,926,747,857
Foreign Government Obligations	—	345,213,365	—	345,213,365
Municipal Debt Obligations	—	34,185,300	—	34,185,300
Money Market Funds	781,840,016	—	—	781,840,016

	$781,840,016	$12,989,991,774	$—	$13,771,831,790

Intermediate Credit
Assets:
Corporate Bonds & Notes	$—	$4,759,462,349	$—	$4,759,462,349
Foreign Agency Obligations	—	609,221,084	—	609,221,084
Foreign Government Obligations	—	203,837,580	—	203,837,580
Municipal Debt Obligations	—	20,557,066	—	20,557,066
Money Market Funds	470,204,987	—	—	470,204,987

	$470,204,987	$5,593,078,079	$—	$6,063,283,066

158	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Bond ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Credit
Assets:
Corporate Bonds & Notes	$—	$656,576,031	$—	$656,576,031
Foreign Agency Obligations	—	67,013,341	—	67,013,341
Foreign Government Obligations	—	39,336,025	—	39,336,025
Municipal Debt Obligations	—	24,949,752	—	24,949,752
Money Market Funds	51,665,243	—	—	51,665,243

	$51,665,243	$787,875,149	$—	$839,540,392

10+ Year Credit
Assets:
Corporate Bonds & Notes	$—	$228,211,715	$—	$228,211,715
Foreign Agency Obligations	—	16,180,015	—	16,180,015
Foreign Government Obligations	—	33,133,389	—	33,133,389
Money Market Funds	19,960,088	—	—	19,960,088

	$19,960,088	$277,525,119	$—	$297,485,207

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities

NOTES TO FINANCIAL STATEMENTS	159

Notes to Financial Statements (Continued)

iSHARES® TRUST

traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates.

As of February 28, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of February 28, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

As of February 28, 2014, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares Bond ETF	Market Value of Securities on Loan
1-3 Year Credit	$495,026,912
Intermediate Credit	354,011,459
Credit	47,604,742
10+ Year Credit	17,285,835

As of February 28, 2014, the value of the related collateral, as disclosed in the Funds’ schedules of investments, exceeded the market value of the securities on loan.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

160	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Effective July 1, 2013, for its investment advisory services to each of the iShares 1-3 Year Credit Bond ETF and iShares Intermediate Credit Bond ETF, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $121 billion
0.1900	[a]	Over $121 billion, up to and including $211 billion
0.1805[a]		Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 1, 2013, for its investment advisory services to each of the iShares 1-3 Year Credit Bond ETF and iShares Intermediate Credit Bond ETF, BFA was entitled to an annual investment advisory fee of 0.20% based on each Fund’s average daily net assets.

For its investment advisory services to each of the iShares Credit Bond ETF and iShares 10+ Year Credit Bond ETF, BFA is entitled to an annual investment advisory fee of 0.20% based on the average daily net assets of each Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014, each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) each Fund retains 75% of securities lending income and (ii) the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, each Fund retained 65% of securities lending income and paid no collateral investment fees.

For the year ended February 28, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares Bond ETF	Fees Paid to BTC
1-3 Year Credit	$429,250
Intermediate Credit	387,132
Credit	67,937
10+ Year Credit	11,574

In addition, commencing the business day following the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 (or lesser amount as may be agreed to by the Funds and BTC) and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year

NOTES TO FINANCIAL STATEMENTS	161

Notes to Financial Statements (Continued)

iSHARES® TRUST

80% of securities lending income and (ii) the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The iShares 10+ Year Credit Bond ETF received a payment from BTC to compensate for foregone securities lending revenue. The payment is reported in the statements of operations under “Payment from affiliate”.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the year ended February 28, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Bond ETF and Name of Affiliated Issuer	Principal Held at Beginning of Year (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Year (000s)	Value at End of Year	Interest Income	Net Realized Gain (Loss)
1-3 Year Credit
PNC Bank N.A.
0.80%, 01/28/16	1,000	7,500	—	8,500	$8,530,128	$14,718	$—
1.13%, 01/27/17	—	9,040	—	9,040	9,052,061	5,607	—
1.15%, 11/01/16	—	16,500	—	16,500	16,594,876	14,765	—
1.30%, 10/03/16	—	15,000	—	15,000	15,139,198	29,566	—
PNC Funding Corp.
2.70%, 09/19/16	—	12,721	—	12,721	13,276,965	29,808	—
3.00%, 05/19/14	8,000	—	(8,000)	—	—	38,755	55,445
3.63%, 02/08/15	20,904	—	(20,904)	—	—	243,514	134,510
4.25%, 09/21/15	5,500	750	—	6,250	6,587,206	42,829	—
5.25%, 11/15/15	—	6,526	—	6,526	6,981,745	52,262	—
5.40%, 06/10/14	8,263	—	(8,263)	—	—	48,148	44,120

					$76,162,179	$519,972	$234,075

Intermediate Credit
PNC Bank N.A.
2.95%, 01/30/23	3,000	—	—	3,000	$2,850,238	$90,500	$—
3.80%, 07/25/23	—	1,500	—	1,500	1,510,572	10,773	—
4.88%, 09/21/17	340	—	—	340	377,376	10,571	—
5.25%, 01/15/17	290	—	—	290	321,520	9,385	—
6.00%, 12/07/17	1,000	—	—	1,000	1,155,150	32,939	—
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	—	8,000	(2,600)	5,400	5,156,252	142,775	(215,715)

162	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Bond ETF and Name of Affiliated Issuer	Principal Held at Beginning of Year (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Year (000s)	Value at End of Year	Interest Income	Net Realized Gain (Loss)
PNC Funding Corp.
2.70%, 09/19/16	2,093	—	—	2,093	$2,184,474	$49,123	$—
3.30%, 03/08/22	1,862	—	—	1,862	1,867,226	62,779	—
3.63%, 02/08/15	335	—	—	335	344,910	4,625	—
4.25%, 09/21/15	750	1,500	—	2,250	2,371,394	43,180	—
4.38%, 08/11/20	1,992	—	(650)	1,342	1,479,134	72,707	43,525
5.13%, 02/08/20	2,411	880	(1,900)	1,391	1,587,955	77,280	141,957
5.25%, 11/15/15	1,957	—	(1,150)	807	863,357	57,209	128,055
5.40%, 06/10/14	1,700	—	(1,700)	—	—	53,920	30,818
5.63%, 02/01/17	1,750	—	—	1,750	1,947,428	87,025	—

					$24,016,986	$804,791	$128,640

Credit
PNC Bank N.A.
0.80%, 01/28/16	500	—	—	500	$501,772	$3,561	$—
PNC Funding Corp.
3.30%, 03/08/22	910	—	(350)	560	561,572	26,608	(10,775)
3.63%, 02/08/15	500	—	—	500	514,791	15,844	—
4.25%, 09/21/15	200	—	—	200	210,791	8,562	—
5.13%, 02/08/20	925	—	(480)	445	508,009	29,033	19,210

					$2,296,935	$83,608	$8,435

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2014 were as follows:

iShares Bond ETF	Purchases	Sales
1-3 Year Credit	$6,294,745,189	$1,043,688,693
Intermediate Credit	882,817,443	473,001,229
Credit	93,446,637	110,075,060
10+ Year Credit	35,440,068	34,922,044

NOTES TO FINANCIAL STATEMENTS	163

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended February 28, 2014 were as follows:

iShares Bond ETF	In-kind Purchases	In-kind Sales
1-3 Year Credit	$3,037,535,914	$4,737,600,095
Intermediate Credit	2,045,732,342	1,922,541,556
Credit	108,502,266	636,467,669
10+ Year Credit	26,912,189	144,678,984

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of February 28, 2014, attributable to the use of equalization and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares Bond ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
1-3 Year Credit	$52,804,357	$—	$(52,804,357)
Intermediate Credit	69,284,784	—	(69,284,784)
Credit	22,373,462	—	(22,373,462)
10+ Year Credit	406,346	—	(406,346)

164	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The tax character of distributions paid during the years ended February 28, 2014 and February 28, 2013 was as follows:

iShares Bond ETF	2014	2013
1-3 Year Credit
Ordinary Income	$123,039,606	$146,575,669

Intermediate Credit
Ordinary Income	$150,864,514	$161,824,453

Credit
Ordinary Income	$37,278,340	$47,128,498

10+ Year Credit
Long-term capital gain	$167,202	$—
Ordinary Income	14,893,599	13,546,894

	$15,060,801	$13,546,894

As of February 28, 2014, the tax components of accumulated net earnings (losses) were as follows:

iShares Bond ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
1-3 Year Credit	$11,077,497	$—	$67,454,451	$(653,629)	$77,878,319
Intermediate Credit	12,119,073	(319,007)	88,829,591	(958,743)	99,670,914
Credit	1,988,621	(296,950)	20,765,498	(94,141)	22,363,028
10+ Year Credit	1,067,044	(400,400)	(7,282,501)	(438,006)	(7,053,863)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending February 28, 2015.

As of February 28, 2014, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares Bond ETF	Non- Expiring
Intermediate Credit	$319,007
Credit	296,950
10+ Year Credit	400,400

NOTES TO FINANCIAL STATEMENTS	165

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of February 28, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
1-3 Year Credit	$13,704,377,339	$70,357,848	$(2,903,397)	$67,454,451
Intermediate Credit	5,974,453,475	126,618,009	(37,788,418)	88,829,591
Credit	818,774,894	31,636,865	(10,871,367)	20,765,498
10+ Year Credit	304,767,708	5,414,546	(12,697,047)	(7,282,501)

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6.	SUBSEQUENT EVENTS

On or about June 30, 2014, the investment objective of the iShares 10+ Year Credit Bond ETF will change to track a new underlying index, the Barclays U.S. Long Credit Index.

166	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares 1-3 Year Credit Bond ETF, iShares Intermediate Credit Bond ETF, iShares Credit Bond ETF and iShares 10+ Year Credit Bond ETF (the “Funds”) at February 28, 2014, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2014 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 21, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	167

Tax Information (Unaudited)

iSHARES® TRUST

Under Section 852(b)(3)(C) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended February 28, 2014:

iShares Bond ETF	Long-Term Capital Gain Dividends
1-3 Year Credit	$737,437
10+ Year Credit	167,202

Under Section 871(k)(1)(C) of the Code, the Funds hereby designate the following maximum amounts allowable as interest-related dividends for the fiscal year ended February 28, 2014:

iShares Bond ETF	Interest- Related Dividends
1-3 Year Credit	$75,814,608
Intermediate Credit	104,302,218
Credit	25,685,984
10+ Year Credit	9,653,657

Under Section 871(k)(2)(C) of the Code, the iShares 10+ Year Credit Bond ETF hereby designates $237,688 as short-term capital gain dividends for the fiscal year ended February 28, 2014.

The Funds hereby designate the following amounts of distributions from direct Federal Obligation Interest for the fiscal year ended February 28, 2014:

iShares Bond ETF	Federal Obligation Interest [a]
1-3 Year Credit	$432,688
Intermediate Credit	319,865
Credit	51,572
10+ Year Credit	3,578

[a]	The law varies in each state as to whether and what percentage of ordinary income dividends attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

168	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Bond ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
1-3 Year Credit	$1.197213	$—	$0.001321	$1.198534	100%	—%	0%[a]		100%
Intermediate Credit	2.903101	—	0.000406	2.903507	100	—	0	[a]	100
Credit	3.722261	—	0.038621	3.760882	99	—	1		100
10+ Year Credit	2.739925	0.084353	0.002267	2.826545	97	3	0	[a]	100

[a]	Rounds to less than 1%.

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	169

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares 1-3 Year Credit Bond ETF

Period Covered: January 1, 2009 through December 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.0%	1	0.08%
Greater than 4.5% and Less than 5.0%	1	0.08
Greater than 4.0% and Less than 4.5%	5	0.40
Greater than 3.5% and Less than 4.0%	4	0.32
Greater than 3.0% and Less than 3.5%	24	1.91
Greater than 2.5% and Less than 3.0%	40	3.18
Greater than 2.0% and Less than 2.5%	53	4.21
Greater than 1.5% and Less than 2.0%	45	3.58
Greater than 1.0% and Less than 1.5%	38	3.02
Greater than 0.5% and Less than 1.0%	136	10.81
Between 0.5% and –0.5%	910	72.33
Less than –0.5%	1	0.08

	1,258	100.00%

iShares Intermediate Credit Bond ETF

Period Covered: January 1, 2009 through December 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.5% and Less than 6.0%	1	0.08%
Greater than 5.0% and Less than 5.5%	1	0.08
Greater than 4.5% and Less than 5.0%	2	0.16
Greater than 4.0% and Less than 4.5%	3	0.24
Greater than 3.5% and Less than 4.0%	10	0.79
Greater than 3.0% and Less than 3.5%	15	1.19
Greater than 2.5% and Less than 3.0%	21	1.67
Greater than 2.0% and Less than 2.5%	42	3.34
Greater than 1.5% and Less than 2.0%	64	5.09
Greater than 1.0% and Less than 1.5%	46	3.66
Greater than 0.5% and Less than 1.0%	245	19.48
Between 0.5% and –0.5%	804	63.90
Less than –0.5% and Greater than –1.0%	3	0.24
Less than –1.0% and Greater than –1.5%	1	0.08

	1,258	100.00%

170	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Credit Bond ETF

Period Covered: January 1, 2009 through December 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	1	0.08%
Greater than 3.5% and Less than 4.0%	1	0.08
Greater than 3.0% and Less than 3.5%	3	0.24
Greater than 2.5% and Less than 3.0%	32	2.54
Greater than 2.0% and Less than 2.5%	61	4.85
Greater than 1.5% and Less than 2.0%	59	4.69
Greater than 1.0% and Less than 1.5%	57	4.53
Greater than 0.5% and Less than 1.0%	315	25.04
Between 0.5% and –0.5%	723	57.47
Less than –0.5% and Greater than –1.0%	4	0.32
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5%	1	0.08

	1,258	100.00%

iShares 10+ year Credit Bond ETF

Period Covered: January 1, 2010 through December 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	1	0.10%
Greater than 2.5% and Less than 3.0%	6	0.60
Greater than 2.0% and Less than 2.5%	47	4.67
Greater than 1.5% and Less than 2.0%	76	7.55
Greater than 1.0% and Less than 1.5%	108	10.74
Greater than 0.5% and Less than 1.0%	286	28.42
Between 0.5% and –0.5%	461	45.83
Less than –0.5% and Greater than –1.0%	18	1.79
Less than –1.0% and Greater than –1.5%	1	0.10
Less than –1.5% and Greater than –2.0%	2	0.20

	1,006	100.00%

SUPPLEMENTAL INFORMATION	171

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons of the Trust (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped ETF, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 309 Funds (as of February 28, 2014) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman and Warren Collier, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman and Mr. Collier is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (57)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (43)	Trustee (since 2013)	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Director of iShares MSCI Russia Capped ETF, Inc. (since 2013);Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

172	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (58)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011);
		Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped ETF, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (64)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public broadcasting/media company (since 2011).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (70)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).
John E. Kerrigan (58)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	173

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
John E. Martinez (52)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (74)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).
Madhav V. Rajan (49)	Trustee (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped ETF, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011) ; Director, Cavium, Inc. (since 2013).

174	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Manish Mehta (43)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (54)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Edward B. Baer (45)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (61)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel at Kirkpatrick & Lockhart LLP (2001-2005).

Warren Collier (48)	Executive Vice President (since 2013).	Managing Director, BlackRock (since 2009); Chief Operating Officer, BlackRock Latin America and Iberia (2009-2012); Chief Operating Officer, BGINA and BGI Canada Limited (2007-2009).

Scott Radell (45)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (51)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (50)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

TRUSTEE AND OFFICER INFORMATION	175

Notes:

176	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES:	177

Notes:

178	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BofA Merrill Lynch, nor are they sponsored, endorsed or issued by Barclays Capital Inc. None of these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-22-0214

FEBRUARY 28, 2014

2014 ANNUAL REPORT

iShares Trust

➢	iShares Core Long-Term U.S. Bond ETF | ILTB | NYSE Arca
➢	iShares Core Total U.S. Bond Market ETF | AGG | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

BOND MARKET PERFORMANCE OVERVIEW

U.S. bond markets delivered mixed performance for the 12-month period ended February 28, 2014 (the “reporting period”). For the reporting period, the largest drivers of bond market performance and volatility were the comments and actions of the U.S. Federal Reserve Bank (the “Fed”).

The reporting period began when U.S. interest rates were at a historical low. The Fed had responded to slow U.S. economic data by pledging to keep its key short-term interest rate near zero, and by expanding its third quantitative easing program (“QE3”) of monthly bond purchases, increasing demand for bonds and lowering interest rates. Tepid global economic conditions supported the low interest rate environment, providing a measure of confidence that central banks around the world would keep interest rates depressed in an effort to stimulate growth.

In May 2013, the Fed indicated that it might begin scaling back, or tapering, its bond-purchasing program if the U.S. economy and labor market showed further signs of improvement. Specifically, the Fed indicated that it might decrease its monthly purchases from $85 billion to $65 billion during the September 2013 policy meeting, and might terminate the bond-buying program by mid-2014. This comment caused a rapid deterioration in sentiment among bond market participants, sending bond prices down and interest rates up The yield on the benchmark 10-year Treasury, which had declined to a low of 1.61% on May 1, 2013, topped 3% by September 2013 for the first time since 2011 (bond yields rise when bond prices fall, and vice versa).

At its September 2013 meeting, the Fed surprised markets by announcing that it would not taper its bond-buying program. Markets reacted favorably, and yields eased for the remainder of 2013. In the final months of the reporting period, bond market participants were reassured when new Fed chairwoman Janet Yellen reiterated the Fed’s plan to take “measured steps” in tapering its bond buying program, and to keep interest rates low in an effort to promote economic growth. Bond market performance was also aided as turmoil in developing nations and disappointing economic manufacturing reports weakened investors’ expectations for the global economy, causing a retreat from equity markets.

For the reporting period, bond performance varied widely. From a maturity standpoint, shorter-term securities generally outperformed intermediate and long-term securities, due to the rise in interest rates. On a sector basis, U.S. Treasury bonds delivered muted results. Treasuries at the shorter end of the maturity range achieved modestly positive results. Treasuries with longer maturities, however, declined for the reporting period as interest rates increased.

Corporate bonds outpaced the broader bond market for the reporting period, as their higher yields provided an advantage over other instruments in an environment of rising interest rates. Lower-quality corporate bonds, which offer higher yields, outperformed by a wide margin.

Mortgage-backed securities achieved modestly positive returns for the reporting period. The asset-backed group, which was hurt by Fed suggestions of tapering its purchases of Treasury and agency mortgage-backed securities, also faced reduced demand for mortgages as interest rates rose, driving 30-year consumer mortgage rates to their highest levels in more than two years. Commercial mortgage-backed bonds outperformed residential mortgage-backed issues due to their higher yields.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® CORE LONG-TERM U.S. BOND ETF

Performance as of February 28, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(1.82)%	(1.52)%	(1.92)%	(1.82)%	(1.52)%	(1.92)%
Since Inception	7.75%	7.75%	8.00%	37.12%	37.10%	38.44%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 12/8/09. The first day of secondary market trading was 12/9/09.

Index performance through October 22, 2012 reflects the performance of the BofA Merrill Lynch 10+ Year US Corporate & Government IndexSM. Index performance beginning on October 23, 2012 reflects the performance of the Barclays U.S. Long Government/Credit Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,061.60	$0.61	$1,000.00	$1,024.20	$0.60	0.12%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

6	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

The iShares Core Long-Term U.S. Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds with remaining maturities greater than ten years, as represented by the Barclays U.S. Long Government/Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2014, the total return for the Fund was -1.82%, net of fees, while the total return for the Index was -1.92%.

Special note – On or about June 3, 2014, the Fund will change its name to the iShares Core Long-Term USD Bond ETF and the investment objective of the Fund will change to track a new underlying index, the Barclays U.S. 10+ Year Universal Index, which measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment-grade or high yield with remaining maturities greater than ten years.

PORTFOLIO ALLOCATION

As of 2/28/14

Investment Type	Percentage of Total Investments*

Corporate Bonds & Notes	50.08%
U.S. Government Obligations	33.16
Municipal Debt Obligations	6.54
Foreign Government Obligations	5.40
U.S. Government Agency Obligations	2.82
Foreign Agency Obligations	2.00

TOTAL	100.00%

BOND CREDIT QUALITY

As of 2/28/14

Moody’s Credit Rating	Percentage of Total Investments*

Aaa	37.53%
Aa1	1.49
Aa2	3.85
Aa3	2.57
A1	6.33
A2	6.72
A3	11.52
Baa1	10.12
Baa2	12.44
Baa3	6.56
Ba1	0.20
Not Rated	0.67

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

Performance as of February 28, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.01%	(0.04)%	0.15%	0.01%	(0.04)%	0.15%
5 Years	4.87%	4.71%	5.13%	26.82%	25.87%	28.39%
10 Years	4.35%	4.32%	4.56%	53.14%	52.68%	56.18%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,028.40	$0.40	$1,000.00	$1,024.40	$0.40	0.08%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

8	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

The iShares Core Total U.S. Bond Market ETF (the “Fund”) seeks to track the investment results of an index composed of the total U.S. investment-grade bond market, as represented by the Barclays U.S. Aggregate Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2014, the total return for the Fund was 0.01%, net of fees, while the total return for the Index was 0.15%.

PORTFOLIO ALLOCATION

As of 2/28/14

Investment Type	Percentage of Total Investments*

U.S. Government Obligations	36.29%
Mortgage-Backed Securities	31.66
Corporate Bonds & Notes	23.21
U.S. Government Agency Obligations	4.22
Foreign Agency Obligations	2.25
Foreign Government Obligations	1.42
Municipal Debt Obligations	0.95

TOTAL	100.00%

BOND CREDIT QUALITY

As of 2/28/14

Moody’s Credit Rating	Percentage of Total Investments*

Aaa	73.18%
Aa1	0.60
Aa2	1.44
Aa3	1.73
A1	2.59
A2	3.08
A3	4.09
Baa1	4.25
Baa2	5.75
Baa3	2.40
Ba1	0.07
Ba2	0.02
Not Rated	0.80

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2013 and held through February 28, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® CORE LONG-TERM U.S. BOND ETF

February 28, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 49.33%

AEROSPACE & DEFENSE — 1.03%
Boeing Co. (The)
6.88%, 03/15/39	$26	$35,622
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)[a]	26	22,754
Honeywell International Inc.
5.70%, 03/15/37	25	29,933
Lockheed Martin Corp.
4.07%, 12/15/42	42	39,182
Northrop Grumman Corp.
7.75%, 02/15/31	21	28,022
Raytheon Co.
4.88%, 10/15/40[a]	26	27,349
United Technologies Corp.
5.70%, 04/15/40	31	36,857
6.05%, 06/01/36	66	81,487

		301,206
AIR FREIGHT & LOGISTICS — 0.31%
FedEx Corp.
3.88%, 08/01/42	26	22,337
United Parcel Service Inc.
3.63%, 10/01/42	26	23,061
6.20%, 01/15/38	36	45,409

		90,807
AIRLINES — 0.18%
Continental Airlines Inc. 2012-1 Pass Through Trust Class A
4.15%, 10/11/25[a]	25	26,121
Continental Airlines Inc. 2012-2 Pass Through Trust Class A
4.00%, 04/29/26	26	26,292

		52,413
AUTO COMPONENTS — 0.09%
Johnson Controls Inc.
5.25%, 12/01/41 (Call 06/01/41)	26	27,210

		27,210
AUTOMOBILES — 0.26%
Ford Motor Co.
7.45%, 07/16/31	60	77,119

		77,119

Security	Principal (000s)	Value

BEVERAGES — 0.70%
Anheuser-Busch InBev Worldwide Inc.
6.38%, 01/15/40	$56	$70,973
Diageo Capital PLC
5.88%, 09/30/36	25	29,694
Diageo Investment Corp.
4.25%, 05/11/42	7	6,747
Dr Pepper Snapple Group Inc.
7.45%, 05/01/38	10	13,350
Molson Coors Brewing Co.
5.00%, 05/01/42	26	26,728
PepsiCo Inc.
5.50%, 01/15/40	50	56,460

		203,952
BIOTECHNOLOGY — 0.44%
Amgen Inc.
5.15%, 11/15/41 (Call 05/15/41)	80	83,512
5.65%, 06/15/42 (Call 12/15/41)	25	27,881
Gilead Sciences Inc.
5.65%, 12/01/41 (Call 06/01/41)	15	17,336

		128,729
CAPITAL MARKETS — 0.80%
Credit Suisse (USA) Inc.
7.13%, 07/15/32	16	21,486
European Investment Bank
4.88%, 02/15/36	15	17,136
Goldman Sachs Group Inc. (The)
6.45%, 05/01/36	30	32,981
6.75%, 10/01/37	45	51,811
Jefferies Group LLC
6.25%, 01/15/36	15	15,111
Morgan Stanley
6.38%, 07/24/42	76	93,533

		232,058
CHEMICALS — 0.96%
Agrium Inc.
6.13%, 01/15/41 (Call 07/15/40)[a]	25	28,153
Dow Chemical Co. (The)
5.25%, 11/15/41 (Call 05/15/41)	26	26,931
9.40%, 05/15/39	36	56,414
E.I. du Pont de Nemours and Co.
4.90%, 01/15/41	41	42,904

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Eastman Chemical Co.
4.80%, 09/01/42 (Call 03/01/42)	$26	$25,536
Ecolab Inc.
5.50%, 12/08/41	11	12,325
Monsanto Co.
5.50%, 08/15/25	26	30,444
Potash Corp. of Saskatchewan Inc.
5.63%, 12/01/40	26	29,054
PPG Industries Inc.
5.50%, 11/15/40	25	27,953

		279,714
COMMERCIAL BANKS — 1.67%
Bank One Corp.
7.63%, 10/15/26	90	115,644
Fifth Third Bancorp
8.25%, 03/01/38	25	34,791
HSBC Holdings PLC
6.80%, 06/01/38	100	124,515
Rabobank Nederland
5.25%, 05/24/41	40	42,736
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	90	97,900
Wells Fargo & Co.
5.61%, 01/15/44	20	22,008
Wells Fargo Capital X
5.95%, 12/01/36	50	50,000

		487,594
COMMERCIAL SERVICES & SUPPLIES — 0.34%
Republic Services Inc.
5.70%, 05/15/41 (Call 11/15/40)	26	29,342
Unilever Capital Corp.
5.90%, 11/15/32	30	38,159
Waste Management Inc.
6.13%, 11/30/39	26	31,334

		98,835
COMMUNICATIONS EQUIPMENT — 0.35%
Cisco Systems Inc.
5.50%, 01/15/40	25	28,271
5.90%, 02/15/39	40	47,291
Harris Corp.
6.15%, 12/15/40	10	11,151
Juniper Networks Inc.
5.95%, 03/15/41	15	14,593

		101,306

Security	Principal (000s)	Value

COMPUTERS & PERIPHERALS — 0.24%
Apple Inc.
3.85%, 05/04/43	$50	$43,380
Hewlett-Packard Co.
6.00%, 09/15/41	26	27,690

		71,070
CONTAINERS & PACKAGING — 0.06%
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	15	16,780

		16,780
DIVERSIFIED CONSUMER SERVICES — 0.20%
President and Fellows of Harvard College (The)
6.30%, 10/01/37 (Call 04/01/16)	52	57,720

		57,720
DIVERSIFIED FINANCIAL SERVICES — 4.15%
Bank of America Corp.
7.75%, 05/14/38	125	166,749
Citigroup Inc.
6.13%, 08/25/36	100	109,552
6.88%, 03/05/38	117	150,451
Daimler Finance North America LLC
8.50%, 01/18/31	26	38,616
Deutsche Telekom International Finance BV
8.75%, 06/15/30	79	113,899
General Electric Capital Corp.
5.88%, 01/14/38	85	100,502
6.15%, 08/07/37	200	242,960
Goldman Sachs Capital I
6.35%, 02/15/34	148	153,920
J.P. Morgan Chase & Co.
5.60%, 07/15/41	85	96,040
National Rural Utilities Cooperative Finance Corp. Series C
8.00%, 03/01/32	26	36,396

		1,209,085
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.00%
AT&T Inc.
5.55%, 08/15/41	115	120,552
6.30%, 01/15/38[a]	100	113,492
6.50%, 09/01/37	100	116,064

12	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

February 28, 2014

Security	Principal (000s)	Value

British Telecommunications PLC
9.63%, 12/15/30	$46	$70,905
Orange
5.38%, 01/13/42	31	31,393
Qwest Corp.
6.88%, 09/15/33 (Call 03/31/14)	76	75,240
Royal KPN NV
8.38%, 10/01/30	11	14,676
Telefonica Europe BV
8.25%, 09/15/30	32	40,716
Verizon Communications Inc.
5.85%, 09/15/35[a]	145	162,846
6.40%, 09/15/33	100	118,483
6.40%, 02/15/38	100	117,442
6.55%, 09/15/43	150	182,824

		1,164,633
ELECTRIC UTILITIES — 5.29%
Appalachian Power Co.
7.00%, 04/01/38	31	39,950
Arizona Public Service Co.
4.50%, 04/01/42 (Call 10/01/41)	26	26,258
Baltimore Gas & Electric Co.
6.35%, 10/01/36	51	62,737
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	40	35,303
Detroit Edison Co. (The)
3.95%, 06/15/42 (Call 12/15/41)	40	37,738
Duke Energy Carolinas LLC
4.25%, 12/15/41 (Call 06/15/41)	25	24,610
6.10%, 06/01/37	88	106,478
Duke Energy Progress Inc.
4.10%, 05/15/42 (Call 11/15/41)	71	68,385
Entergy Mississippi Inc.
3.10%, 07/01/23 (Call 04/01/23)	40	38,704
FirstEnergy Solutions Corp.
6.80%, 08/15/39	30	31,547
Florida Power & Light Co.
5.63%, 04/01/34[a]	90	106,507
Georgia Power Co.
4.30%, 03/15/42	115	111,230
Interstate Power & Light Co.
6.25%, 07/15/39	25	31,635

Security	Principal (000s)	Value

Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	$31	$32,910
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	30	33,175
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	100	119,647
Nevada Power Co. Series R
6.75%, 07/01/37	25	32,524
Nisource Finance Corp.
5.95%, 06/15/41 (Call 12/15/40)	56	62,056
Northern States Power Co.
3.40%, 08/15/42 (Call 02/15/42)	76	64,977
Oglethorpe Power Corp.
5.25%, 09/01/50	26	27,144
Oncor Electric Delivery Co. LLC
5.30%, 06/01/42 (Call 12/01/41)	20	21,990
Pacific Gas & Electric Co.
3.75%, 08/15/42 (Call 02/15/42)	65	56,495
4.45%, 04/15/42 (Call 10/15/41)	26	25,439
4.75%, 02/15/44 (Call 08/15/43)	25	25,411
Potomac Electric Power Co.
6.50%, 11/15/37	15	19,300
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	26	25,598
6.05%, 01/15/38	26	31,872
Southern California Edison Co.
4.05%, 03/15/42 (Call 09/15/41)	76	72,243
Series 08-A
5.95%, 02/01/38	16	19,465
Union Electric Co.
3.90%, 09/15/42 (Call 03/15/42)	40	37,340
Virginia Electric and Power Co.
4.00%, 01/15/43 (Call 07/15/42)	26	24,482
8.88%, 11/15/38	26	41,300
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)	26	25,111
Wisconsin Electric Power Co.
3.65%, 12/15/42 (Call 06/15/42)	26	22,844

		1,542,405
ELECTRICAL EQUIPMENT — 0.17%
ABB Finance (USA) Inc.
4.38%, 05/08/42	16	15,765

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Eaton Corp. PLC
4.00%, 11/02/32	$30	$28,714
Emerson Electric Co.
6.13%, 04/15/39	3	3,668

		48,147
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.09%
Corning Inc.
4.70%, 03/15/37	26	26,267

		26,267
ENERGY EQUIPMENT & SERVICES — 0.79%
Baker Hughes Inc.
5.13%, 09/15/40	35	38,443
Diamond Offshore Drilling Inc.
5.70%, 10/15/39	10	11,071
Halliburton Co.
4.75%, 08/01/43	50	51,718
National Oilwell Varco Inc.
3.95%, 12/01/42 (Call 06/01/42)	26	23,953
Noble Holding International Ltd.
6.20%, 08/01/40	26	28,262
Transocean Inc.
7.50%, 04/15/31	36	41,570
Weatherford International Ltd.
6.75%, 09/15/40	30	34,797

		229,814
FOOD & STAPLES RETAILING — 1.56%
CVS Caremark Corp.
5.75%, 05/15/41 (Call 11/15/40)	26	29,922
6.13%, 09/15/39	26	31,182
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
5.70%, 10/01/40	30	30,216
Kroger Co. (The)
5.40%, 07/15/40 (Call 01/15/40)	21	21,846
6.90%, 04/15/38	26	32,296
Safeway Inc.
7.25%, 02/01/31[a]	25	23,781
Sysco Corp.
5.38%, 09/21/35	16	17,714
Wal-Mart Stores Inc.
5.00%, 10/25/40	90	98,615
5.88%, 04/05/27	50	61,440

Security	Principal (000s)	Value

6.20%, 04/15/38	$51	$63,792
6.50%, 08/15/37	33	42,632

		453,436
FOOD PRODUCTS — 1.05%
Archer-Daniels-Midland Co.
5.38%, 09/15/35	51	56,685
Campbell Soup Co.
3.80%, 08/02/42	26	21,509
ConAgra Foods Inc.
8.25%, 09/15/30	25	33,099
General Mills Inc.
5.40%, 06/15/40	25	27,961
Kellogg Co. Series B
7.45%, 04/01/31	31	40,644
Kraft Foods Group Inc.
5.00%, 06/04/42	50	52,033
Mondelez International Inc.
6.50%, 02/09/40	60	74,655

		306,586
GAS UTILITIES — 0.25%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	31	36,402
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	40	36,482

		72,884
HEALTH CARE EQUIPMENT & SUPPLIES — 0.50%
Baxter International Inc.
6.25%, 12/01/37	25	30,975
Becton, Dickinson and Co.
5.00%, 11/12/40	25	26,942
Boston Scientific Corp.
7.38%, 01/15/40	25	32,740
Covidien International Finance SA
6.55%, 10/15/37	11	14,094
Medtronic Inc.
4.50%, 03/15/42 (Call 09/15/41)	40	40,081

		144,832
HEALTH CARE PROVIDERS & SERVICES — 1.09%
Aetna Inc.
6.63%, 06/15/36	26	32,503
Cigna Corp.
5.38%, 02/15/42 (Call 08/15/41)	25	27,517
Express Scripts Holding Co.
6.13%, 11/15/41	26	30,634

14	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	$26	$24,569
Quest Diagnostics Inc.
5.75%, 01/30/40	26	26,938
UnitedHealth Group Inc.
5.80%, 03/15/36	46	53,827
6.88%, 02/15/38	41	53,830
WellPoint Inc.
4.65%, 01/15/43	26	25,129
6.38%, 06/15/37	36	43,171

		318,118
HOTELS, RESTAURANTS & LEISURE — 0.17%
McDonald’s Corp.
6.30%, 10/15/37	40	50,699

		50,699
HOUSEHOLD PRODUCTS — 0.25%
Kimberly-Clark Corp.
6.63%, 08/01/37	25	32,697
Procter & Gamble Co. (The)
5.55%, 03/05/37	9	10,652
5.80%, 08/15/34	25	30,194

		73,543
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.09%
Exelon Generation Co. LLC
6.25%, 10/01/39	25	27,061

		27,061
INDUSTRIAL CONGLOMERATES — 0.25%
3M Co.
5.70%, 03/15/37	16	19,157
General Electric Co.
4.13%, 10/09/42	30	28,962
Koninklijke Philips NV
6.88%, 03/11/38	20	25,552

		73,671
INSURANCE — 2.37%
Aflac Inc.
6.45%, 08/15/40	26	31,996
Allstate Corp. (The)
5.20%, 01/15/42	26	28,149
American International Group Inc.
6.25%, 05/01/36	120	146,623

Security	Principal (000s)	Value

AXA SA
8.60%, 12/15/30	$26	$33,280
Berkshire Hathaway Finance Corp.
5.75%, 01/15/40	36	41,700
Chubb Corp. (The)
6.00%, 05/11/37	31	37,716
Cincinnati Financial Corp.
6.92%, 05/15/28	25	29,810
Lincoln National Corp.
7.00%, 06/15/40	20	26,215
MetLife Inc.
4.13%, 08/13/42	90	82,758
6.40%, 12/15/66 (Call 12/15/31)	25	26,125
Principal Financial Group Inc.
4.35%, 05/15/43	26	24,221
Prudential Financial Inc. Series B
5.75%, 07/15/33	51	57,500
Series D
6.63%, 12/01/37	26	32,648
Travelers Companies Inc. (The)
6.25%, 06/15/37	51	63,734
XLIT Ltd.
6.25%, 05/15/27	25	28,886

		691,361
INTERNET SOFTWARE & SERVICES — 0.08%
eBay Inc.
4.00%, 07/15/42 (Call 01/15/42)	26	22,551

		22,551
IT SERVICES — 0.24%
International Business Machines Corp.
5.60%, 11/30/39	39	44,673
Western Union Co. (The)
6.20%, 11/17/36[a]	26	25,571

		70,244
LEISURE EQUIPMENT & PRODUCTS — 0.09%
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	26	27,066

		27,066
MACHINERY — 0.50%
Caterpillar Inc.
3.80%, 08/15/42	58	51,488

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	$26	$24,038
5.38%, 10/16/29	26	30,256
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	16	18,201
Illinois Tool Works Inc.
4.88%, 09/15/41 (Call 03/15/41)	20	21,046

		145,029
MEDIA — 3.45%
21st Century Fox America Inc.
6.15%, 02/15/41	65	75,497
6.65%, 11/15/37	36	43,639
CBS Corp.
7.88%, 07/30/30	41	53,453
Comcast Corp.
4.65%, 07/15/42	130	129,648
6.40%, 05/15/38	100	122,471
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.15%, 03/15/42	50	46,788
6.00%, 08/15/40 (Call 05/15/40)	17	17,602
Discovery Communications LLC
6.35%, 06/01/40	50	57,886
Grupo Televisa SAB de CV CPO
6.63%, 01/15/40	21	23,650
Historic TW Inc.
6.63%, 05/15/29	65	78,009
Thomson Reuters Corp.
5.85%, 04/15/40	25	26,502
Time Warner Cable Inc.
6.75%, 06/15/39	45	53,273
7.30%, 07/01/38	70	87,255
Time Warner Inc.
7.70%, 05/01/32	76	101,099
Viacom Inc.
4.50%, 02/27/42	25	22,649
6.88%, 04/30/36	36	43,302
Walt Disney Co. (The)
7.00%, 03/01/32	16	21,407

		1,004,130
METALS & MINING — 1.69%
Alcoa Inc.
5.95%, 02/01/37[a]	25	24,578

Security	Principal (000s)	Value

Barrick North America Finance LLC
5.70%, 05/30/41	$26	$24,934
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	26	25,638
BHP Billiton Finance (USA) Ltd.
4.13%, 02/24/42	26	24,390
Cliffs Natural Resources Inc.
6.25%, 10/01/40[a]	26	22,179
Freeport-McMoRan Copper & Gold Inc.
5.45%, 03/15/43 (Call 09/15/42)	25	24,687
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	23	18,616
6.25%, 10/01/39	26	24,767
Rio Tinto Finance (USA) Ltd.
5.20%, 11/02/40	26	27,324
7.13%, 07/15/28	45	57,902
Southern Copper Corp.
5.25%, 11/08/42	40	34,516
Teck Resources Ltd.
5.40%, 02/01/43 (Call 08/01/42)	26	24,664
6.25%, 07/15/41 (Call 01/15/41)	31	32,335
Vale Overseas Ltd.
6.88%, 11/21/36	116	124,470

		491,000
MULTI-UTILITIES — 0.75%
Consolidated Edison Co. of New York Inc. Series 08-B
6.75%, 04/01/38	60	79,222
Dominion Resources Inc. Series C
4.90%, 08/01/41 (Call 02/01/41)	30	30,418
Public Service Electric & Gas Co.
3.80%, 01/01/43 (Call 07/01/42)	26	23,794
Puget Sound Energy Inc.
5.64%, 04/15/41 (Call 10/15/40)	31	37,054
San Diego Gas & Electric Co.
6.13%, 09/15/37	30	37,605
Sempra Energy
6.00%, 10/15/39	10	11,697

		219,790
MULTILINE RETAIL — 0.61%
Kohl’s Corp.
6.88%, 12/15/37	15	17,524

16	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Macy’s Retail Holdings Inc.
6.38%, 03/15/37	$26	$30,909
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)[b]	32	33,271
Target Corp.
6.35%, 11/01/32	80	97,214

		178,918
OFFICE ELECTRONICS — 0.09%
Pitney Bowes Inc.
5.25%, 01/15/37	25	26,875

		26,875
OIL, GAS & CONSUMABLE FUELS — 5.48%
Anadarko Finance Co.
7.50%, 05/01/31	21	26,838
Anadarko Petroleum Corp.
6.45%, 09/15/36	50	59,153
Apache Corp.
5.10%, 09/01/40 (Call 03/01/40)	76	80,100
Canadian Natural Resources Ltd.
6.25%, 03/15/38	35	41,096
Cenovus Energy Inc.
6.75%, 11/15/39	26	32,334
Conoco Funding Co.
7.25%, 10/15/31	100	134,878
Devon Energy Corp.
5.60%, 07/15/41 (Call 01/15/41)	21	23,058
Devon Financing Corp. ULC
7.88%, 09/30/31	50	67,702
El Paso Pipeline Partners Operating Co. LLC
7.50%, 11/15/40	26	32,348
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	26	26,408
Encana Corp.
5.15%, 11/15/41 (Call 05/15/41)[a]	51	51,018
6.50%, 08/15/34	26	30,020
Energy Transfer Partners LP
6.50%, 02/01/42 (Call 08/01/41)	60	66,910
Enterprise Products Operating LLC
4.85%, 08/15/42 (Call 02/15/42)	71	69,962
7.55%, 04/15/38	25	32,495
Hess Corp.
7.13%, 03/15/33	25	31,343
7.30%, 08/15/31	30	37,902

Security	Principal (000s)	Value

Husky Energy Inc.
6.80%, 09/15/37	$10	$12,609
Kinder Morgan Energy Partners LP
5.00%, 08/15/42 (Call 02/15/42)	90	85,082
5.00%, 03/01/43 (Call 09/01/42)	20	18,899
Marathon Oil Corp.
6.60%, 10/01/37	25	31,159
Marathon Petroleum Corp.
6.50%, 03/01/41 (Call 09/01/40)	16	19,138
Noble Energy Inc.
6.00%, 03/01/41 (Call 09/01/40)	15	17,149
ONEOK Partners LP
6.85%, 10/15/37	26	30,852
Phillips 66
5.88%, 05/01/42	26	29,774
Plains All American Pipeline LP/PAA Finance Corp.
5.15%, 06/01/42 (Call 12/01/41)	25	25,875
Shell International Finance BV
5.50%, 03/25/40	36	42,061
6.38%, 12/15/38	41	52,360
Spectra Energy Capital LLC
7.50%, 09/15/38	25	30,199
Suncor Energy Inc.
6.85%, 06/01/39	25	31,900
7.15%, 02/01/32	36	47,083
Talisman Energy Inc.
5.50%, 05/15/42 (Call 11/15/41)	26	26,083
6.25%, 02/01/38	16	17,125
Total Capital Canada Ltd.
2.75%, 07/15/23	15	14,200
TransCanada PipeLines Ltd.
6.10%, 06/01/40	15	17,975
6.20%, 10/15/37	60	72,009
Valero Energy Corp.
6.63%, 06/15/37	26	30,743
10.50%, 03/15/39	16	25,014
Williams Companies Inc. (The)
8.75%, 03/15/32	26	31,110
Williams Partners LP
6.30%, 04/15/40	40	44,964

		1,596,928

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

February 28, 2014

Security	Principal (000s)	Value

PAPER & FOREST PRODUCTS — 0.41%
Georgia-Pacific LLC
7.75%, 11/15/29	$41	$53,909
International Paper Co.
7.30%, 11/15/39	26	34,018
Westvaco Corp.
8.20%, 01/15/30	26	32,145

		120,072
PERSONAL PRODUCTS — 0.08%
Estee Lauder Companies Inc. (The)
3.70%, 08/15/42[a]	26	22,729

		22,729
PHARMACEUTICALS — 2.17%
Abbott Laboratories
6.15%, 11/30/37	36	44,994
AbbVie Inc.
4.40%, 11/06/42	40	39,249
AstraZeneca PLC
6.45%, 09/15/37	43	53,953
Bristol-Myers Squibb Co.
3.25%, 08/01/42	66	53,877
Eli Lilly and Co.
5.50%, 03/15/27	26	30,483
5.55%, 03/15/37	26	29,739
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	40	51,078
Johnson & Johnson
5.85%, 07/15/38	45	55,726
Merck & Co. Inc.
3.60%, 09/15/42 (Call 03/15/42)	65	56,718
6.40%, 03/01/28	26	32,609
Novartis Capital Corp.
4.40%, 05/06/44	25	25,223
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	25	28,306
Wyeth LLC
5.95%, 04/01/37	107	129,357

		631,312
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.10%
Health Care REIT Inc.
6.50%, 03/15/41 (Call 09/15/40)	25	29,419

		29,419

Security	Principal (000s)	Value

ROAD & RAIL — 1.19%
Burlington Northern Santa Fe Corp.
5.75%, 05/01/40 (Call 11/01/39)	$75	$85,845
Canadian National Railway Co.
6.38%, 11/15/37	41	52,223
Canadian Pacific Railway Co.
5.95%, 05/15/37	26	30,087
CSX Corp.
6.00%, 10/01/36	26	30,523
6.22%, 04/30/40	31	37,270
Norfolk Southern Corp.
4.84%, 10/01/41	65	66,093
Union Pacific Corp.
6.63%, 02/01/29	35	43,408

		345,449
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.22%
Applied Materials Inc.
5.85%, 06/15/41	25	27,481
Intel Corp.
4.80%, 10/01/41	36	36,907

		64,388
SOFTWARE — 0.46%
Microsoft Corp.
5.30%, 02/08/41	62	69,832
Oracle Corp.
6.50%, 04/15/38	50	63,866

		133,698
SPECIALTY RETAIL — 0.61%
Home Depot Inc. (The)
5.88%, 12/16/36	37	44,578
5.95%, 04/01/41 (Call 10/01/40)	50	60,933
Lowe’s Companies Inc.
5.50%, 10/15/35	26	28,966
6.50%, 03/15/29	36	43,718

		178,195
TEXTILES, APPAREL & LUXURY GOODS — 0.11%
VF Corp.
6.45%, 11/01/37	26	32,082

		32,082

18	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

February 28, 2014

Security	Principal (000s)	Value

TOBACCO — 0.57%
Altria Group Inc.
5.38%, 01/31/44	$25	$26,014
10.20%, 02/06/39	21	34,070
Philip Morris International Inc.
4.50%, 03/20/42	76	73,562
Reynolds American Inc.
7.25%, 06/15/37	26	31,747

		165,393
WIRELESS TELECOMMUNICATION SERVICES — 0.73%
Alltel Corp.
7.88%, 07/01/32	26	34,837
America Movil SAB de CV
6.13%, 03/30/40	100	111,325
Vodafone Group PLC
7.88%, 02/15/30	50	66,154

		212,316

TOTAL CORPORATE BONDS & NOTES (Cost: $15,026,143)		14,376,639

FOREIGN AGENCY OBLIGATIONS[c] — 1.97%

BRAZIL — 0.25%
Petrobras International Finance Co.
6.75%, 01/27/41[a]	75	72,323

		72,323
CANADA — 0.58%
Hydro-Quebec
8.05%, 07/07/24	25	34,254
Nexen Energy ULC
6.40%, 05/15/37	60	70,019
Quebec (Province of)
7.50%, 09/15/29	46	64,305

		168,578
GERMANY — 0.13%
KfW
0.00%, 06/29/37	92	36,894

		36,894
MEXICO — 0.61%
Petroleos Mexicanos
5.50%, 06/27/44	140	130,550
6.38%, 01/23/45[b]	45	47,362

		177,912

Security	Principal (000s)	Value

NORWAY — 0.18%
Statoil ASA
4.25%, 11/23/41	$55	$53,025

		53,025
SUPRANATIONAL — 0.22%
Asian Development Bank
5.82%, 06/16/28	26	31,672
Inter-American Development Bank
3.88%, 10/28/41	35	33,381

		65,053

TOTAL FOREIGN AGENCY OBLIGATIONS (Cost: $653,676)		573,785

FOREIGN GOVERNMENT OBLIGATIONS[c] — 5.31%

BRAZIL — 1.18%
Brazil (Federative Republic of)
8.25%, 01/20/34	110	141,625
8.88%, 04/15/24	50	66,500
10.13%, 05/15/27	90	135,900

		344,025
COLOMBIA — 0.44%
Colombia (Republic of)
8.13%, 05/21/24	100	127,250

		127,250
ITALY — 0.19%
Italy (Republic of)
5.38%, 06/15/33	49	54,197

		54,197
MEXICO — 0.98%
United Mexican States
4.75%, 03/08/44	158	147,730
8.30%, 08/15/31	100	139,000

		286,730
PANAMA — 0.31%
Panama (Republic of)
6.70%, 01/26/36	80	90,400

		90,400
PERU — 0.38%
Peru (Republic of)
5.63%, 11/18/50	50	51,250
8.75%, 11/21/33	42	60,900

		112,150

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

February 28, 2014

Security	Principal (000s)	Value

PHILIPPINES — 0.75%
Philippines (Republic of the)
5.00%, 01/13/37	$200	$218,000

		218,000
TURKEY — 0.85%
Turkey (Republic of)
7.25%, 03/05/38[a]	225	248,467

		248,467
URUGUAY — 0.23%
Uruguay (Republic of)
7.63%, 03/21/36	55	67,513

		67,513

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $1,764,582)		1,548,732

MUNICIPAL DEBT OBLIGATIONS — 6.44%

ARIZONA — 0.07%
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues BAB
4.84%, 01/01/41	20	21,581

		21,581
CALIFORNIA — 2.37%
Bay Area Toll Authority RB Highway Revenue Tolls BAB
6.26%, 04/01/49	70	90,992
Los Angeles Community College District GO BAB
6.75%, 08/01/49	30	40,691
Los Angeles County Public Works Financing Authority RB Lease Abatement BAB
7.62%, 08/01/40	10	12,851
Los Angeles Unified School District GO BAB
5.76%, 07/01/29	25	29,343
6.76%, 07/01/34	25	32,627
Metropolitan Water District of Southern California RB Water Revenue BAB Series A
6.95%, 07/01/40 (Call 07/01/20)	15	17,035

Security	Principal (000s)	Value

Sacramento Municipal Utility District RB Electric Power & Light Revenues BAB
6.16%, 05/15/36	$20	$22,220
San Diego County Regional Transportation Commission RB Sales Tax Revenue BAB
5.91%, 04/01/48	25	30,707
San Francisco City & County Public Utilities Commission RB Water Revenue BAB
6.95%, 11/01/50	20	26,630
Santa Clara Valley Transportation Authority RB Sales Tax Revenue BAB
5.88%, 04/01/32	15	17,326
State of California GO BAB
7.55%, 04/01/39	120	166,807
7.63%, 03/01/40	85	118,553
University of California Regents RB College & University Revenue BAB
5.77%, 05/15/43	20	23,516
5.95%, 05/15/45	10	11,846
6.27%, 05/15/31 (Call 05/15/19)	45	49,878

		691,022
CONNECTICUT — 0.14%
State of Connecticut GO Series A
5.85%, 03/15/32	35	40,961

		40,961
GEORGIA — 0.13%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB Project M Series 2010A
6.66%, 04/01/57	35	38,652

		38,652
ILLINOIS — 0.83%
Chicago Board of Education GO BAB Series E
6.14%, 12/01/39	10	9,563
Chicago Transit Authority RB Sales Tax Revenue Series A
6.90%, 12/01/40	30	35,418

20	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

February 28, 2014

Security	Principal (000s)	Value

City of Chicago RB Port Airport & Marina Revenue BAB Series B
6.85%, 01/01/38 (Call 01/01/20)	$25	$27,252
Illinois State Toll Highway Authority RB Highway Revenue Tolls BAB Series B
5.85%, 12/01/34	25	29,242
Metropolitan Water Reclamation District of Greater Chicago GOL
5.72%, 12/01/38	10	11,469
State of Illinois GO
5.10%, 06/01/33	120	117,943
State of Illinois GO BAB
6.63%, 02/01/35	10	11,053

		241,940
MASSACHUSETTS — 0.23%
Commonwealth of Massachusetts GO BAB Series E
5.46%, 12/01/39	25	28,605
Massachusetts School Building Authority RB Dedicated Sales Tax Revenue BAB
5.72%, 08/15/39	25	28,811
Massachusetts Water Pollution Abatement Trust RB Water Revenue BAB Series B
5.19%, 08/01/40	10	11,001

		68,417
MISSOURI — 0.08%
University of Missouri Curators RB College & University Revenue BAB
5.79%, 11/01/41	20	24,618

		24,618
NEW JERSEY — 0.53%
New Jersey Economic Development Authority RB Miscellaneous Revenue Series A
7.43%, 02/15/29(NPFGC)	40	50,015

Security	Principal (000s)	Value

New Jersey State Turnpike Authority RB Miscellaneous Revenue BAB Series F
7.41%, 01/01/40	$10	$14,185
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB Series C
5.75%, 12/15/28	35	39,585
6.10%, 12/15/28 (Call 12/15/20)	45	49,287

		153,072
NEW YORK — 0.97%
City of New York GO BAB
5.21%, 10/01/31	40	43,026
Metropolitan Transportation Authority RB Transit Revenue BAB Series A
5.87%, 11/15/39	35	39,897
Series E
6.81%, 11/15/40	25	32,246
New York City Municipal Water Finance Authority RB Water Revenue BAB
6.01%, 06/15/42	40	49,486
New York City Transitional Finance Authority RB Income Tax Revenue
5.27%, 05/01/27	20	22,998
New York State Dormitory Authority RB State Personal Income Tax Revenue BAB
5.63%, 03/15/39	25	28,763
New York State Urban Development Corp. RB State Personal Income Tax BAB
5.77%, 03/15/39	10	11,628
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.46%, 10/01/62	60	55,450

		283,494
OHIO — 0.22%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues BAB
7.83%, 02/15/41	35	47,461

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Ohio State Water Development Authority RB Miscellaneous Revenue BAB
4.88%, 12/01/34	$15	$15,983

		63,444
OREGON — 0.04%
State of Oregon GO
5.89%, 06/01/27	10	11,803

		11,803
PENNSYLVANIA — 0.08%
Pennsylvania Turnpike Commission RB Highway Revenue Tolls BAB Series B
5.56%, 12/01/49	20	22,376

		22,376
TEXAS — 0.59%
City of San Antonio RB Electric Power & Light Revenues BAB
5.81%, 02/01/41	20	24,151
Dallas Area Rapid Transit RB Sales Tax Revenue BAB
6.00%, 12/01/44	35	43,273
Dallas County Hospital District GOL BAB Series C
5.62%, 08/15/44	10	11,590
State of Texas GO BAB
5.52%, 04/01/39	25	29,875
Texas State Transportation Commission RB Highway Revenue Tolls BAB Series B
5.03%, 04/01/26	10	11,365
5.18%, 04/01/30	25	28,532
University of Texas System Board of Regents RB College & University Revenue BAB Series C
4.79%, 08/15/46	20	21,644

		170,430

Security	Principal (000s)	Value

UTAH — 0.08%
State of Utah GO BAB Series D
4.55%, 07/01/24	$20	$21,936

		21,936
WASHINGTON — 0.08%
State of Washington GO BAB Series D
5.48%, 08/01/39	20	22,969

		22,969

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $1,837,743)		1,876,715

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 35.45%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.78%
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	61	80,623
6.75%, 03/15/31	135	185,681
Federal National Mortgage Association
5.63%, 07/15/37	86	107,286
6.63%, 11/15/30	85	115,465
7.25%, 05/15/30[a]	90	128,541
Tennessee Valley Authority
3.50%, 12/15/42	50	42,222
7.13%, 05/01/30	110	150,088

		809,906
U.S. GOVERNMENT OBLIGATIONS — 32.67%
U.S. Treasury Bonds
2.75%, 08/15/42	1,000	848,210
2.75%, 11/15/42[a]	674	570,372
2.88%, 05/15/43	430	372,776
3.00%, 05/15/42[a]	50	44,791
3.13%, 11/15/41[a]	800	737,096
3.13%, 02/15/42[a]	960	883,181
3.13%, 02/15/43	630	576,286
3.50%, 02/15/39	50	49,957
3.63%, 08/15/43	30	30,194
3.63%, 02/15/44	60	60,333
3.75%, 08/15/41	74	76,701
3.75%, 11/15/43	350	360,360
3.88%, 08/15/40[a]	360	382,169

22	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

February 28, 2014

Security	Principal or Shares (000s)	Value
4.25%, 05/15/39	$35	$39,487
4.25%, 11/15/40[a]	370	417,464
4.38%, 11/15/39[a]	120	138,037
4.38%, 05/15/40[a]	320	368,269
4.38%, 05/15/41[a]	130	149,574
4.50%, 02/15/36[a]	130	152,272
4.50%, 05/15/38	38	44,489
4.50%, 08/15/39[a]	100	117,239
4.63%, 02/15/40[a]	44	52,577
4.75%, 02/15/37[a]	27	32,730
4.75%, 02/15/41	440	536,259
5.00%, 05/15/37[a]	20	25,064
5.25%, 11/15/28[a]	30	37,617
5.25%, 02/15/29	128	160,471
5.38%, 02/15/31[a]	220	281,807
5.50%, 08/15/28[a]	90	115,448
6.13%, 11/15/27	109	147,199
6.13%, 08/15/29[a]	101	138,061
6.38%, 08/15/27[a]	132	181,703
6.50%, 11/15/26	254	351,041
6.63%, 02/15/27	82	114,673
6.75%, 08/15/26[a]	260	365,643
6.88%, 08/15/25[a]	399	560,092

		9,519,642

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $11,289,731)		10,329,548

SHORT-TERM INVESTMENTS — 17.65%

MONEY MARKET FUNDS — 17.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	4,514	4,513,793
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	380	379,618
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	249	248,923

		5,142,334

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,142,334)		5,142,334

Value
TOTAL INVESTMENTS IN SECURITIES — 116.15%
(Cost: $35,714,209)	$33,847,753
Other Assets, Less Liabilities — (16.15)%	(4,706,560)

NET ASSETS — 100.00%	$29,141,193

BAB  —  Build America Bond

CPO  —  Certificates of Participation (Ordinary)

GO  —  General Obligation

GOL  —  General Obligation Limited

RB  —  Revenue Bond

Insured by:

NPFGC  —  National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Investments are denominated in U.S. dollars.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Principal (000s)	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.68%

MORTGAGE-BACKED SECURITIES — 1.68%
Banc of America Merrill Lynch Commercial Mortgage Inc.
Series 2006-6, Class A3
5.37%, 10/10/45 (EM 06/10/16)	$14,250	$14,679,253
Series 2007-2, Class A4
5.62%, 04/10/49 (EM 03/10/17)[a]	9,950	11,109,713
Bear Stearns Commercial Mortgage Securities Inc.
Series 2005-PW10, Class A4
5.41%, 12/11/40 (EM 12/11/15)[a]	17,000	17,969,867
Series 2005-PWR9, Class AAB
4.80%, 09/11/42 (EM 04/11/15)	2,237	2,262,759
Series 2006-PW13, Class A4
5.54%, 09/11/41 (EM 08/11/16)	12,000	13,101,002
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD, Class A4
5.32%, 12/11/49 (EM 01/11/17)	18,000	19,842,148
COMM Mortgage Trust Series 2013-CR11, Class A4
4.26%, 10/10/46 (EM 09/10/23)	7,000	7,389,416
Credit Suisse Commercial Mortgage Trust Series 2006-C4, Class A3
5.47%, 09/15/39 (EM 08/15/16)	13,984	15,254,479
GE Capital Commercial Mortgage Corp. Series 2005-C1, Class A3
4.58%, 06/10/48 (EM 10/10/14)	3,484	3,509,691
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.80%, 08/10/45 (EM 05/10/17)[a]	56,886	62,896,035

Security	Principal (000s)	Value
Series 2013-GC12, Class AS
3.38%, 06/10/46 (EM 05/10/23)	$5,000	$4,870,938
Series 2013-GC16, Class A4
4.27%, 11/10/46 (EM 10/10/23)	10,000	10,560,164
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP4, Class AM
5.00%, 10/15/42 (EM 09/15/15)[a]	10,000	10,543,861
Series 2007-CB20, Class A4
5.79%, 02/12/51 (EM 09/12/17)[a]	10,000	11,244,953
LB-UBS Commercial Mortgage Trust
Series 2004-C1, Class A4
4.57%, 01/15/31 (EM 10/15/16)	2,323	2,413,046
Series 2004-C4, Class A4
5.94%, 06/15/29 (EM 06/15/14)[a]	2,875	2,883,856
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4, Class AM
5.20%, 12/12/49 (EM 11/12/16)	11,408	12,522,092
Morgan Stanley Capital I Inc. Series 2005-HQ6, Class A4A
4.99%, 08/13/42 (EM 07/13/15)	18,597	19,407,517
Morgan Stanley/Bank of America Merrill Lynch Trust Series 2013-C9, Class A4
3.10%, 05/15/46 (EM 04/15/23)	5,000	4,855,185
Wells Fargo Bank/Wachovia Bank Commercial Mortgage Trust Series 2006-C23, Class AJ
5.52%, 01/15/45 (EM 02/15/16)[a]	5,000	5,374,137

24	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Principal (000s)	Value
WF-RBS Commercial Mortgage Trust Series 2012-C10, Class A3
2.88%, 12/15/45 (EM 12/15/22)	$15,800	$15,191,336

		267,881,448

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $238,152,313)		267,881,448

CORPORATE BONDS & NOTES — 22.98%

AEROSPACE & DEFENSE — 0.36%
Boeing Co. (The)
4.88%, 02/15/20[b]	4,550	5,147,154
Exelis Inc.
5.55%, 10/01/21	300	307,257
General Dynamics Corp.
2.25%, 07/15/16	300	310,888
2.25%, 11/15/22 (Call 08/15/22)	1,500	1,385,975
3.88%, 07/15/21 (Call 04/15/21)	1,400	1,476,224
Honeywell International Inc.
4.25%, 03/01/21	2,250	2,465,120
5.00%, 02/15/19	3,100	3,530,381
L-3 Communications Corp.
3.95%, 11/15/16	1,150	1,224,270
4.75%, 07/15/20	1,100	1,168,842
4.95%, 02/15/21 (Call 11/15/20)	300	321,000
Lockheed Martin Corp.
2.13%, 09/15/16	2,525	2,602,180
3.35%, 09/15/21	2,900	2,960,195
4.07%, 12/15/42	2,747	2,562,722
Northrop Grumman Corp.
3.25%, 08/01/23	1,950	1,871,750
3.50%, 03/15/21	2,000	2,036,301
5.05%, 11/15/40	230	237,286
Precision Castparts Corp.
1.25%, 01/15/18	725	716,584
2.50%, 01/15/23 (Call 10/15/22)	775	725,940
3.90%, 01/15/43 (Call 07/15/42)	1,400	1,295,409

Security	Principal (000s)	Value
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	$1,300	$1,218,364
6.40%, 12/15/18	3,924	4,686,793
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	400	398,366
3.70%, 12/15/23 (Call 09/15/23)	1,725	1,758,419
Textron Inc.
3.65%, 03/01/21	1,150	1,164,700
4.63%, 09/21/16	800	865,077
5.95%, 09/21/21 (Call 06/21/21)	800	909,410
United Technologies Corp.
3.10%, 06/01/22	3,500	3,510,112
4.50%, 04/15/20	750	832,844
4.50%, 06/01/42	4,200	4,248,906
4.88%, 05/01/15	1,100	1,156,908
6.13%, 02/01/19	2,122	2,520,055
6.13%, 07/15/38	2,022	2,527,151

		58,142,583
AIR FREIGHT & LOGISTICS — 0.09%
FedEx Corp.
2.63%, 08/01/22	2,900	2,708,329
4.00%, 01/15/24	1,000	1,016,316
4.90%, 01/15/34	1,950	1,995,569
United Parcel Service Inc.
2.45%, 10/01/22	1,800	1,709,814
3.13%, 01/15/21	3,800	3,912,723
5.13%, 04/01/19	200	229,334
6.20%, 01/15/38	1,826	2,303,224

		13,875,309
AIRLINES — 0.07%
American Airlines Inc. 2011-1 Pass Through Trust Class A
5.25%, 07/31/22[b]	365	395,614
American Airlines Inc. 2013-2 Pass Through Trust Class A
4.95%, 07/15/24[c]	3,154	3,386,394
Continental Airlines Inc. 2010-1A Pass Through Trust Class A
4.75%, 07/12/22[b]	990	1,061,323

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Principal (000s)	Value
Continental Airlines Inc. 2012-1 Pass Through Trust Class A
4.15%, 10/11/25[b]	$2,438	$2,511,631
Delta Air Lines Inc. 2010-2A Pass Through Trust Class A
4.95%, 11/23/20	736	798,078
Delta Air Lines Inc. 2012-1A Pass Through Trust Class A
4.75%, 11/07/21	3,022	3,264,053

		11,417,093
AUTO COMPONENTS — 0.08%
BorgWarner Inc.
4.63%, 09/15/20	2,500	2,702,533
Cooper US Inc.
3.88%, 12/15/20 (Call 09/15/20)	100	105,830
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	4,175	4,198,567
Johnson Controls Inc.
2.60%, 12/01/16	2,000	2,072,502
3.75%, 12/01/21 (Call 09/01/21)	1,000	1,032,382
4.25%, 03/01/21	1,900	2,023,040
5.70%, 03/01/41	600	672,713

		12,807,567
AUTOMOBILES — 0.02%
Ford Motor Co.
4.75%, 01/15/43[b]	2,500	2,406,013

		2,406,013
BEVERAGES — 0.53%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	200	228,038
Anheuser-Busch InBev Finance Inc.
0.80%, 01/15/16	1,000	1,003,821
1.13%, 01/27/17	1,000	1,005,377
3.70%, 02/01/24	1,000	1,017,473
4.63%, 02/01/44	1,500	1,536,338
Anheuser-Busch InBev Worldwide Inc.
2.88%, 02/15/16[b]	2,000	2,083,365
3.75%, 07/15/42	2,000	1,779,414

Security	Principal (000s)	Value
4.38%, 02/15/21	$3,475	$3,804,959
5.38%, 01/15/20	4,815	5,569,394
7.75%, 01/15/19	6,200	7,758,525
8.00%, 11/15/39	2,000	2,991,794
8.20%, 01/15/39	750	1,137,464
Beam Inc.
3.25%, 05/15/22 (Call 02/15/22)[b]	250	244,001
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	1,750	1,595,716
Coca-Cola Co. (The)
1.50%, 11/15/15	3,200	3,258,423
1.80%, 09/01/16	400	410,339
3.15%, 11/15/20	5,650	5,825,890
3.20%, 11/01/23	3,650	3,593,223
3.30%, 09/01/21	850	875,103
Coca-Cola Enterprises Inc.
4.50%, 09/01/21 (Call 06/01/21)[b]	1,284	1,381,846
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	2,500	2,333,547
3.88%, 04/29/43 (Call 10/29/42)[b]	1,000	905,484
Diageo Finance BV
5.30%, 10/28/15	5,257	5,663,653
Diageo Investment Corp.
4.25%, 05/11/42	1,000	963,794
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	1,000	1,038,857
3.20%, 11/15/21 (Call 08/15/21)	1,100	1,091,817
6.82%, 05/01/18	250	295,298
Molson Coors Brewing Co.
3.50%, 05/01/22[b]	1,350	1,354,752
5.00%, 05/01/42	700	719,590
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	2,031	2,656,560
PepsiCo Inc.
0.75%, 03/05/15	900	904,045
1.25%, 08/13/17	3,800	3,800,388
2.25%, 01/07/19 (Call 12/07/18)[b]	3,750	3,797,535

26	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Principal (000s)	Value
2.50%, 05/10/16	$1,700	$1,764,373
2.75%, 03/01/23	2,000	1,901,472
3.00%, 08/25/21	2,000	2,005,368
3.60%, 03/01/24 (Call 12/01/23)	2,500	2,506,257
4.00%, 03/05/42	1,000	915,323
7.90%, 11/01/18	2,460	3,098,492

		84,817,108
BIOTECHNOLOGY — 0.18%
Amgen Inc.
2.30%, 06/15/16	2,550	2,621,040
2.50%, 11/15/16	2,000	2,076,357
3.45%, 10/01/20	250	259,857
3.63%, 05/15/22 (Call 02/15/22)	2,000	2,043,776
5.15%, 11/15/41 (Call 05/15/41)	2,800	2,922,930
5.65%, 06/15/42 (Call 12/15/41)	3,900	4,349,422
5.70%, 02/01/19	3,580	4,162,630
Celgene Corp.
3.25%, 08/15/22	2,000	1,955,092
3.95%, 10/15/20	1,200	1,272,420
4.00%, 08/15/23[b]	2,750	2,806,531
Gilead Sciences Inc.
3.05%, 12/01/16	200	210,788
4.50%, 04/01/21 (Call 01/01/21)	1,200	1,313,608
5.65%, 12/01/41 (Call 06/01/41)	2,600	3,004,922

		28,999,373
CAPITAL MARKETS — 1.79%
Ameriprise Financial Inc.
4.00%, 10/15/23	4,180	4,260,246
Bank of New York Mellon Corp. (The)
2.10%, 08/01/18	1,925	1,933,898
2.10%, 01/15/19 (Call 12/15/18)	2,200	2,200,992
2.20%, 03/04/19 (Call 02/02/19)	1,350	1,356,895
2.30%, 07/28/16	1,250	1,296,019
2.40%, 01/17/17 (Call 12/18/16)	2,000	2,077,217

Security	Principal (000s)	Value
3.55%, 09/23/21 (Call 08/23/21)	$2,650	$2,745,237
4.60%, 01/15/20	3,095	3,449,638
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
7.25%, 02/01/18	6,595	7,915,024
Charles Schwab Corp. (The)
0.85%, 12/04/15	2,250	2,255,710
Credit Suisse (USA) Inc.
7.13%, 07/15/32	8,192	11,000,605
Deutsche Bank AG London
2.50%, 02/13/19	1,500	1,518,873
3.25%, 01/11/16	4,080	4,263,925
6.00%, 09/01/17	5,907	6,771,538
European Investment Bank
1.00%, 12/15/17	800	795,002
1.00%, 03/15/18	6,000	5,928,545
1.00%, 06/15/18	7,750	7,618,680
1.13%, 12/15/16	3,000	3,033,393
1.63%, 09/01/15	250	255,061
1.63%, 12/18/18	6,500	6,498,768
2.13%, 07/15/16	5,000	5,182,738
2.50%, 05/16/16	5,100	5,324,676
2.88%, 09/15/20[b]	2,000	2,071,501
3.25%, 01/29/24	5,000	5,085,725
4.00%, 02/16/21	20,650	22,749,163
5.13%, 05/30/17	400	453,304
Franklin Resources Inc.
2.80%, 09/15/22	2,750	2,636,540
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	2,500	2,531,156
2.63%, 01/31/19	5,925	5,961,718
3.63%, 02/07/16	7,750	8,137,859
3.63%, 01/22/23[b]	8,000	7,889,206
4.00%, 03/03/24	2,725	2,738,473
5.38%, 03/15/20	2,010	2,267,129
5.63%, 01/15/17	4,500	4,990,712
5.75%, 01/24/22	3,000	3,426,602
6.00%, 06/15/20	5,350	6,216,771
6.13%, 02/15/33	2,500	2,917,098
6.15%, 04/01/18	4,650	5,361,490
6.25%, 02/01/41	4,950	5,911,974
6.75%, 10/01/37	7,018	8,080,118
7.50%, 02/15/19	250	306,087

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Principal (000s)	Value
International Finance Corp.
1.13%, 11/23/16	$6,900	$6,987,267
1.75%, 09/04/18	5,000	5,069,686
2.75%, 04/20/15	3,000	3,084,709
Invesco Finance PLC
4.00%, 01/30/24	2,500	2,548,938
Jefferies Group LLC
5.13%, 01/20/23[b]	2,700	2,881,507
6.88%, 04/15/21	2,500	2,922,971
Lazard Group LLC
4.25%, 11/14/20	2,000	2,097,379
Legg Mason Inc.
5.63%, 01/15/44	975	994,607
Morgan Stanley
1.75%, 02/25/16	2,000	2,031,187
2.50%, 01/24/19	3,225	3,242,754
3.75%, 02/25/23[b]	3,000	2,993,249
3.80%, 04/29/16	4,750	5,017,398
4.10%, 01/26/15	8,500	8,761,146
4.75%, 03/22/17	4,300	4,719,310
4.88%, 11/01/22	1,250	1,314,435
5.45%, 01/09/17	4,600	5,115,940
5.50%, 07/24/20	3,100	3,530,559
5.50%, 07/28/21	750	853,425
5.75%, 01/25/21	6,450	7,426,527
6.25%, 08/09/26	551	658,979
6.38%, 07/24/42	2,500	3,076,744
6.63%, 04/01/18	5,484	6,445,374
7.30%, 05/13/19	3,615	4,428,317
Nomura Holdings Inc.
6.70%, 03/04/20	3,000	3,517,905
Northern Trust Corp.
2.38%, 08/02/22	1,700	1,622,704
3.38%, 08/23/21	950	990,554
3.45%, 11/04/20	200	212,369
3.95%, 10/30/25	1,400	1,416,983
Raymond James Financial Inc.
4.25%, 04/15/16	200	212,723
5.63%, 04/01/24	900	976,773
State Street Corp.
2.88%, 03/07/16	1,300	1,357,739
4.38%, 03/07/21	600	661,439
4.96%, 03/15/18	800	873,741

		285,460,644

Security	Principal (000s)	Value
CHEMICALS — 0.51%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	$2,650	$2,504,343
Air Products and Chemicals Inc.
2.00%, 08/02/16	1,500	1,537,418
3.00%, 11/03/21	1,000	983,805
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	1,575	1,519,996
2.90%, 11/15/22 (Call 08/15/22)	1,500	1,407,093
3.25%, 10/01/15 (Call 09/01/15)	1,000	1,035,629
Albemarle Corp.
4.50%, 12/15/20 (Call 09/15/20)	800	834,973
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	2,050	1,958,996
Dow Chemical Co. (The)
2.50%, 02/15/16	250	257,714
3.00%, 11/15/22 (Call 08/15/22)	2,000	1,905,206
4.13%, 11/15/21 (Call 08/15/21)	1,250	1,310,096
4.25%, 11/15/20 (Call 08/15/20)	2,790	2,981,456
5.25%, 11/15/41 (Call 05/15/41)	450	466,117
8.55%, 05/15/19	5,905	7,658,381
E.I. du Pont de Nemours and Co.
2.80%, 02/15/23	2,500	2,364,637
5.25%, 12/15/16	6,168	6,904,441
6.00%, 07/15/18	400	467,752
Eastman Chemical Co.
3.00%, 12/15/15	1,000	1,037,095
3.60%, 08/15/22 (Call 05/15/22)	3,500	3,477,326
Ecolab Inc.
3.00%, 12/08/16	1,900	2,000,615
5.50%, 12/08/41	1,550	1,736,679

28	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Principal (000s)	Value
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	$450	$461,394
4.10%, 02/01/24 (Call 11/01/23)	1,700	1,749,318
LYB International Finance BV
4.00%, 07/15/23	3,125	3,181,271
4.88%, 03/15/44 (Call 09/15/43)	3,025	3,028,695
Monsanto Co.
3.60%, 07/15/42 (Call 01/15/42)	2,500	2,200,837
5.88%, 04/15/38	100	120,322
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	1,000	1,009,091
4.25%, 11/15/23 (Call 08/15/23)	1,425	1,443,857
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	2,050	2,170,536
4.88%, 03/30/20	2,500	2,782,224
PPG Industries Inc.
1.90%, 01/15/16	1,500	1,526,251
3.60%, 11/15/20	1,700	1,756,261
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	3,200	2,964,619
2.45%, 02/15/22 (Call 11/15/21)	2,300	2,189,074
3.00%, 09/01/21	250	249,339
4.05%, 03/15/21	2,550	2,728,815
RPM International Inc.
6.50%, 02/15/18	1,500	1,722,180
Sherwin-Williams Co. (The)
1.35%, 12/15/17	1,500	1,493,001
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	550	570,095
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	3,300	3,382,315

Security	Principal (000s)	Value
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	$1,200	$1,166,952

		82,246,215
COMMERCIAL BANKS — 2.30%
Abbey National Treasury Services PLC
4.00%, 04/27/16	3,800	4,037,893
African Development Bank
1.25%, 09/02/16	5,000	5,079,701
1.63%, 10/02/18	2,000	2,011,098
Associated Banc-Corp
5.13%, 03/28/16 (Call 02/28/16)	600	641,733
Australia and New Zealand Banking Group Ltd.
1.25%, 01/10/17	3,000	3,014,567
Bank of America N.A.
6.00%, 10/15/36	8,601	10,178,535
Bank of Montreal
1.30%, 07/15/16	4,250	4,294,367
2.38%, 01/25/19 (Call 12/25/18)	2,000	2,025,987
2.50%, 01/11/17	2,800	2,915,982
Bank of Nova Scotia
1.10%, 12/13/16	2,000	2,007,972
1.38%, 12/18/17 (Call 11/18/17)	1,000	994,776
2.05%, 10/07/15	500	512,703
2.55%, 01/12/17	400	416,571
2.90%, 03/29/16	5,500	5,748,627
4.38%, 01/13/21	1,000	1,099,071
Barclays Bank PLC
2.50%, 02/20/19	4,705	4,757,783
5.13%, 01/08/20	6,435	7,278,089
BB&T Corp.
5.20%, 12/23/15	3,011	3,232,036
5.25%, 11/01/19	1,200	1,362,445
6.85%, 04/30/19	1,824	2,228,826
BNP Paribas SA
2.70%, 08/20/18	3,000	3,071,235
3.60%, 02/23/16	5,000	5,268,650
5.00%, 01/15/21	4,850	5,365,741

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Principal (000s)	Value
BPCE SA
2.50%, 12/10/18	$1,500	$1,504,007
Branch Banking & Trust Co.
1.00%, 04/03/17	2,750	2,744,431
1.05%, 12/01/16 (Call 11/01/16)	2,500	2,507,589
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	1,150	1,157,528
2.35%, 12/11/15	3,700	3,818,687
Comerica Inc.
3.00%, 09/16/15	400	413,428
Commonwealth Bank of Australia
1.90%, 09/18/17[b]	5,750	5,823,779
Corporacion Andina de Fomento
3.75%, 01/15/16	2,100	2,190,679
4.38%, 06/15/22	3,100	3,168,048
Council of Europe Development Bank
1.00%, 03/07/18	3,400	3,355,134
1.13%, 05/31/18	5,000	4,926,448
Credit Suisse New York
3.50%, 03/23/15	2,000	2,063,319
5.40%, 01/14/20	500	563,836
Discover Bank
2.00%, 02/21/18	2,000	1,993,169
4.20%, 08/08/23	3,000	3,068,107
European Bank for Reconstruction and Development
0.75%, 09/01/17	7,500	7,433,454
1.00%, 06/15/18	7,000	6,905,819
Fifth Third Bancorp
2.30%, 03/01/19	1,725	1,729,058
3.50%, 03/15/22 (Call 02/15/22)	1,500	1,509,376
3.63%, 01/25/16	3,250	3,416,168
8.25%, 03/01/38	1,000	1,391,625
First Horizon National Corp.
5.38%, 12/15/15[b]	250	266,781
First Niagara Financial Group Inc.
7.25%, 12/15/21	1,000	1,178,212

Security	Principal (000s)	Value
HSBC Bank (USA) N.A.
4.88%, 08/24/20	$3,500	$3,789,518
HSBC Holdings PLC
4.00%, 03/30/22	5,800	5,990,185
5.10%, 04/05/21	4,000	4,476,214
6.10%, 01/14/42	2,750	3,307,098
6.50%, 09/15/37	4,500	5,429,842
HSBC USA Inc.
1.63%, 01/16/18	1,500	1,496,909
2.38%, 02/13/15	4,200	4,277,585
Huntington National Bank (The)
2.20%, 04/01/19	2,500	2,498,784
Intesa Sanpaolo SpA
3.88%, 01/15/19	4,250	4,332,154
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	1,450	1,667,097
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	4,000	4,001,696
5.10%, 03/24/21	1,000	1,118,605
Lloyds Bank PLC
2.30%, 11/27/18	2,200	2,215,751
4.20%, 03/28/17[b]	800	870,035
Manufacturers and Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	2,750	2,703,408
National Australia Bank Ltd.
1.60%, 08/07/15	1,200	1,218,751
2.30%, 07/25/18	3,000	3,045,314
3.00%, 01/20/23	800	763,183
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)[c]	1,380	1,384,323
PNC Bank N.A.
3.80%, 07/25/23 (Call 06/25/23)[d]	5,000	5,035,239
PNC Funding Corp.
5.25%, 11/15/15[d]	8,385	8,970,568
6.70%, 06/10/19[b,d]	998	1,216,027
Rabobank Nederland
3.38%, 01/19/17	5,325	5,671,459
3.88%, 02/08/22	2,100	2,157,097
4.50%, 01/11/21	3,250	3,514,610

30	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Principal (000s)	Value
4.63%, 12/01/23	$250	$256,205
5.25%, 05/24/41	3,100	3,311,996
Royal Bank of Canada
1.15%, 03/13/15	1,000	1,008,717
1.45%, 10/30/14	2,300	2,317,657
1.45%, 09/09/16	4,625	4,699,400
1.50%, 01/16/18	2,500	2,496,241
2.30%, 07/20/16	2,250	2,329,361
Royal Bank of Scotland Group PLC
4.38%, 03/16/16	2,625	2,803,349
5.63%, 08/24/20[b]	2,700	3,056,826
6.40%, 10/21/19	3,450	3,997,949
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	3,175	3,301,473
4.63%, 04/19/16	550	587,451
Sumitomo Mitsui Banking Corp.
1.35%, 07/18/15	1,000	1,009,266
1.50%, 01/18/18	2,500	2,478,496
2.50%, 07/19/18	3,000	3,061,352
3.95%, 01/10/24	3,000	3,078,930
SunTrust Bank
1.35%, 02/15/17 (Call 01/15/17)	2,250	2,260,324
7.25%, 03/15/18	1,000	1,183,079
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	1,050	1,111,082
6.00%, 09/11/17	2,298	2,628,412
Svenska Handelsbanken AB
2.50%, 01/25/19[b]	2,750	2,786,816
2.88%, 04/04/17	1,750	1,828,531
Toronto-Dominion Bank (The)
1.40%, 04/30/18	1,200	1,183,673
2.38%, 10/19/16	1,800	1,868,719
2.50%, 07/14/16	1,600	1,665,460
2.63%, 09/10/18	2,000	2,063,462
U.S. Bancorp
2.20%, 11/15/16 (Call 10/14/16)	4,800	4,973,280
2.95%, 07/15/22 (Call 06/15/22)	1,250	1,199,596

Security	Principal (000s)	Value
3.00%, 03/15/22 (Call 02/15/22)	$1,000	$995,817
3.70%, 01/30/24 (Call 12/29/23)	1,750	1,784,772
4.13%, 05/24/21 (Call 04/23/21)	1,250	1,355,732
UBS AG Stamford
5.88%, 12/20/17	8,134	9,344,539
Union Bank N.A.
2.63%, 09/26/18 (Call 08/26/18)	2,750	2,824,593
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	3,000	3,263,329
Wells Fargo & Co.
1.25%, 02/13/15	4,900	4,942,515
1.25%, 07/20/16	3,500	3,536,777
2.15%, 01/15/19[b]	4,000	4,029,542
3.00%, 01/22/21	1,975	1,991,895
4.13%, 08/15/23	9,250	9,413,344
4.60%, 04/01/21	8,000	8,897,661
5.61%, 01/15/44	3,983	4,382,902
5.63%, 12/11/17	6,300	7,231,575
Westpac Banking Corp.
1.60%, 01/12/18[b]	1,500	1,497,754
2.25%, 01/17/19	3,150	3,151,414
3.00%, 08/04/15	4,500	4,662,515
3.00%, 12/09/15	4,850	5,054,474
Zions BanCorp.
4.50%, 06/13/23 (Call 05/11/23)	2,525	2,557,242

		367,290,017
COMMERCIAL SERVICES & SUPPLIES — 0.12%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	1,500	1,408,534
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	1,898	1,896,710
4.75%, 05/15/23 (Call 02/15/23)	4,100	4,390,152
5.50%, 09/15/19	500	571,848

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Principal (000s)	Value
Unilever Capital Corp.
4.25%, 02/10/21	$750	$819,664
5.90%, 11/15/32	3,070	3,904,888
Waste Management Inc.
7.10%, 08/01/26	250	317,911
7.38%, 03/11/19	4,230	5,173,920

		18,483,627
COMMUNICATIONS EQUIPMENT — 0.17%
Cisco Systems Inc.
1.10%, 03/03/17	1,950	1,958,232
3.63%, 03/04/24	2,900	2,923,119
4.45%, 01/15/20	4,650	5,193,412
5.50%, 02/22/16	4,000	4,383,868
5.90%, 02/15/39	3,180	3,759,634
Harris Corp.
4.40%, 12/15/20	1,950	2,062,396
Juniper Networks Inc.
3.10%, 03/15/16	1,050	1,085,013
4.50%, 03/15/24	1,500	1,504,822
4.60%, 03/15/21	950	962,543
5.95%, 03/15/41	150	145,931
Motorola Solutions Inc.
3.50%, 03/01/23	2,600	2,477,971
3.75%, 05/15/22	1,000	984,009

		27,440,950
COMPUTERS & PERIPHERALS — 0.21%
Apple Inc.
1.00%, 05/03/18	6,100	5,960,089
2.40%, 05/03/23[b]	750	690,765
3.85%, 05/04/43	3,575	3,101,637
EMC Corp.
2.65%, 06/01/20	2,650	2,651,463
3.38%, 06/01/23 (Call 03/01/23)	3,150	3,123,991
Hewlett-Packard Co.
2.60%, 09/15/17	3,000	3,094,753
2.75%, 01/14/19	2,450	2,484,635
4.30%, 06/01/21[b]	1,300	1,344,147
4.38%, 09/15/21[b]	5,650	5,876,299
6.00%, 09/15/41	2,150	2,289,773
Lexmark International Inc.
6.65%, 06/01/18[b]	1,000	1,122,484

Security	Principal (000s)	Value
NetApp Inc.
2.00%, 12/15/17	$1,600	$1,619,473

		33,359,509
CONSTRUCTION & ENGINEERING — 0.01%
Fluor Corp.
3.38%, 09/15/21	1,400	1,411,632

		1,411,632
CONSTRUCTION MATERIALS — 0.02%
CRH America Inc.
6.00%, 09/30/16[b]	3,343	3,735,492
Martin Marietta Materials Inc.
6.60%, 04/15/18	233	265,870

		4,001,362
CONSUMER FINANCE — 0.75%
American Express Co.
1.55%, 05/22/18	2,000	1,972,495
4.05%, 12/03/42	2,000	1,814,465
6.80%, 09/01/66 (Call 09/01/16)[a]	5,547	6,018,495
7.00%, 03/19/18	5,000	5,991,592
American Express Credit Corp.
1.75%, 06/12/15	2,500	2,538,080
2.13%, 07/27/18	4,500	4,544,470
American Honda Finance Corp.
2.13%, 10/10/18	1,000	1,013,860
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	4,250	4,391,790
4.70%, 10/27/19[b]	1,900	2,142,629
Capital One Bank (USA) N.A.
2.25%, 02/13/19	2,000	2,002,789
Capital One Financial Corp.
4.75%, 07/15/21	1,600	1,741,957
6.15%, 09/01/16[b]	8,142	9,109,311
Caterpillar Financial Services Corp.
1.00%, 03/03/17	1,900	1,902,415
1.05%, 03/26/15	1,500	1,511,127
1.63%, 06/01/17	1,250	1,267,801
2.05%, 08/01/16	2,000	2,053,671
7.15%, 02/15/19	3,155	3,869,417

32	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Principal (000s)	Value
Ford Motor Credit Co. LLC
2.38%, 01/16/18	$4,300	$4,359,793
3.00%, 06/12/17[b]	1,500	1,564,046
4.25%, 02/03/17	1,000	1,076,930
5.00%, 05/15/18	2,750	3,047,090
5.63%, 09/15/15	1,500	1,603,178
5.88%, 08/02/21	4,800	5,532,429
6.63%, 08/15/17	1,000	1,158,135
7.00%, 04/15/15	6,300	6,735,104
8.00%, 12/15/16	1,350	1,588,572
8.13%, 01/15/20	3,500	4,435,264
HSBC Finance Corp.
6.68%, 01/15/21	4,562	5,345,824
John Deere Capital Corp.
0.88%, 04/17/15	1,400	1,407,720
1.85%, 09/15/16	4,850	4,961,151
2.80%, 03/04/21	2,000	2,008,601
3.15%, 10/15/21	3,950	3,987,410
3.90%, 07/12/21	2,600	2,769,491
PACCAR Financial Corp.
0.70%, 11/16/15	1,500	1,501,158
0.80%, 02/08/16	1,225	1,228,425
Toyota Motor Credit Corp.
2.00%, 09/15/16	2,650	2,731,493
2.63%, 01/10/23	2,000	1,902,968
3.30%, 01/12/22	3,000	3,058,398
3.40%, 09/15/21	1,200	1,242,854
4.25%, 01/11/21	2,500	2,737,913

		119,870,311
CONTAINERS & PACKAGING — 0.02%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	200	210,774
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	750	753,610
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)[b]	120	123,954
5.75%, 11/01/40 (Call 05/01/40)	1,200	1,342,365

		2,430,703

Security	Principal (000s)	Value
DIVERSIFIED CONSUMER SERVICES — 0.01%
California Institute of Technology
4.70%, 11/01/11	$1,000	$915,468
President and Fellows of Harvard College (The)
4.88%, 10/15/40	500	546,386

		1,461,854
DIVERSIFIED FINANCIAL SERVICES — 2.24%
Alterra Finance LLC
6.25%, 09/30/20	900	1,039,176
Bank of America Corp.
1.25%, 01/11/16	4,000	4,026,923
3.30%, 01/11/23	10,200	9,916,625
4.13%, 01/22/24	6,400	6,527,725
5.00%, 01/21/44	2,350	2,448,165
5.63%, 07/01/20	10,600	12,180,462
5.70%, 01/24/22	3,000	3,460,855
5.75%, 12/01/17	2,000	2,279,164
5.88%, 02/07/42	2,000	2,340,104
6.50%, 08/01/16	5,050	5,685,016
6.88%, 04/25/18	9,868	11,735,299
Series 1
3.75%, 07/12/16	6,550	6,953,163
BP Capital Markets PLC
1.38%, 05/10/18	250	246,325
2.24%, 05/10/19	2,000	2,013,430
2.25%, 11/01/16	2,700	2,793,903
2.50%, 11/06/22	1,750	1,629,953
3.13%, 10/01/15	1,050	1,092,827
3.20%, 03/11/16	1,500	1,576,167
3.25%, 05/06/22	1,000	996,076
3.56%, 11/01/21	800	823,884
3.88%, 03/10/15	1,755	1,818,159
3.99%, 09/26/23	3,000	3,090,074
4.74%, 03/11/21	2,900	3,223,819
4.75%, 03/10/19	2,300	2,584,547
Citigroup Inc.
1.75%, 05/01/18	1,700	1,680,387
3.88%, 10/25/23	3,000	3,001,153
3.95%, 06/15/16	4,750	5,052,703
4.45%, 01/10/17	6,250	6,782,755
4.50%, 01/14/22	1,000	1,064,712

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Principal (000s)	Value
4.59%, 12/15/15	$5,250	$5,589,333
4.75%, 05/19/15	4,250	4,455,228
4.95%, 11/07/43[b]	3,000	3,086,526
5.38%, 08/09/20	4,750	5,394,086
5.50%, 02/15/17	7,100	7,888,140
6.01%, 01/15/15	1,000	1,045,720
6.13%, 11/21/17	2,250	2,598,151
8.13%, 07/15/39	8,414	12,206,309
CME Group Inc.
5.30%, 09/15/43 (Call 03/15/43)	1,500	1,645,054
Daimler Finance North America LLC
8.50%, 01/18/31	2,000	2,970,502
Deutsche Telekom International Finance BV
8.75%, 06/15/30	4,418	6,369,719
GE Capital Trust I
6.38%, 11/15/67 (Call 11/15/17)[a,b]	2,250	2,486,250
General Electric Capital Corp.
1.00%, 01/08/16	6,700	6,754,945
1.63%, 04/02/18[b]	1,200	1,201,651
2.10%, 12/11/19	2,500	2,466,382
2.25%, 11/09/15	8,250	8,489,030
2.95%, 05/09/16	10,250	10,737,581
3.10%, 01/09/23	2,000	1,952,944
3.35%, 10/17/16	5,250	5,582,631
4.63%, 01/07/21	7,850	8,690,810
4.65%, 10/17/21	4,600	5,077,699
4.88%, 03/04/15	200	209,155
5.63%, 05/01/18	3,450	3,986,367
5.88%, 01/14/38	11,000	13,006,104
Series A
6.75%, 03/15/32	5,142	6,570,488
International Bank for Reconstruction and Development
0.50%, 04/15/16	3,000	3,004,294
0.88%, 04/17/17	5,000	5,007,753
1.00%, 09/15/16	6,950	7,024,112
2.13%, 03/15/16[b]	10,650	11,021,361
2.13%, 02/13/23	3,000	2,885,144
4.75%, 02/15/35	1,000	1,137,457

Security	Principal (000s)	Value
5.00%, 04/01/16	$2,420	$2,647,285
7.63%, 01/19/23	1,000	1,385,460
J.P. Morgan Chase & Co.
1.13%, 02/26/16	200	201,142
1.35%, 02/15/17	3,250	3,268,178
1.80%, 01/25/18	1,700	1,699,353
1.88%, 03/20/15	1,800	1,824,916
2.00%, 08/15/17	6,650	6,757,732
2.35%, 01/28/19	2,250	2,259,338
3.15%, 07/05/16	3,350	3,518,498
3.25%, 09/23/22	1,550	1,520,432
4.25%, 10/15/20	6,700	7,203,596
4.35%, 08/15/21	6,600	7,090,883
4.50%, 01/24/22	9,225	9,942,439
5.40%, 01/06/42	1,200	1,322,275
5.50%, 10/15/40	2,300	2,560,075
5.60%, 07/15/41	2,000	2,259,759
6.13%, 06/27/17	1,500	1,717,303
6.30%, 04/23/19	15,000	17,798,753
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)	2,000	2,113,330
NASDAQ OMX Group Inc. (The)
5.25%, 01/16/18	333	364,161
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	2,100	2,112,433
2.15%, 02/01/19 (Call 01/01/19)	2,100	2,111,543
3.05%, 02/15/22 (Call 11/15/21)	3,450	3,435,549
3.40%, 11/15/23 (Call 08/15/23)	2,250	2,238,911
ORIX Corp.
5.00%, 01/12/16	1,750	1,874,728

		357,832,549
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.02%
AT&T Inc.
0.90%, 02/12/16	6,000	6,016,848
1.70%, 06/01/17	1,000	1,009,271
2.40%, 08/15/16	7,900	8,162,836
2.95%, 05/15/16	3,500	3,655,182
3.88%, 08/15/21	7,250	7,509,024

34	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Principal (000s)	Value
4.35%, 06/15/45 (Call 12/15/44)	$11,000	$9,689,775
4.45%, 05/15/21	4,200	4,518,565
5.35%, 09/01/40	4,000	4,075,935
5.55%, 08/15/41	5,750	6,027,620
British Telecommunications PLC
2.35%, 02/14/19	975	980,909
9.63%, 12/15/30	2,540	3,915,177
Embarq Corp.
7.08%, 06/01/16	3,032	3,380,680
8.00%, 06/01/36	1,700	1,810,500
GTE Corp.
6.84%, 04/15/18	750	883,482
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	400	400,302
Orange
2.75%, 09/14/16	3,050	3,167,390
5.38%, 07/08/19	1,626	1,836,182
5.38%, 01/13/42	1,250	1,265,863
8.75%, 03/01/31	1,400	1,990,215
Qwest Corp.
6.75%, 12/01/21	2,600	2,938,000
Telefonica Emisiones SAU
3.99%, 02/16/16	2,100	2,206,678
5.13%, 04/27/20	3,000	3,251,922
5.46%, 02/16/21	2,850	3,120,829
7.05%, 06/20/36	2,024	2,391,631
Verizon Communications Inc.
2.00%, 11/01/16	6,400	6,558,683
3.00%, 04/01/16	500	521,891
3.65%, 09/14/18	7,375	7,867,106
4.60%, 04/01/21	3,250	3,512,778
5.15%, 09/15/23	14,555	15,919,998
6.00%, 04/01/41	1,750	1,977,828
6.10%, 04/15/18	200	232,372
6.40%, 09/15/33	11,500	13,625,591
6.40%, 02/15/38	200	234,885
6.55%, 09/15/43	9,250	11,274,111
7.75%, 12/01/30[b]	12,892	16,973,271

		162,903,330

Security	Principal (000s)	Value
ELECTRIC UTILITIES — 1.06%
Alabama Power Co.
0.55%, 10/15/15	$2,500	$2,487,763
4.10%, 01/15/42	350	332,839
Series 11-C
5.20%, 06/01/41	2,000	2,232,970
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)[b]	1,000	954,300
Appalachian Power Co.
7.00%, 04/01/38	230	296,402
7.95%, 01/15/20	2,254	2,872,823
Arizona Public Service Co.
4.50%, 04/01/42 (Call 10/01/41)	500	504,967
5.05%, 09/01/41 (Call 03/01/41)	1,450	1,553,347
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	1,750	1,636,839
Commonwealth Edison Co.
3.40%, 09/01/21 (Call 06/01/21)	4,750	4,870,072
6.45%, 01/15/38	1,200	1,524,274
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	2,000	1,880,759
Detroit Edison Co. (The)
3.90%, 06/01/21 (Call 03/01/21)	1,300	1,392,911
Dominion Gas Holdings LLC
4.80%, 11/01/43 (Call 05/01/43)[c]	2,000	2,022,842
Duke Energy Carolinas LLC
1.75%, 12/15/16	1,000	1,021,839
3.90%, 06/15/21 (Call 03/15/21)	1,200	1,282,235
Duke Energy Corp.
1.63%, 08/15/17	3,100	3,120,625
2.15%, 11/15/16	850	866,759

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Principal (000s)	Value
3.05%, 08/15/22 (Call 05/15/22)	$2,000	$1,950,393
3.55%, 09/15/21 (Call 06/15/21)	2,750	2,828,475
Duke Energy Florida Inc.
3.10%, 08/15/21 (Call 05/15/21)	1,250	1,266,193
6.40%, 06/15/38	1,000	1,289,960
Duke Energy Indiana Inc.
6.45%, 04/01/39	3,300	4,281,106
Duke Energy Ohio Inc.
5.45%, 04/01/19[b]	2,876	3,329,155
Duke Energy Progress Inc.
3.00%, 09/15/21 (Call 06/15/21)	850	852,798
5.30%, 01/15/19	1,325	1,519,697
Edison International
3.75%, 09/15/17	1,100	1,179,991
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	3,900	4,086,284
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	400	426,379
Entergy Gulf States Louisiana LLC
6.00%, 05/01/18	1,000	1,150,038
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	100	95,818
4.13%, 02/01/42 (Call 08/02/41)	2,000	1,941,151
5.25%, 02/01/41 (Call 08/01/40)	700	799,896
5.95%, 02/01/38	3,104	3,807,509
Georgia Power Co.
4.30%, 03/15/42	1,200	1,160,663
5.40%, 06/01/40	1,100	1,226,582
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	200	215,221
5.29%, 06/15/22 (Call 03/15/22)[e]	1,000	1,103,986

Security	Principal (000s)	Value
Indiana Michigan Power Co. Series J
3.20%, 03/15/23 (Call 12/15/22)[b]	$1,500	$1,450,693
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	2,550	2,707,110
Kentucky Utilities Co.
1.63%, 11/01/15	200	202,944
3.25%, 11/01/20 (Call 08/01/20)	250	258,947
5.13%, 11/01/40 (Call 05/01/40)	500	552,910
LG&E and KU Energy LLC
2.13%, 11/15/15	1,150	1,169,768
3.75%, 11/15/20 (Call 08/15/20)[b]	1,100	1,135,678
4.38%, 10/01/21 (Call 07/01/21)	1,500	1,576,362
Louisville Gas & Electric Co.
1.63%, 11/15/15	250	253,723
MidAmerican Energy Co.
3.70%, 09/15/23 (Call 06/15/23)	2,750	2,819,769
MidAmerican Energy Holdings Co.
3.75%, 11/15/23 (Call 08/15/23)[c]	1,750	1,748,629
6.13%, 04/01/36[b]	12,431	14,873,307
Nevada Power Co.
5.45%, 05/15/41 (Call 11/15/40)	1,850	2,141,409
NextEra Energy Capital Holdings Inc.
2.60%, 09/01/15	2,250	2,296,539
7.88%, 12/15/15	500	555,524
Nisource Finance Corp.
4.45%, 12/01/21 (Call 09/01/21)	3,225	3,423,410
5.45%, 09/15/20	3,200	3,654,165
5.80%, 02/01/42 (Call 08/01/41)	1,900	2,066,358
6.40%, 03/15/18	200	233,472

36	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Principal (000s)	Value
Northern States Power Co.
2.15%, 08/15/22 (Call 02/15/22)	$2,700	$2,499,073
2.60%, 05/15/23 (Call 11/15/22)[b]	1,000	944,051
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	2,000	1,869,334
Oglethorpe Power Corp.
5.38%, 11/01/40	800	876,776
Ohio Power Co. Series M
5.38%, 10/01/21[b]	2,000	2,314,155
Oklahoma Gas & Electric Co.
5.25%, 05/15/41 (Call 11/15/40)	1,600	1,780,770
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	4,068	5,036,186
7.50%, 09/01/38	200	272,396
Pacific Gas & Electric Co.
3.75%, 02/15/24 (Call 11/15/23)	875	882,855
4.50%, 12/15/41 (Call 06/15/41)	150	146,799
4.60%, 06/15/43 (Call 12/15/42)	3,000	2,996,486
6.05%, 03/01/34	5,568	6,602,567
PacifiCorp
3.85%, 06/15/21 (Call 03/15/21)	200	212,546
Portland General Electric Co.
6.10%, 04/15/19	1,200	1,420,391
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	1,000	1,005,906
5.20%, 07/15/41 (Call 01/15/41)	300	338,259
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)[b]	950	935,983
4.40%, 01/15/21 (Call 10/15/20)	2,000	2,164,579
6.00%, 12/01/39	2,500	2,987,705

Security	Principal (000s)	Value
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	$2,750	$2,564,035
4.75%, 08/15/41 (Call 02/15/41)	200	213,051
5.13%, 06/01/19[b]	2,350	2,682,713
Public Service Co. of Oklahoma
4.40%, 02/01/21	1,200	1,295,667
Scottish Power Ltd.
5.38%, 03/15/15	800	836,042
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	200	196,909
Southern California Edison Co.
4.65%, 10/01/43 (Call 04/01/43)	1,500	1,566,951
6.05%, 03/15/39	4,852	5,994,064
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	2,750	2,607,806
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	1,200	1,313,299
UIL Holdings Corp.
4.63%, 10/01/20	800	842,865
Union Electric Co.
6.70%, 02/01/19	100	120,963
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)	450	434,620
Wisconsin Electric Power Co.
1.70%, 06/15/18 (Call 05/15/18)	1,500	1,484,018
2.95%, 09/15/21 (Call 06/15/21)	1,150	1,150,039
Xcel Energy Inc.
0.75%, 05/09/16	2,625	2,609,442
6.50%, 07/01/36	200	249,857

		169,935,736
ELECTRICAL EQUIPMENT — 0.11%
ABB Finance (USA) Inc.
2.88%, 05/08/22	1,250	1,220,057

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Principal (000s)	Value
Eaton Corp. PLC
1.50%, 11/02/17	$2,500	$2,497,592
2.75%, 11/02/22	1,750	1,663,933
4.00%, 11/02/32	800	765,703
Emerson Electric Co.
4.25%, 11/15/20	4,075	4,462,529
5.25%, 11/15/39	1,250	1,386,383
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	1,640	1,551,566
Tyco Electronics Group SA
2.38%, 12/17/18 (Call 11/17/18)[b]	470	469,679
6.55%, 10/01/17	2,800	3,237,640

		17,255,082
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.05%
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)	675	678,978
4.00%, 02/01/22 (Call 11/01/21)	200	201,188
Arrow Electronics Inc.
4.50%, 03/01/23 (Call 12/01/22)	2,850	2,868,636
5.13%, 03/01/21	1,300	1,383,653
Avnet Inc.
4.88%, 12/01/22	1,750	1,802,061
Corning Inc.
4.75%, 03/15/42	1,500	1,533,551

		8,468,067
ENERGY EQUIPMENT & SERVICES — 0.34%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)[b]	3,400	3,457,142
5.13%, 09/15/40	750	823,782
Cameron International Corp.
4.50%, 06/01/21 (Call 03/01/21)	2,950	3,139,314
5.95%, 06/01/41 (Call 12/01/40)[b]	500	549,416
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)[b]	250	244,159

Security	Principal (000s)	Value
Ensco PLC
3.25%, 03/15/16	$2,150	$2,250,307
4.70%, 03/15/21	2,950	3,174,903
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	1,750	1,673,278
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	3,500	3,502,830
4.50%, 11/15/41 (Call 05/15/41)	1,850	1,836,396
6.15%, 09/15/19	3,200	3,815,217
Nabors Industries Inc.
5.10%, 09/15/23[c]	2,000	2,061,273
9.25%, 01/15/19	600	758,188
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	1,900	1,805,195
3.95%, 12/01/42 (Call 06/01/42)	1,150	1,059,461
Noble Holding International Ltd.
3.45%, 08/01/15	500	516,652
4.90%, 08/01/20[b]	2,000	2,141,811
6.20%, 08/01/40	1,000	1,086,991
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)	1,250	1,269,326
5.85%, 01/15/44 (Call 07/15/43)	1,025	1,031,098
Transocean Inc.
3.80%, 10/15/22 (Call 07/15/22)	1,000	949,724
4.95%, 11/15/15	250	266,371
5.05%, 12/15/16	500	547,223
6.38%, 12/15/21	2,000	2,237,005
6.50%, 11/15/20	1,000	1,129,387
6.80%, 03/15/38	3,000	3,308,622
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[b]	4,250	4,433,231
9.63%, 03/01/19	4,225	5,506,527

		54,574,829

38	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Principal (000s)	Value
FOOD & STAPLES RETAILING — 0.38%
Costco Wholesale Corp.
1.70%, 12/15/19	$3,000	$2,928,459
CVS Caremark Corp.
2.75%, 12/01/22 (Call 09/01/22)[b]	1,700	1,600,913
4.75%, 05/18/20 (Call 12/18/19)	1,850	2,048,036
6.13%, 09/15/39	4,170	5,001,162
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
4.13%, 04/10/19	1,250	1,311,879
6.50%, 06/15/17[b]	2,144	2,436,554
Kroger Co. (The)
2.30%, 01/15/19 (Call 12/15/18)	2,000	2,003,582
3.40%, 04/15/22 (Call 01/15/22)	2,000	1,962,353
3.85%, 08/01/23 (Call 05/01/23)	2,025	2,035,957
4.00%, 02/01/24 (Call 11/01/23)	1,900	1,925,946
5.40%, 07/15/40 (Call 01/15/40)[b]	2,500	2,600,698
Safeway Inc.
3.95%, 08/15/20[b]	750	743,437
4.75%, 12/01/21[b]	1,250	1,246,875
Sysco Corp.
0.55%, 06/12/15	350	350,426
Wal-Mart Stores Inc.
2.55%, 04/11/23 (Call 01/11/23)	1,000	942,912
2.80%, 04/15/16	8,900	9,265,264
4.00%, 04/11/43 (Call 10/11/42)	2,500	2,345,634
4.25%, 04/15/21	2,400	2,631,400
4.75%, 10/02/43 (Call 04/02/43)	1,000	1,057,590
6.50%, 08/15/37	9,422	12,172,179
Walgreen Co.
1.80%, 09/15/17	1,000	1,012,828
3.10%, 09/15/22	2,625	2,533,032

		60,157,116

Security	Principal (000s)	Value
FOOD PRODUCTS — 0.39%
Archer-Daniels-Midland Co.
4.48%, 03/01/21	$1,750	$1,899,699
5.77%, 03/01/41[b]	2,500	2,957,686
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	1,150	1,214,472
Campbell Soup Co.
4.25%, 04/15/21[b]	2,000	2,079,726
ConAgra Foods Inc.
1.30%, 01/25/16	250	251,622
3.20%, 01/25/23 (Call 10/25/22)	1,000	950,682
3.25%, 09/15/22	3,500	3,373,175
4.65%, 01/25/43 (Call 07/25/42)	1,000	953,068
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	200	201,207
3.65%, 02/15/24 (Call 11/15/23)	2,250	2,270,208
5.40%, 06/15/40	1,100	1,230,280
5.65%, 02/15/19	2,170	2,509,713
Hershey Co. (The)
1.50%, 11/01/16	1,300	1,323,805
4.13%, 12/01/20	800	872,986
Hillshire Brand Co. (The)
2.75%, 09/15/15	2,000	2,028,567
Ingredion Inc.
4.63%, 11/01/20	1,000	1,073,100
Kellogg Co.
1.88%, 11/17/16	2,350	2,396,954
2.75%, 03/01/23	3,000	2,858,951
3.13%, 05/17/22	2,250	2,202,805
3.25%, 05/21/18	1,300	1,368,695
4.00%, 12/15/20	750	798,579
4.45%, 05/30/16	40	43,092
Kraft Foods Group Inc.
3.50%, 06/06/22	5,000	5,028,506
5.00%, 06/04/42	2,500	2,601,656
6.13%, 08/23/18	2,000	2,350,731
McCormick & Co. Inc.
3.90%, 07/15/21 (Call 04/15/21)	1,300	1,369,437

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Principal (000s)	Value
Mondelez International Inc.
5.38%, 02/10/20	$3,550	$4,049,197
6.50%, 08/11/17	6,433	7,485,926
6.50%, 11/01/31	250	300,654
6.50%, 02/09/40	3,500	4,354,875

		62,400,054
GAS UTILITIES — 0.11%
AGL Capital Corp.
5.25%, 08/15/19	1,000	1,127,457
5.88%, 03/15/41 (Call 09/15/40)	1,300	1,526,511
Atmos Energy Corp.
4.15%, 01/15/43 (Call 07/15/42)	1,700	1,612,983
5.50%, 06/15/41 (Call 12/15/40)	1,175	1,335,440
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	450	490,277
6.00%, 05/15/18	2,500	2,880,603
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	2,500	2,409,190
4.90%, 12/01/21 (Call 09/01/21)	700	744,676
ONE Gas Inc.
3.61%, 02/01/24 (Call 11/01/23)[c]	483	488,922
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)[b]	1,761	1,700,052
Questar Corp.
2.75%, 02/01/16	150	152,944
Southern California Gas Co.
5.13%, 11/15/40	2,500	2,809,645

		17,278,700
HEALTH CARE EQUIPMENT & SUPPLIES — 0.27%
Abbott Laboratories
4.13%, 05/27/20	1,700	1,852,457
5.13%, 04/01/19	2,210	2,531,840
Baxter International Inc.
1.85%, 01/15/17	2,100	2,133,227
1.85%, 06/15/18	250	250,409

Security	Principal (000s)	Value
2.40%, 08/15/22	$1,805	$1,691,109
3.65%, 08/15/42	200	174,406
Becton, Dickinson and Co.
1.75%, 11/08/16	1,600	1,638,395
3.13%, 11/08/21	500	503,574
3.25%, 11/12/20	700	720,825
5.00%, 11/12/40	500	538,834
Boston Scientific Corp.
4.13%, 10/01/23 (Call 07/01/23)[b]	625	636,903
6.00%, 01/15/20	2,500	2,909,731
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	1,000	952,103
3.20%, 06/15/22 (Call 03/15/22)	3,000	2,965,490
6.00%, 10/15/17	1,826	2,092,553
CR Bard Inc.
1.38%, 01/15/18	1,550	1,526,031
2.88%, 01/15/16	400	418,029
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	1,200	1,235,111
Edwards Lifesciences Corp.
2.88%, 10/15/18	1,000	1,010,143
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)	3,000	2,857,785
3.00%, 03/15/15	1,100	1,130,732
3.63%, 03/15/24 (Call 12/15/23)[b]	825	836,934
4.13%, 03/15/21 (Call 12/15/20)	4,400	4,741,414
4.50%, 03/15/42 (Call 09/15/41)	2,500	2,505,070
St. Jude Medical Inc.
2.50%, 01/15/16	1,000	1,029,550
Stryker Corp.
1.30%, 04/01/18	2,000	1,967,786
2.00%, 09/30/16	1,000	1,030,471
Zimmer Holdings Inc.
3.38%, 11/30/21 (Call 08/30/21)	800	800,799

		42,681,711

40	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Principal (000s)	Value
HEALTH CARE PROVIDERS & SERVICES — 0.50%
Aetna Inc.
1.75%, 05/15/17 (Call 04/15/17)	$1,600	$1,608,399
2.75%, 11/15/22 (Call 08/15/22)	700	660,385
3.95%, 09/01/20	500	533,036
4.13%, 06/01/21 (Call 03/01/21)	1,800	1,925,850
6.63%, 06/15/36	2,026	2,532,687
AmerisourceBergen Corp.
5.88%, 09/15/15	2,382	2,568,258
Cardinal Health Inc.
1.70%, 03/15/18	2,300	2,283,079
3.20%, 06/15/22	2,950	2,863,977
Cigna Corp.
2.75%, 11/15/16	500	520,506
4.38%, 12/15/20 (Call 09/15/20)	2,150	2,325,663
4.50%, 03/15/21 (Call 12/15/20)	2,950	3,189,961
5.38%, 02/15/42 (Call 08/15/41)	1,200	1,320,827
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	1,550	1,767,215
Express Scripts Holding Co.
3.13%, 05/15/16	2,400	2,515,021
3.50%, 11/15/16	250	265,366
4.75%, 11/15/21	2,150	2,339,167
6.13%, 11/15/41	1,000	1,178,238
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	3,000	2,834,866
6.45%, 06/01/16	710	793,254
Laboratory Corp. of America Holdings
4.63%, 11/15/20 (Call 08/15/20)	2,100	2,261,849
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	1,275	1,192,861
4.75%, 03/01/21 (Call 12/01/20)	2,500	2,740,073

Security	Principal (000s)	Value
Medco Health Solutions Inc.
2.75%, 09/15/15	$1,500	$1,545,944
7.13%, 03/15/18	3,176	3,792,236
Quest Diagnostics Inc.
4.70%, 04/01/21	3,800	4,020,280
UnitedHealth Group Inc.
2.88%, 03/15/23	2,000	1,909,874
4.63%, 11/15/41 (Call 05/15/41)	1,300	1,307,554
4.88%, 03/15/15	7,007	7,323,911
6.00%, 02/15/18	1,200	1,392,084
6.88%, 02/15/38	2,750	3,610,540
WellPoint Inc.
3.13%, 05/15/22	1,000	962,360
3.30%, 01/15/23	4,700	4,520,940
4.63%, 05/15/42	1,500	1,444,532
5.25%, 01/15/16	4,568	4,935,644
5.85%, 01/15/36	2,500	2,828,389

		79,814,826
HOTELS, RESTAURANTS & LEISURE — 0.21%
Carnival Corp.
3.95%, 10/15/20[b]	2,250	2,310,658
Darden Restaurants Inc.
4.50%, 10/15/21	2,300	2,279,458
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	1,855	1,756,746
International Game Technology
7.50%, 06/15/19	1,000	1,177,787
Marriott International Inc.
3.00%, 03/01/19 (Call 12/01/18)	3,100	3,163,498
3.25%, 09/15/22 (Call 06/15/22)	1,000	962,346
McDonald’s Corp.
3.63%, 05/20/21	2,000	2,105,817
3.70%, 02/15/42	3,225	2,908,543
5.35%, 03/01/18	1,702	1,952,624
5.80%, 10/15/17	200	231,149
6.30%, 03/01/38	750	949,869
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	2,950	2,978,992
3.85%, 10/01/23 (Call 07/01/23)	1,500	1,543,942

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Principal (000s)	Value
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)[b]	$3,350	$3,177,293
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	2,050	2,034,948
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	1,300	1,320,238
3.88%, 11/01/20 (Call 08/01/20)	900	924,981
3.88%, 11/01/23 (Call 08/01/23)[b]	1,250	1,246,483

		33,025,372
HOUSEHOLD DURABLES — 0.07%
MDC Holdings Inc.
5.50%, 01/15/24 (Call 10/15/23)	2,100	2,142,000
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	1,250	1,216,825
Newell Rubbermaid Inc.
4.00%, 06/15/22 (Call 03/15/22)[b]	2,500	2,567,535
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	1,200	1,231,617
Whirlpool Corp.
3.70%, 03/01/23	1,850	1,845,832
4.85%, 06/15/21[b]	1,650	1,794,377

		10,798,186
HOUSEHOLD PRODUCTS — 0.14%
Church & Dwight Co. Inc.
2.88%, 10/01/22	1,000	951,864
3.35%, 12/15/15	350	361,040
Clorox Co. (The)
3.80%, 11/15/21	1,800	1,847,186
Colgate-Palmolive Co.
0.60%, 11/15/14[b]	700	701,672
1.30%, 01/15/17[b]	1,300	1,318,160
1.75%, 03/15/19	1,375	1,373,020
2.30%, 05/03/22	1,500	1,423,354
2.95%, 11/01/20	1,600	1,627,161

Security	Principal (000s)	Value
Energizer Holdings Inc.
4.70%, 05/24/22	$1,000	$1,030,238
Kimberly-Clark Corp.
3.88%, 03/01/21	250	265,999
5.30%, 03/01/41	1,000	1,135,029
Procter & Gamble Co. (The)
1.45%, 08/15/16	1,000	1,018,610
1.60%, 11/15/18	2,450	2,452,193
2.30%, 02/06/22	800	768,422
5.55%, 03/05/37	5,518	6,531,107

		22,805,055
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.16%
Constellation Energy Group Inc.
4.55%, 06/15/15	2,307	2,405,683
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)[b]	3,000	3,018,308
5.60%, 06/15/42 (Call 12/15/41)	3,450	3,519,846
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)[b]	3,850	3,834,881
PSEG Power LLC
2.75%, 09/15/16	2,100	2,143,798
4.15%, 09/15/21 (Call 06/15/21)	2,050	2,129,806
Southern Power Co.
5.15%, 09/15/41	3,000	3,142,014
Series D
4.88%, 07/15/15	2,015	2,123,844
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)[b]	3,000	2,951,099

		25,269,279
INDUSTRIAL CONGLOMERATES — 0.18%
3M Co.
1.38%, 09/29/16	2,750	2,797,022
2.00%, 06/26/22	1,500	1,405,099
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	1,490	1,452,104

42	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Principal (000s)	Value
Danaher Corp.
2.30%, 06/23/16	$150	$155,652
3.90%, 06/23/21 (Call 03/23/21)	2,700	2,860,696
General Electric Co.
5.25%, 12/06/17	7,462	8,509,537
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/23[b,c]	1,500	1,514,880
6.88%, 08/15/18	1,500	1,772,275
Koninklijke Philips NV
3.75%, 03/15/22	2,000	2,061,689
5.00%, 03/15/42	2,000	2,087,489
Pentair Finance SA
2.65%, 12/01/19	1,635	1,593,111
3.15%, 09/15/22 (Call 06/15/22)[b]	2,400	2,230,578

		28,440,132
INSURANCE — 0.90%
ACE INA Holdings Inc.
2.60%, 11/23/15	100	103,249
4.15%, 03/13/43	2,125	2,025,965
5.70%, 02/15/17	2,520	2,838,349
Aflac Inc.
4.00%, 02/15/22[b]	800	831,520
8.50%, 05/15/19[b]	2,650	3,430,429
Alleghany Corp.
4.95%, 06/27/22	1,500	1,604,365
5.63%, 09/15/20[b]	500	558,825
Allied World Assurance Co. Ltd.
5.50%, 11/15/20[b]	650	727,477
Allstate Corp. (The)
5.55%, 05/09/35	3,568	4,056,481
American International Group Inc.
4.13%, 02/15/24	1,025	1,051,553
4.88%, 09/15/16	1,000	1,094,141
4.88%, 06/01/22	2,000	2,183,539
5.85%, 01/16/18	3,150	3,620,268
8.18%, 05/15/68 (Call 05/15/38)[a]	5,400	6,912,000
8.25%, 08/15/18	4,404	5,520,347
Aon PLC
3.13%, 05/27/16	1,650	1,718,657

Security	Principal (000s)	Value
Arch Capital Group (U.S.) Inc.
5.14%, 11/01/43	$650	$686,550
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20[b]	500	573,621
Assurant Inc.
4.00%, 03/15/23	2,000	1,961,339
AXA SA
8.60%, 12/15/30[b]	2,300	2,944,000
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	3,900	3,855,178
4.40%, 05/15/42	2,000	1,910,566
5.40%, 05/15/18[b]	8,500	9,793,456
Chubb Corp. (The)
6.00%, 05/11/37	3,020	3,674,270
CNA Financial Corp.
3.95%, 05/15/24	4,400	4,451,977
5.75%, 08/15/21	150	172,936
6.50%, 08/15/16	1,750	1,971,281
Fidelity National Financial Inc.
5.50%, 09/01/22	1,750	1,845,960
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	1,000	1,114,698
Hartford Financial Services Group Inc.
5.13%, 04/15/22	1,000	1,113,257
5.38%, 03/15/17	3,420	3,793,163
6.63%, 04/15/42[b]	1,000	1,278,728
Kemper Corp.
6.00%, 11/30/15	900	960,604
Lincoln National Corp.
4.20%, 03/15/22[b]	2,000	2,088,819
4.85%, 06/24/21	200	218,499
7.00%, 06/15/40	1,000	1,310,762
8.75%, 07/01/19	1,000	1,293,388
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	1,500	1,374,050
4.13%, 05/15/43 (Call 11/15/42)	1,500	1,355,498
Manulife Financial Corp.
3.40%, 09/17/15	686	712,734

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Principal (000s)	Value
Markel Corp.
4.90%, 07/01/22	$1,500	$1,610,220
5.35%, 06/01/21	1,200	1,324,052
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	1,764	1,895,891
MetLife Inc.
4.75%, 02/08/21	200	222,300
5.00%, 06/15/15	7,317	7,729,241
5.88%, 02/06/41	4,000	4,708,871
Principal Financial Group Inc.
6.05%, 10/15/36	2,005	2,352,450
8.88%, 05/15/19[b]	1,224	1,579,027
Progressive Corp. (The)
3.75%, 08/23/21	350	366,038
6.70%, 06/15/67 (Call 06/15/17)[a,b]	1,605	1,765,500
Prudential Financial Inc.
3.00%, 05/12/16	2,650	2,761,667
5.38%, 06/21/20	400	458,147
5.63%, 05/12/41	1,000	1,126,628
5.63%, 06/15/43 (Call 06/15/23)[a]	4,100	4,202,500
5.80%, 11/16/41	1,800	2,078,064
6.20%, 11/15/40	1,500	1,791,874
Series D
6.00%, 12/01/17	2,752	3,188,009
Reinsurance Group of America Inc.
5.00%, 06/01/21	1,400	1,513,833
Travelers Companies Inc. (The)
3.90%, 11/01/20[b]	2,250	2,400,912
5.35%, 11/01/40[b]	3,500	3,954,973
Trinity Acquisition PLC
4.63%, 08/15/23[b]	1,750	1,785,628
Willis Group Holdings PLC
5.75%, 03/15/21	1,150	1,271,662
WR Berkley Corp.
4.63%, 03/15/22	1,400	1,468,489
5.38%, 09/15/20	1,000	1,109,343
XLIT Ltd.
2.30%, 12/15/18	225	225,096
5.75%, 10/01/21	1,300	1,501,752

		143,124,666

Security	Principal (000s)	Value
INTERNET & CATALOG RETAIL — 0.02%
Amazon.com Inc.
1.20%, 11/29/17	$500	$495,513
2.50%, 11/29/22 (Call 08/29/22)	1,250	1,160,111
QVC Inc.
5.13%, 07/02/22	1,700	1,730,498

		3,386,122
INTERNET SOFTWARE & SERVICES — 0.06%
Baidu Inc.
3.50%, 11/28/22	500	474,248
eBay Inc.
1.35%, 07/15/17	950	952,907
1.63%, 10/15/15	400	407,101
2.60%, 07/15/22 (Call 04/15/22)[b]	1,550	1,459,227
3.25%, 10/15/20 (Call 07/15/20)	1,400	1,445,636
Google Inc.
2.13%, 05/19/16	1,750	1,812,431
3.38%, 02/25/24	675	679,290
3.63%, 05/19/21	1,650	1,758,380

		8,989,220
IT SERVICES — 0.24%
Computer Sciences Corp.
4.45%, 09/15/22[b]	2,650	2,666,863
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	500	470,795
Fiserv Inc.
3.13%, 06/15/16	125	130,114
3.50%, 10/01/22 (Call 07/01/22)	1,750	1,695,620
4.75%, 06/15/21	1,000	1,062,572
International Business Machines Corp.
0.55%, 02/06/15	4,600	4,610,488
2.90%, 11/01/21[b]	3,600	3,556,033
3.38%, 08/01/23[b]	5,500	5,471,472
3.63%, 02/12/24	2,375	2,401,776
4.00%, 06/20/42	2,750	2,540,545
5.70%, 09/14/17	7,882	9,039,355

44	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Principal (000s)	Value
Western Union Co. (The)
3.35%, 05/22/19	$1,950	$1,955,511
3.65%, 08/22/18	3,250	3,347,456

		38,948,600
LEISURE EQUIPMENT & PRODUCTS — 0.01%
Mattel Inc.
2.50%, 11/01/16	150	154,884
3.15%, 03/15/23 (Call 12/15/22)	1,525	1,445,295
4.35%, 10/01/20	400	426,124
5.45%, 11/01/41 (Call 05/01/41)	350	364,349

		2,390,652
LIFE SCIENCES TOOLS & SERVICES — 0.11%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	1,550	1,462,819
3.88%, 07/15/23 (Call 04/15/23)	3,000	2,945,577
5.50%, 09/14/15	1,000	1,070,582
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	1,600	1,690,218
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	650	718,930
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	500	525,380
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	125	125,399
3.20%, 03/01/16	3,050	3,191,566
3.60%, 08/15/21 (Call 05/15/21)	4,050	4,137,942
4.50%, 03/01/21[b]	1,350	1,458,432

		17,326,845
MACHINERY — 0.19%
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)[b]	2,250	2,150,480
3.90%, 05/27/21	1,700	1,803,413
5.20%, 05/27/41	3,250	3,584,769
Crane Co.
4.45%, 12/15/23 (Call 09/15/23)	1,000	1,027,407

Security	Principal (000s)	Value
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	$2,000	$2,034,946
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	1,500	1,386,810
Dover Corp.
4.30%, 03/01/21 (Call 12/01/20)	2,100	2,271,140
5.38%, 03/01/41 (Call 12/01/40)[b]	900	1,023,789
Flowserve Corp.
4.00%, 11/15/23 (Call 08/15/23)	2,000	2,014,110
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	1,300	1,335,185
3.50%, 03/01/24 (Call 12/01/23)	1,500	1,502,525
4.88%, 09/15/41 (Call 03/15/41)	1,550	1,631,117
Joy Global Inc.
5.13%, 10/15/21[b]	250	267,298
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	500	536,945
Snap-On Inc.
4.25%, 01/15/18	450	485,095
Stanley Black & Decker Inc.
3.40%, 12/01/21 (Call 09/01/21)	700	707,413
5.20%, 09/01/40	3,450	3,700,582
Xylem Inc.
3.55%, 09/20/16	2,900	3,058,468

		30,521,492
MEDIA — 0.99%
21st Century Fox America Inc.
3.00%, 09/15/22	200	192,533
4.00%, 10/01/23	1,000	1,016,742
5.40%, 10/01/43	1,000	1,061,876
6.20%, 12/15/34	8,482	9,767,316
6.65%, 11/15/37	450	545,484
6.90%, 03/01/19	1,100	1,332,498

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Principal (000s)	Value
CBS Corp.
7.88%, 07/30/30	$4,218	$5,499,163
Comcast Corp.
3.60%, 03/01/24	1,250	1,264,708
4.25%, 01/15/33	4,750	4,648,950
4.65%, 07/15/42	2,000	1,994,585
4.75%, 03/01/44	425	435,522
5.15%, 03/01/20	10,150	11,537,046
6.45%, 03/15/37	4,918	6,067,709
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	2,500	2,621,702
5.00%, 03/01/21	4,900	5,286,645
5.20%, 03/15/20[b]	3,925	4,321,217
6.38%, 03/01/41	3,500	3,779,417
Discovery Communications LLC
4.38%, 06/15/21	3,300	3,503,906
4.95%, 05/15/42	2,250	2,203,933
5.05%, 06/01/20	2,100	2,338,525
Grupo Televisa SAB de CV CPO
6.63%, 01/15/40	2,000	2,252,388
NBCUniversal Media LLC
2.88%, 04/01/16	4,150	4,324,523
4.38%, 04/01/21	4,600	4,991,740
5.95%, 04/01/41	2,600	3,034,185
Omnicom Group Inc.
3.63%, 05/01/22	5,765	5,738,693
Scripps Networks Interactive Inc.
2.70%, 12/15/16	2,400	2,502,167
Thomson Reuters Corp.
3.95%, 09/30/21 (Call 06/30/21)	2,000	2,038,346
4.30%, 11/23/23 (Call 08/23/23)[b]	1,175	1,207,258
4.50%, 05/23/43 (Call 11/23/42)	1,000	893,000
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)[b]	8,340	8,654,153
4.50%, 09/15/42 (Call 03/15/42)	2,000	1,818,617
6.55%, 05/01/37	5,043	5,813,498
8.25%, 04/01/19	2,810	3,532,346

Security	Principal (000s)	Value
Time Warner Inc.
4.00%, 01/15/22[b]	$8,850	$9,145,918
7.70%, 05/01/32	6,557	8,722,464
Viacom Inc.
1.25%, 02/27/15	1,650	1,659,670
2.50%, 12/15/16	1,600	1,658,906
4.25%, 09/01/23 (Call 06/01/23)[b]	2,750	2,837,251
4.50%, 03/01/21	1,750	1,879,206
4.50%, 02/27/42	2,500	2,264,944
5.85%, 09/01/43 (Call 03/01/43)	375	410,283
Walt Disney Co. (The)
1.35%, 08/16/16	3,150	3,203,344
2.35%, 12/01/22[b]	2,750	2,574,837
3.70%, 12/01/42	1,500	1,350,623
3.75%, 06/01/21	3,000	3,169,640
Series E
4.13%, 12/01/41	1,000	964,361
WPP Finance 2010
3.63%, 09/07/22	1,000	983,809
4.75%, 11/21/21	1,200	1,280,602

		158,326,249
METALS & MINING — 0.62%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)[b]	2,000	2,106,636
6.15%, 08/15/20	5,250	5,779,900
Barrick Gold Corp.
3.85%, 04/01/22[b]	3,000	2,871,011
Barrick North America Finance LLC
4.40%, 05/30/21	4,100	4,148,065
5.70%, 05/30/41	3,600	3,452,322
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	3,400	3,423,137
1.63%, 02/24/17	3,000	3,052,533
2.05%, 09/30/18	675	683,277
2.88%, 02/24/22	1,750	1,721,162
3.25%, 11/21/21	3,000	3,049,254
4.13%, 02/24/42	2,000	1,876,157
5.00%, 09/30/43	925	975,640
6.50%, 04/01/19	100	120,892

46	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Principal (000s)	Value
Cliffs Natural Resources Inc.
4.80%, 10/01/20[b]	$2,500	$2,439,310
Freeport-McMoRan Copper & Gold Inc.
3.10%, 03/15/20[b]	2,000	1,973,929
3.55%, 03/01/22 (Call 12/01/21)	500	481,414
3.88%, 03/15/23 (Call 12/15/22)	1,700	1,643,896
5.45%, 03/15/43 (Call 09/15/42)	6,000	5,924,879
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	1,800	1,638,699
5.88%, 04/01/35	250	231,189
6.25%, 10/01/39	3,200	3,048,299
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	2,450	2,466,924
5.85%, 06/01/18	3,785	4,360,746
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	1,000	994,958
Rio Tinto Finance (USA) Ltd.
2.25%, 09/20/16	850	876,834
3.75%, 09/20/21	1,800	1,854,986
5.20%, 11/02/40	2,300	2,417,103
9.00%, 05/01/19	7,785	10,205,259
Rio Tinto Finance (USA) PLC
2.25%, 12/14/18 (Call 11/14/18)	1,000	1,009,366
4.13%, 08/21/42 (Call 02/21/42)	1,000	896,230
Southern Copper Corp.
3.50%, 11/08/22[b]	950	909,920
6.75%, 04/16/40	2,500	2,550,232
Teck Resources Ltd.
2.50%, 02/01/18[b]	2,155	2,179,925
4.75%, 01/15/22 (Call 10/15/21)[b]	2,700	2,803,195
5.20%, 03/01/42 (Call 09/01/41)	2,500	2,291,295
Vale Overseas Ltd.
4.38%, 01/11/22[b]	2,050	2,041,180
6.88%, 11/21/36	8,618	9,247,239

Security	Principal (000s)	Value
Vale SA
5.63%, 09/11/42	$1,250	$1,167,458

		98,914,451
MULTI-UTILITIES — 0.34%
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	3,750	3,636,014
6.13%, 11/15/17	600	687,791
CMS Energy Corp.
3.88%, 03/01/24 (Call 12/01/23)	500	506,722
Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43 (Call 09/01/42)	3,500	3,261,282
6.65%, 04/01/19	850	1,034,153
7.13%, 12/01/18	1,602	1,964,047
Series 08-B
6.75%, 04/01/38	1,000	1,320,374
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	4,500	4,422,226
3.38%, 08/15/23 (Call 05/15/23)	1,050	1,053,760
3.95%, 05/15/43 (Call 11/15/42)	500	469,679
Dominion Resources Inc.
Series A
1.40%, 09/15/17	3,900	3,871,008
Series C
4.05%, 09/15/42 (Call 03/15/42)	2,500	2,225,530
5.15%, 07/15/15	10,783	11,411,914
DTE Energy Co.
3.85%, 12/01/23 (Call 09/01/23)	2,000	2,038,326
Integrys Energy Group Inc.
4.17%, 11/01/20	850	892,860
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	1,750	1,623,710
3.65%, 09/01/42 (Call 03/01/42)	3,100	2,781,601

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Principal (000s)	Value
Puget Sound Energy Inc.
4.43%, 11/15/41 (Call 05/15/41)	$3,000	$3,046,051
San Diego Gas & Electric Co.
3.95%, 11/15/41	2,000	1,891,227
SCANA Corp.
4.75%, 05/15/21 (Call 02/15/21)	200	209,031
6.25%, 04/01/20	3,000	3,414,955
Sempra Energy
2.30%, 04/01/17	200	205,615
6.50%, 06/01/16	2,452	2,750,414

		54,718,290
MULTILINE RETAIL — 0.13%
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)	300	307,558
4.75%, 12/15/23 (Call 09/15/23)	2,250	2,344,657
6.88%, 12/15/37	500	584,136
Macy’s Retail Holdings Inc.
5.90%, 12/01/16	2,700	3,034,041
6.38%, 03/15/37[b]	1,900	2,258,769
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	1,800	1,891,724
4.75%, 05/01/20	1,100	1,224,628
Target Corp.
2.90%, 01/15/22	1,500	1,469,926
7.00%, 01/15/38	6,032	7,908,312

		21,023,751
OFFICE ELECTRONICS — 0.07%
Pitney Bowes Inc.
4.75%, 05/15/18[b]	2,613	2,820,193
5.25%, 01/15/37	1,500	1,612,500
Xerox Corp.
2.95%, 03/15/17[b]	800	836,351
4.50%, 05/15/21	2,500	2,615,747
6.35%, 05/15/18	2,620	3,050,930

		10,935,721
OIL, GAS & CONSUMABLE FUELS — 1.93%
Anadarko Petroleum Corp.
5.95%, 09/15/16	6,682	7,468,944
6.45%, 09/15/36	1,300	1,537,965

Security	Principal (000s)	Value
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	$3,650	$3,680,433
4.75%, 04/15/43 (Call 10/15/42)	3,000	3,010,617
6.00%, 01/15/37	1,000	1,170,534
Boardwalk Pipelines Partners LP
3.38%, 02/01/23 (Call 11/01/22)[b]	3,500	3,104,100
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	1,650	1,643,450
4.15%, 07/01/23 (Call 04/01/23)	3,475	3,464,267
4.88%, 02/01/21 (Call 11/01/20)[b]	1,600	1,663,226
Canadian Natural Resources Ltd.
5.70%, 05/15/17	3,918	4,440,667
6.00%, 08/15/16	250	280,216
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	1,250	1,193,114
5.70%, 10/15/19	5,000	5,766,147
Chevron Corp.
1.72%, 06/24/18 (Call 05/24/18)[b]	3,000	3,016,870
2.36%, 12/05/22 (Call 09/05/22)	3,500	3,285,840
2.43%, 06/24/20 (Call 05/24/20)[b]	3,000	3,004,640
3.19%, 06/24/23 (Call 03/24/23)	2,000	1,987,389
ConocoPhillips
5.90%, 10/15/32	13,292	15,738,331
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	1,500	1,415,322
Continental Resources Inc.
4.50%, 04/15/23 (Call 01/15/23)[b]	3,750	3,883,291
DCP Midstream Operating LP
4.95%, 04/01/22 (Call 01/01/22)[b]	1,800	1,900,450

48	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Principal (000s)	Value
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)[b]	$3,650	$3,834,737
4.75%, 05/15/42 (Call 11/15/41)	1,000	983,594
5.60%, 07/15/41 (Call 01/15/41)	900	988,214
6.30%, 01/15/19	5,050	5,927,497
El Paso Pipeline Partners Operating Co. LLC
5.00%, 10/01/21 (Call 07/01/21)[b]	1,000	1,062,395
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)[b]	1,900	1,965,201
5.50%, 09/15/40 (Call 03/15/40)	250	253,924
Series B
7.50%, 04/15/38	330	410,502
Encana Corp.
5.90%, 12/01/17	2,880	3,297,567
6.50%, 02/01/38	2,000	2,354,335
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	250	237,864
4.15%, 10/01/20 (Call 08/01/20)	1,675	1,733,199
6.50%, 02/01/42 (Call 08/01/41)	4,000	4,460,674
7.60%, 02/01/24 (Call 11/01/23)	2,000	2,453,522
9.70%, 03/15/19	2,362	3,072,473
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	7,650	7,451,712
3.90%, 02/15/24 (Call 11/15/23)	950	956,917
4.85%, 08/15/42 (Call 02/15/42)	4,250	4,187,832
5.10%, 02/15/45 (Call 08/15/44)	4,450	4,556,416

Security	Principal (000s)	Value
EOG Resources Inc.
2.50%, 02/01/16	$1,500	$1,551,182
2.63%, 03/15/23 (Call 12/15/22)	1,200	1,133,550
4.10%, 02/01/21	1,650	1,785,111
EQT Corp.
4.88%, 11/15/21	2,900	3,023,729
Hess Corp.
5.60%, 02/15/41[b]	4,800	5,225,976
Husky Energy Inc.
7.25%, 12/15/19	3,350	4,123,252
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (Call 01/01/21)	500	501,757
3.50%, 09/01/23 (Call 06/01/23)	2,050	1,937,043
4.15%, 02/01/24	3,250	3,216,127
5.95%, 02/15/18	800	915,987
6.85%, 02/15/20	400	476,678
6.95%, 01/15/38[b]	8,472	9,983,434
Magellan Midstream Partners LP
4.20%, 12/01/42 (Call 06/01/42)	400	363,515
4.25%, 02/01/21	2,000	2,147,347
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	2,000	1,890,358
6.00%, 10/01/17	2,198	2,527,090
Marathon Petroleum Corp.
3.50%, 03/01/16	150	157,394
5.13%, 03/01/21	1,100	1,223,859
6.50%, 03/01/41 (Call 09/01/40)	1,700	2,033,442
Murphy Oil Corp.
3.70%, 12/01/22 (Call 09/01/22)	2,300	2,198,562
5.13%, 12/01/42 (Call 06/01/42)	1,000	914,217
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	1,500	1,575,299
6.00%, 03/01/41 (Call 09/01/40)	1,300	1,486,203

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Principal (000s)	Value
Occidental Petroleum Corp.
1.75%, 02/15/17	$200	$203,788
2.50%, 02/01/16	1,000	1,035,482
3.13%, 02/15/22 (Call 11/15/21)	5,225	5,212,760
Series 1
4.10%, 02/01/21 (Call 11/01/20)	1,000	1,082,384
ONEOK Partners LP
2.00%, 10/01/17 (Call 07/01/17)	1,150	1,160,135
3.20%, 09/15/18 (Call 08/15/18)	2,975	3,095,483
6.13%, 02/01/41 (Call 08/01/40)	2,250	2,482,430
Phillips 66
2.95%, 05/01/17	1,700	1,785,270
4.30%, 04/01/22	1,500	1,582,765
5.88%, 05/01/42	2,000	2,290,320
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	3,350	3,429,636
Plains All American Pipeline LP/PAA Finance Corp.
5.00%, 02/01/21 (Call 11/01/20)	4,975	5,537,367
5.15%, 06/01/42 (Call 12/01/41)[b]	1,050	1,086,751
6.65%, 01/15/37	400	486,385
8.75%, 05/01/19	250	323,309
Plains Exploration & Production Co.
6.75%, 02/01/22 (Call 02/01/17)	2,000	2,210,000
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	450	459,810
Shell International Finance BV
0.90%, 11/15/16	3,000	3,013,277
1.13%, 08/21/17	1,000	999,934
2.00%, 11/15/18	3,850	3,889,773
4.30%, 09/22/19	4,450	4,951,147
6.38%, 12/15/38	4,351	5,556,591

Security	Principal (000s)	Value
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	$2,865	$3,013,707
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	1,800	1,847,187
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)[b]	3,500	3,164,205
Spectra Energy Partners LP
2.95%, 09/25/18 (Call 08/25/18)	1,250	1,287,659
4.60%, 06/15/21 (Call 03/15/21)	700	751,746
Suncor Energy Inc.
6.10%, 06/01/18	1,451	1,689,605
6.50%, 06/15/38	4,720	5,802,977
6.85%, 06/01/39	1,226	1,564,376
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	2,450	2,442,912
7.75%, 06/01/19	2,500	3,046,881
TC Pipelines LP
4.65%, 06/15/21 (Call 03/15/21)	550	567,318
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17	1,800	2,110,680
Total Capital International SA
0.75%, 01/25/16	1,350	1,356,260
2.70%, 01/25/23	2,000	1,896,227
2.88%, 02/17/22	1,250	1,227,708
3.75%, 04/10/24	2,050	2,093,078
Total Capital SA
2.13%, 08/10/18	3,000	3,051,731
2.30%, 03/15/16	1,500	1,553,010
4.45%, 06/24/20	5,000	5,559,885
TransCanada PipeLines Ltd.
0.75%, 01/15/16	1,725	1,728,061
0.88%, 03/02/15	800	802,561
2.50%, 08/01/22	250	234,704

50	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Principal (000s)	Value
3.75%, 10/16/23	$1,750	$1,762,660
3.80%, 10/01/20	1,000	1,056,026
4.63%, 03/01/34 (Call 12/01/33)	1,875	1,901,325
5.85%, 03/15/36	500	574,855
6.10%, 06/01/40	2,000	2,396,704
6.50%, 08/15/18	250	297,843
7.13%, 01/15/19	1,778	2,176,729
7.63%, 01/15/39	1,524	2,104,195
Valero Energy Corp.
9.38%, 03/15/19	4,270	5,606,659
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	3,750	3,702,817
Williams Companies Inc. (The)
7.88%, 09/01/21[b]	1,850	2,197,124
8.75%, 03/15/32	1,019	1,219,274
Williams Partners LP
4.00%, 11/15/21 (Call 08/15/21)[b]	350	356,333
4.13%, 11/15/20 (Call 08/15/20)	1,450	1,502,801
4.30%, 03/04/24 (Call 12/04/23)	1,500	1,504,839
5.25%, 03/15/20	500	556,164
6.30%, 04/15/40	2,850	3,203,672
7.25%, 02/01/17	2,300	2,656,210
XTO Energy Inc.
5.50%, 06/15/18	2,200	2,547,287

		309,226,292
PAPER & FOREST PRODUCTS — 0.05%
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	1,100	1,099,310
International Paper Co.
6.00%, 11/15/41 (Call 05/15/41)	1,500	1,727,250
7.95%, 06/15/18	4,520	5,569,588

		8,396,148
PERSONAL PRODUCTS — 0.02%
Avon Products Inc.
5.00%, 03/15/23[b]	3,000	2,997,838
5.75%, 03/01/18	250	270,924

Security	Principal (000s)	Value
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	$550	$513,279

		3,782,041
PHARMACEUTICALS — 0.77%
AbbVie Inc.
1.75%, 11/06/17	3,000	3,024,916
2.00%, 11/06/18	3,150	3,147,166
2.90%, 11/06/22	3,000	2,890,236
4.40%, 11/06/42	3,325	3,262,614
Actavis Inc.
1.88%, 10/01/17[b]	1,100	1,099,921
6.13%, 08/15/19	850	990,186
Allergan Inc.
3.38%, 09/15/20	3,200	3,313,102
AstraZeneca PLC
6.45%, 09/15/37	5,393	6,766,673
Bristol-Myers Squibb Co.
0.88%, 08/01/17	1,400	1,388,209
2.00%, 08/01/22	2,000	1,822,768
3.25%, 11/01/23	1,750	1,720,010
3.25%, 08/01/42	250	204,080
5.88%, 11/15/36	2,040	2,450,318
Eli Lilly and Co.
1.95%, 03/15/19	1,475	1,479,225
5.55%, 03/15/37	2,168	2,479,825
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	1,000	1,000,925
5.65%, 05/15/18	3,709	4,302,736
6.38%, 05/15/38	2,000	2,553,901
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	6,750	6,638,392
Johnson & Johnson
1.65%, 12/05/18	1,950	1,958,009
2.15%, 05/15/16	1,000	1,034,926
3.38%, 12/05/23[b]	1,250	1,279,814
3.55%, 05/15/21	1,300	1,379,786
5.55%, 08/15/17	800	911,405
5.95%, 08/15/37	2,150	2,694,071
Merck & Co. Inc.
1.10%, 01/31/18	250	246,776
1.30%, 05/18/18	1,000	987,011
2.80%, 05/18/23	1,000	957,470

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Principal (000s)	Value
4.15%, 05/18/43	$1,000	$957,951
5.00%, 06/30/19	6,668	7,659,957
6.00%, 09/15/17	250	289,786
6.55%, 09/15/37	2,750	3,593,410
Novartis Capital Corp.
2.40%, 09/21/22	2,000	1,889,737
2.90%, 04/24/15	5,000	5,145,579
3.40%, 05/06/24	1,500	1,505,216
Novartis Securities Investment Ltd.
5.13%, 02/10/19	3,310	3,791,009
Pfizer Inc.
1.50%, 06/15/18	5,400	5,366,557
4.30%, 06/15/43	5,000	4,912,192
6.20%, 03/15/19	6,870	8,231,877
7.20%, 03/15/39	1,000	1,386,630
Sanofi
1.25%, 04/10/18	2,400	2,362,010
2.63%, 03/29/16	500	520,828
4.00%, 03/29/21	1,600	1,710,831
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	1,200	1,242,732
Series 2
3.65%, 11/10/21[b]	1,850	1,845,047
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	410	422,052
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	1,700	1,695,449
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	2,250	2,158,500
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)[b]	2,725	2,626,557
4.70%, 02/01/43 (Call 08/01/42)	2,450	2,424,295

		123,722,673
PROFESSIONAL SERVICES — 0.02%
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)[b]	1,000	1,003,175

Security	Principal (000s)	Value
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	$1,750	$1,667,447
Verisk Analytics Inc.
4.13%, 09/12/22	700	690,843

		3,361,465
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.55%
American Tower Corp.
3.40%, 02/15/19	1,750	1,817,167
3.50%, 01/31/23[b]	3,650	3,440,834
4.50%, 01/15/18	2,300	2,505,105
4.63%, 04/01/15	1,000	1,040,566
4.70%, 03/15/22	2,900	3,022,189
AvalonBay Communities Inc.
3.95%, 01/15/21 (Call 10/15/20)	450	471,650
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	6,000	5,661,340
3.70%, 11/15/18 (Call 08/15/18)	1,000	1,064,644
3.80%, 02/01/24 (Call 11/01/23)[b]	1,000	992,652
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	3,000	2,810,397
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/01/22)[b]	3,350	3,106,975
5.25%, 03/15/21 (Call 12/15/20)[b]	1,500	1,577,800
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	1,750	1,701,776
ERP Operating LP
4.75%, 07/15/20 (Call 04/15/20)	4,900	5,422,503
HCP Inc.
3.75%, 02/01/16	200	210,475
5.38%, 02/01/21 (Call 11/03/20)	4,175	4,668,956
Health Care REIT Inc.
3.63%, 03/15/16	200	207,869
4.13%, 04/01/19 (Call 01/01/19)	1,600	1,710,923

52	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Principal (000s)	Value
4.95%, 01/15/21 (Call 10/15/20)	$2,200	$2,389,857
5.13%, 03/15/43 (Call 09/15/42)[b]	850	849,729
6.50%, 03/15/41 (Call 09/15/40)	1,000	1,176,763
Healthcare Realty Trust Inc.
5.75%, 01/15/21	1,100	1,217,418
Highwoods Realty LP
3.63%, 01/15/23 (Call 10/15/22)[b]	1,500	1,410,076
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	2,400	2,485,996
Host Hotels & Resorts LP Series D
3.75%, 10/15/23 (Call 07/15/23)	625	598,136
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	2,625	2,853,666
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	1,000	1,058,816
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	700	783,851
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)[b]	1,625	1,502,949
4.70%, 03/15/21 (Call 12/15/20)	300	314,938
ProLogis LP
4.50%, 08/15/17	1,800	1,922,953
6.88%, 03/15/20 (Call 12/16/19)	1,400	1,644,223
Realty Income Corp.
4.65%, 08/01/23 (Call 05/01/23)	2,000	2,089,634
Simon Property Group LP
4.75%, 03/15/42 (Call 09/15/41)	1,500	1,537,990
5.10%, 06/15/15	6,293	6,653,096
5.65%, 02/01/20 (Call 11/01/19)	4,100	4,792,656

Security	Principal (000s)	Value
UDR Inc.
4.25%, 06/01/18	$1,550	$1,665,806
4.63%, 01/10/22 (Call 10/10/21)[b]	1,500	1,585,190
Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15	750	777,603
4.25%, 03/01/22 (Call 12/01/21)	2,200	2,269,032
4.75%, 06/01/21 (Call 03/01/21)	500	535,944
Vornado Realty Trust
5.00%, 01/15/22	500	534,514
Weyerhaeuser Co.
6.88%, 12/15/33	1,490	1,856,286
7.38%, 03/15/32	1,975	2,553,979

		88,494,922
ROAD & RAIL — 0.32%
Burlington Northern Santa Fe Corp.
3.05%, 09/01/22 (Call 06/01/22)	1,650	1,588,781
3.85%, 09/01/23 (Call 06/01/23)	3,000	3,049,268
4.70%, 10/01/19	3,600	4,016,235
6.15%, 05/01/37	3,403	4,047,820
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	800	738,036
2.85%, 12/15/21 (Call 09/15/21)	950	938,210
5.55%, 03/01/19	3,600	4,188,455
Canadian Pacific Railway Co.
7.13%, 10/15/31	2,250	2,830,934
CSX Corp.
6.00%, 10/01/36	5,832	6,846,503
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	3,700	3,624,397
3.25%, 12/01/21 (Call 09/01/21)	2,000	2,018,630
4.84%, 10/01/41	3,907	3,972,714
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)	1,300	1,334,085

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Principal (000s)	Value
2.50%, 03/01/18 (Call 02/01/18)	$1,750	$1,760,438
3.50%, 06/01/17	700	740,189
3.60%, 03/01/16	1,000	1,046,185
Union Pacific Corp.
3.75%, 03/15/24 (Call 12/15/23)	1,650	1,670,167
4.00%, 02/01/21 (Call 11/01/20)[b]	2,250	2,397,711
4.25%, 04/15/43 (Call 10/15/42)	2,475	2,334,010
4.75%, 09/15/41 (Call 03/15/41)	1,000	1,023,527
6.15%, 05/01/37	250	296,594

		50,462,889
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.15%
Altera Corp.
2.50%, 11/15/18	1,500	1,509,936
Analog Devices Inc.
3.00%, 04/15/16	650	672,989
Applied Materials Inc.
2.65%, 06/15/16	250	259,515
4.30%, 06/15/21	800	850,902
5.85%, 06/15/41	750	824,431
Broadcom Corp.
2.38%, 11/01/15	150	153,892
2.50%, 08/15/22[b]	2,500	2,299,361
2.70%, 11/01/18	900	922,660
Intel Corp.
1.35%, 12/15/17	2,800	2,795,152
1.95%, 10/01/16	950	977,767
2.70%, 12/15/22	1,000	947,929
3.30%, 10/01/21	7,500	7,661,855
Maxim Integrated Products Inc.
2.50%, 11/15/18	950	947,891
Texas Instruments Inc.
0.45%, 08/03/15	1,000	999,795
2.38%, 05/16/16	2,700	2,802,280

		24,626,355
SOFTWARE — 0.22%
Autodesk Inc.
1.95%, 12/15/17	875	878,916

Security	Principal (000s)	Value
CA Inc.
4.50%, 08/15/23 (Call 05/15/23)	$2,210	$2,275,605
Intuit Inc.
5.75%, 03/15/17	1,000	1,127,500
Microsoft Corp.
2.38%, 05/01/23 (Call 02/01/23)[b]	200	186,677
3.63%, 12/15/23 (Call 09/15/23)[b]	3,125	3,199,832
4.00%, 02/08/21[b]	3,750	4,088,720
4.20%, 06/01/19	3,010	3,333,643
4.50%, 10/01/40	1,850	1,868,028
Oracle Corp.
2.50%, 10/15/22	4,000	3,761,576
5.00%, 07/08/19	1,000	1,137,926
5.25%, 01/15/16	6,457	7,017,085
5.38%, 07/15/40	3,900	4,367,168
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	1,500	1,545,276

		34,787,952
SPECIALTY RETAIL — 0.23%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	250	260,483
4.50%, 12/01/23 (Call 09/01/23)	1,000	1,024,886
AutoZone Inc.
1.30%, 01/13/17	1,075	1,078,715
3.13%, 07/15/23 (Call 04/15/23)[b]	1,000	938,889
3.70%, 04/15/22 (Call 01/15/22)	500	497,911
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	2,700	3,034,033
Home Depot Inc. (The)
3.75%, 02/15/24 (Call 11/15/23)	1,500	1,544,405
4.20%, 04/01/43 (Call 10/01/42)	3,300	3,199,055
5.40%, 03/01/16	3,112	3,410,201
5.88%, 12/16/36	1,500	1,807,223

54	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Principal (000s)	Value
5.95%, 04/01/41 (Call 10/01/40)	$2,650	$3,229,464
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	1,750	1,778,071
3.75%, 04/15/21 (Call 01/15/21)	2,000	2,118,075
3.80%, 11/15/21 (Call 08/15/21)	650	688,532
5.13%, 11/15/41 (Call 05/15/41)[b]	2,000	2,143,406
5.80%, 04/15/40 (Call 10/15/39)	2,000	2,329,878
O’Reilly Automotive Inc.
3.85%, 06/15/23 (Call 03/15/23)	1,750	1,735,120
4.63%, 09/15/21 (Call 06/15/21)	1,100	1,174,679
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)[b]	3,000	2,949,091
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	975	907,604
6.95%, 04/15/19	100	119,618

		35,969,339
TEXTILES, APPAREL & LUXURY GOODS — 0.03%
Cintas Corp. No. 2
2.85%, 06/01/16	650	671,317
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)[b]	3,350	3,109,034
VF Corp.
3.50%, 09/01/21 (Call 06/21/21)	400	408,304

		4,188,655
TOBACCO — 0.25%
Altria Group Inc.
4.50%, 05/02/43	3,000	2,754,928
4.75%, 05/05/21	3,450	3,767,312
5.38%, 01/31/44	1,310	1,363,112
9.70%, 11/10/18	7,894	10,502,336

Security	Principal (000s)	Value
Lorillard Tobacco Co.
2.30%, 08/21/17[b]	$1,650	$1,690,155
3.50%, 08/04/16[b]	700	738,286
6.88%, 05/01/20[b]	600	704,501
7.00%, 08/04/41[b]	550	621,334
Philip Morris International Inc.
2.50%, 05/16/16	1,500	1,560,590
2.50%, 08/22/22	2,800	2,611,903
3.60%, 11/15/23	555	552,739
4.13%, 05/17/21[b]	2,500	2,654,438
4.38%, 11/15/41	2,000	1,897,685
4.50%, 03/20/42	1,000	967,924
5.65%, 05/16/18	2,476	2,867,147
Reynolds American Inc.
3.25%, 11/01/22	1,350	1,278,339
6.75%, 06/15/17	3,118	3,621,987

		40,154,716
TRADING COMPANIES & DISTRIBUTORS — 0.05%
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)	4,145	4,186,123
GATX Corp.
2.50%, 03/15/19	755	755,355
2.50%, 07/30/19	750	750,387
3.50%, 07/15/16[b]	1,000	1,053,517
4.85%, 06/01/21	600	627,186

		7,372,568
WIRELESS TELECOMMUNICATION SERVICES — 0.24%
America Movil SAB de CV
2.38%, 09/08/16	700	722,038
3.13%, 07/16/22[b]	4,850	4,593,592
4.38%, 07/16/42[b]	250	218,329
5.00%, 03/30/20	7,000	7,695,104
6.13%, 03/30/40	1,250	1,391,554
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	450	573,963
Rogers Communications Inc.
5.45%, 10/01/43 (Call 04/01/43)	2,250	2,355,633
6.80%, 08/15/18	3,200	3,830,467
Vodafone Group PLC
2.50%, 09/26/22	2,900	2,660,528
2.95%, 02/19/23	2,000	1,883,520

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Principal (000s)	Value
4.38%, 02/19/43	$4,000	$3,604,287
5.63%, 02/27/17	8,107	9,163,010

		38,692,025

TOTAL CORPORATE BONDS & NOTES
(Cost: $3,530,337,460)		3,671,405,993

FOREIGN AGENCY OBLIGATIONS[f] — 2.23%

AUSTRIA — 0.03%
Oesterreichische Kontrollbank AG
1.13%, 05/29/18[b]	5,300	5,242,544

		5,242,544
BRAZIL — 0.18%
Petrobras Global Finance BV
3.00%, 01/15/19[b]	250	238,598
4.38%, 05/20/23[b]	5,000	4,526,371
Petrobras International Finance Co.
2.88%, 02/06/15	3,000	3,036,441
3.50%, 02/06/17	3,000	3,046,239
3.88%, 01/27/16	2,900	2,984,390
5.38%, 01/27/21	2,650	2,658,234
5.75%, 01/20/20	5,080	5,282,399
6.75%, 01/27/41[b]	3,750	3,616,146
7.88%, 03/15/19	3,048	3,479,103

		28,867,921
CANADA — 0.45%
British Columbia (Province of)
2.10%, 05/18/16	3,000	3,106,570
2.65%, 09/22/21[b]	2,000	2,015,031
Export Development Canada
0.75%, 12/15/17	6,000	5,921,507
Hydro-Quebec
2.00%, 06/30/16	6,450	6,652,107
Manitoba (Province of)
1.13%, 06/01/18[b]	2,400	2,371,993
Nexen Energy ULC
6.20%, 07/30/19	2,000	2,329,513
6.40%, 05/15/37	250	291,746
7.50%, 07/30/39	1,000	1,312,482
Ontario (Province of)
1.20%, 02/14/18	2,500	2,481,889
2.00%, 09/27/18	10,750	10,915,125
2.30%, 05/10/16	8,650	8,976,339

Security	Principal (000s)	Value
2.70%, 06/16/15	$3,900	$4,016,556
2.95%, 02/05/15	950	973,304
3.00%, 07/16/18	3,100	3,286,203
3.15%, 12/15/17[b]	3,000	3,205,126
4.40%, 04/14/20[b]	400	447,632
Quebec (Province of)
7.50%, 09/15/29	9,377	13,108,375

		71,411,498
CHINA — 0.02%
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18	1,750	1,717,899
3.00%, 05/09/23	2,000	1,802,899

		3,520,798
COLOMBIA — 0.04%
Ecopetrol SA
7.38%, 09/18/43	5,000	5,625,000

		5,625,000
GERMANY — 0.60%
FMS Wertmanagement AoeR
1.13%, 10/14/16	5,000	5,058,787
KfW
0.00%, 04/18/36	3,000	1,287,215
0.50%, 09/30/15	6,250	6,269,380
0.88%, 09/05/17	4,700	4,679,126
1.25%, 02/15/17	8,250	8,361,566
1.88%, 04/01/19	2,500	2,520,093
2.00%, 10/04/22	2,750	2,600,808
2.13%, 01/17/23	18,000	17,068,167
2.63%, 02/16/16	5,500	5,735,832
2.63%, 01/25/22	6,300	6,314,504
2.75%, 09/08/20[b]	11,150	11,494,411
4.88%, 06/17/19	6,020	6,950,820
Series G
4.38%, 03/15/18	5,215	5,850,033
Landwirtschaftliche Rentenbank
5.00%, 11/08/16[b]	10,382	11,566,024

		95,756,766
JAPAN — 0.11%
Japan Bank for International Cooperation
1.75%, 07/31/18	8,600	8,645,831

56	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Principal (000s)	Value
Japan Finance Corp.
2.13%, 02/07/19[b]	$5,000	$5,057,559
2.50%, 05/18/16	4,400	4,580,505

		18,283,895
MEXICO — 0.19%
Pemex Project Funding Master Trust
5.75%, 03/01/18	5,020	5,584,750
6.63%, 06/15/35	1,500	1,635,000
Petroleos Mexicanos
3.50%, 01/30/23	5,250	4,908,750
4.88%, 01/24/22	4,800	5,016,000
6.50%, 06/02/41	7,375	7,835,937
8.00%, 05/03/19[b]	4,520	5,503,100

		30,483,537
NORWAY — 0.10%
Statoil ASA
1.80%, 11/23/16	1,000	1,025,437
2.45%, 01/17/23	250	235,610
3.70%, 03/01/24	1,000	1,021,018
4.80%, 11/08/43	2,000	2,122,463
5.10%, 08/17/40	1,500	1,644,026
5.25%, 04/15/19	8,000	9,221,761

		15,270,315
SOUTH KOREA — 0.12%
Export-Import Bank of Korea (The)
1.75%, 02/27/18	5,000	4,959,776
2.88%, 09/17/18	4,000	4,131,803
5.00%, 04/11/22	250	278,332
Korea Development Bank (The)
1.50%, 01/22/18	1,300	1,272,870
3.25%, 03/09/16	3,500	3,655,787
3.50%, 08/22/17	3,300	3,507,598
Korea Finance Corp.
4.63%, 11/16/21	1,500	1,622,587

		19,428,753
SUPRANATIONAL — 0.34%
Asian Development Bank
0.50%, 06/20/16	4,900	4,898,124
1.38%, 03/23/20	4,500	4,330,749
1.75%, 03/21/19[b]	2,150	2,160,473
2.50%, 03/15/16	3,750	3,906,028

Security	Principal (000s)	Value
2.63%, 02/09/15	$1,520	$1,553,420
6.22%, 08/15/27	4,000	5,220,117
Inter-American Development Bank
0.88%, 03/15/18	4,250	4,183,550
1.38%, 10/18/16	5,000	5,096,684
1.38%, 07/15/20	2,200	2,103,585
2.13%, 11/09/20	6,250	6,223,904
2.25%, 07/15/15	6,500	6,677,154
3.88%, 10/28/41[b]	3,000	2,861,218
Series E
3.88%, 09/17/19	5,000	5,522,147

		54,737,153
SWEDEN — 0.05%
Svensk Exportkredit AB
0.63%, 05/31/16	1,767	1,769,280
1.13%, 04/05/18[b]	6,000	5,917,189

		7,686,469

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $350,805,936)		356,314,649

FOREIGN GOVERNMENT OBLIGATIONS[f] — 1.40%

BRAZIL — 0.22%
Brazil (Federative Republic of)
4.25%, 01/07/25	2,840	2,740,600
4.88%, 01/22/21[b]	4,200	4,494,000
5.88%, 01/15/19[b]	2,760	3,111,900
7.13%, 01/20/37[b]	7,592	8,806,720
8.00%, 01/15/18	6,105	6,837,974
10.13%, 05/15/27	5,750	8,682,500

		34,673,694
CANADA — 0.04%
Canada (Government of)
0.88%, 02/14/17[b]	5,150	5,175,522
2.38%, 09/10/14	1,000	1,011,500

		6,187,022
CHILE — 0.03%
Chile (Republic of)
3.25%, 09/14/21	4,550	4,550,000

		4,550,000
COLOMBIA — 0.09%
Colombia (Republic of)
4.38%, 07/12/21[b]	4,200	4,410,000
6.13%, 01/18/41	2,000	2,190,000

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Principal (000s)	Value
7.38%, 01/27/17	$1,500	$1,728,750
7.38%, 03/18/19	2,000	2,410,000
7.38%, 09/18/37[b]	2,500	3,137,500
8.25%, 12/22/14	1,000	1,057,500

		14,933,750
ISRAEL — 0.03%
Israel (State of)
4.50%, 01/30/43	2,000	1,830,000
5.13%, 03/26/19	3,000	3,401,250

		5,231,250
ITALY — 0.12%
Italy (Republic of)
5.25%, 09/20/16[b]	12,542	13,636,866
6.88%, 09/27/23	5,000	6,051,675

		19,688,541
MEXICO — 0.23%
United Mexican States
3.63%, 03/15/22	10,150	10,251,500
4.75%, 03/08/44	7,500	7,012,500
5.13%, 01/15/20[b]	2,950	3,289,250
5.63%, 01/15/17	6,202	6,955,543
6.05%, 01/11/40	1,200	1,344,000
6.75%, 09/27/34	6,668	8,101,620

		36,954,413
PANAMA — 0.04%
Panama (Republic of)
6.70%, 01/26/36	5,100	5,763,000
7.25%, 03/15/15	458	487,743

		6,250,743
PERU — 0.07%
Peru (Republic of)
6.55%, 03/14/37	2,000	2,340,000
7.13%, 03/30/19[b]	4,955	6,020,325
8.75%, 11/21/33	2,500	3,625,000

		11,985,325
PHILIPPINES — 0.14%
Philippines (Republic of the)
4.00%, 01/15/21	5,000	5,262,500
6.38%, 10/23/34	10,000	12,412,500
6.50%, 01/20/20	1,000	1,182,500
8.38%, 06/17/19	3,000	3,802,500

		22,660,000

Security	Principal (000s)	Value
POLAND — 0.09%
Poland (Republic of)
3.88%, 07/16/15	$2,650	$2,765,938
4.00%, 01/22/24	2,300	2,319,021
5.00%, 03/23/22	4,575	5,023,853
6.38%, 07/15/19	3,000	3,555,000

		13,663,812
SOUTH AFRICA — 0.04%
South Africa (Republic of)
5.50%, 03/09/20	3,400	3,675,740
6.25%, 03/08/41[b]	2,000	2,155,000

		5,830,740
SOUTH KOREA — 0.02%
Korea (Republic of)
7.13%, 04/16/19	3,000	3,703,985

		3,703,985
TURKEY — 0.21%
Turkey (Republic of)
3.25%, 03/23/23[b]	10,000	8,615,000
4.88%, 04/16/43	10,000	8,130,000
6.25%, 09/26/22	8,000	8,572,001
6.75%, 04/03/18	5,000	5,556,500
7.25%, 03/05/38	2,000	2,208,600

		33,082,101
URUGUAY — 0.03%
Uruguay (Republic of)
4.13%, 11/20/45[b]	2,400	1,872,000
4.50%, 08/14/24[b]	3,000	3,022,500

		4,894,500

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $228,028,532)		224,289,876

MUNICIPAL DEBT OBLIGATIONS — 0.94%

ARIZONA — 0.00%
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues BAB
4.84%, 01/01/41	175	188,832

		188,832

58	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Principal (000s)	Value
CALIFORNIA — 0.33%
Bay Area Toll Authority RB Highway Revenue Tolls BAB
6.26%, 04/01/49	$850	$1,104,898
6.91%, 10/01/50	300	400,740
Series S1
7.04%, 04/01/50	2,950	3,979,491
County of Sonoma RB Miscellaneous Revenue Series A
6.00%, 12/01/29 (GTD)	2,000	2,088,600
East Bay Municipal Utility District RB Water Revenue BAB Series B
5.87%, 06/01/40	4,000	4,835,320
Los Angeles Community College District GO BAB
6.75%, 08/01/49	2,000	2,712,760
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue BAB Series A
5.74%, 06/01/39	815	944,112
Los Angeles County Public Works Financing Authority RB Lease Abatement BAB
7.62%, 08/01/40	900	1,156,608
Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB
6.57%, 07/01/45	1,600	2,123,488
Series A
5.72%, 07/01/39	1,000	1,168,810
Los Angeles Department of Water & Power RB Water Revenue BAB
6.60%, 07/01/50	325	432,013
Los Angeles Unified School District GO BAB
5.75%, 07/01/34	1,000	1,180,480
6.76%, 07/01/34	1,250	1,631,337

Security	Principal (000s)	Value
Orange County Local Transportation Authority RB Sales Tax Revenue Series A
6.91%, 02/15/41	$650	$850,785
San Francisco City & County Public Utilities Commission RB Water Revenue BAB
6.00%, 11/01/40	2,500	2,981,850
Santa Clara Valley Transportation Authority RB Sales Tax Revenue BAB
5.88%, 04/01/32	925	1,068,431
State of California GO
5.95%, 04/01/16	7,127	7,870,417
State of California GO BAB
7.30%, 10/01/39	7,000	9,418,990
7.55%, 04/01/39	2,000	2,780,120
7.70%, 11/01/30 (Call 11/01/20)	500	598,645
University of California Regents RB College & University Revenue BAB
5.77%, 05/15/43	1,000	1,175,780
5.95%, 05/15/45	900	1,066,185
University of California Regents RB Medical Center Pooled Revenue BAB Series F
6.58%, 05/15/49	1,000	1,243,940

		52,813,800
COLORADO — 0.01%
Denver City & County School District No. 1 COP Lease Appropriation Series B
4.24%, 12/15/37	600	562,380
Regional Transportation District RB Sales Tax Revenue BAB Series B
5.84%, 11/01/50	500	622,860

		1,185,240

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Principal (000s)	Value
CONNECTICUT — 0.01%
State of Connecticut GO Series A
5.85%, 03/15/32	$1,500	$1,755,450

		1,755,450
GEORGIA — 0.01%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB Project J, Series 2010A
6.64%, 04/01/57	1,000	1,122,470
Project M Series 2010A
6.66%, 04/01/57	750	828,262
Project P, Series 2010A
7.06%, 04/01/57	300	315,399

		2,266,131
ILLINOIS — 0.12%
Chicago Board of Education GO Series C
6.32%, 11/01/29	500	509,635
Chicago Transit Authority RB Sales Tax Revenue Series A
6.90%, 12/01/40	2,000	2,361,220
City of Chicago GO Series C
7.78%, 01/01/35	400	475,928
City of Chicago RB Port Airport & Marina Revenue BAB Series B
6.40%, 01/01/40	500	592,440
City of Chicago RB Water Revenue BAB Series B
6.74%, 11/01/40	300	345,228
State of Illinois GO
5.10%, 06/01/33	9,233	9,074,746
5.37%, 03/01/17	2,500	2,744,425
5.88%, 03/01/19	2,450	2,748,974

		18,852,596

Security	Principal (000s)	Value
INDIANA — 0.01%
Indianapolis Local Public Improvement Bond Bank RB Miscellaneous Revenue BAB Series B-2
6.12%, 01/15/40	$1,000	$1,207,220

		1,207,220
MARYLAND — 0.01%
Maryland State Transportation Authority RB Transit Revenue BAB
5.89%, 07/01/43	1,500	1,798,125

		1,798,125
MASSACHUSETTS — 0.02%
Commonwealth of Massachusetts GO BAB
Series E
4.20%, 12/01/21	400	433,736
5.46%, 12/01/39	1,000	1,144,180
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue Series A
5.73%, 06/01/40	1,400	1,670,704

		3,248,620
MISSISSIPPI — 0.01%
State of Mississippi GO
5.25%, 11/01/34	1,000	1,095,780

		1,095,780
MISSOURI — 0.01%
Missouri Highway & Transportation Commission RB Highway Revenue Tolls BAB
5.45%, 05/01/33	1,050	1,187,896

		1,187,896
NEW JERSEY — 0.08%
New Jersey Economic Development Authority RB Lease Appropriation Series B
0.00%, 02/15/21 (AGM)	1,145	871,494

60	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Principal (000s)	Value
New Jersey Economic Development Authority RB Lease Appropriation Series B
0.00%, 02/15/19 (AGM)	$500	$428,740
New Jersey Economic Development Authority RB Miscellaneous Revenue Series A
7.43%, 02/15/29 (NPFGC)	1,500	1,875,570
New Jersey State Turnpike Authority RB Miscellaneous Revenue BAB Series F
7.41%, 01/01/40	4,044	5,736,293
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB
Series C
5.75%, 12/15/28	1,660	1,877,443
6.10%, 12/15/28 (Call 12/15/20)	1,000	1,095,270
Rutgers — State University of New Jersey RB College & University Revenue BAB
5.67%, 05/01/40 (GOI)	900	1,027,845

		12,912,655
NEW YORK — 0.16%
City of New York GO BAB Series C-1
5.52%, 10/01/37	1,000	1,123,070
Metropolitan Transportation Authority RB Transit Revenue BAB
7.34%, 11/15/39	1,790	2,496,978
Series C-1
6.69%, 11/15/40	1,000	1,255,640
Series E
6.81%, 11/15/40	500	644,920
New York City Municipal Water Finance Authority RB Water Revenue
5.88%, 06/15/44	1,000	1,227,650

Security	Principal (000s)	Value
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.72%, 06/15/42	$2,645	$3,157,178
New York City Transitional Finance Authority RB Income Tax Revenue Series C-2
5.77%, 08/01/36	2,000	2,361,660
New York City Transitional Finance Authority RB Sales Tax Revenue BAB
5.51%, 08/01/37	1,000	1,163,620
New York State Dormitory Authority RB Income Tax Revenue BAB Series D
5.60%, 03/15/40	1,500	1,744,515
New York State Urban Development Corp. RB State Personal Income Tax BAB
5.77%, 03/15/39	940	1,093,032
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.93%, 10/01/51 (GOI)	2,000	2,047,640
5.65%, 11/01/40 (GOI)	3,805	4,361,539
Series 181
4.96%, 08/01/46	2,000	2,071,860
State of New York GO BAB
5.97%, 03/01/36	1,250	1,476,688

		26,225,990
OHIO — 0.03%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues BAB
5.94%, 02/15/47	1,300	1,440,387
Series E
6.27%, 02/15/50	1,200	1,367,592
Northeast Ohio Regional Sewer District RB Sewer Revenue BAB
6.04%, 11/15/40 (Call 11/15/20)	900	973,953

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Principal (000s)	Value
Ohio State University (The) RB General Receipts Revenue BAB
4.91%, 06/01/40	$535	$577,458

		4,359,390
PENNSYLVANIA — 0.02%
Commonwealth of Pennsylvania GO BAB Series B
4.65%, 02/15/26	2,500	2,693,025
Pennsylvania Turnpike Commission RB Highway Revenue Tolls BAB Series B
5.51%, 12/01/45	1,000	1,113,620

		3,806,645
TEXAS — 0.10%
City of San Antonio RB Electric Power & Light Revenues Series C
5.99%, 02/01/39	1,000	1,225,730
City of San Antonio RB Electric Power & Light Revenues BAB
5.81%, 02/01/41	800	966,048
Dallas Area Rapid Transit RB Sales Tax Revenue BAB
4.92%, 12/01/41	1,285	1,367,947
5.02%, 12/01/48	500	542,000
Dallas Convention Center Hotel Development Corp. RB Hotel Occupancy Tax BAB
7.09%, 01/01/42	700	837,151
State of Texas GO BAB
Series A
4.63%, 04/01/33	1,200	1,286,856
4.68%, 04/01/40	2,000	2,138,500
Texas State Transportation Commission RB Highway Revenue Tolls BAB Series B
5.18%, 04/01/30	5,000	5,706,400

Security	Principal (000s)	Value
University of Texas System Board of Regents RB College & University Revenue BAB Series C
4.79%, 08/15/46	$1,500	$1,623,315

		15,693,947
UTAH — 0.00%
State of Utah GO BAB Series B
3.54%, 07/01/25	500	507,225

		507,225
WASHINGTON — 0.01%
State of Washington GO BAB
5.14%, 08/01/40	1,000	1,108,430

		1,108,430

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $136,179,454)		150,213,972

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 69.76%

MORTGAGE-BACKED SECURITIES — 29.67%
Federal Home Loan Mortgage Corp.
2.50%, 02/01/28	9,151	9,223,382
2.50%, 03/01/29[g]	77,913	78,363,899
2.50%, 03/01/44[g]	11,500	10,626,719
2.55%, 12/01/38[a]	7,734	8,293,070
2.62%, 01/01/42[a]	2,287	2,404,777
2.93%, 05/01/42[a]	2,863	2,934,637
2.95%, 09/01/41[a]	3,929	4,149,091
3.00%, 04/01/27	2,194	2,273,582
3.00%, 05/01/27	15,786	16,348,618
3.00%, 06/01/27	14,380	14,886,384
3.00%, 07/01/27	516	533,883
3.00%, 08/01/27	1,577	1,632,136
3.00%, 09/01/27	6,841	7,082,694
3.00%, 11/01/27	2,299	2,380,568
3.00%, 12/01/27	1,604	1,661,014
3.00%, 01/01/28	943	976,928
3.00%, 03/01/29[g]	23,006	23,789,780
3.00%, 05/01/33	8,117	8,163,847
3.00%, 01/01/43	4,183	4,061,241
3.00%, 02/01/43	73,480	71,358,997

62	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Principal (000s)	Value
3.00%, 04/01/43	$42,042	$40,816,202
3.00%, 03/01/44[g]	39,860	38,632,615
3.02%, 11/01/40[a]	6,156	6,549,642
3.12%, 11/01/40[a]	4,391	4,673,153
3.26%, 08/01/41[a]	3,713	3,931,058
3.32%, 11/01/40[a]	7,864	8,277,305
3.43%, 11/01/41[a]	10,664	11,261,219
3.50%, 11/01/25	13,710	14,501,493
3.50%, 03/01/26	9,991	10,542,806
3.50%, 06/01/26	2,879	3,038,290
3.50%, 03/01/29[g]	30,669	32,336,627
3.50%, 03/01/32	4,855	5,029,679
3.50%, 10/01/42	3,603	3,648,235
3.50%, 11/01/42	3,112	3,151,580
3.50%, 05/01/43	25,924	26,255,922
3.50%, 06/01/43	4,026	4,078,722
3.50%, 10/01/43	5,100	5,167,364
3.50%, 01/01/44	10,530	10,668,185
3.50%, 02/01/44	35,537	36,003,619
3.50%, 03/01/44[g]	90,100	91,113,625
4.00%, 05/01/25	1,825	1,949,650
4.00%, 10/01/25	10,069	10,758,587
4.00%, 02/01/26	6,437	6,872,569
4.00%, 05/01/26	7,871	8,404,119
4.00%, 03/01/29[g]	5,853	6,224,300
4.00%, 01/01/41	37,477	39,229,707
4.00%, 02/01/41	9,155	9,583,621
4.00%, 03/01/41	8,789	9,199,783
4.00%, 09/01/41	16,207	16,986,991
4.00%, 11/01/41	3,851	4,031,415
4.00%, 12/01/41	2,302	2,409,659
4.00%, 01/01/42	6,304	6,599,103
4.00%, 02/01/42	11,413	11,957,239
4.00%, 03/01/42	3,157	3,304,714
4.00%, 06/01/42	10,289	10,768,982
4.00%, 03/01/44[g]	41,000	42,870,625
4.50%, 04/01/22	6,602	7,056,070
4.50%, 05/01/23	3,681	3,925,020
4.50%, 07/01/24	2,793	3,012,283
4.50%, 08/01/24	651	702,107
4.50%, 09/01/24	1,689	1,822,016
4.50%, 10/01/24	1,601	1,727,476
4.50%, 08/01/30	11,844	12,916,628

Security	Principal (000s)	Value
4.50%, 03/01/39	$9,200	$9,909,625
4.50%, 05/01/39	9,679	10,435,607
4.50%, 06/01/39	6,662	7,147,502
4.50%, 09/01/39	3,932	4,218,763
4.50%, 10/01/39	15,985	17,151,934
4.50%, 12/01/39	3,523	3,781,064
4.50%, 01/01/40	1,891	2,027,688
4.50%, 11/01/40	23,620	25,343,378
4.50%, 02/01/41	4,544	4,875,479
4.50%, 05/01/41	17,827	19,301,934
4.50%, 03/01/44[g]	44,900	48,113,156
5.00%, 12/01/24	10,162	10,977,413
5.00%, 08/01/25	7,095	7,730,451
5.00%, 06/01/26	1,539	1,678,535
5.00%, 06/01/33	2,842	3,110,785
5.00%, 12/01/33	8,702	9,485,654
5.00%, 07/01/35	11,038	12,078,917
5.00%, 01/01/36	5,847	6,375,967
5.00%, 01/01/37	706	770,546
5.00%, 02/01/37	609	665,205
5.00%, 02/01/38	3,190	3,483,729
5.00%, 03/01/38	24,367	26,527,971
5.00%, 12/01/38	3,214	3,498,538
5.00%, 08/01/40	4,392	4,901,614
5.00%, 09/01/40	15,798	17,265,493
5.00%, 08/01/41	4,258	4,675,090
5.00%, 03/01/44[g]	2,000	2,181,563
5.50%, 10/01/23	2,430	2,644,684
5.50%, 09/01/24	256	278,804
5.50%, 02/01/34	11,336	12,618,281
5.50%, 05/01/35	7,324	8,119,691
5.50%, 06/01/35	4,565	5,060,086
5.50%, 05/01/36	6,525	7,183,645
5.50%, 07/01/36	12,104	13,306,579
5.50%, 03/01/38	7,865	8,623,118
5.50%, 04/01/38	2,428	2,685,593
5.50%, 01/01/39	4,246	4,716,826
5.50%, 11/01/39	5,688	6,297,880
6.00%, 10/01/36	4,489	5,051,223
6.00%, 02/01/37	5,206	5,788,761
6.00%, 11/01/37	17,488	19,390,111
6.00%, 09/01/38	305	338,437

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Principal (000s)	Value
Federal National Mortgage Association
1.81%, 02/01/36[a]	$7,156	$7,474,519
2.44%, 02/01/42[a]	3,284	3,430,966
2.50%, 05/01/27	10,965	11,063,075
2.50%, 10/01/27	10,804	10,901,144
2.50%, 11/01/27	24,065	24,281,022
2.50%, 02/01/28	72	72,888
2.50%, 03/01/29[g]	120,786	121,427,804
2.50%, 03/01/44[g]	8,000	7,440,000
2.78%, 08/01/41[a]	5,759	6,043,209
2.80%, 04/01/38[a]	4,689	4,990,627
2.93%, 10/01/41[a]	5,100	5,387,989
3.00%, 01/01/27	20,204	20,941,998
3.00%, 08/01/27	7,557	7,834,548
3.00%, 11/01/27	22,254	23,072,495
3.00%, 03/01/29[g]	99,700	103,205,078
3.00%, 05/01/33	2,099	2,113,049
3.00%, 10/01/42	13,299	12,935,807
3.00%, 12/01/42	12,545	12,206,553
3.00%, 01/01/43	31,230	30,386,248
3.00%, 03/01/43	18,390	17,891,177
3.00%, 04/01/43	36,693	35,691,955
3.00%, 05/01/43	15,626	15,202,882
3.00%, 03/01/44[g]	256,800	249,537,375
3.50%, 03/01/29[g]	98,563	104,199,572
3.50%, 01/01/32	7,015	7,287,682
3.50%, 02/01/32	7,688	7,986,810
3.50%, 01/01/42	1,969	1,998,150
3.50%, 05/01/42	4,408	4,476,499
3.50%, 06/01/42	42,779	43,421,705
3.50%, 10/01/42	29,569	30,013,279
3.50%, 12/01/42	16,743	16,995,856
3.50%, 01/01/43	42,841	43,492,313
3.50%, 02/01/43	21,269	21,588,677
3.50%, 05/01/43	38,919	39,502,311
3.50%, 06/01/43	23,014	23,358,672
3.50%, 03/01/44[g]	102,960	104,375,700
3.62%, 05/01/40[a]	6,037	6,440,595
4.00%, 10/01/25	22,049	23,566,752
4.00%, 11/01/25	1,734	1,853,431
4.00%, 03/01/26	4,072	4,357,263
4.00%, 06/01/26	5,696	6,095,256

Security	Principal (000s)	Value
4.00%, 09/01/26	$2,546	$2,724,214
4.00%, 03/01/29[g]	4,217	4,499,671
4.00%, 12/01/30	8,046	8,572,365
4.00%, 01/01/31	2,786	2,968,638
4.00%, 02/01/31	2,590	2,759,759
4.00%, 10/01/31	9,592	10,216,563
4.00%, 02/01/32	11,942	12,664,532
4.00%, 02/01/41	16,421	17,248,602
4.00%, 10/01/41	11,155	11,700,800
4.00%, 11/01/41	11,697	12,283,105
4.00%, 03/01/42	15,131	15,891,516
4.00%, 10/01/42	6,039	6,334,264
4.00%, 03/01/44[g]	299,733	314,157,690
4.50%, 09/01/18	5,386	5,762,083
4.50%, 10/01/24	3,604	3,855,777
4.50%, 02/01/25	1,530	1,659,372
4.50%, 04/01/25	1,683	1,824,903
4.50%, 06/01/25	9,059	9,823,730
4.50%, 03/01/29[g]	8,579	9,166,125
4.50%, 08/01/31	9,053	9,862,022
4.50%, 09/01/40	24,755	26,604,088
4.50%, 12/01/40	10,687	11,488,594
4.50%, 01/01/41	30,350	32,615,843
4.50%, 04/01/41	6,014	6,463,885
4.50%, 05/01/41	16,127	17,406,242
4.50%, 06/01/41	6,126	6,623,212
4.50%, 08/01/41	23,847	25,632,118
4.50%, 09/01/41	10,963	11,814,292
4.50%, 03/01/44[g]	102,900	110,504,953
5.00%, 08/01/20	7,148	7,660,322
5.00%, 07/01/23	3,180	3,451,781
5.00%, 12/01/23	3,149	3,421,783
5.00%, 06/01/28	1,219	1,338,754
5.00%, 03/01/29[g]	1,000	1,072,344
5.00%, 11/01/33	20,650	22,749,860
5.00%, 12/01/39	969	1,067,012
5.00%, 01/01/40	23	25,270
5.00%, 03/01/40	14,818	16,257,271
5.00%, 04/01/40	1,906	2,088,733
5.00%, 05/01/40	167	183,113
5.00%, 06/01/40	182	200,699
5.00%, 07/01/40	12	13,650
5.00%, 08/01/40	7,754	8,571,174

64	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Principal (000s)	Value
5.00%, 09/01/40	$58	$63,393
5.00%, 10/01/40	180	198,586
5.00%, 05/01/41	24,587	27,023,684
5.00%, 06/01/41	5,571	6,143,083
5.00%, 08/01/41	7,520	8,326,836
5.00%, 03/01/44[g]	95,675	104,778,642
5.50%, 12/01/19	4,427	4,758,474
5.50%, 01/01/24	4,923	5,372,492
5.50%, 02/01/30	4,655	5,157,881
5.50%, 05/01/33	8,507	9,434,287
5.50%, 11/01/33	16,506	18,308,531
5.50%, 09/01/34	23,994	26,604,656
5.50%, 03/01/38	2,345	2,598,448
5.50%, 11/01/38	5,451	6,037,148
5.50%, 07/01/40	9,264	10,287,624
5.50%, 03/01/44[g]	32,804	36,217,666
6.00%, 01/01/25	5,837	6,427,344
6.00%, 03/01/34	12,289	13,822,972
6.00%, 05/01/34	978	1,106,722
6.00%, 08/01/34	2,012	2,262,253
6.00%, 11/01/34	667	749,812
6.00%, 09/01/36	5,771	6,446,747
6.00%, 08/01/37	15,201	16,944,142
6.00%, 03/01/38	2,792	3,116,643
6.00%, 05/01/38	1,452	1,622,347
6.00%, 09/01/38	1,383	1,537,080
6.00%, 06/01/39	18,037	20,291,151
6.00%, 10/01/39	1,512	1,686,419
6.00%, 03/01/44[g]	20,220	22,513,706
6.50%, 08/01/36	241	269,787
6.50%, 09/01/36	1,703	1,904,606
6.50%, 10/01/36	256	286,367
6.50%, 12/01/36	281	316,288
6.50%, 07/01/37	437	488,842
6.50%, 08/01/37	17,172	19,232,327
6.50%, 10/01/37	802	897,081
6.50%, 11/01/37	132	147,055
6.50%, 12/01/37	5,676	6,345,055
6.50%, 06/01/38	204	228,207
6.50%, 10/01/39	5,554	6,247,989
6.50%, 05/01/40	163	182,326
7.00%, 04/01/37	5,997	6,685,772

Security	Principal (000s)	Value
Government National Mortgage Association
3.00%, 09/15/42	$43	$42,781
3.00%, 10/15/42	108	107,089
3.00%, 12/15/42	11,064	10,984,920
3.00%, 12/20/42	35,677	35,437,321
3.00%, 01/15/43	259	257,147
3.00%, 06/20/43	92,701	92,077,453
3.00%, 03/01/44[g]	42,964	42,565,233
3.50%, 12/15/41	13,016	13,422,108
3.50%, 08/15/42	2,783	2,869,659
3.50%, 09/15/42	4,062	4,188,866
3.50%, 09/20/42	68,581	70,742,876
3.50%, 10/15/42	1,464	1,510,194
3.50%, 10/20/42	4,512	4,654,288
3.50%, 11/20/42	7,116	7,339,902
3.50%, 01/15/43	18,175	18,751,176
3.50%, 03/15/43	1,140	1,176,994
3.50%, 03/20/43	17,719	18,277,634
3.50%, 04/20/43	40,171	41,437,722
3.50%, 05/15/43	814	840,731
3.50%, 03/01/44[g]	102,579	105,656,277
4.00%, 09/20/40	22,649	24,075,538
4.00%, 01/20/41	6,592	7,003,951
4.00%, 02/15/41	16,524	17,554,416
4.00%, 07/15/41	9,706	10,308,467
4.00%, 09/20/41	9,304	9,884,895
4.00%, 12/15/41	3,293	3,505,772
4.00%, 12/20/41	29,184	30,994,496
4.00%, 01/20/42	12,523	13,301,092
4.00%, 02/15/42	2,334	2,484,820
4.00%, 03/15/42	11,820	12,587,424
4.00%, 04/15/42	5,348	5,679,909
4.00%, 09/20/42	4,350	4,615,516
4.00%, 03/01/44[g]	53,993	57,239,492
4.50%, 04/15/39	3,493	3,797,101
4.50%, 08/15/39	17,258	18,758,300
4.50%, 11/20/39	7,988	8,723,991
4.50%, 01/20/40	2,142	2,336,265
4.50%, 06/15/40	11,904	12,998,808
4.50%, 07/15/40	13,114	14,246,405
4.50%, 08/15/40	10,813	11,750,138
4.50%, 08/20/40	14,714	16,064,175

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Principal (000s)	Value
4.50%, 09/15/40	$18,406	$20,000,431
4.50%, 10/20/40	27,936	30,502,658
4.50%, 06/20/41	27,595	30,051,717
4.50%, 09/20/41	16,369	17,827,179
4.50%, 12/20/41	3,134	3,409,920
4.50%, 03/01/44[g]	24,000	26,066,250
5.00%, 12/15/36	3,338	3,706,536
5.00%, 01/15/39	13,189	14,535,811
5.00%, 07/15/39	24,167	26,663,215
5.00%, 05/15/40	9,688	10,705,183
5.00%, 07/20/40	45,968	50,978,092
5.00%, 08/20/40	15,308	16,978,183
5.50%, 03/15/36	4,540	5,075,187
5.50%, 06/20/38	6,854	7,586,128
5.50%, 03/20/39	8,171	9,042,617
5.50%, 12/15/39	2,603	2,888,843
5.50%, 01/15/40	18,480	20,498,640
6.00%, 03/15/37	15,984	18,184,827
6.00%, 09/20/38	8,161	9,251,822
6.00%, 11/15/39	3,412	3,824,747
6.50%, 10/20/38	9,776	10,986,327

		4,740,812,353
U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.17%
Federal Home Loan Banks
1.00%, 06/21/17	840	843,105
4.88%, 05/17/17	700	789,104
5.00%, 11/17/17[b]	15,525	17,754,291
Federal Home Loan Mortgage Corp.
0.63%, 12/29/14	91,212	91,560,430
0.75%, 11/25/14	120	120,542
0.88%, 03/07/18[b]	27,992	27,564,274
1.38%, 05/01/20[b]	18,400	17,700,310
1.75%, 09/10/15	2,290	2,342,600
1.75%, 05/30/19[b]	18,920	18,903,078
2.38%, 01/13/22[b]	9,140	8,995,635
2.50%, 05/27/16[b]	73,224	76,556,417
6.25%, 07/15/32[b]	13,003	17,185,926
6.75%, 03/15/31	240	330,100
Federal National Mortgage Association
0.50%, 09/28/15	600	602,485
0.88%, 02/08/18[b]	24,496	24,164,030

Security	Principal (000s)	Value
0.88%, 05/21/18[b]	$29,940	$29,360,131
2.38%, 04/11/16[b]	1,275	1,327,679
2.63%, 11/20/14	67,099	68,304,299
5.00%, 04/15/15[b]	87,502	92,181,432
5.00%, 05/11/17[b]	97,753	110,456,833
5.38%, 06/12/17	510	583,721
6.63%, 11/15/30	13,290	18,053,240
7.25%, 05/15/30[b]	6,826	9,749,122
NCUA Guaranteed Notes Trust (U.S. Government Guaranteed) Series A4
3.00%, 06/12/19	9,500	10,069,256
Tennessee Valley Authority
4.88%, 01/15/48	8,035	8,320,203
5.50%, 07/18/17[b]	6,964	7,983,903
7.13%, 05/01/30	3,556	4,851,921

		666,654,067
U.S. GOVERNMENT OBLIGATIONS — 35.92%
U.S. Treasury Bonds
2.75%, 11/15/42[b]	78,621	66,533,021
2.88%, 05/15/43	5,484	4,754,189
3.13%, 02/15/43[b]	68,000	62,202,319
3.63%, 08/15/43	69,400	69,848,327
3.63%, 02/15/44	15,000	15,083,250
3.75%, 11/15/43[b]	52,420	53,971,631
3.88%, 08/15/40[b]	4,776	5,070,106
4.25%, 05/15/39	1,040	1,173,338
4.25%, 11/15/40[b]	31	34,977
4.38%, 11/15/39[b]	26,022	29,933,368
4.38%, 05/15/40[b]	9,320	10,725,829
4.38%, 05/15/41[b]	2,949	3,393,031
4.50%, 08/15/39[b]	40,170	47,094,906
4.63%, 02/15/40[b]	101,550	121,346,168
4.75%, 02/15/37[b]	77	93,341
4.75%, 02/15/41	48,258	58,815,402
5.00%, 05/15/37[b]	6,108	7,654,424
5.25%, 11/15/28[b]	127	159,244
5.25%, 02/15/29[b]	6,100	7,647,448
5.38%, 02/15/31[b]	44,340	56,796,877
6.25%, 05/15/30[b]	20,053	27,892,519
6.38%, 08/15/27[b]	29,000	39,919,662
6.50%, 11/15/26	25,000	34,551,251
7.50%, 11/15/16[b]	261,828	310,363,043

66	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Principal (000s)	Value
7.63%, 02/15/25[b]	$81,817	$120,199,804
8.13%, 08/15/19[b]	143,584	192,471,486
8.75%, 05/15/17[b]	5,318	6,654,307
9.88%, 11/15/15[b]	88,530	102,986,065
10.63%, 08/15/15[b]	4,130	4,754,580
U.S. Treasury Notes
0.25%, 12/15/14	19,852	19,870,660
0.25%, 07/31/15[b]	124,700	124,823,462
0.25%, 08/15/15[b]	84,800	84,870,391
0.25%, 11/30/15	155,000	154,969,005
0.38%, 03/15/15[b]	50,051	50,164,614
0.38%, 06/15/15[b]	1,678	1,682,262
0.63%, 05/31/17[b]	284,331	282,502,757
0.75%, 12/31/17	21,819	21,548,881
0.75%, 02/28/18[b]	31,875	31,379,662
0.88%, 04/30/17[b]	90,370	90,616,713
0.88%, 01/31/18	34,232	33,924,596
1.00%, 08/31/16[b]	61,798	62,560,593
1.00%, 09/30/16[b]	103,461	104,680,806
1.00%, 03/31/17[b]	263,432	265,460,419
1.00%, 05/31/18[b]	30,000	29,691,600
1.25%, 09/30/15[b]	61,921	62,922,875
1.25%, 10/31/18[b]	75,600	75,064,752
1.25%, 11/30/18[b]	1,000	991,510
1.38%, 07/31/18[b]	60,000	60,157,201
1.38%, 09/30/18[b]	201,773	201,748,585
1.38%, 11/30/18	32,000	31,926,399
1.38%, 12/31/18	46,800	46,621,693
1.38%, 05/31/20	9,804	9,483,409
1.50%, 12/31/18[b]	25,000	25,041,250
1.50%, 03/31/19[b]	18,818	18,774,530
1.63%, 08/15/22[b]	2,091	1,959,079
1.63%, 11/15/22[b]	1,181	1,100,267
1.75%, 07/31/15[b]	106,650	108,999,503
1.75%, 10/31/20[b]	30,000	29,434,199
1.75%, 05/15/23[b]	82,888	77,247,472
1.88%, 06/30/15	2,480	2,535,701
1.88%, 10/31/17[b]	103,887	107,148,005
1.88%, 06/30/20	23,744	23,639,526
2.00%, 01/31/16[b]	93,717	96,742,182
2.00%, 04/30/16[b]	271,614	280,992,840
2.00%, 07/31/20[b]	3,000	3,007,020
2.00%, 09/30/20[b]	67,000	66,910,218

Security	Principal or Shares (000s)	Value
2.00%, 11/30/20[b]	$50,000	$49,782,501
2.00%, 02/15/23	570	545,587
2.13%, 05/31/15[b]	142,114	145,561,690
2.13%, 08/31/20[b]	16,380	16,504,325
2.13%, 01/31/21	45,000	45,036,900
2.13%, 08/15/21	19,232	19,099,877
2.38%, 09/30/14[b]	68,659	69,560,495
2.38%, 02/28/15[b]	39,157	40,018,061
2.38%, 05/31/18[b]	44,825	46,932,676
2.50%, 03/31/15[b]	106,816	109,507,767
2.50%, 06/30/17	3,432	3,616,436
2.50%, 08/15/23[b]	55,211	54,769,310
2.63%, 12/31/14[b]	59,486	60,710,816
2.63%, 04/30/18[b]	53,088	56,157,547
2.63%, 08/15/20[b]	9,024	9,380,177
2.75%, 11/15/23[b]	21,360	21,579,794
2.75%, 02/15/24	110,000	110,863,500
3.00%, 08/31/16[b]	106,533	113,132,719
3.00%, 02/28/17[b]	36,169	38,612,577
3.13%, 01/31/17[b]	53,191	56,953,730
3.13%, 05/15/21[b]	17,931	19,090,957
3.25%, 03/31/17	2,964	3,190,124
3.50%, 05/15/20[b]	37,854	41,466,407
3.63%, 02/15/20[b]	245,635	271,004,190
3.63%, 02/15/21[b]	17,747	19,518,506
4.00%, 02/15/15[b]	78,030	80,901,504
4.25%, 08/15/15[b]	48,399	51,249,217
4.75%, 08/15/17	6,200	7,009,286
8.88%, 08/15/17[b]	20,002	25,424,542

		5,740,499,768

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $10,977,363,263)		11,147,966,188

SHORT-TERM INVESTMENTS — 41.01%

MONEY MARKET FUNDS — 41.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,h,i]	4,121,563	4,121,562,608
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,h,i]	346,630	346,630,484

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2014

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,h]	2,085,065	$2,085,065,498

		6,553,258,590

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,553,258,590)		6,553,258,590

TOTAL INVESTMENTS IN SECURITIES — 140.00%
(Cost: $22,014,125,548)		22,371,330,716
Other Assets, Less Liabilities — (40.00)%		(6,391,332,802)

NET ASSETS — 100.00%		$15,979,997,914

BAB  —  Build America Bond

COP  —  Certificates of Participation

CPO  —  Certificates of Participation (Ordinary)

EM  —  Expected Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GTD  —  Guaranteed by the Commonwealth, County or State

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Variable rate security. Rate shown is as of report date.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Investments are denominated in U.S. dollars.
[g]	To-be-announced (TBA). See Note 1.
[h]	The rate quoted is the annualized seven-day yield of the fund at period end.
[i]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

68	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

February 28, 2014

	iShares Core Long-Term U.S. Bond ETF	iShares Core Total U.S. Bond Market ETF

ASSETS
Investments, at cost:
Unaffiliated	$30,571,875	$15,446,478,116
Affiliated (Note 2)	5,142,334	6,567,647,432

Total cost of investments	$35,714,209	$22,014,125,548

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$28,705,419	$15,802,850,292
Affiliated (Note 2)	5,142,334	6,568,480,424

Total fair value of investments	33,847,753	22,371,330,716
Cash	—	2,547,322
Cash collateral for TBA transactions (Note 1)	—	2,896,000
Receivables:
Investment securities sold	26,497	62,472,645
Interest	327,580	94,651,053
Capital shares sold	—	19,119,355

Total Assets	34,201,830	22,553,017,091

LIABILITIES
Payables:
Investment securities purchased	164,585	2,100,966,337
Collateral for securities on loan (Note 1)	4,893,411	4,468,193,092
Due to broker for TBA collateral (Note 1)	—	2,896,000
Investment advisory fees (Note 2)	2,641	963,748

Total Liabilities	5,060,637	6,573,019,177

NET ASSETS	$29,141,193	$15,979,997,914

Net assets consist of:
Paid-in capital	$31,855,061	$15,597,792,734
Undistributed net investment income	95,935	29,442,342
Accumulated net realized loss	(943,347)	(4,442,330)
Net unrealized appreciation (depreciation)	(1,866,456)	357,205,168

NET ASSETS	$29,141,193	$15,979,997,914

Shares outstanding[b]	500,000	147,700,000

Net asset value per share	$58.28	$108.19

[a]	Securities on loan with values of $4,778,028 and $4,348,930,616, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Operations

iSHARES® TRUST

Year ended February 28, 2014

	iShares Core Long-Term U.S. Bond ETF	iShares Core Total U.S. Bond Market ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$2,006,061	$350,830,325
Interest — affiliated (Note 2)	61	1,997,584
Securities lending income — affiliated (Note 2)	3,670	5,030,740
Payment from affiliate (Note 2)	38,581	—

Total investment income	2,048,373	357,858,649

EXPENSES
Investment advisory fees (Note 2)	60,066	11,991,345

Total expenses	60,066	11,991,345

Net investment income	1,988,307	345,867,304

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(495,421)	(49,186,358)
In-kind redemptions — unaffiliated	(3,177,464)	80,834,715
In-kind redemptions — affiliated (Note 2)	—	77,500

Net realized gain (loss)	(3,672,885)	31,725,857

Net change in unrealized appreciation/depreciation	(397,631)	(387,091,976)

Net realized and unrealized loss	(4,070,516)	(355,366,119)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,082,209)	$(9,498,815)

See notes to financial statements.

70	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core Long-Term U.S. Bond ETF		iShares Core Total U.S. Bond Market ETF
	Year ended February 28, 2014	Year ended February 28, 2013	Year ended February 28, 2014	Year ended February 28, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,988,307	$4,621,033	$345,867,304	$366,541,018
Net realized gain (loss)	(3,672,885)	69,564	31,725,857	167,656,367
Net change in unrealized appreciation/depreciation	(397,631)	(5,159,364)	(387,091,976)	(82,353,366)

Net increase (decrease) in net assets resulting from operations	(2,082,209)	(468,767)	(9,498,815)	451,844,019

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,392,605)	(4,204,799)	(339,024,384)	(375,530,483)
From net realized gain	—	—	(1,534,169)	(65,553,560)

Total distributions to shareholders	(2,392,605)	(4,204,799)	(340,558,553)	(441,084,043)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	15,926	181,486,444	3,528,501,995	2,559,444,258
Cost of shares redeemed	(72,132,262)	(95,519,066)	(2,040,891,540)	(2,501,694,817)

Net increase (decrease) in net assets from capital share transactions	(72,116,336)	85,967,378	1,487,610,455	57,749,441

INCREASE (DECREASE) IN NET ASSETS	(76,591,150)	81,293,812	1,137,553,087	68,509,417

NET ASSETS
Beginning of year	105,732,343	24,438,531	14,842,444,827	14,773,935,410

End of year	$29,141,193	$105,732,343	$15,979,997,914	$14,842,444,827

Undistributed net investment income included in net assets at end of year	$95,935	$500,233	$29,442,342	$22,599,422

SHARES ISSUED AND REDEEMED
Shares sold	—	2,850,000	32,600,000	23,000,000
Shares redeemed	(1,200,000)	(1,550,000)	(19,000,000)	(22,500,000)

Net increase (decrease) in shares outstanding	(1,200,000)	1,300,000	13,600,000	500,000

See notes to financial statements.

FINANCIAL STATEMENTS	71

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core Long-Term U.S. Bond ETF
	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Period from Dec. 8, 2009[a] to Feb. 28, 2010
Net asset value, beginning of period	$62.20	$61.10	$51.99	$50.52	$50.78

Income from investment operations:
Net investment income[b]	2.34	2.20	2.51	2.46	0.54
Net realized and unrealized gain (loss)[c]	(3.55)	1.06	9.07	1.41	(0.46)

Total from investment operations	(1.21)	3.26	11.58	3.87	0.08

Less distributions from:
Net investment income	(2.71)	(2.16)	(2.47)	(2.40)	(0.34)

Total distributions	(2.71)	(2.16)	(2.47)	(2.40)	(0.34)

Net asset value, end of period	$58.28	$62.20	$61.10	$51.99	$50.52

Total return	(1.82)%[d]	5.38%	22.81%	7.78%	0.13%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$29,141	$105,732	$24,439	$15,597	$5,052
Ratio of expenses to average net assets[f]	0.12%	0.16%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[f]	3.97%	3.47%	4.43%	4.65%	4.83%
Portfolio turnover rate[g]	8%	50%	12%	37%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Includes payment from an affiliate. See Note 2. Not including these proceeds, the Fund’s total return would have been -1.94%.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core Total U.S. Bond Market ETF
	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of year	$110.68	$110.58	$105.56	$104.57	$100.08

Income from investment operations:
Net investment income[a]	2.49	2.67	3.11	2.66	2.48
Net realized and unrealized gain (loss)[b]	(2.51)	0.64	5.36	2.27	5.98

Total from investment operations	(0.02)	3.31	8.47	4.93	8.46

Less distributions from:
Net investment income	(2.46)	(2.73)	(2.97)	(2.90)	(3.97)
Net realized gain	(0.01)	(0.48)	(0.48)	(1.04)	—

Total distributions	(2.47)	(3.21)	(3.45)	(3.94)	(3.97)

Net asset value, end of year	$108.19	$110.68	$110.58	$105.56	$104.57

Total return	0.01%	3.02%	8.16%	4.82%	8.62%

Ratios/Supplemental data:
Net assets, end of year (000s)	$15,979,998	$14,842,445	$14,773,935	$11,041,127	$11,345,699
Ratio of expenses to average net assets	0.08%	0.16%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.31%	2.40%	2.87%	2.51%	2.42%
Portfolio turnover rate[c],d	180%	110%	131%	406%	488%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[d]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Core ETF	Diversification Classification
Long-Term U.S. Bond	Diversified
Total U.S. Bond Market	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund may invest in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

The Funds invest a significant portion of their assets in fixed-income securities. Changes in market interest rates or economic conditions, including the Federal Reserve Bank’s decision in December 2013 to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

74	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Continued)

iSHARES® TRUST

the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Core ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Long-Term U.S. Bond
Assets:
Corporate Bonds & Notes	$—	$14,376,639	$—	$14,376,639
Foreign Agency Obligations	—	573,785	—	573,785
Foreign Government Obligations	—	1,548,732	—	1,548,732
Municipal Debt Obligations	—	1,876,715	—	1,876,715
U.S. Government & Agency Obligations	—	10,329,548	—	10,329,548
Money Market Funds	5,142,334	—	—	5,142,334

	$5,142,334	$28,705,419	$—	$33,847,753

Total U.S. Bond Market
Assets:
Collateralized Mortgage Obligations	$—	$267,881,448	$—	$267,881,448
Corporate Bonds & Notes	—	3,671,405,993	—	3,671,405,993
Foreign Agency Obligations	—	356,314,649	—	356,314,649
Foreign Government Obligations	—	224,289,876	—	224,289,876
Municipal Debt Obligations	—	150,213,972	—	150,213,972
U.S. Government & Agency Obligations	—	11,147,966,188	—	11,147,966,188
Money Market Funds	6,553,258,590	—	—	6,553,258,590

	$6,553,258,590	$15,818,072,126	$—	$22,371,330,716

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

76	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Core Total U.S. Bond Market ETF may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, the Fund has entered into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Such collateral is presented on the statement of assets and liabilities both as an asset (Cash collateral for TBA transactions) and a liability (Due to broker for TBA collateral).

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of February 28, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of February 28, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

As of February 28, 2014, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares Core ETF	Market Value of Securities on Loan
Long-Term U.S. Bond	$4,778,028
Total U.S. Bond Market	4,348,930,616

As of February 28, 2014, the value of the related collateral, as disclosed in the Funds’ schedules of investments, exceeded the market value of the securities on loan.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Core ETF	Investment Advisory Fee
Long-Term U.S. Bond	0.12%
Total U.S. Bond Market	0.08

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As

78	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014, each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) each Fund retains 75% of securities lending income and (ii) the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, each Fund retained 65% of securities lending income and paid no collateral investment fees.

For the year ended February 28, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares Core ETF	Fees Paid to BTC
Long-Term U.S. Bond	$1,874
Total U.S. Bond Market	2,596,886

In addition, commencing the business day following the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 (or lesser amount as may be agreed to by the Funds and BTC) and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 80% of securities lending income and (ii) the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The iShares Core Long-Term U.S. Bond ETF received a payment from BTC to compensate for foregone securities lending revenue. The payment is reported in the statements of operations under “Payment from affiliate”.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements  (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the year ended February 28, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Core ETF and Name of Affiliated Issuer	Principal Held at Beginning of Year (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Year (000s)	Value at End of Year	Interest Income	Net Realized Gain (Loss)
Total U.S. Bond Market
PNC Bank N.A.
3.80%, 07/25/23	$—	$5,000	$—	$5,000	$5,035,239	$81,598	$—
PNC Funding Corp.
5.25%, 11/15/15	9,135	—	(750)	8,385	8,970,568	404,913	59,886
5.40%, 06/10/14	998	—	(998)	—	—	43,692	17,614
6.70%, 06/10/19	998	—	—	998	1,216,027	63,676	—

					$15,221,834	$593,879	$77,500

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2014 were as follows:

	U.S. Government Obligations		Other Securities
iShares Core ETF	Purchases	Sales	Purchases	Sales
Long-Term U.S. Bond	$1,209,315	$15,299,363	$2,726,587	$21,646,354
Total U.S. Bond Market	27,296,747,759	26,463,215,549	880,234,382	253,350,970

In-kind transactions (see Note 4) for the year ended February 28, 2014 were as follows:

iShares Core ETF	In-kind Purchases	In-kind Sales
Long-Term U.S. Bond	$—	$37,708,459
Total U.S. Bond Market	1,623,089,522	1,569,271,665

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and

80	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of February 28, 2014, attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares Core ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Long-Term U.S. Bond	$(3,183,404)	$—	$3,183,404
Total U.S. Bond Market	80,476,801	—	(80,476,801)

The tax character of distributions paid during the years ended February 28, 2014 and February 28, 2013 was as follows:

iShares Core ETF	2014	2013
Long-Term U.S. Bond
Ordinary income	$2,392,605	$4,204,799

Total U.S. Bond Market
Long-term capital gain	$1,534,169	$5,506,099
Ordinary income	339,024,384	435,577,944

	$340,558,553	$441,084,043

As of February 28, 2014, the tax components of accumulated net earnings (losses) were as follows:

iShares Core ETF	Undistributed Ordinary Income		Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Long-Term U.S. Bond	$95,935		$(835,989)	$(1,866,522)	$(107,292)	$(2,713,868)
Total U.S.Bond Market	29,442,342	[c]	—	354,612,141	(1,849,303)	382,205,180

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending February 28, 2015.
[c]	Amount includes short-term gains reclassified from unrealized to realized related to a change in the tax accounting treatment for TBA transactions effective February 28, 2010. As result of the change in tax accounting, a portion of the amount reclassified was included in the Fund’s distributions for the year ended February 28, 2014.

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements  (Continued)

iSHARES® TRUST

As of February 28, 2014, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares Core ETF	Non- Expiring
Long Term U.S. Bond	$835,989

As of February 28, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Core ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Long-Term U.S. Bond	$35,714,275	$463,975	$(2,330,497)	$(1,866,522)
Total U.S. Bond Market	22,016,718,575	430,485,934	(75,873,793)	354,612,141

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6.	SUBSEQUENT EVENTS

On or about June 3, 2014, the iShares Core Long-Term U.S. Bond ETF will change its name to the iShares Core Long-Term USD Bond ETF and the investment objective of the Fund will change to track a new underlying index, the Barclays U.S. 10+ Year Universal Index, which measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment-grade or high yield with remaining maturities greater than ten years.

82	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Core Long-Term U.S. Bond ETF and iShares Core Total U.S. Bond Market ETF (the “Funds”) at February 28, 2014, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2014 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 21, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	83

Tax Information (Unaudited)

iSHARES® TRUST

Under Section 852(b)(3)(C) of the Internal Revenue Code (the “Code”), the iShares Core Total U.S. Bond Market ETF designates $1,534,169 as long-term capital gain dividends for the fiscal year ended February 28, 2014.

Under Section 871(k)(1)(C) of the Code, the Funds hereby designate the following maximum amounts allowable as interest-related dividends for the fiscal year ended February 28, 2014:

iShares Core ETF	Interest- Related Dividends
Long-Term U.S. Bond	$1,462,330
Total U.S. Bond Market	290,916,732

The Funds hereby designate the following amounts of distributions from direct Federal Obligation Interest for the fiscal year ended February 28, 2014:

iShares Core ETF	Federal Obligation Interest [a]
Long-Term U.S. Bond	$471,844
Total U.S. Bond Market	45,699,643

[a]	The law varies in each state as to whether and what percentage of ordinary income dividends attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

84	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Core ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains		Return of Capital	Total Per Share
Long Term U.S. Bond	$2.713926	$—	$—	$2.713926	100%	—%		—%	100%
Total U.S. Bond Market	2.455134	0.011207	—	2.466341	100	0	[a]	—	100

[a]	Rounds to less than 1%.

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	85

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Core Long-Term U.S. Bond ETF

Period Covered: January 1, 2010 through December 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	1	0.10%
Greater than 1.0% and Less than 1.5%	17	1.69
Greater than 0.5% and Less than 1.0%	226	22.47
Between 0.5% and –0.5%	606	60.23
Less than –0.5% and Greater than –1.0%	114	11.33
Less than –1.0% and Greater than –1.5%	41	4.08
Less than –1.5% and Greater than –2.0%	1	0.10

	1,006	100.00%

iShares Core Total U.S. Bond Market ETF

Period Covered: January 1, 2009 through December 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	2	0.16%
Greater than 2.5% and Less than 3.0%	1	0.08
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	5	0.40
Greater than 0.5% and Less than 1.0%	122	9.70
Between 0.5% and –0.5%	1,123	89.26
Less than –0.5% and Greater than –1.0%	3	0.24

	1,258	100.00%

86	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons of the Trust (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped ETF, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 309 Funds (as of February 28, 2014) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman and Warren Collier, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman and Mr. Collier is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (57)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (43)	Trustee (since 2013)	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011)	Director of iShares, Inc. (since 2013); Director of iShares MSCI Russia Capped ETF, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	87

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (58)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped ETF, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (64)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public broadcasting/media company (since 2011).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (70)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

88	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
John E. Kerrigan (58)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (52)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (74)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (49)	Trustee (since 2011); 15(c) Committee Chair (since 2012).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped ETF, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011) ; Director, Cavium, Inc. (since 2013).

TRUSTEE AND OFFICER INFORMATION	89

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Manish Mehta (43)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (54)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Edward B. Baer (45)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (61)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel at Kirkpatrick & Lockhart LLP (2001-2005).

Warren Collier (48)	Executive Vice President (since 2013).	Managing Director, BlackRock (since 2009); Chief Operating Officer, BlackRock Latin America and Iberia (2009-2012); Chief Operating Officer, BGINA and BGI Canada Limited (2007-2009).

Scott Radell (45)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (51)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (50)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

90	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-23-0214

FEBRUARY 28, 2014

2014 ANNUAL REPORT

iShares Trust

➢	iShares iBoxx $ High Yield Corporate Bond ETF | HYG | NYSE Arca
➢	iShares iBoxx $ Investment Grade Corporate Bond ETF | LQD | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

CORPORATE BOND MARKET PERFORMANCE OVERVIEW

U.S. corporate bond markets delivered mixed performance for the 12-month period ended February 28, 2014 (the “reporting period”). For the reporting period, the largest drivers of bond market performance and volatility were the comments and actions of the U.S. Federal Reserve Bank (the “Fed”).

The reporting period began when U.S. interest rates were at a historical low. The Fed had responded to slow U.S. economic data by pledging to keep its key short-term interest rate near zero, and by expanding its third quantitative easing program (“QE3”) of monthly bond purchases, increasing demand for bonds and lowering interest rates. Tepid global economic conditions supported the low interest rate environment, providing a measure of confidence that central banks around the world would keep interest rates depressed in an effort to stimulate growth. In this low interest rate environment, yields on corporate bonds reached record low levels in early May 2013.

In late May 2013, the Fed indicated that it might begin scaling back, or tapering, its bond-purchasing program if the U.S. economy and labor market showed further signs of improvement. Specifically, the Fed indicated that it might decrease its monthly purchases from $85 billion to $65 billion during the September 2013 policy meeting, and might terminate the bond-buying program by mid-2014. This comment caused a rapid deterioration in sentiment among bond market participants, sending bond prices down and interest rates up. The yield on the benchmark 10-year Treasury, which had declined to a low of 1.61% on May 1, 2013, topped 3% by September 2013 for the first time since 2011 (bond yields rise when bond prices fall, and vice versa).

At its September 2013 meeting, the Fed surprised markets by announcing that it would not taper its bond-buying program. Markets reacted favorably, and yields eased for the remainder of 2013. In the final months of the reporting period, bond market participants were reassured when new Fed chairwoman Janet Yellen reiterated the Fed’s plan to take “measured steps” in tapering its bond buying program, and to keep interest rates low in an effort to promote economic growth. Bond market performance was also aided as turmoil in developing nations and disappointing economic manufacturing reports weakened investors’ expectations for the global economy, causing a retreat from equity markets.

For the reporting period, corporate bonds outpaced the broader bond market. The key drivers of the performance were increased demand as investors searched for yields in a low-interest rate environment, and the backup in yields amid investor concerns regarding Fed tapering. Within the corporate bond universe, lower-quality bonds widely outperformed higher quality bonds due to the yield differential that lower-quality bonds offered. As rates climbed, the relatively higher yields offered by corporate bonds helped to offset price declines.

From a maturity standpoint, shorter-term corporate instruments outperformed longer-term corporate bonds, which were hurt by the rise in interest rates during the reporting period. Longer-term instruments are more sensitive to changes in interest rates.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

Performance as of February 28, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	7.31%	7.30%	7.43%	7.31%	7.30%	7.43%
5 Years	15.40%	15.78%	16.00%	104.68%	108.05%	110.06%
Since Inception	6.90%	6.86%	7.30%	58.56%	58.10%	62.67%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 4/4/07. The first day of secondary market trading was 4/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,072.70	$2.57	$1,000.00	$1,022.30	$2.51	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

6	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

The iShares iBoxx $ High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx® USD Liquid High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2014, the total return for the Fund was 7.31%, net of fees, while the total return for the Index was 7.43%.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*
Consumer Discretionary	19.11%
Telecommunication Services	14.70
Energy	13.82
Industrials	10.15
Financials	9.13
Health Care	8.79
Materials	7.87
Information Technology	6.71
Utilities	5.33
Consumer Staples	4.39

TOTAL	100.00%

BOND CREDIT QUALITY As of 2/28/14

Moody’s Credit Rating	Percentage of Total Investments*
Baa2	0.15%
Baa3	0.64
Ba1	9.51
Ba2	13.71
Ba3	19.03
B1	21.91
B2	9.26
B3	13.46
Caa1	7.31
Caa2	3.62
Caa3	0.33
Ca	0.15
Not Rated	0.92

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

Performance as of February 28, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.19%	1.27%	1.31%	1.19%	1.27%	1.31%
5 Years	9.38%	9.30%	9.61%	56.58%	55.99%	58.19%
10 Years	5.33%	5.28%	5.60%	68.01%	67.29%	72.45%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,054.40	$0.76	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

8	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

The iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, as represented by the Markit iBoxx® USD Liquid Investment Grade Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2014, the total return for the Fund was 1.19%, net of fees, while the total return for the Index was 1.31%.

PORTFOLIO ALLOCATION As of 2/28/14

Sector	Percentage of Total Investments*
Financials	36.04%
Energy	11.57
Consumer Staples	9.57
Health Care	8.55
Consumer Discretionary	8.39
Telecommunication Services	7.87
Information Technology	6.57
Materials	5.59
Industrials	4.67
Utilities	1.18

TOTAL	100.00%

BOND CREDIT QUALITY As of 2/28/14

Moody’s Credit Rating	Percentage of Total Investments*
Aaa	0.89%
Aa1	3.12
Aa2	4.71
Aa3	5.47
A1	11.94
A2	12.55
A3	16.22
Baa1	17.93
Baa2	19.28
Baa3	7.07
Ba1	0.36
Not Rated	0.46

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2013 and held through February 28, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.76%

AEROSPACE & DEFENSE — 1.33%
B/E Aerospace Inc.
5.25%, 04/01/22 (Call 04/01/17)[a]	$21,550	$22,196,500
6.88%, 10/01/20 (Call 10/01/15)[a]	11,750	12,895,625
Bombardier Inc.
4.25%, 01/15/16[a,b]	13,425	13,962,000
5.75%, 03/15/22[b]	8,300	8,424,500
6.13%, 01/15/23[a,b]	21,775	22,101,625
7.50%, 03/15/18[a,b]	6,550	7,336,000
7.75%, 03/15/20[a,b]	14,070	15,723,225
Huntington Ingalls Industries Inc.
6.88%, 03/15/18 (Call 03/15/15)[a]	9,835	10,625,215
7.13%, 03/15/21 (Call 03/15/16)[a]	9,960	11,046,985
Meccanica Holdings USA Inc.
6.25%, 07/15/19[b]	7,650	8,089,875
TransDigm Inc.
5.50%, 10/15/20 (Call 10/15/15)[a]	9,250	9,365,625
7.50%, 07/15/21 (Call 07/15/16)[a]	9,350	10,308,375
7.75%, 12/15/18 (Call 12/15/14)	26,179	28,011,530

		180,087,080
AIR FREIGHT & LOGISTICS — 0.10%
CEVA Group PLC
8.38%, 12/01/17 (Call 03/31/14)[a,b]	13,500	14,107,500

		14,107,500
AIRLINES — 0.27%
Air Canada
6.75%, 10/01/19 (Call 10/01/16)[b]	3,375	3,609,146
American Airlines Inc.
7.50%, 03/15/16 (Call 03/31/14)[b]	1,098	1,139,724

Security	Principal (000s)	Value

Continental Airlines Inc. 2012-3 Pass Through Trust
6.13%, 04/29/18	$7,350	$7,791,000
United Airlines Inc.
6.75%, 09/15/15 (Call 03/31/14)[b]	13,380	13,697,775
US Airways Group Inc.
6.13%, 06/01/18[a]	10,103	10,647,274

		36,884,919
AUTO COMPONENTS — 1.25%
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 03/15/16)	6,450	6,901,500
6.63%, 10/15/22 (Call 10/15/17)[a]	9,150	9,950,625
Dana Holding Corp.
5.38%, 09/15/21 (Call 09/15/16)[a]	9,500	9,773,550
6.50%, 02/15/19 (Call 02/15/15)	6,300	6,722,131
Goodyear Tire & Rubber Co. (The)
6.50%, 03/01/21 (Call 03/01/16)	14,900	16,315,500
7.00%, 05/15/22 (Call 05/15/17)[a]	11,670	12,982,875
8.25%, 08/15/20 (Call 08/15/15)[a]	12,495	13,963,162
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3.50%, 03/15/17 (Call 02/15/17)[b]	11,750	11,926,250
4.88%, 03/15/19 (Call 07/15/16)[b]	11,925	12,148,594
5.88%, 02/01/22 (Call 08/01/17)[b]	11,345	11,571,900
6.00%, 08/01/20 (Call 02/01/17)[a]	9,600	10,224,000
6.00%, 08/01/20 (Call 02/01/17)[b]	13,625	14,510,625
Lear Corp.
4.75%, 01/15/23 (Call 01/15/18)[a,b]	8,658	8,398,554

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Schaeffler Finance BV
4.75%, 05/15/21 (Call 05/15/16)[a,b]	$14,150	$14,326,875
7.75%, 02/15/17[a,b]	570	646,950
8.50%, 02/15/19 (Call 02/15/15)[b]	8,915	9,962,512

		170,325,603
AUTOMOBILES — 1.23%
Chrysler Group LLC/CG Co-Issuer Inc.
8.00%, 06/15/19 (Call 06/15/15)[b]	6,650	7,315,000
8.00%, 06/15/19 (Call 06/15/15)[a]	26,050	28,655,000
8.25%, 06/15/21 (Call 06/15/16)[b]	22,375	25,339,687
8.25%, 06/15/21 (Call 06/15/16)[a]	28,210	31,947,825
General Motors Co.
3.50%, 10/02/18[a,b]	15,300	15,797,250
4.88%, 10/02/23[b]	25,250	26,572,519
Jaguar Land Rover Automotive PLC
4.13%, 12/15/18[b]	12,650	12,903,000
5.63%, 02/01/23 (Call 02/01/18)[b]	9,800	10,232,091
8.13%, 05/15/21 (Call 05/15/16)[b]	7,375	8,385,646

		167,148,018
BEVERAGES — 0.45%
Constellation Brands Inc.
3.75%, 05/01/21[a]	9,250	8,995,625
4.25%, 05/01/23[a]	15,275	14,969,500
6.00%, 05/01/22[a]	8,800	9,746,000
7.25%, 09/01/16	12,050	13,646,625
7.25%, 05/15/17	11,599	13,425,843

		60,783,593
BUILDING PRODUCTS — 0.80%
Building Materials Corp. of America
6.75%, 05/01/21 (Call 05/01/16)[b]	16,400	17,794,000
6.88%, 08/15/18 (Call 08/15/14)[b]	6,970	7,335,925

Security	Principal (000s)	Value

Grifols Inc.
8.25%, 02/01/18 (Call 03/31/14)[a]	$21,785	$23,309,950
Masco Corp.
4.80%, 06/15/15	4,000	4,160,000
5.95%, 03/15/22	7,000	7,560,000
6.13%, 10/03/16	16,803	18,525,307
7.13%, 03/15/20[a]	10,345	11,974,338
USG Corp.
6.30%, 11/15/16	8,229	8,907,893
9.75%, 01/15/18[a]	7,785	9,342,000

		108,909,413
CAPITAL MARKETS — 0.47%
Affinion Group Inc.
7.88%, 12/15/18 (Call 12/15/14)[a]	9,250	8,220,938
E*TRADE Financial Corp.
6.00%, 11/15/17 (Call 11/15/14)[a]	9,750	10,322,812
6.38%, 11/15/19 (Call 11/15/15)[a]	13,125	14,224,219
6.75%, 06/01/16	2,550	2,760,375
Nuveen Investments Inc.
9.13%, 10/15/17 (Call 10/15/14)[a,b]	9,600	10,056,000
9.50%, 10/15/20 (Call 10/15/16)[a,b]	10,425	11,128,687
Virgin Media Secured Finance PLC
5.25%, 01/15/21	6,800	7,021,000

		63,734,031
CHEMICALS — 2.10%
Ashland Inc.
3.00%, 03/15/16 (Call 02/15/16)[a]	5,000	5,104,318
3.88%, 04/15/18 (Call 03/15/18)	12,750	13,224,883
4.75%, 08/15/22 (Call 05/15/22)	20,300	20,399,115
Axiall Corp.
4.88%, 05/15/23 (Call 05/15/18)[a,b]	5,330	5,277,285

12	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Celanese U.S. Holdings LLC
4.63%, 11/15/22	$8,700	$8,665,895
5.88%, 06/15/21[a]	8,400	9,030,120
6.63%, 10/15/18 (Call 10/15/14)	10,380	10,993,465
Eagle Spinco Inc.
4.63%, 02/15/21 (Call 02/15/18)[b]	12,275	12,203,239
Hexion U.S. Finance Corp.
6.63%, 04/15/20 (Call 04/15/15)	25,400	26,289,000
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.88%, 02/01/18 (Call 03/31/14)[a]	20,250	21,133,236
9.00%, 11/15/20 (Call 11/15/15)[a]	7,950	8,148,750
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)[a]	10,000	10,175,000
8.63%, 03/15/21 (Call 09/15/15)[a]	11,010	12,441,300
Ineos Finance PLC
7.50%, 05/01/20 (Call 05/01/15)[a,b]	14,610	15,997,950
8.38%, 02/15/19 (Call 02/15/15)[b]	15,050	16,627,171
Ineos Group Holdings SA
5.88%, 02/15/19 (Call 02/15/16)[b]	2,725	2,799,938
6.13%, 08/15/18 (Call 05/15/15)[a,b]	12,025	12,460,906
Momentive Performance Materials Inc.
8.88%, 10/15/20 (Call 10/15/15)[a]	19,000	20,330,000
9.00%, 01/15/21 (Call 01/15/16)[a]	11,408	9,639,760
Rockwood Specialties Group Inc.
4.63%, 10/15/20 (Call 10/15/15)[a]	20,600	21,346,750

Security	Principal (000s)	Value

Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
8.75%, 02/01/19 (Call 08/01/15)[a,b]	$21,475	$22,387,687

		284,675,768
COMMERCIAL BANKS — 3.01%
BBVA International Preferred SAU
5.92%, 04/29/49 (Call 04/18/17)[a,c]	10,561	10,376,183
BPCE SA
12.50%, 12/31/49 (Call 09/30/19)[b,c]	7,400	9,398,000
CIT Group Inc.
3.88%, 02/19/19	12,000	12,224,020
4.25%, 08/15/17	27,650	29,198,400
4.75%, 02/15/15[b]	8,600	8,858,000
5.00%, 05/15/17	27,800	29,902,375
5.00%, 08/15/22[a]	23,750	24,996,875
5.00%, 08/01/23[a]	13,400	13,977,875
5.25%, 03/15/18	32,076	34,762,365
5.38%, 05/15/20[a]	13,750	14,850,998
5.50%, 02/15/19[b]	32,380	35,175,896
Commerzbank AG
8.13%, 09/19/23[a,b]	9,450	10,707,795
Credit Agricole SA
6.64%, 12/31/49 (Call 05/31/17)[a,b,c]	14,345	14,703,625
8.38%, 12/31/49 (Call 10/13/19)[a,b,c]	16,600	18,675,000
Fifth Third Bancorp
5.10%, 12/31/49 (Call 06/30/23)[c]	10,350	9,573,750
Regions Bank
7.50%, 05/15/18	10,200	12,131,625
Resona Preferred Global Securities (Cayman) Ltd.
7.19%, 12/31/49 (Call 07/30/15)[a,b,c]	4,600	4,887,500
Royal Bank of Scotland Group PLC
6.00%, 12/19/23[a]	21,321	22,013,933

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

6.10%, 06/10/23[a]	$19,500	$20,340,280
6.13%, 12/15/22[a]	37,900	39,838,956
Societe Generale SA
5.92%, 12/31/49 (Call 04/05/17)[a,b,c]	13,415	14,354,050
UBS Preferred Funding Trust V Series 1
6.24%, 05/29/49 (Call 05/15/16)[a,c]	16,875	17,929,688

		408,877,189
COMMERCIAL SERVICES & SUPPLIES — 2.36%
ADT Corp. (The)
2.25%, 07/15/17	15,000	14,876,880
3.50%, 07/15/22	11,400	10,402,806
4.13%, 06/15/23	13,950	13,041,498
6.25%, 10/15/21[a,b]	19,500	20,589,110
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 10/15/15)[a,b]	17,550	19,129,500
10.75%, 10/15/19 (Call 10/15/16)[b]	13,550	14,871,125
APX Group Inc.
6.38%, 12/01/19 (Call 12/01/15)	10,550	10,866,500
8.75%, 12/01/20 (Call 12/01/15)[a,b]	1,990	2,069,600
8.75%, 12/01/20 (Call 12/01/15)[a]	8,181	8,528,693
Ceridian Corp.
8.88%, 07/15/19 (Call 07/15/15)[b]	16,250	18,547,066
11.25%, 11/15/15 (Call 03/31/14)[a]	12,450	12,512,250
Ceridian HCM Holding Inc.
11.00%, 03/15/21 (Call 03/15/16)[b]	3,675	4,200,554
Clean Harbors Inc.
5.13%, 06/01/21 (Call 12/01/16)[a]	10,725	10,939,500
5.25%, 08/01/20 (Call 08/01/16)[a]	12,779	13,162,370

Security	Principal (000s)	Value

Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)	$2,250	$2,294,863
Global A&T Electronics Ltd.
10.00%, 02/01/19 (Call 02/01/16)[b]	14,700	12,127,500
Interactive Data Corp.
10.25%, 08/01/18 (Call 08/01/14)[a]	9,650	10,458,187
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)[a]	16,450	16,079,875
6.00%, 08/15/23 (Call 08/15/18)[a]	11,400	12,140,715
7.75%, 10/01/19 (Call 10/01/15)	7,680	8,539,151
8.38%, 08/15/21 (Call 08/15/14)	9,050	9,671,307
R.R. Donnelley & Sons Co.
7.00%, 02/15/22[a]	7,100	7,881,000
7.63%, 06/15/20	6,850	7,757,625
7.88%, 03/15/21[a]	8,575	9,775,500
8.25%, 03/15/19	8,350	9,769,500
Tervita Corp.
8.00%, 11/15/18 (Call 11/15/15)[a,b]	9,850	10,379,437
TransUnion LLC/TransUnion Financing Corp.
11.38%, 06/15/18 (Call 06/15/14)	11,750	12,682,656
West Corp.
7.88%, 01/15/19 (Call 11/15/14)[a]	13,050	14,012,437
8.63%, 10/01/18 (Call 10/01/14)	3,540	3,814,350

		321,121,555
COMMUNICATIONS EQUIPMENT — 0.72%
Alcatel-Lucent USA Inc.
4.63%, 07/01/17[a,b]	9,450	9,709,621
6.75%, 11/15/20 (Call 11/15/16)[b]	15,880	16,872,500
8.88%, 01/01/20 (Call 07/01/16)[b]	9,050	10,266,635

14	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Avaya Inc.
7.00%, 04/01/19 (Call 04/01/15)[a,b]	$17,040	$16,912,200
10.50%, 03/01/21 (Call 03/01/17)[a,b]	22,845	21,588,525
CommScope Inc.
8.25%, 01/15/19 (Call 01/15/15)[a,b]	4,951	5,390,401
Nokia OYJ
5.38%, 05/15/19	16,500	17,527,214

		98,267,096
COMPUTERS & PERIPHERALS — 0.38%
Dell Inc.
3.10%, 04/01/16	2,150	2,181,085
4.63%, 04/01/21[a]	7,700	7,168,857
5.65%, 04/15/18	8,900	9,276,508
5.88%, 06/15/19[a]	5,600	5,836,921
NCR Corp.
4.63%, 02/15/21 (Call 02/15/17)[a]	9,150	9,218,625
5.00%, 07/15/22 (Call 07/15/17)	13,250	13,415,625
5.88%, 12/15/21 (Call 12/15/17)[b]	4,750	5,082,500

		52,180,121
CONSTRUCTION & ENGINEERING — 0.12%
Abengoa Finance SAU
7.75%, 02/01/20[a,b]	7,650	8,264,789
8.88%, 11/01/17[b]	7,293	8,217,701

		16,482,490
CONSTRUCTION MATERIALS — 0.32%
Lafarge SA
6.20%, 07/09/15[b]	3,325	3,553,207
6.50%, 07/15/16	8,000	8,817,309
Vulcan Materials Co.
6.50%, 12/01/16[a]	8,550	9,661,500
7.00%, 06/15/18[a]	7,900	9,124,500
7.50%, 06/15/21	10,250	11,966,875

		43,123,391
CONSUMER FINANCE — 4.68%
Ally Financial Inc.
2.75%, 01/30/17	1,700	1,724,748
3.13%, 01/15/16[a]	13,000	13,319,892

Security	Principal (000s)	Value

3.50%, 07/18/16	$20,100	$20,753,250
3.50%, 01/27/19	15,350	15,445,938
4.63%, 06/26/15[a]	28,290	29,409,022
4.75%, 09/10/18[a]	12,950	13,791,750
5.50%, 02/15/17[a]	26,240	28,688,053
6.25%, 12/01/17[a]	19,110	21,462,575
7.50%, 09/15/20[a]	25,500	30,842,398
8.00%, 12/31/18[a]	9,525	11,340,495
8.00%, 03/15/20[a]	32,510	40,393,675
8.30%, 02/12/15	19,850	21,115,174
General Motors Financial Co. Inc.
2.75%, 05/15/16	11,865	12,087,351
3.25%, 05/15/18	14,570	14,911,063
4.25%, 05/15/23[a]	16,265	16,386,988
4.75%, 08/15/17	24,284	26,277,046
6.75%, 06/01/18[a]	10,315	11,965,274
ILFC E-Capital Trust II
6.25%, 12/21/65 (Call 12/21/15)[a,b,c]	10,400	9,880,000
SLM Corp.
4.63%, 09/25/17[a]	11,086	11,584,539
4.88%, 06/17/19[a]	20,000	20,600,000
5.50%, 01/15/19[a]	18,400	19,439,455
5.50%, 01/25/23[a]	16,565	16,370,840
6.00%, 01/25/17	21,400	23,385,852
6.25%, 01/25/16	38,961	42,161,708
7.25%, 01/25/22[a]	15,600	17,183,912
8.00%, 03/25/20[a]	25,600	29,505,382
8.45%, 06/15/18[a]	43,850	51,980,557
Springleaf Finance Corp.
6.90%, 12/15/17	36,980	40,539,325
7.75%, 10/01/21[a]	7,850	8,713,500
Series I
5.40%, 12/01/15[a]	13,800	14,490,000

		635,749,762
CONTAINERS & PACKAGING — 1.47%
Ardagh Packaging Finance PLC
7.38%, 10/15/17 (Call 10/15/14)[a,b]	9,200	9,809,500
9.13%, 10/15/20 (Call 10/15/15)[a,b]	12,676	14,038,670

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc.
6.25%, 01/31/19 (Call 01/31/16)[a,b]	$5,325	$5,524,688
6.75%, 01/31/21 (Call 01/31/17)[b]	6,700	6,968,000
7.38%, 10/15/17 (Call 10/15/14)[a,b]	2,150	2,289,768
Ball Corp.
4.00%, 11/15/23[a]	13,750	13,173,579
5.00%, 03/15/22[a]	13,200	13,615,986
5.75%, 05/15/21 (Call 11/15/15)[a]	8,900	9,478,500
6.75%, 09/15/20 (Call 03/15/15)	7,780	8,441,300
Berry Plastics Corp.
9.50%, 05/15/18 (Call 05/15/14)[a]	8,350	8,862,740
9.75%, 01/15/21 (Call 01/15/16)[a]	14,450	16,778,092
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II
5.63%, 12/15/16 (Call 12/15/15)[b]	8,950	9,218,500
6.00%, 06/15/17 (Call 06/15/16)[a,b]	9,900	10,271,250
Crown Americas LLC/Crown Americas Capital Corp. III
6.25%, 02/01/21 (Call 02/01/16)	11,000	11,990,000
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23	16,500	16,211,250
Sealed Air Corp.
5.25%, 04/01/23 (Call 01/01/23)[a,b]	6,850	6,969,875
6.50%, 12/01/20 (Call 09/01/20)[a,b]	7,500	8,231,250
8.13%, 09/15/19 (Call 09/15/15)[b]	12,210	13,690,462
8.38%, 09/15/21 (Call 09/15/16)[a,b]	12,270	14,171,850

		199,735,260

Security	Principal (000s)	Value

DISTRIBUTORS — 0.69%
HD Supply Inc.
7.50%, 07/15/20 (Call 10/15/16)[a]	$21,850	$23,925,750
8.13%, 04/15/19 (Call 04/15/15)	19,940	22,407,575
11.00%, 04/15/20 (Call 04/15/16)[a]	11,580	14,142,075
11.50%, 07/15/20 (Call 10/15/16)[a]	16,300	19,886,000
VWR Funding Inc.
7.25%, 09/15/17 (Call 09/15/14)[a]	12,875	13,679,688

		94,041,088
DIVERSIFIED CONSUMER SERVICES — 0.43%
Laureate Education Inc.
9.25%, 09/01/19 (Call 09/01/15)[b]	24,300	26,001,000
Service Corp. International
5.38%, 01/15/22 (Call 07/15/17)[b]	8,400	8,547,000
ServiceMaster Co.
7.00%, 08/15/20 (Call 08/15/15)	11,850	12,316,890
8.00%, 02/15/20 (Call 02/15/15)	10,800	11,548,387

		58,413,277
DIVERSIFIED FINANCIAL SERVICES — 0.55%
Denali Borrower LLC/Denali Finance Corp.
5.63%, 10/15/20 (Call 10/15/16)[a,b]	25,125	25,815,937
ING U.S. Inc.
5.65%, 05/15/53 (Call 05/15/23)[a,c]	12,675	12,421,500
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 08/01/15)[a]	6,850	6,884,250
6.50%, 07/01/21 (Call 01/01/17)[a]	10,800	10,260,000
7.88%, 10/01/20 (Call 10/01/16)	6,700	6,783,750

16	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

` Security	Principal (000s)	Value

Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 10/01/16)[b]	$11,450	$12,008,188

		74,173,625
DIVERSIFIED TELECOMMUNICATION SERVICES — 8.46%
Altice Financing SA
6.50%, 01/15/22 (Call 12/15/16)[b]	13,900	14,438,625
7.88%, 12/15/19 (Call 12/15/15)[b]	6,750	7,374,375
Altice Finco SA
8.13%, 01/15/24 (Call 12/15/18)[b]	6,800	7,208,000
9.88%, 12/15/20 (Call 12/15/16)[b]	6,750	7,695,000
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)	18,250	17,793,750
5.25%, 03/15/21 (Call 03/15/16)[a,b]	7,750	7,827,500
5.25%, 09/30/22 (Call 09/30/17)	20,250	20,224,688
5.75%, 09/01/23 (Call 03/01/18)[b]	9,700	9,736,375
5.75%, 01/15/24 (Call 07/15/18)[a]	16,650	16,712,438
6.50%, 04/30/21 (Call 04/30/15)	25,430	27,178,312
6.63%, 01/31/22 (Call 01/31/17)[a]	14,950	16,071,250
7.00%, 01/15/19 (Call 03/31/14)[a]	22,925	24,243,187
7.25%, 10/30/17 (Call 03/31/14)[a]	14,580	15,454,800
7.38%, 06/01/20 (Call 12/01/15)[a]	13,020	14,240,625
8.13%, 04/30/20 (Call 04/30/15)[a]	15,050	16,460,938
CenturyLink Inc.
5.80%, 03/15/22[a]	21,452	21,988,300
6.00%, 04/01/17[a]	9,900	10,939,500
6.45%, 06/15/21	22,300	23,916,750

Security	Principal (000s)	Value

Series V
5.63%, 04/01/20[a]	$17,760	$18,559,200
Series W
6.75%, 12/01/23	12,300	13,099,500
Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 10/15/15)[a]	10,244	11,140,350
8.75%, 03/15/18 (Call 03/31/14)	12,420	12,994,425
Embarq Corp.
7.08%, 06/01/16	15,250	17,119,717
Frontier Communications Corp.
7.13%, 03/15/19	9,500	10,473,750
7.13%, 01/15/23[a]	14,300	14,979,250
7.63%, 04/15/24[a]	14,450	15,280,875
8.13%, 10/01/18[a]	9,450	10,985,625
8.25%, 04/15/17[a]	8,770	10,195,125
8.50%, 04/15/20[a]	18,165	20,980,575
8.75%, 04/15/22	17,510	19,961,400
Hughes Satellite Systems Corp.
6.50%, 06/15/19	18,320	20,083,300
7.63%, 06/15/21	15,790	17,803,225
Intelsat (Luxembourg) SA
6.75%, 06/01/18 (Call 06/01/15)[b]	9,800	10,437,000
7.75%, 06/01/21 (Call 06/01/17)[a,b]	30,375	32,729,062
8.13%, 06/01/23 (Call 06/01/18)[b]	12,850	13,958,313
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)[a,b]	33,035	32,704,650
6.63%, 12/15/22 (Call 12/15/17)[b]	11,300	11,921,500
6.63%, 12/15/22 (Call 12/15/17)[a]	13,800	14,559,000
7.25%, 04/01/19 (Call 04/01/15)	24,213	26,089,507
7.25%, 10/15/20 (Call 10/15/15)[a]	39,370	42,814,875
7.50%, 04/01/21 (Call 04/01/16)	19,165	21,129,412
8.50%, 11/01/19 (Call 11/01/14)	10,500	11,340,000

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Koninklijke KPN NV
7.00%, 03/28/73 (Call 03/28/23)[a,b,c]	$11,100	$11,612,820
Level 3 Communications Inc.
11.88%, 02/01/19 (Call 02/01/15)	10,850	12,477,500
Level 3 Financing Inc.
6.13%, 01/15/21 (Call 11/15/16)[a,b]	6,525	6,916,500
7.00%, 06/01/20 (Call 06/01/16)[a]	14,800	16,150,500
8.13%, 07/01/19 (Call 07/01/15)	21,950	24,118,660
8.63%, 07/15/20 (Call 01/15/16)	17,145	19,288,125
9.38%, 04/01/19 (Call 04/01/15)[a]	9,630	10,713,375
PAETEC Holding Corp.
9.88%, 12/01/18 (Call 12/01/14)[a]	11,700	12,914,460
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)	13,707	14,426,618
SoftBank Corp.
4.50%, 04/15/20[a,b]	22,400	22,456,000
Telecom Italia Capital SA
7.00%, 06/04/18	3,800	4,308,250
tw telecom holdings Inc.
5.38%, 10/01/22 (Call 10/01/17)[a]	15,900	16,178,250
UPCB Finance III Ltd.
6.63%, 07/01/20 (Call 07/01/15)[b]	17,300	18,467,750
UPCB Finance V Ltd.
7.25%, 11/15/21 (Call 11/15/16)[b]	12,070	13,337,350
UPCB Finance VI Ltd.
6.88%, 01/15/22 (Call 01/15/17)[b]	10,950	11,908,125
Virgin Media Finance PLC
6.38%, 04/15/23 (Call 04/15/18)[a,b]	13,350	14,017,500
8.38%, 10/15/19 (Call 10/15/14)[a]	9,450	10,198,758

Security	Principal (000s)	Value

Virgin Media Secured Finance PLC
5.38%, 04/15/21 (Call 04/15/17)[b]	$17,950	$18,443,625
Wind Acquisition Holdings Finance SA
6.50%, 04/30/20 (Call 04/30/16)[a,b]	11,925	13,117,500
7.25%, 02/15/18 (Call 03/31/14)[b]	30,500	32,082,120
11.75%, 07/15/17 (Call 03/31/14)[b]	34,085	36,130,100
12.25%, 07/15/17 (Call 03/31/14)[a,b]	15,200	15,808,000
Windstream Corp.
6.38%, 08/01/23 (Call 02/01/18)[a]	12,000	11,820,000
7.50%, 06/01/22 (Call 06/01/17)[a]	10,650	11,315,625
7.50%, 04/01/23 (Call 04/01/16)[a]	9,350	9,840,875
7.75%, 10/15/20 (Call 10/15/15)	11,715	12,637,556
7.75%, 10/01/21 (Call 10/01/16)[a]	15,150	16,362,000
7.88%, 11/01/17[a]	18,125	20,798,437

		1,148,690,428
ELECTRIC UTILITIES — 2.03%
DPL Inc.
6.50%, 10/15/16 (Call 09/15/16)[a]	10,620	11,412,527
7.25%, 10/15/21 (Call 07/15/21)[a]	11,890	11,849,475
EDP Finance BV
4.90%, 10/01/19[a,b]	22,000	23,049,400
5.25%, 01/14/21[b]	12,948	13,468,510
6.00%, 02/02/18[b]	13,000	14,158,300
Enel SpA
8.75%, 09/24/73 (Call 09/24/23)[b,c]	16,000	17,819,200

18	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc.
6.88%, 08/15/17 (Call 02/15/15)[a,b]	$3,500	$3,587,272
10.00%, 12/01/20 (Call 12/01/15)[a]	37,342	38,835,680
10.25%, 12/01/20 (Call 12/01/15)[b]	21,050	21,892,000
12.25%, 03/01/22 (Call 03/01/17)[a,b]	31,020	35,983,200
FirstEnergy Corp.
Series A
2.75%, 03/15/18 (Call 02/15/18)	4,200	4,222,411
Series B
4.25%, 03/15/23 (Call 12/15/22)[a]	11,300	11,071,842
Ipalco Enterprises Inc.
5.00%, 05/01/18 (Call 04/01/18)[a]	9,000	9,518,041
7.25%, 04/01/16[a,b]	8,645	9,555,341
PPL Capital Funding Inc.
Series A
6.70%, 03/30/67 (Call 03/30/17)[c]	10,150	10,200,750
RRI Energy Inc.
7.88%, 06/15/17[a]	11,770	11,946,626
Texas Competitive Electric Holdings Co. LLC/TCEH Finance Inc.
11.50%, 10/01/20 (Call 04/01/16)[a,b]	25,300	18,595,500
15.00%, 04/01/21 (Call 10/01/15)[a]	30,400	8,360,000

		275,526,075
ELECTRICAL EQUIPMENT — 0.18%
Realogy Group LLC
7.63%, 01/15/20 (Call 01/15/16)[b]	10,120	11,294,704
7.88%, 02/15/19 (Call 02/15/15)[a,b]	12,050	13,052,340

		24,347,044

Security	Principal (000s)	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.25%
Flextronics International Ltd.
4.63%, 02/15/20[a]	$8,425	$8,511,186
5.00%, 02/15/23	9,300	9,379,970
Rexel SA
5.25%, 06/15/20 (Call 06/15/16)[b]	8,850	8,982,750
6.13%, 12/15/19 (Call 12/15/15)[b]	6,400	6,720,000

		33,593,906
ENERGY EQUIPMENT & SERVICES — 0.72%
CGG
6.50%, 06/01/21 (Call 06/01/16)[a]	11,760	12,060,907
7.75%, 05/15/17 (Call 03/31/14)[a]	8,585	8,792,246
Hercules Offshore Inc.
8.75%, 07/15/21 (Call 07/15/17)[a,b]	8,150	9,088,521
Hornbeck Offshore Services Inc.
5.00%, 03/01/21 (Call 03/01/16)	8,450	8,390,107
Offshore Group Investments Ltd.
7.13%, 04/01/23 (Call 04/01/18)[a]	11,725	11,988,515
7.50%, 11/01/19 (Call 11/01/15)	18,900	20,383,845
Oil States International Inc.
5.13%, 01/15/23 (Call 01/15/18)	3,200	3,585,759
6.50%, 06/01/19 (Call 06/01/14)	150	158,625
Pacific Drilling SA
5.38%, 06/01/20 (Call 06/01/16)[a,b]	12,825	12,869,543
Precision Drilling Corp.
6.63%, 11/15/20 (Call 11/15/15)	10,270	10,979,827

		98,297,895

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

FOOD & STAPLES RETAILING — 0.68%
Rite Aid Corp.
6.75%, 06/15/21 (Call 06/15/16)[a]	$13,150	$14,432,125
8.00%, 08/15/20 (Call 08/15/15)[a]	10,400	11,664,012
9.25%, 03/15/20 (Call 03/15/16)[a]	15,900	18,312,008
SUPERVALU Inc.
6.75%, 06/01/21 (Call 06/01/17)[a]	7,300	7,354,750
8.00%, 05/01/16	12,500	13,781,250
US Foods Inc.
8.50%, 06/30/19 (Call 06/30/14)[a]	24,450	26,498,910

		92,043,055
FOOD PRODUCTS — 1.22%
ARAMARK Corp.
5.75%, 03/15/20 (Call 03/15/15)[b]	18,850	19,910,312
Big Heart Pet Brands
7.63%, 02/15/19 (Call 03/31/14)[a]	22,450	23,404,125
Hawk Acquisition Sub Inc.
4.25%, 10/15/20 (Call 04/15/15)[b]	49,950	49,700,250
Post Holdings Inc.
6.75%, 12/01/21 (Call 12/01/17)[b]	3,125	3,343,750
7.38%, 02/15/22 (Call 02/15/17)[a]	22,550	24,523,125
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 08/01/15)[a,b]	8,375	8,772,813
5.88%, 08/01/21 (Call 08/01/16)[b]	7,525	7,750,750
6.63%, 08/15/22 (Call 08/15/17)[a]	17,055	18,502,969
7.75%, 07/01/17	8,129	9,419,479

		165,327,573

Security	Principal (000s)	Value

GAS UTILITIES — 0.76%
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20 (Call 05/20/16)[a]	$11,350	$12,365,731
7.00%, 05/20/22 (Call 05/20/17)[a]	19,060	20,828,530
AmeriGas Partners LP/AmeriGas Finance Corp.
6.25%, 08/20/19 (Call 08/20/15)[a]	8,230	8,856,260
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/01/16)	4,950	5,161,676
Sabine Pass LNG LP
6.50%, 11/01/20 (Call 11/01/16)[a]	10,700	11,229,176
7.50%, 11/30/16	28,700	31,792,330
Suburban Propane Partners LP/Suburban Energy Finance Corp.
7.50%, 10/01/18 (Call 10/01/14)	11,695	12,472,786

		102,706,489
HEALTH CARE EQUIPMENT & SUPPLIES — 1.15%
Alere Inc.
6.50%, 06/15/20 (Call 06/15/16)[a]	8,375	8,825,156
7.25%, 07/01/18 (Call 12/15/15)	7,400	8,121,500
8.63%, 10/01/18 (Call 10/01/14)	10,215	10,981,125
Biomet Inc.
6.50%, 08/01/20 (Call 08/01/15)	27,550	29,754,000
6.50%, 10/01/20 (Call 10/01/15)[a]	14,000	14,927,500
ConvaTec Healthcare E SA
10.50%, 12/15/18 (Call 12/15/14)[b]	13,147	14,658,905

20	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

DJO Finance LLC/DJO Finance Corp.
9.88%, 04/15/18 (Call 04/15/15)[a]	$4,450	$4,872,750
Hologic Inc.
6.25%, 08/01/20 (Call 08/01/15)	15,525	16,572,938
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)[a]	30,050	34,820,437
12.50%, 11/01/19 (Call 11/01/15)[a]	11,290	13,068,175

		156,602,486
HEALTH CARE PROVIDERS & SERVICES — 5.43%
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/15/15)	27,350	28,922,625
7.13%, 07/15/20 (Call 07/15/16)[a]	21,400	23,433,000
8.00%, 11/15/19 (Call 11/15/15)	36,000	39,960,000
DaVita HealthCare Partners Inc.
5.75%, 08/15/22 (Call 08/15/17)[a]	18,200	19,292,000
6.38%, 11/01/18 (Call 03/31/14)[a]	14,875	15,618,750
6.63%, 11/01/20 (Call 11/01/14)	13,700	14,744,625
Fresenius Medical Care US Finance II Inc.
5.63%, 07/31/19[b]	14,450	15,533,750
5.88%, 01/31/22[b]	11,450	12,280,125
Fresenius Medical Care US Finance Inc.
5.75%, 02/15/21[a,b]	11,000	11,783,750
6.50%, 09/15/18[b]	5,810	6,536,250
6.88%, 07/15/17[a]	9,900	11,211,750
FWCT-2 Escrow Corp./Community Health Systems Inc.
5.13%, 08/01/21 (Call 02/01/17)[b]	10,600	10,971,000

Security	Principal (000s)	Value

6.88%, 02/01/22 (Call 02/01/18)[b]	$18,450	$19,603,125
HCA Holdings Inc.
4.75%, 05/01/23	22,650	22,706,625
5.88%, 03/15/22[a]	22,250	24,308,125
6.25%, 02/15/21[a]	17,300	18,857,000
6.50%, 02/15/16[a]	21,250	23,162,500
6.50%, 02/15/20	47,980	54,097,450
7.25%, 09/15/20 (Call 03/15/15)	26,810	29,155,875
7.50%, 02/15/22[a]	32,755	38,077,687
7.75%, 05/15/21 (Call 11/15/15)[a]	26,130	28,938,975
7.88%, 02/15/20 (Call 08/15/14)	22,760	24,353,200
8.00%, 10/01/18[a]	11,850	14,131,125
8.50%, 04/15/19 (Call 04/15/14)	26,900	28,245,000
HCA Inc.
5.88%, 05/01/23[a]	23,950	25,267,250
LifePoint Hospitals Inc.
5.50%, 12/01/21 (Call 12/01/16)[b]	4,850	5,074,313
6.63%, 10/01/20 (Call 10/01/15)	4,000	4,345,000
MultiPlan Inc.
9.88%, 09/01/18 (Call 09/01/14)[b]	150	163,875
Tenet Healthcare Corp.
4.38%, 10/01/21	21,500	21,258,125
4.50%, 04/01/21	17,325	17,281,688
4.75%, 06/01/20[a]	13,100	13,427,500
6.00%, 10/01/20[b]	29,535	31,971,637
6.25%, 11/01/18	21,560	23,877,700
8.00%, 08/01/20 (Call 08/01/15)[a]	15,560	17,116,000
8.13%, 04/01/22	37,100	41,598,375

		737,305,775
HEALTH CARE TECHNOLOGY — 0.09%
IMS Health Inc.
6.00%, 11/01/20 (Call 11/01/15)[b]	10,400	11,128,000
12.50%, 03/01/18 (Call 03/01/15)[b]	1,100	1,254,000

		12,382,000

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

HOTELS, RESTAURANTS & LEISURE — 4.04%
Boyd Gaming Corp.
9.13%, 12/01/18 (Call 12/01/14)[a]	$8,150	$8,841,800
Burger King Corp.
9.88%, 10/15/18 (Call 10/15/14)[a]	12,860	14,066,268
Caesars Entertainment Operating Co. Inc.
5.63%, 06/01/15[a]	3,700	3,547,375
8.50%, 02/15/20 (Call 02/15/16)[a]	21,850	20,976,000
9.00%, 02/15/20 (Call 02/15/16)[a]	48,050	46,848,750
10.00%, 12/15/18 (Call 03/31/14)[a]	62,897	30,586,036
10.75%, 02/01/16 (Call 03/31/14)[a]	10,250	8,430,625
11.25%, 06/01/17 (Call 03/31/14)	31,960	32,679,100
12.75%, 04/15/18 (Call 04/15/14)	15,445	8,494,750
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties Finance Inc.
8.00%, 10/01/20 (Call 10/01/16)[a,b]	18,400	19,567,808
11.00%, 10/01/21 (Call 10/01/16)[a,b]	20,850	22,006,441
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	8,600	8,632,250
6.75%, 06/01/19 (Call 06/01/15)[a]	11,020	11,867,559
10.00%, 10/01/14[a]	1,141	1,196,624
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[b]	7,150	7,418,125
4.88%, 11/01/20 (Call 08/01/20)[b]	10,625	10,996,875
5.38%, 11/01/23 (Call 08/01/23)[a,b]	10,250	10,583,125

Security	Principal (000s)	Value

Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 10/15/16)[a,b]	$11,250	$11,925,000
MGM Resorts International
5.25%, 03/31/20[a]	7,550	7,760,505
6.63%, 07/15/15	14,100	15,024,118
6.63%, 12/15/21[a]	21,250	23,372,692
6.75%, 10/01/20[a]	18,100	20,037,448
7.50%, 06/01/16	12,570	14,026,883
7.63%, 01/15/17[a]	13,850	15,783,819
7.75%, 03/15/22[a]	16,100	18,450,508
8.63%, 02/01/19[a]	14,750	17,632,778
10.00%, 11/01/16	9,100	10,920,000
11.38%, 03/01/18[a]	9,420	12,186,604
Mohegan Tribal Gaming Authority
9.75%, 09/01/21 (Call 09/01/16)[a,b]	8,375	9,233,065
Pinnacle Entertainment Inc.
7.50%, 04/15/21 (Call 04/15/15)[a]	15,896	17,286,900
PNK Finance Corp.
6.38%, 08/01/21 (Call 08/01/16)[a,b]	14,940	15,616,609
Sabre Holdings Corp.
8.35%, 03/15/16	8,150	9,128,001
Sabre Inc.
8.50%, 05/15/19 (Call 05/15/15)[b]	13,150	14,662,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[a,b]	8,650	8,408,121
5.38%, 03/15/22 (Call 03/15/17)[a]	12,300	12,961,125
7.75%, 08/15/20 (Call 08/15/15)[a]	24,220	26,997,261

		548,153,198

22	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

HOUSEHOLD DURABLES — 1.21%
Brookfield Residential Properties Inc.
6.13%, 07/01/22 (Call 07/01/17)[b]	$9,450	$9,709,875
6.50%, 12/15/20 (Call 12/15/15)[a,b]	9,150	9,721,875
Centex Corp.
6.50%, 05/01/16[a]	10,100	11,172,620
DR Horton Inc.
3.63%, 02/15/18 (Call 11/15/17)	7,900	8,106,980
3.75%, 03/01/19 (Call 12/01/18)	3,900	3,948,750
5.75%, 08/15/23 (Call 05/15/23)[a]	7,600	7,999,000
Jarden Corp.
7.50%, 05/01/17[a]	8,330	9,558,675
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 10/15/15)[a,b]	9,800	10,682,000
KB Home
7.00%, 12/15/21 (Call 09/15/21)[a]	8,950	9,576,500
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	3,750	3,843,750
4.75%, 12/15/17 (Call 09/15/17)[a]	8,025	8,506,500
4.75%, 11/15/22 (Call 08/15/22)	4,550	4,368,000
12.25%, 06/01/17	11,275	14,544,750
Standard Pacific Corp.
8.38%, 05/15/18	9,225	10,977,750
8.38%, 01/15/21[a]	8,670	10,338,975
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 04/15/16)[b]	10,350	10,324,125
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)[a]	10,900	10,545,750

Security	Principal (000s)	Value

5.88%, 02/15/22 (Call 11/15/21)	$7,180	$7,718,500
8.91%, 10/15/17[a]	2,750	3,327,500

		164,971,875
HOUSEHOLD PRODUCTS — 0.30%
Harbinger Group Inc.
7.88%, 07/15/19 (Call 01/15/16)	18,575	20,061,000
Spectrum Brands Inc.
6.38%, 11/15/20 (Call 11/15/16)	8,860	9,590,950
6.63%, 11/15/22 (Call 11/15/17)[a]	9,650	10,494,375

		40,146,325
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.27%
AES Corp. (The)
4.88%, 05/15/23 (Call 05/15/18)[a]	12,005	11,655,998
7.38%, 07/01/21 (Call 06/01/21)	15,175	17,252,371
8.00%, 10/15/17	20,771	24,521,788
8.00%, 06/01/20	11,580	13,553,825
9.75%, 04/15/16[a]	2,000	2,343,342
Calpine Corp.
5.88%, 01/15/24 (Call 11/01/18)[a,b]	8,200	8,374,250
6.00%, 01/15/22 (Call 11/01/16)[a,b]	14,350	15,182,632
7.50%, 02/15/21 (Call 11/01/15)[b]	27,287	30,152,135
7.88%, 07/31/20 (Call 07/31/15)[a,b]	16,829	18,648,297
7.88%, 01/15/23 (Call 01/15/17)[a,b]	16,934	19,039,441
GenOn Energy Inc.
9.50%, 10/15/18[a]	9,210	9,567,354
9.88%, 10/15/20 (Call 10/15/15)	11,650	11,937,905
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)[a,b]	16,250	16,859,585

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

6.63%, 03/15/23 (Call 09/15/17)[a]	$16,700	$17,616,731
7.63%, 01/15/18	18,430	20,796,467
7.63%, 05/15/19 (Call 05/15/14)[a]	12,620	13,249,443
7.88%, 05/15/21 (Call 05/15/16)[a]	19,100	21,189,498
8.25%, 09/01/20 (Call 09/01/15)[a]	20,655	22,865,112
8.50%, 06/15/19 (Call 06/15/14)[a]	12,605	13,339,269

		308,145,443
INSURANCE — 0.08%
Hartford Financial Services Group Inc.
8.13%, 06/15/68 (Call 06/15/18)[c]	9,042	10,579,140

		10,579,140
INTERNET & CATALOG RETAIL — 0.33%
QVC Inc.
4.38%, 03/15/23	11,525	11,201,347
5.13%, 07/02/22	8,350	8,526,619
7.38%, 10/15/20 (Call 04/15/15)[b]	9,814	10,672,725
7.50%, 10/01/19 (Call 10/01/14)[b]	13,000	13,910,000

		44,310,691
INTERNET SOFTWARE & SERVICES — 0.59%
eAccess Ltd.
8.25%, 04/01/18 (Call 04/01/15)[b]	2,900	3,146,500
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)[a]	8,800	8,921,000
5.38%, 04/01/23 (Call 04/01/18)[a]	16,600	16,816,042
7.00%, 07/15/21 (Call 07/15/16)[a]	13,600	15,090,427
IAC/InterActiveCorp
4.75%, 12/15/22 (Call 12/15/17)	6,850	6,627,375
4.88%, 11/30/18 (Call 11/30/14)[b]	5,600	5,824,000

Security	Principal (000s)	Value

Zayo Group LLC/Zayo Capital Inc.
8.13%, 01/01/20 (Call 07/01/15)[a]	$13,350	$14,701,688
10.13%, 07/01/20 (Call 07/01/16)[a]	7,725	8,961,000

		80,088,032
IT SERVICES — 2.32%
Audatex North America Inc.
6.00%, 06/15/21 (Call 06/15/17)[b]	22,700	24,118,750
First Data Corp.
6.75%, 11/01/20 (Call 11/01/15)[a,b]	30,288	32,699,240
7.38%, 06/15/19 (Call 06/15/15)[b]	28,200	30,561,750
8.25%, 01/15/21 (Call 01/15/16)[a,b]	34,652	37,575,485
8.88%, 08/15/20 (Call 08/15/15)[b]	10,000	11,102,725
10.63%, 06/15/21 (Call 04/15/16)[b]	11,000	12,312,742
11.25%, 01/15/21 (Call 01/15/16)[a,b]	12,950	14,698,250
11.75%, 08/15/21 (Call 05/15/16)[a,b]	38,525	41,173,594
11.75%, 08/15/21 (Call 05/15/16)[b]	4,000	4,275,000
12.63%, 01/15/21 (Call 01/15/16)[a]	49,582	59,293,126
SunGard Data Systems Inc.
6.63%, 11/01/19 (Call 11/01/15)	17,750	18,925,937
7.38%, 11/15/18 (Call 03/31/14)	16,125	17,132,813
7.63%, 11/15/20 (Call 11/15/15)[a]	10,510	11,561,000

		315,430,412
MACHINERY — 0.95%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 02/01/16)[b]	7,350	7,717,500

24	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Case New Holland Inc.
7.88%, 12/01/17	$24,700	$28,899,000
CNH Capital LLC
3.25%, 02/01/17[a]	7,800	7,936,500
3.63%, 04/15/18	9,950	10,086,813
3.88%, 11/01/15[a]	10,570	10,873,887
6.25%, 11/01/16[a]	7,670	8,417,825
Manitowoc Co. Inc. (The)
8.50%, 11/01/20 (Call 11/01/15)[a]	9,000	10,203,750
Navistar International Corp.
8.25%, 11/01/21 (Call 11/01/14)[a]	19,850	20,743,250
SPX Corp.
6.88%, 09/01/17[a]	8,300	9,441,250
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)[a]	13,500	14,191,875

		128,511,650
MEDIA — 7.18%
AMC Entertainment Inc.
9.75%, 12/01/20 (Call 12/01/15)[a]	11,120	12,786,454
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)	10,725	10,741,675
7.75%, 07/15/21 (Call 07/15/16)	10,900	12,371,919
Cablevision Systems Corp.
5.88%, 09/15/22[a]	12,400	12,896,000
7.75%, 04/15/18[a]	14,000	16,135,000
8.00%, 04/15/20[a]	9,700	11,397,500
8.63%, 09/15/17[a]	12,800	15,264,000
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 06/15/16)[b]	12,375	12,328,594
6.38%, 09/15/20 (Call 09/15/15)[a,b]	24,775	26,137,625
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	9,000	8,707,500

Security	Principal (000s)	Value

5.13%, 12/15/22 (Call 12/15/17)[a]	$6,700	$6,672,076
Clear Channel Communications Inc.
9.00%, 12/15/19 (Call 07/15/15)[a]	23,100	24,283,875
9.00%, 03/01/21 (Call 03/01/16)[a]	32,590	34,138,025
11.25%, 03/01/21 (Call 03/01/16)[a]	7,700	8,562,525
14.00%, 02/01/21 (Call 08/01/15)[a,d]	2,401	2,382,764
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)[a]	10,375	10,971,563
6.50%, 11/15/22 (Call 11/15/17)	34,225	36,449,625
Series A
7.63%, 03/15/20 (Call 03/15/15)	1,000	1,075,000
Series B
7.63%, 03/15/20 (Call 03/15/15)[a]	31,280	33,782,400
CSC Holdings LLC
6.75%, 11/15/21[a]	16,500	18,645,000
8.63%, 02/15/19[a]	9,270	11,147,175
DISH DBS Corp.
4.25%, 04/01/18	21,900	22,745,248
4.63%, 07/15/17[a]	15,550	16,474,336
5.00%, 03/15/23	26,025	25,927,406
5.13%, 05/01/20	18,450	19,107,141
5.88%, 07/15/22	32,800	34,631,808
6.75%, 06/01/21[a]	32,530	36,514,925
7.13%, 02/01/16	26,184	28,751,037
7.75%, 05/31/15	13,800	14,865,194
7.88%, 09/01/19[a]	23,880	28,050,785
Gannett Co. Inc.
5.13%, 10/15/19 (Call 10/15/16)[b]	8,575	8,978,460
5.13%, 07/15/20 (Call 07/15/16)[b]	13,750	14,091,399
6.38%, 10/15/23 (Call 10/15/18)[a,b]	9,750	10,210,715

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

inVentiv Health Inc.
9.00%, 01/15/18 (Call 01/15/16)[a,b]	$13,000	$13,747,500
11.00%, 08/15/18 (Call 08/15/14)[a,b]	4,927	4,532,840
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)[a]	8,600	8,562,328
5.38%, 01/15/24 (Call 01/15/19)[b]	2,425	2,498,808
5.88%, 02/01/22 (Call 02/01/17)[a]	7,350	7,772,394
7.88%, 04/15/18 (Call 04/15/14)[a]	10,310	10,786,658
McClatchy Co. (The)
9.00%, 12/15/22 (Call 12/15/17)	15,000	17,145,000
Nara Cable Funding Ltd.
8.88%, 12/01/18 (Call 03/31/14)[b]	19,450	21,103,250
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/01/16)[a]	13,000	13,066,797
7.75%, 10/15/18 (Call 10/15/14)[a]	18,840	20,182,350
Quebecor Media Inc.
5.75%, 01/15/23[a]	14,700	14,883,750
Regal Cinemas Corp.
8.63%, 07/15/19 (Call 07/15/14)[a]	1,000	1,071,339
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/15/17)	6,350	6,492,875
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 04/01/16)[a]	10,600	10,619,419
6.13%, 10/01/22 (Call 10/01/17)	9,150	9,463,975
Sirius XM Holdings Inc.
4.25%, 05/15/20 (Call 05/15/16)[a,b]	10,150	9,896,250
4.63%, 05/15/23 (Call 05/15/18)[a,b]	8,825	8,339,625

Security	Principal (000s)	Value

5.25%, 08/15/22 (Call 08/15/17)[a,b]	$6,625	$6,856,875
5.75%, 08/01/21 (Call 08/01/16)[a,b]	11,075	11,504,156
5.88%, 10/01/20 (Call 10/01/16)[b]	8,350	8,777,986
Unitymedia Hessen GmbH & Co. KG
5.50%, 01/15/23 (Call 01/15/18)[b]	19,200	19,883,856
7.50%, 03/15/19 (Call 03/15/15)[b]	12,500	13,580,395
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a,b]	11,025	11,277,945
6.75%, 09/15/22 (Call 09/15/17)[b]	19,650	21,762,375
6.88%, 05/15/19 (Call 05/15/15)[b]	20,300	21,822,500
7.88%, 11/01/20 (Call 11/01/15)[b]	12,830	14,215,528
8.50%, 05/15/21 (Call 11/15/15)[a,b]	15,400	17,074,750
Videotron Ltee
5.00%, 07/15/22	12,150	12,241,125
9.13%, 04/15/18 (Call 03/31/14)[a]	11,174	11,620,960
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 07/15/15)	13,250	15,105,000
WMG Acquisition Corp.
6.00%, 01/15/21 (Call 01/15/16)[a,b]	7,739	8,125,950
11.50%, 10/01/18 (Call 10/01/14)	12,690	14,413,944

		975,653,252
METALS & MINING — 3.73%
AK Steel Corp.
7.63%, 05/15/20 (Call 05/15/15)[a]	10,250	10,173,126
Aleris International Inc.
7.63%, 02/15/18 (Call 03/31/14)[a]	9,600	10,150,956

26	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

7.88%, 11/01/20 (Call 11/01/15)[a]	$9,050	$9,581,688
ArcelorMittal SA
4.25%, 02/25/15[a]	3,650	3,739,985
4.25%, 08/05/15[a]	21,100	21,721,804
4.25%, 03/01/16[a]	8,550	8,877,064
5.00%, 02/25/17	24,376	26,081,101
5.75%, 08/05/20[a]	12,700	13,626,475
6.00%, 03/01/21[a]	25,785	27,859,501
6.13%, 06/01/18	26,400	29,079,956
6.75%, 02/25/22[a]	18,900	21,015,836
9.50%, 02/15/15	8,543	9,158,569
10.35%, 06/01/19	25,700	32,799,625
Commercial Metals Co.
6.50%, 07/15/17[a]	6,786	7,612,212
7.35%, 08/15/18[a]	9,250	10,579,697
First Quantum Minerals Ltd.
6.75%, 02/15/20 (Call 02/15/17)[a,b]	20,474	21,087,962
7.00%, 02/15/21 (Call 02/15/18)[a,b]	20,474	21,087,962
FMG Resources (August 2006) Pty Ltd.
6.00%, 04/01/17 (Call 04/01/15)[a,b]	19,150	20,227,188
6.38%, 02/01/16 (Call 03/14/14)[a,b]	12,900	13,332,150
6.88%, 02/01/18 (Call 03/31/14)[a,b]	15,950	16,787,375
6.88%, 04/01/22 (Call 04/01/17)[a,b]	17,300	18,770,500
7.00%, 11/01/15 (Call 03/14/14)[a,b]	9,882	10,232,811
8.25%, 11/01/19 (Call 11/01/15)[a,b]	22,920	25,326,600
Novelis Inc.
8.38%, 12/15/17 (Call 03/31/14)[a]	17,600	18,771,942
8.75%, 12/15/20 (Call 12/15/15)[a]	23,290	26,150,117
Steel Dynamics Inc.
5.25%, 04/15/23 (Call 04/15/18)	6,450	6,625,234

Security	Principal (000s)	Value

6.13%, 08/15/19 (Call 08/15/16)[a]	$7,750	$8,497,512
United States Steel Corp.
6.05%, 06/01/17[a]	8,500	9,210,274
7.00%, 02/01/18[a]	8,290	9,160,450
7.38%, 04/01/20[a]	9,650	10,512,304
7.50%, 03/15/22 (Call 03/15/17)[a]	7,800	8,326,500
Walter Energy Inc.
8.50%, 04/15/21 (Call 04/15/17)[a]	7,900	5,776,875
9.50%, 10/15/19 (Call 10/15/16)[a,b]	8,525	8,610,250
9.88%, 12/15/20 (Call 12/15/16)[a]	8,650	6,692,938

		507,244,539
MULTI-UTILITIES — 0.16%
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)[a]	6,427	7,282,526
6.00%, 09/01/21	7,575	8,749,081
6.50%, 12/15/20	4,560	5,394,390

		21,425,997
MULTILINE RETAIL — 0.31%
JC Penney Corp. Inc.
5.65%, 06/01/20	8,200	6,560,000
Neiman Marcus Group Inc. (The)
8.00%, 10/15/21 (Call 10/15/16)[a,b]	14,800	15,836,000
Sears Holdings Corp.
6.63%, 10/15/18[a]	21,045	19,887,525

		42,283,525
OFFICE ELECTRONICS — 0.18%
CDW LLC/CDW Finance Corp.
8.50%, 04/01/19 (Call 04/01/15)	21,260	23,386,000
12.54%, 10/12/17 (Call 03/31/14)[a]	902	947,100

		24,333,100
OIL, GAS & CONSUMABLE FUELS — 12.79%
Access Midstream Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)[a]	24,100	24,644,450

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

5.88%, 04/15/21 (Call 04/15/15)	$12,900	$13,730,646
6.13%, 07/15/22 (Call 01/15/17)[a]	13,380	14,467,492
Alpha Natural Resources Inc.
6.00%, 06/01/19 (Call 06/01/14)[a]	13,115	11,206,162
6.25%, 06/01/21 (Call 06/01/16)[a]	11,940	10,035,451
9.75%, 04/15/18[a]	8,900	9,211,500
Antero Resources Finance Corp.
5.38%, 11/01/21 (Call 11/01/16)[b]	11,300	11,506,533
6.00%, 12/01/20 (Call 12/01/15)[a]	12,700	13,493,750
7.25%, 08/01/19 (Call 08/01/14)	1,090	1,171,750
Arch Coal Inc.
7.00%, 06/15/19 (Call 06/15/15)[a]	16,450	13,670,600
7.25%, 10/01/20 (Call 10/01/15)[a]	8,130	6,650,033
7.25%, 06/15/21 (Call 06/15/16)[a]	17,500	14,175,000
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.
4.75%, 11/15/21 (Call 05/15/16)	8,350	7,951,697
5.88%, 08/01/23 (Call 02/01/18)	13,675	13,435,757
6.63%, 10/01/20 (Call 10/01/16)[a]	1,800	1,928,189
Berry Petroleum Co. LLC
6.38%, 09/15/22 (Call 03/15/17)	10,500	10,956,163
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.88%, 04/15/22 (Call 01/15/17)[a]	12,900	14,072,035
Chaparral Energy Inc.
7.63%, 11/15/22 (Call 05/15/17)[a]	10,300	11,163,246

Security	Principal (000s)	Value

8.25%, 09/01/21 (Call 09/01/16)	$7,970	$8,710,932
Chesapeake Energy Corp.
3.25%, 03/15/16 (Call 03/31/14)[a]	9,925	10,013,031
5.38%, 06/15/21 (Call 06/15/16)	14,050	15,056,833
5.75%, 03/15/23[a]	20,250	21,698,649
6.13%, 02/15/21[a]	19,580	21,727,115
6.50%, 08/15/17[a]	11,250	12,731,746
6.63%, 08/15/20[a]	25,500	29,085,606
7.25%, 12/15/18	14,345	16,811,334
9.50%, 02/15/15	11,656	12,547,926
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance Inc.
6.63%, 11/15/19 (Call 11/15/15)	11,660	12,300,214
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)	11,450	12,033,321
5.50%, 04/01/23 (Call 10/01/17)	23,700	24,660,002
6.50%, 01/15/22 (Call 01/15/17)	10,030	10,909,518
7.00%, 01/15/21 (Call 01/15/16)[a]	11,960	13,225,795
CONSOL Energy Inc.
8.00%, 04/01/17 (Call 04/01/14)	24,850	25,925,093
8.25%, 04/01/20 (Call 04/01/15)	20,710	22,473,885
Continental Resources Inc.
5.00%, 09/15/22 (Call 03/15/17)	1,496	1,567,060
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.00%, 12/15/20 (Call 12/15/16)	3,615	3,773,844
6.13%, 03/01/22 (Call 11/01/16)[b]	7,600	7,928,722

28	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

DCP Midstream LLC
5.85%, 05/21/43 (Call 05/21/23)[b,c]	$10,705	$10,062,700
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	20,550	19,357,023
6.38%, 08/15/21 (Call 08/15/16)	7,280	7,812,820
8.25%, 02/15/20 (Call 02/15/15)	16,590	18,097,903
El Paso LLC
7.00%, 06/15/17	17,015	19,232,177
7.25%, 06/01/18	9,650	11,051,368
8.25%, 02/15/16	3,800	4,124,714
Energy Transfer Equity LP
5.88%, 01/15/24[a]	8,725	8,855,875
7.50%, 10/15/20	19,180	21,865,200
Energy XXI Gulf Coast Inc.
7.50%, 12/15/21 (Call 12/15/16)[b]	9,890	10,320,514
9.25%, 12/15/17 (Call 12/15/14)	12,600	13,752,527
EP Energy LLC/EP Energy Finance Inc.
Series WI 9.38%, 05/01/20 (Call 05/01/16)	32,615	37,833,400
EP Energy LLC/Everest Acquisition Finance Inc. Series WI
6.88%, 05/01/19 (Call 05/01/15)	13,500	14,536,286
Halcon Resources Corp.
8.88%, 05/15/21 (Call 11/15/16)[a]	23,850	23,875,229
9.25%, 02/15/22 (Call 08/15/17)[a,b]	4,250	4,337,014
9.75%, 07/15/20 (Call 07/15/16)[a]	14,695	15,413,386
9.75%, 07/15/20 (Call 07/15/16)[a,b]	4,100	4,300,434
Kinder Morgan Finance Co. LLC
6.00%, 01/15/18[a,b]	12,990	14,305,035

Security	Principal (000s)	Value

Kinder Morgan Finance Co. ULC
5.70%, 01/05/16[a]	$11,745	$12,551,636
Kinder Morgan Inc.
5.00%, 02/15/21 (Call 01/15/21)[b]	9,250	9,319,375
5.63%, 11/15/23 (Call 08/15/23)[a,b]	10,700	10,766,875
Kodiak Oil & Gas Corp.
5.50%, 02/01/22 (Call 08/01/17)[a]	7,850	8,040,711
8.13%, 12/01/19 (Call 12/01/15)	7,750	8,605,947
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 01/15/17)[b]	3,825	3,901,500
7.38%, 05/01/22 (Call 05/01/17)[a]	10,200	11,298,654
9.50%, 02/15/19 (Call 02/15/15)	11,500	12,767,123
Linn Energy LLC/Linn Energy Finance Corp.
6.50%, 05/15/19 (Call 05/15/15)[a]	12,750	13,349,436
7.00%, 11/01/19 (Call 11/01/15)[a,b]	30,600	31,770,970
7.75%, 02/01/21 (Call 09/15/15)	16,060	17,404,741
8.63%, 04/15/20 (Call 04/15/15)	16,845	18,327,045
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.50%, 07/15/23 (Call 04/15/23)[a]	14,200	13,747,071
5.50%, 02/15/23 (Call 08/15/17)	12,475	12,879,648
6.25%, 06/15/22 (Call 12/15/16)	7,591	8,195,498
6.75%, 11/01/20 (Call 11/01/15)[a]	9,765	10,638,974
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[b]	8,750	8,992,453

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

6.50%, 03/15/21 (Call 03/15/15)[b]	$15,650	$16,476,680
7.00%, 03/31/24 (Call 09/30/18)[a,b]	15,025	15,755,322
Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC
9.25%, 06/01/21 (Call 06/01/16)	8,650	9,086,489
10.75%, 10/01/20 (Call 10/01/16)[a]	10,764	11,812,583
Newfield Exploration Co.
5.63%, 07/01/24	16,150	16,889,615
5.75%, 01/30/22[a]	14,000	15,008,595
6.88%, 02/01/20 (Call 02/01/15)[a]	13,885	14,872,210
7.13%, 05/15/18 (Call 03/31/14)	3,706	3,839,581
NGPL PipeCo LLC
7.12%, 12/15/17[a,b]	22,040	21,591,239
9.63%, 06/01/19 (Call 06/01/15)[a,b]	10,350	10,999,952
Oasis Petroleum Inc.
6.50%, 11/01/21 (Call 11/01/16)	7,050	7,614,000
6.88%, 03/15/22 (Call 09/15/17)[a,b]	14,975	16,322,750
6.88%, 01/15/23 (Call 07/15/17)	7,950	8,625,750
7.25%, 02/01/19 (Call 02/01/15)[a]	7,015	7,523,588
Peabody Energy Corp.
6.00%, 11/15/18	24,650	26,595,467
6.25%, 11/15/21[a]	22,078	22,925,521
6.50%, 09/15/20[a]	10,570	11,217,420
7.38%, 11/01/16	11,996	13,530,402
Penn Virginia Corp.
8.50%, 05/01/20 (Call 05/01/17)[a]	11,350	12,555,938
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II
6.50%, 05/15/21 (Call 05/15/16)	7,500	7,877,037

Security	Principal (000s)	Value

8.38%, 06/01/20 (Call 06/01/16)[a]	$10,534	$11,758,578
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)[a]	11,450	11,337,102
5.38%, 10/01/22 (Call 07/01/22)[a]	5,960	5,975,416
6.88%, 03/01/21	11,450	12,516,166
Range Resources Corp.
5.00%, 08/15/22 (Call 02/15/17)	11,000	11,292,657
5.00%, 03/15/23 (Call 03/15/18)	12,250	12,422,882
5.75%, 06/01/21 (Call 06/01/16)	8,500	9,130,081
6.75%, 08/01/20 (Call 08/01/15)	9,750	10,579,220
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)[a]	12,000	11,188,075
5.50%, 04/15/23 (Call 10/15/17)[a]	10,850	10,931,375
5.75%, 09/01/20 (Call 06/01/20)	6,650	6,943,875
5.88%, 03/01/22 (Call 01/01/22)	4,000	4,179,200
6.50%, 07/15/21 (Call 07/15/16)[a]	10,000	10,825,000
6.88%, 12/01/18 (Call 12/01/14)	12,480	13,322,400
Rockies Express Pipeline LLC
3.90%, 04/15/15[b]	8,700	8,749,663
5.63%, 04/15/20[a,b]	14,840	14,250,975
6.00%, 01/15/19[b]	8,975	8,888,229
6.85%, 07/15/18[a,b]	8,650	8,853,784
Rosetta Resources Inc.
5.63%, 05/01/21 (Call 05/01/17)[a]	4,600	4,721,542
5.88%, 06/01/22 (Call 12/01/17)	11,810	12,125,981

30	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

Sabine Pass Liquefaction LLC
5.63%, 04/15/23[a,b]	$14,350	$14,053,430
5.88%, 02/01/21[a,b]	33,650	34,407,125
6.25%, 03/15/22[b]	9,600	9,859,115
Samson Investment Co.
10.75%, 02/15/20 (Call 02/15/16)[a,b]	33,730	37,364,414
SandRidge Energy Inc.
7.50%, 03/15/21 (Call 03/15/16)[a]	19,370	20,355,209
7.50%, 02/15/23 (Call 08/15/17)[a]	13,650	14,366,625
8.13%, 10/15/22 (Call 04/15/17)[a]	12,550	13,484,755
8.75%, 01/15/20 (Call 01/15/15)[a]	8,875	9,584,685
SESI LLC
6.38%, 05/01/19 (Call 05/01/15)	7,750	8,258,171
7.13%, 12/15/21 (Call 12/15/16)	12,910	14,346,959
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)[a,b]	8,825	8,584,806
6.50%, 01/01/23 (Call 07/01/17)	7,777	8,316,373
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/18)[a,b]	11,050	10,351,802
5.25%, 05/01/23 (Call 11/01/17)	12,750	12,790,648
6.88%, 02/01/21 (Call 02/01/16)	9,900	10,687,209
Tesoro Corp.
4.25%, 10/01/17 (Call 09/01/17)[a]	1,700	1,784,881
5.38%, 10/01/22 (Call 10/01/17)[a]	10,675	10,987,084
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
6.13%, 10/15/21 (Call 10/15/16)[a]	4,400	4,602,926

Security	Principal (000s)	Value

Ultra Petroleum Corp.
5.75%, 12/15/18 (Call 12/15/15)[a,b]	$2,700	$2,855,250
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	20,250	21,414,375
5.75%, 03/15/21 (Call 12/15/20)	14,675	15,849,000
WPX Energy Inc.
5.25%, 01/15/17[a]	2,800	3,006,251
6.00%, 01/15/22 (Call 10/15/21)[a]	20,045	20,355,758

		1,737,121,533
PAPER & FOREST PRODUCTS — 0.07%
Verso Paper Holdings LLC/Verso Paper Inc.
11.75%, 01/15/19 (Call 01/15/15)[a]	8,900	9,556,375

		9,556,375
PHARMACEUTICALS — 1.92%
Endo Finance Co.
5.75%, 01/15/22 (Call 01/15/17)[a,b]	12,075	12,497,625
Endo Health Solutions Inc.
7.00%, 07/15/19 (Call 07/15/15)	9,700	10,524,500
7.00%, 12/15/20 (Call 12/15/15)[a]	9,120	9,895,200
7.25%, 01/15/22 (Call 07/15/16)[a]	7,900	8,690,000
Forest Laboratories Inc.
4.38%, 02/01/19[b]	7,025	7,499,188
4.88%, 02/15/21[b]	12,000	12,825,000
5.00%, 12/15/21[b]	16,850	18,029,500
NBTY Inc.
9.00%, 10/01/18 (Call 10/01/14)	9,125	9,877,812
Valeant Pharmaceuticals International Inc.
5.63%, 12/01/21 (Call 12/01/16)[b]	4,850	5,141,000
6.38%, 10/15/20 (Call 10/15/16)[a,b]	36,850	40,258,625

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

6.75%, 10/01/17 (Call 10/01/14)[b]	$8,900	$9,434,000
6.75%, 08/15/21 (Call 02/15/16)[a,b]	13,020	14,175,525
6.88%, 12/01/18 (Call 12/01/14)[b]	18,250	19,436,250
7.00%, 10/01/20 (Call 10/01/15)[b]	14,085	15,370,256
7.25%, 07/15/22 (Call 07/15/16)[a,b]	11,150	12,404,375
VPII Escrow Corp./Valeant Pharmaceuticals International Inc.
6.75%, 08/15/18 (Call 08/15/15)[b]	22,300	24,530,000
7.50%, 07/15/21 (Call 07/15/16)[b]	26,150	29,745,625

		260,334,481
PROFESSIONAL SERVICES — 0.09%
Jaguar Holding Co.
9.50%, 12/01/19 (Call 12/01/14)[a,b]	11,461	12,821,994

		12,821,994
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.15%
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	12,875	12,939,375
Realogy Group LLC/Sunshine Group Florida Ltd. (The)
3.38%, 05/01/16[a,b]	6,750	6,783,751

		19,723,126
ROAD & RAIL — 0.80%
Aviation Capital Group Corp.
3.88%, 09/27/16[b]	8,100	8,383,500
6.75%, 04/06/21[b]	13,690	14,990,550
7.13%, 10/15/20[b]	5,215	5,853,837
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.50%, 04/01/23 (Call 04/01/18)	4,350	4,388,063
8.25%, 01/15/19 (Call 10/15/14)	12,500	13,466,344

Security	Principal (000s)	Value

Hertz Corp. (The)
5.88%, 10/15/20 (Call 10/15/15)[a]	$12,650	$13,472,247
6.25%, 10/15/22 (Call 10/15/17)[a]	1,550	1,641,067
6.75%, 04/15/19 (Call 04/15/15)[a]	20,600	22,089,924
7.38%, 01/15/21 (Call 01/15/16)	9,725	10,703,705
7.50%, 10/15/18 (Call 10/15/14)[a]	13,200	14,113,963

		109,103,200
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.18%
Advanced Micro Devices Inc.
6.75%, 03/01/19[b]	8,450	8,488,053
7.50%, 08/15/22[a]	9,150	9,084,679
7.75%, 08/01/20 (Call 08/01/15)[a]	8,800	9,053,000
8.13%, 12/15/17 (Call 03/31/14)[a]	10,970	11,465,968
Amkor Technology Inc.
6.38%, 10/01/22 (Call 10/01/16)[a]	6,575	6,788,687
6.63%, 06/01/21 (Call 06/01/15)[a]	7,925	8,355,559
Freescale Semiconductor Inc.
5.00%, 05/15/21 (Call 05/15/16)[a,b]	8,350	8,502,661
6.00%, 01/15/22 (Call 11/15/16)[a,b]	13,740	14,556,277
8.05%, 02/01/20 (Call 06/01/15)[a]	13,300	14,609,832
10.13%, 12/15/16 (Call 03/20/14)[a]	1,278	1,305,158
10.75%, 08/01/20 (Call 08/01/15)[a]	10,980	12,741,669
Micron Technology Inc.
5.88%, 02/15/22 (Call 02/15/17)[b]	3,650	3,805,125
NXP BV/NXP Funding LLC
3.50%, 09/15/16[a,b]	10,500	10,762,500
3.75%, 06/01/18[b]	9,525	9,620,250

32	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

5.75%, 02/15/21 (Call 02/15/17)[a,b]	$10,075	$10,679,500
5.75%, 03/15/23 (Call 03/15/18)[b]	950	997,500
Sensata Technologies BV
4.88%, 10/15/23[b]	9,473	9,283,540
6.50%, 05/15/19 (Call 05/15/15)[b]	9,550	10,242,375

		160,342,333
SOFTWARE — 0.93%
Activision Blizzard Inc.
5.63%, 09/15/21 (Call 09/15/16)[a,b]	26,800	28,739,106
6.13%, 09/15/23 (Call 09/15/18)[a,b]	12,575	13,616,312
BMC Software Inc.
8.13%, 07/15/21 (Call 07/15/16)[b]	24,675	25,939,594
Infor US Inc.
9.38%, 04/01/19 (Call 04/01/15)[a]	16,900	19,097,000
11.50%, 07/15/18 (Call 07/15/15)	11,770	13,667,912
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[a,b]	18,150	18,150,000
NuStar Logistics LP
4.80%, 09/01/20	7,918	7,713,914

		126,923,838
SPECIALTY RETAIL — 1.60%
Best Buy Co. Inc.
5.00%, 08/01/18	8,700	8,993,625
5.50%, 03/15/21 (Call 12/15/20)[a]	10,850	10,809,313
Claire’s Stores Inc.
8.88%, 03/15/19 (Call 03/15/15)[a]	8,005	7,764,850
9.00%, 03/15/19 (Call 03/15/15)[a,b]	19,500	20,475,000
L Brands Inc.
5.63%, 02/15/22	18,800	19,740,000
5.63%, 10/15/23[a]	5,000	5,225,000
6.63%, 04/01/21[a]	16,040	18,004,900

Security	Principal (000s)	Value

6.90%, 07/15/17	$13,162	$15,070,490
7.00%, 05/01/20[a]	8,460	9,665,550
8.50%, 06/15/19[a]	8,950	10,851,875
Michaels Stores Inc.
7.75%, 11/01/18 (Call 11/01/14)	16,655	17,862,487
Party City Holdings Inc. Series WI
8.88%, 08/01/20 (Call 08/01/15)[a]	13,200	14,652,000
Petco Animal Supplies Inc.
9.25%, 12/01/18 (Call 03/31/14)[a,b]	10,050	10,803,750
Sally Holdings LLC/Sally Capital Inc.
5.75%, 06/01/22 (Call 06/01/17)[a]	14,450	15,317,000
6.88%, 11/15/19 (Call 11/15/15)[a]	12,250	13,444,375
Toys R Us Inc.
10.38%, 08/15/17 (Call 02/15/15)[a]	8,450	7,309,250
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 03/31/14)[a]	10,975	11,276,812

		217,266,277
TEXTILES, APPAREL & LUXURY GOODS — 0.40%
Hanesbrands Inc.
6.38%, 12/15/20 (Call 12/15/15)[a]	17,080	18,766,650
Levi Strauss & Co.
6.88%, 05/01/22 (Call 05/01/17)	12,000	13,170,000
7.63%, 05/15/20 (Call 05/15/15)[a]	4,800	5,232,000
PVH Corp.
4.50%, 12/15/22 (Call 12/15/17)[a]	11,425	11,310,750
7.38%, 05/15/20 (Call 05/15/15)	5,351	5,926,233

		54,405,633

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

TOBACCO — 1.65%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 10/15/15)	$52,600	$54,967,000
6.88%, 02/15/21 (Call 02/15/16)[a]	16,700	18,140,375
7.13%, 04/15/19 (Call 10/15/14)	21,215	22,514,419
7.88%, 08/15/19 (Call 08/15/15)[a]	24,510	27,052,912
8.25%, 02/15/21 (Call 02/15/16)[a]	16,405	17,922,463
8.50%, 05/15/18 (Call 05/15/14)[a]	14,860	15,640,150
9.00%, 04/15/19 (Call 10/15/14)[a]	25,425	27,331,875
9.88%, 08/15/19 (Call 08/15/15)	36,021	40,523,625

		224,092,819
TRADING COMPANIES & DISTRIBUTORS — 2.75%
Aircastle Ltd.
4.63%, 12/15/18[a]	7,300	7,556,274
6.25%, 12/01/19[a]	5,950	6,440,875
6.75%, 04/15/17[a]	9,000	10,056,281
9.75%, 08/01/18 (Call 08/01/14)[a]	6,375	6,885,000
International Lease Finance Corp.
3.88%, 04/15/18	12,500	12,812,500
4.63%, 04/15/21	11,100	11,211,000
4.88%, 04/01/15	13,550	14,057,439
5.75%, 05/15/16[a]	19,010	20,515,324
5.88%, 04/01/19[a]	12,300	13,525,791
5.88%, 08/15/22[a]	13,700	14,659,000
6.25%, 05/15/19[a]	19,850	22,249,903
6.75%, 09/01/16[b]	17,600	19,782,205
7.13%, 09/01/18[b]	22,400	26,162,320
8.25%, 12/15/20	16,880	20,672,568
8.63%, 09/15/15	20,050	22,176,838
8.63%, 01/15/22	11,300	14,092,999
8.75%, 03/15/17	25,150	29,640,834
8.88%, 09/01/17[a]	6,000	7,204,394

Security	Principal (000s)	Value

United Rentals (North America) Inc.
5.75%, 07/15/18 (Call 07/15/15)	$13,600	$14,576,386
6.13%, 06/15/23 (Call 12/15/17)[a]	7,500	7,931,250
7.38%, 05/15/20 (Call 05/15/16)	11,100	12,382,565
7.63%, 04/15/22 (Call 04/15/17)	20,950	23,727,813
8.25%, 02/01/21 (Call 02/01/16)	12,295	13,831,875
8.38%, 09/15/20 (Call 09/15/15)[a]	14,610	16,316,565
9.25%, 12/15/19 (Call 12/15/14)	4,460	4,899,283

		373,367,282
TRANSPORTATION INFRASTRUCTURE — 0.16%
CHC Helicopter SA
9.25%, 10/15/20 (Call 10/15/15)[a]	20,003	21,750,488

		21,750,488
WIRELESS TELECOMMUNICATION SERVICES — 5.92%
Cricket Communications Inc.
7.75%, 10/15/20 (Call 10/15/15)	26,800	30,384,500
Crown Castle International Corp.
5.25%, 01/15/23[a]	27,075	27,718,031
7.13%, 11/01/19 (Call 11/01/14)[a]	10,750	11,475,625
MetroPCS Wireless Inc.
6.63%, 11/15/20 (Call 11/15/15)	20,420	21,874,925
7.88%, 09/01/18 (Call 09/01/14)[a]	18,965	20,197,725
Millicom International Cellular SA
4.75%, 05/22/20 (Call 05/22/17)[b]	7,978	7,758,605
6.63%, 10/15/21 (Call 10/15/17)[b]	6,410	6,698,450

34	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value

NII Capital Corp.
7.63%, 04/01/21 (Call 04/01/16)[a]	$20,550	$7,552,125
8.88%, 12/15/19 (Call 12/15/14)[a]	10,760	4,734,400
10.00%, 08/15/16 (Call 03/31/14)[a]	11,260	5,151,450
NII International Telecom SCA
7.88%, 08/15/19 (Call 02/15/17)[a,b]	12,200	8,479,000
11.38%, 08/15/19 (Call 02/15/17)[a,b]	15,850	11,689,375
SBA Communications Corp.
5.63%, 10/01/19 (Call 10/01/16)[a]	8,600	8,997,750
Sprint Communications Inc.
6.00%, 12/01/16[a]	37,950	41,507,812
6.00%, 11/15/22[a]	40,550	41,665,125
7.00%, 03/01/20[a,b]	20,550	23,683,875
7.00%, 08/15/20[a]	25,700	28,045,125
8.38%, 08/15/17[a]	22,320	26,170,200
9.00%, 11/15/18[b]	50,470	61,636,487
9.13%, 03/01/17[a]	20,950	24,799,563
11.50%, 11/15/21[a]	13,620	18,250,800
Sprint Corp.
7.13%, 06/15/24[a,b]	39,300	41,363,250
7.25%, 09/15/21[b]	37,600	41,172,000
7.88%, 09/15/23[b]	68,850	76,251,375
T-Mobile USA Inc.
5.25%, 09/01/18 (Call 09/01/15)	12,950	13,662,250
6.13%, 01/15/22 (Call 01/15/18)[a]	11,700	12,358,125
6.25%, 04/01/21 (Call 04/01/17)[a]	34,950	37,396,500
6.46%, 04/28/19 (Call 04/28/15)[a]	13,700	14,641,875
6.50%, 01/15/24 (Call 01/15/19)[a]	14,925	15,820,500
6.54%, 04/28/20 (Call 04/28/16)	19,175	20,804,875
6.63%, 04/28/21 (Call 04/28/17)[a]	26,525	28,746,469

Security	Principal or Shares (000s)	Value

6.63%, 04/01/23 (Call 04/01/18)[a]	$30,475	$32,760,625
6.73%, 04/28/22 (Call 04/28/17)	25,450	27,486,000
6.84%, 04/28/23 (Call 04/28/18)[a]	2,325	2,522,625

		803,457,417

TOTAL CORPORATE BONDS & NOTES
(Cost: $12,871,048,021)		13,277,187,480

SHORT-TERM INVESTMENTS — 18.72%

MONEY MARKET FUNDS — 18.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[e,f,g]	2,272,835	2,272,835,305
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,f,g]	191,149	191,149,347
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	78,243	78,242,595

		2,542,227,247

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,542,227,247)		2,542,227,247

TOTAL INVESTMENTS IN SECURITIES — 116.48%
(Cost: $15,413,275,268)		15,819,414,727
Other Assets, Less Liabilities — (16.48)%		(2,238,555,474)

NET ASSETS — 100.00%		$13,580,859,253

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Payment-in-kind (PIK) security. Income may be paid in cash or additional securities at the issuer’s discretion.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 96.94%

AEROSPACE & DEFENSE — 1.82%
Boeing Co. (The)
4.88%, 02/15/20[a]	$4,277	$4,841,847
General Dynamics Corp.
1.00%, 11/15/17	1,900	1,873,895
2.25%, 11/15/22 (Call 08/15/22)	15,685	14,530,109
Honeywell International Inc.
4.25%, 03/01/21	3,126	3,428,595
5.00%, 02/15/19	11,037	12,566,954
5.30%, 03/01/18	7,983	9,142,247
L-3 Communications Corp.
4.75%, 07/15/20	8,023	8,543,402
5.20%, 10/15/19[a]	9,715	10,716,130
Lockheed Martin Corp.
3.35%, 09/15/21[a]	22,179	22,631,330
4.07%, 12/15/42	8,000	7,438,770
4.25%, 11/15/19	1,872	2,039,861
Northrop Grumman Corp.
1.75%, 06/01/18	4,086	4,055,605
3.25%, 08/01/23	17,235	16,521,173
4.75%, 06/01/43[a]	7,750	7,723,331
Precision Castparts Corp.
1.25%, 01/15/18	18,254	18,025,073
2.50%, 01/15/23 (Call 10/15/22)	4,125	3,863,107
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	1,500	1,406,045
3.13%, 10/15/20	19,845	20,337,525
United Technologies Corp.
1.80%, 06/01/17	14,922	15,251,754
3.10%, 06/01/22	25,087	25,161,523
4.50%, 04/15/20	16,415	18,216,440
4.50%, 06/01/42	39,164	39,771,590
5.38%, 12/15/17	9,888	11,335,105
5.70%, 04/15/40	5,355	6,385,420
6.13%, 02/01/19	5,638	6,715,097
6.13%, 07/15/38[a]	12,041	15,083,009

		307,604,937

Security	Principal (000s)	Value
AIR FREIGHT & LOGISTICS — 0.49%
FedEx Corp.
4.00%, 01/15/24	$12,651	$12,853,626
5.10%, 01/15/44	10,000	10,315,474
United Parcel Service Inc.
2.45%, 10/01/22[a]	15,650	14,854,434
3.13%, 01/15/21[a]	7,536	7,747,367
5.13%, 04/01/19	18,874	21,644,222
5.50%, 01/15/18	1,269	1,456,594
6.20%, 01/15/38	10,910	13,785,616

		82,657,333
AUTOMOBILES — 0.22%
Ford Motor Co.
4.75%, 01/15/43[a]	19,388	18,641,448
7.45%, 07/16/31	14,475	18,587,906

		37,229,354
BEVERAGES — 3.15%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	13,500	13,357,825
2.15%, 02/01/19	13,000	13,104,334
2.63%, 01/17/23	6,500	6,170,127
3.70%, 02/01/24	20,750	21,092,732
4.00%, 01/17/43	12,380	11,430,487
4.63%, 02/01/44	9,000	9,178,946
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	14,950	15,027,339
2.50%, 07/15/22	9,917	9,413,982
3.75%, 07/15/42	11,281	9,995,055
5.00%, 04/15/20	16,352	18,550,217
5.38%, 01/15/20	30,988	35,789,448
6.88%, 11/15/19	9,027	11,128,176
7.75%, 01/15/19	19,728	24,691,800
8.20%, 01/15/39	9,980	15,135,266
Bottling Group LLC
5.13%, 01/15/19	12,037	13,715,008
Coca-Cola Co. (The)
1.15%, 04/01/18	17,000	16,776,919
1.65%, 03/14/18	6,478	6,516,703
1.65%, 11/01/18	17,500	17,469,305
2.45%, 11/01/20	15,645	15,583,506
3.15%, 11/15/20	9,597	9,947,730

36	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value
3.20%, 11/01/23	$20,500	$20,193,279
3.30%, 09/01/21	23,003	23,738,270
5.35%, 11/15/17	3,800	4,348,417
Diageo Capital PLC
1.50%, 05/11/17	7,525	7,590,547
2.63%, 04/29/23 (Call 01/29/23)	10,636	9,946,813
5.75%, 10/23/17	9,797	11,246,203
Diageo Investment Corp.
2.88%, 05/11/22	10,204	9,927,962
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	8,285	10,918,026
PepsiCo Inc.
1.25%, 08/13/17	9,564	9,561,554
2.25%, 01/07/19 (Call 12/07/18)	4,600	4,652,093
2.75%, 03/05/22	11,929	11,583,878
2.75%, 03/01/23	21,225	20,137,308
3.00%, 08/25/21	5,496	5,531,344
3.13%, 11/01/20	11,581	11,879,066
3.60%, 03/01/24 (Call 12/01/23)	12,000	12,030,035
4.00%, 03/05/42	8,700	7,993,830
4.50%, 01/15/20	11,534	12,801,311
4.88%, 11/01/40	5,885	6,171,885
5.00%, 06/01/18	6,635	7,501,943
5.50%, 01/15/40	9,785	11,060,030
7.90%, 11/01/18	14,804	18,663,498

		531,552,197
BIOTECHNOLOGY — 1.21%
Amgen Inc.
2.13%, 05/15/17	13,191	13,537,095
3.45%, 10/01/20	14,500	15,097,356
3.63%, 05/15/22 (Call 02/15/22)[a]	5,650	5,774,513
3.88%, 11/15/21 (Call 08/15/21)	13,275	13,959,114
4.10%, 06/15/21 (Call 03/15/21)[a]	15,445	16,512,432
5.15%, 11/15/41 (Call 05/15/41)[a]	26,632	27,825,747

Security	Principal (000s)	Value
5.38%, 05/15/43 (Call 11/15/42)[a]	$10,450	$11,351,458
5.65%, 06/15/42 (Call 12/15/41)[a]	7,500	8,366,042
5.70%, 02/01/19	9,983	11,640,997
5.85%, 06/01/17	3,380	3,855,314
6.38%, 06/01/37[a]	11,339	13,661,326
6.40%, 02/01/39	12,173	14,730,153
Celgene Corp.
3.25%, 08/15/22	13,650	13,368,029
Gilead Sciences Inc.
4.40%, 12/01/21 (Call 09/01/21)	15,810	17,176,982
4.50%, 04/01/21 (Call 01/01/21)	2,184	2,393,195
5.65%, 12/01/41 (Call 06/01/41)	13,255	15,353,374

		204,603,127
CAPITAL MARKETS — 6.75%
Ameriprise Financial Inc.
4.00%, 10/15/23	5,110	5,208,100
5.30%, 03/15/20	6,000	6,880,610
Bank of New York Mellon Corp. (The)
2.10%, 01/15/19 (Call 12/15/18)	5,668	5,682,235
3.55%, 09/23/21 (Call 08/23/21)	16,920	17,583,555
3.65%, 02/04/24 (Call 01/05/24)	6,000	6,090,366
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
6.40%, 10/02/17[a]	24,855	28,894,628
7.25%, 02/01/18	20,617	24,729,628
Deutsche Bank AG London
2.50%, 02/13/19	8,000	8,076,173
6.00%, 09/01/17	33,799	38,735,117
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	25,517	25,900,740
2.90%, 07/19/18	35,589	36,560,448
3.63%, 01/22/23[a]	31,845	31,448,542

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value
4.00%, 03/03/24	$3,425	$3,441,934
5.25%, 07/27/21	39,396	43,901,027
5.38%, 03/15/20	12,632	14,258,066
5.75%, 01/24/22	43,418	49,602,946
5.95%, 01/18/18	23,527	26,884,122
5.95%, 01/15/27	5,175	5,657,549
6.00%, 06/15/20	15,625	18,110,742
6.13%, 02/15/33[a]	14,080	16,425,097
6.15%, 04/01/18	39,980	46,071,049
6.25%, 09/01/17	30,670	35,251,981
6.25%, 02/01/41	26,832	32,096,245
6.45%, 05/01/36	5,729	6,376,201
6.75%, 10/01/37	49,514	57,060,869
7.50%, 02/15/19	19,250	23,566,189
Jefferies Group LLC
5.13%, 04/13/18	16,419	18,025,985
6.88%, 04/15/21	432	504,109
Merrill Lynch & Co. Inc.
5.70%, 05/02/17	5,000	5,578,898
Morgan Stanley
2.13%, 04/25/18	1,750	1,760,570
2.50%, 01/24/19[a]	36,350	36,558,853
3.75%, 02/25/23[a]	39,820	39,796,096
4.10%, 05/22/23	35,490	35,314,019
4.75%, 03/22/17	24,425	26,792,413
4.88%, 11/01/22	8,130	8,596,894
5.00%, 11/24/25	23,595	24,536,589
5.50%, 01/26/20[a]	21,133	24,062,347
5.50%, 07/24/20[a]	10,575	12,039,335
5.50%, 07/28/21[a]	23,536	26,793,319
5.63%, 09/23/19	30,562	35,135,356
5.75%, 01/25/21	28,534	32,801,340
5.95%, 12/28/17	11,285	12,929,755
6.25%, 08/28/17	10,736	12,374,036
6.38%, 07/24/42[a]	16,037	19,763,452
6.63%, 04/01/18	34,980	41,136,050
7.25%, 04/01/32[a]	2,362	3,059,215
7.30%, 05/13/19	35,755	43,796,907
Series F
5.55%, 04/27/17[a]	15,730	17,626,984
Nomura Holdings Inc.
6.70%, 03/04/20	13,748	16,089,731
Northern Trust Corp.
3.95%, 10/30/25	6,500	6,594,778

Security	Principal (000s)	Value
State Street Corp.
3.10%, 05/15/23	$8,000	$7,619,249
3.70%, 11/20/23	6,680	6,799,818
4.38%, 03/07/21	8,915	9,825,232

		1,140,405,489
CHEMICALS — 1.92%
CF Industries Inc.
3.45%, 06/01/23	14,000	13,307,624
4.95%, 06/01/43[a]	10,495	10,025,275
6.88%, 05/01/18	100	116,520
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	1,350	1,287,742
4.13%, 11/15/21 (Call 08/15/21)[a]	18,066	18,954,303
4.25%, 11/15/20 (Call 08/15/20)	15,408	16,461,907
4.38%, 11/15/42 (Call 05/15/42)	10,250	9,392,529
5.25%, 11/15/41 (Call 05/15/41)	8,645	8,954,594
7.38%, 11/01/29	8,235	10,628,775
8.55%, 05/15/19	21,700	28,074,486
9.40%, 05/15/39	8,509	13,212,721
E.I. du Pont de Nemours and Co.
2.80%, 02/15/23	13,597	12,882,805
3.63%, 01/15/21	8,500	8,863,698
4.15%, 02/15/43	6,175	5,837,288
4.63%, 01/15/20	11,823	13,158,317
6.00%, 07/15/18	14,631	17,109,720
Eastman Chemical Co.
2.40%, 06/01/17	18,350	18,859,235
3.60%, 08/15/22 (Call 05/15/22)	5,838	5,806,212
Ecolab Inc.
4.35%, 12/08/21	9,488	10,206,040
5.50%, 12/08/41	7,598	8,506,871
LYB International Finance BV
4.00%, 07/15/23	11,190	11,386,944
5.25%, 07/15/43[a]	9,750	10,266,750
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	21,000	23,422,342

38	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value
5.75%, 04/15/24 (Call 01/15/24)[a]	$10,900	$12,504,874
6.00%, 11/15/21 (Call 08/17/21)	8,472	9,971,314
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)[a]	11,000	11,160,757
Rohm and Haas Co.
6.00%, 09/15/17	1,167	1,339,632
7.85%, 07/15/29[a]	10,075	13,469,917

		325,169,192
COMMERCIAL BANKS — 10.62%
Abbey National Treasury Services PLC
3.05%, 08/23/18	3,827	3,977,830
Australia and New Zealand Banking Group Ltd.
1.88%, 10/06/17[a]	12,000	12,137,063
Bank of America N.A.
5.30%, 03/15/17	20,500	22,784,301
6.00%, 10/15/36	6,895	8,171,355
Bank of Montreal
1.40%, 09/11/17[a]	9,700	9,690,300
1.45%, 04/09/18 (Call 03/09/18)	11,600	11,455,609
2.38%, 01/25/19 (Call 12/25/18)	8,950	9,100,309
2.55%, 11/06/22 (Call 10/06/22)	13,200	12,444,111
Bank of Nova Scotia
1.38%, 12/18/17 (Call 11/18/17)	3,500	3,478,469
1.45%, 04/25/18[a]	18,000	17,758,800
2.05%, 10/30/18	10,000	10,026,623
2.55%, 01/12/17	13,246	13,794,741
4.38%, 01/13/21	3,424	3,766,401
Barclays Bank PLC
2.50%, 02/20/19[a]	15,600	15,755,367
5.13%, 01/08/20[a]	9,205	10,414,728
5.14%, 10/14/20[a]	17,434	18,889,519
6.75%, 05/22/19	19,664	23,774,887
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	6,448	6,491,290

Security	Principal (000s)	Value
2.15%, 03/22/17 (Call 02/22/17)	$2,835	$2,915,447
BNP Paribas SA
2.38%, 09/14/17[a]	24,664	25,367,476
2.40%, 12/12/18[a]	15,000	15,121,017
2.70%, 08/20/18	7,780	7,974,511
3.25%, 03/03/23[a]	5,625	5,449,940
5.00%, 01/15/21[a]	33,620	37,537,144
BPCE SA
2.50%, 12/10/18	20,500	20,544,198
Branch Banking & Trust Co.
2.30%, 10/15/18 (Call 09/15/18)[a]	15,500	15,739,844
Commonwealth Bank of Australia
1.90%, 09/18/17[a]	9,675	9,800,199
Credit Suisse New York
4.38%, 08/05/20[a]	12,380	13,511,427
5.30%, 08/13/19[a]	18,652	21,394,452
5.40%, 01/14/20[a]	12,352	13,963,984
6.00%, 02/15/18[a]	12,008	13,893,256
Discover Bank
2.00%, 02/21/18	8,250	8,236,819
4.20%, 08/08/23	8,000	8,210,468
Fifth Third Bancorp
4.30%, 01/16/24 (Call 12/16/23)	520	525,574
8.25%, 03/01/38	14,413	20,262,141
HSBC Bank (USA) N.A.
4.88%, 08/24/20	5,510	6,032,219
5.63%, 08/15/35[a]	1,493	1,637,654
5.88%, 11/01/34	4,000	4,506,218
HSBC Holdings PLC
4.00%, 03/30/22	19,563	20,253,556
4.88%, 01/14/22	14,000	15,351,606
5.10%, 04/05/21[a]	27,155	30,431,829
6.10%, 01/14/42	9,525	11,678,226
6.50%, 05/02/36	22,425	26,750,345
6.50%, 09/15/37	29,204	34,996,964
6.80%, 06/01/38	17,690	21,866,535
HSBC USA Inc.
1.63%, 01/16/18	16,295	16,236,115
2.63%, 09/24/18	2,000	2,053,440
5.00%, 09/27/20[a]	3,000	3,276,654

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value
Intesa Sanpaolo SpA
3.88%, 01/16/18	$13,390	$13,852,580
3.88%, 01/15/19[a]	12,000	12,252,618
5.25%, 01/12/24	19,675	20,338,069
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	30,230	34,724,902
KeyBank N.A.
1.65%, 02/01/18	9,000	8,960,582
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	10,000	10,042,190
5.10%, 03/24/21[a]	10,201	11,422,149
Lloyds Bank PLC
2.30%, 11/27/18	11,830	11,909,625
6.38%, 01/21/21	7,133	8,591,807
Murray Street Investment Trust I
4.65%, 03/09/17[b]	16,150	17,540,240
National Australia Bank Ltd.
2.30%, 07/25/18[a]	7,000	7,098,155
2.75%, 03/09/17	11,500	12,013,378
3.00%, 01/20/23[a]	9,134	8,708,888
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)[c]	7,500	7,557,573
PNC Bank N.A.
2.20%, 01/28/19 (Call 12/29/18)[d]	3,525	3,552,652
2.70%, 11/01/22 (Call 10/01/22)[d]	15,250	14,329,353
2.95%, 01/30/23 (Call 12/30/22)[d]	5,000	4,766,868
3.80%, 07/25/23 (Call 06/25/23)[a,d]	17,100	17,242,566
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[d]	7,069	7,088,097
4.38%, 08/11/20[d]	3,523	3,872,955
5.13%, 02/08/20[d]	3,769	4,294,313
Rabobank Nederland
1.70%, 03/19/18[a]	18,400	18,366,762
2.25%, 01/14/19	20,000	20,093,198
3.88%, 02/08/22	28,435	29,338,229
3.95%, 11/09/22[a]	15,500	15,303,207
4.50%, 01/11/21[a]	16,043	17,397,955

Security	Principal (000s)	Value
4.63%, 12/01/23	$19,250	$19,774,349
5.25%, 05/24/41[a]	20,455	22,080,354
5.75%, 12/01/43[a]	6,000	6,499,573
Royal Bank of Canada
1.50%, 01/16/18[a]	11,500	11,456,240
2.20%, 07/27/18	24,046	24,395,852
Royal Bank of Scotland Group PLC
5.63%, 08/24/20[a]	5,931	6,739,761
6.13%, 01/11/21[a]	11,077	12,959,993
6.40%, 10/21/19	16,412	19,029,085
Societe Generale SA
2.63%, 10/01/18	10,500	10,672,592
2.75%, 10/12/17[a]	10,750	11,125,847
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18[a]	6,750	6,680,538
1.80%, 07/18/17	14,000	14,146,894
2.45%, 01/10/19	11,000	11,149,844
3.20%, 07/18/22	6,099	6,023,374
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	13,385	13,504,183
Svenska Handelsbanken AB
1.63%, 03/21/18	14,050	13,918,187
2.50%, 01/25/19[a]	6,750	6,847,097
2.88%, 04/04/17	11,186	11,716,626
Toronto-Dominion Bank (The)
1.40%, 04/30/18	15,720	15,512,994
2.63%, 09/10/18	12,875	13,308,651
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	15,200	15,505,447
1.95%, 11/15/18 (Call 10/15/18)	7,455	7,509,304
2.95%, 07/15/22 (Call 06/15/22)	22,087	21,211,708
3.00%, 03/15/22 (Call 02/15/22)	3,087	3,067,660
3.70%, 01/30/24 (Call 12/29/23)	3,000	3,063,243
4.13%, 05/24/21 (Call 04/23/21)	10,649	11,491,427
UBS AG Stamford
4.88%, 08/04/20	18,325	20,491,360

40	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value
5.75%, 04/25/18	$18,286	$21,059,070
5.88%, 12/20/17	23,283	26,816,929
Wachovia Bank N.A./Wells Fargo & Co.
5.85%, 02/01/37	9,500	11,377,071
6.00%, 11/15/17	11,272	13,017,626
6.60%, 01/15/38	20,604	26,933,868
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	11,903	12,952,736
5.75%, 06/15/17	20,395	23,303,203
5.75%, 02/01/18	27,293	31,533,702
Wells Fargo & Co.
1.50%, 01/16/18	34,833	34,778,427
2.10%, 05/08/17	12,850	13,238,682
2.15%, 01/15/19[a]	5,000	5,035,593
3.00%, 01/22/21	15,000	15,144,968
3.50%, 03/08/22	19,123	19,547,141
4.13%, 08/15/23	19,500	19,916,602
4.60%, 04/01/21	16,831	18,705,112
5.38%, 02/07/35	550	617,032
5.38%, 11/02/43	27,250	29,061,645
5.61%, 01/15/44	14,144	15,599,058
5.63%, 12/11/17	23,934	27,495,970
Series M
3.45%, 02/13/23	32,425	31,727,435
Wells Fargo Bank N.A.
5.95%, 08/26/36	200	241,167
Westpac Banking Corp.
1.60%, 01/12/18[a]	7,000	6,985,579
2.00%, 08/14/17	11,500	11,717,603
2.25%, 07/30/18	5,795	5,869,235
2.25%, 01/17/19	22,000	22,058,373
4.88%, 11/19/19	18,280	20,502,078

		1,795,207,960
COMMERCIAL SERVICES & SUPPLIES — 0.38%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	5,300	5,292,507
5.00%, 03/01/20[a]	14,107	15,756,522
Unilever Capital Corp.
2.20%, 03/06/19	12,000	12,097,488
4.25%, 02/10/21	19,513	21,312,953

Security	Principal (000s)	Value
4.80%, 02/15/19	$6,814	$7,704,959
5.90%, 11/15/32	2,020	2,565,814

		64,730,243
COMMUNICATIONS EQUIPMENT — 0.77%
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	1,000	980,848
Cisco Systems Inc.
2.13%, 03/01/19	5,000	5,034,323
2.90%, 03/04/21	1,100	1,110,299
3.15%, 03/14/17[a]	11,299	12,023,502
3.63%, 03/04/24	7,000	7,055,805
4.45%, 01/15/20	33,678	37,417,056
4.95%, 02/15/19	17,853	20,290,140
5.50%, 01/15/40	23,963	27,073,412
5.90%, 02/15/39	16,525	19,485,383

		130,470,768
COMPUTERS & PERIPHERALS — 1.71%
Apple Inc.
1.00%, 05/03/18	33,000	32,247,214
2.40%, 05/03/23[a]	62,250	57,542,176
3.85%, 05/04/43	27,177	23,744,972
EMC Corp.
1.88%, 06/01/18	9,508	9,530,440
2.65%, 06/01/20	25,750	25,834,465
3.38%, 06/01/23 (Call 03/01/23)	17,755	17,579,460
Hewlett-Packard Co.
2.60%, 09/15/17	16,600	17,165,499
2.75%, 01/14/19	19,400	19,706,830
3.75%, 12/01/20	6,490	6,660,218
4.30%, 06/01/21[a]	11,510	12,020,975
4.38%, 09/15/21	5,823	6,090,373
4.65%, 12/09/21[a]	22,147	23,565,517
5.50%, 03/01/18[a]	8,780	9,949,984
6.00%, 09/15/41	9,680	10,333,378
Seagate HDD Cayman
3.75%, 11/15/18[c]	7,000	7,218,750
4.75%, 06/01/23[c]	10,750	10,481,250

		289,671,501
CONSUMER FINANCE — 2.69%
American Express Bank FSB
6.00%, 09/13/17	11,737	13,540,421

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value
American Express Co.
1.55%, 05/22/18	$2,887	$2,857,805
2.65%, 12/02/22[a]	19,900	18,889,205
4.05%, 12/03/42	11,046	10,137,986
6.15%, 08/28/17	18,565	21,551,834
7.00%, 03/19/18	18,882	22,739,457
American Express Credit Corp.
2.13%, 07/27/18	8,362	8,463,088
2.38%, 03/24/17	9,250	9,570,794
American Honda Finance Corp.
2.13%, 10/10/18	8,500	8,617,928
Capital One Bank (USA) N.A.
2.25%, 02/13/19	5,000	5,012,387
3.38%, 02/15/23	8,790	8,552,439
8.80%, 07/15/19	7,340	9,462,671
Capital One Financial Corp.
4.75%, 07/15/21	14,750	16,123,313
6.75%, 09/15/17[a]	4,967	5,829,231
Caterpillar Financial Services Corp.
5.45%, 04/15/18	1,427	1,631,922
7.15%, 02/15/19	7,714	9,510,081
Ford Motor Credit Co. LLC
2.38%, 01/16/18	21,500	21,794,606
2.88%, 10/01/18[a]	3,175	3,255,010
3.00%, 06/12/17[a]	6,404	6,683,663
4.25%, 02/03/17	3,908	4,209,892
4.25%, 09/20/22[a]	12,495	12,942,923
4.38%, 08/06/23[a]	9,180	9,488,448
5.00%, 05/15/18	13,121	14,582,043
5.75%, 02/01/21	10,505	12,028,194
5.88%, 08/02/21	26,858	30,992,405
6.63%, 08/15/17	9,008	10,437,777
8.13%, 01/15/20	23,108	29,280,630
HSBC Finance Corp.
6.68%, 01/15/21	34,857	40,839,514
John Deere Capital Corp.
1.95%, 12/13/18	3,259	3,275,821
Toyota Motor Credit Corp.
1.25%, 10/05/17	9,900	9,861,093
1.75%, 05/22/17	2,100	2,140,950
2.00%, 10/24/18	27,400	27,612,128
2.10%, 01/17/19	5,250	5,290,950
3.30%, 01/12/22	16,714	17,052,380

Security	Principal (000s)	Value
3.40%, 09/15/21	$9,889	$10,207,030
4.25%, 01/11/21	5,000	5,475,825
Series B
4.50%, 06/17/20	4,304	4,810,280

		454,752,124
DIVERSIFIED FINANCIAL SERVICES — 12.01%
Associates Corp. of North America
6.95%, 11/01/18	442	529,571
Bank of America Corp.
2.00%, 01/11/18	18,255	18,342,732
2.60%, 01/15/19	16,206	16,409,051
3.30%, 01/11/23[a]	27,074	26,389,125
3.88%, 03/22/17	7,264	7,792,350
4.10%, 07/24/23	20,600	21,177,097
4.13%, 01/22/24	7,441	7,605,011
5.00%, 05/13/21	19,950	22,164,683
5.00%, 01/21/44[a]	12,500	13,073,088
5.42%, 03/15/17	780	862,961
5.63%, 07/01/20	24,045	27,694,394
5.65%, 05/01/18	34,070	38,902,836
5.70%, 01/24/22[a]	20,979	24,234,230
5.75%, 12/01/17	37,450	42,655,921
5.88%, 01/05/21[a]	14,390	16,834,674
5.88%, 02/07/42[a]	16,681	19,469,031
6.00%, 09/01/17[a]	17,315	19,790,905
6.11%, 01/29/37	16,940	19,058,444
6.40%, 08/28/17	13,780	15,921,310
6.88%, 04/25/18	58,015	69,072,003
6.88%, 11/15/18	1,213	1,462,218
7.63%, 06/01/19	16,215	20,187,573
7.75%, 05/14/38	10,048	13,476,727
BP Capital Markets PLC
1.38%, 11/06/17[a]	10,150	10,122,203
1.38%, 05/10/18	11,900	11,709,482
1.85%, 05/05/17	10,585	10,794,486
2.24%, 09/26/18	4,500	4,566,256
2.24%, 05/10/19	13,350	13,417,396
2.50%, 11/06/22	3,000	2,794,256
2.75%, 05/10/23[a]	14,590	13,631,399
3.25%, 05/06/22	25,453	25,302,501
3.56%, 11/01/21	15,000	15,468,776
3.81%, 02/10/24	15,000	15,143,546

42	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value
3.99%, 09/26/23	$2,000	$2,055,520
4.50%, 10/01/20	15,457	17,004,111
4.74%, 03/11/21[a]	14,317	15,924,344
4.75%, 03/10/19	8,587	9,660,857
Citigroup Inc.
1.75%, 05/01/18	9,400	9,289,409
2.50%, 09/26/18[a]	10,246	10,368,003
3.38%, 03/01/23[a]	17,500	17,009,319
3.50%, 05/15/23[a]	15,750	14,984,659
3.88%, 10/25/23[a]	13,215	13,248,525
4.05%, 07/30/22	15,800	16,056,611
4.50%, 01/14/22	28,683	30,607,701
5.38%, 08/09/20	29,312	33,282,583
5.50%, 02/15/17	5,595	6,205,356
5.50%, 09/13/25	14,950	16,133,103
5.88%, 02/22/33	5,550	5,934,070
5.88%, 01/30/42	21,683	25,177,111
6.00%, 08/15/17	17,321	19,803,664
6.13%, 11/21/17	34,984	40,438,376
6.13%, 05/15/18[a]	24,550	28,454,970
6.13%, 08/25/36	16,410	18,142,016
6.63%, 06/15/32	7,250	8,363,670
6.68%, 09/13/43	7,000	8,277,641
6.88%, 03/05/38	10,384	13,344,053
8.13%, 07/15/39	25,605	37,255,482
8.50%, 05/22/19[a]	36,634	47,163,883
CME Group Inc.
5.30%, 09/15/43 (Call 03/15/43)	10,518	11,611,913
Daimler Finance North America LLC
8.50%, 01/18/31	15,540	23,116,525
Deutsche Telekom International Finance BV
6.00%, 07/08/19	9,061	10,655,465
6.75%, 08/20/18	7,082	8,451,692
8.75%, 06/15/30	35,200	50,615,618
General Electric Capital Corp.
1.63%, 04/02/18[a]	15,000	15,005,903
2.30%, 04/27/17	16,388	16,956,005
2.30%, 01/14/19[a]	7,631	7,763,076
3.10%, 01/09/23[a]	20,917	20,478,084
3.15%, 09/07/22	23,700	23,298,524
4.38%, 09/16/20	1,621	1,778,597

Security	Principal (000s)	Value
4.63%, 01/07/21	$24,880	$27,522,853
4.65%, 10/17/21	21,045	23,233,335
5.30%, 02/11/21	24,230	27,362,348
5.40%, 02/15/17[a]	2,000	2,248,862
5.50%, 01/08/20	20,660	23,941,723
5.63%, 09/15/17	11,430	13,093,409
5.63%, 05/01/18[a]	28,990	33,466,702
5.88%, 01/14/38	45,172	53,594,215
6.00%, 08/07/19	12,974	15,386,725
6.15%, 08/07/37	9,350	11,343,787
6.88%, 01/10/39	32,638	43,057,316
Series A
5.55%, 05/04/20	390	454,676
6.75%, 03/15/32	46,222	59,063,280
Goldman Sachs Capital I
6.35%, 02/15/34[a]	23,875	24,934,453
IntercontinentalExchange Group Inc.
4.00%, 10/15/23	8,000	8,297,610
J.P. Morgan Chase & Co.
1.63%, 05/15/18[a]	8,200	8,112,196
1.80%, 01/25/18[a]	9,555	9,574,071
2.00%, 08/15/17	24,462	24,822,800
3.20%, 01/25/23	36,638	35,573,087
3.25%, 09/23/22	21,178	20,855,180
3.38%, 05/01/23[a]	19,405	18,432,196
3.88%, 02/01/24[a]	5,250	5,307,325
4.25%, 10/15/20	36,790	39,591,106
4.35%, 08/15/21	20,870	22,414,405
4.40%, 07/22/20	16,025	17,446,852
4.50%, 01/24/22	31,663	34,285,067
4.63%, 05/10/21	23,833	26,099,506
4.85%, 02/01/44	9,000	9,249,326
4.95%, 03/25/20	1,817	2,038,328
5.40%, 01/06/42	12,450	13,791,866
5.50%, 10/15/40	8,486	9,472,354
5.60%, 07/15/41	13,940	15,811,851
5.63%, 08/16/43[a]	7,500	8,187,185
6.00%, 01/15/18	35,842	41,378,779
6.13%, 06/27/17	5,827	6,678,135
6.30%, 04/23/19	19,785	23,481,305
6.40%, 05/15/38	19,520	24,229,670
NYSE Euronext
2.00%, 10/05/17	5,000	5,105,037

		2,028,911,596

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 6.65%
AT&T Corp.
8.00%, 11/15/31	$9,253	$12,682,302
AT&T Inc.
1.40%, 12/01/17	9,885	9,807,554
1.70%, 06/01/17	6,694	6,759,071
2.38%, 11/27/18	31,000	31,376,976
2.63%, 12/01/22 (Call 09/01/22)[a]	16,367	15,142,689
3.00%, 02/15/22	21,641	20,862,407
3.88%, 08/15/21	18,002	18,650,412
4.35%, 06/15/45 (Call 12/15/44)	12,164	10,737,119
4.45%, 05/15/21	22,490	24,271,757
5.35%, 09/01/40	43,520	44,670,020
5.50%, 02/01/18	26,527	30,235,374
5.55%, 08/15/41	26,133	27,462,558
5.60%, 05/15/18	10,356	11,897,152
5.80%, 02/15/19	20,012	23,368,034
6.30%, 01/15/38	24,700	28,157,852
6.50%, 09/01/37	19,625	22,806,937
6.55%, 02/15/39	11,865	13,911,971
British Telecommunications PLC
2.35%, 02/14/19	14,150	14,183,561
5.95%, 01/15/18[a]	25,464	29,292,731
9.63%, 12/15/30	13,250	20,356,321
Orange
2.75%, 02/06/19	8,000	8,095,918
4.13%, 09/14/21[a]	16,116	16,689,644
5.38%, 07/08/19	3,370	3,804,446
5.38%, 01/13/42[a]	9,332	9,457,277
5.50%, 02/06/44 (Call 08/06/43)	6,000	6,180,038
8.75%, 03/01/31	27,370	39,093,575
Qwest Corp.
6.75%, 12/01/21	15,094	17,056,220
6.88%, 09/15/33 (Call 03/31/14)	5,400	5,346,000
Telefonica Emisiones SAU
3.19%, 04/27/18[a]	6,372	6,594,192
4.57%, 04/27/23[a]	8,850	9,039,390
5.13%, 04/27/20[a]	10,974	11,946,406
5.46%, 02/16/21[a]	19,741	21,589,547

Security	Principal (000s)	Value
5.88%, 07/15/19	$15,951	$18,091,624
7.05%, 06/20/36[a]	23,395	27,680,028
Telefonica Europe BV
8.25%, 09/15/30	8,478	10,813,466
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	20,700	18,830,448
3.50%, 11/01/21	10,608	10,706,748
3.65%, 09/14/18	36,160	38,530,020
3.85%, 11/01/42 (Call 05/01/42)	12,010	10,184,823
4.50%, 09/15/20	17,332	18,788,867
4.60%, 04/01/21	13,552	14,662,714
4.75%, 11/01/41	7,800	7,509,873
5.15%, 09/15/23	53,297	58,417,397
5.50%, 04/01/17	2,000	2,246,824
5.50%, 02/15/18	7,225	8,196,531
5.85%, 09/15/35	17,990	20,174,769
6.00%, 04/01/41	3,000	3,402,293
6.10%, 04/15/18	18,636	21,577,812
6.25%, 04/01/37	3,993	4,606,764
6.35%, 04/01/19	12,314	14,569,106
6.40%, 09/15/33	33,400	39,687,881
6.40%, 02/15/38	5,645	6,611,825
6.55%, 09/15/43	96,540	118,147,670
6.90%, 04/15/38[a]	15,950	19,667,431
7.35%, 04/01/39	8,061	10,436,512
7.75%, 12/01/30	23,990	31,586,945
8.75%, 11/01/18[a]	13,426	17,241,335

		1,123,895,157
ELECTRIC UTILITIES — 1.01%
Duke Energy Carolinas LLC
5.30%, 02/15/40[a]	5,420	6,184,703
Duke Energy Florida Inc.
6.40%, 06/15/38	11,013	14,369,648
Georgia Power Co.
4.30%, 03/15/42	11,685	11,165,433
MidAmerican Energy Holdings Co.
5.15%, 11/15/43 (Call 05/15/43)[c]	5,500	5,812,402
6.13%, 04/01/36	19,300	23,020,642
6.50%, 09/15/37[a]	11,050	13,706,122

44	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value
Nisource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	$5,000	$4,774,188
6.40%, 03/15/18[a]	7,638	8,919,809
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	7,618	9,450,306
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)[a]	389	404,249
5.40%, 01/15/40	9,525	10,506,905
5.80%, 03/01/37	5,100	5,881,266
6.05%, 03/01/34[a]	35,550	42,044,477
8.25%, 10/15/18	5,383	6,778,511
Southern California Edison Co.
4.65%, 10/01/43 (Call 04/01/43)	8,000	8,334,131

		171,352,792
ELECTRICAL EQUIPMENT — 0.32%
ABB Finance (USA) Inc.
2.88%, 05/08/22	13,029	12,707,549
4.38%, 05/08/42	5,175	5,071,602
Eaton Corp. PLC
1.50%, 11/02/17	12,100	12,085,087
2.75%, 11/02/22	22,880	21,680,104
4.15%, 11/02/42	2,965	2,739,423

		54,283,765
ENERGY EQUIPMENT & SERVICES — 1.44%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	950	967,738
5.13%, 09/15/40	15,700	17,330,800
7.50%, 11/15/18	9,716	12,063,147
Ensco PLC
4.70%, 03/15/21	11,030	11,844,622
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)[a]	9,550	9,598,885
4.75%, 08/01/43	6,150	6,383,362
6.15%, 09/15/19	10,036	12,020,951
6.70%, 09/15/38	7,500	9,688,954
7.45%, 09/15/39	12,945	18,128,353
Nabors Industries Inc.
6.15%, 02/15/18	12,750	14,418,350

Security	Principal (000s)	Value
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	$17,208	$16,300,161
3.95%, 12/01/42 (Call 06/01/42)	10,685	9,842,319
Pride International Inc.
6.88%, 08/15/20	9,130	11,055,246
Transocean Inc.
2.50%, 10/15/17	2,861	2,897,700
3.80%, 10/15/22 (Call 07/15/22)	17,950	17,036,912
6.00%, 03/15/18	17,043	19,210,495
6.38%, 12/15/21	7,307	8,170,193
6.50%, 11/15/20	6,782	7,687,476
6.80%, 03/15/38[a]	8,274	9,123,791
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[a]	5,895	6,138,013
5.13%, 09/15/20	7,170	7,840,810
9.63%, 03/01/19	11,725	15,269,191

		243,017,469
FOOD & STAPLES RETAILING — 2.80%
Costco Wholesale Corp.
1.13%, 12/15/17	19,950	19,795,785
1.70%, 12/15/19	15,823	15,493,461
CVS Caremark Corp.
2.25%, 12/05/18 (Call 11/05/18)	20,500	20,693,452
4.00%, 12/05/23 (Call 09/05/23)	23,481	24,078,429
5.75%, 06/01/17	15,100	17,152,046
5.75%, 05/15/41 (Call 11/15/40)	11,335	13,046,237
6.13%, 09/15/39	23,845	28,546,886
6.25%, 06/01/27	1,710	2,081,939
Kroger Co. (The)
6.15%, 01/15/20	10,997	13,002,696
Wal-Mart Stores Inc.
1.13%, 04/11/18	14,614	14,430,783
1.95%, 12/15/18	5,217	5,269,569
2.55%, 04/11/23 (Call 01/11/23)	16,620	15,653,274
3.25%, 10/25/20	4,421	4,597,317

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value
3.63%, 07/08/20	$20,478	$21,852,596
4.00%, 04/11/43 (Call 10/11/42)	5,000	4,662,118
4.25%, 04/15/21	17,939	19,642,243
4.75%, 10/02/43 (Call 04/02/43)	13,580	14,351,476
4.88%, 07/08/40[a]	14,670	15,680,531
5.00%, 10/25/40	19,005	20,764,551
5.25%, 09/01/35	17,730	19,949,269
5.38%, 04/05/17	13,659	15,507,165
5.63%, 04/01/40	16,040	18,929,688
5.63%, 04/15/41	27,785	32,860,297
5.80%, 02/15/18	4,241	4,935,837
5.88%, 04/05/27	830	1,020,238
6.20%, 04/15/38	6,441	8,056,613
6.50%, 08/15/37	36,073	46,760,727
7.55%, 02/15/30	4,568	6,359,632
Walgreen Co.
1.80%, 09/15/17	10,000	10,116,889
3.10%, 09/15/22[a]	7,800	7,532,353
5.25%, 01/15/19[a]	9,388	10,647,114

		473,471,211
FOOD PRODUCTS — 1.55%
Archer-Daniels-Midland Co.
4.48%, 03/01/21	9,405	10,199,218
ConAgra Foods Inc.
1.90%, 01/25/18	10,755	10,751,796
3.20%, 01/25/23 (Call 10/25/22)	9,050	8,621,829
4.65%, 01/25/43 (Call 07/25/42)[a]	12,000	11,430,412
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	12,704	12,775,084
5.65%, 02/15/19[a]	1,350	1,566,239
5.70%, 02/15/17	2,455	2,771,397
Kellogg Co.
4.00%, 12/15/20	3,362	3,576,410
Series B
7.45%, 04/01/31	15,260	20,031,439
Kraft Foods Group Inc.
2.25%, 06/05/17	17,644	18,176,473
3.50%, 06/06/22	25,412	25,575,656
5.00%, 06/04/42	25,068	25,939,138

Security	Principal (000s)	Value
5.38%, 02/10/20	$10,330	$11,824,491
6.50%, 02/09/40	5,325	6,573,321
6.88%, 01/26/39	5,975	7,651,138
Mondelez International Inc.
5.38%, 02/10/20	25,490	29,155,131
6.13%, 08/23/18[a]	8,518	9,920,408
6.50%, 08/11/17	17,728	20,629,643
6.50%, 02/09/40[a]	20,289	25,346,005

		262,515,228
HEALTH CARE EQUIPMENT & SUPPLIES — 0.77%
Abbott Laboratories
5.13%, 04/01/19[a]	8,808	10,108,706
Baxter International Inc.
1.85%, 06/15/18[a]	3,635	3,636,125
3.20%, 06/15/23 (Call 03/15/23)[a]	15,992	15,702,828
Becton, Dickinson and Co.
3.13%, 11/08/21	9,948	10,059,569
Boston Scientific Corp.
6.00%, 01/15/20[a]	9,053	10,568,646
Covidien International Finance SA
6.00%, 10/15/17	7,250	8,343,325
6.55%, 10/15/37	12,950	16,623,367
Medtronic Inc.
1.38%, 04/01/18	10,450	10,356,425
2.75%, 04/01/23 (Call 01/01/23)	6,514	6,198,591
3.63%, 03/15/24 (Call 12/15/23)	10,000	10,129,018
4.00%, 04/01/43 (Call 10/01/42)[a]	8,000	7,439,647
4.45%, 03/15/20	13,366	14,858,579
St. Jude Medical Inc.
3.25%, 04/15/23 (Call 01/15/23)	6,868	6,654,517

		130,679,343
HEALTH CARE PROVIDERS & SERVICES — 1.16%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	13,065	12,337,571
3.95%, 09/01/20	5,483	5,821,182
6.63%, 06/15/36	7,398	9,230,394

46	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)
iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)[a]	$4,301	$4,474,629
5.38%, 02/15/42 (Call 08/15/41)	11,255	12,326,482
Express Scripts Holding Co.
2.65%, 02/15/17	8,000	8,320,596
3.90%, 02/15/22[a]	11,000	11,316,298
4.75%, 11/15/21[a]	2,375	2,583,168
Medco Health Solutions Inc.
7.13%, 03/15/18	16,312	19,478,699
UnitedHealth Group Inc.
2.88%, 03/15/22 (Call 12/15/21)[a]	14,254	13,864,941
2.88%, 03/15/23	5,000	4,774,814
4.25%, 03/15/43 (Call 09/15/42)	11,500	10,887,476
5.80%, 03/15/36	4,000	4,650,070
6.00%, 02/15/18	10,334	12,025,506
6.88%, 02/15/38	12,323	16,187,129
WellPoint Inc.
3.13%, 05/15/22	7,623	7,347,172
3.30%, 01/15/23[a]	14,550	14,033,994
4.63%, 05/15/42	10,280	9,950,351
4.65%, 01/15/43	9,410	9,130,149
5.85%, 01/15/36	2,950	3,312,332
6.38%, 06/15/37	3,470	4,161,215

		196,214,168
HOTELS, RESTAURANTS & LEISURE — 0.21%
McDonald’s Corp.
2.63%, 01/15/22	11,276	11,011,816
5.35%, 03/01/18	4,148	4,742,587
6.30%, 10/15/37	9,701	12,304,355
6.30%, 03/01/38	5,308	6,747,518

		34,806,276
HOUSEHOLD PRODUCTS — 0.38%
Kimberly-Clark Corp.
6.13%, 08/01/17	665	771,053
Procter & Gamble Co. (The)
1.60%, 11/15/18	5,000	4,991,206
2.30%, 02/06/22	22,915	21,982,866
3.10%, 08/15/23[a]	14,000	13,900,922
4.70%, 02/15/19[a]	4,122	4,683,332

Security	Principal (000s)	Value
5.55%, 03/05/37	$15,145	$17,918,380

		64,247,759
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.10%
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	9,280	9,410,209
6.25%, 10/01/39[a]	6,720	7,270,627

		16,680,836
INDUSTRIAL CONGLOMERATES — 0.68%
3M Co.
5.70%, 03/15/37	3,350	4,007,852
Danaher Corp.
5.40%, 03/01/19	2,087	2,412,582
General Electric Co.
2.70%, 10/09/22[a]	31,275	30,194,355
4.13%, 10/09/42	21,397	20,728,669
5.25%, 12/06/17	23,319	26,577,933
Koninklijke Philips NV
3.75%, 03/15/22	12,004	12,375,831
5.75%, 03/11/18	9,507	10,955,366
6.88%, 03/11/38	6,432	8,280,173

		115,532,761
INSURANCE — 2.39%
Aflac Inc.
8.50%, 05/15/19	2,500	3,238,602
American International Group Inc.
3.38%, 08/15/20[a]	10,000	10,252,829
3.80%, 03/22/17	17,692	18,974,781
4.13%, 02/15/24	10,650	10,936,721
4.88%, 06/01/22	22,994	25,228,906
5.45%, 05/18/17	6,173	6,934,491
5.85%, 01/16/18	26,119	30,030,080
6.25%, 05/01/36	9,750	11,982,694
6.40%, 12/15/20	14,896	17,839,341
8.25%, 08/15/18	23,875	29,923,731
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17[a]	19,887	20,255,900
3.00%, 05/15/22	17,867	17,743,505
4.25%, 01/15/21[a]	6,517	7,126,645
5.40%, 05/15/18[a]	10,771	12,424,905
5.75%, 01/15/40	5,850	6,769,732

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value
Berkshire Hathaway Inc.
1.55%, 02/09/18	$7,000	$7,003,753
4.50%, 02/11/43[a]	8,871	8,708,520
Chubb Corp. (The)
6.00%, 05/11/37	4,075	4,967,252
MetLife Inc.
4.13%, 08/13/42[a]	4,000	3,686,383
4.75%, 02/08/21	5,094	5,661,524
4.88%, 11/13/43	10,000	10,380,691
5.70%, 06/15/35	3,820	4,398,372
5.88%, 02/06/41	16,550	19,381,409
6.38%, 06/15/34	7,875	9,694,146
7.72%, 02/15/19[a]	17,053	21,385,968
Series A
6.82%, 08/15/18	13,229	15,935,848
Series D
4.37%, 09/15/23[a]	8,500	8,999,979
Prudential Financial Inc.
7.38%, 06/15/19	9,082	11,316,370
Series D
6.00%, 12/01/17	11,184	12,941,387
6.63%, 12/01/37	9,525	11,931,460
Travelers Companies Inc. (The)
5.35%, 11/01/40[a]	6,950	7,878,299
6.25%, 06/15/37	8,515	10,652,578

		404,586,802
INTERNET & CATALOG RETAIL — 0.12%
Amazon.com Inc.
1.20%, 11/29/17	5,155	5,108,133
2.50%, 11/29/22 (Call 08/29/22)[a]	16,094	14,997,041

		20,105,174
INTERNET SOFTWARE & SERVICES — 0.26%
eBay Inc.
1.35%, 07/15/17	5,196	5,211,645
2.60%, 07/15/22 (Call 04/15/22)[a]	12,088	11,448,897
4.00%, 07/15/42 (Call 01/15/42)	12,082	10,578,638
Google Inc.
3.38%, 02/25/24	10,820	10,886,015
3.63%, 05/19/21	5,361	5,715,701

		43,840,896

Security	Principal (000s)	Value
IT SERVICES — 0.86%
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)[a]	$400	$376,636
International Business Machines Corp.
1.25%, 02/06/17[a]	13,777	13,908,308
1.25%, 02/08/18	1,970	1,951,698
1.63%, 05/15/20[a]	1,250	1,197,127
1.88%, 08/01/22	4,440	3,999,723
1.95%, 02/12/19	5,000	5,021,992
3.38%, 08/01/23	22,410	22,307,571
3.63%, 02/12/24[a]	14,460	14,579,972
4.00%, 06/20/42	13,250	12,271,864
5.70%, 09/14/17	33,805	38,901,989
7.63%, 10/15/18	11,548	14,458,006
8.38%, 11/01/19	12,737	16,819,500

		145,794,386
LIFE SCIENCES TOOLS & SERVICES — 0.33%
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	16,482	16,542,479
3.15%, 01/15/23 (Call 10/15/22)	8,575	8,248,024
3.60%, 08/15/21 (Call 05/15/21)	16,396	16,801,837
4.15%, 02/01/24 (Call 11/01/23)[a]	8,100	8,328,064
4.50%, 03/01/21	5,192	5,606,570

		55,526,974
MACHINERY — 0.61%
Caterpillar Inc.
3.80%, 08/15/42	14,795	13,135,468
3.90%, 05/27/21	11,487	12,206,531
5.20%, 05/27/41	10,860	11,925,140
7.90%, 12/15/18	13,993	17,722,365
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	13,910	13,392,242
3.90%, 06/09/42 (Call 12/09/41)[a]	10,710	9,907,651
4.38%, 10/16/19	11,683	12,982,540

48	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	$12,550	$11,376,254

		102,648,191
MEDIA — 6.35%
21st Century Fox America Inc.
3.00%, 09/15/22[a]	18,750	18,047,378
4.50%, 02/15/21	4,524	4,929,785
6.15%, 03/01/37	5,100	5,859,319
6.15%, 02/15/41[a]	15,630	17,966,122
6.20%, 12/15/34	12,947	14,943,930
6.40%, 12/15/35[a]	11,400	13,497,730
6.65%, 11/15/37[a]	8,827	10,648,830
CBS Corp.
7.88%, 07/30/30	11,130	14,455,759
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	2,091	2,976,140
Comcast Corp.
2.85%, 01/15/23[a]	5,885	5,681,271
3.13%, 07/15/22[a]	13,122	13,024,619
3.60%, 03/01/24	10,000	10,076,494
4.25%, 01/15/33[a]	26,650	26,189,576
4.65%, 07/15/42	11,830	11,834,820
4.75%, 03/01/44	5,000	5,091,882
5.15%, 03/01/20	16,208	18,528,493
5.65%, 06/15/35	6,000	6,777,407
5.70%, 05/15/18	9,035	10,446,828
5.88%, 02/15/18[a]	11,790	13,653,230
6.30%, 11/15/17	14,053	16,424,499
6.40%, 05/15/38	800	983,534
6.40%, 03/01/40	6,800	8,383,088
6.45%, 03/15/37	16,530	20,365,327
6.50%, 11/15/35	2,150	2,661,905
6.55%, 07/01/39[a]	13,775	17,237,160
6.95%, 08/15/37	27,313	35,486,322
7.05%, 03/15/33	300	388,983
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18[a]	11,200	11,116,181
2.40%, 03/15/17	18,588	19,114,477
3.80%, 03/15/22[a]	11,113	10,966,186

Security	Principal (000s)	Value
4.60%, 02/15/21 (Call 11/15/20)	$16,685	$17,613,625
5.00%, 03/01/21[a]	13,211	14,265,486
5.15%, 03/15/42	11,429	10,744,605
5.20%, 03/15/20	5,100	5,627,331
5.88%, 10/01/19	4,562	5,246,470
6.00%, 08/15/40 (Call 05/15/40)	12,325	12,757,871
6.38%, 03/01/41	13,235	14,325,446
Discovery Communications LLC
4.88%, 04/01/43	10,000	9,693,845
5.05%, 06/01/20[a]	17,823	19,838,847
6.35%, 06/01/40	4,350	5,027,987
Historic TW Inc.
6.63%, 05/15/29	11,830	14,240,081
NBCUniversal Media LLC
2.88%, 01/15/23[a]	13,425	12,942,021
4.38%, 04/01/21	25,925	28,154,682
4.45%, 01/15/43	23,925	23,069,504
5.15%, 04/30/20	14,949	17,081,290
5.95%, 04/01/41	17,450	20,479,430
6.40%, 04/30/40	3,425	4,190,881
Omnicom Group Inc.
3.63%, 05/01/22	5,158	5,143,257
4.45%, 08/15/20	19,200	20,748,741
Thomson Reuters Corp.
6.50%, 07/15/18	6,979	8,155,984
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	16,365	16,996,496
4.50%, 09/15/42 (Call 03/15/42)[a]	14,750	13,460,635
5.00%, 02/01/20	20,463	22,572,273
5.50%, 09/01/41 (Call 03/01/41)	7,320	7,627,269
5.85%, 05/01/17	2,373	2,685,571
5.88%, 11/15/40 (Call 05/15/40)	12,650	13,752,928
6.55%, 05/01/37	8,443	9,787,527
6.75%, 07/01/18	33,813	39,971,622
6.75%, 06/15/39	19,659	23,284,338
7.30%, 07/01/38	18,750	23,560,674
8.25%, 04/01/19	22,389	28,210,559
8.75%, 02/14/19	9,604	12,253,068

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value
Time Warner Entertainment Co. LP
8.38%, 03/15/23[a]	$13,853	$18,231,407
Time Warner Inc.
4.70%, 01/15/21	16,073	17,602,296
4.75%, 03/29/21	6,160	6,770,598
4.88%, 03/15/20	19,680	21,847,628
6.10%, 07/15/40	15,340	17,451,413
6.25%, 03/29/41	7,095	8,245,451
6.50%, 11/15/36	9,850	11,580,627
7.63%, 04/15/31	17,019	22,467,747
7.70%, 05/01/32	17,963	23,833,264
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)	15,392	15,854,425
4.38%, 03/15/43[a]	16,050	14,168,313
5.85%, 09/01/43 (Call 03/01/43)	10,000	10,982,075
6.88%, 04/30/36	5,813	7,066,691
Walt Disney Co. (The)
1.10%, 12/01/17	12,300	12,220,228
2.35%, 12/01/22[a]	2,500	2,341,686
2.75%, 08/16/21	11,250	11,262,413

		1,073,193,881
METALS & MINING — 3.17%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)[a]	12,893	13,574,958
5.72%, 02/23/19	5,046	5,543,397
6.15%, 08/15/20[a]	8,299	9,177,565
6.75%, 07/15/18[a]	11,774	13,458,180
Barrick Gold Corp.
3.85%, 04/01/22[a]	12,375	11,844,632
4.10%, 05/01/23[a]	15,000	14,345,673
5.25%, 04/01/42	1,250	1,130,158
6.95%, 04/01/19[a]	12,344	14,604,604
Barrick North America Finance LLC
4.40%, 05/30/21	7,981	8,078,427
5.70%, 05/30/41	17,620	16,873,326
5.75%, 05/01/43	10,000	9,754,460

Security	Principal (000s)	Value
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	$2,250	$2,208,593
BHP Billiton Finance (USA) Ltd.
2.05%, 09/30/18	3,345	3,386,017
2.88%, 02/24/22	8,068	7,937,072
3.25%, 11/21/21	18,899	19,233,401
3.85%, 09/30/23	17,000	17,419,647
4.13%, 02/24/42[a]	17,900	16,836,284
5.00%, 09/30/43[a]	17,150	18,063,960
5.40%, 03/29/17	5,000	5,637,062
6.50%, 04/01/19[a]	14,356	17,345,156
Cliffs Natural Resources Inc.
6.25%, 10/01/40[a]	8,608	7,377,780
Freeport-McMoRan Copper & Gold Inc.
2.38%, 03/15/18[a]	18,211	18,356,500
3.10%, 03/15/20	13,530	13,431,270
3.55%, 03/01/22 (Call 12/01/21)	27,849	26,909,784
3.88%, 03/15/23 (Call 12/15/22)[a]	21,185	20,544,099
5.45%, 03/15/43 (Call 09/15/42)[a]	15,250	15,022,487
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	17,425	15,883,234
4.88%, 03/15/42 (Call 09/15/41)	18,048	14,681,541
5.13%, 10/01/19[a]	3,319	3,549,288
6.25%, 10/01/39	4,650	4,501,163
Rio Tinto Alcan Inc.
6.13%, 12/15/33	250	288,463
Rio Tinto Finance (USA) Ltd.
3.50%, 11/02/20	152	157,063
3.75%, 09/20/21	15,518	15,993,375
4.13%, 05/20/21	6,940	7,336,713
5.20%, 11/02/40	14,402	15,234,349
6.50%, 07/15/18	21,799	25,889,624
7.13%, 07/15/28	3,400	4,307,698
9.00%, 05/01/19	23,479	30,703,674
Rio Tinto Finance (USA) PLC
1.63%, 08/21/17 (Call 07/21/17)	3,004	3,024,091

50	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value
2.25%, 12/14/18 (Call 11/14/18)[a]	$11,880	$12,003,515
2.88%, 08/21/22 (Call 05/21/22)[a]	10,056	9,593,331
3.50%, 03/22/22 (Call 12/22/21)	14,221	14,232,341
4.13%, 08/21/42 (Call 02/21/42)	12,920	11,620,099
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)[a]	11,780	11,235,307
6.25%, 07/15/41 (Call 01/15/41)	6,825	7,147,249

		535,476,610
MULTI-UTILITIES — 0.05%
Sempra Energy
6.00%, 10/15/39	6,740	7,959,193

		7,959,193
MULTILINE RETAIL — 0.59%
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	3,630	3,378,794
Target Corp.
2.90%, 01/15/22	10,263	10,066,094
3.88%, 07/15/20	6,671	7,159,659
4.00%, 07/01/42[a]	20,165	18,356,185
5.38%, 05/01/17	12,888	14,549,783
6.00%, 01/15/18	15,718	18,253,628
6.50%, 10/15/37	17,060	21,256,136
7.00%, 01/15/38	4,930	6,502,045

		99,522,324
OFFICE ELECTRONICS — 0.12%
Xerox Corp.
4.50%, 05/15/21	14,121	14,895,640
6.35%, 05/15/18	4,785	5,582,786

		20,478,426
OIL, GAS & CONSUMABLE FUELS — 9.11%
Anadarko Petroleum Corp.
6.20%, 03/15/40	11,750	13,684,925
6.38%, 09/15/17	16,785	19,403,183
6.45%, 09/15/36	18,817	22,338,884

Security	Principal (000s)	Value
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)[a]	$5,000	$4,749,667
3.25%, 04/15/22 (Call 01/15/22)	11,883	12,024,461
4.75%, 04/15/43 (Call 10/15/42)	24,975	25,098,486
5.10%, 09/01/40 (Call 03/01/40)	9,850	10,381,053
6.00%, 01/15/37	11,790	13,836,320
Canadian Natural Resources Ltd.
5.70%, 05/15/17	6,273	7,107,485
6.25%, 03/15/38[a]	13,371	15,774,036
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)[a]	10,602	9,932,434
5.70%, 10/15/19	742	857,525
6.75%, 11/15/39	16,575	20,611,099
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	25,476	25,291,467
1.72%, 06/24/18 (Call 05/24/18)[a]	5,918	5,947,628
2.36%, 12/05/22 (Call 09/05/22)	21,902	20,497,254
2.43%, 06/24/20 (Call 05/24/20)[a]	6,109	6,127,464
3.19%, 06/24/23 (Call 03/24/23)	25,450	25,238,017
4.95%, 03/03/19	17,209	19,687,519
ConocoPhillips
5.75%, 02/01/19	15,696	18,443,323
6.00%, 01/15/20	10,938	13,088,834
6.50%, 02/01/39	31,642	41,350,677
6.95%, 04/15/29	4,470	5,951,202
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	14,590	14,470,328
2.40%, 12/15/22 (Call 09/15/22)	15,750	14,882,835
Continental Resources Inc.
4.50%, 04/15/23 (Call 01/15/23)[a]	10,000	10,356,407

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value
5.00%, 09/15/22 (Call 03/15/17)[a]	$20,500	$21,407,574
Devon Energy Corp.
1.88%, 05/15/17 (Call 04/15/17)	6,005	6,082,765
2.25%, 12/15/18 (Call 11/15/18)	15,000	15,034,991
3.25%, 05/15/22 (Call 02/15/22)[a]	4,679	4,607,447
4.75%, 05/15/42 (Call 11/15/41)[a]	9,175	9,031,692
5.60%, 07/15/41 (Call 01/15/41)	7,850	8,598,990
7.95%, 04/15/32	13,510	18,532,521
Devon Financing Corp. ULC
7.88%, 09/30/31	9,460	12,902,124
Encana Corp.
6.50%, 08/15/34	12,190	13,945,601
6.50%, 02/01/38	4,400	5,114,169
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)[a]	8,514	8,109,220
4.65%, 06/01/21 (Call 03/01/21)	13,263	13,902,527
5.20%, 02/01/22 (Call 11/01/21)	3,984	4,282,411
6.50%, 02/01/42 (Call 08/01/41)[a]	13,480	14,933,229
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	8,256	8,074,992
3.90%, 02/15/24 (Call 11/15/23)	8,400	8,451,266
4.45%, 02/15/43 (Call 08/15/42)	7,205	6,670,728
4.85%, 08/15/42 (Call 02/15/42)[a]	5,650	5,567,213
4.85%, 03/15/44 (Call 09/15/43)[a]	13,850	13,723,101
5.10%, 02/15/45 (Call 08/15/44)	10,425	10,659,835
5.20%, 09/01/20	11,308	12,783,248
5.95%, 02/01/41	9,910	11,233,881

Security	Principal (000s)	Value
Series L
6.30%, 09/15/17	$5,757	$6,683,620
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	14,575	13,739,546
4.10%, 02/01/21	5,821	6,239,029
5.63%, 06/01/19	3,669	4,258,777
Hess Corp.
5.60%, 02/15/41[a]	7,268	7,927,261
6.00%, 01/15/40	8,300	9,412,555
7.30%, 08/15/31	9,668	12,173,702
8.13%, 02/15/19	12,162	15,321,927
Kinder Morgan Energy Partners LP
2.65%, 02/01/19[a]	9,442	9,469,332
3.50%, 03/01/21 (Call 01/01/21)	5,000	5,017,285
3.95%, 09/01/22 (Call 06/01/22)	11,500	11,476,433
5.50%, 03/01/44 (Call 09/01/43)	9,000	9,091,762
5.95%, 02/15/18	10,870	12,429,297
6.95%, 01/15/38[a]	7,375	8,677,505
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)[a]	11,175	10,536,836
5.90%, 03/15/18	9,093	10,453,135
6.60%, 10/01/37	8,450	10,530,367
Marathon Petroleum Corp.
5.13%, 03/01/21	10,435	11,654,756
6.50%, 03/01/41 (Call 09/01/40)	10,726	12,870,549
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)[a]	8,702	9,180,060
5.25%, 11/15/43 (Call 05/15/43)[a]	8,000	8,365,054
6.00%, 03/01/41 (Call 09/01/40)	11,115	12,739,305
8.25%, 03/01/19[a]	9,742	12,275,386
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)[a]	7,550	7,139,137

52	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value
3.13%, 02/15/22 (Call 11/15/21)	$19,046	$18,939,401
Series 1
4.10%, 02/01/21 (Call 11/01/20)	13,310	14,392,086
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	9,390	9,041,359
Petro-Canada
6.80%, 05/15/38	9,915	12,516,124
Petrohawk Energy Corp.
7.25%, 08/15/18 (Call 08/15/14)	16,100	17,106,250
Phillips 66
2.95%, 05/01/17	14,175	14,875,245
4.30%, 04/01/22	13,409	14,104,222
5.88%, 05/01/42[a]	16,480	18,757,869
Plains All American Pipeline LP/PAA Finance Corp.
3.65%, 06/01/22 (Call 03/01/22)[a]	6,160	6,185,363
Plains Exploration & Production Co.
6.13%, 06/15/19 (Call 06/15/16)	5,700	6,276,912
6.50%, 11/15/20 (Call 11/15/15)[a]	9,275	10,235,981
6.75%, 02/01/22 (Call 02/01/17)	5,775	6,380,829
6.88%, 02/15/23 (Call 02/15/18)[a]	15,000	16,720,717
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	13,000	13,256,417
Shell International Finance BV
1.13%, 08/21/17	3,445	3,441,058
1.90%, 08/10/18	18,850	19,015,265
2.00%, 11/15/18	18,550	18,723,302
2.25%, 01/06/23[a]	13,850	12,772,163
2.38%, 08/21/22	10,119	9,497,360
3.40%, 08/12/23[a]	13,202	13,218,860
4.30%, 09/22/19	22,751	25,252,147
4.38%, 03/25/20	5,375	5,976,512

Security	Principal (000s)	Value
4.55%, 08/12/43	$19,950	$20,298,832
5.20%, 03/22/17	4,882	5,483,267
5.50%, 03/25/40	16,940	19,611,352
6.38%, 12/15/38	12,619	16,092,319
Suncor Energy Inc.
6.10%, 06/01/18[a]	15,525	18,146,384
6.50%, 06/15/38	6,145	7,509,991
6.85%, 06/01/39[a]	10,925	13,889,344
Total Capital Canada Ltd.
1.45%, 01/15/18	2,000	1,998,847
2.75%, 07/15/23	13,664	12,916,033
Total Capital International SA
1.50%, 02/17/17	1,416	1,436,437
1.55%, 06/28/17	7,708	7,795,924
2.13%, 01/10/19	7,000	7,086,849
2.70%, 01/25/23	11,280	10,693,448
2.88%, 02/17/22[a]	15,255	15,025,412
3.70%, 01/15/24	7,250	7,360,826
3.75%, 04/10/24	3,000	3,063,456
Total Capital SA
2.13%, 08/10/18	16,248	16,495,928
4.45%, 06/24/20	16,546	18,367,741
TransCanada PipeLines Ltd.
2.50%, 08/01/22	8,000	7,508,226
3.80%, 10/01/20	12,476	13,195,352
4.63%, 03/01/34 (Call 12/01/33)	10,000	10,140,398
6.10%, 06/01/40	8,850	10,517,202
6.20%, 10/15/37	8,300	9,978,337
6.50%, 08/15/18	8,737	10,407,999
7.13%, 01/15/19	5,966	7,294,092
7.63%, 01/15/39	12,900	17,889,657
Valero Energy Corp.
6.13%, 06/15/17	11,015	12,595,525
6.13%, 02/01/20[a]	10,324	12,112,097
6.63%, 06/15/37	14,693	17,577,468
7.50%, 04/15/32	8,181	10,300,367
9.38%, 03/15/19	1,499	1,966,576
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	12,600	12,081,757
5.25%, 03/15/20	9,468	10,502,920
6.30%, 04/15/40[a]	14,848	16,579,057

		1,539,049,516

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value
PAPER & FOREST PRODUCTS — 0.38%
International Paper Co.
4.75%, 02/15/22 (Call 11/15/21)[a]	$6,627	$7,200,994
7.30%, 11/15/39	6,050	7,934,035
7.50%, 08/15/21[a]	11,074	13,986,730
7.95%, 06/15/18	27,624	34,070,419
9.38%, 05/15/19	1,309	1,731,832

		64,924,010
PHARMACEUTICALS — 4.91%
AbbVie Inc.
1.75%, 11/06/17	37,416	37,761,945
2.00%, 11/06/18[a]	20,525	20,539,117
2.90%, 11/06/22[a]	34,829	33,651,801
4.40%, 11/06/42	21,255	20,905,438
Actavis Inc.
1.88%, 10/01/17[a]	13,100	13,113,426
3.25%, 10/01/22 (Call 07/01/22)[a]	19,845	19,100,056
4.63%, 10/01/42 (Call 04/01/42)	5,650	5,372,242
AstraZeneca PLC
1.95%, 09/18/19	14,038	13,867,732
4.00%, 09/18/42	9,950	9,224,247
5.90%, 09/15/17	15,154	17,514,573
6.45%, 09/15/37[a]	27,652	34,722,650
Bristol-Myers Squibb Co.
0.88%, 08/01/17	1,162	1,148,694
2.00%, 08/01/22	14,104	12,863,564
Eli Lilly and Co.
5.20%, 03/15/17	5,324	5,965,257
5.55%, 03/15/37	4,650	5,320,454
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23[a]	20,440	19,623,794
5.65%, 05/15/18	24,529	28,421,399
6.38%, 05/15/38	23,341	29,899,599
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	16,554	16,744,568
2.85%, 05/08/22[a]	24,886	24,466,524
Johnson & Johnson
5.15%, 07/15/18[a]	13,062	15,066,839
5.55%, 08/15/17	8,910	10,265,438
5.95%, 08/15/37	7,430	9,288,546

Security	Principal (000s)	Value
Merck & Co. Inc.
1.10%, 01/31/18[a]	$7,005	$6,908,304
1.30%, 05/18/18	13,340	13,153,151
2.40%, 09/15/22 (Call 06/15/22)	17,250	16,276,814
2.80%, 05/18/23	2,000	1,912,359
3.88%, 01/15/21 (Call 10/15/20)	15,079	16,187,225
4.15%, 05/18/43[a]	4,000	3,841,906
5.00%, 06/30/19	16,659	19,103,767
5.85%, 06/30/39[a]	4,440	5,329,125
6.00%, 09/15/17	8,967	10,398,994
6.55%, 09/15/37	13,200	17,052,366
Novartis Capital Corp.
2.40%, 09/21/22	22,412	21,208,736
3.40%, 05/06/24	20,250	20,321,837
4.40%, 04/24/20[a]	2,182	2,411,369
4.40%, 05/06/44[a]	11,900	12,000,912
Novartis Securities Investment Ltd.
5.13%, 02/10/19	31,248	35,777,088
Pfizer Inc.
1.50%, 06/15/18	10,000	9,917,127
3.00%, 06/15/23[a]	17,500	16,959,366
4.30%, 06/15/43	5,056	4,964,097
6.20%, 03/15/19	29,303	35,071,105
7.20%, 03/15/39	23,121	32,089,118
Sanofi
1.25%, 04/10/18	11,860	11,674,074
4.00%, 03/29/21	21,996	23,575,104
Schering-Plough Corp./Merck & Co. Inc.
6.50%, 12/01/33	18,862	24,398,272
Wyeth LLC
5.95%, 04/01/37	22,918	27,644,668
6.50%, 02/01/34	4,794	6,123,873
Zoetis Inc.
1.88%, 02/01/18	3,200	3,207,590
3.25%, 02/01/23 (Call 11/01/22)[a]	17,025	16,410,820
4.70%, 02/01/43 (Call 08/01/42)	10,275	10,153,683

		828,920,753

54	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.84%
American Tower Corp.
3.40%, 02/15/19	$6,316	$6,547,063
3.50%, 01/31/23	7,256	6,852,296
4.50%, 01/15/18	11,376	12,403,848
4.70%, 03/15/22	6,000	6,252,806
5.00%, 02/15/24	6,978	7,298,347
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	7,820	8,378,062
3.85%, 02/01/23 (Call 11/01/22)[a]	16,500	16,668,830
4.13%, 05/15/21	3,601	3,791,947
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	9,826	10,670,629
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	5,575	5,463,112
4.25%, 11/15/23 (Call 08/15/23)	6,000	6,141,413
5.38%, 02/01/21 (Call 11/03/20)	12,712	14,238,290
Simon Property Group LP
4.38%, 03/01/21 (Call 12/01/20)[a]	9,679	10,545,656
5.65%, 02/01/20 (Call 11/01/19)	11,743	13,757,916
6.13%, 05/30/18	10,735	12,587,079

		141,597,294
ROAD & RAIL — 0.28%
Burlington Northern Santa Fe Corp.
3.85%, 09/01/23 (Call 06/01/23)	5,000	5,090,202
4.45%, 03/15/43 (Call 09/15/42)	4,881	4,661,848
4.70%, 10/01/19	7,268	8,107,392
5.75%, 05/01/40 (Call 11/01/39)	10,993	12,653,632
CSX Corp.
4.10%, 03/15/44 (Call 09/15/43)[a]	8,250	7,439,579

Security	Principal (000s)	Value
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	$7,941	$8,421,932

		46,374,585
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.68%
Intel Corp.
1.35%, 12/15/17	35,775	35,782,756
2.70%, 12/15/22	4,550	4,320,828
3.30%, 10/01/21	26,257	26,828,833
4.00%, 12/15/32	5,000	4,850,316
4.25%, 12/15/42[a]	15,725	14,833,787
4.80%, 10/01/41	16,796	17,164,692
Texas Instruments Inc.
1.65%, 08/03/19	10,867	10,578,442

		114,359,654
SOFTWARE — 1.80%
Microsoft Corp.
1.63%, 12/06/18	5,750	5,744,106
2.13%, 11/15/22[a]	6,837	6,341,045
2.38%, 05/01/23 (Call 02/01/23)[a]	10,000	9,364,573
3.00%, 10/01/20[a]	7,369	7,623,970
3.50%, 11/15/42[a]	8,927	7,713,896
3.63%, 12/15/23 (Call 09/15/23)[a]	28,950	29,766,280
4.20%, 06/01/19	20,823	23,217,233
4.50%, 10/01/40	9,600	9,718,748
5.20%, 06/01/39[a]	4,500	4,971,290
5.30%, 02/08/41	6,638	7,457,380
Oracle Corp.
1.20%, 10/15/17	16,737	16,663,894
2.38%, 01/15/19	19,573	19,974,624
2.50%, 10/15/22	28,743	27,020,716
3.63%, 07/15/23[a]	8,175	8,287,782
3.88%, 07/15/20	3,874	4,167,335
5.00%, 07/08/19	22,141	25,285,622
5.38%, 07/15/40	30,305	34,094,080
5.75%, 04/15/18	27,760	32,220,849
6.13%, 07/08/39	15,950	19,437,517
6.50%, 04/15/38[a]	3,289	4,165,752

		303,236,692

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2014

Security	Principal (000s)	Value
SPECIALTY RETAIL — 0.73%
Home Depot Inc. (The)
2.25%, 09/10/18 (Call 08/10/18)	$16,301	$16,646,642
2.70%, 04/01/23 (Call 01/01/23)	5,500	5,247,164
3.75%, 02/15/24 (Call 11/15/23)	9,837	10,133,587
4.20%, 04/01/43 (Call 10/01/42)	5,345	5,199,349
4.40%, 04/01/21 (Call 01/01/21)	9,822	10,868,149
4.88%, 02/15/44 (Call 08/15/43)	7,050	7,588,138
5.88%, 12/16/36	31,802	38,294,210
5.95%, 04/01/41 (Call 10/01/40)	13,195	16,126,571
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)[a]	1,466	1,467,161
4.65%, 04/15/42 (Call 10/15/41)	12,255	12,259,868

		123,830,839
TOBACCO — 1.49%
Altria Group Inc.
2.85%, 08/09/22[a]	3,565	3,339,488
4.00%, 01/31/24	14,000	13,955,197
4.25%, 08/09/42	18,239	16,057,889
4.75%, 05/05/21	21,234	23,147,115
5.38%, 01/31/44[a]	12,028	12,503,300
9.25%, 08/06/19	4,508	6,013,590
9.70%, 11/10/18	19,804	26,334,270
9.95%, 11/10/38	3,193	5,064,523
Lorillard Tobacco Co.
6.88%, 05/01/20[a]	10,598	12,462,716
8.13%, 06/23/19[a]	953	1,192,123
Philip Morris International Inc.
1.13%, 08/21/17	3,350	3,335,383
1.88%, 01/15/19	8,500	8,475,577
2.50%, 08/22/22	10,350	9,704,384
2.90%, 11/15/21[a]	9,695	9,557,854
3.88%, 08/21/42	3,625	3,179,967
4.13%, 03/04/43	16,198	14,748,606

Security	Principal (000s)	Value
4.38%, 11/15/41	$7,449	$7,071,321
4.50%, 03/26/20	9,364	10,359,107
4.88%, 11/15/43	4,150	4,232,377
5.65%, 05/16/18	21,198	24,528,621
6.38%, 05/16/38[a]	16,734	20,406,820
Reynolds American Inc.
3.25%, 11/01/22[a]	3,365	3,211,290
4.75%, 11/01/42	14,105	13,338,766

		252,220,284
WIRELESS TELECOMMUNICATION SERVICES — 1.06%
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	21,127	26,928,204
New Cingular Wireless Services Inc.
8.75%, 03/01/31	6,550	9,622,902
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)	8,000	8,167,150
6.80%, 08/15/18	15,400	18,437,263
Vodafone Group PLC
1.25%, 09/26/17	14,500	14,379,456
1.50%, 02/19/18	27,421	27,222,628
1.63%, 03/20/17	7,350	7,436,094
2.50%, 09/26/22	2,750	2,530,335
2.95%, 02/19/23[a]	28,500	26,846,900
4.38%, 02/19/43	25,300	22,789,645
5.45%, 06/10/19	5,650	6,513,853
6.15%, 02/27/37	6,525	7,413,064

		178,287,494

TOTAL CORPORATE BONDS & NOTES
(Cost: $15,984,857,056)		16,381,596,564

FOREIGN AGENCY OBLIGATIONS — 0.78%

NORWAY — 0.64%
Statoil ASA
2.45%, 01/17/23[a]	7,130	6,694,454
2.65%, 01/15/24	12,322	11,478,219
2.90%, 11/08/20	5,000	5,062,815
3.13%, 08/17/17	16,566	17,603,257
3.15%, 01/23/22[a]	5,892	5,918,207
3.70%, 03/01/24	17,000	17,312,185
3.95%, 05/15/43	10,000	9,196,057

56	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2014

Security	Principal or Shares (000s)	Value
4.80%, 11/08/43	$6,000	$6,352,462
5.10%, 08/17/40	5,275	5,781,819
5.25%, 04/15/19[a]	12,573	14,473,840
Series FXD
1.95%, 11/08/18	7,905	7,947,095

		107,820,410
CANADA — 0.14%
Nexen Energy ULC
5.88%, 03/10/35	10,298	11,249,971
6.40%, 05/15/37	11,454	13,326,463

		24,576,434

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $131,271,245)		132,396,844

U.S. GOVERNMENT OBLIGATIONS — 0.24%
U.S. Treasury Notes
1.50%, 12/31/18[a]	40,000	40,066,001

		40,066,001

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $39,571,584)		40,066,001

SHORT-TERM INVESTMENTS — 8.66%

MONEY MARKET FUNDS — 8.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	1,093,276	1,093,275,531
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	91,946	91,946,347
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	278,078	278,077,577

		1,463,299,455

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,463,299,455)		1,463,299,455

Value
TOTAL INVESTMENTS IN SECURITIES — 106.62%
(Cost: $17,618,999,340)	$18,017,358,864
Other Assets, Less Liabilities — (6.62)%	(1,119,058,141)

NET ASSETS — 100.00%	$16,898,300,723

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	57

Statements of Assets and Liabilities

iSHARES® TRUST

February 28, 2014

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$12,871,048,021	$16,099,715,065
Affiliated (Note 2)	2,542,227,247	1,519,284,275

Total cost of investments	$15,413,275,268	$17,618,999,340

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$13,277,187,480	$16,498,912,605
Affiliated (Note 2)	2,542,227,247	1,518,446,259

Total fair value of investments	15,819,414,727	18,017,358,864
Cash	62,400	—
Receivables:
Investment securities sold	13,575,519	3,009,630
Interest	231,962,809	183,289,808
Capital shares sold	19,739,289	58,974,434

Total Assets	16,084,754,744	18,262,632,736

LIABILITIES
Payables:
Investment securities purchased	33,999,940	175,974,987
Collateral for securities on loan (Note 1)	2,463,984,652	1,185,221,878
Capital shares redeemed	215,585	1,251,703
Securities related to in-kind transactions (Note 4)	532,014	—
Investment advisory fees (Note 2)	5,163,300	1,883,445

Total Liabilities	2,503,895,491	1,364,332,013

NET ASSETS	$13,580,859,253	$16,898,300,723

Net assets consist of:
Paid-in capital	$13,119,247,426	$16,482,162,358
Undistributed net investment income	66,938,963	48,522,914
Accumulated net realized loss	(11,466,595)	(30,744,073)
Net unrealized appreciation	406,139,459	398,359,524

NET ASSETS	$13,580,859,253	$16,898,300,723

Shares outstanding[b]	143,500,000	144,400,000

Net asset value per share	$94.64	$117.02

[a]	Securities on loan with values of $2,363,302,047 and $1,145,919,971, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

58	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended February 28, 2014

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$970,731,755	$719,289,480
Interest — affiliated (Note 2)	20,801	2,102,109
Securities lending income — affiliated (Note 2)	9,655,953	1,793,359

Total investment income	980,408,509	723,184,948

EXPENSES
Investment advisory fees (Note 2)	75,192,652	28,440,517

Total expenses	75,192,652	28,440,517

Net investment income	905,215,857	694,744,431

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	1,517,649	(23,384,235)
Investments — affiliated (Note 2)	—	(586,173)
In-kind redemptions — unaffiliated	380,213,213	788,204,765
In-kind redemptions — affiliated (Note 2)	—	988,364

Net realized gain	381,730,862	765,222,721

Net change in unrealized appreciation/depreciation	(243,049,932)	(1,495,959,269)

Net realized and unrealized gain (loss)	138,680,930	(730,736,548)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,043,896,787	$(35,992,117)

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares iBoxx $ High Yield Corporate Bond ETF		iShares iBoxx $ Investment Grade Corporate Bond ETF
	Year ended February 28, 2014	Year ended February 28, 2013	Year ended February 28, 2014	Year ended February 28, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$905,215,857	$1,046,911,356	$694,744,431	$896,297,381
Net realized gain	381,730,862	321,382,310	765,222,721	460,397,233
Net change in unrealized appreciation/depreciation	(243,049,932)	63,903,250	(1,495,959,269)	166,872,420

Net increase (decrease) in net assets resulting from operations	1,043,896,787	1,432,196,916	(35,992,117)	1,523,567,034

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(920,212,310)	(1,045,834,956)	(719,984,353)	(889,474,785)
From net realized gain	—	—	—	(1,970,502)

Total distributions to shareholders	(920,212,310)	(1,045,834,956)	(719,984,353)	(891,445,287)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,299,437,487	5,201,572,482	5,974,503,669	8,500,579,576
Cost of shares redeemed	(7,919,752,649)	(4,769,162,667)	(12,357,229,328)	(4,658,787,969)

Net increase (decrease) in net assets from capital share transactions	(1,620,315,162)	432,409,815	(6,382,725,659)	3,841,791,607

INCREASE (DECREASE) IN NET ASSETS	(1,496,630,685)	818,771,775	(7,138,702,129)	4,473,913,354

NET ASSETS
Beginning of year	15,077,489,938	14,258,718,163	24,037,002,852	19,563,089,498

End of year	$13,580,859,253	$15,077,489,938	$16,898,300,723	$24,037,002,852

Undistributed net investment income included in net assets at end of year	$66,938,963	$81,935,416	$48,522,914	$73,762,836

SHARES ISSUED AND REDEEMED
Shares sold	68,000,000	57,100,000	51,200,000	71,800,000
Shares redeemed	(85,400,000)	(52,200,000)	(107,000,000)	(39,000,000)

Net increase (decrease) in shares outstanding	(17,400,000)	4,900,000	(55,800,000)	32,800,000

See notes to financial statements.

60	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ High Yield Corporate Bond ETF
	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of year	$93.71	$91.40	$91.75	$86.03	$68.49

Income from investment operations:
Net investment income[a]	5.58	6.15	6.74	7.45	8.31
Net realized and unrealized gain (loss)[b]	0.98	2.31	(0.45)	5.65	17.47

Total from investment operations	6.56	8.46	6.29	13.10	25.78

Less distributions from:
Net investment income	(5.63)	(6.15)	(6.64)	(7.38)	(8.24)

Total distributions	(5.63)	(6.15)	(6.64)	(7.38)	(8.24)

Net asset value, end of year	$94.64	$93.71	$91.40	$91.75	$86.03

Total return	7.31%	9.68%	7.35%	16.11%	39.50%

Ratios/Supplemental data:
Net assets, end of year (000s)	$13,580,859	$15,077,490	$14,258,718	$8,257,928	$4,611,414
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	6.01%	6.73%	7.60%	8.44%	10.30%
Portfolio turnover rate[c]	11%	19%	13%	16%	67%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond ETF
	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of year	$120.06	$116.86	$108.74	$105.18	$93.78

Income from investment operations:
Net investment income[a]	4.25	4.60	5.00	5.24	5.76
Net realized and unrealized gain (loss)[b]	(2.94)	3.22	8.08	3.58	11.33

Total from investment operations	1.31	7.82	13.08	8.82	17.09

Less distributions from:
Net investment income	(4.35)	(4.61)	(4.96)	(5.26)	(5.69)
Net realized gain	—	(0.01)	—	—	—

Total distributions	(4.35)	(4.62)	(4.96)	(5.26)	(5.69)

Net asset value, end of year	$117.02	$120.06	$116.86	$108.74	$105.18

Total return	1.19%	6.81%	12.37%	8.59%	18.70%

Ratios/Supplemental data:
Net assets, end of year (000s)	$16,898,301	$24,037,003	$19,563,089	$12,940,161	$12,190,805
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	3.66%	3.87%	4.48%	4.83%	5.71%
Portfolio turnover rate[c]	6%	5%	4%	7%	79%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Bond ETF	Former Name[a]	Diversification Classification
iBoxx $ High Yield Corporate	iShares iBoxx $ High Yield Corporate Bond Fund	Diversified
iBoxx $ Investment Grade Corporate	iShares iBoxx $ Investment Grade Corporate Bond Fund	Diversified

[a]	The Funds changed their names effective July 1, 2013.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund may invest in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

The Funds invest a significant portion of their assets in fixed-income securities. Changes in market interest rates or economic conditions, including the Federal Reserve Bank’s decision in December 2013 to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for

64	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Bond ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
iBoxx $ High Yield Corporate
Assets:
Corporate Bonds & Notes	$—	$13,277,187,480	$—	$13,277,187,480
Money Market Funds	2,542,227,247	—	—	2,542,227,247

	$2,542,227,247	$13,277,187,480	$—	$15,819,414,727

iBoxx $ Investment Grade Corporate
Assets:
Corporate Bonds & Notes	$—	$16,381,596,564	$—	$16,381,596,564
Foreign Agency Obligations	—	132,396,844	—	132,396,844
U.S. Government Obligations	—	40,066,001	—	40,066,001
Money Market Funds	1,463,299,455	—	—	1,463,299,455

	$1,463,299,455	$16,554,059,409	$—	$18,017,358,864

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Continued)

iSHARES® TRUST

companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates.

As of February 28, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of February 28, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or repledge the collateral.

As of February 28, 2014, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares Bond ETF	Market Value of Securities on Loan
iBoxx $ High Yield Corporate	$2,363,302,047
iBoxx $ Investment Grade Corporate	1,145,919,971

As of February 28, 2014, the value of the related collateral, as disclosed in the Funds’ schedules of investments, exceeded the market value of the securities on loan.

66	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares iBoxx $ High Yield Corporate Bond ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.5000%	First $19 billion
0.4750[a]	Over $19 billion, up to and including $33 billion
0.4513[a]	Over $33 billion, up to and including $58 billion[b]
0.4287[a]	Over $58 billion[b]

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.
[b]	Breakpoint level was added effective July 1, 2013.

Effective July 1, 2013, for its investment advisory services to the iShares iBoxx $ Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.1500%	First $121 billion
0.1425[a]	Over $121 billion, up to and including $211 billion
0.1354[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 1, 2013, for its investment advisory services to the iShares iBoxx $ Investment Grade Corporate Bond ETF, BFA was entitled to an annual investment advisory fee of 0.15% based on the Fund’s average daily net assets.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014 each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) each Fund retains 75% of securities lending income and (ii) the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, each Fund retained 65% of securities lending income and paid no collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended February 28, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares Bond ETF	Fees Paid to BTC
iBoxx $ High Yield Corporate	$5,034,950
iBoxx $ Investment Grade Corporate	930,532

In addition, commencing the business day following the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 (or lesser amount as may be agreed to by the Funds and BTC) and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 80% of securities lending income and (ii) the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the year ended February 28, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Bond ETF and Name of Affiliated Issuer	Principal Held at Beginning of Year (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Year (000s)	Value at End of Year	Interest Income	Net Realized Gain (Loss)
iBoxx $ Investment Grade Corporate
PNC Bank N.A.
2.20%, 01/28/19	$—	$3,525	$—	$3,525	$3,552,652	$5,404	$—
2.70%, 11/01/22	14,250	1,000	—	15,250	14,329,353	390,417	—
2.95%, 01/30/23	5,000	—	—	5,000	4,766,868	146,904	—
3.80%, 07/23/25	—	17,100	—	17,100	17,242,566	260,043	—

					$39,891,439	$802,768	$—

PNC Funding Corp.
2.70%, 09/19/16	$13,654	$1,000	$(14,654)	$—	$—	$84,933	$(171,477)
3.30%, 03/08/22	19,738	10,781	(23,450)	7,069	7,088,097	598,910	(1,033,375)
4.38%, 08/11/20	10,208	915	(7,600)	3,523	3,872,955	267,939	514,296
5.13%, 02/08/20	18,839	930	(16,000)	3,769	4,294,313	323,101	1,092,747

					$15,255,365	$1,274,883	$402,191

68	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2014 were as follows:

iShares Bond ETF	Purchases	Sales
iBoxx $ High Yield Corporate	$3,148,077,841	$1,666,532,702
iBoxx $ Investment Grade Corporate	3,837,511,274	1,117,143,464

In-kind transactions (see Note 4) for the year ended February 28, 2014 were as follows:

iShares Bond ETF	In-kind Purchases	In-kind Sales
iBoxx $ High Yield Corporate	$4,679,649,597	$7,725,157,809
iBoxx $ Investment Grade Corporate	3,006,465,321	12,102,870,152

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Continued)

iSHARES® TRUST

5.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of February 28, 2014, attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares Bond ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
iBoxx $ High Yield Corporate	$380,100,467	$—	$(380,100,467)
iBoxx $ Investment Grade Corporate	786,864,602	—	(786,864,602)

The tax character of distributions paid during the years ended February 28, 2014 and February 28, 2013 was as follows:

iShares Bond ETF	2014	2013
iBoxx $ High Yield Corporate
Ordinary income	$920,212,310	$1,045,834,956

iBoxx $ Investment Grade Corporate
Ordinary income	$719,984,353	$889,474,785
Long-term capital gain	—	1,970,502

	$719,984,353	$891,445,287

As of February 28, 2014, the tax components of accumulated net earnings (losses) were as follows:

iShares Bond ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
iBoxx $ High Yield Corporate	$66,938,963	$(11,239,329)	$405,912,193	$461,611,827
iBoxx $ Investment Grade Corporate	48,522,914	(28,579,925)	396,195,376	416,138,365

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

As of February 28, 2014, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Bond ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Total
iBoxx $ High Yield Corporate	$4,564,787	$6,496,723	$177,819	$11,239,329
iBoxx $ Investment Grade Corporate	28,579,925	—	—	28,579,925

[a]	Must be utilized prior to losses subject to expiration.

70	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended February 28, 2014, the iBoxx $ High Yield Corporate Bond ETF utilized $1,636,983 of its capital loss carryforwards.

As of February 28, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBoxx $ High Yield Corporate	$15,413,502,534	$532,887,293	$(126,975,100)	$405,912,193
iBoxx $ Investment Grade Corporate	17,621,163,488	580,542,279	(184,346,903)	396,195,376

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	71

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares iBoxx $ High Yield Corporate Bond ETF and iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Funds”) at February 28, 2014, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2014 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 21, 2014

72	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

Under Section 871(k)(1)(C) of the Internal Revenue Code, the Funds hereby designate the following maximum amounts allowable as interest-related dividends for the fiscal year ended February 28, 2014:

iShares Bond ETF	Interest- Related Dividends
iBoxx $ High Yield Corporate	$626,533,395
iBoxx $ Investment Grade Corporate	546,379,187
The Funds hereby designate the following amounts of distributions from direct Federal Obligation Interest for the fiscal year ended February 28, 2014:

iShares Bond ETF	Federal Obligation Interest [a]
iBoxx $ High Yield Corporate	$5,083,310
iBoxx $ Investment Grade Corporate	2,787,875

[a]	The law varies in each state as to whether and what percentage of ordinary income dividends attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

TAX INFORMATION	73

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Bond ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
iBoxx $ High Yield Corporate	$5.628117	$—	$—	$5.628117	100%	—%	—%		100%
iBoxx $ Investment Grade Corporate	4.350050	—	0.003397	4.353447	100	—	0	[a]	100

[a]	Rounds to less than 1%.

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for full calendar quarter completed after the inception date of such Fund through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

74	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares iBoxx $ High Yield Corporate Bond ETF

Period Covered: January 1, 2009 through December 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	6	0.48%
Greater than 5.5% and Less than 6.0%	1	0.08
Greater than 5.0% and Less than 5.5%	1	0.08
Greater than 4.5% and Less than 5.0%	6	0.48
Greater than 4.0% and Less than 4.5%	8	0.64
Greater than 3.5% and Less than 4.0%	20	1.59
Greater than 3.0% and Less than 3.5%	13	1.03
Greater than 2.5% and Less than 3.0%	23	1.83
Greater than 2.0% and Less than 2.5%	33	2.62
Greater than 1.5% and Less than 2.0%	83	6.60
Greater than 1.0% and Less than 1.5%	169	13.43
Greater than 0.5% and Less than 1.0%	346	27.49
Between 0.5% and –0.5%	481	38.23
Less than –0.5% and Greater than –1.0%	44	3.50
Less than –1.0% and Greater than –1.5%	9	0.72
Less than –1.5% and Greater than –2.0%	5	0.40
Less than –2.0% and Greater than –2.5%	2	0.16
Less than –2.5% and Greater than –3.0%	4	0.32
Less than –3.0% and Greater than –3.5%	3	0.24
Less than –3.5% and Greater than –4.0%	1	0.08

	1,258	100.00%

SUPPLEMENTAL INFORMATION	75

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares iBoxx $ Investment Grade Corporate Bond ETF

Period Covered: January 1, 2009 through December 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0% and Less than 4.5%	3	0.24%
Greater than 3.5% and Less than 4.0%	2	0.16
Greater than 3.0% and Less than 3.5%	12	0.95
Greater than 2.5% and Less than 3.0%	28	2.23
Greater than 2.0% and Less than 2.5%	39	3.10
Greater than 1.5% and Less than 2.0%	33	2.62
Greater than 1.0% and Less than 1.5%	71	5.64
Greater than 0.5% and Less than 1.0%	286	22.73
Between 0.5% and –0.5%	765	60.82
Less than –0.5% and Greater than –1.0%	15	1.19
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	2	0.16
Less than –2.0%	1	0.08

	1,258	100.00%

76	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons of the Trust (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped ETF, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 309 Funds (as of February 28, 2014) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman and Warren Collier, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman and Mr. Collier is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (57)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (43)	Trustee (since 2013)	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Director of iShares MSCI Russia Capped ETF, Inc. (since 2013);Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	77

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (58)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped ETF, Inc. and iShares U.S. ETF Trust (since 2012).
Cecilia H. Herbert (64)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public broadcasting/media company (since 2011).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).
Charles A. Hurty (70)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (58)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

78	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
John E. Martinez (52)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).
George G.C. Parker (74)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (49)	Trustee (since 2011); 15(c) Committee Chair (since 2012).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped ETF, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011) ; Director, Cavium, Inc. (since 2013).

TRUSTEE AND OFFICER INFORMATION	79

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Manish Mehta (43)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (54)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).
Edward B. Baer (45)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).
Eilleen M. Clavere (61)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel at Kirkpatrick & Lockhart LLP (2001-2005).
Warren Collier (48)	Executive Vice President (since 2013).	Managing Director, BlackRock (since 2009); Chief Operating Officer, BlackRock Latin America and Iberia (2009-2012); Chief Operating Officer, BGINA and BGI Canada Limited (2007-2009).
Scott Radell (45)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).
Amy Schioldager (51)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (50)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

80	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	81

Notes:

82	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Markit Indices Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-24-0214

FEBRUARY 28, 2014

2014 ANNUAL REPORT

iShares Trust

➢	iShares Intermediate Government/Credit Bond ETF | GVI | NYSE Arca
➢	iShares Government/Credit Bond ETF | GBF | NYSE Arca
➢	iShares Agency Bond ETF | AGZ | NYSE Arca
➢	iShares MBS ETF | MBB | NYSE Arca

Management’s Discussion of Fund Performance

BOND MARKET PERFORMANCE OVERVIEW

U.S. bond markets delivered mixed performance for the 12-month period ended February 28, 2014 (the “reporting period”). For the reporting period, the largest drivers of bond market performance and volatility were the comments and actions of the U.S. Federal Reserve Bank (the “Fed”).

The reporting period began when U.S. interest rates were at a historical low. The Fed had responded to slow U.S. economic data by pledging to keep its key short-term interest rate near zero, and by expanding its third quantitative easing program (“QE3”) of monthly bond purchases, increasing demand for bonds and lowering interest rates. Tepid global economic conditions supported the low interest rate environment, providing a measure of confidence that central banks around the world would keep interest rates depressed in an effort to stimulate growth.

In May 2013, the Fed indicated that it might begin scaling back, or tapering, its bond-purchasing program if the U.S. economy and labor market showed further signs of improvement. Specifically, the Fed indicated that it might decrease its monthly purchases from $85 billion to $65 billion during the September 2013 policy meeting, and might terminate the bond-buying program by mid-2014. This comment caused a rapid deterioration in sentiment among bond market participants, sending bond prices down and interest rates up. The yield on the benchmark 10-year Treasury, which had declined to a low of 1.61% on May 1, 2013, topped 3% by September 2013 for the first time since 2011 (bond yields rise when bond prices fall, and vice versa).

At its September 2013 meeting, the Fed surprised markets by announcing that it would not taper its bond-buying program. Markets reacted favorably, and yields eased for the remainder of 2013. In the final months of the reporting period, bond market participants were reassured when new Fed chairwoman Janet Yellen reiterated the Fed’s plan to take “measured steps” in tapering its bond buying program, and to keep interest rates low in an effort to promote economic growth.

For the reporting period, bond performance varied widely. From a maturity standpoint, shorter-term securities generally outperformed intermediate and long-term securities, due to the rise in interest rates. On a sector basis, credit-related bonds outpaced the broader bond market, as their higher yields provided an advantage over other instruments in an environment of rising interest rates. Lower-quality corporate bonds, which offer higher yields, outperformed by a wide margin.

In the government sector, U.S. Treasury and agency bonds delivered muted results for the reporting period, as investors generally looked elsewhere for yield in the low-interest rate environment. Treasuries at the shorter end of the maturity range achieved modestly positive results. Treasuries with longer maturities, however, declined for the reporting period as interest rates increased.

Government agency securities declined modestly for the reporting period. Mortgage-backed securities achieved modestly positive returns for the reporting period. Returns were hurt by Fed suggestions of tapering its purchases of Treasury and agency mortgage-backed securities, also faced reduced demand for mortgages as interest rates rose, driving 30-year consumer mortgage rates to their highest levels in more than two years. Commercial mortgage-backed bonds outperformed residential mortgage-backed issues due to their higher yields.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

Performance as of February 28, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.14%	0.13%	0.31%	0.14%	0.13%	0.31%
5 Years	4.09%	3.91%	4.44%	22.20%	21.11%	24.26%
Since inception	4.52%	4.52%	4.65%	37.18%	37.20%	38.43%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,020.30	$1.00	$1,000.00	$1,023.80	$1.00	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

6	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

The iShares Intermediate Government/Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds with remaining maturities between one and ten years, as represented by the Barclays U.S. Intermediate Government/Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2014, the total return for the Fund was 0.14%, net of fees, while the total return for the Index was 0.31%.

PORTFOLIO ALLOCATION

As of 2/28/14

Investment Type	Percentage of Total Investments*
U.S. Government Obligations	56.66%
Corporate Bonds & Notes	31.47
U.S. Government Agency Obligations	6.48
Foreign Agency Obligations	3.92
Foreign Government Obligations	1.40
Municipal Debt Obligations	0.07

TOTAL	100.00%

BOND CREDIT QUALITY

As of 2/28/14

Moody’s Credit Rating	Percentage of Total Investments*
Aaa	67.35%
Aa1	0.83
Aa2	1.96
Aa3	2.05
A1	2.85
A2	4.25
A3	4.27
Baa1	5.57
Baa2	6.51
Baa3	3.44
Ba1	0.29
Ba2	0.02
Not Rated	0.61

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® GOVERNMENT/CREDIT BOND ETF

Performance as of February 28, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.29)%	(0.42)%	(0.09)%	(0.29)%	(0.42)%	(0.09)%
5 Years	5.06%	4.88%	5.33%	28.01%	26.92%	29.63%
Since inception	5.01%	4.98%	5.12%	41.84%	41.54%	42.91%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,027.80	$1.01	$1,000.00	$1,023.80	$1.00	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

8	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

The iShares Government/Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds, as represented by the Barclays U.S. Government/Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2014, the total return for the Fund was -0.29%, net of fees, while the total return for the Index was -0.09%.

PORTFOLIO ALLOCATION

As of 2/28/14

Investment Type	Percentage of Total Investments*

U.S. Government Obligations	52.39%
Corporate Bonds & Notes	34.74
U.S. Government Agency Obligations	5.97
Foreign Agency Obligations	3.67
Foreign Government Obligations	1.81
Municipal Debt Obligations	1.42

TOTAL	100.00%

BOND CREDIT QUALITY

As of 2/28/14

Moody’s Credit Rating	Percentage of Total Investments*

Aaa	62.01%
Aa1	0.93
Aa2	2.44
Aa3	2.34
A1	4.09
A2	4.55
A3	5.51
Baa1	6.26
Baa2	7.37
Baa3	3.48
Ba1	0.28
Not Rated	0.74

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® AGENCY BOND ETF

Performance as of February 28, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.12)%	(0.09)%	(0.21)%	(0.12)%	(0.09)%	(0.21)%
5 Years	2.51%	2.44%	2.72%	13.19%	12.83%	14.37%
Since inception	3.35%	3.35%	3.43%	19.15%	19.13%	19.63%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 11/5/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,016.70	$1.00	$1,000.00	$1,023.80	$1.00	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

10	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® AGENCY BOND ETF

The iShares Agency Bond ETF (the “Fund”) seeks to track the investment results of an index composed of agency securities that are publicly issued by U.S. government agencies, and corporate and non-U.S. debt guaranteed by the U.S. government, as represented by the Barclays U.S. Agency Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2014, the total return for the Fund was -0.12%, net of fees, while the total return for the Index was -0.21%.

PORTFOLIO ALLOCATION

As of 2/28/14

Investment Type	Percentage of Total Investments*

U.S. Government Agency Obligations	97.28%
Foreign Government Obligations	2.72

TOTAL	100.00%

PORTFOLIO ALLOCATION

As of 2/28/14

Maturity	Percentage of Total Investments*

0-1 Year	0.34%
1-5 Years	75.65
5-10 Years	15.08
10-15 Years	1.06
15-20 Years	5.17
More than 20 Years	2.70

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® MBS ETF

Performance as of February 28, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.06%	0.10%	0.64%	0.06%	0.10%	0.64%
5 Years	3.63%	3.60%	3.93%	19.54%	19.34%	21.24%
Since inception	4.42%	4.42%	4.85%	35.16%	35.17%	39.11%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 3/13/07. The first day of secondary market trading was 3/16/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,028.30	$1.26	$1,000.00	$1,023.60	$1.25	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

12	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MBS ETF

The iShares MBS ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade mortgage-backed pass-through securities issued and/ or guaranteed by U.S. government agencies, as represented by the Barclays U.S. MBS Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2014, the total return for the Fund was 0.06%, net of fees, while the total return for the Index was 0.64%.

PORTFOLIO ALLOCATION

As of 2/28/14

Issuer	Percentage of Total Investments*

Federal National Mortgage Association	50.45%
Federal Home Loan Mortgage Corp.	26.28
Government National Mortgage Association	23.27

TOTAL	100.00%

PORTFOLIO ALLOCATION

As of 2/28/14

Maturity	Percentage of Total Investments*

1-5 Years	0.10%
5-10 Years	0.87
10-15 Years	8.51
15-20 Years	10.57
More than 20 Years	79.95

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2013 and held through February 28, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 31.21%

AEROSPACE & DEFENSE — 0.50%
Boeing Co. (The)
4.88%, 02/15/20	$450	$509,059
Embraer SA
5.15%, 06/15/22[a]	250	257,500
Exelis Inc.
5.55%, 10/01/21	200	204,838
General Dynamics Corp.
1.38%, 01/15/15	500	504,595
Honeywell International Inc.
3.35%, 12/01/23	250	249,789
5.00%, 02/15/19	175	199,296
5.30%, 03/01/18	262	300,074
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	675	722,250
Lockheed Martin Corp.
3.35%, 09/15/21	300	306,227
Northrop Grumman Corp.
1.75%, 06/01/18	400	396,748
Precision Castparts Corp.
1.25%, 01/15/18	200	197,678
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	625	585,752
Rockwell Collins Inc.
3.70%, 12/15/23 (Call 09/15/23)	250	254,843
Textron Inc.
3.65%, 03/01/21	250	253,196
4.63%, 09/21/16	100	108,135
United Technologies Corp.
1.80%, 06/01/17	500	510,868
3.10%, 06/01/22	300	300,867
5.38%, 12/15/17	473	540,875

		6,402,590
AIR FREIGHT & LOGISTICS — 0.08%
FedEx Corp.
2.63%, 08/01/22	500	466,953
United Parcel Service Inc.
3.13%, 01/15/21	250	257,416
5.13%, 04/01/19	282	323,361

		1,047,730

Security	Principal (000s)	Value
AIRLINES — 0.07%
American Airlines Inc. 2013-2 Pass Through Trust Class A
4.95%, 01/15/23[b]	$243	$260,492
Continental Airlines Inc. 2010-1A Pass Through Trust Class A
4.75%, 01/12/21[a]	86	92,289
Delta Air Lines Inc. 2010-2A Pass Through Trust Class A
4.95%, 05/23/19	39	42,004
Delta Air Lines Inc. 2012-1A Pass Through Trust Class A
4.75%, 05/07/20	465	502,162

		896,947
AUTO COMPONENTS — 0.05%
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)	250	265,625
Johnson Controls Inc.
3.75%, 12/01/21 (Call 09/01/21)	200	206,476
4.25%, 03/01/21	200	212,952

		685,053
BEVERAGES — 0.86%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	500	494,560
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	850	854,142
2.50%, 07/15/22	350	332,131
5.38%, 11/15/14	600	620,353
5.38%, 01/15/20	400	462,670
7.75%, 01/15/19	500	625,688
Beam Inc.
5.38%, 01/15/16	54	58,052
Bottling Group LLC
6.95%, 03/15/14	307	307,566
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	250	227,959
Coca-Cola Co. (The)
2.45%, 11/01/20	1,600	1,593,141
3.30%, 09/01/21	500	514,766
5.35%, 11/15/17[a]	950	1,087,732

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value
Coca-Cola Enterprises Inc.
2.13%, 09/15/15	$300	$306,279
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	250	233,355
Diageo Finance BV
5.30%, 10/28/15	498	536,523
Diageo Investment Corp.
2.88%, 05/11/22	250	243,653
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	100	103,886
3.20%, 11/15/21 (Call 08/15/21)[a]	200	198,512
PepsiCo Inc.
1.25%, 08/13/17	375	375,038
2.25%, 01/07/19 (Call 12/07/18)	600	607,606
2.75%, 03/05/22	500	483,875
7.90%, 11/01/18	500	629,775

		10,897,262
BIOTECHNOLOGY — 0.21%
Amgen Inc.
1.88%, 11/15/14[a]	100	100,983
2.13%, 05/15/17	500	513,273
2.30%, 06/15/16	150	154,179
3.88%, 11/15/21 (Call 08/15/21)	400	419,685
5.70%, 02/01/19	637	740,669
Celgene Corp.
3.95%, 10/15/20	100	106,035
4.00%, 08/15/23	250	255,139
Gilead Sciences Inc.
3.05%, 12/01/16	300	316,182
4.50%, 04/01/21 (Call 01/01/21)	100	109,467

		2,715,612
BUILDING PRODUCTS — 0.02%
Owens Corning Inc.
9.00%, 06/15/19	160	196,324

		196,324
CAPITAL MARKETS — 3.36%
Ameriprise Financial Inc.
4.00%, 10/15/23	360	366,911
5.30%, 03/15/20	150	171,686

Security	Principal (000s)	Value
Bank of New York Mellon Corp. (The)
0.70%, 10/23/15 (Call 09/23/15)	$750	$751,112
1.30%, 01/25/18 (Call 12/25/17)[a]	600	592,321
2.10%, 01/15/19 (Call 12/15/18)	250	250,113
2.30%, 07/28/16	300	311,044
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.70%, 11/15/14	1,022	1,059,509
Charles Schwab Corp. (The)
0.85%, 12/04/15	250	250,634
3.23%, 09/01/22	262	256,559
Credit Suisse (USA) Inc.
5.38%, 03/02/16	598	647,826
Deutsche Bank AG London
2.50%, 02/13/19	250	253,146
6.00%, 09/01/17	1,298	1,487,973
European Investment Bank
0.50%, 08/15/16	2,950	2,945,032
1.00%, 07/15/15	800	807,977
1.00%, 03/15/18	800	790,473
1.00%, 06/15/18	400	393,222
1.25%, 10/14/16	750	761,727
1.63%, 12/18/18	1,000	999,810
2.13%, 07/15/16	900	932,893
2.75%, 03/23/15	600	615,854
4.00%, 02/16/21	1,700	1,872,813
4.63%, 05/15/14	2,641	2,663,977
Franklin Resources Inc.
2.80%, 09/15/22	250	239,686
Goldman Sachs Group Inc. (The)
1.60%, 11/23/15	3,975	4,020,222
3.63%, 02/07/16	600	630,028
3.70%, 08/01/15	500	519,845
5.25%, 07/27/21	700	777,851
5.35%, 01/15/16	560	605,016
5.75%, 01/24/22	1,400	1,599,081
5.95%, 01/18/18	500	569,962
6.15%, 04/01/18	965	1,112,653
International Finance Corp.
0.88%, 06/15/18	900	881,753
1.00%, 04/24/17	650	653,021
2.25%, 04/11/16	500	518,877
2.75%, 04/20/15	500	514,118

16	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value
Jefferies Group LLC
5.13%, 01/20/23[a]	$200	$213,445
8.50%, 07/15/19	462	574,464
Lazard Group LLC
4.25%, 11/14/20	250	262,172
Morgan Stanley
1.75%, 02/25/16	250	253,898
2.13%, 04/25/18	200	200,830
3.45%, 11/02/15	150	156,311
3.80%, 04/29/16	900	950,665
4.10%, 01/26/15	300	309,217
4.10%, 05/22/23	200	198,477
4.75%, 04/01/14[a]	200	200,619
4.88%, 11/01/22	1,000	1,051,548
5.45%, 01/09/17	500	556,080
5.75%, 10/18/16[a]	473	527,455
5.75%, 01/25/21[a]	950	1,093,830
6.00%, 04/28/15	736	779,991
6.63%, 04/01/18	1,103	1,296,362
7.30%, 05/13/19	262	320,946
Nomura Holdings Inc.
2.00%, 09/13/16	700	707,717
6.70%, 03/04/20	225	263,843
Northern Trust Corp.
3.38%, 08/23/21	100	104,269
3.45%, 11/04/20	50	53,092
State Street Corp.
3.70%, 11/20/23	250	255,328
4.30%, 05/30/14	179	180,720
4.38%, 03/07/21[a]	300	330,720

		42,666,724
CHEMICALS — 0.60%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	50	47,252
Air Products and Chemicals Inc.
2.00%, 08/02/16	250	256,236
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	300	289,523
2.90%, 11/15/22 (Call 08/15/22)	250	234,515
CF Industries Inc.
7.13%, 05/01/20	250	299,246

Security	Principal (000s)	Value
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	$250	$238,902
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	500	476,302
4.25%, 11/15/20 (Call 08/15/20)[a]	300	320,587
8.55%, 05/15/19	400	518,773
E.I. du Pont de Nemours and Co.
3.63%, 01/15/21	300	313,081
4.25%, 04/01/21	850	916,222
Eastman Chemical Co.
3.00%, 12/15/15	200	207,419
Ecolab Inc.
3.00%, 12/08/16	600	631,773
FMC Corp.
4.10%, 02/01/24 (Call 11/01/23)	250	257,253
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	400	446,580
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	150	151,364
Potash Corp. of Saskatchewan Inc.
6.50%, 05/15/19	300	357,572
PPG Industries Inc.
3.60%, 11/15/20	200	206,619
Praxair Inc.
1.05%, 11/07/17	500	493,259
3.00%, 09/01/21	100	99,735
4.05%, 03/15/21	100	107,012
4.50%, 08/15/19	256	285,554
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	250	236,966
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	50	51,827
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	150	153,741

		7,597,313

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value
COMMERCIAL BANKS — 3.95%
Abbey National Treasury Services PLC
4.00%, 04/27/16	$300	$318,781
African Development Bank
1.13%, 03/15/17	750	756,501
1.63%, 10/02/18	250	251,387
American Express Centurion Bank
5.95%, 06/12/17	300	342,811
Associated Banc-Corp
5.13%, 03/28/16 (Call 02/28/16)	100	106,955
Australia and New Zealand Banking Group Ltd.
1.45%, 05/15/18	250	246,070
Bank of America N.A.
5.30%, 03/15/17	500	555,021
Bank of Montreal
1.45%, 04/09/18 (Call 03/09/18)	400	395,264
1.75%, 04/29/14[a]	150	150,358
2.38%, 01/25/19 (Call 12/25/18)	250	253,248
2.50%, 01/11/17	200	208,284
Bank of Nova Scotia
2.05%, 10/07/15	1,100	1,127,947
2.05%, 10/30/18	800	802,120
4.38%, 01/13/21	150	164,861
Barclays Bank PLC
2.75%, 02/23/15	300	306,562
5.13%, 01/08/20	700	791,711
5.20%, 07/10/14	400	406,674
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	300	301,900
2.15%, 03/22/17 (Call 02/22/17)	525	539,115
3.20%, 03/15/16 (Call 02/16/16)	250	261,764
6.85%, 04/30/19	162	197,955
BNP Paribas SA
2.38%, 09/14/17	550	564,081
3.25%, 03/11/15	300	308,276
5.00%, 01/15/21	800	885,071

Security	Principal (000s)	Value
Branch Banking & Trust Co.
1.00%, 04/03/17	$250	$249,494
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	150	150,982
1.55%, 01/23/18 (Call 12/23/17)	200	198,948
Capital One N.A.
1.50%, 03/22/18 (Call 02/22/18)[a]	400	393,932
Comerica Inc.
3.00%, 09/16/15	50	51,679
Commonwealth Bank of Australia
1.90%, 09/18/17	250	253,208
2.50%, 09/20/18	1,000	1,019,898
Corporacion Andina de Fomento
4.38%, 06/15/22	300	306,585
Council of Europe Development Bank
1.13%, 05/31/18	800	788,232
1.50%, 02/22/17	250	254,602
Credit Suisse New York
5.40%, 01/14/20	575	648,412
5.50%, 05/01/14	100	100,830
6.00%, 02/15/18	400	464,693
European Bank for Reconstruction and Development
1.00%, 02/16/17	750	755,138
1.50%, 03/16/20	250	242,530
1.63%, 11/15/18[a]	600	603,683
Series G
2.75%, 04/20/15	300	308,471
Fifth Third Bancorp
2.30%, 03/01/19	200	200,470
5.45%, 01/15/17	526	583,763
HSBC Bank (USA) N.A.
4.88%, 08/24/20	350	378,952
HSBC Holdings PLC
5.10%, 04/05/21	625	699,408
HSBC USA Inc.
2.38%, 02/13/15	600	611,084
2.63%, 09/24/18[a]	800	820,291
Huntington National Bank (The)
2.20%, 04/01/19	250	249,878

18	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value
Intesa Sanpaolo SpA
3.13%, 01/15/16	$300	$306,978
3.88%, 01/15/19	250	254,833
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	1,000	1,149,722
KeyBank N.A.
1.65%, 02/01/18	500	493,623
Lloyds Bank PLC
4.20%, 03/28/17[a]	500	543,772
Manufacturers and Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	750	737,293
National Australia Bank Ltd.
1.60%, 08/07/15	500	507,813
2.30%, 07/25/18[a]	250	253,776
National City Corp.
6.88%, 05/15/19	776	929,808
Nordic Investment Bank
0.50%, 04/14/16	1,700	1,702,252
5.00%, 02/01/17	307	344,292
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)[b]	200	200,627
PNC Bank N.A.
1.30%, 10/03/16 (Call 09/03/16)[c]	250	252,320
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[c]	700	701,964
5.25%, 11/15/15[c]	135	144,428
Rabobank Nederland
3.38%, 01/19/17	725	772,171
3.95%, 11/09/22	500	494,191
4.50%, 01/11/21	600	648,851
Royal Bank of Canada
1.45%, 10/30/14[a]	200	201,535
1.50%, 01/16/18[a]	500	499,248
2.20%, 07/27/18	250	254,109
2.30%, 07/20/16	150	155,291
2.88%, 04/19/16	350	365,676
Royal Bank of Scotland Group PLC
4.38%, 03/16/16	400	427,177
5.63%, 08/24/20[a]	500	566,079
6.13%, 01/11/21[a]	400	467,259

Security	Principal (000s)	Value
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	$250	$259,958
4.63%, 04/19/16	100	106,809
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18	500	495,699
2.50%, 07/19/18	500	510,225
3.95%, 01/10/24	250	256,578
SunTrust Bank
1.35%, 02/15/17 (Call 01/15/17)	250	251,147
7.25%, 03/15/18	262	309,967
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	100	105,817
Svenska Handelsbanken AB
2.50%, 01/25/19	250	253,347
2.88%, 04/04/17	250	261,219
Toronto-Dominion Bank (The)
1.38%, 07/14/14	50	50,205
2.38%, 10/19/16	700	726,724
2.50%, 07/14/16	100	104,091
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	500	508,001
2.20%, 11/15/16 (Call 10/14/16)	200	207,220
3.70%, 01/30/24 (Call 12/29/23)	250	254,967
4.13%, 05/24/21 (Call 04/23/21)	100	108,459
UBS AG Stamford
5.88%, 12/20/17	1,110	1,275,195
Union Bank N.A.
2.63%, 09/26/18 (Call 08/26/18)	250	256,781
US Bank N.A.
4.80%, 04/15/15	461	483,397
Wachovia Corp./Wells Fargo & Co.
5.63%, 10/15/16	550	614,839
5.75%, 06/15/17	1,010	1,156,793
Wells Fargo & Co.
1.50%, 07/01/15	500	506,941
1.50%, 01/16/18	800	797,301

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value
3.63%, 04/15/15	$700	$725,214
3.75%, 10/01/14	575	586,813
4.60%, 04/01/21	425	472,688
Series M
3.45%, 02/13/23	600	587,320
Westpac Banking Corp.
1.13%, 09/25/15	2,950	2,978,530
3.00%, 08/04/15	350	362,640
4.88%, 11/19/19	375	419,189
Zions BanCorp.
4.50%, 06/13/23 (Call 05/11/23)	275	278,511

		50,225,553
COMMERCIAL SERVICES & SUPPLIES — 0.12%
Republic Services Inc.
5.00%, 03/01/20	400	446,655
Unilever Capital Corp.
0.85%, 08/02/17	500	492,053
4.25%, 02/10/21	250	273,221
Waste Management Inc.
4.60%, 03/01/21 (Call 12/01/20)	350	380,441

		1,592,370
COMMUNICATIONS EQUIPMENT — 0.22%
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	500	481,660
Cisco Systems Inc.
3.63%, 03/04/24	500	503,986
5.50%, 02/22/16	1,072	1,174,877
Harris Corp.
4.40%, 12/15/20	150	158,646
Juniper Networks Inc.
4.60%, 03/15/21	200	202,640
Motorola Solutions Inc.
3.50%, 03/01/23	275	262,093

		2,783,902
COMPUTERS & PERIPHERALS — 0.46%
Apple Inc.
1.00%, 05/03/18	1,050	1,025,917
2.40%, 05/03/23[a]	450	414,459
EMC Corp.
1.88%, 06/01/18	475	475,672

Security	Principal (000s)	Value
2.65%, 06/01/20	$250	$250,138
3.38%, 06/01/23 (Call 03/01/23)	100	99,174
Hewlett-Packard Co.
2.35%, 03/15/15	300	305,258
2.60%, 09/15/17	400	412,634
2.65%, 06/01/16	150	155,137
4.30%, 06/01/21	450	465,282
4.65%, 12/09/21[a]	200	212,032
5.50%, 03/01/18[a]	501	568,293
NetApp Inc.
2.00%, 12/15/17	250	253,042
Seagate HDD Cayman
3.75%, 11/15/18[b]	1,050	1,081,500
4.75%, 06/01/23[b]	200	194,000

		5,912,538
CONSTRUCTION & ENGINEERING — 0.02%
Fluor Corp.
3.38%, 09/15/21	200	201,662

		201,662
CONSTRUCTION MATERIALS — 0.01%
CRH America Inc.
8.13%, 07/15/18	100	123,577

		123,577
CONSUMER FINANCE — 1.18%
American Express Co.
1.55%, 05/22/18	500	493,124
2.65%, 12/02/22	250	237,183
6.80%, 09/01/66 (Call 09/01/16)[d]	268	290,780
7.00%, 03/19/18	542	649,489
American Express Credit Corp.
2.38%, 03/24/17	400	413,155
2.75%, 09/15/15	600	619,689
2.80%, 09/19/16	200	209,018
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	250	258,341
Capital One Bank (USA) N.A.
3.38%, 02/15/23	250	241,816
Capital One Financial Corp.
2.13%, 07/15/14	450	452,732
6.75%, 09/15/17	526	617,309

20	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value
Caterpillar Financial Services Corp.
1.63%, 06/01/17	$250	$253,560
Series G
2.45%, 09/06/18	250	256,467
Discover Financial Services
3.85%, 11/21/22	575	562,056
Ford Motor Credit Co. LLC
1.70%, 05/09/16	800	811,142
2.38%, 01/16/18	200	202,781
4.25%, 02/03/17	1,000	1,076,930
4.38%, 08/06/23[a]	200	207,117
7.00%, 04/15/15	950	1,015,611
8.13%, 01/15/20[a]	750	950,414
HSBC Finance Corp.
5.50%, 01/19/16	350	377,908
6.68%, 01/15/21	444	520,286
John Deere Capital Corp.
0.88%, 04/17/15	100	100,551
1.30%, 03/12/18	400	396,262
1.70%, 01/15/20	175	168,419
1.85%, 09/15/16	500	511,459
2.80%, 03/04/21	250	251,075
3.15%, 10/15/21	200	201,894
PACCAR Financial Corp.
0.80%, 02/08/16	250	250,699
1.55%, 09/29/14	200	201,457
Toyota Motor Credit Corp.
1.25%, 11/17/14	200	201,339
1.25%, 10/05/17	600	598,383
1.75%, 05/22/17	500	509,837
2.63%, 01/10/23	775	737,400
3.40%, 09/15/21	200	207,142

		15,052,825
CONTAINERS & PACKAGING — 0.01%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	50	52,694
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	15	15,494

		68,188
DIVERSIFIED FINANCIAL SERVICES — 3.64%
Alterra Finance LLC
6.25%, 09/30/20	100	115,464

Security	Principal (000s)	Value
Bank of America Corp.
2.00%, 01/11/18	$900	$904,331
2.60%, 01/15/19	600	607,413
3.30%, 01/11/23	500	486,109
3.63%, 03/17/16	500	526,969
4.13%, 01/22/24	500	509,978
4.50%, 04/01/15	600	624,065
5.42%, 03/15/17	1,000	1,108,869
5.45%, 07/15/14	785	797,130
5.63%, 07/01/20	950	1,091,645
5.65%, 05/01/18	910	1,039,384
5.70%, 01/24/22	1,225	1,413,183
6.05%, 05/16/16	600	659,695
6.50%, 08/01/16	300	337,724
6.88%, 04/25/18	350	416,230
7.38%, 05/15/14	803	813,844
7.63%, 06/01/19	262	326,350
BBVA U.S. Senior SA Unipersonal
4.66%, 10/09/15	500	524,553
BP Capital Markets PLC
1.85%, 05/05/17	250	254,965
2.24%, 09/26/18	600	609,702
2.75%, 05/10/23	200	187,094
3.13%, 10/01/15	200	208,157
3.20%, 03/11/16	800	840,623
3.56%, 11/01/21	200	205,971
3.88%, 03/10/15	150	155,398
3.99%, 09/26/23	500	515,012
4.74%, 03/11/21	200	222,332
4.75%, 03/10/19	150	168,557
Citigroup Inc.
1.25%, 01/15/16	250	251,600
1.70%, 07/25/16	200	202,575
1.75%, 05/01/18	500	494,232
2.25%, 08/07/15	500	510,207
3.50%, 05/15/23	500	473,494
3.88%, 10/25/23	250	250,096
4.45%, 01/10/17	1,575	1,709,254
4.50%, 01/14/22	250	266,178
4.75%, 05/19/15	1,050	1,100,703
5.00%, 09/15/14	150	153,514
6.13%, 05/15/18	785	910,144
8.50%, 05/22/19[a]	512	658,084

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value
Deutsche Telekom International Finance BV
5.75%, 03/23/16	$315	$345,756
General Electric Capital Corp.
1.63%, 07/02/15	300	304,793
1.63%, 04/02/18	500	500,688
2.15%, 01/09/15	1,125	1,142,598
2.95%, 05/09/16	450	471,406
3.10%, 01/09/23	650	634,707
4.65%, 10/17/21	400	441,539
5.00%, 01/08/16	640	691,748
5.30%, 02/11/21	650	733,964
5.63%, 09/15/17	1,000	1,146,233
5.63%, 05/01/18	962	1,111,561
6.00%, 08/07/19	762	903,505
ING U.S. Inc.
5.50%, 07/15/22	250	278,709
International Bank for Reconstruction and Development
0.50%, 04/15/16	600	600,859
1.00%, 09/15/16	2,200	2,223,460
2.13%, 02/13/23[a]	800	769,372
2.38%, 05/26/15	750	769,565
Series GDIF
1.88%, 03/15/19	250	252,716
J.P. Morgan Chase & Co.
1.10%, 10/15/15	950	956,050
1.35%, 02/15/17	250	251,398
1.63%, 05/15/18[a]	1,300	1,285,085
1.80%, 01/25/18	500	499,810
2.35%, 01/28/19	250	251,038
3.15%, 07/05/16	600	630,179
3.20%, 01/25/23	400	387,611
3.25%, 09/23/22	450	441,416
3.38%, 05/01/23	500	477,319
3.45%, 03/01/16	450	472,654
4.25%, 10/15/20	500	537,582
4.35%, 08/15/21	500	537,188
4.50%, 01/24/22	400	431,108
6.00%, 01/15/18	800	923,815
6.30%, 04/23/19	262	310,885
Merrill Lynch & Co. Inc.
Series C
5.00%, 01/15/15	235	243,737

Security	Principal (000s)	Value
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)	$250	$264,166
5.50%, 09/01/20	100	110,376
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	300	301,776
2.15%, 02/01/19 (Call 01/01/19)	250	251,374
3.05%, 02/15/22 (Call 11/15/21)	250	248,953
3.40%, 11/15/23 (Call 08/15/23)	250	248,768
ORIX Corp.
5.00%, 01/12/16	250	267,818

		46,304,113
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.05%
AT&T Inc.
0.90%, 02/12/16	850	852,387
1.40%, 12/01/17	600	593,981
2.40%, 08/15/16	950	981,607
2.50%, 08/15/15	400	410,853
3.00%, 02/15/22	750	723,656
5.50%, 02/01/18	750	852,955
British Telecommunications PLC
5.95%, 01/15/18	150	172,936
Embarq Corp.
7.08%, 06/01/16	450	501,750
Orange
4.38%, 07/08/14	600	608,968
Telefonica Emisiones SAU
3.19%, 04/27/18	500	515,764
3.73%, 04/27/15	450	463,519
5.46%, 02/16/21	450	492,763
Verizon Communications Inc.
1.25%, 11/03/14	300	301,536
2.45%, 11/01/22 (Call 08/01/22)	900	820,372
3.50%, 11/01/21	300	302,006
3.65%, 09/14/18	1,225	1,306,740
4.50%, 09/15/20	750	812,170
5.15%, 09/15/23	1,025	1,121,127
5.50%, 02/15/18	450	511,262
5.55%, 02/15/16	872	947,851

		13,294,203

22	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value
ELECTRIC UTILITIES — 1.01%
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	$475	$471,933
2.95%, 12/15/22 (Call 09/15/22)	250	238,575
Arizona Public Service Co.
8.75%, 03/01/19	250	320,166
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	250	233,834
Detroit Edison Co. (The)
3.45%, 10/01/20 (Call 07/01/20)	150	157,492
Duke Energy Corp.
1.63%, 08/15/17	250	251,663
2.10%, 06/15/18 (Call 05/15/18)	300	302,655
3.05%, 08/15/22 (Call 05/15/22)	100	97,520
3.55%, 09/15/21 (Call 06/15/21)	150	154,280
5.05%, 09/15/19[a]	262	295,488
Duke Energy Indiana Inc.
3.75%, 07/15/20	200	212,093
Duke Energy Progress Inc.
3.00%, 09/15/21 (Call 06/15/21)	150	150,494
Edison International
3.75%, 09/15/17	450	482,724
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	200	209,553
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	100	106,595
Entergy Louisiana LLC
1.88%, 12/15/14	100	101,134
Exelon Corp.
4.90%, 06/15/15	540	565,224
Georgia Power Co.
0.75%, 08/10/15	500	499,825
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	50	53,805

Security	Principal (000s)	Value
5.29%, 06/15/22 (Call 03/15/22)[e]	$75	$82,799
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	50	51,789
LG&E and KU Energy LLC
2.13%, 11/15/15	100	101,719
3.75%, 11/15/20 (Call 08/15/20)[a]	100	103,243
MidAmerican Energy Co.
3.70%, 09/15/23 (Call 06/15/23)	250	256,343
MidAmerican Energy Holdings Co.
3.75%, 11/15/23 (Call 08/15/23)[b]	250	249,804
5.75%, 04/01/18	300	344,658
Nevada Power Co.
7.13%, 03/15/19	375	464,853
NextEra Energy Capital Holdings Inc.
1.20%, 06/01/15	600	602,571
6.00%, 03/01/19[a]	256	293,847
Nisource Finance Corp.
4.45%, 12/01/21 (Call 09/01/21)	400	424,609
Northern States Power Co.
1.95%, 08/15/15 (Call 05/15/15)	100	101,748
2.15%, 08/15/22 (Call 02/15/22)	600	555,350
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	250	233,667
Oncor Electric Delivery Co. LLC
6.38%, 01/15/15	268	280,947
Pacific Gas & Electric Co.
3.25%, 06/15/23 (Call 03/15/23)	100	97,333
8.25%, 10/15/18	600	757,478
Portland General Electric Co.
6.10%, 04/15/19	100	118,366
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)[a]	150	150,886

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)[a]	$575	$566,516
4.40%, 01/15/21 (Call 10/15/20)	300	324,687
Public Service Co. of Oklahoma
4.40%, 02/01/21	100	107,972
Scottish Power Ltd.
5.38%, 03/15/15	65	67,928
Southern Co. (The)
2.38%, 09/15/15	100	102,165
Southwestern Electric Power Co.
6.45%, 01/15/19	162	190,444
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	250	237,073
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	75	82,081
UIL Holdings Corp.
4.63%, 10/01/20	100	105,358
Union Electric Co.
6.70%, 02/01/19	262	316,924
Virginia Electric and Power Co.
2.95%, 01/15/22 (Call 10/15/21)	100	99,236
3.45%, 02/15/24 (Call 11/15/23)	250	251,445
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	200	200,007

		12,828,899
ELECTRICAL EQUIPMENT — 0.14%
ABB Finance (USA) Inc.
2.88%, 05/08/22	250	244,011
Eaton Corp. PLC
1.50%, 11/02/17	500	499,518
2.75%, 11/02/22	250	237,705
Emerson Electric Co.
4.88%, 10/15/19	75	84,329
5.25%, 10/15/18	255	289,719
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	250	236,519

Security	Principal (000s)	Value
Tyco Electronics Group SA
6.55%, 10/01/17	$200	$231,260

		1,823,061
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.07%
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	50	50,297
Arrow Electronics Inc.
5.13%, 03/01/21	150	159,652
Avnet Inc.
4.88%, 12/01/22	250	257,437
Corning Inc.
4.25%, 08/15/20	50	54,131
Ingram Micro Inc.
5.25%, 09/01/17	100	107,572
Jabil Circuit Inc.
4.70%, 09/15/22	250	238,750

		867,839
ENERGY EQUIPMENT & SERVICES — 0.29%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	150	152,521
Cameron International Corp.
4.50%, 06/01/21 (Call 03/01/21)	350	372,461
Ensco PLC
4.70%, 03/15/21	300	322,871
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	300	304,781
Nabors Industries Inc.
5.00%, 09/15/20	300	319,059
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	250	237,526
Noble Holding International Ltd.
4.63%, 03/01/21	200	210,816
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)	75	76,160
5.00%, 09/01/17	100	109,287

24	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value
Transocean Inc.
5.05%, 12/15/16[a]	$450	$492,501
6.00%, 03/15/18	173	194,563
6.50%, 11/15/20	100	112,939
Weatherford International Inc.
6.35%, 06/15/17[a]	268	305,131
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)	500	521,557

		3,732,173
FOOD & STAPLES RETAILING — 0.51%
Costco Wholesale Corp.
0.65%, 12/07/15	500	501,806
1.70%, 12/15/19	250	244,038
CVS Caremark Corp.
2.75%, 12/01/22 (Call 09/01/22)[a]	100	94,171
4.00%, 12/05/23 (Call 09/05/23)	250	256,374
4.13%, 05/15/21 (Call 02/15/21)	450	478,377
5.75%, 06/01/17	205	233,744
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
4.13%, 04/10/19	250	262,376
6.50%, 06/15/17[a]	75	85,234
Kroger Co. (The)
2.20%, 01/15/17	300	307,955
3.90%, 10/01/15	300	315,262
4.00%, 02/01/24 (Call 11/01/23)	250	253,414
Safeway Inc.
3.95%, 08/15/20[a]	200	198,250
Sysco Corp.
2.60%, 06/12/22	250	236,364
Wal-Mart Stores Inc.
0.60%, 04/11/16	400	401,054
1.13%, 04/11/18	800	788,711
3.25%, 10/25/20	650	676,039
5.38%, 04/05/17	400	453,754
Walgreen Co.
1.80%, 09/15/17	575	582,376
3.10%, 09/15/22	100	96,496

		6,465,795

Security	Principal (000s)	Value
FOOD PRODUCTS — 0.47%
Archer-Daniels-Midland Co.
4.48%, 03/01/21	$250	$271,386
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	250	259,281
4.10%, 03/15/16	150	158,409
Campbell Soup Co.
3.05%, 07/15/17	200	209,636
ConAgra Foods Inc.
1.90%, 01/25/18	500	498,316
3.25%, 09/15/22[a]	250	240,941
General Mills Inc.
1.55%, 05/16/14	200	200,490
3.65%, 02/15/24 (Call 11/15/23)	250	252,245
5.70%, 02/15/17	200	225,888
Hershey Co. (The)
1.50%, 11/01/16	200	203,662
4.13%, 12/01/20	250	272,808
Ingredion Inc.
4.63%, 11/01/20	50	53,655
Kellogg Co.
1.88%, 11/17/16	150	152,997
3.13%, 05/17/22[a]	250	244,756
4.45%, 05/30/16	300	323,187
Kraft Foods Group Inc.
2.25%, 06/05/17	500	515,488
3.50%, 06/06/22	250	251,425
McCormick & Co. Inc.
3.90%, 07/15/21 (Call 04/15/21)	200	210,683
Mondelez International Inc.
4.13%, 02/09/16	375	398,533
5.38%, 02/10/20	100	114,062
6.13%, 02/01/18	479	554,245
6.13%, 08/23/18	275	320,276

		5,932,369
GAS UTILITIES — 0.08%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	200	205,718
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	375	408,564

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	$250	$240,919
ONE Gas Inc.
3.61%, 02/01/24 (Call 11/01/23)[b]	25	25,306
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	163	157,359

		1,037,866
HEALTH CARE EQUIPMENT & SUPPLIES — 0.33%
Abbott Laboratories
5.13%, 04/01/19	488	559,067
Baxter International Inc.
2.40%, 08/15/22	500	468,451
4.25%, 03/15/20	200	217,282
Becton, Dickinson and Co.
3.13%, 11/08/21	200	201,429
3.25%, 11/12/20	100	102,975
Boston Scientific Corp.
6.00%, 01/15/20	250	290,973
Covidien International Finance SA
6.00%, 10/15/17	450	515,689
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)	500	476,297
3.00%, 03/15/15	200	205,588
4.13%, 03/15/21 (Call 12/15/20)	400	431,038
St. Jude Medical Inc.
2.50%, 01/15/16	100	102,955
Stryker Corp.
1.30%, 04/01/18[a]	275	270,571
2.00%, 09/30/16	100	103,047
Zimmer Holdings Inc.
3.38%, 11/30/21 (Call 08/30/21)	200	200,200

		4,145,562
HEALTH CARE PROVIDERS & SERVICES — 0.65%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	250	235,852

Security	Principal (000s)	Value
3.95%, 09/01/20	$100	$106,607
4.13%, 06/01/21 (Call 03/01/21)	300	320,975
AmerisourceBergen Corp.
5.88%, 09/15/15	454	489,500
Cardinal Health Inc.
3.20%, 06/15/22	500	485,420
Cigna Corp.
2.75%, 11/15/16	100	104,101
4.00%, 02/15/22 (Call 11/15/21)	100	103,835
4.38%, 12/15/20 (Call 09/15/20)[a]	100	108,170
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	150	171,021
Express Scripts Holding Co.
3.13%, 05/15/16	250	261,981
3.50%, 11/15/16	200	212,293
4.75%, 11/15/21	200	217,597
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)[a]	500	475,632
6.45%, 06/01/16	200	223,452
Laboratory Corp. of America Holdings
2.20%, 08/23/17[a]	550	552,259
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	425	397,620
5.70%, 03/01/17	336	370,198
Medco Health Solutions Inc.
7.13%, 03/15/18	592	706,865
Quest Diagnostics Inc.
4.70%, 04/01/21	150	158,695
UnitedHealth Group Inc.
1.40%, 10/15/17	250	250,026
2.88%, 03/15/23	300	286,481
4.70%, 02/15/21 (Call 11/15/20)[a]	200	221,033
4.88%, 03/15/15	268	280,121
6.00%, 06/15/17	250	284,435
WellPoint Inc.
1.88%, 01/15/18[a]	250	250,045

26	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value
3.30%, 01/15/23	$200	$192,381
3.70%, 08/15/21 (Call 05/15/21)	475	482,840
4.35%, 08/15/20	100	107,201
5.25%, 01/15/16	200	216,097

		8,272,733
HOTELS, RESTAURANTS & LEISURE — 0.21%
Carnival Corp.
3.95%, 10/15/20[a]	250	256,740
Darden Restaurants Inc.
4.50%, 10/15/21	200	198,214
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	235	222,553
International Game Technology
7.50%, 06/15/19	100	117,779
Marriott International Inc.
3.00%, 03/01/19 (Call 12/01/18)	300	306,145
McDonald’s Corp.
2.63%, 01/15/22	50	49,142
5.35%, 03/01/18	473	542,651
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	250	252,457
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	250	237,111
Wyndham Worldwide Corp.
2.95%, 03/01/17 (Call 02/01/17)	50	50,945
4.25%, 03/01/22 (Call 12/01/21)	100	99,266
Yum! Brands Inc.
3.88%, 11/01/23 (Call 08/01/23)	200	199,437
6.25%, 03/15/18[a]	67	77,319

		2,609,759
HOUSEHOLD DURABLES — 0.09%
MDC Holdings Inc.
5.50%, 01/15/24 (Call 10/15/23)	250	255,000

Security	Principal (000s)	Value
Newell Rubbermaid Inc.
2.00%, 06/15/15	$475	$481,651
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	100	102,635
Whirlpool Corp.
4.85%, 06/15/21[a]	250	271,875

		1,111,161
HOUSEHOLD PRODUCTS — 0.20%
Clorox Co. (The)
3.80%, 11/15/21	300	307,864
Colgate-Palmolive Co.
1.30%, 01/15/17[a]	200	202,794
2.30%, 05/03/22	400	379,561
2.95%, 11/01/20	150	152,547
Kimberly-Clark Corp.
6.13%, 08/01/17	256	296,894
Procter & Gamble Co. (The)
1.45%, 08/15/16	425	432,909
1.60%, 11/15/18	250	250,224
1.80%, 11/15/15	350	357,690
4.70%, 02/15/19	200	227,480

		2,607,963
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.15%
Constellation Energy Group Inc.
4.55%, 06/15/15	556	579,783
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)[a]	200	199,215
6.50%, 05/01/18	100	112,398
PSEG Power LLC
2.75%, 09/15/16	100	102,086
4.15%, 09/15/21 (Call 06/15/21)	150	155,840
Southern Power Co.
Series D
4.88%, 07/15/15	432	455,335
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	275	270,517

		1,875,174

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value
INDUSTRIAL CONGLOMERATES — 0.23%
3M Co.
1.38%, 09/29/16	$250	$254,275
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	250	243,641
Danaher Corp.
2.30%, 06/23/16	50	51,884
3.90%, 06/23/21 (Call 03/23/21)	350	370,831
General Electric Co.
2.70%, 10/09/22	1,100	1,059,721
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	250	295,379
Koninklijke Philips NV
3.75%, 03/15/22	400	412,338
Pentair Finance SA
2.65%, 12/01/19	250	243,595

		2,931,664
INSURANCE — 1.03%
ACE INA Holdings Inc.
2.70%, 03/13/23	450	425,346
Aflac Inc.
3.45%, 08/15/15[a]	100	104,117
4.00%, 02/15/22[a]	200	207,880
Allstate Corp. (The)
5.00%, 08/15/14	336	342,902
American International Group Inc.
4.88%, 06/01/22	300	327,531
5.60%, 10/18/16	673	748,433
5.85%, 01/16/18	550	632,110
6.40%, 12/15/20	500	595,566
Aon PLC
3.13%, 05/27/16	100	104,161
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	300	304,930
4.85%, 01/15/15	654	679,696
5.40%, 05/15/18[a]	450	518,477
Berkshire Hathaway Inc.
1.90%, 01/31/17	500	513,226
Chubb Corp. (The)
6.38%, 03/29/67 (Call 04/15/17)[d]	250	277,500

Security	Principal (000s)	Value
CNA Financial Corp.
5.88%, 08/15/20	$75	$87,139
6.50%, 08/15/16	250	281,612
Fidelity National Financial Inc.
5.50%, 09/01/22	300	316,450
Genworth Holdings Inc.
5.75%, 06/15/14[a]	326	330,535
7.63%, 09/24/21[a]	250	305,718
Hartford Financial Services Group Inc.
5.13%, 04/15/22	250	278,314
5.38%, 03/15/17	250	277,278
Lincoln National Corp.
8.75%, 07/01/19	300	388,016
Markel Corp.
5.35%, 06/01/21	200	220,675
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	168	180,561
MetLife Inc.
3.05%, 12/15/22	475	459,010
4.75%, 02/08/21	200	222,300
5.00%, 06/15/15	290	306,339
Series D
4.37%, 09/15/23	300	317,455
Principal Financial Group Inc.
1.85%, 11/15/17	500	502,195
Progressive Corp. (The)
3.75%, 08/23/21	100	104,582
Prudential Financial Inc.
3.00%, 05/12/16	150	156,321
4.50%, 11/16/21	300	326,235
5.88%, 09/15/42 (Call 09/15/22)[d]	250	260,000
Series B
5.10%, 09/20/14	648	664,608
Reinsurance Group of America Inc.
5.00%, 06/01/21	200	216,262
Travelers Companies Inc. (The)
6.25%, 06/20/16	262	293,522
Trinity Acquisition PLC
4.63%, 08/15/23[a]	250	255,090
Willis Group Holdings PLC
5.75%, 03/15/21	100	110,579

28	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value
WR Berkley Corp.
4.63%, 03/15/22	$200	$209,784
XLIT Ltd.
5.75%, 10/01/21	200	231,039

		13,083,494
INTERNET & CATALOG RETAIL — 0.03%
Amazon.com Inc.
0.65%, 11/27/15	250	250,413
2.50%, 11/29/22 (Call 08/29/22)	150	139,213

		389,626
INTERNET SOFTWARE & SERVICES — 0.09%
Baidu Inc.
2.25%, 11/28/17[a]	200	200,709
eBay Inc.
1.35%, 07/15/17	100	100,306
3.25%, 10/15/20 (Call 07/15/20)	150	154,890
Google Inc.
2.13%, 05/19/16	200	207,135
3.38%, 02/25/24	425	427,701

		1,090,741
IT SERVICES — 0.32%
Computer Sciences Corp.
4.45%, 09/15/22	50	50,318
6.50%, 03/15/18[a]	150	174,543
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	250	235,397
Fiserv Inc.
3.13%, 06/15/16	25	26,023
4.75%, 06/15/21	200	212,515
International Business Machines Corp.
0.55%, 02/06/15	500	501,140
1.63%, 05/15/20	500	476,381
1.95%, 07/22/16	300	308,846
2.90%, 11/01/21	750	740,840
3.63%, 02/12/24	225	227,537
5.70%, 09/14/17	550	630,759
Western Union Co. (The)
5.25%, 04/01/20	416	445,741

		4,030,040

Security	Principal (000s)	Value
LEISURE EQUIPMENT & PRODUCTS — 0.00%
Mattel Inc.
2.50%, 11/01/16	$50	$51,628

		51,628
LIFE SCIENCES TOOLS & SERVICES — 0.18%
Agilent Technologies Inc.
5.00%, 07/15/20[a]	100	109,574
6.50%, 11/01/17[a]	225	260,990
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	100	105,639
Life Technologies Corp.
6.00%, 03/01/20	250	290,605
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	150	157,614
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	25	25,080
3.20%, 03/01/16	600	627,849
3.60%, 08/15/21 (Call 05/15/21)	200	204,343
4.15%, 02/01/24 (Call 11/01/23)	500	513,610
4.50%, 03/01/21	50	54,016

		2,349,320
MACHINERY — 0.22%
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)[a]	600	573,461
3.90%, 05/27/21	700	742,582
5.70%, 08/15/16	468	520,200
Deere & Co.
4.38%, 10/16/19	300	334,003
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	225	231,090
Joy Global Inc.
5.13%, 10/15/21[a]	50	53,460
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	50	53,694
Stanley Black & Decker Inc.
3.40%, 12/01/21 (Call 09/01/21)	300	303,177

		2,811,667

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value
MEDIA — 1.06%
21st Century Fox America Inc.
3.00%, 09/15/22	$250	$240,666
5.30%, 12/15/14	556	577,643
CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)	250	245,613
Comcast Corp.
3.13%, 07/15/22	700	688,080
6.50%, 01/15/17	500	575,249
COX Communications Inc.
5.45%, 12/15/14	192	199,282
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	575	602,991
3.55%, 03/15/15	450	463,468
3.80%, 03/15/22	250	246,762
5.00%, 03/01/21	500	539,454
Discovery Communications LLC
3.30%, 05/15/22	650	635,790
3.70%, 06/01/15	350	362,978
Interpublic Group of Companies Inc. (The)
4.00%, 03/15/22	350	349,764
NBCUniversal Media LLC
2.88%, 04/01/16	300	312,616
2.88%, 01/15/23	250	240,578
5.15%, 04/30/20	925	1,056,243
Omnicom Group Inc.
3.63%, 05/01/22	600	597,262
Thomson Reuters Corp.
6.50%, 07/15/18	300	351,570
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	200	207,534
5.00%, 02/01/20	200	221,305
5.85%, 05/01/17	411	465,030
6.75%, 07/01/18	675	795,437
7.50%, 04/01/14	101	101,521
Time Warner Inc.
3.15%, 07/15/15	100	103,319
4.88%, 03/15/20[a]	950	1,056,024
Viacom Inc.
1.25%, 02/27/15	400	402,344

Security	Principal (000s)	Value
3.13%, 06/15/22 (Call 03/15/22)[a]	$275	$264,559
3.50%, 04/01/17	150	159,956
Walt Disney Co. (The)
1.13%, 02/15/17	500	502,734
1.35%, 08/16/16	475	483,044
2.55%, 02/15/22[a]	250	242,785
WPP Finance 2010
4.75%, 11/21/21	150	160,075

		13,451,676
METALS & MINING — 0.71%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)	400	421,327
5.55%, 02/01/17	418	456,264
Barrick Gold Corp.
3.85%, 04/01/22[a]	200	191,401
6.95%, 04/01/19	425	503,809
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	500	503,403
1.63%, 02/24/17	200	203,502
2.88%, 02/24/22	400	393,409
3.25%, 11/21/21	450	457,388
Cliffs Natural Resources Inc.
4.88%, 04/01/21 (Call 01/01/21)[a]	200	193,197
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15	50	50,257
2.38%, 03/15/18	575	580,200
3.55%, 03/01/22 (Call 12/01/21)	300	288,849
3.88%, 03/15/23 (Call 12/15/22)	200	193,400
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	200	182,078
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	250	251,727
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	350	348,235

30	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value
Rio Tinto Finance (USA) Ltd.
2.25%, 09/20/16	$100	$103,157
3.75%, 09/20/21	50	51,527
6.50%, 07/15/18	450	534,568
8.95%, 05/01/14	285	288,763
9.00%, 05/01/19	225	294,950
Rio Tinto Finance (USA) PLC
1.63%, 08/21/17 (Call 07/21/17)	500	503,266
2.25%, 12/14/18 (Call 11/14/18)[a]	600	605,619
Teck Resources Ltd.
3.00%, 03/01/19[a]	200	203,352
3.75%, 02/01/23 (Call 11/01/22)[a]	250	238,119
3.85%, 08/15/17	50	53,372
Vale Overseas Ltd.
4.38%, 01/11/22[a]	575	572,526
6.25%, 01/11/16[a]	336	364,500

		9,032,165
MULTI-UTILITIES — 0.31%
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	250	242,401
Black Hills Corp.
4.25%, 11/30/23 (Call 08/30/23)	250	255,691
CMS Energy Corp.
6.25%, 02/01/20	250	295,823
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18	646	746,890
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	200	196,543
3.38%, 08/15/23 (Call 05/15/23)	225	225,806
Dominion Resources Inc.
4.45%, 03/15/21	250	269,394
Series C
5.15%, 07/15/15	640	677,328
Integrys Energy Group Inc.
4.17%, 11/01/20	50	52,521
San Diego Gas & Electric Co.
3.00%, 08/15/21	200	203,217

Security	Principal (000s)	Value
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	$50	$50,279
4.75%, 05/15/21 (Call 02/15/21)	150	156,773
Sempra Energy
2.00%, 03/15/14	100	100,048
4.05%, 12/01/23 (Call 09/01/23)	300	305,694
6.50%, 06/01/16	112	125,631

		3,904,039
MULTILINE RETAIL — 0.15%
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)	50	51,260
4.75%, 12/15/23 (Call 09/15/23)	250	260,517
Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)	200	204,177
5.90%, 12/01/16	300	337,116
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	200	210,192
Target Corp.
6.00%, 01/15/18	773	897,352

		1,960,614
OFFICE ELECTRONICS — 0.09%
Pitney Bowes Inc.
4.75%, 01/15/16[a]	256	271,523
Xerox Corp.
4.25%, 02/15/15	200	206,741
4.50%, 05/15/21	425	444,677
5.63%, 12/15/19	150	170,945

		1,093,886
OIL, GAS & CONSUMABLE FUELS — 2.33%
Anadarko Petroleum Corp.
5.95%, 09/15/16	481	537,648
6.38%, 09/15/17	500	578,140
Apache Corp.
1.75%, 04/15/17	500	507,985
Boardwalk Pipelines Partners LP
3.38%, 02/01/23 (Call 11/01/22)	250	221,721

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	$250	$249,008
4.88%, 02/01/21 (Call 11/01/20)	150	155,927
Canadian Natural Resources Ltd.
5.90%, 02/01/18	475	544,638
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	250	238,623
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	1,100	1,095,040
1.72%, 06/24/18 (Call 05/24/18)	975	980,483
2.36%, 12/05/22 (Call 09/05/22)	250	234,703
ConocoPhillips
5.75%, 02/01/19	300	352,733
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	250	247,815
2.40%, 12/15/22 (Call 09/15/22)	500	471,774
Continental Resources Inc.
4.50%, 04/15/23 (Call 01/15/23)[a]	500	517,772
DCP Midstream Operating LP
4.95%, 04/01/22 (Call 01/01/22)	200	211,161
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)[a]	300	315,184
6.30%, 01/15/19	300	352,128
El Paso Pipeline Partners Operating Co. LLC
5.00%, 10/01/21 (Call 07/01/21)	100	106,239
6.50%, 04/01/20	250	288,693
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)[a]	300	310,295
Enbridge Inc.
4.90%, 03/01/15	100	104,328

Security	Principal (000s)	Value
Encana Corp.
5.90%, 12/01/17	$350	$400,746
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)	200	209,863
5.20%, 02/01/22 (Call 11/01/21)	250	268,965
5.95%, 02/01/15	315	330,069
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	750	730,560
Series G
5.60%, 10/15/14[a]	707	728,724
EOG Resources Inc.
2.95%, 06/01/15	300	309,320
4.10%, 02/01/21	500	540,943
Husky Energy Inc.
7.25%, 12/15/19	300	369,246
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	250	237,743
3.50%, 03/01/16	50	52,343
4.15%, 03/01/22[a]	200	203,412
5.95%, 02/15/18	400	457,993
6.85%, 02/15/20	250	297,924
Kinder Morgan, Inc.
7.13%, 04/01/21 (Call 04/01/16)	65	74,425
Magellan Midstream Partners LP
4.25%, 02/01/21	300	322,102
Marathon Oil Corp.
6.00%, 10/01/17	494	567,963
Marathon Petroleum Corp.
3.50%, 03/01/16	50	52,465
5.13%, 03/01/21	425	472,855
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	500	525,100
Occidental Petroleum Corp.
1.75%, 02/15/17	150	152,841
2.50%, 02/01/16	300	310,645
2.70%, 02/15/23 (Call 11/15/22)[a]	100	94,636

32	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value
Series 1
4.10%, 02/01/21 (Call 11/01/20)	$250	$270,596
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)	250	260,405
5.00%, 09/15/23 (Call 06/15/23)[a]	250	268,047
Petrohawk Energy Corp.
7.25%, 08/15/18 (Call 08/15/14)	300	318,750
Phillips 66
2.95%, 05/01/17	200	210,032
4.30%, 04/01/22	400	422,071
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	250	255,943
Plains All American Pipeline LP/PAA Finance Corp.
3.85%, 10/15/23 (Call 07/15/23)	250	250,389
3.95%, 09/15/15	300	314,687
8.75%, 05/01/19	275	355,639
Plains Exploration & Production Co.
6.13%, 06/15/19 (Call 06/15/16)	500	550,625
6.63%, 05/01/21 (Call 05/01/16)	425	465,906
Shell International Finance BV
0.63%, 12/04/15	1,425	1,428,003
4.30%, 09/22/19	526	585,237
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	200	205,243
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	500	452,029
Spectra Energy Partners LP
4.60%, 06/15/21 (Call 03/15/21)	100	107,392
Suncor Energy Inc.
6.10%, 06/01/18	450	523,999
Sunoco Inc.
5.75%, 01/15/17	200	219,000

Security	Principal (000s)	Value
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	$100	$99,711
TC Pipelines LP
4.65%, 06/15/21 (Call 03/15/21)	50	51,574
Total Capital Canada Ltd.
1.45%, 01/15/18	200	199,849
Total Capital International SA
1.55%, 06/28/17	500	506,554
2.88%, 02/17/22	250	245,541
Total Capital SA
2.13%, 08/10/18	1,150	1,169,830
2.30%, 03/15/16	200	207,068
4.13%, 01/28/21[a]	250	270,839
TransCanada PipeLines Ltd.
2.50%, 08/01/22	500	469,408
6.50%, 08/15/18	450	536,118
Valero Energy Corp.
6.13%, 02/01/20	450	528,637
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	75	75,495
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	250	225,931
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	250	239,656
5.25%, 03/15/20	475	528,356
XTO Energy Inc.
5.50%, 06/15/18	250	289,464
6.50%, 12/15/18	150	182,666

		29,623,611
PAPER & FOREST PRODUCTS — 0.12%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)[a]	500	502,500
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)[a]	200	199,875
International Paper Co.
4.75%, 02/15/22 (Call 11/15/21)	450	486,776

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value
7.95%, 06/15/18	$262	$322,839

		1,511,990
PERSONAL PRODUCTS — 0.04%
Avon Products Inc.
5.00%, 03/15/23[a]	500	499,640

		499,640
PHARMACEUTICALS — 1.00%
AbbVie Inc.
1.75%, 11/06/17	2,000	2,016,611
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)[a]	600	576,875
Allergan Inc.
3.38%, 09/15/20	250	258,836
AstraZeneca PLC
5.90%, 09/15/17	600	695,676
Bristol-Myers Squibb Co.
3.25%, 11/01/23	250	245,716
Eli Lilly and Co.
1.95%, 03/15/19	250	250,716
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	708	821,336
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	250	253,303
2.85%, 05/08/22	250	245,866
Johnson & Johnson
3.38%, 12/05/23[a]	250	255,963
3.55%, 05/15/21	200	212,275
5.55%, 08/15/17	305	347,473
Merck & Co. Inc.
2.80%, 05/18/23[a]	800	765,976
4.00%, 06/30/15	315	329,797
6.00%, 09/15/17	575	666,507
Novartis Capital Corp.
2.40%, 09/21/22	250	236,217
2.90%, 04/24/15	300	308,735
3.40%, 05/06/24	250	250,869
Novartis Securities Investment Ltd.
5.13%, 02/10/19	412	471,872
Pfizer Inc.
1.50%, 06/15/18[a]	1,000	993,807
6.20%, 03/15/19	429	514,043
Sanofi
1.20%, 09/30/14	100	100,525

Security	Principal (000s)	Value
1.25%, 04/10/18	$100	$98,417
2.63%, 03/29/16	500	520,828
4.00%, 03/29/21	200	213,854
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	200	207,122
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	150	150,095
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	500	479,667
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	200	192,775

		12,681,752
PROFESSIONAL SERVICES — 0.01%
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	200	190,565

		190,565
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.95%
American Tower Corp.
3.40%, 02/15/19	250	259,595
3.50%, 01/31/23	525	494,914
4.63%, 04/01/15	220	228,925
5.05%, 09/01/20	150	163,049
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	250	238,326
3.95%, 01/15/21 (Call 10/15/20)	50	52,406
BioMed Realty LP
4.25%, 07/15/22 (Call 04/15/22)[a]	400	398,597
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	50	53,232
4.13%, 05/15/21	800	837,294
CommonWealth REIT
5.88%, 09/15/20 (Call 03/15/20)	300	318,502
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)	400	415,512

34	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value
Digital Realty Trust LP
5.25%, 03/15/21 (Call 12/15/20)[a]	$250	$262,967
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	250	243,111
7.38%, 02/15/15	250	265,604
EPR Properties
7.75%, 07/15/20	150	171,032
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)	600	570,417
5.13%, 03/15/16	111	119,973
HCP Inc.
3.75%, 02/01/19 (Call 11/01/18)	500	530,546
4.25%, 11/15/23 (Call 08/15/23)	250	256,070
6.70%, 01/30/18	225	263,596
Health Care REIT Inc.
3.63%, 03/15/16	50	51,967
4.13%, 04/01/19 (Call 01/01/19)	300	320,798
4.50%, 01/15/24 (Call 10/15/23)	250	256,842
4.95%, 01/15/21 (Call 10/15/20)	100	108,630
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	250	258,958
Host Hotels & Resorts LP
5.88%, 06/15/19 (Call 06/15/15)	450	488,812
Series D
3.75%, 10/15/23 (Call 07/15/23)	125	119,627
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	250	271,778
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)[a]	250	232,669
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	100	105,882

Security	Principal (000s)	Value
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	$100	$111,979
ProLogis LP
4.50%, 08/15/17	400	427,323
6.88%, 03/15/20 (Call 12/16/19)	100	117,445
Realty Income Corp.
4.65%, 08/01/23 (Call 05/01/23)	250	261,204
Simon Property Group LP
2.75%, 02/01/23 (Call 11/01/22)	300	283,779
3.75%, 02/01/24 (Call 11/01/23)	250	252,431
5.65%, 02/01/20 (Call 11/01/19)	450	526,023
6.13%, 05/30/18	500	586,013
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	100	100,596
4.25%, 03/01/22 (Call 12/01/21)	600	618,827
4.75%, 06/01/21 (Call 03/01/21)	50	53,594
Vornado Realty Trust
5.00%, 01/15/22	250	267,257
Weyerhaeuser Co.
4.63%, 09/15/23	50	52,580

		12,018,682
ROAD & RAIL — 0.32%
Burlington Northern Santa Fe Corp.
3.05%, 09/01/22 (Call 06/01/22)	550	529,594
4.70%, 10/01/19	250	278,905
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	250	230,636
2.85%, 12/15/21 (Call 09/15/21)	100	98,759
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	825	859,936

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value
4.25%, 06/01/21 (Call 03/01/21)	$50	$53,237
Norfolk Southern Corp.
5.90%, 06/15/19	300	348,129
7.70%, 05/15/17	420	499,484
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	350	352,088
3.50%, 06/01/17	100	105,741
3.60%, 03/01/16	100	104,619
Union Pacific Corp.
3.75%, 03/15/24 (Call 12/15/23)	250	253,056
5.75%, 11/15/17	315	362,740

		4,076,924
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.21%
Altera Corp.
2.50%, 11/15/18	500	503,312
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	375	353,767
Applied Materials Inc.
2.65%, 06/15/16	50	51,903
Broadcom Corp.
2.70%, 11/01/18	300	307,554
Intel Corp.
1.95%, 10/01/16	350	360,230
3.30%, 10/01/21	650	664,027
Texas Instruments Inc.
1.65%, 08/03/19	300	291,909
2.38%, 05/16/16	150	155,682

		2,688,384
SOFTWARE — 0.33%
CA Inc.
4.50%, 08/15/23 (Call 05/15/23)	170	175,046
Microsoft Corp.
2.50%, 02/08/16[a]	950	988,354
4.20%, 06/01/19	250	276,881
Oracle Corp.
1.20%, 10/15/17	1,400	1,395,702
2.50%, 10/15/22	300	282,118
5.25%, 01/15/16	543	590,100

Security	Principal (000s)	Value
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	$500	$515,092

		4,223,293
SPECIALTY RETAIL — 0.26%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	50	52,097
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	450	448,120
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	100	112,372
Home Depot Inc. (The)
3.75%, 02/15/24 (Call 11/15/23)	550	566,282
5.40%, 03/01/16	440	482,162
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	550	558,822
3.80%, 11/15/21 (Call 08/15/21)	200	211,856
O’Reilly Automotive Inc.
3.85%, 06/15/23 (Call 03/15/23)	250	247,874
4.63%, 09/15/21 (Call 06/15/21)	100	106,789
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)[a]	375	368,636
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	125	116,360

		3,271,370
TEXTILES, APPAREL & LUXURY GOODS — 0.02%
Cintas Corp. No. 2
2.85%, 06/01/16	150	154,919
VF Corp.
3.50%, 09/01/21 (Call 06/21/21)	50	51,038

		205,957

36	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value
TOBACCO — 0.26%
Altria Group Inc.
4.75%, 05/05/21	$450	$491,389
9.70%, 11/10/18	501	666,541
Lorillard Tobacco Co.
2.30%, 08/21/17[a]	250	256,084
3.50%, 08/04/16[a]	100	105,469
Philip Morris International Inc.
2.50%, 08/22/22	150	139,923
4.50%, 03/26/20	250	276,655
5.65%, 05/16/18	685	793,213
Reynolds American Inc.
6.75%, 06/15/17[a]	447	519,252

		3,248,526
TRADING COMPANIES & DISTRIBUTORS — 0.06%
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)	125	126,240
5.63%, 04/01/17	250	276,250
GATX Corp.
2.50%, 03/15/19	125	125,059
4.85%, 06/01/21	200	209,062

		736,611
WATER UTILITIES — 0.00%
American Water Capital Corp.
6.09%, 10/15/17	50	56,807

		56,807
WIRELESS TELECOMMUNICATION SERVICES — 0.27%
America Movil SAB de CV
2.38%, 09/08/16	200	206,297
5.00%, 03/30/20	675	742,028
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	526	670,899
Vodafone Group PLC
2.95%, 02/19/23	550	517,968
5.63%, 02/27/17	500	565,129
5.75%, 03/15/16	615	679,027

		3,381,348

TOTAL CORPORATE BONDS & NOTES (Cost: $385,352,114)		396,570,860

Security	Principal (000s)	Value
FOREIGN AGENCY OBLIGATIONS[f] — 3.89%

AUSTRIA — 0.08%
Oesterreichische Kontrollbank AG
1.13%, 07/06/15[a]	$300	$303,290
1.13%, 05/29/18	100	98,916
2.00%, 06/03/16	600	619,081

		1,021,287
BRAZIL — 0.29%
Petrobras Global Finance BV
3.00%, 01/15/19[a]	600	572,635
4.38%, 05/20/23[a]	1,000	905,274
Petrobras International Finance Co.
3.88%, 01/27/16	975	1,003,372
5.38%, 01/27/21	350	351,088
5.88%, 03/01/18	500	534,529
7.88%, 03/15/19	262	299,057

		3,665,955
CANADA — 0.76%
British Columbia (Province of)
1.20%, 04/25/17	750	757,658
Export Development Canada
0.50%, 09/15/15	500	502,044
1.25%, 10/26/16[a]	100	101,666
Hydro-Quebec
2.00%, 06/30/16	500	515,667
Manitoba (Province of)
1.30%, 04/03/17	350	353,966
Nova Scotia (Province of)
2.38%, 07/21/15	300	308,361
Ontario (Province of)
1.60%, 09/21/16[a]	1,125	1,151,223
1.65%, 09/27/19	3,100	3,032,899
2.30%, 05/10/16	100	103,773
2.95%, 02/05/15	425	435,425
4.40%, 04/14/20[a]	250	279,770
Quebec (Province of)
2.63%, 02/13/23	1,050	1,004,335
5.00%, 03/01/16	972	1,058,927

		9,605,714
CHINA — 0.05%
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18	250	245,414

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value
3.00%, 05/09/23	$500	$450,725

		696,139
COLOMBIA — 0.08%
Ecopetrol SA
4.25%, 09/18/18[a]	1,000	1,056,820

		1,056,820
GERMANY — 1.30%
FMS Wertmanagement AoeR
1.00%, 11/21/17	1,000	994,401
KfW
0.50%, 09/30/15	200	200,620
0.88%, 09/05/17	4,300	4,280,903
2.00%, 06/01/16	1,700	1,756,821
2.63%, 03/03/15	750	767,682
2.63%, 01/25/22	1,500	1,503,454
2.75%, 10/01/20	1,300	1,338,901
4.88%, 01/17/17[a]	842	940,455
Series G
4.38%, 03/15/18	1,247	1,398,848
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	1,950	1,924,945
1.88%, 09/17/18	600	610,117
5.00%, 11/08/16	667	743,069

		16,460,216
JAPAN — 0.14%
Japan Bank for International Cooperation
1.13%, 07/19/17[a]	600	601,199
1.75%, 07/31/18	1,000	1,005,329
Japan Finance Corp.
2.50%, 01/21/16	100	103,778
2.50%, 05/18/16	100	104,102

		1,814,408
MEXICO — 0.19%
Pemex Project Funding Master Trust
5.75%, 03/01/18	500	556,250
Petroleos Mexicanos
3.50%, 01/30/23	1,050	981,750
4.88%, 01/24/22	625	653,125
5.50%, 01/21/21[a]	250	272,500

		2,463,625

Security	Principal (000s)	Value
NORWAY — 0.11%
Statoil ASA
1.15%, 05/15/18	$100	$98,217
2.45%, 01/17/23	500	471,220
5.25%, 04/15/19	725	835,722

		1,405,159
SOUTH KOREA — 0.21%
Export-Import Bank of Korea (The)
3.75%, 10/20/16	250	266,959
5.00%, 04/11/22	1,000	1,113,327
Korea Development Bank (The)
3.50%, 08/22/17	1,000	1,062,909
Korea Finance Corp.
4.63%, 11/16/21	200	216,345

		2,659,540
SUPRANATIONAL — 0.61%
Asian Development Bank
1.38%, 03/23/20	400	384,955
1.75%, 09/11/18	600	608,002
2.50%, 03/15/16	750	781,206
2.63%, 02/09/15	875	894,238
2.75%, 05/21/14	526	528,897
Inter-American Development Bank
0.88%, 11/15/16	200	201,149
0.88%, 03/15/18	200	196,873
1.13%, 03/15/17	900	908,612
1.38%, 07/15/20	800	764,940
3.00%, 02/21/24	250	251,009
4.25%, 09/10/18[a]	1,000	1,121,874
5.13%, 09/13/16	972	1,082,079

		7,723,834
SWEDEN — 0.07%
Svensk Exportkredit AB
1.75%, 05/30/17	500	511,515
5.13%, 03/01/17	300	336,970

		848,485

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $48,873,704)		49,421,182

FOREIGN GOVERNMENT OBLIGATIONS[f] — 1.39%

BRAZIL — 0.15%
Brazil (Federative Republic of)
4.88%, 01/22/21	800	856,000

38	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value
6.00%, 01/17/17	$450	$500,175
8.00%, 01/15/18[a]	474	531,129

		1,887,304
CANADA — 0.06%
Canada (Government of)
0.88%, 02/14/17	250	251,239
2.38%, 09/10/14	526	532,049

		783,288
CHILE — 0.02%
Chile (Republic of)
2.25%, 10/30/22	250	228,750

		228,750
COLOMBIA — 0.12%
Colombia (Republic of)
4.38%, 07/12/21[a]	200	210,000
7.38%, 03/18/19	850	1,024,250
8.25%, 12/22/14	250	264,375

		1,498,625
ISRAEL — 0.02%
Israel (State of)
5.13%, 03/26/19	262	297,043

		297,043
ITALY — 0.25%
Italy (Republic of)
4.50%, 01/21/15	1,400	1,445,304
5.25%, 09/20/16	1,000	1,087,296
5.38%, 06/12/17	600	659,968

		3,192,568
MEXICO — 0.21%
United Mexican States
3.63%, 03/15/22[a]	1,540	1,555,400
5.95%, 03/19/19	900	1,048,500

		2,603,900

PANAMA — 0.00%
Panama (Republic of)
7.25%, 03/15/15	42	44,727

		44,727
PERU — 0.03%
Peru (Republic of)
7.13%, 03/30/19	315	382,725

		382,725

Security	Principal (000s)	Value
PHILIPPINES — 0.07%
Philippines (Republic of the)
4.00%, 01/15/21	$200	$210,500
8.38%, 06/17/19[a]	500	633,750

		844,250
POLAND — 0.15%
Poland (Republic of)
3.00%, 03/17/23	850	798,533
5.13%, 04/21/21	750	831,562
6.38%, 07/15/19	262	310,470

		1,940,565
SOUTH AFRICA — 0.07%
South Africa (Republic of)
5.50%, 03/09/20	600	648,660
6.88%, 05/27/19	262	302,282

		950,942
SOUTH KOREA — 0.03%
Korea (Republic of)
7.13%, 04/16/19	262	323,481

		323,481
TURKEY — 0.21%
Turkey (Republic of)
3.25%, 03/23/23[a]	1,400	1,206,100
6.75%, 04/03/18	1,250	1,389,125
7.50%, 07/14/17	100	112,840

		2,708,065
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $17,754,388)		17,686,233

MUNICIPAL DEBT OBLIGATIONS — 0.07%

FLORIDA — 0.02%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
3.00%, 07/01/20	250	245,828

		245,828
ILLINOIS — 0.03%
State of Illinois GO
4.95%, 06/01/23	300	309,255

		309,255

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value
NEW JERSEY — 0.02%
New Jersey Economic Development Authority RB Lease Appropriation Series B
0.00%, 02/15/23 (AGM)	$400	$266,380

		266,380

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $811,845)		821,463

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 62.63%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.43%
Federal Home Loan Banks
0.38%, 06/24/16[a]	5,900	5,890,057
5.00%, 11/17/17	9,235	10,561,087
Federal Home Loan Mortgage Corp.
0.50%, 05/13/16[a]	3,820	3,826,257
0.88%, 03/07/18	12,387	12,197,723
1.25%, 08/01/19[a]	3,750	3,635,938
1.25%, 10/02/19[a]	3,416	3,300,155
2.00%, 08/25/16[a]	4,750	4,923,891
2.38%, 01/13/22[a]	4,578	4,505,691
2.50%, 05/27/16	3,875	4,051,351
3.75%, 03/27/19[a]	1,905	2,096,096
Federal National Mortgage Association
0.38%, 12/21/15[a]	2,765	2,769,313
0.50%, 05/27/15	732	734,497
0.50%, 03/30/16	2,304	2,309,361
1.25%, 09/28/16[a]	2,941	2,992,664
5.00%, 04/15/15	17,005	17,914,393

		81,708,474
U.S. GOVERNMENT OBLIGATIONS — 56.20%
U.S. Treasury Bonds
7.25%, 05/15/16[a]	8,188	9,415,054
U.S. Treasury Notes
0.25%, 07/15/15[a]	15,000	15,012,900
0.25%, 11/30/15	7,250	7,248,550
0.25%, 12/15/15	15,112	15,105,804
0.38%, 03/15/15[a]	1,060	1,062,406
0.38%, 08/31/15	3,500	3,509,100

Security	Principal (000s)	Value
0.38%, 01/15/16[a]	$12,338	$12,356,015
0.38%, 02/15/16	7,011	7,018,572
0.38%, 03/15/16[a]	3,210	3,212,151
0.50%, 06/15/16	11,750	11,771,033
0.63%, 07/15/16[a]	6,500	6,525,545
0.63%, 08/15/16	6,800	6,822,712
0.63%, 11/15/16[a]	15,000	15,017,401
0.63%, 11/30/17	5,771	5,681,549
0.63%, 04/30/18	10,978	10,715,845
0.75%, 06/30/17[a]	1,860	1,853,192
0.75%, 10/31/17[a]	13,320	13,195,591
0.75%, 12/31/17	16,035	15,836,487
0.75%, 02/28/18[a]	600	590,676
0.88%, 09/15/16	5,000	5,045,300
0.88%, 11/30/16[a]	5,000	5,037,150
0.88%, 01/31/17	19,283	19,395,611
0.88%, 02/28/17	13,580	13,646,950
0.88%, 04/30/17[a]	2,765	2,772,549
1.00%, 08/31/16[a]	4,634	4,691,184
1.00%, 09/30/16[a]	1,940	1,962,873
1.00%, 03/31/17[a]	26,872	27,078,914
1.00%, 05/31/18	900	890,748
1.13%, 12/31/19[a]	9,168	8,818,883
1.13%, 03/31/20[a]	12,640	12,087,253
1.13%, 04/30/20[a]	13,296	12,684,384
1.25%, 10/31/18[a]	12,200	12,113,624
1.25%, 11/30/18[a]	8,500	8,427,835
1.25%, 02/29/20[a]	921	888,728
1.38%, 06/30/18[a]	1,000	1,003,880
1.38%, 07/31/18[a]	12,300	12,332,226
1.38%, 09/30/18[a]	7,289	7,288,125
1.38%, 01/31/20[a]	6,685	6,512,928
1.38%, 05/31/20[a]	2,000	1,934,600
1.50%, 08/31/18[a]	11,400	11,476,152
1.50%, 03/31/19	16,428	16,390,051
1.63%, 08/15/22	3,410	3,194,863
1.63%, 11/15/22[a]	12,219	11,383,709
1.75%, 07/31/15	6,474	6,616,622
1.75%, 05/31/16[a]	12,836	13,217,359
1.75%, 10/31/20	1,750	1,716,995
1.75%, 05/15/23[a]	9,745	9,081,853
1.88%, 06/30/15	43,172	44,141,644
1.88%, 08/31/17[a]	5,918	6,109,329
1.88%, 09/30/17[a]	9,069	9,357,031

40	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal or Shares (000s)	Value
2.00%, 04/30/16[a]	$5,830	$6,031,310
2.00%, 07/31/20[a]	3,700	3,708,658
2.00%, 11/30/20[a]	1,800	1,792,170
2.00%, 02/15/22	5,194	5,064,306
2.00%, 02/15/23	15,545	14,879,208
2.13%, 05/31/15[a]	22,057	22,592,103
2.13%, 08/31/20[a]	6,720	6,771,005
2.13%, 08/15/21	2,795	2,775,798
2.25%, 01/31/15	6,966	7,099,817
2.38%, 07/31/17[a]	8,431	8,848,841
2.38%, 05/31/18[a]	9,750	10,208,446
2.38%, 12/31/20	4,000	4,074,560
2.50%, 03/31/15[a]	8,997	9,223,725
2.50%, 04/30/15[a]	15,125	15,536,854
2.50%, 08/15/23[a]	7,290	7,231,680
2.63%, 04/30/18[a]	1,910	2,020,436
2.63%, 11/15/20	9,625	9,977,082
2.75%, 02/28/18[a]	4,206	4,472,240
2.75%, 11/15/23[a]	8,000	8,082,320
2.88%, 03/31/18	1,430	1,526,882
3.13%, 04/30/17[a]	5,460	5,858,634
3.25%, 05/31/16[a]	2,865	3,046,842
3.38%, 11/15/19[a]	18,493	20,156,816
3.50%, 05/15/20[a]	353	386,687
3.63%, 08/15/19[a]	11,590	12,776,237
3.63%, 02/15/20[a]	6,710	7,403,009
3.63%, 02/15/21	7,756	8,530,204
4.63%, 11/15/16[a]	8,812	9,764,929
4.88%, 08/15/16[a]	27,502	30,442,514
8.50%, 02/15/20	3,267	4,516,072

		714,049,321
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $789,157,598)		795,757,795

SHORT-TERM INVESTMENTS — 36.53%

MONEY MARKET FUNDS — 36.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,g,h]	419,428	419,428,329
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,g,h]	35,275	35,274,642

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,g]	9,386	$9,386,168

		464,089,139

TOTAL SHORT-TERM INVESTMENTS
(Cost: $464,089,139)		464,089,139

TOTAL INVESTMENTS IN SECURITIES — 135.72%
(Cost: $1,706,038,788)		1,724,346,672
Other Assets, Less Liabilities — (35.72)%		(453,815,932)

NET ASSETS — 100.00%		$1,270,530,740

GO  —  General Obligation

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 34.32%

AEROSPACE & DEFENSE — 0.53%
Boeing Co. (The)
0.95%, 05/15/18	$75	$73,055
5.00%, 03/15/14	40	40,051
Honeywell International Inc.
5.00%, 02/15/19	50	56,942
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	50	53,500
Lockheed Martin Corp.
4.07%, 12/15/42	75	69,969
Northrop Grumman Corp.
3.50%, 03/15/21	75	76,361
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	50	46,860
3.13%, 10/15/20	60	61,353
Textron Inc.
3.65%, 03/01/21	50	50,639
United Technologies Corp.
1.80%, 06/01/17	60	61,304
3.10%, 06/01/22	60	60,173
4.50%, 06/01/42	50	50,582
6.05%, 06/01/36	51	62,968

		763,757
AIR FREIGHT & LOGISTICS — 0.08%
FedEx Corp.
3.88%, 08/01/42	20	17,183
United Parcel Service Inc.
2.45%, 10/01/22	50	47,495
3.63%, 10/01/42	50	44,348

		109,026
AIRLINES — 0.06%
Continental Airlines Inc. 2010-1A Pass Through Trust Class A
4.75%, 07/12/22[a]	43	46,145
Delta Air Lines Inc. 2010-2A Pass Through Trust Class A
4.95%, 11/23/20	39	42,004

		88,149
AUTO COMPONENTS — 0.04%
Johnson Controls Inc.
4.25%, 03/01/21	50	53,238

		53,238

Security	Principal (000s)	Value
AUTOMOBILES — 0.03%
Ford Motor Co.
7.45%, 07/16/31	$35	$44,986

		44,986
BEVERAGES — 0.94%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	200	197,824
2.63%, 01/17/23	100	94,916
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	20	18,979
4.13%, 01/15/15	90	92,866
7.75%, 01/15/19	60	75,082
8.20%, 01/15/39	55	83,414
Coca-Cola Co. (The)
0.75%, 03/13/15	50	50,230
1.65%, 11/01/18	200	199,463
3.30%, 09/01/21	50	51,477
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	100	93,342
5.88%, 09/30/36	41	48,699
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	50	51,943
Molson Coors Brewing Co.
3.50%, 05/01/22	50	50,176
PepsiCo Inc.
0.75%, 03/05/15	50	50,225
1.25%, 08/13/17	20	20,002
2.75%, 03/01/23	100	95,074
5.50%, 01/15/40	50	56,460
7.90%, 11/01/18	30	37,786

		1,367,958
BIOTECHNOLOGY — 0.24%
Amgen Inc.
2.13%, 05/15/17	75	76,991
3.63%, 05/15/22 (Call 02/15/22)	50	51,095
5.15%, 11/15/41 (Call 05/15/41)	60	62,634
5.38%, 05/15/43 (Call 11/15/42)	100	108,294
Gilead Sciences Inc.
4.40%, 12/01/21 (Call 09/01/21)	50	54,286

		353,300

42	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value
BUILDING PRODUCTS — 0.03%
Owens Corning Inc.
4.20%, 12/15/22 (Call 09/15/22)	$50	$49,240

		49,240
CAPITAL MARKETS — 2.78%
Bank of New York Mellon Corp. (The)
1.20%, 02/20/15 (Call 01/20/15)	20	20,158
2.10%, 01/15/19 (Call 12/15/18)	100	100,045
4.30%, 05/15/14	70	70,564
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.55%, 01/22/17	100	111,336
5.70%, 11/15/14	142	147,212
Credit Suisse (USA) Inc.
5.38%, 03/02/16	42	45,499
Deutsche Bank AG London
6.00%, 09/01/17	72	82,538
European Investment Bank
0.63%, 04/15/16	100	100,353
1.00%, 06/15/18	400	393,222
1.13%, 09/15/17	375	375,784
2.13%, 07/15/16	350	362,792
4.00%, 02/16/21	100	110,165
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16	75	78,753
3.63%, 01/22/23	400	394,460
5.25%, 07/27/21	200	222,243
6.15%, 04/01/18	60	69,180
6.25%, 02/01/41	50	59,717
6.75%, 10/01/37	81	93,259
International Finance Corp.
1.00%, 04/24/17	75	75,349
1.13%, 11/23/16	150	151,897
Jefferies Group LLC
5.13%, 01/20/23	25	26,681
8.50%, 07/15/19	37	46,007
Morgan Stanley
4.75%, 03/22/17	20	21,950
4.88%, 11/01/22	100	105,155
5.50%, 07/24/20	100	113,889
5.75%, 10/18/16[a]	200	223,025
6.00%, 04/28/15	100	105,977
6.38%, 07/24/42	150	184,605

Security	Principal (000s)	Value
Nomura Holdings Inc.
4.13%, 01/19/16	$60	$63,138
Northern Trust Corp.
2.38%, 08/02/22	40	38,181
State Street Corp.
3.70%, 11/20/23	50	51,066

		4,044,200
CHEMICALS — 0.62%
Agrium Inc.
3.50%, 06/01/23 (Call 03/01/23)[a]	25	24,078
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	25	24,127
CF Industries Inc.
7.13%, 05/01/20	50	59,849
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	100	95,260
4.13%, 11/15/21 (Call 08/15/21)	50	52,404
4.25%, 11/15/20 (Call 08/15/20)	50	53,431
5.25%, 11/15/41 (Call 05/15/41)	20	20,716
E.I. du Pont de Nemours and Co.
2.80%, 02/15/23	100	94,586
4.25%, 04/01/21	50	53,895
Eastman Chemical Co.
3.00%, 12/15/15	50	51,855
Ecolab Inc.
3.00%, 12/08/16	50	52,648
Monsanto Co.
2.75%, 04/15/16	50	52,259
Mosaic Co. (The)
5.45%, 11/15/33 (Call 05/15/33)	50	52,963
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	30	31,764
5.63%, 12/01/40	30	33,524
PPG Industries Inc.
3.60%, 11/15/20	50	51,655
Praxair Inc.
2.45%, 02/15/22 (Call 11/15/21)	100	95,177

		900,191
COMMERCIAL BANKS — 3.41%
African Development Bank
1.13%, 03/15/17	200	201,734
Bank of Montreal
2.50%, 01/11/17	100	104,142

SCHEDULES OF INVESTMENTS	43

Schedule of Investments  (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value
Bank of Nova Scotia
1.10%, 12/13/16	$100	$100,399
3.40%, 01/22/15	100	102,712
4.38%, 01/13/21	50	54,954
Barclays Bank PLC
5.00%, 09/22/16	200	219,865
BB&T Corp.
6.85%, 04/30/19	84	102,643
BNP Paribas SA
2.40%, 12/12/18	75	75,540
3.25%, 03/11/15	100	102,759
5.00%, 01/15/21	20	22,127
Canadian Imperial Bank of Commerce
1.55%, 01/23/18 (Call 12/23/17)[a]	20	19,895
Comerica Inc.
3.00%, 09/16/15	50	51,679
Commonwealth Bank of Australia
2.50%, 09/20/18	100	101,990
Corporacion Andina de Fomento
4.38%, 06/15/22	75	76,646
Credit Suisse New York
5.30%, 08/13/19	100	114,786
European Bank for Reconstruction and Development
1.00%, 02/16/17	100	100,685
1.00%, 09/17/18	150	147,153
Fifth Third Bancorp
3.63%, 01/25/16	60	63,068
4.30%, 01/16/24 (Call 12/16/23)	50	50,393
HSBC Holdings PLC
5.10%, 04/05/21	180	201,430
6.10%, 01/14/42	30	36,077
6.50%, 05/02/36	102	122,553
HSBC USA Inc.
2.38%, 02/13/15	100	101,847
KeyCorp
5.10%, 03/24/21	50	55,930
Lloyds Bank PLC
4.20%, 03/28/17	60	65,253
Murray Street Investment Trust I
4.65%, 03/09/17[b]	180	195,413

Security	Principal (000s)	Value
National City Corp.
4.90%, 01/15/15	$70	$72,717
Nordic Investment Bank
0.50%, 04/14/16	200	200,265
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[c]	100	100,281
Rabobank Nederland
3.38%, 01/19/17	150	159,759
3.88%, 02/08/22	150	154,078
Royal Bank of Canada
2.30%, 07/20/16	100	103,527
Royal Bank of Scotland Group PLC
5.63%, 08/24/20[a]	50	56,608
6.13%, 01/11/21	40	46,726
Toronto-Dominion Bank (The)
2.38%, 10/19/16	60	62,291
U.S. Bancorp
2.95%, 07/15/22 (Call 06/15/22)	200	191,935
UBS AG Stamford
5.88%, 12/20/17	100	114,882
UnionBanCal Corp.
3.50%, 06/18/22[a]	50	50,503
US Bank N.A.
4.80%, 04/15/15	64	67,109
Wachovia Corp./Wells Fargo & Co.
5.75%, 06/15/17	35	40,087
Wells Fargo & Co.
1.25%, 02/13/15	30	30,260
1.50%, 01/16/18[a]	400	398,650
5.63%, 12/11/17	140	160,702
Series M
3.45%, 02/13/23[a]	200	195,774
Westpac Banking Corp.
1.60%, 01/12/18[a]	100	99,850
4.20%, 02/27/15	25	25,948
Zions BanCorp.
4.50%, 06/13/23 (Call 05/11/23)	30	30,383

		4,954,008
COMMERCIAL SERVICES & SUPPLIES — 0.12%
Republic Services Inc.
5.50%, 09/15/19	75	85,777
Waste Management Inc.
2.60%, 09/01/16	60	62,207
7.00%, 07/15/28	21	26,744

		174,728

44	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value
COMMUNICATIONS EQUIPMENT — 0.26%
Cisco Systems Inc.
4.45%, 01/15/20	$40	$44,674
4.95%, 02/15/19	150	170,549
5.50%, 02/22/16	61	66,854
5.50%, 01/15/40	30	33,925
Juniper Networks Inc.
4.60%, 03/15/21	40	40,528
Motorola Solutions Inc.
3.50%, 03/01/23	25	23,827

		380,357
COMPUTERS & PERIPHERALS — 0.38%
Apple Inc.
1.00%, 05/03/18	100	97,706
3.85%, 05/04/43	50	43,380
EMC Corp.
2.65%, 06/01/20	60	60,033
Hewlett-Packard Co.
3.75%, 12/01/20	100	102,152
4.05%, 09/15/22	20	20,347
4.75%, 06/02/14	75	75,773
6.00%, 09/15/41	50	53,251
Seagate HDD Cayman
3.75%, 11/15/18[d]	100	103,000

		555,642
CONSUMER FINANCE — 1.14%
American Express Co.
4.05%, 12/03/42	64	58,063
6.80%, 09/01/66 (Call 09/01/16)[e]	31	33,635
American Express Credit Corp.
2.38%, 03/24/17	100	103,289
2.80%, 09/19/16	100	104,509
American Honda Finance Corp.
2.13%, 10/10/18	200	202,772
Capital One Financial Corp.
2.15%, 03/23/15	100	101,525
3.50%, 06/15/23	200	195,184
Discover Financial Services
5.20%, 04/27/22	50	53,385
Ford Motor Credit Co. LLC
4.21%, 04/15/16	400	425,521
HSBC Finance Corp.
6.68%, 01/15/21	67	78,512

Security	Principal (000s)	Value
John Deere Capital Corp.
1.40%, 03/15/17	$60	$60,291
3.90%, 07/12/21[a]	45	47,934
Toyota Motor Credit Corp.
1.00%, 02/17/15	60	60,429
1.25%, 10/05/17	30	29,919
3.30%, 01/12/22	60	61,168
3.40%, 09/15/21	40	41,428

		1,657,564
DIVERSIFIED FINANCIAL SERVICES — 3.64%
Associates Corp. of North America
6.95%, 11/01/18	103	123,619
Bank of America Corp.
3.30%, 01/11/23	100	97,222
3.63%, 03/17/16	100	105,394
4.13%, 01/22/24	100	101,996
5.00%, 05/13/21	50	55,542
5.42%, 03/15/17	200	221,774
5.65%, 05/01/18	50	57,109
5.70%, 01/24/22	150	173,043
5.75%, 12/01/17	100	113,958
6.11%, 01/29/37	100	112,574
6.40%, 08/28/17	58	67,117
6.50%, 08/01/16	100	112,575
7.38%, 05/15/14	40	40,540
BP Capital Markets PLC
1.38%, 11/06/17	100	99,814
3.13%, 10/01/15	50	52,039
3.25%, 05/06/22	50	49,804
3.56%, 11/01/21	60	61,791
Citigroup Inc.
3.38%, 03/01/23[a]	200	194,320
5.00%, 09/15/14	250	255,856
6.00%, 10/31/33	127	138,305
6.13%, 11/21/17	40	46,189
8.13%, 07/15/39	50	72,536
8.50%, 05/22/19	30	38,560
Deutsche Telekom International Finance BV
8.75%, 06/15/30	61	87,948
General Electric Capital Corp.
1.00%, 01/08/16	100	100,820
2.30%, 04/27/17	365	377,429
4.63%, 01/07/21	50	55,355

SCHEDULES OF INVESTMENTS	45

Schedule of Investments  (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value
5.50%, 01/08/20	$150	$174,178
5.63%, 09/15/17	153	175,374
5.88%, 01/14/38	72	85,131
Series A
6.75%, 03/15/32	148	189,115
International Bank for Reconstruction and Development
1.00%, 09/15/16	50	50,533
2.13%, 03/15/16	250	258,717
2.13%, 11/01/20	50	49,861
2.13%, 02/13/23	200	192,343
J.P. Morgan Chase & Co.
1.13%, 02/26/16	100	100,571
1.80%, 01/25/18	250	249,905
3.25%, 09/23/22	200	196,185
4.25%, 10/15/20	120	129,020
4.40%, 07/22/20	100	108,752
5.60%, 07/15/41	125	141,235
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	25	25,148
2.15%, 02/01/19 (Call 01/01/19)	50	50,275
3.05%, 02/15/22 (Call 11/15/21)	50	49,791
ORIX Corp.
3.75%, 03/09/17	50	53,042

		5,292,405
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.52%
AT&T Inc.
1.70%, 06/01/17	60	60,556
2.95%, 05/15/16	175	182,759
3.00%, 02/15/22	200	192,975
3.88%, 08/15/21	50	51,786
5.35%, 09/01/40	50	50,949
6.55%, 02/15/39	90	105,512
British Telecommunications PLC
9.63%, 12/15/30	31	47,784
Orange
2.75%, 09/14/16	100	103,849
8.75%, 03/01/31	57	81,030
Qwest Corp.
6.75%, 12/01/21	60	67,800
Telefonica Emisiones SAU
3.99%, 02/16/16	60	63,048
5.88%, 07/15/19	50	56,715

Security	Principal (000s)	Value
Telefonica Europe BV
8.25%, 09/15/30	$37	$47,078
Verizon Communications Inc.
2.00%, 11/01/16	50	51,240
2.50%, 09/15/16	125	129,738
3.50%, 11/01/21	100	100,669
3.65%, 09/14/18	50	53,336
5.15%, 09/15/23	200	218,756
6.40%, 09/15/33	125	148,104
6.55%, 09/15/43	200	243,765
7.35%, 04/01/39	114	146,460

		2,203,909
ELECTRIC UTILITIES — 1.61%
Alabama Power Co.
4.10%, 01/15/42	100	95,097
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	40	35,303
Commonwealth Edison Co.
4.60%, 08/15/43 (Call 02/15/43)	75	77,105
Detroit Edison Co. (The)
3.45%, 10/01/20 (Call 07/01/20)	50	52,497
Duke Energy Carolinas LLC
4.25%, 12/15/41 (Call 06/15/41)	100	98,439
Duke Energy Corp.
3.55%, 09/15/21 (Call 06/15/21)	60	61,712
Duke Energy Florida Inc.
6.40%, 06/15/38	35	45,149
Duke Energy Indiana Inc.
6.45%, 04/01/39	50	64,865
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	60	62,866
FirstEnergy Solutions Corp.
6.80%, 08/15/39	60	63,094
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	100	95,818
5.95%, 02/01/38	19	23,306
Great Plains Energy Inc.
5.29%, 06/15/22 (Call 03/15/22)[b]	40	44,159
Indiana Michigan Power Co.
7.00%, 03/15/19	74	89,712
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	15	16,587

46	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value
LG&E and KU Energy LLC
2.13%, 11/15/15	$50	$50,859
Louisville Gas & Electric Co.
4.65%, 11/15/43 (Call 05/15/43)	75	77,973
MidAmerican Energy Holdings Co.
5.15%, 11/15/43 (Call 05/15/43)[d]	35	37,561
6.13%, 04/01/36	62	74,181
Mississippi Power Co.
2.35%, 10/15/16	20	20,569
Nevada Power Co.
6.50%, 08/01/18	20	23,833
Nisource Finance Corp.
6.13%, 03/01/22[a]	150	173,756
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	61	75,518
Pacific Gas & Electric Co.
3.85%, 11/15/23 (Call 08/15/23)[a]	100	101,749
5.13%, 11/15/43 (Call 05/15/43)	75	79,819
6.05%, 03/01/34	50	59,290
PacifiCorp
4.10%, 02/01/42 (Call 08/01/41)	60	57,709
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	100	108,229
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	100	101,125
Southern California Edison Co.
4.05%, 03/15/42 (Call 09/15/41)	40	38,023
6.00%, 01/15/34	42	51,556
Virginia Electric and Power Co.
2.75%, 03/15/23 (Call 12/15/22)	200	191,315
Xcel Energy Inc.
6.50%, 07/01/36	75	93,696

		2,342,470
ELECTRICAL EQUIPMENT — 0.13%
ABB Finance (USA) Inc.
2.88%, 05/08/22	50	48,802
Eaton Corp. PLC
2.75%, 11/02/22	100	95,082
Emerson Electric Co.
4.25%, 11/15/20	30	32,853
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	20	18,922

		195,659

Security	Principal (000s)	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.05%
Arrow Electronics Inc.
5.13%, 03/01/21	$25	$26,609
Corning Inc.
4.75%, 03/15/42	25	25,559
Ingram Micro Inc.
5.25%, 09/01/17	15	16,136

		68,304
ENERGY EQUIPMENT & SERVICES — 0.56%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	50	50,840
Cameron International Corp.
3.60%, 04/30/22 (Call 01/30/22)	50	49,967
Ensco PLC
4.70%, 03/15/21	60	64,574
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	50	50,041
4.50%, 11/15/41 (Call 05/15/41)	50	49,632
Nabors Industries Inc.
4.63%, 09/15/21	25	25,664
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	50	47,505
Noble Holding International Ltd.
5.25%, 03/15/42[a]	50	48,872
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)	25	25,387
Transocean Inc.
2.50%, 10/15/17	200	202,446
6.00%, 03/15/18	35	39,363
6.50%, 11/15/20	60	67,763
Weatherford International Ltd.
5.95%, 04/15/42 (Call 10/17/41)	50	53,344
9.63%, 03/01/19	25	32,583

		807,981
FOOD & STAPLES RETAILING — 0.72%
Costco Wholesale Corp.
5.50%, 03/15/17	41	46,066
CVS Caremark Corp.
4.75%, 05/18/20 (Call 12/18/19)	25	27,676
5.75%, 05/15/41 (Call 11/15/40)	135	155,365
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
4.13%, 04/10/19	40	41,980

SCHEDULES OF INVESTMENTS	47

Schedule of Investments  (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value
Kroger Co. (The)
4.00%, 02/01/24 (Call 11/01/23)	$100	$101,366
5.00%, 04/15/42 (Call 10/15/41)	50	49,498
Safeway Inc.
3.95%, 08/15/20[a]	50	49,562
Wal-Mart Stores Inc.
1.95%, 12/15/18	150	151,575
3.25%, 10/25/20	75	78,005
4.25%, 04/15/21	95	104,160
5.00%, 10/25/40	20	21,914
5.63%, 04/15/41	75	88,837
6.50%, 08/15/37	50	64,594
Walgreen Co.
3.10%, 09/15/22	50	48,248
4.40%, 09/15/42[a]	25	23,429

		1,052,275
FOOD PRODUCTS — 0.49%
Archer-Daniels-Midland Co.
5.38%, 09/15/35	61	67,800
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	20	20,742
Campbell Soup Co.
3.05%, 07/15/17	50	52,409
ConAgra Foods Inc.
3.25%, 09/15/22	25	24,094
4.65%, 01/25/43 (Call 07/25/42)	100	95,307
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	50	50,302
Hershey Co. (The)
4.13%, 12/01/20	50	54,562
Kellogg Co.
4.15%, 11/15/19	70	75,949
Kraft Foods Group Inc.
1.63%, 06/04/15	50	50,639
5.00%, 06/04/42	50	52,033
Mondelez International Inc.
6.13%, 02/01/18	50	57,854
6.50%, 02/09/40	85	105,761

		707,452
GAS UTILITIES — 0.05%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	15	17,613
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	25	27,238

Security	Principal (000s)	Value
ONEOK Inc.
6.00%, 06/15/35[a]	$26	$24,690

		69,541
HEALTH CARE EQUIPMENT & SUPPLIES — 0.37%
Abbott Laboratories
5.30%, 05/27/40	50	57,070
Baxter International Inc.
1.85%, 01/15/17	80	81,266
3.20%, 06/15/23 (Call 03/15/23)	50	49,052
Boston Scientific Corp.
6.00%, 01/15/20	30	34,917
6.40%, 06/15/16	40	44,629
Covidien International Finance SA
4.20%, 06/15/20	50	53,740
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)	100	95,259
3.13%, 03/15/22 (Call 12/15/21)	50	49,882
4.50%, 03/15/42 (Call 09/15/41)	20	20,041
St. Jude Medical Inc.
2.50%, 01/15/16	50	51,477

		537,333
HEALTH CARE PROVIDERS & SERVICES — 0.78%
Aetna Inc.
6.75%, 12/15/37	60	76,614
Cardinal Health Inc.
3.20%, 03/15/23	50	48,057
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	60	62,301
Express Scripts Holding Co.
2.10%, 02/12/15	60	60,789
4.75%, 11/15/21	20	21,760
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	25	23,624
7.20%, 06/15/18	25	29,986
Laboratory Corp. of America Holdings
4.00%, 11/01/23 (Call 08/01/23)	50	50,157
McKesson Corp.
5.70%, 03/01/17	61	67,209
Medco Health Solutions Inc.
2.75%, 09/15/15	50	51,531
Quest Diagnostics Inc.
4.70%, 04/01/21	50	52,898

48	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value
UnitedHealth Group Inc.
1.63%, 03/15/19	$200	$195,574
2.88%, 03/15/23	20	19,099
5.38%, 03/15/16	60	65,304
5.80%, 03/15/36	51	59,678
WellPoint Inc.
2.30%, 07/15/18	100	100,997
3.30%, 01/15/23	50	48,095
5.25%, 01/15/16	60	64,829
5.85%, 01/15/36	30	33,941

		1,132,443
HOTELS, RESTAURANTS & LEISURE — 0.15%
Darden Restaurants Inc.
3.35%, 11/01/22 (Call 08/01/22)	100	88,897
McDonald’s Corp.
3.70%, 02/15/42	50	45,094
5.35%, 03/01/18	50	57,363
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	20	19,853

		211,207
HOUSEHOLD DURABLES — 0.10%
MDC Holdings Inc.
5.50%, 01/15/24 (Call 10/15/23)	25	25,500
Newell Rubbermaid Inc.
2.05%, 12/01/17	100	100,261
Whirlpool Corp.
3.70%, 03/01/23	25	24,944

		150,705
HOUSEHOLD PRODUCTS — 0.24%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)[a]	100	96,274
Colgate-Palmolive Co.
1.30%, 01/15/17[a]	60	60,838
Kimberly-Clark Corp.
6.13%, 08/01/17	63	73,064
Procter & Gamble Co. (The)
1.80%, 11/15/15	90	91,978
5.55%, 03/05/37	25	29,590

		351,744
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.15%
Exelon Generation Co. LLC
4.00%, 10/01/20 (Call 07/01/20)	100	100,613

Security	Principal (000s)	Value
PSEG Power LLC
8.63%, 04/15/31	$61	$85,469
Southern Power Co.
5.15%, 09/15/41	30	31,420

		217,502
INDUSTRIAL CONGLOMERATES — 0.34%
3M Co.
5.70%, 03/15/37	50	59,865
Danaher Corp.
2.30%, 06/23/16	50	51,884
General Electric Co.
2.70%, 10/09/22	50	48,169
4.13%, 10/09/42	20	19,308
5.25%, 12/06/17	100	114,038
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	100	118,152
Koninklijke Philips NV
3.75%, 03/15/22	60	61,851
Pentair Finance SA
2.65%, 12/01/19	20	19,488

		492,755
INSURANCE — 1.29%
ACE INA Holdings Inc.
2.60%, 11/23/15	60	61,949
2.70%, 03/13/23	100	94,521
Aflac Inc.
3.45%, 08/15/15[a]	50	52,059
8.50%, 05/15/19	100	129,450
Allstate Corp. (The)
5.55%, 05/09/35	32	36,381
American International Group Inc.
4.88%, 06/01/22	50	54,588
5.45%, 05/18/17	90	101,030
5.85%, 01/16/18	20	22,986
6.40%, 12/15/20	100	119,113
8.18%, 05/15/68 (Call 05/15/38)[e]	60	76,800
Aon PLC
4.25%, 12/12/42	50	45,463
Berkshire Hathaway Finance Corp.
0.95%, 08/15/16	100	100,597
Berkshire Hathaway Inc.
3.00%, 02/11/23	200	195,236

SCHEDULES OF INVESTMENTS	49

Schedule of Investments  (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value
Chubb Corp. (The)
5.75%, 05/15/18	$25	$28,883
CNA Financial Corp.
5.88%, 08/15/20	25	29,046
Hartford Financial Services Group Inc.
5.50%, 03/30/20	25	28,614
Lincoln National Corp.
4.20%, 03/15/22	30	31,332
8.75%, 07/01/19	30	38,802
MetLife Inc.
4.13%, 08/13/42	130	119,539
5.00%, 06/15/15	44	46,479
Montpelier Re Holdings Ltd.
4.70%, 10/15/22	100	100,632
Principal Financial Group Inc.
4.63%, 09/15/42	60	58,313
Progressive Corp. (The)
3.75%, 08/23/21	50	52,291
Prudential Financial Inc.
4.50%, 11/16/21	75	81,559
5.63%, 06/15/43 (Call 06/15/23)[e]	60	61,500
5.70%, 12/14/36	26	29,269
Travelers Companies Inc. (The)
4.60%, 08/01/43	50	50,916
5.80%, 05/15/18	30	34,654

		1,882,002
INTERNET & CATALOG RETAIL — 0.03%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	50	46,404

		46,404
INTERNET SOFTWARE & SERVICES — 0.08%
eBay Inc.
0.70%, 07/15/15	60	60,251
Google Inc.
3.63%, 05/19/21	50	53,284

		113,535
IT SERVICES — 0.51%
Computer Sciences Corp.
4.45%, 09/15/22	50	50,318
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	150	145,339

Security	Principal (000s)	Value
International Business Machines Corp.
1.25%, 02/08/18	$400	$396,646
5.60%, 11/30/39	6	6,873
5.70%, 09/14/17	100	114,683
Western Union Co. (The)
5.25%, 04/01/20	28	30,002

		743,861
LIFE SCIENCES TOOLS & SERVICES — 0.12%
Thermo Fisher Scientific Inc.
1.30%, 02/01/17	100	99,979
3.15%, 01/15/23 (Call 10/15/22)	50	48,009
3.60%, 08/15/21 (Call 05/15/21)	30	30,652

		178,640
MACHINERY — 0.25%
Caterpillar Inc.
3.80%, 08/15/42	100	88,773
3.90%, 05/27/21	60	63,650
5.20%, 05/27/41	25	27,575
5.70%, 08/15/16	34	37,792
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	50	46,227
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	50	56,877
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	25	25,676
3.90%, 09/01/42 (Call 03/01/42)	15	13,592

		360,162
MEDIA — 1.86%
21st Century Fox America Inc.
3.00%, 09/15/22	200	192,533
4.50%, 02/15/21	50	54,415
5.30%, 12/15/14	73	75,842
6.15%, 02/15/41	65	75,497
CBS Corp.
4.85%, 07/01/42 (Call 01/01/42)	25	23,826
Comcast Corp.
2.85%, 01/15/23[a]	60	57,848
3.13%, 07/15/22	75	73,723
4.65%, 07/15/42	50	49,865
6.45%, 03/15/37	42	51,819
6.95%, 08/15/37	40	51,911

50	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
2.40%, 03/15/17	$100	$102,733
3.80%, 03/15/22	100	98,705
5.00%, 03/01/21	75	80,918
Discovery Communications LLC
3.25%, 04/01/23	100	95,957
4.38%, 06/15/21	50	53,089
NBCUniversal Media LLC
2.88%, 04/01/16	100	104,205
4.38%, 04/01/21	60	65,110
5.95%, 04/01/41	60	70,020
Omnicom Group Inc.
3.63%, 05/01/22	25	24,886
Thomson Reuters Corp.
1.30%, 02/23/17	50	49,961
4.30%, 11/23/23 (Call 08/23/23)	100	102,745
Time Warner Cable Inc.
5.50%, 09/01/41 (Call 03/01/41)	100	103,778
6.55%, 05/01/37	81	93,376
6.75%, 06/15/39	35	41,434
Time Warner Inc.
4.05%, 12/15/23	50	50,972
4.75%, 03/29/21	100	109,019
7.70%, 05/01/32	102	135,686
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)	250	257,932
Walt Disney Co. (The)
1.13%, 02/15/17	200	201,094
2.55%, 02/15/22	50	48,557
WPP Finance 2010
4.75%, 11/21/21	100	106,717

		2,704,173
METALS & MINING — 1.04%
Alcoa Inc.
5.55%, 02/01/17	41	44,753
5.95%, 02/01/37[a]	41	40,308
Barrick Gold Corp.
3.85%, 04/01/22[a]	60	57,420
Barrick North America Finance LLC
4.40%, 05/30/21	60	60,703
5.75%, 05/01/43	50	48,572
BHP Billiton Finance (USA) Ltd.
1.63%, 02/24/17	100	101,751

Security	Principal (000s)	Value
2.88%, 02/24/22	$100	$98,352
3.85%, 09/30/23	50	51,250
Cliffs Natural Resources Inc.
4.88%, 04/01/21 (Call 01/01/21)[a]	50	48,299
Freeport-McMoRan Copper & Gold Inc.
3.10%, 03/15/20	50	49,348
3.55%, 03/01/22 (Call 12/01/21)	100	96,283
5.45%, 03/15/43 (Call 09/15/42)	50	49,374
Newmont Mining Corp.
6.25%, 10/01/39	50	47,630
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	50	50,953
5.20%, 11/02/40	45	47,291
9.00%, 05/01/19	28	36,705
Rio Tinto Finance (USA) PLC
2.25%, 12/14/18 (Call 11/14/18)	200	201,873
2.88%, 08/21/22 (Call 05/21/22)[a]	50	47,479
Southern Copper Corp.
6.75%, 04/16/40	25	25,502
Teck Resources Ltd.
3.85%, 08/15/17	50	53,372
4.50%, 01/15/21 (Call 10/15/20)[a]	40	41,319
Vale Overseas Ltd.
6.25%, 01/23/17[a]	62	69,138
6.88%, 11/21/36	35	37,556
6.88%, 11/10/39	100	107,434

		1,512,665
MULTI-UTILITIES — 0.41%
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	60	58,176
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	60	69,625
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	35	34,395
6.70%, 09/15/19	100	122,701
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	15	13,881
Dominion Resources Inc.
Series C
4.90%, 08/01/41 (Call 02/01/41)	50	50,696
5.15%, 07/15/15	38	40,217
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	50	50,279

SCHEDULES OF INVESTMENTS	51

Schedule of Investments  (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value
Sempra Energy
4.05%, 12/01/23 (Call 09/01/23)	$100	$101,898
6.00%, 10/15/39	20	23,394
9.80%, 02/15/19	25	33,181

		598,443
MULTILINE RETAIL — 0.15%
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)	25	25,630
Macy’s Retail Holdings Inc.
6.38%, 03/15/37	50	59,441
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)[d]	50	51,986
Target Corp.
2.90%, 01/15/22	30	29,399
4.00%, 07/01/42	50	45,443

		211,899
OFFICE ELECTRONICS — 0.06%
Xerox Corp.
4.25%, 02/15/15	50	51,685
5.63%, 12/15/19	25	28,491

		80,176
OIL, GAS & CONSUMABLE FUELS — 2.95%
Anadarko Petroleum Corp.
5.95%, 09/15/16	72	80,479
6.45%, 09/15/36	50	59,153
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	100	100,354
Canadian Natural Resources Ltd.
6.25%, 03/15/38	61	71,624
Cenovus Energy Inc.
6.75%, 11/15/39	50	62,181
Chevron Corp.
4.95%, 03/03/19	100	114,344
ConocoPhillips
5.75%, 02/01/19	100	117,578
6.50%, 02/01/39	50	65,275
6.95%, 04/15/29	34	45,483
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	100	94,355
Continental Resources Inc.
4.50%, 04/15/23 (Call 01/15/23)	50	51,777
5.00%, 09/15/22 (Call 03/15/17)	50	52,313
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)[a]	50	49,290

Security	Principal (000s)	Value
4.75%, 05/15/42 (Call 11/15/41)	$30	$29,508
7.95%, 04/15/32	37	50,629
El Paso Pipeline Partners Operating Co. LLC
5.00%, 10/01/21 (Call 07/01/21)	100	106,239
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)[a]	60	62,059
Encana Corp.
5.15%, 11/15/41 (Call 05/15/41)[a]	50	50,018
Energy Transfer Partners LP
4.90%, 02/01/24 (Call 11/01/23)	50	51,714
5.95%, 10/01/43 (Call 04/01/43)	100	104,886
Enterprise Products Operating LLC
3.20%, 02/01/16	100	104,449
3.35%, 03/15/23 (Call 12/15/22)	60	58,445
5.70%, 02/15/42	50	54,942
Series G
5.60%, 10/15/14	72	74,212
EOG Resources Inc.
4.10%, 02/01/21	60	64,913
EQT Corp.
4.88%, 11/15/21	25	26,067
Hess Corp.
7.13%, 03/15/33	51	63,940
Husky Energy Inc.
7.25%, 12/15/19	15	18,462
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	200	201,009
3.45%, 02/15/23 (Call 11/15/22)	100	95,097
3.95%, 09/01/22 (Call 06/01/22)	50	49,968
6.50%, 02/01/37	52	58,091
Magellan Midstream Partners LP
4.25%, 02/01/21	20	21,473
Marathon Oil Corp.
6.00%, 10/01/17	48	55,187
Noble Energy Inc.
6.00%, 03/01/41 (Call 09/01/40)	30	34,297
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	100	94,636
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)	30	31,249
3.38%, 10/01/22 (Call 07/01/22)	150	144,727
Phillips 66
4.30%, 04/01/22	50	52,759

52	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	$50	$51,189
Plains All American Pipeline LP/PAA Finance Corp.
3.95%, 09/15/15	80	83,916
6.65%, 01/15/37	50	60,798
Shell International Finance BV
0.63%, 12/04/15	100	100,211
3.10%, 06/28/15	100	103,491
3.40%, 08/12/23[a]	150	150,243
6.38%, 12/15/38	60	76,625
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	60	54,244
Suncor Energy Inc.
6.10%, 06/01/18	125	145,555
6.50%, 06/15/38	30	36,883
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	50	49,855
Total Capital Canada Ltd.
2.75%, 07/15/23	50	47,333
Total Capital International SA
1.50%, 02/17/17	50	50,761
Total Capital SA
4.13%, 01/28/21[a]	100	108,336
TransCanada PipeLines Ltd.
3.75%, 10/16/23	100	100,723
7.13%, 01/15/19	74	90,595
7.63%, 01/15/39	35	48,325
Valero Energy Corp.
6.13%, 02/01/20	50	58,737
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	50	45,186
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	50	47,931
5.25%, 03/15/20	44	48,942

		4,283,061
PAPER & FOREST PRODUCTS — 0.10%
Georgia-Pacific LLC
8.00%, 01/15/24	50	65,938
International Paper Co.
7.30%, 11/15/39	60	78,502

		144,440

Security	Principal (000s)	Value
PHARMACEUTICALS — 1.32%
AbbVie Inc.
1.75%, 11/06/17	$100	$100,831
2.90%, 11/06/22	25	24,085
4.40%, 11/06/42	75	73,593
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	50	48,073
Allergan Inc.
3.38%, 09/15/20	10	10,353
AstraZeneca PLC
4.00%, 09/18/42	30	27,797
6.45%, 09/15/37	50	62,736
Bristol-Myers Squibb Co.
5.88%, 11/15/36	45	54,051
Eli Lilly and Co.
5.55%, 03/15/37	41	46,897
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	38	44,083
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	250	245,866
Johnson & Johnson
3.38%, 12/05/23	100	102,385
4.85%, 05/15/41[a]	30	33,003
5.55%, 08/15/17	50	56,963
Merck & Co. Inc.
1.30%, 05/18/18	100	98,701
2.80%, 05/18/23	100	95,747
4.75%, 03/01/15	90	93,992
5.85%, 06/30/39	50	60,249
Novartis Capital Corp.
2.40%, 09/21/22	30	28,346
3.40%, 05/06/24	100	100,348
Novartis Securities Investment Ltd.
5.13%, 02/10/19	60	68,719
Pfizer Inc.
3.00%, 06/15/23	100	96,914
6.20%, 03/15/19	100	119,824
7.20%, 03/15/39	40	55,465
Sanofi
2.63%, 03/29/16	100	104,166
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	61	69,068

		1,922,255

SCHEDULES OF INVESTMENTS	53

Schedule of Investments  (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.79%
American Tower Corp.
5.05%, 09/01/20	$50	$54,350
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)[a]	50	47,665
Boston Properties LP
4.13%, 05/15/21	50	52,331
DDR Corp.
3.50%, 01/15/21 (Call 11/15/20)	100	99,922
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	50	50,728
ERP Operating LP
5.25%, 09/15/14	54	55,319
HCP Inc.
6.70%, 01/30/18	54	63,263
Health Care REIT Inc.
4.13%, 04/01/19 (Call 01/01/19)	60	64,160
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	25	25,896
Host Hotels & Resorts LP Series D
3.75%, 10/15/23 (Call 07/15/23)	25	23,925
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	50	50,356
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	50	46,245
ProLogis LP
6.88%, 03/15/20 (Call 12/16/19)	50	58,722
Realty Income Corp.
4.65%, 08/01/23 (Call 05/01/23)	50	52,241
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	50	50,996
2.75%, 02/01/23 (Call 11/01/22)	200	189,186
Ventas Realty LP/Ventas Capital Corp.
4.25%, 03/01/22 (Call 12/01/21)	60	61,883
Weyerhaeuser Co.
7.38%, 03/15/32	75	96,987

		1,144,175
ROAD & RAIL — 0.43%
Burlington Northern Santa Fe Corp.
3.05%, 09/01/22 (Call 06/01/22)	60	57,774
3.85%, 09/01/23 (Call 06/01/23)	100	101,642
6.15%, 05/01/37	62	73,748

Security	Principal (000s)	Value
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)	$50	$49,379
CSX Corp.
4.25%, 06/01/21 (Call 03/01/21)	60	63,885
4.75%, 05/30/42 (Call 11/30/41)	50	50,328
6.22%, 04/30/40	25	30,057
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	60	58,774
4.84%, 10/01/41	37	37,622
Union Pacific Corp.
3.75%, 03/15/24 (Call 12/15/23)	50	50,611
4.75%, 12/15/43 (Call 06/15/43)	50	51,299

		625,119
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.17%
Intel Corp.
1.35%, 12/15/17	50	49,913
2.70%, 12/15/22[a]	100	94,793
4.25%, 12/15/42	30	28,300
Texas Instruments Inc.
2.38%, 05/16/16	75	77,841

		250,847
SOFTWARE — 0.36%
Microsoft Corp.
1.63%, 09/25/15	50	50,850
3.63%, 12/15/23 (Call 09/15/23)	50	51,197
3.75%, 05/01/43 (Call 11/01/42)	50	44,786
4.50%, 10/01/40	30	30,292
Oracle Corp.
1.20%, 10/15/17	230	229,294
5.25%, 01/15/16	50	54,337
5.38%, 07/15/40	60	67,187

		527,943
SPECIALTY RETAIL — 0.25%
Home Depot Inc. (The)
2.25%, 09/10/18 (Call 08/10/18)	100	101,956
5.40%, 03/01/16	62	67,941
5.88%, 12/16/36	63	75,903
Lowe’s Companies Inc.
3.80%, 11/15/21 (Call 08/15/21)	30	31,779
5.00%, 09/15/43 (Call 03/15/43)	50	52,879
6.88%, 02/15/28	25	31,104

		361,562

54	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value
TOBACCO — 0.29%
Altria Group Inc.
10.20%, 02/06/39	$70	$113,567
Lorillard Tobacco Co.
2.30%, 08/21/17[a]	60	61,460
Philip Morris International Inc.
2.50%, 08/22/22	100	93,282
4.88%, 11/15/43	50	51,091
5.65%, 05/16/18	40	46,319
Reynolds American Inc.
7.25%, 06/15/37	51	62,273

		427,992
WIRELESS TELECOMMUNICATION SERVICES — 0.30%
America Movil SAB de CV
5.00%, 03/30/20	150	164,895
New Cingular Wireless Services Inc.
8.75%, 03/01/31	60	87,178
Vodafone Group PLC
4.38%, 03/16/21	50	53,809
4.38%, 02/19/43	70	63,075
5.75%, 03/15/16	62	68,455

		437,412

TOTAL CORPORATE BONDS & NOTES (Cost: $48,376,863)		49,886,795

FOREIGN AGENCY OBLIGATIONS[f] — 3.62%

BRAZIL — 0.27%
Petrobras Global Finance BV
5.63%, 05/20/43[a]	20	16,862
Petrobras International Finance Co.
3.50%, 02/06/17	50	50,771
5.38%, 01/27/21	200	200,621
5.75%, 01/20/20	124	128,940

		397,194
CANADA — 0.82%
British Columbia (Province of)
2.00%, 10/23/22[a]	200	186,807
Export Development Canada
3.13%, 04/24/14	74	74,303
Hydro-Quebec
2.00%, 06/30/16	70	72,193
Manitoba (Province of)
1.30%, 04/03/17	60	60,680

Security	Principal (000s)	Value
Nexen Energy ULC
6.20%, 07/30/19	$50	$58,238
7.50%, 07/30/39	30	39,375
Nova Scotia (Province of)
2.38%, 07/21/15	60	61,672
Ontario (Province of)
1.65%, 09/27/19	50	48,918
2.30%, 05/10/16	50	51,886
4.40%, 04/14/20[a]	150	167,862
4.95%, 11/28/16	100	111,346
Quebec (Province of)
2.63%, 02/13/23	150	143,476
5.00%, 03/01/16	82	89,333
7.50%, 09/15/29	22	30,754

		1,196,843
GERMANY — 0.98%
KfW
0.50%, 04/19/16	150	150,152
0.63%, 04/24/15	100	100,435
0.63%, 12/15/16	100	99,837
2.13%, 01/17/23	300	284,469
2.63%, 01/25/22	100	100,230
2.75%, 09/08/20[a]	200	206,178
5.13%, 03/14/16	205	224,399
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	100	98,715
5.00%, 11/08/16	142	158,195

		1,422,610
JAPAN — 0.21%
Japan Finance Corp.
2.50%, 01/21/16	300	311,333

		311,333
MEXICO — 0.34%
Pemex Project Funding Master Trust
5.75%, 03/01/18	100	111,250
6.63%, 06/15/35	102	111,180
Petroleos Mexicanos
5.50%, 06/27/44	25	23,313
8.00%, 05/03/19	200	243,500

		489,243
NORWAY — 0.24%
Statoil ASA
2.65%, 01/15/24	300	280,544
5.25%, 04/15/19	60	69,163

		349,707

SCHEDULES OF INVESTMENTS	55

Schedule of Investments  (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value
SOUTH KOREA — 0.21%
Export-Import Bank of Korea (The)
5.88%, 01/14/15	$100	$104,468
Korea Development Bank (The)
1.50%, 01/22/18	200	195,826

		300,294
SUPRANATIONAL — 0.47%
Asian Development Bank
0.50%, 06/20/16	250	249,904
1.75%, 03/21/19	20	20,097
Inter-American Development Bank
0.88%, 03/15/18	200	196,873
3.88%, 02/14/20	110	121,280
5.13%, 09/13/16	83	92,400

		680,554
SWEDEN — 0.08%
Svensk Exportkredit AB
2.13%, 07/13/16	60	62,102
5.13%, 03/01/17	50	56,161

		118,263

TOTAL FOREIGN AGENCY OBLIGATIONS (Cost: $5,161,071)		5,266,041

FOREIGN GOVERNMENT OBLIGATIONS[f] — 1.79%
BRAZIL — 0.41%
Brazil (Federative Republic of)
4.88%, 01/22/21	500	535,000
7.13%, 01/20/37	30	34,800
8.00%, 01/15/18	26	28,871

		598,671
CANADA — 0.05%
Canada (Government of)
0.88%, 02/14/17	75	75,372

		75,372
COLOMBIA — 0.08%
Colombia (Republic of)
6.13%, 01/18/41	100	109,500

		109,500
ITALY — 0.08%
Italy (Republic of)
5.38%, 06/15/33	100	110,605

		110,605

Security	Principal (000s)	Value
MEXICO — 0.33%
United Mexican States
3.63%, 03/15/22	$178	$179,780
4.75%, 03/08/44	100	93,500
7.50%, 04/08/33[a]	154	201,740

		475,020
PANAMA — 0.11%
Panama (Republic of)
5.20%, 01/30/20[a]	150	164,325

		164,325
PERU — 0.08%
Peru (Republic of)
7.13%, 03/30/19[a]	100	121,500

		121,500
PHILIPPINES — 0.18%
Philippines (Republic of the)
6.38%, 10/23/34	100	124,125
7.75%, 01/14/31	100	136,250

		260,375
POLAND — 0.14%
Poland (Republic of)
4.00%, 01/22/24	150	151,240
6.38%, 07/15/19	50	59,250

		210,490
SOUTH AFRICA — 0.07%
South Africa (Republic of)
4.67%, 01/17/24[a]	100	98,875

		98,875
TURKEY — 0.23%
Turkey (Republic of)
3.25%, 03/23/23	200	172,300
4.88%, 04/16/43	200	162,600

		334,900
URUGUAY — 0.03%
Uruguay (Republic of)
7.63%, 03/21/36	35	42,963

		42,963
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $2,667,875)		2,602,596

56	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value
MUNICIPAL DEBT OBLIGATIONS — 1.40%

CALIFORNIA — 0.48%
Bay Area Toll Authority RB Highway Revenue Tolls BAB
Series S1
7.04%, 04/01/50	$40	$53,959
County of Sonoma RB Miscellaneous Revenue
Series A
6.00%, 12/01/29 (GTD)	30	31,329
Los Angeles Community College District GO BAB
6.75%, 08/01/49	30	40,691
Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB
6.57%, 07/01/45	30	39,815
Los Angeles Unified School District GO BAB
6.76%, 07/01/34	75	97,880
Sacramento Municipal Utility District RB Electric Power & Light Revenues BAB
6.16%, 05/15/36	30	33,329
Santa Clara Valley Transportation Authority RB Sales Tax Revenue BAB
5.88%, 04/01/32	50	57,753
State of California GO
6.20%, 10/01/19	20	23,894
State of California GO BAB
7.30%, 10/01/39	50	67,279
7.55%, 04/01/39	75	104,255
University of California Regents RB College & University Revenue
Series AD
4.86%, 05/15/12	25	23,380
University of California Regents RB Medical Center Pooled Revenue BAB
Series F
6.58%, 05/15/49	100	124,394

		697,958

Security	Principal (000s)	Value
COLORADO — 0.03%
Denver City & County School District No. 1 COP Lease Appropriation
Series B
4.24%, 12/15/37	$50	$46,865

		46,865
FLORIDA — 0.03%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
3.00%, 07/01/20	50	49,166

		49,166
GEORGIA — 0.02%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB Project M
Series 2010A
6.66%, 04/01/57	20	22,087

		22,087
ILLINOIS — 0.19%
State of Illinois GO
4.35%, 06/01/18	25	26,526
5.10%, 06/01/33	250	245,715

		272,241
MASSACHUSETTS — 0.05%
Commonwealth of Massachusetts GOL BAB
Series D
4.50%, 08/01/31	75	77,725

		77,725
NEW JERSEY — 0.16%
New Jersey Economic Development Authority RB Lease Appropriation
Series B
0.00%, 02/15/23 (AGM)	100	66,595
New Jersey State Turnpike Authority RB Highway Revenue Tolls BAB
7.10%, 01/01/41	50	68,657
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB
6.56%, 12/15/40	30	37,501

SCHEDULES OF INVESTMENTS	57

Schedule of Investments  (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value
Series C
5.75%, 12/15/28	$50	$56,550

		229,303

NEW YORK — 0.20%
Metropolitan Transportation Authority RB Transit Revenue BAB
7.34%, 11/15/39	40	55,798
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.72%, 06/15/42	40	47,746
New York State Dormitory Authority RB State Personal Income Tax Revenue BAB
5.63%, 03/15/39	25	28,763
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.46%, 10/01/62	15	13,863
5.86%, 12/01/24 (GOI)	75	89,567
State of New York GO BAB
5.97%, 03/01/36	50	59,068

		294,805

OHIO — 0.07%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues BAB
Series E
6.27%, 02/15/50	25	28,492
Ohio State Water Development Authority RB Miscellaneous Revenue BAB
4.88%, 12/01/34	70	74,588

		103,080

OREGON — 0.04%
State of Oregon GO
5.89%, 06/01/27	50	59,016

		59,016

TEXAS — 0.13%
City of San Antonio RB Electric Power & Light Revenues BAB
5.81%, 02/01/41	50	60,378

Security	Principal (000s)	Value
State of Texas GO BAB
5.52%, 04/01/39	$100	$119,499

		179,877

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $1,928,184)		2,032,123

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 57.66%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.90%
Federal Home Loan Banks
0.63%, 12/28/16	1,000	999,735
5.00%, 11/17/17[a]	890	1,017,798
Federal Home Loan Mortgage Corp.
0.88%, 03/07/18	100	98,472
1.25%, 08/01/19	380	368,442
1.75%, 09/10/15	500	511,485
1.75%, 05/30/19[a]	140	139,875
2.38%, 01/13/22	120	118,105
2.51%, 11/08/23 (Call 05/08/14)	360	338,175
4.88%, 06/13/18[a]	704	806,952
5.63%, 11/23/35 (Call 11/23/15)	360	382,824
6.25%, 07/15/32	60	79,301
6.75%, 03/15/31	191	262,704
Federal National Mortgage Association
0.50%, 03/30/16	500	501,163
1.25%, 01/30/17	260	264,129
1.63%, 11/27/18	250	250,658
5.00%, 04/15/15	1,800	1,896,260
5.38%, 06/12/17	310	354,811
6.63%, 11/15/30	100	135,841
Tennessee Valley Authority
3.50%, 12/15/42	50	42,222

		8,568,952

U.S. GOVERNMENT OBLIGATIONS — 51.76%
U.S. Treasury Bonds
2.75%, 08/15/42	670	568,301
2.75%, 11/15/42[a]	1,280	1,083,200
2.88%, 05/15/43[a]	200	173,384
3.00%, 05/15/42[a]	170	152,289
3.13%, 02/15/43	130	118,916
3.63%, 08/15/43	795	800,136
3.75%, 08/15/41[a]	420	435,330

58	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Principal (000s)	Value
3.75%, 11/15/43	$200	$205,920
3.88%, 08/15/40[a]	630	668,795
4.25%, 11/15/40[a]	610	688,251
4.38%, 02/15/38[a]	420	482,832
4.38%, 05/15/41[a]	110	126,563
4.50%, 05/15/38	350	409,770
4.50%, 08/15/39[a]	438	513,507
4.75%, 02/15/37[a]	340	412,155
4.75%, 02/15/41	660	804,388
5.25%, 02/15/29	150	188,052
5.38%, 02/15/31[a]	980	1,255,321
6.13%, 08/15/29[a]	230	314,396
6.25%, 05/15/30	360	500,738
8.13%, 08/15/19[a]	710	951,741
U.S. Treasury Notes
0.25%, 07/15/15[a]	1,720	1,721,479
0.25%, 09/15/15	2,000	2,001,020
0.25%, 10/15/15	2,200	2,200,330
0.38%, 04/15/15	1,720	1,724,231
0.38%, 11/15/15	600	601,212
0.38%, 01/15/16[a]	1,300	1,301,898
0.38%, 02/15/16	2,000	2,002,160
0.38%, 03/15/16[a]	1,600	1,601,072
0.63%, 08/15/16	450	451,503
0.63%, 11/15/16	800	800,928
0.63%, 11/30/17	1,560	1,535,820
0.75%, 01/15/17	1,700	1,704,998
0.75%, 10/31/17[a]	420	416,077
0.75%, 12/31/17	650	641,953
0.88%, 11/30/16[a]	1,000	1,007,430
0.88%, 12/31/16	1,170	1,177,909
0.88%, 02/28/17	1,460	1,467,198
0.88%, 07/31/19[a]	2,650	2,539,416
1.00%, 09/30/16[a]	760	768,960
1.00%, 10/31/16	2,380	2,406,823
1.13%, 12/31/19[a]	520	500,198
1.25%, 10/31/18[a]	350	347,522
1.25%, 11/30/18[a]	820	813,038
1.25%, 02/29/20[a]	280	270,189
1.38%, 07/31/18[a]	550	551,441
1.38%, 11/30/18	1,400	1,396,780
1.50%, 08/31/18[a]	1,970	1,983,160
1.50%, 12/31/18[a]	800	801,320
1.50%, 03/31/19	840	838,060

Security	Principal or Shares (000s)	Value
1.63%, 11/15/22[a]	$250	$232,910
1.75%, 10/31/20	1,000	981,140
1.75%, 05/15/22	290	275,918
1.75%, 05/15/23	315	293,564
1.88%, 06/30/15	1,720	1,758,631
2.00%, 04/30/16[a]	1,580	1,634,557
2.00%, 07/31/20[a]	200	200,468
2.00%, 11/30/20[a]	1,400	1,393,910
2.00%, 11/15/21	1,630	1,597,090
2.00%, 02/15/22	500	487,515
2.13%, 05/31/15[a]	1,720	1,761,727
2.13%, 12/31/15	2,100	2,170,224
2.13%, 02/29/16[a]	2,230	2,309,544
2.38%, 07/31/17	1,140	1,196,498
2.38%, 05/31/18[a]	460	481,629
2.38%, 06/30/18[a]	1,020	1,067,461
2.50%, 08/15/23[a]	300	297,600
2.63%, 04/30/18[a]	180	190,408
2.75%, 02/15/19	750	794,610
2.75%, 11/15/23[a]	300	303,087
3.00%, 02/28/17	1,110	1,184,992
3.13%, 05/15/21[a]	480	511,051
3.25%, 12/31/16	3,000	3,219,600
3.25%, 03/31/17	262	281,988
3.63%, 08/15/19	870	959,045
3.63%, 02/15/21	230	252,959
3.75%, 11/15/18	2,400	2,656,032
4.63%, 11/15/16[a]	276	305,847

		75,228,115

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost: $83,014,685)		83,797,067

SHORT-TERM INVESTMENTS — 24.20%
MONEY MARKET FUNDS — 24.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,g,h]	27,939	27,938,686
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,g,h]	2,350	2,349,691

SCHEDULES OF INVESTMENTS	59

Schedule of Investments  (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2014

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,g]	4,888	$4,888,486

		35,176,863

TOTAL SHORT-TERM INVESTMENTS
(Cost: $35,176,863)		35,176,863

TOTAL INVESTMENTS IN SECURITIES — 122.99%
(Cost: $176,325,541)		178,761,485
Other Assets, Less Liabilities — (22.99)%		(33,419,753)

NET ASSETS — 100.00%		$145,341,732

BAB  —  Build America Bond

COP  —  Certificates of Participation

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Affiliated issuer. See Note 2.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Variable rate security. Rate shown is as of report date.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

60	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® AGENCY BOND ETF

February 28, 2014

Security	Principal (000s)	Value
FOREIGN GOVERNMENT OBLIGATIONS[a] — 2.63%

EGYPT — 0.70%
Egypt (Arab Republic of)
4.45%, 09/15/15	$2,500	$2,662,249

		2,662,249
ISRAEL — 1.87%
Israel (State of)
0.00%, 09/15/20	100	85,233
0.00%, 09/15/20	1,004	855,738
0.00%, 03/15/22	3,000	2,376,435
5.50%, 09/18/23	2,078	2,484,286
5.50%, 12/04/23	487	582,723
5.50%, 04/26/24	600	718,823

		7,103,238
JORDAN — 0.06%
Jordan (Kingdom of)
2.50%, 10/30/20	250	249,053

		249,053

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $10,012,275)		10,014,540

U.S. GOVERNMENT AGENCY OBLIGATIONS — 94.25%
Federal Farm Credit Banks Funding Corp.
1.69%, 04/09/20 (Call 04/09/14)	50	48,171
2.00%, 04/04/22	1,489	1,399,018
3.50%, 07/17/23 (Call 07/17/14)	250	251,445
4.88%, 01/27/20	250	289,262
5.13%, 07/09/29	267	301,024
5.15%, 11/15/19	3,889	4,538,884
5.41%, 04/17/36	250	292,842
Federal Home Loan Bank of Chicago
5.63%, 06/13/16	600	667,101
Federal Home Loan Banks
0.38%, 02/19/16	4,000	4,002,496
0.50%, 11/20/15	800	803,887
1.00%, 06/09/17[b]	3,000	3,004,124
1.95%, 07/24/18 (Call 07/24/15)	350	354,657
2.75%, 12/12/14	100	102,010
2.75%, 06/08/18	100	105,402
2.88%, 09/11/20	3,685	3,798,183

Security	Principal (000s)	Value
3.13%, 03/11/16	$4,860	$5,125,218
3.13%, 12/08/17	385	404,450
3.38%, 12/08/23	100	102,211
4.00%, 09/01/28	810	816,190
4.50%, 09/13/19	1,500	1,701,522
5.25%, 12/11/20	1,500	1,763,916
5.38%, 08/15/18[b]	1,385	1,615,629
5.38%, 05/15/19	335	394,916
5.50%, 07/15/36	230	280,382
5.75%, 06/12/26	1,000	1,211,536
Federal Home Loan Mortgage Corp.
0.00%, 11/29/19	3,723	3,191,652
0.50%, 04/17/15[b]	30,207	30,311,000
0.50%, 09/25/15	5,000	5,018,776
0.63%, 12/29/14	1,000	1,003,820
0.63%, 11/01/16	11,000	10,978,231
0.88%, 10/14/16	4,383	4,415,679
0.88%, 02/22/17[b]	1,030	1,034,273
0.88%, 03/07/18	5,100	5,022,070
1.14%, 10/15/18 (Call 10/15/14)	1,300	1,272,170
1.20%, 06/12/18 (Call 03/12/14)	10,000	9,839,920
1.25%, 08/01/19	810	785,363
2.38%, 01/13/22[b]	3,200	3,149,456
2.50%, 05/27/16	985	1,029,827
4.38%, 07/17/15	6,078	6,420,935
4.75%, 11/17/15[b]	889	956,989
5.50%, 07/18/16[b]	4,000	4,474,812
6.25%, 07/15/32	366	483,738
6.75%, 09/15/29[b]	271	370,645
6.75%, 03/15/31	7,003	9,632,036
Federal National Mortgage Association
0.00%, 06/01/17	47,447	45,924,449
0.00%, 02/01/19	2,440	2,191,210
0.00%, 10/09/19	4,400	3,813,115
0.00%, 05/15/30	661	338,868
0.38%, 07/05/16[b]	9,888	9,871,708
0.63%, 08/26/16[b]	2,100	2,104,605
0.75%, 12/19/14	100	100,471
0.88%, 08/28/14	25	25,094
1.00%, 09/20/17[b]	2,635	2,631,843
1.25%, 06/20/18 (Call 03/20/14)[b]	18,952	18,672,268
1.55%, 10/04/19 (Call 04/04/14)	2,000	1,945,920

SCHEDULES OF INVESTMENTS	61

Schedule of Investments  (Continued)

iSHARES® AGENCY BOND ETF

February 28, 2014

Security	Principal (000s)	Value
1.55%, 10/15/19 (Call 04/15/14)	$3,000	$2,902,233
1.63%, 10/26/15	706	721,748
2.25%, 03/15/16[b]	19,635	20,362,542
2.38%, 04/11/16	782	814,310
3.00%, 09/16/14	17	17,268
4.38%, 10/15/15	29,187	31,122,040
5.00%, 03/15/16[b]	2,000	2,186,593
5.38%, 07/15/16	557	621,296
5.63%, 07/15/37	91	113,524
6.00%, 04/18/36 (Call 04/18/16)	1,167	1,279,010
6.21%, 08/06/38	647	840,221
6.63%, 11/15/30	477	647,961
7.13%, 01/15/30	825	1,163,014
7.25%, 05/15/30[b]	2,003	2,860,752
8.28%, 01/10/25	350	503,195
Financing Corp. (The)
0.00%, 11/11/16	3,167	3,090,951
0.00%, 12/06/16	3,927	3,827,561
0.00%, 10/06/17	1,986	1,891,417
0.00%, 02/08/18	540	508,054
0.00%, 11/02/18	105	96,602
0.00%, 06/06/19	1,000	907,100
8.60%, 09/26/19	6,500	8,705,263
9.40%, 02/08/18	165	215,588
9.65%, 11/02/18	2,035	2,761,538
9.80%, 11/30/17	300	393,765
9.80%, 04/06/18	7,585	10,102,623
10.35%, 08/03/18	7,290	10,031,450
10.70%, 10/06/17	780	1,039,443
NCUA Guaranteed Notes Trust (U.S. Government Guaranteed)
Series A2
1.40%, 06/12/15	820	829,784
Series A4
3.00%, 06/12/19	1,000	1,059,922
Series A5
3.45%, 06/12/21	999	1,058,108
Private Export Funding Corp. (U.S. Government Guaranteed)
2.80%, 05/15/22	1,000	991,380
4.38%, 03/15/19	4,302	4,810,152
4.95%, 11/15/15	1,996	2,150,830
Series JJ
1.88%, 07/15/18	1,000	1,013,930

Security	Principal or Shares (000s)	Value
Sallie Mae Inc. (U.S. Government Guaranteed)
0.00%, 10/03/22	$570	$427,429
Tennessee Valley Authority
1.88%, 08/15/22[b]	1,000	920,745
3.50%, 12/15/42	1,000	844,440
4.38%, 06/15/15	1,565	1,648,005
4.50%, 04/01/18[b]	1,216	1,363,270
4.63%, 09/15/60	511	495,785
5.25%, 09/15/39	1,750	1,966,595
5.50%, 07/18/17[b]	1,000	1,146,454
5.88%, 04/01/36	3,150	3,842,011
6.75%, 11/01/25	487	636,796
7.13%, 05/01/30	2,400	3,274,637

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $356,565,517)		358,592,754
SHORT-TERM INVESTMENTS — 20.18%

MONEY MARKET FUNDS — 20.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	59,356	59,355,720
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	4,992	4,991,918
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	12,438	12,438,274

		76,785,912

TOTAL SHORT-TERM INVESTMENTS
(Cost: $76,785,912)		76,785,912

TOTAL INVESTMENTS IN SECURITIES — 117.06%
(Cost: $443,363,704)		445,393,206
Other Assets, Less Liabilities — (17.06)%		(64,917,356)

NET ASSETS — 100.00%		$380,475,850

[a]	Investments are denominated in U.S. dollars.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

62	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MBS ETF

February 28, 2014

Security	Principal (000s)	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.59%

MORTGAGE-BACKED SECURITIES — 99.59%
Federal Home Loan Mortgage Corp.
1.80%, 06/01/43[a]	$2,260	$2,287,878
2.38%, 12/01/33[a]	243	251,636
2.48%, 05/01/43[a]	1,455	1,447,668
2.50%, 02/01/28	27,128	27,341,867
2.50%, 03/01/29[b]	79,087	79,543,757
2.50%, 03/01/44[b]	8,500	7,854,531
2.51%, 08/01/43[a]	530	525,870
2.54%, 12/01/38[a]	4,339	4,652,210
2.61%, 01/01/42[a]	7,478	7,861,771
2.90%, 09/01/41[a]	5,894	6,223,637
2.93%, 05/01/42[a]	2,863	2,934,637
3.00%, 04/01/27	3,033	3,143,798
3.00%, 05/01/27	25,528	26,437,336
3.00%, 06/01/27	7,142	7,394,158
3.00%, 07/01/27	713	738,226
3.00%, 08/01/27	2,180	2,256,838
3.00%, 09/01/27	12,106	12,532,397
3.00%, 11/01/27	3,179	3,291,734
3.00%, 12/01/27	2,218	2,296,770
3.00%, 01/01/28	1,304	1,350,848
3.00%, 03/01/29[b]	15,500	16,027,969
3.00%, 05/01/33	11,870	11,937,699
3.00%, 01/01/43	19,596	19,024,729
3.00%, 02/01/43	62,015	60,220,134
3.00%, 03/01/43	18,913	18,369,525
3.00%, 04/01/43	76,799	74,558,870
3.00%, 03/01/44[b]	17,676	17,132,355
3.02%, 11/01/40[a]	3,453	3,674,189
3.12%, 11/01/40[a]	2,463	2,621,525
3.26%, 08/01/41[a]	1,114	1,179,318
3.32%, 11/01/40[a]	4,412	4,643,366
3.34%, 07/01/41[a]	508	534,595
3.42%, 11/01/41[a]	9,264	9,782,517
3.50%, 11/01/25	11,057	11,694,753
3.50%, 03/01/26	6,244	6,589,254
3.50%, 06/01/26	2,879	3,038,290
3.50%, 08/01/26	3,097	3,267,609

Security	Principal (000s)	Value
3.50%, 03/01/29[b]	$17,000	$17,924,375
3.50%, 03/01/32	14,564	15,089,037
3.50%, 08/01/32	15,406	15,960,852
3.50%, 10/01/42	80,161	81,174,580
3.50%, 11/01/42	4,668	4,727,370
3.50%, 05/01/43	30,245	30,631,908
3.50%, 06/01/43	6,039	6,118,082
3.50%, 03/01/44[b]	81,500	82,416,875
4.00%, 05/01/25	7,580	8,098,548
4.00%, 10/01/25	5,643	6,029,538
4.00%, 02/01/26	5,942	6,343,909
4.00%, 03/01/29[b]	14,943	15,890,947
4.00%, 01/01/41	21,703	22,717,769
4.00%, 02/01/41	12,386	12,966,076
4.00%, 03/01/41	8,789	9,199,783
4.00%, 09/01/41	16,207	16,986,991
4.00%, 11/01/41	5,372	5,623,056
4.00%, 12/01/41	3,211	3,361,016
4.00%, 01/01/42	8,793	9,204,492
4.00%, 02/01/42	25,272	26,476,743
4.00%, 03/01/42	10,212	10,689,650
4.00%, 06/01/42	12,347	12,922,778
4.00%, 03/01/44[b]	52,873	55,285,331
4.50%, 04/01/22	3,732	3,988,213
4.50%, 05/01/23	5,645	6,018,364
4.50%, 07/01/24	3,019	3,256,012
4.50%, 08/01/24	998	1,076,564
4.50%, 09/01/24	1,689	1,822,016
4.50%, 10/01/24	2,455	2,648,797
4.50%, 03/01/29[b]	2,831	3,017,227
4.50%, 08/01/30	6,662	7,265,603
4.50%, 03/01/39	15,519	16,730,990
4.50%, 05/01/39	18,177	19,598,580
4.50%, 06/01/39	9,326	10,006,503
4.50%, 09/01/39	1,187	1,273,619
4.50%, 10/01/39	27,370	29,367,863
4.50%, 12/01/39	1,858	1,994,407
4.50%, 09/01/40	17,387	18,652,035
4.50%, 11/01/40	16,440	17,639,884
4.50%, 02/01/41	14,976	16,069,529
4.50%, 05/01/41	15,770	17,074,788
4.50%, 03/01/44[b]	28,700	30,753,844
5.00%, 11/01/18	1,901	2,032,653

SCHEDULES OF INVESTMENTS	63

Schedule of Investments  (Continued)

iSHARES® MBS ETF

February 28, 2014

Security	Principal (000s)	Value
5.00%, 08/01/19	$2,904	$3,107,257
5.00%, 12/01/24	5,939	6,415,371
5.00%, 08/01/25	4,054	4,417,400
5.00%, 06/01/26	5,058	5,515,188
5.00%, 03/01/29[b]	161	172,169
5.00%, 06/01/33	1,601	1,751,780
5.00%, 12/01/33	5,776	6,296,033
5.00%, 07/01/35	19,753	21,611,564
5.00%, 01/01/36	3,118	3,400,516
5.00%, 01/01/37	3,831	4,182,964
5.00%, 02/01/37	3,307	3,611,114
5.00%, 02/01/38	4,679	5,109,469
5.00%, 03/01/38	15,578	16,960,805
5.00%, 12/01/38	3,278	3,568,081
5.00%, 08/01/39	20,982	23,098,445
5.00%, 01/01/40	1,571	1,712,936
5.00%, 04/01/40	1,792	1,955,711
5.00%, 07/01/40	978	1,067,656
5.00%, 08/01/40	14,469	16,146,493
5.00%, 09/01/40	7,899	8,632,746
5.00%, 08/01/41	10,948	12,021,661
5.00%, 03/01/44[b]	31	34,348
5.50%, 10/01/23	8,616	9,376,606
5.50%, 09/01/24	7,400	8,049,960
5.50%, 07/01/31	—	377
5.50%, 04/01/32	99	109,578
5.50%, 09/01/32	285	314,884
5.50%, 10/01/32	60	66,855
5.50%, 12/01/32	28	31,252
5.50%, 04/01/33	2	1,823
5.50%, 05/01/33	46	50,807
5.50%, 06/01/33	60	67,036
5.50%, 07/01/33	132	146,548
5.50%, 09/01/33	7	7,197
5.50%, 10/01/33	674	749,144
5.50%, 01/01/34	4	3,921
5.50%, 02/01/34	5,831	6,490,716
5.50%, 03/01/34	1,129	1,255,667
5.50%, 08/01/34	146	160,986
5.50%, 10/01/34	767	848,791
5.50%, 11/01/34	13	13,945
5.50%, 12/01/34	807	897,225
5.50%, 01/01/35	10,153	11,279,794

Security	Principal (000s)	Value
5.50%, 02/01/35	$2,626	$2,914,695
5.50%, 04/01/35	434	476,258
5.50%, 05/01/35	4,819	5,336,416
5.50%, 06/01/35	13,302	14,749,677
5.50%, 07/01/35	54	60,377
5.50%, 08/01/35	168	184,001
5.50%, 10/01/35	473	522,261
5.50%, 12/01/35	2,676	2,962,565
5.50%, 02/01/36	4	3,864
5.50%, 03/01/36	171	188,998
5.50%, 05/01/36	3,465	3,815,179
5.50%, 07/01/36	6,720	7,392,096
5.50%, 08/01/36	858	942,791
5.50%, 04/01/38	7,536	8,314,066
5.50%, 05/01/38	2,551	2,796,672
5.50%, 12/01/38	31	34,636
5.50%, 01/01/39	10,640	11,819,173
5.50%, 09/01/39	5,852	6,450,988
5.50%, 11/01/39	11,376	12,595,760
5.50%, 03/01/44[b]	163	178,994
6.00%, 09/01/36	2,786	3,108,653
6.00%, 10/01/36	2,582	2,905,811
6.00%, 02/01/37	2,533	2,816,154
6.00%, 11/01/37	4,473	4,955,754
6.00%, 09/01/38	9,232	10,310,293
6.00%, 03/01/44[b]	9,372	10,401,866
Federal National Mortgage Association
1.93%, 04/01/43[a]	4,170	4,236,134
2.09%, 06/01/43[a]	10,055	10,111,295
2.44%, 12/01/38[a]	2,149	2,296,001
2.44%, 02/01/42[a]	10,736	11,216,619
2.49%, 08/01/42[a]	14,949	15,346,417
2.50%, 05/01/27	19,421	19,594,721
2.50%, 10/01/27	18,341	18,505,029
2.50%, 11/01/27	40,851	41,217,784
2.50%, 02/01/28	19,073	19,198,904
2.50%, 03/01/29[b]	98,776	99,300,902
2.50%, 03/01/44[b]	15,613	14,520,090
2.79%, 08/01/41[a]	1,688	1,771,285
2.80%, 04/01/38[a]	2,630	2,799,620
2.94%, 10/01/41[a]	7,650	8,081,982
3.00%, 01/01/27	16,836	17,451,665

64	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® MBS ETF

February 28, 2014

Security	Principal (000s)	Value
3.00%, 08/01/27	$16,973	$17,596,797
3.00%, 11/01/27	49,986	51,822,004
3.00%, 03/01/29[b]	79,200	81,984,375
3.00%, 05/01/33	3,069	3,089,835
3.00%, 11/01/42	36,756	35,753,183
3.00%, 01/01/43	115,497	112,346,315
3.00%, 04/01/43	5,048	4,912,574
3.00%, 05/01/43	3,429	3,337,039
3.00%, 03/01/44[b]	252,305	245,169,136
3.31%, 09/01/41[a]	661	693,601
3.50%, 04/01/27	8,324	8,814,127
3.50%, 03/01/29[b]	62,050	65,598,484
3.50%, 01/01/32	7,092	7,367,386
3.50%, 02/01/32	10,207	10,603,179
3.50%, 04/01/32	19,692	20,451,807
3.50%, 06/01/32	3,269	3,396,491
3.50%, 08/01/32	6,423	6,673,360
3.50%, 01/01/42	3,797	3,853,576
3.50%, 05/01/42	4,408	4,476,499
3.50%, 06/01/42	32,540	33,029,498
3.50%, 10/01/42	34,947	35,472,104
3.50%, 12/01/42	23,043	23,390,543
3.50%, 01/01/43	68,789	69,834,319
3.50%, 02/01/43	31,709	32,185,282
3.50%, 05/01/43	58,382	59,257,202
3.50%, 06/01/43	34,524	35,040,218
3.50%, 03/01/44[b]	104,284	105,717,905
3.62%, 05/01/40[a]	9,588	10,229,180
4.00%, 03/01/24	5,086	5,436,169
4.00%, 10/01/25	11,833	12,647,794
4.00%, 11/01/25	5,734	6,130,579
4.00%, 03/01/26	3,332	3,565,033
4.00%, 06/01/26	19,956	21,356,726
4.00%, 09/01/26	7,638	8,172,642
4.00%, 03/01/29[b]	3,000	3,201,094
4.00%, 12/01/30	4,733	5,042,568
4.00%, 01/01/31	2,909	3,099,609
4.00%, 02/01/31	2,591	2,760,278
4.00%, 10/01/31	7,194	7,662,422
4.00%, 02/01/32	17,211	18,251,825
4.00%, 02/01/41	50,402	52,942,702
4.00%, 10/01/41	11,254	11,804,189
4.00%, 11/01/41	16,513	17,340,855

Security	Principal (000s)	Value
4.00%, 01/01/42	$25,722	$27,129,692
4.00%, 03/01/42	32,652	34,292,218
4.00%, 10/01/42	13,623	14,287,814
4.00%, 03/01/44[b]	274,583	287,797,307
4.50%, 09/01/18	3,030	3,241,171
4.50%, 04/01/19	1,741	1,862,822
4.50%, 11/01/22	3,552	3,801,692
4.50%, 06/01/23	1,152	1,234,193
4.50%, 03/01/24	945	1,009,868
4.50%, 10/01/24	4,576	4,896,225
4.50%, 02/01/25	5,426	5,884,826
4.50%, 04/01/25	5,953	6,455,789
4.50%, 06/01/25	5,536	6,003,391
4.50%, 03/01/29[b]	5,000	5,342,187
4.50%, 08/01/31	10,993	11,975,313
4.50%, 05/01/39	6,170	6,668,867
4.50%, 09/01/40	12,081	12,983,320
4.50%, 12/01/40	8,448	9,081,892
4.50%, 01/01/41	19,185	20,617,872
4.50%, 04/01/41	30,946	33,375,347
4.50%, 05/01/41	39,240	42,338,548
4.50%, 06/01/41	10,962	11,852,063
4.50%, 08/01/41	16,395	17,622,081
4.50%, 09/01/41	39,254	42,302,785
4.50%, 03/01/44[b]	106,800	114,693,187
5.00%, 08/01/20	4,021	4,308,931
5.00%, 07/01/23	6,096	6,615,913
5.00%, 12/01/23	3,149	3,421,783
5.00%, 05/01/25	1,475	1,581,864
5.00%, 06/01/28	5,328	5,852,266
5.00%, 03/01/29[b]	1,783	1,911,989
5.00%, 11/01/33	10,325	11,374,930
5.00%, 03/01/39	3,573	3,952,156
5.00%, 12/01/39	3,543	3,903,386
5.00%, 01/01/40	84	92,444
5.00%, 04/01/40	6,972	7,641,087
5.00%, 05/01/40	609	669,873
5.00%, 06/01/40	731	801,389
5.00%, 07/01/40	5,777	6,339,223
5.00%, 08/01/40	27,794	30,725,105
5.00%, 09/01/40	211	231,906
5.00%, 10/01/40	658	726,475
5.00%, 02/01/41	52	57,439

SCHEDULES OF INVESTMENTS	65

Schedule of Investments  (Continued)

iSHARES® MBS ETF

February 28, 2014

Security	Principal (000s)	Value
5.00%, 03/01/41	$9,387	$10,333,982
5.00%, 04/01/41	17,913	19,731,005
5.00%, 05/01/41	54,633	60,179,337
5.00%, 06/01/41	4,457	4,914,467
5.00%, 08/01/41	6,016	6,661,469
5.00%, 03/01/44[b]	72,272	79,149,127
5.50%, 12/01/19	4,435	4,766,977
5.50%, 02/01/30	2,657	2,943,767
5.50%, 05/01/33	4,132	4,582,368
5.50%, 11/01/33	8,253	9,154,266
5.50%, 09/01/34	5,999	6,651,164
5.50%, 04/01/36	11,693	12,962,834
5.50%, 05/01/36	2,423	2,684,614
5.50%, 09/01/36	16,004	17,744,609
5.50%, 08/01/37	14,667	16,269,675
5.50%, 03/01/38	7,035	7,795,345
5.50%, 07/01/38	4,811	5,314,632
5.50%, 11/01/38	5,071	5,614,396
5.50%, 07/01/40	11,165	12,397,906
5.50%, 09/01/40	29,319	32,571,536
5.50%, 03/01/44[b]	357	394,150
6.00%, 01/01/25	5,188	5,713,195
6.00%, 03/01/34	6,023	6,774,978
6.00%, 05/01/34	978	1,106,722
6.00%, 08/01/34	2,012	2,262,253
6.00%, 11/01/34	667	749,812
6.00%, 06/01/36	4,003	4,483,225
6.00%, 08/01/36	4,460	4,984,483
6.00%, 03/01/38	2,792	3,116,643
6.00%, 05/01/38	6,467	7,203,996
6.00%, 08/01/38	491	547,829
6.00%, 06/01/39	18,037	20,291,151
6.00%, 10/01/39	1,512	1,686,418
6.00%, 03/01/44[b]	2,896	3,224,070
6.50%, 08/01/36	187	209,125
6.50%, 09/01/36	1,320	1,476,352
6.50%, 10/01/36	199	221,977
6.50%, 12/01/36	218	245,170
6.50%, 07/01/37	339	378,925
6.50%, 08/01/37	10,734	12,031,580
6.50%, 10/01/37	622	695,371
6.50%, 11/01/37	102	113,990
6.50%, 12/01/37	484	540,687

Security	Principal (000s)	Value
6.50%, 06/01/38	$158	$176,894
6.50%, 10/01/39	10,455	11,760,921
6.50%, 05/01/40	7,340	8,204,665
7.00%, 04/01/37	3,427	3,820,441
Government National Mortgage Association
3.00%, 07/15/27	17,501	18,239,024
3.00%, 09/15/42	1,002	994,860
3.00%, 10/15/42	2,519	2,503,820
3.00%, 12/15/42	16,417	16,299,791
3.00%, 12/20/42	50,968	50,624,746
3.00%, 01/15/43	6,050	6,012,269
3.00%, 06/20/43	121,990	121,169,439
3.00%, 03/01/44[b]	41,107	40,723,215
3.50%, 12/15/41	13,038	13,444,778
3.50%, 08/15/42	2,955	3,046,792
3.50%, 09/15/42	4,312	4,447,430
3.50%, 09/20/42	99,778	102,923,237
3.50%, 10/15/42	1,555	1,603,412
3.50%, 10/20/42	6,254	6,451,488
3.50%, 11/20/42	23,177	23,907,179
3.50%, 01/15/43	19,297	19,908,606
3.50%, 01/20/43	14,197	14,644,814
3.50%, 03/15/43	2,279	2,353,987
3.50%, 03/20/43	19,330	19,939,238
3.50%, 04/20/43	52,455	54,107,981
3.50%, 05/15/43	1,628	1,681,460
3.50%, 03/01/44[b]	60,668	62,486,619
4.00%, 09/20/40	13,467	14,315,184
4.00%, 01/20/41	6,207	6,594,982
4.00%, 02/15/41	17,649	18,755,640
4.00%, 03/15/41	2,472	2,621,662
4.00%, 04/15/41	11,601	12,350,962
4.00%, 05/15/41	1,968	2,087,069
4.00%, 07/15/41	8,088	8,590,389
4.00%, 09/20/41	9,304	9,884,895
4.00%, 12/15/41	4,237	4,511,448
4.00%, 12/20/41	38,436	40,819,781
4.00%, 01/15/42	2,185	2,325,748
4.00%, 01/20/42	17,533	18,621,529
4.00%, 02/15/42	10,550	11,230,653
4.00%, 03/15/42	16,535	17,607,904
4.00%, 04/15/42	13,370	14,199,773

66	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® MBS ETF

February 28, 2014

Security	Principal (000s)	Value
4.00%, 05/15/42	$2,733	$2,909,857
4.00%, 08/15/42	3,809	4,054,079
4.00%, 10/15/42	994	1,058,283
4.00%, 03/01/44[b]	19,905	21,100,200
4.50%, 04/15/39	1,747	1,898,550
4.50%, 08/15/39	11,425	12,417,779
4.50%, 11/20/39	3,991	4,358,395
4.50%, 01/20/40	4,285	4,672,529
4.50%, 06/15/40	16,658	18,189,698
4.50%, 07/15/40	17,270	18,764,278
4.50%, 08/15/40	34,201	37,163,395
4.50%, 08/20/40	7,357	8,032,088
4.50%, 10/20/40	16,867	18,416,699
4.50%, 04/20/41	17,642	19,206,829
4.50%, 06/20/41	23,350	25,428,376
4.50%, 09/20/41	10,912	11,884,786
4.50%, 11/20/41	10,777	11,726,662
4.50%, 03/01/44[b]	48,000	52,136,250
5.00%, 05/20/33	1,080	1,201,560
5.00%, 07/20/35	5,081	5,623,516
5.00%, 12/15/36	18,749	20,822,011
5.00%, 01/15/39	8,618	9,494,972
5.00%, 07/15/39	22,491	24,814,140
5.00%, 10/20/39	7,756	8,533,840
5.00%, 05/15/40	4,844	5,352,592
5.00%, 07/20/40	26,601	29,500,527
5.00%, 08/20/40	7,559	8,384,288
5.00%, 11/20/41	18,593	20,554,943
5.00%, 07/20/42	4,069	4,484,076
5.50%, 11/20/34	5,508	6,144,813
5.50%, 03/15/36	4,077	4,558,270
5.50%, 03/20/36	1,320	1,466,334
5.50%, 07/20/36	1,953	2,167,411
5.50%, 06/20/38	8,063	8,924,856
5.50%, 10/15/38	6,100	6,771,250
5.50%, 03/20/39	4,632	5,125,852
5.50%, 12/15/39	1,446	1,604,913
5.50%, 01/15/40	10,267	11,388,133
5.50%, 07/20/40	10,828	11,980,979
6.00%, 03/15/37	9,578	10,896,171
6.00%, 09/20/38	13,467	15,266,602
6.00%, 12/15/38	4,283	4,797,738
6.00%, 11/15/39	1,951	2,187,315

Security	Principal or Shares (000s)	Value
6.00%, 03/01/44[b]	$7,000	$7,820,312
6.50%, 10/20/38	4,971	5,586,904

		5,547,603,213

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $5,565,977,526)		5,547,603,213

SHORT-TERM INVESTMENTS — 28.72%

MONEY MARKET FUNDS — 28.72%
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d]	1,599,544	1,599,543,701
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	100	100,000

		1,599,643,701

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,599,643,701)		1,599,643,701

TOTAL INVESTMENTS IN SECURITIES — 128.31%
(Cost: $7,165,621,227)		7,147,246,914
Other Assets, Less Liabilities — (28.31)%		(1,576,967,907)

NET ASSETS — 100.00%		$5,570,279,007

[a]	Variable rate security. Rate shown is as of report date.
[b]	To-be-announced (TBA). See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	67

Statements of Assets and Liabilities

iSHARES® TRUST

February 28, 2014

	iShares Intermediate Government/Credit Bond ETF	iShares Government/ Credit Bond ETF	iShares Agency Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$1,240,838,249	$141,043,186	$366,577,792
Affiliated (Note 2)	465,200,539	35,282,355	76,785,912

Total cost of investments	$1,706,038,788	$176,325,541	$443,363,704

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,259,158,821	$143,484,341	$368,607,294
Affiliated (Note 2)	465,187,851	35,277,144	76,785,912

Total fair value of investments	1,724,346,672	178,761,485	445,393,206
Cash	481,000	35,510	—
Receivables:
Investment securities sold	20,373,637	—	—
Due from custodian (Note 4)	164,136	—	—
Interest	7,641,838	957,362	2,958,641

Total Assets	1,753,007,283	179,754,357	448,351,847

LIABILITIES
Payables:
Investment securities purchased	27,579,926	2,951,164	3,469,856
Collateral for securities on loan (Note 1)	454,702,971	30,288,377	64,347,638
Capital shares redeemed	—	1,149,242	—
Investment advisory fees (Note 2)	193,646	23,842	58,503

Total Liabilities	482,476,543	34,412,625	67,875,997

NET ASSETS	$1,270,530,740	$145,341,732	$380,475,850

Net assets consist of:
Paid-in capital	$1,251,257,191	$142,972,180	$378,250,008
Undistributed net investment income	1,833,320	279,297	466,314
Accumulated net realized loss	(867,655)	(345,689)	(269,974)
Net unrealized appreciation	18,307,884	2,435,944	2,029,502

NET ASSETS	$1,270,530,740	$145,341,732	$380,475,850

Shares outstanding[b]	11,500,000	1,300,000	3,400,000

Net asset value per share	$110.48	$111.80	$111.90

[a]	Securities on loan with values of $442,743,601, $28,443,363 and $62,759,985, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

68	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

February 28, 2014

iShares MBS ETF

ASSETS
Investments, at cost:
Unaffiliated	$5,565,977,526
Affiliated (Note 2)	1,599,643,701

Total cost of investments	$7,165,621,227

Investments in securities, at fair value (Note 1):
Unaffiliated	$5,547,603,213
Affiliated (Note 2)	1,599,643,701

Total fair value of investments	7,147,246,914
Cash collateral for TBA transactions (Note 1)	2,120,000
Receivables:
Investment securities sold	20,315,525
Interest	14,884,706
Capital shares sold	32,012,985

Total Assets	7,216,580,130

LIABILITIES
Payables:
Investment securities purchased	1,643,143,091
Due to broker for TBA collateral (Note 1)	2,120,000
Investment advisory fees (Note 2)	1,038,032

Total Liabilities	1,646,301,123

NET ASSETS	$5,570,279,007

Net assets consist of:
Paid-in capital	$5,596,758,441
Undistributed net investment income	6,401,324
Accumulated net realized loss	(14,506,445)
Net unrealized depreciation	(18,374,313)

NET ASSETS	$5,570,279,007

Shares outstanding[a]	52,200,000

Net asset value per share	$106.71

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Operations

iSHARES® TRUST

Year ended February 28, 2014

	iShares Intermediate Government/Credit Bond ETF	iShares Government/ Credit Bond ETF	iShares Agency Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$22,937,073	$3,587,190	$5,489,373
Interest — affiliated (Note 2)	25,509	2,803	311
Securities lending income — affiliated (Note 2)	504,938	48,073	175,457

Total investment income	23,467,520	3,638,066	5,665,141

EXPENSES
Investment advisory fees (Note 2)	2,383,143	295,984	798,790

Total expenses	2,383,143	295,984	798,790

Net investment income	21,084,377	3,342,082	4,866,351

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(662,387)	(245,481)	(228,136)
In-kind redemptions — unaffiliated	5,226,330	3,933,766	(568,144)

Net realized gain (loss)	4,563,943	3,688,285	(796,280)

Net change in unrealized appreciation/depreciation	(22,261,059)	(8,334,072)	(5,234,486)

Net realized and unrealized loss	(17,697,116)	(4,645,787)	(6,030,766)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,387,261	$(1,303,705)	$(1,164,415)

See notes to financial statements.

70	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended February 28, 2014

iShares MBS ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$92,598,741
Interest — affiliated (Note 2)	1,728,295

Total investment income	94,327,036

EXPENSES
Investment advisory fees (Note 2)	14,447,791

Total expenses	14,447,791

Net investment income	79,879,245

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(15,647,150)

Net realized loss	(15,647,150)

Net change in unrealized appreciation/depreciation	(92,636,973)

Net realized and unrealized loss	(108,284,123)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(28,404,878)

See notes to financial statements.

FINANCIAL STATEMENTS	71

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Intermediate Government/Credit Bond ETF		iShares Government/ Credit Bond ETF
	Year ended February 28, 2014	Year ended February 28, 2013	Year ended February 28, 2014	Year ended February 28, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$21,084,377	$18,127,175	$3,342,082	$4,134,147
Net realized gain	4,563,943	381,758	3,688,285	100,043
Net change in unrealized appreciation/depreciation	(22,261,059)	4,685,879	(8,334,072)	770,925

Net increase (decrease) in net assets resulting from operations	3,387,261	23,194,812	(1,303,705)	5,005,115

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(20,821,180)	(17,978,258)	(3,419,469)	(4,072,643)

Total distributions to shareholders	(20,821,180)	(17,978,258)	(3,419,469)	(4,072,643)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	330,252,084	414,501,618	71,600,764	51,716,913
Cost of shares redeemed	(153,798,182)	(33,533,517)	(110,873,554)	—

Net increase (decrease) in net assets from capital share transactions	176,453,902	380,968,101	(39,272,790)	51,716,913

INCREASE (DECREASE) IN NET ASSETS	159,019,983	386,184,655	(43,995,964)	52,649,385

NET ASSETS
Beginning of year	1,111,510,757	725,326,102	189,337,696	136,688,311

End of year	$1,270,530,740	$1,111,510,757	$145,341,732	$189,337,696

Undistributed net investment income included in net assets at end of year	$1,833,320	$1,564,470	$279,297	$356,684

SHARES ISSUED AND REDEEMED
Shares sold	3,000,000	3,700,000	650,000	450,000
Shares redeemed	(1,400,000)	(300,000)	(1,000,000)	—

Net increase (decrease) in shares outstanding	1,600,000	3,400,000	(350,000)	450,000

See notes to financial statements.

72	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Agency Bond ETF		iShares MBS ETF
	Year ended February 28, 2014	Year ended February 28, 2013	Year ended February 28, 2014	Year ended February 28, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,866,351	$4,534,063	$79,879,245	$76,982,295
Net realized gain (loss)	(796,280)	3,876,019	(15,647,150)	3,059,170
Net change in unrealized appreciation/depreciation	(5,234,486)	(2,033,907)	(92,636,973)	11,847,220

Net increase (decrease) in net assets resulting from operations	(1,164,415)	6,376,175	(28,404,878)	91,888,685

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,805,905)	(4,608,649)	(75,792,309)	(82,762,809)
From net realized gain	—	—	—	(19,557,041)

Total distributions to shareholders	(4,805,905)	(4,608,649)	(75,792,309)	(102,319,850)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	88,774,407	209,859,682	1,635,370,259	2,244,594,991
Cost of shares redeemed	(127,570,698)	(147,353,275)	(2,270,900,131)	(519,413,111)

Net increase (decrease) in net assets from capital share transactions	(38,796,291)	62,506,407	(635,529,872)	1,725,181,880

INCREASE (DECREASE) IN NET ASSETS	(44,766,611)	64,273,933	(739,727,059)	1,714,750,715

NET ASSETS
Beginning of year	425,242,461	360,968,528	6,310,006,066	4,595,255,351

End of year	$380,475,850	$425,242,461	$5,570,279,007	$6,310,006,066

Undistributed net investment income included in net assets at end of year	$466,314	$405,198	$6,401,324	$1,899,650

SHARES ISSUED AND REDEEMED
Shares sold	800,000	1,850,000	15,300,000	20,700,000
Shares redeemed	(1,150,000)	(1,300,000)	(21,500,000)	(4,800,000)

Net increase (decrease) in shares outstanding	(350,000)	550,000	(6,200,000)	15,900,000

See notes to financial statements.

FINANCIAL STATEMENTS	73

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Intermediate Government/Credit Bond ETF
	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of year	$112.27	$111.59	$107.81	$106.48	$102.60

Income from investment operations:
Net investment income[a]	1.95	2.30	2.86	3.09	3.41
Net realized and unrealized gain (loss)[b]	(1.81)	0.72	3.81	1.31	3.91

Total from investment operations	0.14	3.02	6.67	4.40	7.32

Less distributions from:
Net investment income	(1.93)	(2.34)	(2.89)	(3.07)	(3.44)

Total distributions	(1.93)	(2.34)	(2.89)	(3.07)	(3.44)

Net asset value, end of year	$110.48	$112.27	$111.59	$107.81	$106.48

Total return	0.14%	2.73%	6.27%	4.21%	7.28%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,270,531	$1,111,511	$725,326	$517,474	$436,584
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.77%	2.05%	2.60%	2.86%	3.26%
Portfolio turnover rate[c]	30%	15%	21%	23%	80%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Government/Credit Bond ETF
	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of year	$114.75	$113.91	$107.56	$105.93	$101.10

Income from investment operations:
Net investment income[a]	2.53	2.83	3.40	3.42	3.65
Net realized and unrealized gain (loss)[b]	(2.89)	0.87	6.38	1.63	4.84

Total from investment operations	(0.36)	3.70	9.78	5.05	8.49

Less distributions from:
Net investment income	(2.59)	(2.86)	(3.43)	(3.42)	(3.66)

Total distributions	(2.59)	(2.86)	(3.43)	(3.42)	(3.66)

Net asset value, end of year	$111.80	$114.75	$113.91	$107.56	$105.93

Total return	(0.29)%	3.27%	9.24%	4.86%	8.54%

Ratios/Supplemental data:
Net assets, end of year (000s)	$145,342	$189,338	$136,688	$107,559	$158,892
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.26%	2.47%	3.06%	3.17%	3.52%
Portfolio turnover rate[c]	34%	14%	27%	23%	52%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Agency Bond ETF
	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of year	$113.40	$112.80	$109.49	$108.77	$107.00

Income from investment operations:
Net investment income[a]	1.36	1.32	1.79	2.00	2.14
Net realized and unrealized gain (loss)[b]	(1.52)	0.64	3.35	0.78	1.72

Total from investment operations	(0.16)	1.96	5.14	2.78	3.86

Less distributions from:
Net investment income	(1.34)	(1.36)	(1.83)	(2.06)	(2.01)
Net realized gain	—	—	—	—	(0.08)

Total distributions	(1.34)	(1.36)	(1.83)	(2.06)	(2.09)

Net asset value, end of year	$111.90	$113.40	$112.80	$109.49	$108.77

Total return	(0.12)%	1.75%	4.74%	2.61%	3.65%

Ratios/Supplemental data:
Net assets, end of year (000s)	$380,476	$425,242	$360,969	$405,125	$271,927
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.22%	1.16%	1.61%	1.82%	1.98%
Portfolio turnover rate[c]	106%	75%	74%	45%	46%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MBS ETF
	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of year	$108.05	$108.12	$105.31	$107.36	$104.65

Income from investment operations:
Net investment income (loss)[a]	1.46	1.46	2.41	0.83	(0.11)
Net realized and unrealized gain (loss)[b]	(1.41)	0.48	3.95	3.39	6.63

Total from investment operations	0.05	1.94	6.36	4.22	6.52

Less distributions from:
Net investment income	(1.39)	(1.63)	(3.55)	(1.55)	(3.76)
Net realized gain	—	(0.38)	—	(4.72)	(0.05)

Total distributions	(1.39)	(2.01)	(3.55)	(6.27)	(3.81)

Net asset value, end of year	$106.71	$108.05	$108.12	$105.31	$107.36

Total return	0.06%	1.80%	6.13%	3.96%	6.35%

Ratios/Supplemental data:
Net assets, end of year (000s)	$5,570,279	$6,310,006	$4,595,255	$2,337,954	$1,792,838
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income (loss) to average net assets	1.38%	1.35%	2.24%	0.77%	(0.11)%
Portfolio turnover rate[c],d	560%	581%	552%	1,128%	1,232%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[d]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Former Name[a]	Diversification Classification
Intermediate Government/Credit Bond	iShares Barclays Intermediate Government/Credit Bond Fund	Diversified
Government/Credit Bond	iShares Barclays Government/Credit Bond Fund	Diversified
Agency Bond	iShares Barclays Agency Bond Fund	Diversified
MBS	iShares Barclays MBS Bond Fund	Diversified

[a]	The Funds changed their names effective July 1, 2013.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Certain Funds invest in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

The Funds invest a significant portion of their assets in fixed-income securities. Changes in market interest rates or economic conditions, including the Federal Reserve Bank’s decision in December 2013 to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect

78	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Continued)

iSHARES® TRUST

assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Intermediate Government/Credit Bond
Assets:
Corporate Bonds & Notes	$—	$396,570,860	$—	$396,570,860
Foreign Agency Obligations	—	49,421,182	—	49,421,182
Foreign Government Obligations	—	17,686,233	—	17,686,233
Municipal Debt Obligations	—	821,463	—	821,463
U.S. Government & Agency Obligations	—	795,757,795	—	795,757,795
Money Market Funds	464,089,139	—	—	464,089,139

	$464,089,139	$1,260,257,533	$—	$1,724,346,672

Government/Credit Bond
Assets:
Corporate Bonds & Notes	$—	$49,886,795	$—	$49,886,795
Foreign Agency Obligations	—	5,266,041	—	5,266,041
Foreign Government Obligations	—	2,602,596	—	2,602,596
Municipal Debt Obligations	—	2,032,123	—	2,032,123
U.S. Government & Agency Obligations	—	83,797,067	—	83,797,067
Money Market Funds	35,176,863	—	—	35,176,863

	$35,176,863	$143,584,622	$—	$178,761,485

Agency Bond
Assets:
Foreign Government Obligations	$—	$10,014,540	$—	$10,014,540
U.S. Government Agency Obligations	—	358,592,754	—	358,592,754
Money Market Funds	76,785,912	—	—	76,785,912

	$76,785,912	$368,607,294	$—	$445,393,206

MBS
Assets:
U.S. Government Agency Obligations	$—	$5,547,603,213	$—	$5,547,603,213
Money Market Funds	1,599,643,701	—	—	1,599,643,701

	$1,599,643,701	$5,547,603,213	$—	$7,147,246,914

80	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

WHEN-ISSUED/TBA TRANSACTIONS

The iShares MBS ETF may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, the Fund has entered into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Such collateral is presented on the statement of assets and liabilities both as an asset (Cash collateral for TBA transactions) and a liability (Due to broker for TBA collateral).

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates.

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of February 28, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of February 28, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

As of February 28, 2014, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares ETF	Market Value of Securities on Loan
Intermediate Government/Credit Bond	$442,743,601
Government/Credit Bond	28,443,363
Agency Bond	62,759,985

As of February 28, 2014, the value of the related collateral as disclosed in the Funds’ schedules of investments, exceeded the market value of the securities on loan.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Intermediate Government/Credit Bond	0.20%
Government/Credit Bond	0.20
Agency Bond	0.20

82	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Effective July 1, 2013, for its investment advisory services to the iShares MBS ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.2500%	First $121 billion
0.2375[a]	Over $121 billion, up to and including $211 billion
0.2257[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 1, 2013, for its investment advisory services to the iShares MBS ETF, BFA was entitled to an annual investment advisory fee of 0.25% based on the Fund’s average daily net assets.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014, each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) each Fund retains 75% of securities lending income and (ii) the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, each Fund retained 65% of securities lending income and paid no collateral investment fees.

For the year ended February 28, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
Intermediate Government/Credit Bond	$259,442
Government/Credit Bond	24,836
Agency Bond	89,487

In addition, commencing the business day following the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 (or lesser amount as may be agreed to by the Funds and BTC) and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 80% of securities lending income and (ii) the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Continued)

iSHARES® TRUST

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the year ended February 28, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Year (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Year (000s)	Value at End of Year	Interest Income	Net Realized Gain (Loss)
Intermediate Government/Credit Bond
PNC Bank N.A.
1.30%, 10/03/16	—	250	—	250	$252,320	$1,309	$—
PNC Funding Corp.
3.30%, 03/08/22	500	200	—	700	701,964	18,745	—
5.25%, 11/15/15	135	—	—	135	144,428	4,690	—

					$1,098,712	$24,744	$—

Government/Credit Bond
PNC Funding Corp.
3.30%, 03/08/22	100	—	—	100	$100,281	$2,690	$—

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2014 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Intermediate Government/Credit Bond	$355,625,625	$321,314,335	$74,106,825	$29,222,433
Government/Credit Bond	46,214,103	46,631,735	10,000,159	3,568,166
Agency Bond	399,506,979	412,031,536	16,478,896	2,105,000
MBS	31,759,295,375	32,300,067,816	—	—

84	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended February 28, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Intermediate Government/Credit Bond	$256,406,610	$151,955,311
Government/Credit Bond	63,308,039	107,639,751
Agency Bond	73,963,639	121,069,869

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of February 28, 2014, attributable to amortization methods on fixed income securities and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Intermediate Government/Credit Bond	$5,064,419	$5,653	$(5,070,072)
Government/Credit Bond	3,895,967	—	(3,895,967)
Agency Bond	(587,056)	670	586,386
MBS	—	414,738	(414,738)

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Continued)

iSHARES® TRUST

The tax character of distributions paid during the years ended February 28, 2014 and February 28, 2013 was as follows:

iShares ETF	2014	2013
Intermediate Government/Credit Bond
Ordinary income	$20,821,180	$17,978,258

Government/Credit Bond
Ordinary income	$3,419,469	$4,072,643

Agency Bond
Ordinary income	$4,805,905	$4,608,649

MBS
Ordinary income	$75,792,309	$102,319,850

As of February 28, 2014, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income		Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Intermediate Government/Credit Bond	$1,833,320		$(497,877)	$17,938,106	$—	$19,273,549
Government/Credit Bond	279,297		(219,647)	2,417,239	(107,337)	2,369,552
Agency Bond	466,314		(243,428)	2,002,956	—	2,225,842
MBS	8,240,931	[c]	(14,501,601)	(20,218,764)	—	(26,479,434)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending February 28, 2015.
[c]	Amount includes short-term gains reclassified from unrealized to realized related to a change in the tax accounting treatment for to-be-announced (TBA) transactions effective February 28, 2010. As a result of the change in tax accounting, a portion of the amount reclassified was included in the Fund’s distributions for the year ended February 28, 2014.

As of February 28, 2014, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring[a]	Expiring 2017	Expiring 2018	Total
Intermediate Government/Credit Bond	$315,634	$163,724	$18,519	$497,877
Government/Credit Bond	156,538	—	63,109	219,647
Agency Bond	243,428	—	—	243,428
MBS	14,501,601	—	—	14,501,601

[a]	Must be utilized prior to losses subject to expiration.

86	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of February 28, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Intermediate Government/Credit Bond	$1,706,408,566	$22,999,072	$(5,060,966)	$17,938,106
Government/Credit Bond	176,344,246	3,311,735	(894,496)	2,417,239
Agency Bond	443,390,250	3,691,570	(1,688,614)	2,002,956
MBS	7,167,465,678	48,185,942	(68,404,706)	(20,218,764)
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	87

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Intermediate Government/Credit Bond ETF, iShares Government/Credit Bond ETF, iShares Agency Bond ETF and iShares MBS ETF (the “Funds”) at February 28, 2014, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2014 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 21, 2014

88	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

Under Section 871(k)(1)(C) of the Internal Revenue Code, the Funds hereby designate the following maximum amounts allowable as interest-related dividends for the fiscal year ended February 28, 2014:

iShares ETF	Interest- Related Dividends
Intermediate Government/Credit Bond	$14,505,765
Government/Credit Bond	1,994,261
Agency Bond	3,711,998
MBS	75,792,309

The Funds hereby designate the following amounts of distributions from direct Federal Obligation Interest for the fiscal year ended February 28, 2014:

iShares ETF	Federal Obligation Interest [a]
Intermediate Government/Credit Bond	$6,509,271
Government/Credit Bond	670,414
Agency Bond	1,193,250

[a]	The law varies in each state as to whether and what percentage of ordinary income dividends attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

TAX INFORMATION	89

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Intermediate Government/Credit Bond	$1.931513	$—	$—	$1.931513	100%	—%	—%	100%
Government/Credit Bond	2.592737	—	—	2.592737	100	—	—	100
Agency Bond	1.342563	—	—	1.342563	100	—	—	100

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years through the date of the most recent quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

90	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Intermediate Government/Credit Bond ETF

Period Covered: January 1, 2009 to December 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	3	0.24%
Greater than 2.0% and Less than 2.5%	3	0.24
Greater than 1.5% and Less than 2.0%	12	0.95
Greater than 1.0% and Less than 1.5%	25	1.99
Greater than 0.5% and Less than 1.0%	111	8.82
Between 0.5% and –0.5%	1,104	87.76

	1,258	100.00%

iShares Government/Credit Bond ETF

Period Covered: January 1, 2009 to December 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	2	0.16%
Greater than 2.5% and Less than 3.0%	1	0.08
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	13	1.03
Greater than 1.0% and Less than 1.5%	25	1.99
Greater than 0.5% and Less than 1.0%	179	14.23
Between 0.5% and –0.5%	987	78.45
Less than –0.5% and Greater than –1.0%	49	3.90
Less than –1.0% and Greater than –1.5%	1	0.08

	1,258	100.00%

iShares Agency Bond ETF

Period Covered: January 1, 2009 to December 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	1	0.08%
Greater than 1.0% and Less than 1.5%	1	0.08
Greater than 0.5% and Less than 1.0%	19	1.51
Between 0.5% and –0.5%	1,233	98.01
Less than –0.5% and Greater than –1.0%	3	0.24
Less than –1.0%	1	0.08

	1,258	100.00%

SUPPLEMENTAL INFORMATION	91

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Shares MBS ETF

Period Covered: January 1, 2009 to December 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	1	0.08%
Greater than 1.0% and Less than 1.5%	2	0.16
Greater than 0.5% and Less than 1.0%	7	0.56
Between 0.5% and –0.5%	1,247	99.12
Less than –0.5%	1	0.08

	1,258	100.00%

92	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons of the Trust (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped ETF, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 309 Funds (as of February 28, 2014) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman and Warren Collier, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman and Mr. Collier is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (57)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (43)	Trustee (since 2013)	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Director of iShares MSCI Russia Capped ETF, Inc. (since 2013);Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	93

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (58)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped ETF, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (64)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public broadcasting/media company (since 2011).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (70)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (58)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

94	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held

John E. Martinez (52)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (74)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (49)	Trustee (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor ofLaw (by courtesy), Stanford LawSchool (since 2005); Visiting Professor, University of Chicago (2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped ETF, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011) ; Director, Cavium, Inc. (since 2013).

TRUSTEE AND OFFICER INFORMATION	95

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Manish Mehta (43)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (54)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Edward B. Baer (45)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (61)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel at Kirkpatrick & Lockhart LLP (2001-2005).

Warren Collier (48)	Executive Vice President (since 2013).	Managing Director, BlackRock (since 2009); Chief Operating Officer, BlackRock Latin America and Iberia (2009-2012); Chief Operating Officer, BGINA and BGI Canada Limited (2007-2009).

Scott Radell (45)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (51)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (50)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

96	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	97

Notes:

98	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-25-0214

FEBRUARY 28, 2014

2014 ANNUAL REPORT

iShares Trust

➢	iShares California AMT-Free Muni Bond ETF | CMF | NYSE Arca
➢	iShares National AMT-Free Muni Bond ETF | MUB | NYSE Arca
➢	iShares Short-Term National AMT-Free Muni Bond ETF | SUB | NYSE Arca
➢	iShares New York AMT-Free Muni Bond ETF | NYF | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

MUNICIPAL BOND MARKET PERFORMANCE OVERVIEW

Municipal bond markets delivered mixed performance that was generally consistent with U.S. Treasury market returns for the 12-month period ended February 28, 2014 (the “reporting period”). Short-term municipal bonds achieved modestly positive results. Municipal bonds with longer maturities, however, declined or delivered only slightly positive returns for the reporting period. The main drivers of performance during the reporting period were the U.S. Federal Reserve Bank (the “Fed”) monetary policies and concerns regarding the fiscal soundness of state and local governments.

The reporting period began when U.S. interest rates were at a historical low. The Fed had responded to slow U.S. economic data by pledging to keep its key short-term interest rate near zero, and by expanding its third quantitative easing program (“QE3”) of monthly bond purchases, increasing demand for bonds and lowering interest rates.

In May 2013, the Fed indicated that it might begin scaling back, or tapering, its bond-purchasing program if the U.S. economy and labor market showed further signs of improvement. Specifically, the Fed indicated that it might decrease its monthly purchases from $85 billion to $65 billion during the September 2013 policy meeting, and might terminate the bond-buying program by mid-2014. This comment caused a rapid deterioration in sentiment among bond market participants, sending bond prices down and interest rates up.

At its September 2013 meeting, the Fed surprised markets by announcing that it would not taper its bond-buying program. Markets reacted favorably, and yields eased for the remainder of 2013. In the final months of the reporting period, bond market participants were reassured when new Fed chairwoman Janet Yellen reiterated the Fed’s plan to take “measured steps” in tapering its bond buying program, and to keep interest rates low in an effort to promote economic growth.

Municipal markets were negatively affected when the city of Detroit filed the largest municipal bankruptcy in U.S. history and a debt crisis developed in Puerto Rico. The amount of municipal bonds held by households declined to $1.6 trillion, its lowest level since the first quarter of 2006. Rising yields on municipal bonds slowed refinancing and quelled state and local governments’ desire to incur additional debt at the higher yield levels. As a result, supply shrank: outstanding municipal debt dipped to $3.69 trillion in the third quarter of 2013, its lowest level since the end of 2009. The $35.3 billion decline versus the second quarter of 2013 was the largest on record since 1950, when the Fed began tracking the data on a quarterly basis. In February 2014, sales of new municipal bonds reached the lowest level in 14 years.

For the reporting period, longer-term municipal bonds widely underperformed short-term municipal bonds as yields rose during the reporting period. California municipal bonds generally outperformed the broader municipal bond market as some ratings agencies upgraded the state’s credit rating, citing fiscal management improvement in recent years, as well as Governor Brown’s 2015 budget recommendations as key drivers of the upgrades. Although New York municipal bonds as a group declined modestly, they outperformed the broader municipal bond market. The state continued to make progress toward a balanced budget.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

Performance as of February 28, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.67%	0.37%	0.71%	0.67%	0.37%	0.71%
5 Years	5.79%	5.67%	6.15%	32.53%	31.72%	34.74%
Since Inception	5.05%	5.07%	5.03%	37.12%	37.23%	36.93%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 10/4/07. The first day of secondary market trading was 10/5/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,071.30	$1.28	$1,000.00	$1,023.60	$1.25	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

6	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

The iShares California AMT-Free Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade municipal bonds issued in the State of California, as represented by the S&P California AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2014, the total return for the Fund was 0.67%, net of fees, while the total return for the Index was 0.71%.

BOND CREDIT QUALITY

As of 2/28/14

S&P Credit Rating	Percentage of Total Investments*

AAA	5.49%
AA+	8.66
AA	19.23
AA-	29.81
A+	4.72
A	26.55
A-	4.41
BBB+	0.13
BBB-	0.43
Not Rated	0.57

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/28/14

Security	Percentage of Total Investments*

State of California GO, 5.00%, 10/01/41	1.52%
State of California GO, 5.50%, 11/01/39	0.97
State of California GO, 5.25%, 03/01/38	0.93
State of California GO, 5.00%, 07/01/22	0.90
California State Department of Water Resources RB Electric Power & Light Revenues, 5.00%, 05/01/19	0.89

TOTAL	5.21%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

Performance as of February 28, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(1.02)%	(1.32)%	(1.16)%	(1.02)%	(1.32)%	(1.16)%
5 Years	4.98%	4.87%	5.40%	27.51%	26.87%	30.07%
Since Inception	4.45%	4.44%	4.52%	32.59%	32.52%	33.21%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/7/07. The first day of secondary market trading was 9/10/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,058.20	$1.28	$1,000.00	$1,023.60	$1.25	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

8	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

The iShares National AMT-Free Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds, as represented by the S&P National AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2014, the total return for the Fund was -1.02%, net of fees, while the total return for the Index was -1.16%.

BOND CREDIT QUALITY As of 2/28/14

S&P Credit Rating	Percentage of Total Investments*

AAA	18.96%
AA+	15.21
AA	17.81
AA-	17.06
A+	10.18
A	13.55
A-	4.32
BBB+	0.34
BBB	0.16
BBB-	0.25
Not Rated	2.16

TOTAL	100.00%

TEN LARGEST STATE ALLOCATIONS As of 2/28/14

State	Percentage of Total Investments*

California	23.21%
New York	20.73
Texas	8.56
New Jersey	5.42
Illinois	5.27
Massachusetts	5.03
Florida	4.01
Pennsylvania	3.36
Washington	2.76
Georgia	1.94

TOTAL	80.29%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

Performance as of February 28, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.88%	0.59%	1.08%	0.88%	0.59%	1.08%
5 Years	1.84%	1.72%	2.21%	9.54%	8.90%	11.53%
Since Inception	2.30%	2.28%	2.60%	12.83%	12.73%	14.61%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 11/5/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,012.70	$1.25	$1,000.00	$1,023.60	$1.25	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

10	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

The iShares Short-Term National AMT-Free Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds with remaining maturities between one month and five years, as represented by the S&P Short Term National AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2014, the total return for the Fund was 0.88%, net of fees, while the total return for the Index was 1.08%.

BOND CREDIT QUALITY As of 2/28/14

S&P Credit Rating	Percentage of Total Investments*

AAA	23.80%
AA+	19.19
AA	24.67
AA-	15.21
A+	5.24
A	8.15
A-	2.11
BBB+	0.18
Not Rated	1.45

TOTAL	100.00%

TEN LARGEST STATE ALLOCATIONS As of 2/28/14

State	Percentage of Total Investments*

California	17.34%
New York	16.33
Massachusetts	9.97
New Jersey	6.95
Texas	6.20
Illinois	4.98
Pennsylvania	3.96
Maryland	3.87
North Carolina	3.09
Washington	3.09

TOTAL	75.78%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

Performance as of February 28, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.53)%	(1.20)%	(0.23)%	(0.53)%	(1.20)%	(0.23)%
5 Years	5.08%	4.66%	5.46%	28.13%	25.55%	30.43%
Since Inception	4.47%	4.43%	4.69%	32.36%	31.99%	34.14%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 10/4/07. The first day of secondary market trading was 10/5/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,058.10	$1.28	$1,000.00	$1,023.60	$1.25	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

12	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

The iShares New York AMT-Free Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade municipal bonds issued in the State of New York, as represented by the S&P New York AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2014, the total return for the Fund was -0.53%, net of fees, while the total return for the Index was -0.23%.

BOND CREDIT QUALITY

As of 2/28/14

S&P Credit Rating	Percentage of Total Investments*

AAA	27.09%
AA+	12.15
AA	16.29
AA-	22.16
A+	6.99
A	6.76
A-	3.03
BBB	0.77
BBB-	0.73
Not Rated	4.03

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/28/14

Security	Percentage of Total Investments*

Hudson Yards Infrastructure Corp. RB Miscellaneous Revenue, 5.00%, 02/15/47	1.81%
Metropolitan Transportation Authority RB Fuel Sales Tax Revenue, 4.75%, 04/01/28	1.78
New York City Municipal Water Finance Authority RB Water Revenue, 5.00%, 06/15/39	1.44
New York City Municipal Water Finance Authority RB Water Revenue, 5.00%, 06/15/45	1.42
Metropolitan Transportation Authority RB Transit Revenue, 5.00%, 11/15/30	1.38

TOTAL	7.83%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2013 and held through February 28, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 97.35%

CALIFORNIA — 97.35%
Alameda Corridor Transportation Authority RB Transit Revenue
Series A
0.00%, 10/01/14	(AMBAC)	$250	$249,078
0.00%, 10/01/17	(AMBAC)	70	65,484
Alameda County Joint Powers Authority RB Lease Abatement
5.00%, 12/01/34	(Call 12/01/17) (AGM)	250	269,905
Alameda County Transportation Authority RB Sales Tax Revenue
4.00%, 03/01/22		500	571,370
Anaheim Public Financing Authority RB Electric Power & Light Revenues
4.50%, 10/01/37	(Call 04/01/17) (NPFGC)	625	629,100
Bay Area Governments Association RB Transit Revenue
5.00%, 08/01/17	(Call 08/01/14) (NPFGC-FGIC)	780	793,915
Bay Area Toll Authority RB Highway Revenue Tolls
4.00%, 04/01/18		500	567,745
5.13%, 04/01/47	(Call 04/01/18)	225	236,984
Series C-2
1.45%, 04/01/45	(Call 02/01/17)	250	254,565
Series F
5.00%, 04/01/24	(PR 04/01/16)	635	697,395
5.00%, 04/01/31	(PR 04/01/16)	805	884,099
5.00%, 04/01/31	(PR 04/01/17)	680	773,650
Series F-1
5.00%, 04/01/17		250	285,425
5.00%, 04/01/27	(Call 04/01/22)	440	502,801
5.00%, 04/01/28	(Call 04/01/19)	575	653,193
5.00%, 04/01/31	(Call 04/01/22)	600	666,048
5.00%, 04/01/39	(Call 04/01/18)	1,150	1,239,516
5.50%, 04/01/43	(Call 04/01/18)	1,100	1,183,589
Series S-2
5.00%, 10/01/42	(Call 10/01/20)	695	723,043
Series S-4
5.00%, 04/01/32	(Call 04/01/23)	500	542,140

Security		Principal (000s)	Value

5.00%, 04/01/43	(Call 04/01/23)	$1,250	$1,315,225
5.25%, 04/01/48	(Call 04/01/23)	250	264,703
5.25%, 04/01/53	(Call 04/01/23)	1,000	1,046,180
Bay Area Water Supply & Conservation Agency RB Water Revenue
Series A
5.00%, 10/01/34	(Call 04/01/23)	350	384,846
California Educational Facilities Authority RB College & University Revenue
Series U-3
5.00%, 06/01/43		1,000	1,216,810
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.00%, 07/01/23	(ETM) (AGM)	250	304,690
5.00%, 07/01/33	(PR 01/01/28) (AMBAC)	875	1,066,450
5.00%, 07/01/36	(PR 01/01/28) (AMBAC)	525	639,870
California State Department of Transportation RB Federal Grant Revenue
Series A
5.00%, 02/01/15	(NPFGC-FGIC)	270	282,147
California State Department of Water Resources RB Electric Power & Light Revenues
Series H
5.00%, 05/01/21	(Call 05/01/18) (AGM)	500	582,985
5.00%, 05/01/22	(Call 05/01/18) (AGM)	1,150	1,340,865
Series K
4.00%, 05/01/18		320	363,898
5.00%, 05/01/18		1,440	1,695,427
Series L
4.00%, 05/01/15		375	392,047
5.00%, 05/01/14		1,500	1,512,840
5.00%, 05/01/16		130	143,485
5.00%, 05/01/17		1,000	1,144,300
5.00%, 05/01/18		285	335,553

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

5.00%, 05/01/19		$1,800	$2,160,594
5.00%, 05/01/20		190	229,412
5.00%, 05/01/21	(Call 05/01/20)	500	596,890
5.00%, 05/01/22	(Call 05/01/20)	1,400	1,648,458
Series M
4.00%, 05/01/15		275	287,502
4.00%, 05/01/16		1,250	1,353,125
5.00%, 05/01/14		250	252,140
5.00%, 05/01/15		250	264,240
Series N
5.00%, 05/01/15		500	528,480
5.00%, 05/01/20		1,780	2,149,225
5.00%, 05/01/21		150	183,498
California State Department of Water Resources RB Water Revenue
Series AE
5.00%, 12/01/25	(Call 06/01/18)	500	573,505
5.00%, 12/01/26	(Call 06/01/18)	500	571,725
Series AG
5.00%, 12/01/26	(Call 12/01/19)	250	290,300
5.00%, 12/01/29	(Call 12/01/19)	320	368,077
California State Public Works Board RB Lease Abatement
6.00%, 11/01/34	(Call 11/01/19)	360	414,497
Series A
5.00%, 12/01/19	(AMBAC)	270	301,007
5.00%, 04/01/20		350	415,513
5.00%, 04/01/24	(Call 04/01/22)	500	572,230
5.00%, 12/01/27	(Call 03/31/14) (AMBAC)	1,430	1,434,533
5.00%, 04/01/32	(Call 04/01/22)	405	432,459
5.00%, 04/01/34	(Call 04/01/22)	510	538,086
5.00%, 04/01/37	(Call 04/01/22)	500	522,990
5.00%, 03/01/38	(Call 03/01/23)	610	639,750
Series C
4.00%, 10/01/20		270	304,563
Series G
5.00%, 11/01/37	(Call 11/01/22)	450	471,915
Series G-1
5.00%, 10/01/21	(Call 10/01/19)	100	116,731
5.13%, 10/01/22	(Call 10/01/19)	250	288,555
5.25%, 10/01/23	(Call 10/01/19)	105	120,317
Series I
5.00%, 11/01/38	(Call 11/01/23)	1,000	1,051,630

Security		Principal (000s)	Value

Series I-1
6.13%, 11/01/29	(Call 11/01/19)	$225	$266,540
Series J
5.00%, 01/01/21	(Call 01/01/16)	395	425,340
California State Public Works Board RB Lease Revenue
Series A
5.13%, 06/01/29	(PR 06/01/14)	250	253,208
5.25%, 06/01/30	(Call 06/01/15)	250	259,995
Series D
5.00%, 12/01/31	(Call 12/01/21)	1,000	1,075,050
Series E
5.00%, 04/01/34	(PR 04/01/19)	350	418,950
Series G
5.00%, 12/01/31	(PR 12/01/21)	500	611,195
California State University Trustees RB College & University Revenue
Series A
4.00%, 11/01/28	(Call 11/01/22)	180	186,289
5.00%, 11/01/24	(Call 11/01/21)	750	869,280
5.00%, 11/01/30	(Call 05/01/15) (AMBAC)	535	557,219
5.00%, 11/01/33	(Call 05/01/18) (AGM)	985	1,081,382
5.00%, 11/01/39	(Call 05/01/18) (AGM)	855	922,374
5.25%, 11/01/34	(Call 05/01/19)	250	279,865
Series C
5.00%, 11/01/38	(Call 11/01/15) (NPFGC)	400	422,320
Chabot-Las Positas Community College District GO
5.00%, 08/01/31	(Call 08/01/23)	300	330,285
Series B
0.00%, 08/01/26	(Call 08/01/16) (AMBAC)	250	148,780
5.00%, 08/01/29	(Call 08/01/16) (AMBAC)	130	142,849
5.00%, 08/01/31	(Call 08/01/16) (AMBAC)	280	307,675
Series C
0.00%, 08/01/34	(Call 08/01/16) (AMBAC)	500	170,410
0.00%, 08/01/36	(Call 08/01/16) (AMBAC)	645	194,842

16	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

0.00%, 08/01/37	(Call 08/01/16) (AMBAC)	$1,000	$285,070
Chino Basin Regional Financing Authority RB Water Revenue
Series A
5.00%, 11/01/33	(Call 11/01/17) (AMBAC)	280	303,106
5.00%, 11/01/38	(Call 11/01/17) (AMBAC)	250	265,410
City & County of San Francisco COP Lease Abatement
Series A
5.00%, 04/01/29	(Call 04/01/19)	400	449,336
City & County of San Francisco GO
Series R1
5.00%, 06/15/20		200	242,004
5.00%, 06/15/21		150	182,177
City of Los Angeles GO
Series B
5.00%, 09/01/19		350	422,327
City of Los Angeles RB Wastewater System Revenue
Series A
4.75%, 06/01/35	(PR 06/01/15) (NPFGC)	705	745,692
4.75%, 06/01/35	(Call 06/01/15) (NPFGC)	170	176,239
5.00%, 06/01/16		200	221,396
5.00%, 06/01/20		250	301,940
5.00%, 06/01/34	(PR 06/01/15) (NPFGC)	1,000	1,060,860
5.00%, 06/01/43	(Call 06/01/23)	500	539,145
Series B
5.00%, 06/01/22		250	304,562
5.00%, 06/01/30	(Call 06/01/22)	170	189,693
5.00%, 06/01/32	(Call 06/01/22)	500	552,605
City of Sacramento RB Water Revenue
5.00%, 09/01/42	(Call 09/01/23)	380	403,628
City of San Jose RB Port Airport & Marina Revenue
Series B
5.00%, 03/01/37	(Call 03/01/17) (AMBAC)	240	243,341

Security		Principal (000s)	Value

Series D
5.00%, 03/01/28	(Call 03/17/14) (NPFGC)	$200	$200,664
City of Vernon RB Electric Power & Light Revenues
Series A
5.13%, 08/01/21	(Call 08/01/19)	500	551,285
City of Vista COP Lease Abatement
5.00%, 05/01/37	(Call 05/01/17) (NPFGC)	285	292,037
Coast Community College District GO
Series A
4.00%, 08/01/38	(Call 08/01/23)	500	487,040
5.00%, 08/01/38	(Call 08/01/23)	250	269,260
Contra Costa Community College District GO
5.00%, 08/01/38	(Call 08/01/23)	500	542,195
County of Sacramento RB Port Airport & Marina Revenue
5.00%, 07/01/40	(Call 07/01/20)	250	256,678
Series C
6.00%, 07/01/41	(Call 07/01/18)	500	566,715
Cucamonga Valley Water District RB Water Revenue
Series A
5.38%, 09/01/35	(Call 09/01/21) (AGM)	250	286,323
Desert Community College District GO
Series C
0.00%, 08/01/46	(Call 08/01/17) (AGM)	1,000	163,690
5.00%, 08/01/37	(Call 08/01/17) (AGM)	500	541,265
East Bay Municipal Utility District RB Water Revenue
Series A
5.00%, 06/01/35	(Call 06/01/15) (NPFGC)	1,200	1,255,620
5.00%, 06/01/37	(Call 06/01/17) (NPFGC-FGIC)	1,080	1,165,450
Series B
5.00%, 06/01/17		100	114,869

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

Eastern Municipal Water District COP Water Revenue
Series H
5.00%, 07/01/24	(Call 07/01/18)	$190	$216,041
5.00%, 07/01/33	(Call 07/01/18)	330	361,937
5.00%, 07/01/35	(Call 07/01/18)	580	633,743
El Camino Community College District GO
Series C
0.00%, 08/01/32		700	288,456
0.00%, 08/01/34		500	183,805
El Dorado Irrigation District RB Water
Series A
5.00%, 03/01/34	(Call 03/01/24) (AGM)	250	267,895
Escondido Union High School District GO
Series C
0.00%, 08/01/46		350	63,382
0.00%, 08/01/51		1,155	154,008
Foothill-De Anza Community College District GO
Series A
4.50%, 08/01/31	(Call 08/01/17) (AMBAC)	600	618,318
Series C
5.00%, 08/01/36	(Call 08/01/21)	250	269,410
5.00%, 08/01/40	(Call 08/01/21)	190	203,230
Foothill-Eastern Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/01/30	(ETM) (RADIAN-IBCC, AGM-CR)	70	40,025
Series A
0.00%, 01/01/19	(ETM)	565	533,456
0.00%, 01/01/20	(ETM)	1,100	1,005,708
0.00%, 01/01/23	(ETM)	225	179,683
0.00%, 01/01/25	(ETM) (AMBAC)	880	646,114
0.00%, 01/01/26	(ETM)	540	376,893
0.00%, 01/01/28	(ETM)	440	278,942

Security		Principal (000s)	Value

Fresno Unified School District GO
Series G
0.00%, 08/01/41	(Call 08/01/21)	$500	$83,740
Grossmont Union High School District GO
5.00%, 08/01/33	(Call 08/01/18)	430	454,050
Imperial Irrigation District RB Electric Power & Light Revenues
5.00%, 11/01/33	(Call 11/01/18)	685	731,210
Long Beach Community College District GO
0.00%, 08/01/49	(Call 08/01/42)	250	83,703
5.00%, 08/01/39	(Call 08/01/22)	500	533,975
Los Angeles Community College District GO
Series A
5.00%, 08/01/20	(Call 08/01/15) (AGM)	425	453,088
5.00%, 08/01/27	(Call 08/01/17) (NPFGC-FGIC)	375	418,717
5.00%, 08/01/32	(Call 08/01/17) (NPFGC-FGIC)	1,900	2,077,574
Series E-1
5.00%, 08/01/33	(Call 08/01/18)	250	274,270
Series F-1
5.00%, 08/01/33	(Call 08/01/18)	400	438,832
Los Angeles Convention & Exhibition Center Authority RB Lease Abatement
Series A
5.00%, 08/15/20	(Call 08/15/18)	120	138,697
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
5.00%, 07/01/20		1,000	1,211,990
Series A
5.00%, 07/01/17		300	345,978
5.00%, 07/01/22	(Call 07/01/18) (AGM)	200	229,268
5.00%, 07/01/35	(Call 07/01/15) (AMBAC)	600	628,566
Series B
5.00%, 07/01/14		210	213,499
5.00%, 07/01/18		210	248,548

18	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

Los Angeles County Metropolitan Transportation Authority RB Transit Revenue
Series A
5.00%, 07/01/18		$35	$41,015
Los Angeles County Public Works Financing Authority RB Lease Abatement
4.00%, 08/01/37	(Call 08/01/22)	170	156,021
5.00%, 08/01/42	(Call 08/01/22)	500	519,130
Los Angeles County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 10/01/34	(Call 10/01/15) (NPFGC-FGIC)	500	525,570
Series A
5.00%, 10/01/20		450	545,265
Los Angeles Department of Airports RB Port Airport & Marina Revenue
Series A
5.00%, 05/15/27	(Call 05/15/20)	245	279,942
5.00%, 05/15/32	(Call 05/15/20)	1,385	1,508,334
5.00%, 05/15/40	(Call 05/15/20)	1,920	2,024,602
Series B
5.00%, 05/15/35	(Call 05/15/22)	500	538,310
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
5.00%, 07/01/14		400	406,664
5.00%, 07/01/18		300	356,058
5.00%, 07/01/19		360	435,758
5.00%, 07/01/22	(Call 07/01/21)	500	597,430
5.00%, 07/01/27	(Call 01/01/23)	875	1,005,602
Series A-1
5.00%, 07/01/15	(AGM)	535	570,438
5.00%, 07/01/35	(Call 07/01/15) (AGM)	640	671,174
5.00%, 07/01/37	(Call 07/01/17) (AMBAC)	1,650	1,785,861
5.25%, 07/01/38	(Call 07/01/18)	1,200	1,339,140
Series B
5.00%, 07/01/30	(Call 07/01/23)	500	563,975
5.00%, 07/01/43	(Call 07/01/22)	1,340	1,432,219

Security		Principal (000s)	Value

Series C
5.00%, 01/01/16	(Call 10/01/15)	$300	$323,172
Los Angeles Department of Water & Power RB Water Revenue
Series A
5.00%, 07/01/41	(Call 01/01/21)	250	265,590
5.00%, 07/01/43	(Call 07/01/22)	1,250	1,340,600
Series A-2
5.00%, 07/01/35	(Call 07/01/16) (AMBAC)	850	911,676
5.00%, 07/01/44	(Call 07/01/17)	350	375,151
Series B
5.00%, 07/01/33	(Call 07/01/23)	500	556,350
Los Angeles Municipal Improvement Corp. RB Lease Abatement
Series A
5.00%, 09/01/23	(Call 09/01/18)	30	32,539
5.00%, 09/01/25	(Call 09/01/18)	500	534,685
Los Angeles Unified School District GO
Series A-1
4.50%, 07/01/22	(Call 07/01/17) (AGM)	500	554,525
4.50%, 07/01/24	(Call 07/01/17) (AGM)	815	903,199
4.50%, 07/01/25	(Call 07/01/17) (NPFGC)	760	835,483
4.50%, 01/01/28	(Call 07/01/17) (AGC-ICC, NPFGC)	100	107,700
4.50%, 01/01/28	(Call 07/01/17) (NPFGC)	1,675	1,803,975
5.00%, 07/01/20	(Call 07/01/15) (FGIC)	615	654,790
5.00%, 07/01/21	(Call 07/01/15) (FGIC)	360	383,191
5.50%, 07/01/18	(FGIC)	250	300,750
Series A-2
5.00%, 07/01/21		500	606,715
Series B
4.75%, 07/01/19	(Call 07/01/16) (AGM)	270	296,220
4.75%, 07/01/20	(Call 07/01/16) (FGIC)	265	290,575

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

5.00%, 07/01/21	(Call 07/01/17) (AMBAC)	$350	$396,721
5.00%, 07/01/23	(Call 07/01/16) (FGIC)	500	549,860
Series C
5.00%, 07/01/32	(Call 07/01/17) (AGM)	300	327,471
Series D
5.00%, 01/01/34	(Call 07/01/19)	300	326,982
Series E
4.75%, 07/01/32	(Call 07/01/17) (AGM)	500	530,285
Series F
5.00%, 01/01/34	(Call 07/01/19)	330	360,607
Series I
5.00%, 07/01/27	(Call 07/01/19)	300	343,251
5.00%, 01/01/34	(Call 07/01/19)	105	114,739
Series KRY
5.00%, 07/01/18		250	295,417
Series KY
5.00%, 07/01/16		125	138,854
Mendocino-Lake Community College District GO
Series B
0.00%, 08/01/51	(AGM)	250	31,285
Merced Union High School District GO
Series C
0.00%, 08/01/46	(Call 08/01/21)	1,000	120,600
Metropolitan Water District of Southern California RB Water Revenue
5.75%, 08/10/18		500	574,765
Series A
5.00%, 07/01/20		350	424,907
5.00%, 10/01/29	(Call 04/01/22)	200	228,544
5.00%, 01/01/34	(Call 01/01/19)	100	110,549
5.00%, 07/01/35	(Call 07/01/15) (AGM)	700	735,343
Series B
5.00%, 07/01/21	(Call 07/01/18)	225	260,024
Series C
5.00%, 10/01/27		250	306,407
Mount Diablo Unified School District GO
Series A
0.00%, 08/01/35	(Call 08/01/25) (AGM)	400	270,784

Security		Principal (000s)	Value

Series E
5.00%, 06/01/37	(Call 08/01/22)	$250	$268,095
Mount San Antonio Community College District GO
0.00%, 08/01/28	(Call 02/01/28)	1,000	716,780
Newport Mesa Unified School District GO
0.00%, 08/01/36		500	172,590
0.00%, 08/01/38		500	155,850
Orange County Public Financing Authority RB Lease Abatement
5.00%, 07/01/16	(NPFGC)	300	331,908
Orange County RB Port Airport & Marina Revenue
Series B
5.00%, 07/01/28	(Call 07/01/19)	125	141,165
Orange County Sanitation District COP Sewer Revenue
Series A
5.00%, 02/01/39	(Call 02/01/19)	500	543,525
Orange County Water District COP Lease Non-Terminable
5.00%, 08/15/39	(Call 08/15/19)	885	957,287
Palomar Pomerado Health GO
Series A
0.00%, 08/01/31	(AGM)	500	210,035
Peralta Community College District GO
Series C
5.00%, 08/01/39	(Call 08/01/19)	145	153,861
Placentia-Yorba Linda Unified School District GO
Series D
0.00%, 08/01/40		500	125,850
Pomona Public Financing Authority RB Water Revenue
Series AY
5.00%, 05/01/47	(Call 05/01/17) (AMBAC)	125	128,070
Poway Unified School District GO
0.00%, 08/01/35		500	171,040
0.00%, 08/01/38		755	215,990
0.00%, 08/01/46		2,750	499,180

20	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

Rio Hondo Community College District GO
0.00%, 08/01/42	(Call 08/01/34)	$500	$322,155
Riverside County Transportation Commission RB Highway Revenue Tolls
Series A
5.25%, 06/01/39	(Call 06/01/23)	500	556,525
5.75%, 06/01/48	(Call 06/01/23)	1,000	1,033,820
Sacramento Area Flood Control Agency RB Special Assessment
5.63%, 10/01/37	(Call 10/01/18) (BHAC)	380	413,797
Sacramento City Financing Authority RB Lease Abatement
5.25%, 12/01/30	(AMBAC)	550	611,209
Sacramento County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 12/01/35	(PR 12/01/14) (AMBAC)	1,400	1,451,674
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series A
5.00%, 08/15/41	(Call 08/15/23)	500	533,380
Series K
5.25%, 07/01/24	(AMBAC)	250	293,760
Series U
5.00%, 08/15/16	(AGM)	200	222,484
5.00%, 08/15/17	(AGM)	300	344,298
5.00%, 08/15/22	(Call 08/15/18) (AGM)	1,215	1,385,076
Series X
5.00%, 08/15/20		200	241,506
San Bernardino Community College District GO
Series A
6.25%, 08/01/33	(PR 08/01/18)	300	370,470
Series C
5.00%, 08/01/31	(Call 08/01/16) (AGM)	45	48,183
San Diego Community College District GO
5.00%, 05/01/30	(PR 05/01/15) (AGM)	1,000	1,056,870

Security		Principal (000s)	Value

5.00%, 08/01/30	(Call 08/01/23)	$250	$283,530
5.00%, 08/01/30	(Call 08/01/17) (AGM)	550	606,463
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/34	(Call 07/01/20)	315	327,641
5.00%, 07/01/40	(Call 07/01/20)	475	489,003
5.00%, 07/01/43	(Call 07/01/23)	255	265,016
San Diego County Regional Transportation Commission RB Sales Tax Revenue
Series A
5.00%, 04/01/48	(Call 04/01/22)	500	536,310
San Diego County Water Authority COP Water Revenue
Series 2008
5.00%, 05/01/33	(Call 05/01/18) (AGM)	800	874,784
5.00%, 05/01/38	(Call 05/01/18) (AGM)	490	528,112
San Diego County Water Authority RB Water Revenue
5.00%, 05/01/34	(Call 11/01/22)	500	550,955
San Diego Public Facilities Financing Authority RB Sewer Revenue
Series A
5.25%, 05/15/24	(Call 05/15/20)	250	293,370
5.25%, 05/15/25	(Call 05/15/20)	250	292,423
5.25%, 05/15/39	(Call 05/15/19)	500	560,040
Series B
5.00%, 05/15/14		1,200	1,212,516
5.00%, 05/15/22	(Call 05/15/19)	230	260,652
San Diego Public Facilities Financing Authority RB Water Revenue
Series B
5.50%, 08/01/39	(Call 08/01/19)	1,000	1,136,390
San Diego Regional Building Authority RB Lease Abatement
5.38%, 02/01/36	(Call 02/01/19)	400	448,452
San Diego Unified School District GO
0.00%, 07/01/30		200	96,804
0.00%, 07/01/35		300	104,565

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

0.00%, 07/01/38		$500	$145,710
0.00%, 07/01/45		1,520	291,430
Series C
0.00%, 07/01/46		500	91,805
0.00%, 07/01/48	(Call 07/01/40)	250	110,925
5.00%, 07/01/35	(Call 07/01/23)	150	162,930
Series E
0.00%, 07/01/32		500	204,655
0.00%, 07/01/42		325	126,523
0.00%, 07/01/47	(Call 07/01/42)	500	192,905
Series F-1
4.50%, 07/01/29	(Call 07/01/16) (AGM)	1,125	1,160,257
Series R-1
0.00%, 07/01/31		1,535	673,190
San Dieguito Union High School District GO
Series A-2
4.00%, 08/01/38	(Call 08/01/23)	250	243,520
San Francisco Bay Area Rapid Transit District GO
Series B
4.75%, 08/01/37	(Call 08/01/17)	100	105,082
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue
Series A
5.00%, 07/01/36	(Call 07/01/22)	500	543,270
San Francisco City & County Airports Commission RB Port Airport & Marina Revenue Issue 32F, Second Series
5.25%, 05/01/19	(NPFGC-FGIC)	495	595,668
Second Series
5.00%, 05/01/26	(Call 05/01/22)	185	208,878
5.25%, 05/01/17	(NPFGC-FGIC)	115	132,278
Series A
4.90%, 05/01/29	(Call 11/01/19)	875	975,949
Series B
5.00%, 05/01/43	(Call 05/01/23)	250	260,058
Series F
5.00%, 05/01/35	(Call 05/01/20)	800	835,336

Security		Principal (000s)	Value

San Francisco City & County Public Utilities Commission RB Water Revenue
Series A
4.00%, 11/01/41	(Call 05/01/22)	$250	$230,275
4.50%, 11/01/31	(Call 05/01/16) (AGM)	875	908,582
5.00%, 11/01/30	(Call 11/01/21)	500	558,630
5.00%, 11/01/33	(Call 05/01/22)	1,000	1,096,850
5.00%, 11/01/43	(Call 05/01/22)	500	533,110
Series B
4.00%, 10/01/39	(Call 10/01/22)	500	460,075
San Joaquin Hills Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/01/20	(ETM)	170	155,428
0.00%, 01/01/22	(ETM)	150	125,570
0.00%, 01/01/23	(ETM)	250	199,648
0.00%, 01/01/26	(ETM)	280	195,426
0.00%, 01/01/28	(ETM)	400	253,584
San Jose Financing Authority RB Lease Abatement
Series A
5.00%, 06/01/39	(Call 06/01/23)	250	263,820
San Jose Unified School District GO
Series D
5.00%, 08/01/32	(Call 08/01/18)	125	137,735
San Marcos Unified School District GO
Series B
0.00%, 08/01/47		500	86,455
0.00%, 08/01/51		1,500	205,635
San Mateo County Community College District GO
Series B
5.00%, 09/01/31	(Call 09/01/16)	400	429,076
5.00%, 09/01/38	(Call 09/01/16)	550	592,218
San Mateo County Transportation Authority RB Sales Tax Revenue
Series A
4.75%, 06/01/34	(Call 06/01/15) (NPFGC)	495	505,341
San Mateo Joint Powers Financing Authority RB Lease Abatement
Series A
5.00%, 07/15/36	(Call 07/15/18)	750	818,122

22	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

San Mateo Union High School District GO
0.00%, 09/01/33		$500	$262,955
0.00%, 09/01/41	(Call 09/01/36)	500	264,230
Series A
0.00%, 07/01/51	(Call 09/01/41)	750	303,465
Santa Clara County GO
4.00%, 08/01/39	(Call 08/01/22)	250	246,458
Santa Clara Valley Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 04/01/32	(Call 04/01/17) (AMBAC)	1,025	1,112,955
Southern California Public Power Authority RB Electric Power & Light Revenues
0.00%, 07/01/15	(NPFGC)	200	198,478
5.00%, 07/01/25	(Call 07/01/20)	205	234,299
Series 2010-1
5.00%, 07/01/30	(Call 07/01/20)	700	786,044
Series B
6.00%, 07/01/27	(Call 07/01/18)	195	230,260
Southwestern Community College District GO
Series C
0.00%, 08/01/46		1,000	174,130
State of California GO
3.50%, 03/01/17		100	109,022
4.00%, 10/01/14		220	225,027
4.00%, 12/01/18	(Call 12/01/17)	250	278,193
4.50%, 03/01/21	(Call 03/01/20)	660	755,357
4.50%, 08/01/26	(Call 02/01/17)	900	953,064
4.50%, 08/01/30	(Call 02/01/17)	1,085	1,111,246
5.00%, 04/01/15		695	731,793
5.00%, 03/01/16		370	405,187
5.00%, 11/01/16		275	309,221
5.00%, 03/01/17	(Call 03/01/15)	450	471,856
5.00%, 04/01/17		485	551,794
5.00%, 06/01/17	(SGI)	375	428,921
5.00%, 03/01/18	(Call 03/01/15)	750	786,225
5.00%, 04/01/18		500	585,360
5.00%, 05/01/18	(Call 05/01/15)	600	633,660
5.00%, 06/01/18	(Call 06/01/17) (NPFGC)	560	637,386

Security		Principal (000s)	Value

5.00%, 08/01/18	(Call 02/01/17)	$550	$619,294
5.00%, 11/01/18		500	592,940
5.00%, 06/01/19	(Call 06/01/17) (NPFGC)	350	397,838
5.00%, 08/01/19	(Call 02/01/17)	640	719,981
5.00%, 10/01/19		800	959,112
5.00%, 04/01/20		215	257,164
5.00%, 09/01/20		170	204,189
5.00%, 10/01/20	(Call 10/01/16)	400	444,932
5.00%, 12/01/20	(Call 12/01/16)	750	839,257
5.00%, 08/01/21	(Call 08/01/15)	215	228,395
5.00%, 11/01/21	(Call 11/01/17)	900	1,032,183
5.00%, 12/01/21	(Call 12/01/16)	250	279,753
5.00%, 03/01/22	(Call 03/01/15) (AMBAC)	550	573,523
5.00%, 08/01/22	(Call 02/01/17)	500	558,610
5.00%, 03/01/23	(Call 03/01/16)	315	342,588
5.00%, 11/01/23	(Call 11/01/20)	500	583,650
5.00%, 02/01/24	(Call 02/01/22)	220	256,060
5.00%, 08/01/24	(Call 02/01/17)	750	833,617
5.00%, 10/01/24	(Call 04/01/18)	250	284,810
5.00%, 11/01/24	(Call 11/01/20)	250	289,495
5.00%, 12/01/24	(Call 12/01/17)	500	568,425
5.00%, 02/01/25	(Call 02/01/23)	1,000	1,165,910
5.00%, 03/01/25	(Call 03/01/20)	750	852,390
5.00%, 08/01/25	(Call 08/01/15) (AGM)	535	569,834
5.00%, 12/01/26	(Call 12/01/16)	800	888,920
5.00%, 03/01/27	(Call 03/01/20)	300	335,877
5.00%, 05/01/27	(Call 05/01/15)	355	371,500
5.00%, 09/01/27	(Call 09/01/16)	500	549,240
5.00%, 11/01/27	(Call 11/01/23)	700	805,140
5.00%, 02/01/29	(Call 02/01/23)	1,000	1,124,710
5.00%, 06/01/29	(Call 12/01/14) (AMBAC)	500	515,215
5.00%, 10/01/29	(Call 10/01/19)	1,000	1,105,815
5.00%, 09/01/30	(Call 09/01/18)	500	554,555
5.00%, 02/01/31	(Call 02/01/22)	500	546,795
5.00%, 02/01/32	(Call 02/01/22)	500	541,070
5.00%, 06/01/32	(Call 06/01/17)	1,220	1,306,522
5.00%, 08/01/33	(Call 08/01/15)	350	363,419
5.00%, 09/01/35	(Call 09/01/16)	1,040	1,089,130
5.00%, 06/01/37	(Call 06/01/17)	1,090	1,149,503
5.00%, 11/01/37	(Call 11/01/17)	1,000	1,060,470

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

5.00%, 12/01/37	(Call 12/01/17)	$885	$939,658
5.00%, 02/01/38	(Call 02/01/23)	655	700,188
5.00%, 10/01/41	(Call 10/01/21)	3,500	3,687,250
5.00%, 04/01/42	(Call 04/01/22)	1,000	1,054,360
5.00%, 09/01/42	(Call 09/01/22)	750	792,547
5.00%, 11/01/43	(Call 11/01/23)	1,000	1,061,380
5.25%, 09/01/22		815	997,462
5.25%, 10/01/22		600	734,646
5.25%, 09/01/25	(Call 09/01/21)	750	892,087
5.25%, 10/01/29	(Call 10/01/19)	1,375	1,542,159
5.25%, 08/01/32	(AGM)	745	850,842
5.25%, 03/01/38	(Call 03/01/18)	2,115	2,261,273
5.50%, 04/01/19		525	637,633
5.50%, 04/01/28	(PR 04/01/14)	300	301,482
5.50%, 11/01/39	(Call 11/01/19)	2,100	2,352,210
5.50%, 03/01/40	(Call 03/01/20)	170	189,742
5.75%, 04/01/29	(Call 04/01/19)	1,000	1,163,810
5.75%, 04/01/31	(Call 04/01/19)	1,000	1,152,900
6.00%, 03/01/33	(Call 03/01/20)	1,200	1,430,748
6.00%, 04/01/38	(Call 04/01/19)	1,250	1,454,012
6.50%, 04/01/33	(Call 04/01/19)	1,500	1,832,505
Series 2
5.00%, 09/01/29	(Call 03/01/16) (AMBAC)	590	630,008
Series A
4.00%, 07/01/16		90	97,875
4.13%, 07/01/14	(ETM)	365	369,927
4.40%, 07/01/18		200	231,254
4.60%, 07/01/19		360	426,215
5.00%, 07/01/15	(PR 07/01/14)	100	101,663
5.00%, 07/01/15	(Call 07/01/14)	735	747,399
5.00%, 07/01/16		500	555,165
5.00%, 07/01/18		1,725	2,038,381
5.00%, 07/01/19		625	752,906
5.00%, 07/01/20	(Call 07/01/19)	1,420	1,694,713
5.00%, 07/01/22	(Call 07/01/16)	1,990	2,201,219
5.25%, 07/01/21	(Call 07/01/19)	625	747,712
Series B
5.00%, 07/01/23		1,615	1,641,454
University of California Regents RB College & University Revenue
Series AF
5.00%, 05/15/18		250	295,258
5.00%, 05/15/39	(Call 05/15/23)	250	270,698

Security		Principal (000s)	Value

Series AI
5.00%, 05/15/32	(Call 05/15/23)	$1,000	$1,113,050
5.00%, 05/15/38	(Call 05/15/23)	870	945,533
Series AK
5.00%, 05/15/48		1,750	2,102,537
Series D
5.00%, 05/15/41	(Call 05/15/16)	120	124,360
Series G
5.00%, 05/15/25	(Call 05/15/22)	1,000	1,156,670
5.00%, 05/15/26	(Call 05/15/22)	500	572,960
5.00%, 05/15/32	(Call 05/15/22)	725	797,667
5.00%, 05/15/37	(Call 05/15/22)	500	538,310
5.00%, 05/15/42	(Call 05/15/22)	950	1,008,377
Series J
4.50%, 05/15/35	(Call 05/15/15) (AGM)	850	871,063
Vacaville Unified School District GO
5.00%, 08/01/25	(Call 08/01/17) (AMBAC)	380	422,332
Ventura County Community College District GO
Series C
5.50%, 08/01/33	(Call 08/01/18)	250	282,368
Ventura County Public Financing Authority RB Lease Revenue
5.00%, 11/01/43	(Call 11/01/22)	500	522,510
West Contra Costa Unified School District GO
Series B
5.63%, 08/01/35	(Call 08/01/18) (BHAC)	195	219,864
Whittier Union High School District GO
0.00%, 08/01/34	(Call 08/01/19)	400	124,968
William S. Hart Union High School District GO
Series A
0.00%, 08/01/33		450	161,366
Series B
0.00%, 08/01/34	(AGM)	500	181,620
Series C
0.00%, 08/01/37	(Call 08/01/23)	500	144,170
4.00%, 08/01/38	(Call 08/01/23)	500	468,805

24	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal or Shares (000s)	Value

Yosemite Community College District GO
Series C
5.00%, 08/01/28	(Call 08/01/18) (AGM)	$245	$275,228
5.00%, 08/01/32	(Call 08/01/18) (AGM)	500	550,940
Yuba Community College District GO
Series A
5.00%, 08/01/22	(Call 08/01/17) (AMBAC)	430	480,129

			242,925,716

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $231,811,154)			242,925,716

SHORT-TERM INVESTMENTS — 2.23%

MONEY MARKET FUNDS — 2.23%
BlackRock Liquidity Funds: California Money Fund, Institutional Shares
0.01%[a,b]		5,572	5,571,981

			5,571,981

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,571,981)			5,571,981

TOTAL INVESTMENTS IN SECURITIES — 99.58%
(Cost: $237,383,135)			248,497,697
Other Assets, Less Liabilities — 0.42%			1,048,200

NET ASSETS — 100.00%			$249,545,897

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

PR  —  Prerefunded

RB  —  Revenue Bond

Insured by:

AGC-ICC  —  Assured Guaranty Corp. — Insured Custody Certificates

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

Radian-IBCC  —  Radian Asset Assurance — Insured Bond Custodial Certificate

SGI  —  Syncora Guarantee Inc.

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.
[b]	Affiliated issuer. See Note 2.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.58%

ALABAMA — 0.19%
Alabama Federal Aid Highway Finance Authority RB Federal Grant Revenue
5.00%, 09/01/24	(Call 09/01/22)	$2,500	$2,866,225
Alabama Public School & College Authority RB Sales Tax Revenue
Series A
5.00%, 05/01/14		1,000	1,008,530
5.00%, 05/01/18		500	585,610
Baldwin County Board of Education RB Sales Tax Revenue
4.50%, 07/01/37	(Call 07/01/17) (AMBAC)	500	499,975
Birmingham Water Works Board RB Water Revenue
5.00%, 01/01/41	(Call 01/01/21)	1,000	1,030,290

			5,990,630
ALASKA — 0.01%
City of Anchorage GO
Series B
5.25%, 12/01/16	(AMBAC)	300	340,077

			340,077
ARIZONA — 1.52%
Arizona School Facilities Board COP Lease Appropriation
Series A-1
5.00%, 09/01/17	(Call 09/01/15) (NPFGC-FGIC)	245	261,430
Arizona School Facilities Board COP Lease Non-Terminable
5.13%, 09/01/21	(Call 09/01/18)	1,000	1,108,700
5.25%, 09/01/23	(Call 09/01/18)	1,465	1,604,966
5.75%, 09/01/19	(Call 09/01/18)	1,200	1,410,588
Arizona State University Board of Regents RB University Revenue
Series A
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,065,170
Arizona Transportation Board RB Fuel Sales Tax Revenue
Series A
5.00%, 07/01/21		1,500	1,804,170

Security		Principal (000s)	Value

5.00%, 07/01/24	(Call 07/01/21)	$935	$1,076,316
5.00%, 07/01/29	(Call 07/01/22)	1,000	1,125,370
Arizona Transportation Board RB Highway Revenue Tolls
Series A
5.00%, 07/01/30	(Call 07/01/22)	2,000	2,235,260
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/17		700	802,998
5.00%, 07/01/24	(Call 07/01/19)	685	776,715
5.25%, 07/01/20	(Call 07/01/19)	480	571,118
Arizona Water Infrastructure Finance Authority RB Water Revenue
Series A
5.00%, 10/01/30	(Call 10/01/20)	2,600	3,023,254
City of Mesa RB Multiple Utility Revenue
5.25%, 07/01/16	(ETM) (NPFGC-FGIC)	280	311,898
5.25%, 07/01/16	(NPFGC-FGIC)	220	245,007
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/40	(Call 07/01/20)	1,700	1,751,068
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/19	(PR 07/01/14) (AMBAC)	845	859,019
5.00%, 07/01/41	(Call 07/01/15) (NPFGC-FGIC)	3,250	3,363,327
Phoenix Civic Improvement Corp. RB Special Assessment
Series A
5.00%, 07/01/39	(Call 07/01/19)	800	870,264
Phoenix Civic Improvement Corp. RB Water Revenue
4.75%, 07/01/25	(Call 07/01/15) (NPFGC)	1,800	1,900,782
5.00%, 07/01/19	(Call 07/01/15) (NPFGC)	500	531,160
Pinal County Electric District No. 3 RB Electric Power & Light Revenues
5.25%, 07/01/41	(Call 07/01/21)	1,000	1,060,830

26	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues
Series A
5.00%, 12/01/26	(Call 12/01/21)	$1,000	$1,170,300
5.00%, 01/01/27	(Call 01/01/18)	1,800	1,988,838
5.00%, 12/01/28	(Call 12/01/21)	1,000	1,138,270
5.00%, 12/01/29	(Call 06/01/22)	400	451,560
5.00%, 12/01/31	(Call 06/01/22)	1,500	1,670,325
5.00%, 01/01/38	(Call 01/01/18)	8,265	8,877,602
Series B
4.00%, 01/01/16		1,250	1,337,038
4.00%, 01/01/18		1,225	1,377,463
5.00%, 12/01/19		500	602,760
State of Arizona COP Lease Appropriation
Series A
5.00%, 10/01/18	(AGM)	200	229,600
5.00%, 10/01/29	(Call 10/01/19) (AGM)	1,000	1,080,820
5.25%, 10/01/20	(Call 10/01/19) (AGM)	355	417,746

			48,101,732
ARKANSAS — 0.10%
State of Arkansas GO
4.00%, 08/01/14		1,930	1,961,864
5.00%, 08/01/14		1,050	1,071,798

			3,033,662
CALIFORNIA — 22.87%
Alameda Corridor Transportation Authority RB Transit Revenue
Series A
0.00%, 10/01/14	(AMBAC)	250	249,078
Alameda County Transportation Authority RB Sales Tax Revenue
4.00%, 03/01/22		500	571,370
Allan Hancock Joint Community College District GO
0.00%, 08/01/47	(Call 08/01/40)	1,000	337,650
Alvord Unified School District GO
Series B
0.00%, 08/01/36	(AGM)	2,000	568,780

Security		Principal (000s)	Value

Anaheim Public Financing Authority RB Lease Abatement
0.00%, 09/01/32	(AGM)	$3,040	$1,103,672
Bay Area Governments Association RB Transit Revenue
5.00%, 08/01/17	(Call 08/01/14) (NPFGC-FGIC)	800	814,272
Bay Area Toll Authority RB Highway Revenue Tolls
Series F
5.00%, 04/01/15		500	526,665
5.00%, 04/01/17	(PR 04/01/16)	150	164,739
5.00%, 04/01/18	(PR 04/01/16)	1,000	1,098,260
5.00%, 04/01/21	(PR 04/01/16)	250	274,565
5.00%, 04/01/23	(PR 04/01/16)	275	302,022
5.00%, 04/01/25	(PR 04/01/16)	2,000	2,196,520
5.00%, 04/01/31	(PR 04/01/16)	3,100	3,404,606
5.00%, 04/01/31	(PR 04/01/17)	680	773,650
Series F-1
5.00%, 04/01/25	(Call 04/01/22)	1,500	1,742,760
5.00%, 04/01/26	(Call 04/01/22)	1,000	1,151,070
5.00%, 04/01/28	(Call 04/01/22)	2,625	2,981,123
5.00%, 04/01/30	(Call 04/01/22)	2,000	2,233,640
5.00%, 04/01/31	(Call 04/01/22)	200	222,016
5.00%, 04/01/34	(Call 04/01/18)	500	543,925
5.00%, 04/01/39	(Call 04/01/18)	2,500	2,694,600
5.13%, 04/01/39	(Call 04/01/19)	825	900,727
5.63%, 04/01/44	(Call 04/01/19)	1,295	1,407,173
Series S-2
5.00%, 10/01/42	(Call 10/01/20)	2,510	2,611,278
Series S-4
5.00%, 04/01/32	(Call 04/01/23)	2,000	2,168,560
5.00%, 04/01/43	(Call 04/01/23)	1,250	1,315,225
5.25%, 04/01/48	(Call 04/01/23)	2,250	2,382,322
5.25%, 04/01/53	(Call 04/01/23)	370	387,087
Bay Area Water Supply & Conservation Agency RB Water Revenue
Series A
5.00%, 10/01/34	(Call 04/01/23)	1,500	1,649,340
California Educational Facilities Authority RB College & University Revenue
Series T-1
5.00%, 03/15/39		120	145,997

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

Series U-3
5.00%, 06/01/43		$1,500	$1,825,215
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.00%, 07/01/23	(ETM) (AGM)	2,845	3,467,372
5.00%, 07/01/33	(PR 01/01/28) (AMBAC)	1,000	1,218,800
5.00%, 07/01/36	(PR 01/01/28) (AMBAC)	500	609,400
5.13%, 07/01/37	(PR 07/01/26) (AMBAC)	470	582,805
California State Department of Transportation RB Federal Grant Revenue
Series A
5.00%, 02/01/15	(NPFGC-FGIC)	880	919,591
California State Department of Water Resources RB Electric Power & Light Revenues
Series K
4.00%, 05/01/18		200	227,436
5.00%, 05/01/18		5,610	6,605,102
Series L
4.00%, 05/01/15		100	104,546
5.00%, 05/01/14		2,705	2,728,155
5.00%, 05/01/15		3,450	3,646,512
5.00%, 05/01/16		1,000	1,103,730
5.00%, 05/01/17		4,485	5,132,185
5.00%, 05/01/18		1,290	1,518,820
5.00%, 05/01/19		1,815	2,178,599
5.00%, 05/01/20		2,690	3,247,987
5.00%, 05/01/21	(Call 05/01/20)	1,000	1,193,780
5.00%, 05/01/22	(Call 05/01/20)	300	353,241
Series M
4.00%, 05/01/14		530	533,609
4.00%, 05/01/16		1,500	1,623,750
4.00%, 05/01/19		1,275	1,466,301
5.00%, 05/01/14		1,750	1,764,980
5.00%, 05/01/15		1,000	1,056,960
Series N
5.00%, 05/01/20		2,500	3,018,575

Security		Principal (000s)	Value

California State Department of Water Resources RB Water Revenue
Series AC
5.00%, 12/01/15	(PR 12/01/14) (NPFGC)	$965	$1,000,618
Series AE
5.00%, 12/01/24	(Call 06/01/18)	650	749,632
5.00%, 12/01/27	(Call 06/01/18)	500	564,360
5.00%, 12/01/28	(Call 06/01/18)	695	783,244
Series F-3
5.00%, 05/01/21	(Call 05/01/18)	1,500	1,748,955
Series F-5
5.00%, 05/01/22	(Call 05/01/18)	1,445	1,674,119
Series G-4
5.00%, 05/01/16		1,250	1,379,662
California State Public Works Board RB Lease Abatement
5.00%, 09/01/38	(Call 09/01/23)	1,000	1,055,760
Series A
5.00%, 12/01/19	(AMBAC)	20	22,297
5.00%, 04/01/20		690	819,154
5.00%, 04/01/30	(Call 04/01/22)	2,000	2,171,580
5.00%, 04/01/33	(Call 04/01/22)	1,000	1,059,290
5.00%, 04/01/37	(Call 04/01/22)	1,450	1,516,671
6.25%, 04/01/34	(Call 04/01/19)	1,725	1,987,200
Series A-1
6.00%, 03/01/35	(Call 03/01/20)	1,000	1,176,810
Series C
4.00%, 06/01/28	(Call 06/01/22)	200	197,634
Series G
5.00%, 11/01/37	(Call 11/01/22)	2,175	2,280,922
Series G-1
5.75%, 10/01/30	(Call 10/01/19)	2,025	2,255,587
Series I-1
6.38%, 11/01/34	(Call 11/01/19)	600	700,422
California State Public Works Board RB Lease Revenue
Series A
5.13%, 06/01/29	(PR 06/01/14)	580	587,441
5.25%, 06/01/30	(Call 06/01/15)	2,100	2,183,958
Series D
5.00%, 12/01/23	(Call 12/01/21)	1,500	1,715,310
5.00%, 12/01/31	(Call 12/01/21)	750	806,288

28	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

Series G
5.00%, 12/01/31	(PR 12/01/21)	$1,400	$1,711,346
Series J
5.25%, 01/01/16	(AMBAC)	270	294,316
California State University Trustees RB College & University Revenue
Series A
4.00%, 11/01/28	(Call 11/01/22)	1,680	1,738,699
5.00%, 11/01/24	(Call 11/01/21)	1,250	1,448,800
5.00%, 11/01/25	(Call 11/01/23)	2,000	2,358,780
5.00%, 11/01/30	(Call 05/01/15) (AMBAC)	1,365	1,421,688
5.00%, 11/01/39	(Call 05/01/18) (AGM)	1,000	1,078,800
5.25%, 11/01/34	(Call 05/01/19)	500	559,730
5.25%, 11/01/38	(Call 05/01/19)	2,500	2,798,650
Centinela Valley Union High School District GO
Series B
0.00%, 08/01/45	(Call 08/01/22) (AGM)	4,000	647,120
Chabot-Las Positas Community College District GO
5.00%, 08/01/31	(Call 08/01/23)	1,200	1,321,140
Series B
5.00%, 08/01/31	(Call 08/01/16) (AMBAC)	600	659,304
Series C
0.00%, 08/01/32	(Call 08/01/16) (AMBAC)	500	219,490
0.00%, 08/01/34	(Call 08/01/16) (AMBAC)	270	92,021
0.00%, 08/01/37	(Call 08/01/16) (AMBAC)	500	142,535
City & County of San Francisco COP Lease Abatement
Series A
5.00%, 04/01/29	(Call 04/01/19)	500	561,670
City & County of San Francisco GO
Series R1
5.00%, 06/15/20		200	242,004
5.00%, 06/15/21		25	30,363
5.00%, 06/15/22	(Call 12/15/21)	1,000	1,213,830

Security		Principal (000s)	Value

City of Bakersfield RB Sewer Revenue
Series A
5.00%, 09/15/32	(Call 09/15/17) (AGM)	$2,000	$2,161,620
City of Los Angeles GO
Series B
5.00%, 09/01/19		1,200	1,447,980
City of Los Angeles RB Port Airport & Marina Revenue
5.00%, 05/15/35	(Call 05/15/20)	2,000	2,129,340
City of Los Angeles RB Wastewater System Revenue
Series A
5.00%, 06/01/34	(PR 06/01/15) (NPFGC)	3,235	3,431,882
5.00%, 06/01/34	(Call 06/01/15) (NPFGC)	765	800,259
5.00%, 06/01/39	(Call 06/01/19)	500	537,465
Series B
5.00%, 06/01/22		750	913,687
5.00%, 06/01/23		200	242,936
5.00%, 06/01/32	(Call 06/01/22)	400	442,084
City of Redding COP Electric Power & Light Revenues
Series A
5.00%, 06/01/30	(Call 06/01/18) (AGM)	1,000	1,083,660
City of Sacramento RB Water Revenue
5.00%, 09/01/42	(Call 09/01/23)	750	796,635
City of San Jose RB Port Airport & Marina Revenue
Series B
5.00%, 03/01/37	(Call 03/01/17) (AMBAC)	1,390	1,409,349
Series D
5.00%, 03/01/28	(Call 03/17/14) (NPFGC)	800	802,656
Coast Community College District GO
Series A
5.00%, 08/01/38	(Call 08/01/23)	2,750	2,961,860

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

Contra Costa Community College District GO
5.00%, 08/01/38	(Call 08/01/23)	$1,500	$1,626,585
County of Sacramento RB Port Airport & Marina Revenue
5.00%, 07/01/40	(Call 07/01/20)	1,145	1,175,583
Series B
5.75%, 07/01/39	(Call 07/01/18)	1,250	1,405,712
Series C
6.00%, 07/01/41	(Call 07/01/18)	1,705	1,932,498
Cucamonga Valley Water District RB Water Revenue
Series A
5.38%, 09/01/35	(Call 09/01/21) (AGM)	750	858,967
Desert Community College District GO
Series C
0.00%, 08/01/46	(Call 08/01/17) (AGM)	2,000	327,380
5.00%, 08/01/37	(Call 08/01/17) (AGM)	1,620	1,753,699
Desert Sands Unified School District GO
5.00%, 06/01/29	(PR 06/01/14) (AGM)	1,000	1,012,510
East Bay Municipal Utility District RB Water Revenue
Series A
5.00%, 06/01/26	(Call 06/01/17) (NPFGC-FGIC)	1,545	1,731,713
5.00%, 06/01/32	(Call 06/01/17) (NPFGC-FGIC)	1,000	1,089,660
5.00%, 06/01/35	(Call 06/01/15) (NPFGC)	1,100	1,150,985
5.00%, 06/01/36	(Call 06/01/20)	2,000	2,199,160
5.00%, 06/01/37	(Call 06/01/17) (NPFGC-FGIC)	275	296,758
Series B
5.00%, 06/01/16		500	554,110
5.00%, 06/01/23		1,000	1,205,470
Eastern Municipal Water District COP Water Revenue
Series H
5.00%, 07/01/35	(Call 07/01/18)	500	546,330

Security		Principal (000s)	Value

El Camino Community College District GO
Series C
0.00%, 08/01/32		$200	$82,416
0.00%, 08/01/34		1,000	367,610
El Dorado Irrigation District RB Water Revenue
Series A
5.00%, 03/01/34	(Call 03/01/24) (AGM)	500	535,790
Escondido Union High School District GO
Series C
0.00%, 08/01/46		1,905	344,976
0.00%, 08/01/51		1,000	133,340
Foothill-De Anza Community College District GO
Series C
5.00%, 08/01/36	(Call 08/01/21)	1,000	1,077,640
5.00%, 08/01/40	(Call 08/01/21)	1,000	1,069,630
Foothill-Eastern Transportation Corridor Agency RB Highway Revenue Tolls
Series A
0.00%, 01/01/15	(ETM)	500	498,990
0.00%, 01/01/20	(ETM)	1,355	1,238,849
0.00%, 01/01/23	(ETM)	500	399,295
0.00%, 01/01/25	(ETM)	200	146,844
0.00%, 01/01/26	(ETM)	1,500	1,046,925
0.00%, 01/01/28	(ETM)	4,450	2,821,122
0.00%, 01/01/30	(ETM)	1,000	571,780
Long Beach Community College District GO
0.00%, 08/01/49	(Call 08/01/42)	2,000	669,620
5.00%, 08/01/39	(Call 08/01/22)	1,500	1,601,925
Los Angeles Community College District GO
Series A
5.00%, 08/01/27	(Call 08/01/17) (NPFGC-FGIC)	2,000	2,233,160
5.00%, 08/01/32	(Call 08/01/17) (NPFGC-FGIC)	1,410	1,541,779
6.00%, 08/01/33	(Call 08/01/19)	1,000	1,166,900
Series F-1
5.00%, 08/01/33	(Call 08/01/18)	1,500	1,645,620

30	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

Los Angeles Convention & Exhibition Center Authority RB Lease Abatement
Series A
5.00%, 08/15/20	(Call 08/15/18)	$1,200	$1,386,972
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
5.00%, 07/01/20		400	484,796
Series A
5.00%, 07/01/22	(Call 07/01/18) (AGM)	200	229,268
Series B
5.00%, 07/01/14		1,250	1,270,825
5.00%, 07/01/15		900	959,616
5.00%, 07/01/17		1,000	1,153,260
5.00%, 07/01/22	(Call 07/01/21)	1,000	1,210,730
Los Angeles County Public Works Financing Authority RB Lease Abatement
5.00%, 08/01/37	(Call 08/01/22)	1,000	1,050,450
Los Angeles County Sanitation Districts Financing Authority RB Sewer Revenue
Series A
5.00%, 10/01/20	(District GO)	1,000	1,211,700
Los Angeles Department of Airports RB Port Airport & Marina Revenue
Series A
5.00%, 05/15/32	(Call 05/15/20)	1,605	1,747,925
5.00%, 05/15/40	(Call 05/15/20)	3,700	3,901,576
5.25%, 05/15/39	(Call 05/15/19)	1,000	1,104,290
Series B
5.00%, 05/15/35	(Call 05/15/22)	500	538,310
5.00%, 05/15/40	(Call 05/15/20)	3,000	3,155,010
Series D
5.25%, 05/15/33	(Call 05/15/20)	1,000	1,097,080
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
5.00%, 07/01/14		1,000	1,016,660

Security		Principal (000s)	Value

5.00%, 07/01/16		$500	$556,665
5.00%, 07/01/21		35	42,577
5.00%, 07/01/22	(Call 07/01/21)	1,500	1,792,290
Series B
5.00%, 07/01/25	(Call 07/01/20)	2,000	2,335,560
5.00%, 07/01/30	(Call 07/01/23)	1,500	1,691,925
5.00%, 07/01/43	(Call 07/01/22)	1,090	1,165,014
5.25%, 07/01/24	(Call 07/01/19)	1,645	1,953,010
Los Angeles Department of Water & Power RB Water Revenue
Series A
5.00%, 07/01/43	(Call 07/01/22)	1,500	1,608,720
Series A-1
5.00%, 07/01/38	(Call 07/01/17) (AMBAC)	1,800	1,940,562
Series A-2
5.00%, 07/01/44	(Call 07/01/17) (AMBAC)	1,200	1,286,232
Series B
5.00%, 07/01/33	(Call 07/01/23)	2,500	2,781,750
5.00%, 07/01/36	(Call 07/01/22)	1,000	1,088,780
5.00%, 07/01/43	(Call 07/01/22)	4,540	4,869,059
Los Angeles Municipal Improvement Corp. RB Lease Abatement
Series B1
4.75%, 08/01/37	(PR 08/01/14) (NPFGC-FGIC)	10	10,196
4.75%, 08/01/37	(Call 08/01/14) (NPFGC-FGIC)	285	288,218
Los Angeles Unified School District GO
Series A
5.00%, 07/01/17	(Call 07/01/16) (NPFGC)	1,000	1,107,130
Series A-1
4.50%, 07/01/22	(Call 07/01/17) (AGM)	2,700	2,994,435
4.50%, 07/01/24	(Call 07/01/17) (AGM)	1,000	1,108,220
4.50%, 07/01/25	(Call 07/01/17) (NPFGC)	2,900	3,188,028
5.00%, 07/01/21	(Call 07/01/15) (FGIC)	360	383,191

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

Series A-2
4.00%, 07/01/14		$1,000	$1,013,210
5.00%, 07/01/21		1,000	1,213,430
Series B
4.75%, 07/01/19	(Call 07/01/16)	1,400	1,535,954
5.00%, 07/01/16	(AGM)	600	666,498
5.00%, 07/01/22	(Call 07/01/16) (FGIC)	950	1,046,130
5.00%, 07/01/23	(Call 07/01/16) (FGIC)	500	549,860
Series D
5.00%, 01/01/34	(Call 07/01/19)	250	272,485
5.20%, 07/01/29	(Call 07/01/19)	1,000	1,145,480
Series E
4.75%, 07/01/32	(Call 07/01/17) (AGM)	6,300	6,681,591
Series I
5.00%, 07/01/14		400	406,652
5.00%, 07/01/27	(Call 07/01/19)	3,000	3,432,510
M-S-R Public Power Agency RB Electric Power & Light Revenues
Series L
5.00%, 07/01/19	(Call 07/01/18) (AGM)	300	349,743
Mendocino-Lake Community College District GO
Series B
0.00%, 08/01/51	(AGM)	750	93,855
Merced Union High School District GO
Series C
0.00%, 08/01/46	(Call 08/01/21)	1,500	180,900
Metropolitan Water District of Southern California RB Water Revenue
5.75%, 08/10/18		2,500	2,873,825
Series B
5.00%, 07/01/14		400	406,652
5.00%, 07/01/21	(Call 07/01/18)	210	242,689
Series C
5.00%, 10/01/26	(Call 10/01/21)	200	232,012
5.00%, 07/01/35	(Call 07/01/16)	1,280	1,376,858
Series G
5.00%, 07/01/28	(Call 07/01/22)	500	577,485

Security		Principal (000s)	Value

Modesto Irrigation District COP Lease Revenue
Series A
6.00%, 10/01/39	(Call 04/01/19)	$500	$550,470
Mount Diablo Unified School District GO
Series A
0.00%, 08/01/35	(Call 08/01/25) (AGM)	2,530	1,712,709
Series E
5.00%, 06/01/37	(Call 08/01/22)	1,750	1,876,665
Mount San Antonio Community College District GO
0.00%, 08/01/28	(Call 02/01/28)	1,000	716,780
0.00%, 08/01/43	(Call 08/01/35)	3,000	1,537,410
Newport Mesa Unified School District GO
0.00%, 08/01/38		1,500	467,550
0.00%, 08/01/41	(Call 08/01/21)	520	94,505
Orange County Public Financing Authority RB Lease Abatement
5.00%, 07/01/16	(NPFGC)	1,000	1,106,360
Orange County Sanitation District COP Sewer Revenue
Series A
5.00%, 02/01/39	(Call 02/01/19)	500	543,525
Palomar Pomerado Health GO
Series A
0.00%, 08/01/31	(AGM)	1,000	420,070
Peralta Community College District GO
Series C
5.00%, 08/01/39	(Call 08/01/19)	500	530,555
Pomona Public Financing Authority RB Water Revenue
Series AY
5.00%, 05/01/47	(Call 05/01/17) (AMBAC)	625	640,350
Poway Unified School District GO
0.00%, 08/01/33		1,000	383,880
0.00%, 08/01/41		1,500	354,465
0.00%, 08/01/46		5,200	943,904
0.00%, 08/01/51		1,250	167,500

32	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

Rio Hondo Community College District GO
0.00%, 08/01/42	(Call 08/01/34)	$560	$360,814
Riverside County Transportation Commission RB Highway Revenue Tolls
Series A
5.25%, 06/01/39	(Call 06/01/23)	1,500	1,669,575
5.75%, 06/01/48	(Call 06/01/23)	2,000	2,067,640
Sacramento City Financing Authority RB Lease Abatement
5.25%, 12/01/30	(AMBAC)	440	488,968
Series A
5.40%, 11/01/20	(AMBAC)	500	564,860
Sacramento County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 08/01/35	(Call 08/01/15) (NPFGC)	775	811,797
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series A
5.00%, 08/15/41	(Call 08/15/23)	2,000	2,133,520
Series U
5.00%, 08/15/27	(Call 08/15/18) (AGM)	3,875	4,337,636
Series X
5.00%, 08/15/20		700	845,271
5.00%, 08/15/25	(Call 08/15/21)	1,000	1,134,570
Sacramento Municipal Utility District RB Water Revenue
5.13%, 07/01/29	(Call 07/01/16) (NPFGC)	1,000	1,068,660
San Bernardino Community College District GO
Series A
6.25%, 08/01/33	(PR 08/01/18)	300	370,470
San Diego Community College District GO
5.00%, 08/01/29	(Call 08/01/21)	120	134,172
5.00%, 08/01/30	(Call 08/01/17) (AGM)	900	992,394
5.00%, 08/01/30	(Call 08/01/23)	1,250	1,417,650

Security		Principal (000s)	Value

San Diego County Regional Airport Authority RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/40	(Call 07/01/20)	$1,420	$1,461,862
5.00%, 07/01/43	(Call 07/01/23)	1,250	1,299,100
San Diego County Regional Transportation Commission RB Sales Tax Revenue
Series A
5.00%, 04/01/42	(Call 04/01/22)	1,000	1,076,390
5.00%, 04/01/48	(Call 04/01/22)	2,500	2,681,550
San Diego County Water Authority COP Water Revenue
Series 2008
5.00%, 05/01/33	(Call 05/01/18) (AGM)	3,800	4,155,224
San Diego County Water Authority RB Water Revenue
5.00%, 05/01/34	(Call 11/01/22)	1,000	1,101,910
San Diego Public Facilities Financing Authority RB Sewer Revenue
Series A
5.25%, 05/15/39	(Call 05/15/19)	1,000	1,120,080
Series B
5.00%, 05/15/18		1,000	1,173,500
5.00%, 05/15/22	(Call 05/15/19)	2,000	2,266,540
San Diego Public Facilities Financing Authority RB Water Revenue
Series B
5.50%, 08/01/39	(Call 08/01/19)	700	795,473
San Diego Regional Building Authority RB Lease Abatement
5.38%, 02/01/36	(Call 02/01/19)	1,500	1,681,695
San Diego Unified School District GO
0.00%, 07/01/30		1,300	629,226
0.00%, 07/01/35		2,010	700,586
0.00%, 07/01/37		700	218,540
0.00%, 07/01/43		1,180	260,155
0.00%, 07/01/44		1,800	375,804

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

Series C
0.00%, 07/01/46		$275	$50,493
0.00%, 07/01/48	(Call 07/01/40)	1,500	665,550
5.00%, 07/01/35	(Call 07/01/23)	1,715	1,862,833
Series D-2
4.75%, 07/01/27	(Call 07/01/15) (AGM)	595	626,172
Series E
0.00%, 07/01/47	(Call 07/01/42)	1,000	385,810
Series F-1
4.50%, 07/01/29	(Call 07/01/16) (AGM)	1,200	1,237,608
5.25%, 07/01/28	(AGM)	1,000	1,195,340
Series R-1
0.00%, 07/01/31		2,000	877,120
San Dieguito Union High School District GO
Series A-2
4.00%, 08/01/38	(Call 08/01/23)	1,000	974,080
San Francisco Bay Area Rapid Transit District GO
Series B
5.00%, 08/01/32	(Call 08/01/17)	1,400	1,539,608
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue
Series A
5.00%, 07/01/36	(Call 07/01/22)	1,000	1,086,540
San Francisco City & County Airports Commission RB Port Airport & Marina Revenue
Second Series
5.00%, 05/01/26	(Call 05/01/22)	1,000	1,129,070
5.00%, 05/01/28	(Call 05/01/22)	1,500	1,658,685
Series A
4.90%, 05/01/29	(Call 11/01/19)	1,000	1,115,370
Series B
5.00%, 05/01/43	(Call 05/01/23)	1,750	1,820,402
Series E
6.00%, 05/01/39	(Call 05/01/19)	4,000	4,638,320
Series F
5.00%, 05/01/35	(Call 05/01/20)	500	522,085

Security		Principal (000s)	Value

San Francisco City & County Public Utilities Commission RB Water Revenue
Series A
5.00%, 11/01/30	(Call 11/01/21)	$500	$558,630
5.00%, 11/01/32	(Call 11/01/21)	400	438,928
5.00%, 11/01/35	(Call 05/01/22)	4,000	4,343,160
5.00%, 11/01/37	(Call 05/01/22)	1,000	1,077,770
5.00%, 11/01/41	(Call 11/01/21)	2,750	2,930,042
Series B
4.00%, 10/01/39	(Call 10/01/22)	1,500	1,380,225
5.00%, 11/01/39	(Call 11/01/19)	1,000	1,078,800
San Joaquin County Transportation Authority RB Sales Tax Revenue
Series A
5.50%, 03/01/41	(Call 03/01/21)	500	551,545
San Joaquin Hills Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/01/19	(ETM)	980	925,287
0.00%, 01/01/20	(ETM)	500	457,140
0.00%, 01/01/25	(ETM)	2,100	1,541,862
0.00%, 01/01/27	(ETM)	1,075	715,982
San Jose Financing Authority RB Lease Abatement
Series A
5.00%, 06/01/39	(Call 06/01/23)	1,850	1,952,268
San Marcos Unified School District GO
Series B
0.00%, 08/01/47		500	86,455
0.00%, 08/01/51		1,500	205,635
San Mateo County Community College District GO
Series B
5.00%, 09/01/38	(Call 09/01/16)	1,700	1,830,492
Series C
0.00%, 09/01/30	(NPFGC)	1,190	603,056
San Mateo Joint Powers Financing Authority RB Lease Abatement
Series A
5.00%, 07/15/33	(Call 07/15/18)	750	822,690

34	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

San Mateo Union High School District GO
0.00%, 09/01/33		$500	$262,955
0.00%, 09/01/41	(Call 09/01/36)	460	243,092
Series A
0.00%, 07/01/51	(Call 09/01/41)	1,500	606,930
Santa Barbara Secondary High School District GO
Series A
0.00%, 08/01/36		2,500	799,850
Santa Clara County Financing Authority RB Lease Abatement
Series L
5.25%, 05/15/36	(Call 05/15/18)	500	553,660
Santa Clara County GO
4.00%, 08/01/39	(Call 08/01/22)	2,250	2,218,117
Santa Clara Valley Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 04/01/32	(Call 04/01/17) (AMBAC)	1,400	1,520,134
Southern California Public Power Authority RB Electric Power & Light Revenues
0.00%, 07/01/15	(NPFGC)	700	694,673
Series 2010-1
5.00%, 07/01/22	(Call 07/01/20)	2,000	2,323,980
5.00%, 07/01/30	(Call 07/01/20)	1,950	2,189,694
Series A
5.00%, 07/01/18		1,500	1,772,505
State of California GO
3.50%, 10/01/17		1,000	1,102,690
4.00%, 09/01/14	(NPFGC)	600	611,796
4.00%, 10/01/14		200	204,570
4.00%, 08/01/15		600	632,970
4.00%, 09/01/17		295	330,017
4.00%, 09/01/20		500	569,890
4.00%, 12/01/26	(Call 06/01/16)	4,000	4,307,240
4.00%, 12/01/27	(Call 06/01/17)	1,000	1,108,040
4.50%, 08/01/26	(Call 02/01/17)	1,850	1,959,076
4.50%, 08/01/27	(Call 02/01/17)	2,000	2,117,340
4.50%, 08/01/30	(Call 02/01/17)	3,000	3,072,570
4.75%, 04/01/18		280	324,988
5.00%, 03/01/14		1,600	1,600,656

Security		Principal (000s)	Value

5.00%, 03/01/14	(NPFGC-FGIC)	$165	$165,068
5.00%, 05/01/14		1,125	1,134,619
5.00%, 08/01/14		660	673,669
5.00%, 11/01/14		500	516,385
5.00%, 03/01/15		500	524,460
5.00%, 04/01/15		2,500	2,632,350
5.00%, 09/01/15		480	514,934
5.00%, 12/01/15	(Call 06/01/14)	380	397,328
5.00%, 02/01/16		3,320	3,622,983
5.00%, 04/01/16		600	659,352
5.00%, 05/01/16	(Call 05/01/15)	300	317,211
5.00%, 08/01/16		200	222,780
5.00%, 09/01/16		1,000	1,117,440
5.00%, 10/01/16		2,350	2,634,256
5.00%, 11/01/16	(AMBAC)	345	387,932
5.00%, 12/01/16		200	225,584
5.00%, 03/01/17	(Call 03/01/15)	1,900	1,992,283
5.00%, 04/01/17		725	824,847
5.00%, 05/01/17	(Call 05/01/15)	550	581,081
5.00%, 06/01/17	(Call 06/01/15)	950	1,007,446
5.00%, 03/01/18		400	467,188
5.00%, 04/01/18		2,650	3,102,408
5.00%, 05/01/18	(Call 05/01/15)	1,620	1,710,882
5.00%, 06/01/18	(Call 06/01/17) (NPFGC)	200	227,638
5.00%, 08/01/18	(Call 02/01/17)	295	332,167
5.00%, 10/01/18		3,400	4,026,382
5.00%, 03/01/19	(Call 03/01/15)	5,000	5,239,550
5.00%, 04/01/19	(Call 04/01/18)	1,150	1,326,973
5.00%, 09/01/19		500	598,790
5.00%, 10/01/19		1,000	1,198,890
5.00%, 02/01/20		3,505	4,184,164
5.00%, 09/01/20		1,500	1,801,665
5.00%, 11/01/20	(Call 11/01/17) (NPFGC)	500	574,075
5.00%, 12/01/20	(Call 12/01/16)	510	570,695
5.00%, 03/01/21	(Call 03/01/16)	1,300	1,414,946
5.00%, 08/01/21	(Call 08/01/15)	900	979,034
5.00%, 10/01/21	(Call 10/01/19)	1,800	2,122,902
5.00%, 11/01/21	(Call 11/01/17)	250	286,718
5.00%, 12/01/21	(Call 12/01/16)	1,955	2,187,665
5.00%, 02/01/22		2,290	2,750,817
5.00%, 04/01/22		1,000	1,202,430
5.00%, 08/01/22	(Call 02/01/17)	320	357,510

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

5.00%, 09/01/22		$1,000	$1,204,690
5.00%, 10/01/22		2,500	3,012,650
5.00%, 06/01/23	(Call 12/01/14) (AMBAC)	1,000	1,033,960
5.00%, 08/01/23	(Call 02/01/17)	340	378,740
5.00%, 09/01/23	(Call 09/01/22)	5,000	5,928,800
5.00%, 10/01/23	(Call 03/31/14)	25	25,103
5.00%, 03/01/24	(Call 03/01/16)	1,000	1,086,320
5.00%, 08/01/24	(Call 02/01/17)	750	833,617
5.00%, 09/01/24	(Call 09/01/22)	2,000	2,338,720
5.00%, 10/01/24	(Call 04/01/18)	2,250	2,563,290
5.00%, 12/01/24	(Call 12/01/17)	2,420	2,711,318
5.00%, 08/01/25	(Call 02/01/17)	2,850	3,153,297
5.00%, 08/01/25	(Call 08/01/15) (AGM)	1,000	1,065,110
5.00%, 11/01/25	(Call 11/01/23)	3,045	3,565,969
5.00%, 12/01/25	(Call 12/01/16)	4,000	4,449,240
5.00%, 11/01/26	(Call 11/01/17)	625	705,806
5.00%, 02/01/27	(AMBAC)	550	657,113
5.00%, 05/01/27	(Call 05/01/15)	500	523,240
5.00%, 06/01/27	(Call 06/01/17) (NPFGC-FGIC)	2,000	2,230,680
5.00%, 08/01/27	(Call 08/01/15) (AGM)	1,000	1,055,640
5.00%, 11/01/27	(Call 11/01/23)	2,300	2,645,460
5.00%, 03/01/28	(Call 03/01/16)	1,250	1,335,787
5.00%, 08/01/28	(Call 08/01/18)	250	279,133
5.00%, 10/01/29	(Call 10/01/19)	15,320	16,953,079
5.00%, 11/01/29	(Call 11/01/23)	2,500	2,833,950
5.00%, 02/01/31	(Call 02/01/22)	2,000	2,187,180
5.00%, 04/01/31	(PR 04/01/14) (AMBAC)	1,450	1,456,496
5.00%, 02/01/32	(Call 03/31/14)	2,145	2,319,617
5.00%, 06/01/32	(Call 06/01/17)	3,020	3,234,178
5.00%, 11/01/32	(Call 11/01/17)	6,505	7,022,473
5.00%, 02/01/33	(Call 03/31/14)	3,105	3,336,874
5.00%, 08/01/33	(Call 08/01/15)	650	674,921
5.00%, 10/01/33	(Call 04/01/23)	1,000	1,086,680
5.00%, 09/01/35	(Call 09/01/16)	720	754,013
5.00%, 06/01/37	(Call 06/01/17)	5,250	5,536,597
5.00%, 11/01/37	(Call 11/01/17)	9,865	10,461,537
5.00%, 12/01/37	(Call 12/01/17)	2,315	2,457,974
5.00%, 02/01/38	(Call 02/01/23)	4,865	5,193,913
5.00%, 04/01/38	(Call 04/01/18)	2,835	3,003,484

Security		Principal (000s)	Value

5.00%, 09/01/41	(Call 09/01/21)	$3,970	$4,180,529
5.00%, 10/01/41	(Call 10/01/21)	4,750	5,004,125
5.00%, 04/01/42	(Call 04/01/22)	2,000	2,108,720
5.00%, 09/01/42	(Call 09/01/22)	7,500	7,925,475
5.00%, 04/01/43	(Call 04/01/23)	3,900	4,127,565
5.13%, 03/01/25	(Call 03/01/18)	560	635,880
5.13%, 04/01/33	(Call 04/01/18)	2,975	3,244,178
5.25%, 10/01/20	(Call 10/01/19)	1,160	1,375,853
5.25%, 10/01/21	(Call 10/01/19)	1,000	1,192,700
5.25%, 09/01/22		300	367,164
5.25%, 02/01/23		250	304,943
5.25%, 09/01/23	(Call 09/01/21)	2,390	2,879,113
5.25%, 09/01/24	(Call 09/01/21)	2,000	2,409,300
5.25%, 09/01/25	(Call 09/01/21)	250	297,363
5.25%, 10/01/29	(Call 10/01/19)	3,800	4,261,966
5.25%, 02/01/30	(Call 02/01/22)	1,000	1,126,810
5.25%, 03/01/30	(Call 03/01/20)	500	567,310
5.25%, 08/01/32	(AGM)	2,955	3,374,817
5.25%, 04/01/35	(Call 04/01/22)	2,000	2,229,800
5.25%, 03/01/38	(Call 03/01/18)	5,750	6,147,670
5.50%, 04/01/18		2,815	3,352,186
5.50%, 04/01/19		155	188,254
5.50%, 04/01/21	(Call 04/01/19)	315	374,327
5.50%, 04/01/23	(Call 04/01/19)	2,000	2,370,240
5.50%, 08/01/30	(Call 08/01/18)	485	550,150
5.50%, 11/01/34	(Call 11/01/19)	1,000	1,132,310
5.50%, 11/01/39	(Call 11/01/19)	1,490	1,668,949
5.50%, 03/01/40	(Call 03/01/20)	2,000	2,232,260
5.60%, 03/01/36	(Call 03/01/20)	595	670,761
5.75%, 04/01/27	(Call 04/01/19)	1,000	1,172,200
5.75%, 04/01/28	(Call 04/01/19)	1,700	1,982,914
5.75%, 04/01/31	(Call 04/01/19)	2,200	2,536,380
6.00%, 02/01/18	(AMBAC)	1,000	1,205,460
6.00%, 03/01/33	(Call 03/01/20)	1,000	1,192,290
6.00%, 04/01/35	(Call 04/01/19)	430	499,957
6.00%, 11/01/35	(Call 11/01/19)	235	277,302
6.00%, 04/01/38	(Call 04/01/19)	11,350	13,202,433
6.00%, 11/01/39	(Call 11/01/19)	500	590,295
6.50%, 04/01/33	(Call 04/01/19)	6,570	8,026,372
Series A
4.25%, 07/01/17		1,080	1,214,806
4.60%, 07/01/19		2,000	2,367,860
5.00%, 07/01/15	(PR 07/01/14)	1,050	1,067,461

36	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

5.00%, 07/01/15	(Call 07/01/14) (NPFGC)	$600	$610,122
5.00%, 07/01/17		625	718,306
5.00%, 07/01/18		4,150	4,903,930
5.00%, 07/01/20	(Call 07/01/19)	2,930	3,496,838
5.00%, 07/01/22	(Call 07/01/16)	5,515	6,100,362
5.25%, 07/01/14	(ETM)	1,640	1,668,618
5.25%, 07/01/14		3,690	3,754,759
5.25%, 07/01/14	(NPFGC-FGIC)	10	10,176
5.25%, 07/01/21	(Call 07/01/19)	2,000	2,392,680
Series B
5.00%, 07/01/23		1,800	1,829,484
Turlock Irrigation District RB Electric Power & Light Revenues
Series A
5.00%, 01/01/40	(Call 01/01/20)	1,000	1,036,810
University of California Regents RB College & University Revenue
Series AF
5.00%, 05/15/16		3,500	3,871,945
5.00%, 05/15/29	(Call 05/15/23)	1,530	1,736,428
Series AI
5.00%, 05/15/32	(Call 05/15/23)	1,060	1,179,833
5.00%, 05/15/38	(Call 05/15/23)	2,000	2,173,640
Series AK
5.00%, 05/15/48		5,900	7,088,555
Series D
5.00%, 05/15/41	(Call 05/15/16) (NPFGC-FGIC)	250	259,083
Series G
5.00%, 05/15/28	(Call 05/15/22)	1,000	1,130,320
5.00%, 05/15/37	(Call 05/15/22)	2,750	2,960,705
Series J
4.50%, 05/15/26	(Call 05/15/15) (AGM)	1,500	1,578,060
4.50%, 05/15/31	(Call 05/15/15) (AGM)	2,000	2,075,380
4.50%, 05/15/35	(Call 05/15/15) (AGM)	1,220	1,250,232
5.00%, 05/15/14	(ETM) (NPFGC)	10	10,104
5.00%, 05/15/14	(NPFGC)	360	363,758
Series Q
5.00%, 05/15/21	(Call 05/15/17)	300	344,748

Security		Principal (000s)	Value

University of California Regents RB Medical Center Pooled Revenue
Series A
4.50%, 05/15/37	(Call 05/15/15) (NPFGC)	$200	$200,532
4.75%, 05/15/31	(Call 05/15/15) (NPFGC)	1,250	1,287,087
Ventura County Community College District GO
Series C
5.50%, 08/01/33	(Call 08/01/18)	905	1,022,170
Ventura County Public Financing Authority RB Lease Revenue
5.00%, 11/01/43	(Call 11/01/22)	1,810	1,891,486
Whittier Union High School District GO
0.00%, 08/01/34	(Call 08/01/19)	500	156,210
William S. Hart Union High School District GO
Series B
0.00%, 08/01/34	(AGM)	500	181,620
Series C
0.00%, 08/01/37	(Call 08/01/23)	1,500	432,510
4.00%, 08/01/38	(Call 08/01/23)	4,000	3,750,440
Yosemite Community College District GO
Series C
5.00%, 08/01/28	(Call 08/01/18) (AGM)	1,000	1,123,380

			723,051,657
COLORADO — 1.15%
City & County of Denver RB Port Airport & Marina Revenue
Series A
5.00%, 11/15/21	(Call 11/15/20)	1,000	1,155,790
5.25%, 11/15/36	(Call 11/15/19)	200	214,368
Series B
5.00%, 11/15/32	(Call 11/15/22)	2,335	2,487,545
5.00%, 11/15/43	(Call 11/15/23)	2,250	2,345,137
City of Aurora RB Water Revenue
Series A
5.00%, 08/01/39	(Call 08/01/17) (AMBAC)	1,000	1,064,230

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

Colorado Department of Transportation RB Highway Revenue Tolls
Series B
5.00%, 12/15/15	(NPFGC-FGIC)	$2,510	$2,724,806
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP Lease Non-Terminable
5.25%, 11/01/23	(Call 11/01/18)	500	576,070
Colorado State University Board of Governors RB Enterprise Revenue
Series A
5.00%, 03/01/38	(Call 03/01/22) (HERBIP)	500	535,035
Denver City & County School District No. 1 GO
Series A
5.50%, 12/01/23	(NPFGC-FGIC)	540	672,068
Series B
3.00%, 12/01/29	(Call 12/01/22) (SAW)	1,000	895,850
5.00%, 12/01/31	(Call 12/01/22) (SAW)	2,000	2,235,720
E-470 Public Highway Authority RB Highway Revenue Tolls
Series A
0.00%, 09/01/40		850	202,393
0.00%, 09/01/41		1,000	223,160
Series B
0.00%, 09/01/16	(NPFGC)	765	726,605
0.00%, 09/01/19	(NPFGC)	435	368,849
0.00%, 09/01/20	(NPFGC)	715	574,610
0.00%, 09/01/23	(NPFGC)	165	110,377
0.00%, 09/01/24	(NPFGC)	1,165	731,597
0.00%, 09/01/29	(NPFGC)	2,500	1,114,125
Jefferson County School District No. R-1 GO
5.00%, 12/15/18	(SAW)	500	593,220
5.00%, 12/15/22	(PR 12/15/14) (AGM)	3,535	3,671,310
5.00%, 12/15/24	(PR 12/15/14) (AGM)	540	560,822

Security		Principal (000s)	Value

Regional Transportation District COP Lease Renewal
Series A
5.38%, 06/01/31	(Call 06/01/20)	$500	$540,720
Regional Transportation District RB Sales Tax Revenue
Series A
4.50%, 11/01/34	(Call 11/01/17) (AGM)	3,475	3,546,759
5.00%, 11/01/27		1,500	1,796,460
5.00%, 11/01/28	(Call 11/01/22)	4,000	4,538,760
State of Colorado Building Excellent Schools Today COP Lease Revenue
Series G
5.00%, 03/15/32	(Call 03/15/21)	1,000	1,077,410
University of Colorado Regents RB College & University Revenue
Series A
5.00%, 06/01/43	(Call 06/01/23)	1,000	1,074,280

			36,358,076
CONNECTICUT — 0.89%
State of Connecticut GO
Series A
5.00%, 01/01/15		1,000	1,040,950
5.00%, 01/01/16		1,000	1,086,440
5.00%, 10/15/21		2,000	2,409,420
5.00%, 02/15/25	(Call 02/15/19)	2,660	3,058,707
Series B
5.00%, 05/01/15		1,000	1,057,000
5.00%, 05/01/16		500	550,560
5.00%, 05/15/21		1,000	1,199,630
5.25%, 06/01/20	(AMBAC)	790	955,292
Series C
5.00%, 12/01/15		500	542,410
5.00%, 06/01/23	(Call 06/01/22)	1,000	1,185,340
5.50%, 12/15/15		275	301,301
Series D
5.00%, 11/01/19		1,000	1,200,110
5.00%, 11/01/31	(Call 11/01/21)	2,000	2,217,340
Series E
4.00%, 09/15/27	(Call 09/15/22)	500	522,530
5.00%, 12/15/16		1,500	1,689,480
5.00%, 12/15/18	(Call 12/15/16)	230	257,982

38	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

State of Connecticut ST Fuel Sales Tax Revenue
Series A
5.00%, 10/01/24	(Call 10/01/23)	$2,000	$2,374,740
5.00%, 01/01/29	(Call 01/01/23)	2,000	2,267,020
State of Connecticut ST Sales Tax Revenue
Series 1
5.00%, 02/01/17		500	565,580
5.00%, 02/01/19		3,000	3,550,080

			28,031,912
DELAWARE — 0.02%
State of Delaware GO
Series 2009C
5.00%, 10/01/16		500	560,620

			560,620
DISTRICT OF COLUMBIA — 1.00%
District of Columbia GO
Series A
4.50%, 06/01/37	(Call 06/01/17) (NPFGC-FGIC)	3,600	3,641,364
5.00%, 06/01/29	(Call 06/01/23)	3,000	3,398,760
Series C
5.00%, 06/01/16	(AGM)	1,000	1,103,030
District of Columbia RB College & University Revenue
5.25%, 04/01/34	(Call 10/01/18)	1,000	1,115,020
District of Columbia RB Income Tax Revenue
Series A
5.00%, 12/01/25	(Call 06/01/20)	1,000	1,145,250
5.00%, 12/01/26	(Call 06/01/20)	500	569,655
5.00%, 12/01/27	(Call 06/01/20)	500	570,915
5.00%, 12/01/31	(Call 06/01/20)	500	561,740
Series C
5.00%, 12/01/24	(Call 12/01/22)	1,000	1,179,060
5.00%, 12/01/30	(Call 12/01/22)	2,000	2,258,320
5.00%, 12/01/35	(Call 12/01/22)	1,000	1,094,870
Series G
5.00%, 12/01/36	(Call 12/01/21)	2,500	2,715,550
District of Columbia RB Miscellaneous Revenue
Series A
5.25%, 12/01/34	(Call 12/01/19)	1,370	1,538,702

Security		Principal (000s)	Value

Series B
5.00%, 12/01/25	(Call 12/01/19)	$400	$462,828
District of Columbia RB Recreational Revenue
Series B-1
5.00%, 02/01/31	(Call 02/01/16) (NPFGC-FGIC)	1,000	1,011,480
District of Columbia Water & Sewer Authority RB Sewer Revenue
Series A
5.50%, 10/01/39	(Call 10/01/18)	1,000	1,107,190
6.00%, 10/01/35	(Call 10/01/18)	500	565,825
District of Columbia Water & Sewer Authority RB Water Revenue
5.50%, 10/01/23	(AGM)	240	295,010
Series A
5.00%, 10/01/44	(Call 10/01/23)	1,165	1,237,917
Metropolitan Washington Airports Authority RB Highway Revenue Tolls
Series A
0.00%, 10/01/37		4,000	934,360
5.25%, 10/01/44	(Call 10/01/19)	2,180	2,253,423
Metropolitan Washington Airports Authority RB Port Airport & Marina Revenue
Series A
5.00%, 10/01/35	(Call 10/01/20)	1,000	1,067,550
Series C
5.13%, 10/01/39	(Call 10/01/18)	1,475	1,579,135
Washington D.C. Convention Center Authority RB Miscellaneous Taxes
Series A
4.50%, 10/01/30	(Call 10/01/16) (AMBAC)	200	201,598

			31,608,552
FLORIDA — 3.96%
Broward County School Board COP Lease Renewal
Series A
5.00%, 07/01/21		1,000	1,163,830

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

City of Cape Coral RB Water Revenue
Series A
5.00%, 10/01/42	(Call 10/01/21) (AGM)	$1,000	$1,055,500
City of Clearwater RB Water & Sewer Revenue
Series A
5.25%, 12/01/39	(Call 12/01/19)	1,000	1,066,310
City of Gainesville RB Multiple Utility Revenue
Series A
5.00%, 10/01/35	(PR 10/01/15) (AGM)	1,250	1,344,250
City of Tallahassee RB Water Revenue
5.00%, 10/01/37	(Call 10/01/17)	1,750	1,895,005
County of Broward RB Port Airport & Marina Revenue
Series O
5.38%, 10/01/29	(Call 10/01/19)	1,560	1,743,362
Series Q-1
5.00%, 10/01/42	(Call 10/01/22)	1,000	1,031,670
County of Broward RB Water & Sewer Utility Revenue
Series A
5.25%, 10/01/34	(Call 10/01/18)	500	553,905
County of Hillsborough School Board COP Lease Appropriation
Series A
5.00%, 07/01/29	(Call 07/01/22)	2,500	2,729,425
County of Miami-Dade GO
5.00%, 07/01/41	(Call 07/01/20)	1,000	1,035,070
Series B-1
5.63%, 07/01/38	(Call 07/01/18)	1,000	1,114,710
County of Miami-Dade RB Hotel Occupancy Tax
Series A
5.00%, 10/01/29	(Call 10/01/22)	1,000	1,074,330
Series B
5.00%, 10/01/35	(Call 10/01/22) (AGM)	1,450	1,527,532

Security		Principal (000s)	Value

County of Miami-Dade RB Miscellaneous Revenue
Series B
5.00%, 10/01/35	(Call 10/01/15) (NPFGC)	$1,125	$1,165,770
County of Miami-Dade RB Port Airport & Marina Revenue
Series A
5.38%, 10/01/35	(Call 10/01/20)	2,000	2,130,460
5.38%, 10/01/41	(Call 10/01/20)	4,000	4,206,880
6.00%, 10/01/38	(Call 10/01/23)	1,000	1,128,230
Series B
5.00%, 10/01/41	(Call 10/01/20)	1,000	1,024,190
County of Miami-Dade RB Water & Sewer Revenue
5.00%, 10/01/39	(Call 10/01/20) (AGM)	3,475	3,647,777
Series B
5.00%, 10/01/14	(AGM)	500	514,275
Series C
5.38%, 10/01/24	(Call 10/01/18)	2,500	2,864,075
County of Palm Beach RB Miscellaneous Revenue
5.00%, 05/01/38	(Call 05/01/18)	3,000	3,169,260
County of Seminole RB Water Revenue
5.00%, 10/01/31	(Call 10/01/16)	600	639,582
5.00%, 10/01/36	(Call 10/01/16)	2,020	2,153,320
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
4.25%, 07/01/14		500	507,015
5.00%, 07/01/14		2,000	2,033,180
5.00%, 07/01/15		2,035	2,162,961
5.00%, 07/01/16		2,040	2,251,915
Florida Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 10/01/31	(Call 10/01/18)	450	482,238
5.25%, 10/01/19		1,000	1,192,380
5.25%, 10/01/21	(Call 10/01/18)	180	202,216

40	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

Florida State Board of Education GO
Series A
5.00%, 06/01/16		$3,060	$3,388,216
5.00%, 06/01/17	(Call 06/01/15) (NPFGC-FGIC)	1,000	1,068,480
5.00%, 06/01/18		500	589,120
5.00%, 06/01/21	(Call 06/01/20)	500	587,465
5.00%, 06/01/22		2,000	2,404,860
5.00%, 06/01/34	(Call 06/01/14)	1,000	1,022,560
5.00%, 07/01/39	(Call 07/01/19)	1,000	1,078,240
Series C
5.00%, 06/01/22	(Call 06/01/19)	1,500	1,735,770
5.00%, 06/01/25	(Call 06/01/15) (GTD)	1,455	1,540,481
Series D
5.00%, 06/01/21	(Call 06/01/19)	1,000	1,166,260
5.00%, 06/01/34	(Call 06/01/18)	2,000	2,213,800
5.00%, 06/01/37	(Call 06/01/17)	3,085	3,347,873
Series F
4.00%, 06/01/19		100	114,326
5.00%, 06/01/31	(Call 06/01/21)	1,000	1,109,560
Series H
5.00%, 06/01/40	(Call 06/01/20)	1,000	1,098,330
Florida State Board of Education RB Miscellaneous Revenue
Series E
5.00%, 07/01/20		1,000	1,199,260
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/32	(Call 07/01/17)	1,000	1,098,840
Series B
5.00%, 07/01/16		2,000	2,219,180
Florida State Department of Transportation RB Transit Revenue
Series A
4.75%, 07/01/31	(Call 07/01/16) (NPFGC)	350	367,780
JEA Electric System RB Electric Revenue
Series Three 2010D
5.00%, 10/01/38	(Call 04/01/20)	2,500	2,665,375

Security		Principal (000s)	Value

Series Three 2012B
5.00%, 10/01/39	(Call 10/01/21)	$2,000	$2,127,080
JEA St. Johns River Power Park System RB Electric Power & Light Revenues
Series 21
5.00%, 10/01/20	(Call 04/01/15) (NPFGC)	500	525,450
Series 23
5.00%, 10/01/15		200	215,248
5.00%, 10/01/18		500	589,895
JEA Water & Sewer System RB Water Revenue
Series A
5.00%, 10/01/31	(Call 04/01/21)	1,000	1,079,760
Miami-Dade County Expressway Authority RB Highway Revenue Tolls
5.00%, 07/01/39	(Call 07/01/16) (AMBAC)	1,000	1,024,630
Series A
5.00%, 07/01/35	(Call 07/01/20) (AGM)	975	1,020,737
5.00%, 07/01/40	(Call 07/01/20)	2,000	2,048,980
Miami-Dade County School Board COP Lease Appropriation
Series A
4.00%, 08/01/29	(Call 08/01/22)	1,000	978,770
Miami-Dade County School Board COP Lease Renewal
Series A
5.25%, 02/01/27	(Call 02/01/19) (AGM)	2,690	2,889,437
Series B
5.25%, 05/01/31	(Call 05/01/18) (AGM)	2,250	2,444,580
Miami-Dade County School Board GO
5.00%, 03/15/43	(Call 03/15/23)	2,000	2,102,440
Miami-Dade County Transit System RB Sales Surtax Revenue
5.00%, 07/01/42	(Call 07/01/22)	3,500	3,642,625

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

Orange County School Board COP Lease Appropriation
Series A
5.00%, 08/01/32	(Call 08/01/17) (NPFGC-FGIC)	$2,500	$2,707,825
Orlando Utilities Commission RB Multiple Utility Revenue
5.00%, 10/01/18	(Call 10/01/16)	1,500	1,674,270
Orlando Utilities Commission RB Water Revenue
Series A
5.00%, 10/01/22		1,000	1,198,610
5.00%, 10/01/25		1,500	1,794,300
Series B
5.00%, 10/01/33	(Call 04/01/19)	500	553,670
Orlando-Orange County Expressway Authority RB Highway Revenue Tolls
5.00%, 07/01/22		500	585,585
Series A
5.00%, 07/01/35	(Call 07/01/20)	2,000	2,072,380
5.00%, 07/01/40	(Call 07/01/20)	2,500	2,575,100
Palm Beach County School District COP Lease Appropriation
Series C
4.50%, 08/01/27	(Call 08/01/17) (AMBAC)	300	312,600
Palm Beach County School District COP Lease Renewal
Series E
5.00%, 08/01/32	(Call 08/01/17) (NPFGC)	500	534,965
Palm Beach County Solid Waste Authority RB Resource Recovery Revenue
5.00%, 10/01/24	(Call 10/01/21)	1,000	1,127,440
5.00%, 10/01/31	(Call 10/01/21)	2,890	3,079,468
5.50%, 10/01/22	(Call 10/01/19) (BHAC)	220	265,764
Reedy Creek Improvement District RB Property Tax
Series A
5.00%, 06/01/38	(Call 06/01/23)	1,000	1,054,500

Security		Principal (000s)	Value

Tampa Bay Water RB Utility System Revenue
5.00%, 10/01/38	(Call 10/01/18)	$2,000	$2,157,100
Series A
5.00%, 10/01/16		500	559,790
Series B
5.00%, 10/01/19		1,000	1,197,400
Tampa-Hillsborough County Expressway Authority RB Highway Revenue Tolls
Series A
5.00%, 07/01/37	(Call 07/01/22)	2,000	2,100,020

			125,066,818
GEORGIA — 1.91%
Augusta Georgia RB Water & Sewer Revenue
5.25%, 10/01/39	(Call 10/01/14) (AGM)	1,900	1,945,828
City of Atlanta RB Port Airport & Marina Revenue
Series A
5.00%, 01/01/21		1,000	1,172,060
Series B
5.00%, 01/01/18		1,185	1,369,007
5.00%, 01/01/21	(Call 01/01/20)	1,000	1,152,080
5.00%, 01/01/37	(Call 01/01/22)	1,345	1,416,191
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,039,370
Series C
5.25%, 01/01/30	(Call 01/01/21)	1,835	1,988,131
City of Atlanta RB Water & Wastewater Revenue
Series A
5.50%, 11/01/15	(NPFGC-FGIC)	500	543,465
5.50%, 11/01/18	(NPFGC-FGIC)	100	119,386
6.00%, 11/01/26	(Call 11/01/19)	1,000	1,205,200
6.00%, 11/01/27	(Call 11/01/19)	1,000	1,199,870
6.00%, 11/01/28	(Call 11/01/19)	2,320	2,775,045
6.25%, 11/01/39	(Call 11/01/19)	2,750	3,154,030
County of DeKalb RB Water & Sewerage Revenue
Series B
5.25%, 10/01/32	(Call 10/01/26) (AGM)	2,190	2,500,651

42	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/18	(AGM)	$950	$1,109,742
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/14	(NPFGC)	200	202,496
Georgia State Road & Tollway Authority RB Miscellaneous Taxes
Series A
5.00%, 06/01/16		2,000	2,207,320
5.00%, 06/01/19		1,100	1,305,469
Gwinnett County School District GO
Series A
4.00%, 10/01/15		1,000	1,060,770
4.00%, 10/01/16		510	558,537
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series B
5.00%, 07/01/27	(Call 07/01/17) (AGM)	25	27,311
5.00%, 07/01/28	(Call 07/01/17) (AGM)	950	1,036,516
5.00%, 07/01/37	(Call 07/01/17) (AGM)	4,400	4,656,476
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues
Series A
5.00%, 11/01/24	(Call 11/01/20)	1,000	1,122,580
5.25%, 01/01/17		500	564,955
Series D
5.75%, 01/01/19	(Call 07/01/18)	2,305	2,748,390
5.75%, 01/01/20	(Call 07/01/18)	500	594,775
State of Georgia GO
Series A
5.00%, 07/01/28	(Call 07/01/22)	1,000	1,154,970
Series B
5.00%, 07/01/15		1,000	1,064,980
5.00%, 07/01/18	(Call 07/01/15)	1,215	1,291,399

Security		Principal (000s)	Value

5.00%, 07/01/19	(Call 07/01/15)	$1,000	$1,062,460
5.00%, 01/01/20	(Call 01/01/19)	2,500	2,958,450
5.00%, 01/01/24	(Call 01/01/19)	1,000	1,171,010
Series C
4.00%, 10/01/23	(Call 10/01/22)	2,000	2,243,780
5.00%, 07/01/20	(Call 07/01/17)	2,000	2,282,340
5.00%, 07/01/29	(Call 07/01/21)	1,000	1,135,100
5.50%, 07/01/14		625	636,506
Series E
5.00%, 07/01/14		400	406,680
Series E-2
4.00%, 09/01/16		1,000	1,092,470
4.50%, 09/01/15		800	852,200
Series I
5.00%, 07/01/18		1,000	1,179,800
5.00%, 07/01/20		2,600	3,145,922

			60,453,718
HAWAII — 0.95%
City & County of Honolulu RB Wastewater Revenue
Series A
5.00%, 07/01/36	(Call 07/01/16) (NPFGC)	2,800	2,978,584
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,071,020
State of Hawaii GO
Series DG
5.00%, 07/01/15	(AMBAC)	1,200	1,277,640
Series DJ
5.00%, 04/01/25	(Call 04/01/17) (AMBAC)	1,000	1,122,960
Series DQ
5.00%, 06/01/22	(Call 06/01/19)	500	588,870
Series DY
5.00%, 02/01/18		1,000	1,163,630
5.00%, 02/01/19		2,130	2,526,159
Series DZ
5.00%, 12/01/20		750	903,765
5.00%, 12/01/23	(Call 12/01/21)	1,000	1,179,390
5.00%, 12/01/28	(Call 12/01/21)	500	576,465
5.00%, 12/01/30	(Call 12/01/21)	750	837,000
5.00%, 12/01/31	(Call 12/01/21)	1,500	1,677,090
Series EA
5.00%, 12/01/20		500	602,510

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

Series EE
5.00%, 11/01/29	(Call 11/01/22)	$1,300	$1,478,087
Series EF
5.00%, 11/01/17		1,500	1,738,110
5.00%, 11/01/19		5,000	6,008,600
Series EH
5.00%, 08/01/33	(Call 08/01/23)	500	554,670
State of Hawaii RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/39	(Call 07/01/20)	3,700	3,840,156

			30,124,706
ILLINOIS — 5.19%
Chicago Board of Education COP Lease Non-Terminable
Series A
6.00%, 01/01/20	(NPFGC, GOI)	1,000	1,114,190
Chicago Board of Education GO
Series A
5.00%, 12/01/41	(Call 12/01/21)	2,800	2,779,000
5.00%, 12/01/42	(Call 12/01/22)	2,000	1,978,780
5.50%, 12/01/26	(NPFGC-FGIC)	1,000	1,119,520
Series C
5.00%, 12/01/27	(Call 12/01/18) (AGM)	3,600	3,764,268
5.25%, 12/01/26	(Call 12/01/18)	145	155,531
Series F
5.00%, 12/01/31	(Call 12/01/20)	525	531,867
Chicago Park District GO
Series C
5.25%, 01/01/40	(Call 01/01/21)	1,000	1,040,100
Chicago Transit Authority RB Federal Grant Revenue
5.00%, 06/01/19	(PR 12/01/16) (AMBAC)	55	61,903
5.00%, 06/01/19	(Call 12/01/16) (AMBAC)	270	299,306
City of Chicago GO
Series A
5.00%, 01/01/15	(AGM)	500	518,135
5.00%, 01/01/24	(Call 01/01/16) (AGM)	2,500	2,632,550
5.00%, 01/01/26	(Call 01/01/20) (AGM)	1,000	1,054,250

Security		Principal (000s)	Value

5.00%, 01/01/27	(Call 01/01/20) (AGM)	$1,020	$1,065,053
5.00%, 01/01/29	(Call 01/01/17) (NPFGC-FGIC)	900	916,632
5.00%, 01/01/33	(Call 01/01/22)	1,750	1,769,110
5.00%, 01/01/40	(Call 01/01/21)	1,000	994,190
City of Chicago RB Port Airport & Marina Revenue
5.75%, 01/01/43	(Call 01/01/23)	1,000	1,037,070
Series A
5.00%, 01/01/21	(Call 01/01/16) (AMBAC)	500	532,890
5.00%, 01/01/33	(Call 01/01/16) (NPFGC-FGIC)	1,500	1,520,175
5.00%, 01/01/38	(Call 01/01/18) (AGM)	500	508,525
5.75%, 01/01/39	(Call 01/01/21)	500	533,995
Series B
5.00%, 01/01/19	(Call 01/01/17) (AGM)	1,270	1,416,888
5.00%, 01/01/20	(Call 01/01/17) (AGM)	510	567,768
5.25%, 01/01/15	(NPFGC-FGIC)	510	531,293
5.25%, 01/01/17	(NPFGC)	1,050	1,181,639
5.25%, 01/01/18	(NPFGC)	820	947,986
Series C
5.25%, 01/01/35	(Call 01/01/20) (AGM)	3,500	3,618,790
6.50%, 01/01/41	(Call 01/01/21)	1,560	1,791,317
Series D
5.00%, 01/01/44	(Call 01/01/23)	1,500	1,535,430
Series F
5.00%, 01/01/35	(Call 01/01/20)	1,000	1,019,710
5.00%, 01/01/40	(Call 01/01/20)	610	620,773
City of Chicago RB Sales Tax Revenue
Series A
5.00%, 01/01/41	(Call 01/01/22)	2,000	2,064,000
City of Chicago RB Sewer Revenue
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,014,180
City of Chicago RB Water Revenue
5.00%, 11/01/42	(Call 11/01/22)	2,500	2,538,525
5.25%, 11/01/38	(Call 11/01/18)	1,000	1,032,940

44	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

County of Cook GO
5.25%, 12/01/43	(Call 12/01/23)	$1,075	$1,122,483
Series A
4.75%, 11/15/30	(Call 05/15/16) (AMBAC)	500	504,885
4.75%, 11/15/31	(Call 05/15/16) (AMBAC)	535	539,323
5.00%, 11/15/19		500	582,145
5.00%, 11/15/26	(Call 05/15/16) (AMBAC)	1,575	1,632,613
5.25%, 11/15/22	(Call 11/15/20)	1,000	1,138,720
5.25%, 11/15/28	(Call 11/15/21)	500	546,655
Series B
5.00%, 11/15/29	(PR 11/15/14) (NPFGC)	765	791,477
Series C
5.00%, 11/15/29	(Call 11/15/22)	1,250	1,341,125
Illinois Finance Authority RB College & University Revenue
Series A
5.25%, 10/01/52	(Call 04/01/23)	1,000	1,051,580
Illinois Municipal Electric Agency RB Electric Power & Light Revenues
Series A
5.00%, 02/01/35	(Call 02/01/17) (NPFGC-FGIC)	2,700	2,770,713
Illinois State Toll Highway Authority RB Highway Revenue Tolls
Series A
5.00%, 12/01/19		2,250	2,686,207
5.00%, 01/01/21	(PR 07/01/15) (AGM)	1,000	1,064,420
5.00%, 01/01/22	(PR 07/01/15) (AGM)	500	532,210
5.00%, 12/01/22		1,000	1,189,660
5.00%, 01/01/23	(PR 07/01/15) (AGM)	1,225	1,303,915
5.00%, 01/01/38	(Call 01/01/23)	1,000	1,039,780
Series A-1
5.00%, 01/01/23	(Call 07/01/16) (AGM)	50	54,667
5.00%, 01/01/24	(Call 07/01/16) (AGM)	2,700	2,925,909

Security		Principal (000s)	Value

5.00%, 01/01/26	(PR 07/01/16) (AGM)	$6,970	$7,723,387
5.00%, 01/01/28	(Call 01/01/20)	1,000	1,072,030
5.00%, 01/01/31	(Call 01/01/20)	700	740,971
Series A-2
5.00%, 01/01/27	(PR 07/01/16) (AGM)	2,800	3,102,652
5.00%, 01/01/28	(PR 07/01/16) (AGM)	1,800	1,994,562
5.00%, 01/01/31	(PR 07/01/16) (AGM)	7,030	7,789,873
Series B
5.00%, 12/01/17		1,000	1,157,450
5.50%, 01/01/33	(Call 01/01/18)	1,000	1,093,840
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
Series A
0.00%, 12/15/15	(NPFGC)	470	461,173
0.00%, 12/15/22	(NPFGC)	340	244,701
5.50%, 06/15/29	(NPFGC-FGIC)	2,000	2,277,440
Metropolitan Pier & Exposition Authority RB Port Airport & Marina Revenue
Series B
0.00%, 12/15/51		10,000	1,138,300
5.00%, 12/15/22	(Call 06/15/17)	1,000	1,117,850
Metropolitan Pier & Exposition Authority RB Sales Tax Revenue
0.00%, 06/15/28	(NPFGC)	1,295	667,961
Series A
0.00%, 06/15/31	(NPFGC)	1,035	434,607
0.00%, 12/15/34	(NPFGC)	3,000	1,014,870
0.00%, 06/15/36	(NPFGC)	2,800	862,764
0.00%, 06/15/37	(NPFGC)	415	119,931
0.00%, 06/15/40	(NPFGC)	3,500	819,035
5.50%, 06/15/50	(Call 06/15/20)	2,000	2,062,000
Series B
0.00%, 06/15/26	(AGM)	2,000	1,166,000
0.00%, 06/15/27	(AGM)	1,000	548,090
0.00%, 06/15/43	(AGM)	2,000	384,320
0.00%, 06/15/45	(AGM)	500	84,810
0.00%, 06/15/46	(AGM)	1,600	256,432

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

5.00%, 06/15/50	(Call 06/15/20)	$1,500	$1,500,690
5.25%, 06/15/50	(Call 06/15/20)	1,500	1,524,795
Metropolitan Water Reclamation District of Greater Chicago GO
5.00%, 12/01/26	(Call 06/01/16)	1,000	1,069,180
5.00%, 12/01/27	(Call 06/01/16)	875	929,040
5.00%, 12/01/29	(Call 06/01/16)	1,350	1,436,157
5.00%, 12/01/35	(PR 12/01/16)	2,040	2,296,040
Series B
5.00%, 12/01/30	(Call 12/01/21)	710	773,211
Metropolitan Water Reclamation District of Greater Chicago GOL
5.00%, 12/01/33	(PR 12/01/16)	1,500	1,688,265
Series B
5.00%, 12/01/32	(Call 12/01/21)	1,000	1,077,140
Series C
5.25%, 12/01/32		780	905,486
Northern Illinois Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 01/01/42	(Call 01/01/18) (NPFGC)	355	358,717
Regional Transportation Authority RB Sales Tax Revenue
5.75%, 06/01/21	(AGM)	500	617,900
5.75%, 06/01/23	(AGM)	1,000	1,240,020
State of Illinois GO
3.00%, 02/01/16		1,000	1,046,510
5.00%, 01/01/15		590	613,340
5.00%, 01/01/17	(AGM)	1,500	1,667,220
5.00%, 07/01/19		1,000	1,159,490
5.00%, 08/01/19		2,050	2,375,991
5.00%, 01/01/20	(AGM)	500	573,385
5.00%, 08/01/21		2,000	2,287,000
5.00%, 01/01/22	(Call 01/01/20)	1,500	1,649,475
5.00%, 08/01/22		580	654,884
5.00%, 02/01/24		2,500	2,788,925
5.00%, 08/01/24	(Call 08/01/22)	2,000	2,197,420
5.00%, 02/01/39	(Call 02/01/24)	500	508,990
5.25%, 07/01/29	(Call 07/01/23)	2,000	2,144,800
5.50%, 07/01/27	(Call 07/01/23)	660	737,048
5.50%, 07/01/38	(Call 07/01/23)	1,000	1,062,190

Security		Principal (000s)	Value

Series A
5.00%, 06/01/16		$100	$109,774
5.00%, 03/01/34	(Call 03/31/14)	4,985	4,986,246
Series B
5.00%, 03/01/14		1,640	1,640,656
State of Illinois RB Federal Grant Revenue
Series A
5.00%, 06/15/14		1,000	1,014,380
5.00%, 06/15/15		1,000	1,062,050
Series B
5.00%, 06/15/17	(Call 12/15/16)	1,500	1,689,540
5.00%, 12/15/17	(Call 12/15/16)	500	561,950
5.00%, 12/15/18	(Call 06/15/16)	500	547,645
5.00%, 12/15/19	(Call 06/15/15)	2,000	2,111,960
State of Illinois RB Miscellaneous Revenue
Series A
5.00%, 12/15/15		1,000	1,085,190
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/15		300	318,576
5.00%, 06/15/19		500	590,990
5.00%, 06/15/26	(Call 06/15/23)	1,500	1,706,295
Series B
5.25%, 06/15/34	(Call 06/15/19)	2,000	2,170,180
Village of Schaumburg GO
Series B
5.25%, 12/01/34	(PR 12/01/14) (NPFGC-FGIC)	645	669,839

			164,110,395
INDIANA — 0.61%
Indiana Finance Authority RB Lease Appropriation
Series A
4.50%, 12/01/23	(Call 12/01/16) (NPFGC-FGIC)	1,000	1,083,510
4.50%, 12/01/24	(Call 12/01/16) (NPFGC-FGIC)	4,450	4,810,228
Indiana Finance Authority RB Miscellaneous Revenue
5.00%, 02/01/32	(Call 02/01/23)	1,000	1,119,800
Series A
5.25%, 02/01/17		705	803,023

46	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

Indiana Finance Authority RB Sewer Revenue
Series B
5.00%, 10/01/41	(Call 10/01/21)	$1,000	$1,035,060
Indiana Finance Authority RB Water Revenue
Series A
5.00%, 02/01/20		1,000	1,197,520
Indiana Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 01/01/37	(Call 01/01/17) (NPFGC)	500	519,410
5.00%, 01/01/42	(Call 01/01/17) (NPFGC)	1,500	1,548,060
Indianapolis Local Public Improvement Bond Bank RB Water Revenue
Series A
5.45%, 01/01/35	(PR 07/01/17) (NPFGC)	1,500	1,744,110
5.75%, 01/01/38	(Call 01/01/19)	5,000	5,411,100

			19,271,821
IOWA — 0.02%
State of Iowa RB General Fund Revenue
Series A
5.00%, 06/01/27	(Call 06/01/19)	500	570,970

			570,970
KANSAS — 0.07%
Kansas Development Finance Authority RB Miscellaneous Revenue
5.00%, 03/01/21	(Call 03/01/20)	450	532,579
Kansas State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 09/01/16		1,000	1,117,170
5.00%, 03/01/22	(PR 03/01/14)	660	660,271

			2,310,020

Security		Principal (000s)	Value

KENTUCKY — 0.28%
Kentucky Asset Liability Commission RB Miscellaneous Revenue
First Series
5.25%, 09/01/18	(NPFGC)	$320	$377,776
Kentucky Public Transportation Infrastructure Authority RB Highway Revenue Tolls
5.00%, 07/01/17		1,000	1,117,110
5.75%, 07/01/49	(Call 07/01/23)	1,000	1,051,740
Kentucky State Property & Buildings Commission RB Lease Appropriation
5.25%, 10/01/14	(AGM)	500	514,875
Kentucky State Property & Buildings Commission RB Lease Renewal
5.00%, 11/01/20	(Call 11/01/18)	1,600	1,845,760
5.38%, 11/01/23	(Call 11/01/18)	1,000	1,166,010
Series A
5.00%, 08/01/19		1,000	1,181,950
Louisville & Jefferson County Metropolitan Sewer District RB Sewer Revenue
Series A
5.00%, 05/15/30	(Call 11/15/21)	500	551,360
5.00%, 05/15/34	(Call 11/15/21)	1,000	1,082,310

			8,888,891
LOUISIANA — 0.74%
East Baton Rouge Sewerage Commission RB Sewer Revenue
Series A
5.25%, 02/01/39	(Call 02/01/19)	1,000	1,078,510
Louisiana Local Government Environmental Facilities & Community Development Authority RB Sewer Revenue
Series A
4.00%, 02/01/48	(Call 02/01/23)	1,000	893,320
Louisiana State Citizens Property Insurance Corp. RB Miscellaneous Revenue
Series B
5.00%, 06/01/15	(AMBAC)	425	447,198

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

5.00%, 06/01/16	(AMBAC)	$275	$299,778
5.00%, 06/01/17	(Call 06/01/16) (AMBAC)	370	402,468
5.00%, 06/01/18	(Call 06/01/16) (AMBAC)	600	651,186
5.00%, 06/01/21	(Call 06/01/16) (AMBAC)	1,000	1,077,260
5.00%, 06/01/22	(Call 06/01/16) (AMBAC)	500	537,820
State of Louisiana GO
Series A
4.00%, 08/01/31	(Call 08/01/22)	1,000	1,025,900
5.00%, 08/01/15	(NPFGC)	2,230	2,383,937
5.00%, 08/01/18	(Call 08/01/15) (NPFGC)	450	480,627
5.00%, 11/15/21	(Call 05/15/20)	2,000	2,363,440
Series C
5.00%, 07/15/24	(Call 07/15/22)	1,000	1,175,620
State of Louisiana RB Fuel Sales Tax Revenue
Series A
5.00%, 05/01/31	(Call 05/01/16) (AGM)	710	753,274
5.00%, 05/01/41	(Call 05/01/16) (NPFGC-FGIC)	750	796,867
Series A-1
4.00%, 05/01/35	(Call 05/01/22)	1,000	1,004,810
5.00%, 05/01/24	(Call 05/01/22)	1,000	1,173,560
5.00%, 05/01/25	(Call 05/01/22)	1,000	1,164,250
Series B
5.00%, 05/01/34	(Call 05/01/20)	1,915	2,130,284
5.00%, 05/01/45	(Call 05/01/20)	3,250	3,413,377

			23,253,486
MARYLAND — 1.72%
City of Baltimore RB Water Revenue
Series A
5.00%, 07/01/43	(Call 01/01/24)	1,000	1,078,110
County of Montgomery GO
Series A
5.00%, 07/01/15		500	532,490
5.00%, 07/01/21		500	607,860

Security		Principal (000s)	Value

Maryland State Department of Transportation RB Income Tax Revenue
5.00%, 02/15/23	(Call 02/15/18)	$2,500	$2,837,825
Maryland State Department of Transportation RB Miscellaneous Taxes
5.00%, 05/01/14		275	277,354
Maryland State Department of Transportation RB Transit Revenue
5.00%, 05/01/16		2,500	2,757,425
Maryland State Transportation Authority RB Miscellaneous Revenue
5.00%, 03/01/17		1,000	1,134,330
Maryland State Transportation Authority RB Transit Revenue
5.00%, 07/01/38	(Call 07/01/18) (AGM)	2,000	2,146,880
State of Maryland GO
4.00%, 08/15/21		3,000	3,438,090
4.00%, 08/15/22		1,000	1,140,340
5.00%, 02/15/17	(PR 02/15/15)	260	272,194
5.00%, 03/01/19		2,525	3,016,391
5.00%, 03/01/21	(Call 03/01/20)	1,250	1,486,925
First Series
5.00%, 03/15/17		450	512,271
5.00%, 03/15/18	(PR 03/15/17)	1,060	1,205,305
5.00%, 03/15/21	(PR 03/15/17)	2,225	2,530,003
5.00%, 03/15/22	(PR 03/15/17)	1,390	1,580,541
First Series A
5.25%, 03/01/16		400	440,128
First Series C
4.00%, 08/15/16		2,000	2,182,580
Second Series
5.00%, 07/15/14		1,790	1,823,276
5.00%, 08/01/15		1,500	1,603,365
5.00%, 08/01/16		500	557,080
Second Series A
5.00%, 08/01/17	(PR 08/01/15)	1,410	1,506,049
Second Series B
5.00%, 03/15/22	(Call 03/15/19)	2,000	2,305,520

48	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

Second Series C
5.00%, 11/01/16		$540	$607,354
Second Series E
4.00%, 08/01/14		2,175	2,210,909
5.00%, 08/01/19		1,000	1,204,510
Series A
5.00%, 08/01/16	(PR 08/01/15)	210	224,305
Series B
5.00%, 08/01/17		1,000	1,152,300
5.00%, 08/01/19		2,500	3,011,275
Series C
5.00%, 11/01/17		2,700	3,134,997
5.00%, 11/01/18		2,000	2,377,840
5.00%, 03/01/20	(PR 03/01/19)	1,120	1,333,539
Series E
5.00%, 08/01/15		400	427,564
Third Series C
5.00%, 11/01/19		1,500	1,813,530

			54,470,455
MASSACHUSETTS — 4.96%
Commonwealth of Massachusetts GO
Series A
5.00%, 03/01/21	(PR 03/01/15) (AGM)	1,750	1,833,913
5.00%, 03/01/22	(PR 03/01/15)	850	891,557
5.00%, 03/01/24	(PR 03/01/15) (AGM)	500	524,445
5.00%, 03/01/25	(PR 03/01/15)	350	367,112
5.00%, 09/01/28	(Call 09/01/18)	4,410	4,945,242
5.00%, 03/01/34	(Call 03/01/19)	460	509,754
5.00%, 03/01/39	(Call 03/01/19)	1,975	2,122,315
Series B
5.00%, 11/01/15		1,100	1,188,946
5.25%, 09/01/23	(AGM)	215	265,031
5.25%, 09/01/24	(AGM)	1,800	2,221,812
Series C
5.00%, 09/01/22	(PR 09/01/15)	625	670,356
5.50%, 12/01/17	(AGM)	600	708,264
5.50%, 12/01/22	(AGM)	1,000	1,248,140
5.50%, 12/01/22	(AMBAC)	1,300	1,622,582
5.50%, 12/01/23	(AMBAC)	900	1,132,326
Series D
5.00%, 08/01/22	(PR 08/01/16)	200	222,478

Security		Principal (000s)	Value

5.50%, 10/01/16		$2,450	$2,778,618
5.50%, 10/01/18		400	482,676
5.50%, 10/01/19	(AMBAC)	1,355	1,667,097
Series E
5.00%, 11/01/25	(AMBAC)	2,115	2,532,374
Commonwealth of Massachusetts GOL
Series A
5.25%, 08/01/21		600	732,966
5.50%, 08/01/30	(AMBAC)	1,100	1,387,265
Series B
5.00%, 08/01/24	(PR 08/01/14)	415	423,520
5.25%, 08/01/16	(AGM)	1,135	1,271,427
5.25%, 08/01/20		845	1,029,083
5.25%, 08/01/21		425	519,184
5.25%, 08/01/21	(AGM)	1,200	1,465,932
5.25%, 08/01/22		1,100	1,347,082
Series C
5.00%, 09/01/25	(PR 09/01/15)	700	750,799
5.25%, 08/01/25	(Call 08/01/17) (AGM)	3,300	3,756,489
5.50%, 11/01/14	(NPFGC-FGIC)	3,000	3,108,780
5.50%, 11/01/15	(GOI)	250	272,305
Series D
4.75%, 08/01/24	(PR 08/01/16)	1,000	1,106,360
5.00%, 10/01/24	(Call 10/01/21)	1,000	1,188,610
5.00%, 08/01/33	(Call 08/01/21)	7,500	8,255,550
5.50%, 08/01/17		1,000	1,167,090
5.50%, 10/01/17		1,050	1,232,522
Series E
4.50%, 08/01/43	(Call 08/01/21)	2,075	2,102,390
5.00%, 12/01/15		1,050	1,138,862
5.00%, 08/01/35	(Call 08/01/21)	1,650	1,802,658
5.00%, 08/01/39	(Call 08/01/21)	2,500	2,699,150
5.00%, 08/01/40	(Call 08/01/21)	2,165	2,330,189
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.50%, 06/01/16	(AGM)	1,000	1,116,340
Commonwealth of Massachusetts RB Hotel Occupancy Tax
5.50%, 01/01/30	(NPFGC-FGIC)	1,110	1,318,347
5.50%, 01/01/34	(NPFGC-FGIC)	1,500	1,774,125

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

Commonwealth of Massachusetts SO Miscellaneous Revenue
5.00%, 12/15/14	(AGM)	$1,875	$1,946,981
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/28		130	153,530
5.00%, 07/01/31	(PR 07/01/15)	900	958,608
5.00%, 07/01/31		3,070	3,553,771
5.00%, 07/01/34	(PR 07/01/14)	1,000	1,016,660
5.25%, 07/01/21		765	936,046
Series B
5.00%, 07/01/15		275	292,985
5.25%, 07/01/14		4,645	4,726,380
5.25%, 07/01/17		600	694,542
5.25%, 07/01/19		1,395	1,689,666
5.25%, 07/01/21		1,400	1,713,026
Series C
5.00%, 07/01/31	(PR 07/01/18)	1,000	1,176,980
5.00%, 07/01/34	(PR 07/01/18)	2,450	2,883,601
5.50%, 07/01/15		1,000	1,072,100
5.50%, 07/01/16		1,290	1,448,348
5.50%, 07/01/17	(ETM)	10	11,655
Massachusetts Bay Transportation Authority RB Transit Revenue
Series B
5.25%, 07/01/21		200	244,718
Massachusetts Municipal Wholesale Electric Co. RB Nuclear Revenue
Series A
5.00%, 07/01/15		1,775	1,886,115
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
4.50%, 08/15/35	(Call 08/15/17) (AMBAC)	3,000	3,045,120
5.00%, 08/15/14	(AGM)	635	649,332
5.00%, 08/15/17	(PR 08/15/15) (AGM)	1,000	1,070,210
5.00%, 08/15/21	(PR 08/15/15) (AGM)	2,000	2,140,420
5.00%, 08/15/25	(Call 08/15/22)	3,000	3,523,380
5.00%, 08/15/26	(Call 08/15/22)	1,000	1,165,090

Security		Principal (000s)	Value

5.00%, 08/15/30	(PR 08/15/15) (AGM)	$4,800	$5,137,008
5.00%, 08/15/30	(Call 08/15/15) (AGM)	200	211,560
5.00%, 08/15/37	(Call 08/15/17) (AMBAC)	2,850	3,059,475
5.00%, 05/15/43	(Call 05/15/23)	1,000	1,077,980
Series B
5.00%, 08/15/19		2,000	2,401,120
5.00%, 10/15/19		1,000	1,203,450
5.00%, 10/15/21		1,035	1,247,092
5.00%, 08/15/28	(Call 08/15/22)	1,000	1,149,620
5.00%, 08/15/30	(Call 08/15/22)	4,000	4,520,600
5.00%, 10/15/35	(Call 10/15/21)	1,000	1,091,950
5.00%, 10/15/41	(Call 10/15/21)	2,750	2,955,370
Massachusetts State College Building Authority RB College & University Revenue
Series B
5.00%, 05/01/43	(Call 05/01/22)	750	803,978
Massachusetts State Department of Transportation RB Highway Revenue Tolls
Series B
5.00%, 01/01/18		720	827,971
5.00%, 01/01/27	(Call 01/01/20)	2,175	2,367,487
5.00%, 01/01/37	(Call 01/01/20)	1,000	1,043,640
Massachusetts State Turnpike Authority RB Highway Revenue Tolls
Series A
0.00%, 01/01/28	(NPFGC)	1,000	587,480
5.00%, 01/01/20	(ETM)	265	299,948
Massachusetts Water Pollution Abatement Trust RB Water Revenue
5.25%, 08/01/21		500	616,490
Series A
5.25%, 08/01/15		1,880	2,016,187
5.25%, 08/01/19		1,000	1,217,050
Massachusetts Water Resources Authority RB General Revenue
Series J
5.25%, 08/01/16		1,365	1,528,008

50	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

5.25%, 08/01/17	(AGM)	$500	$579,465
Massachusetts Water Resources Authority RB Water Revenue
Series A
5.00%, 08/01/40	(Call 08/01/20) (GOI)	1,700	1,814,274
Series B
5.00%, 08/01/21	(Call 08/01/19) (GOI)	500	577,750
5.00%, 08/01/36	(Call 08/01/21) (GOI)	1,000	1,086,410
5.00%, 08/01/39	(Call 08/01/19) (GOI)	1,445	1,558,302
5.25%, 08/01/23	(AGM)	1,000	1,226,810
5.25%, 08/01/28	(AGM)	1,000	1,191,110
5.25%, 08/01/31	(AGM)	800	945,040
Series C
5.25%, 08/01/42	(Call 08/01/21) (GOI)	1,000	1,098,440
Metropolitan Boston Transit Parking Corp. RB Auto Parking Revenue
5.25%, 07/01/33	(Call 07/01/21)	2,000	2,168,180

			156,840,572
MICHIGAN — 0.97%
City of Detroit GOL
5.00%, 11/01/30	(Call 11/01/20)	1,000	1,011,240
Detroit City School District GO
Series A
5.00%, 05/01/15	(AGM)	185	193,086
5.25%, 05/01/30	(AGM)	2,500	2,660,225
Michigan Finance Authority RB Miscellaneous Revenue
5.00%, 07/01/20	(Call 07/01/19)	4,500	5,308,110
5.00%, 07/01/22	(Call 07/01/16)	2,000	2,203,380
Series A
5.00%, 07/01/14		650	660,829
5.00%, 01/01/16		1,000	1,088,000
5.00%, 01/01/17		975	1,102,189
5.00%, 07/01/18		2,000	2,359,600
Series B
5.00%, 01/01/22	(Call 01/01/18)	1,780	2,019,535

Security		Principal (000s)	Value

Michigan State Building Authority RB Lease Appropriation
Series I
5.00%, 10/15/29	(Call 10/15/23)	$1,000	$1,084,220
Michigan State Building Authority RB Lease Revenue
0.00%, 10/15/30	(Call 10/15/16) (NPFGC-FGIC)	500	222,125
Series I
5.00%, 10/15/33	(Call 10/15/15) (AMBAC)	1,650	1,728,672
Series IA
5.00%, 10/15/32	(Call 10/15/16) (NPFGC-FGIC)	1,270	1,342,860
Series II
5.00%, 10/15/33	(Call 10/15/15) (AMBAC)	1,000	1,047,680
5.38%, 10/15/41	(Call 10/15/21)	2,000	2,157,380
State of Michigan GO
5.50%, 12/01/14		500	520,315
Series A
5.00%, 05/01/17		200	228,088
5.00%, 05/01/19	(Call 05/01/18)	230	265,452
5.00%, 11/01/20	(Call 11/01/18)	760	868,718
5.25%, 11/01/22	(Call 11/01/18)	200	224,584
State of Michigan RB Federal Grant Revenue
5.25%, 09/15/20	(Call 09/15/17) (AGM)	310	349,252
State of Michigan RB Transit Revenue
5.00%, 11/01/20	(Call 11/01/19)	1,600	1,854,032
State of Michigan RB Trunk Line Revenue
Series B
5.00%, 09/01/15	(AGM)	250	267,772

			30,767,344
MINNESOTA — 0.73%
Minneapolis-St. Paul Metropolitan Airports Commission RB Port Airport & Marina Revenue
Series B
4.50%, 01/01/32	(Call 01/01/17) (NPFGC-FGIC)	1,000	1,005,780

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

Minnesota Public Facilities Authority RB Water Revenue
Series A
5.00%, 03/01/20		$1,000	$1,202,010
Series B
5.00%, 03/01/19		510	609,251
Southern Minnesota Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.25%, 01/01/15	(AMBAC)	1,000	1,042,180
5.25%, 01/01/17	(AMBAC)	1,500	1,692,585
State of Minnesota GO
5.00%, 08/01/15		500	534,445
5.00%, 08/01/17		800	920,960
5.00%, 08/01/25	(Call 08/01/17)	2,000	2,253,420
Series A
5.00%, 08/01/15		535	571,856
5.00%, 08/01/16		200	222,676
5.00%, 08/01/18		400	472,472
5.00%, 08/01/19		1,000	1,203,350
5.00%, 08/01/25	(Call 08/01/20)	1,600	1,883,888
Series D
5.00%, 08/01/14		200	204,152
5.00%, 08/01/15		400	427,556
5.00%, 08/01/20		640	774,195
Series F
5.00%, 10/01/17		5,000	5,785,300
Series H
5.00%, 11/01/19		500	603,900
State of Minnesota RB Lease Appropriation
Series B
5.00%, 03/01/19		500	593,535
5.00%, 03/01/29	(Call 03/01/22)	1,000	1,127,780

			23,131,291
MISSISSIPPI — 0.12%
Mississippi Development Bank RB Electric Power & Light Revenues
5.00%, 03/01/41	(Call 03/01/16) (SGI)	250	252,518
State of Mississippi GO
Series A
5.00%, 10/01/31	(Call 10/01/21)	1,000	1,118,290

Security		Principal (000s)	Value

5.00%, 10/01/36	(Call 10/01/21)	$1,000	$1,095,030
5.25%, 11/01/15		1,250	1,355,200

			3,821,038
MISSOURI — 0.48%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District RB Sales Tax Revenue
Series A
5.00%, 10/01/33	(Call 10/01/22)	2,000	2,172,920
City of Kansas City RB Miscellaneous Revenue
Series C
5.25%, 04/01/40	(Call 04/01/18)	500	533,255
Metropolitan St. Louis Sewer District RB Sewer Revenue
Series A
5.00%, 05/01/42	(Call 05/01/22)	1,000	1,080,680
Missouri Highway & Transportation Commission RB Fuel Sales Tax Revenue
5.00%, 02/01/15		1,000	1,044,990
Missouri Highway & Transportation Commission RB Highway Revenue Tolls
5.25%, 05/01/18	(Call 05/01/17)	600	687,456
Series B
5.00%, 05/01/26	(Call 05/01/16)	5,000	5,424,450
Missouri Joint Municipal Electric Utility Commission RB Electric Power & Light Revenues
5.00%, 01/01/34	(Call 01/01/16) (NPFGC)	2,000	2,025,840
Series A
5.00%, 01/01/42	(Call 01/01/17) (AMBAC)	2,000	2,082,980

			15,052,571
NEBRASKA — 0.19%
City of Lincoln RB Electric Power & Light Revenues
5.00%, 09/01/37	(Call 09/01/22)	1,000	1,088,060
Omaha Public Power District RB Electric Power & Light Revenues
Series A
5.00%, 02/01/16		605	659,964

52	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

5.00%, 02/01/37	(Call 02/01/22)	$2,000	$2,154,340
Series AA
4.50%, 02/01/38	(Call 02/01/15) (NPFGC-FGIC)	1,000	999,970
Series B
5.00%, 02/01/42	(Call 02/01/21)	1,000	1,068,040

			5,970,374
NEVADA — 0.75%
Clark County RB Port Airport & Marina Revenue
Series B
5.13%, 07/01/36	(Call 01/01/20)	4,480	4,716,141
Series C
5.00%, 07/01/23	(Call 07/01/19) (AGM)	500	567,220
Clark County School District GOL
Series A
5.00%, 06/15/22	(Call 06/15/18)	1,500	1,699,980
5.00%, 06/15/25	(Call 06/15/17) (NPFGC-FGIC)	1,350	1,525,932
5.00%, 06/15/27	(Call 06/15/18)	5,000	5,609,250
5.25%, 06/15/15	(NPFGC-FGIC)	1,500	1,597,140
Series C
5.00%, 06/15/22	(PR 12/15/15) (AGM)	1,200	1,302,036
5.00%, 06/15/23	(PR 12/15/15) (AGM)	1,000	1,085,030
Clark County Water Reclamation District GO
Series A
5.25%, 07/01/38	(Call 07/01/19)	1,000	1,122,070
Las Vegas Valley Water District GOL Series B
5.00%, 06/01/42	(Call 06/01/22)	1,000	1,057,420
State of Nevada GOL
5.00%, 06/01/27	(Call 06/01/18)	3,000	3,327,660

			23,609,879
NEW HAMPSHIRE — 0.00%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series A
5.00%, 08/15/17		25	28,777

			28,777

Security		Principal (000s)	Value

NEW JERSEY — 5.35%
Essex County Improvement Authority RB General Fund
5.25%, 12/15/20	(AMBAC)	$1,000	$1,209,100
Garden State Preservation Trust RB Open Space & Farmland Preservation Revenue
Series A
5.75%, 11/01/28	(AGM)	1,500	1,868,535
Series C
5.25%, 11/01/20	(AGM)	700	853,419
Garden State Preservation Trust RB Sales Tax Revenue
Series C
5.13%, 11/01/16	(AGM)	1,865	2,101,165
5.13%, 11/01/18	(AGM)	500	595,040
New Jersey Economic Development Authority RB Appropriations
Series NN
5.00%, 03/01/19		3,000	3,515,430
5.00%, 03/01/21		2,000	2,337,920
5.00%, 03/01/24	(Call 03/01/23)	1,500	1,717,680
5.00%, 03/01/28	(Call 03/01/23)	5,000	5,510,200
5.00%, 03/01/30	(Call 03/01/23)	2,000	2,170,500
New Jersey Economic Development Authority RB Federal Grant Revenue
Series Y
5.00%, 09/01/33	(Call 09/01/18)	820	864,108
New Jersey Economic Development Authority RB General Fund
Series O
5.13%, 03/01/28	(PR 03/01/15)	1,500	1,575,120
5.25%, 03/01/22	(PR 03/01/15)	1,610	1,692,641
New Jersey Economic Development Authority RB Lease Revenue
5.00%, 06/15/46	(Call 06/15/23)	1,000	1,071,680
New Jersey Economic Development Authority RB Miscellaneous Revenue
5.00%, 03/01/26	(Call 03/01/22)	1,000	1,114,210
Series A
5.00%, 07/01/29	(Call 07/01/14) (NPFGC)	200	202,506

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

5.25%, 07/01/15	(Call 07/01/14) (NPFGC)	$500	$508,680
5.25%, 07/01/16	(Call 07/01/14) (NPFGC)	380	386,357
5.25%, 07/01/17	(Call 07/01/14) (NPFGC)	3,050	3,100,599
Series AA
5.50%, 12/15/29	(Call 06/15/19)	250	274,733
Series DD
5.00%, 12/15/17		1,250	1,443,863
Series EE
5.25%, 09/01/24	(Call 03/01/21)	750	853,230
Series GG
5.00%, 09/01/21	(Call 03/01/21) (SAP)	1,000	1,163,980
5.00%, 09/01/22	(Call 03/01/21) (SAP)	250	285,118
5.25%, 09/01/25	(Call 03/01/21) (SAP)	1,825	2,059,421
5.25%, 09/01/27	(Call 03/01/21) (SAP)	585	650,567
Series K
5.25%, 12/15/16	(Call 12/15/15) (AMBAC)	3,655	3,980,514
5.25%, 12/15/20	(AMBAC)	500	599,270
5.50%, 12/15/19	(AMBAC)	1,500	1,818,270
Series N-1
5.50%, 09/01/26	(AMBAC)	1,000	1,189,250
Series W
5.00%, 03/01/16		385	420,524
5.00%, 03/01/19	(Call 03/01/18)	2,165	2,474,811
New Jersey Economic Development Authority RB Special Assessment
Series A
6.38%, 04/01/31	(PR 05/15/14)	1,155	1,170,465
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/14		500	506,640
5.00%, 06/15/19		1,055	1,218,251
5.00%, 06/15/22	(AGM)	1,500	1,710,585
5.00%, 06/15/23	(Call 06/15/22)	1,000	1,112,910
5.00%, 06/15/25	(Call 06/15/22)	1,000	1,075,020

Security		Principal (000s)	Value

5.00%, 06/15/26	(Call 06/15/22)	$500	$532,375
5.00%, 06/15/28	(Call 06/15/22)	1,050	1,108,275
5.38%, 06/15/14	(ETM)	1,575	1,599,602
5.38%, 06/15/15	(ETM)	1,000	1,067,330
5.75%, 06/15/29	(PR 06/15/14)	2,750	2,796,007
New Jersey Educational Facilities Authority RB College & University Revenue
4.38%, 09/01/20	(Call 09/01/16) (AGM)	505	546,910
Series B
4.50%, 07/01/37	(PR 07/01/16) (NPFGC)	620	679,030
New Jersey Educational Facilities Authority RB Miscellaneous Revenue
Series A
5.00%, 09/01/15	(AGM)	505	540,082
5.00%, 09/01/16	(Call 09/01/15) (AGM)	225	240,300
5.00%, 09/01/17	(Call 09/01/15) (AGM)	500	533,060
New Jersey State Turnpike Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/20	(Call 01/01/15) (AGM)	2,700	2,795,148
5.00%, 01/01/32	(Call 01/01/22)	1,000	1,075,050
5.00%, 01/01/35	(Call 01/01/22)	2,000	2,127,840
5.00%, 01/01/38	(Call 07/01/22)	2,000	2,118,720
5.00%, 01/01/43	(Call 07/01/22)	3,000	3,160,770
Series B
5.00%, 01/01/25	(Call 01/01/23)	1,000	1,152,600
5.00%, 01/01/27	(Call 01/01/23)	800	902,216
5.00%, 01/01/28	(Call 01/01/23)	2,500	2,793,025
5.00%, 01/01/29	(Call 01/01/23)	400	443,024
Series H
5.00%, 01/01/36	(Call 01/01/19)	1,500	1,574,115
Series I
5.00%, 01/01/31	(Call 01/01/20)	1,970	2,105,477

54	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

New Jersey State Turnpike Authority RB Miscellaneous Revenue
Series E
5.25%, 01/01/40	(Call 01/01/19)	$1,500	$1,606,200
New Jersey State University of Rutgers RB University Revenue
Series L
5.00%, 05/01/43	(Call 05/01/23)	1,000	1,076,910
New Jersey Transit Corp. COP Lease Appropriation
Series A
5.25%, 09/15/14	(AMBAC)	500	513,395
New Jersey Transit Corp. COP Lease Revenue
5.00%, 09/15/17	(NPFGC-FGIC)	690	781,156
New Jersey Transportation Trust Fund Authority RB Appropriations
Series A
5.00%, 06/15/18		1,000	1,164,100
5.00%, 06/15/42	(Call 06/15/22)	3,000	3,119,580
Series AA
4.00%, 06/15/27	(Call 06/15/22)	1,500	1,539,600
5.00%, 06/15/23	(Call 06/15/22)	2,500	2,875,950
5.00%, 06/15/44	(Call 06/15/23)	1,000	1,042,990
New Jersey Transportation Trust Fund Authority RB Fuel Sales Tax Revenue
Series B
5.25%, 12/15/16	(PR 12/15/15) (NPFGC)	500	545,030
5.25%, 12/15/22	(AMBAC)	500	596,075
5.50%, 12/15/20	(NPFGC-FGIC)	3,000	3,649,260
5.50%, 12/15/21	(NPFGC)	500	604,775
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.00%, 06/15/20	(PR 06/15/14) (FGIC)	500	507,250
5.75%, 06/15/17		1,060	1,233,607

Security		Principal (000s)	Value

New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue
Series A
5.50%, 06/15/41	(Call 06/15/21) (SAP)	$400	$434,984
Series B
5.00%, 06/15/42	(Call 06/15/21)	2,315	2,397,831
5.25%, 12/15/14	(NPFGC)	2,525	2,627,389
5.50%, 12/15/15	(NPFGC)	1,500	1,640,310
New Jersey Transportation Trust Fund Authority RB Transit Revenue
5.25%, 12/15/19		2,360	2,831,150
5.25%, 12/15/21	(NPFGC)	695	828,412
Series A
0.00%, 12/15/25		2,085	1,268,639
0.00%, 12/15/28		4,140	2,078,860
0.00%, 12/15/30		1,000	438,400
0.00%, 12/15/31		7,000	2,876,510
0.00%, 12/15/32		400	154,648
0.00%, 12/15/33		930	341,831
0.00%, 12/15/34		1,055	361,992
0.00%, 12/15/35		5,610	1,797,612
0.00%, 12/15/37		700	196,518
0.00%, 12/15/38		4,145	1,084,705
0.00%, 12/15/39		6,630	1,594,913
0.00%, 12/15/40		2,500	566,125
5.00%, 12/15/34	(Call 12/15/17) (AMBAC)	1,900	2,021,999
5.25%, 12/15/20		3,080	3,697,971
5.25%, 12/15/21		600	715,176
5.25%, 12/15/21	(ETM) (NPFGC)	5	6,171
5.25%, 12/15/22		550	655,683
5.50%, 12/15/15	(AMBAC)	515	563,173
5.50%, 12/15/16	(AGM)	1,500	1,709,775
5.50%, 12/15/21		500	604,775
5.50%, 12/15/22		2,200	2,665,388
5.50%, 12/15/23		1,500	1,814,250
Series B
5.25%, 06/15/22	(Call 06/15/21)	560	654,287
5.50%, 06/15/31	(Call 06/15/21)	1,000	1,120,240

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

Series C
0.00%, 12/15/24	(AMBAC)	$1,665	$1,089,626
0.00%, 12/15/28	(AMBAC)	3,130	1,560,399
0.00%, 12/15/31	(NPFGC-FGIC)	500	206,895
0.00%, 12/15/35	(AMBAC)	3,990	1,286,695
5.25%, 06/15/21	(PR 06/15/15) (NPFGC)	1,750	1,864,993
5.50%, 12/15/15	(AGM)	425	465,158
5.50%, 12/15/17	(AGM)	2,385	2,805,237
Series D
5.00%, 12/15/24		2,020	2,358,653
State of New Jersey GO
5.00%, 08/01/15		1,200	1,282,872
Series H
5.25%, 07/01/14		2,375	2,416,847
5.25%, 07/01/16		500	558,210
Series L
5.25%, 07/15/16	(AMBAC)	725	808,665
5.25%, 07/15/17	(AMBAC)	1,000	1,157,990
5.25%, 07/15/19	(AMBAC)	2,000	2,423,140
Series Q
5.00%, 08/15/19		1,000	1,200,270
5.00%, 08/15/21	(Call 08/15/20)	500	589,640

			168,974,153

NEW MEXICO — 0.24%
New Mexico Finance Authority RB Federal Grant Revenue
Series B
5.00%, 06/15/20		500	600,685
5.00%, 06/15/23	(Call 06/15/20)	2,250	2,579,400
New Mexico Finance Authority RB Fuel Sales Tax Revenue
Series A
5.25%, 06/15/15	(NPFGC)	2,300	2,451,984
5.25%, 06/15/21	(PR 06/15/14) (NPFGC)	350	355,338
State of New Mexico RB Miscellaneous Taxes
Series D
5.00%, 07/01/14		1,000	1,016,630
5.00%, 07/01/16		500	554,795

			7,558,832

Security		Principal (000s)	Value

NEW YORK — 20.43%
Battery Park City Authority RB Lease Revenue
Series A
5.00%, 11/01/24	(Call 11/01/23)	$1,500	$1,804,920
Brooklyn Arena Local Development Corp. RB Recreational Revenue
0.00%, 07/15/33		500	165,405
6.38%, 07/15/43	(Call 01/15/20)	1,875	2,014,687
City of New York GO
Series A
5.00%, 08/01/26	(Call 08/01/16)	1,000	1,091,370
5.00%, 08/01/28	(Call 08/01/16)	1,010	1,090,113
Series A-1
5.00%, 08/01/15		1,075	1,148,337
5.00%, 08/01/17		355	407,629
5.00%, 08/01/18	(Call 08/01/17)	2,000	2,277,280
5.00%, 08/01/30	(Call 08/01/21)	500	544,220
5.00%, 08/01/31	(Call 08/01/21)	710	767,993
5.00%, 08/01/32	(Call 08/01/21)	1,000	1,073,630
5.25%, 08/15/23	(Call 08/15/18)	4,850	5,644,284
Series B
5.00%, 08/01/14		2,400	2,449,776
5.00%, 08/01/16		1,000	1,110,940
5.00%, 08/01/17		1,000	1,148,250
5.00%, 08/01/18		1,000	1,171,600
5.25%, 08/01/15	(PR 08/01/14)	5	5,109
5.25%, 08/01/15	(Call 08/01/14)	495	505,756
Series B-1
5.25%, 09/01/20	(Call 09/01/18)	500	587,295
5.25%, 09/01/23	(Call 09/01/18)	2,180	2,539,787
5.25%, 09/01/24	(Call 09/01/18)	1,000	1,161,240
Series C
5.00%, 08/01/14	(ETM) (CIFG)	95	96,968
5.00%, 08/01/14	(CIFG)	205	209,217
5.00%, 08/01/17	(PR 08/01/15) (AGM)	190	203,004
5.00%, 08/01/17	(Call 08/01/15) (AGM)	810	864,035
5.00%, 08/01/24	(Call 08/01/19)	2,000	2,322,340
5.25%, 08/01/17		250	289,178
5.25%, 08/01/18		480	567,542

56	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

Series C-1
5.00%, 10/01/18	(Call 10/01/17)	$500	$572,080
5.00%, 10/01/20	(Call 10/01/17)	480	547,550
5.00%, 10/01/22	(Call 10/01/17)	805	916,396
5.00%, 10/01/24	(Call 10/01/17)	2,255	2,552,705
Series D
5.00%, 08/01/19		4,000	4,765,320
5.00%, 08/01/25	(Call 02/01/23)	2,500	2,867,300
Series D-1
5.00%, 10/01/25	(Call 10/01/21)	1,000	1,142,660
5.00%, 10/01/32	(Call 10/01/21)	1,685	1,811,459
5.13%, 12/01/27	(Call 12/01/17)	1,500	1,712,130
Series E
4.00%, 08/01/14		450	457,421
5.00%, 08/01/16		2,600	2,888,444
5.00%, 08/01/19		100	119,133
5.00%, 11/01/20	(PR 11/01/14) (AGM)	55	56,804
5.00%, 11/01/20	(Call 11/01/14) (AGM)	395	407,403
5.00%, 08/01/21	(Call 08/01/19)	1,000	1,175,840
5.00%, 08/01/22	(Call 08/01/19)	400	468,440
5.00%, 08/01/27	(Call 08/01/19)	1,410	1,625,152
Series F
5.00%, 08/01/29	(Call 02/01/22)	1,730	1,906,944
5.00%, 08/01/31	(Call 02/01/22)	2,750	2,987,655
Series F-1
5.00%, 09/01/15		285	305,563
5.00%, 09/01/20	(PR 09/01/15) (SGI)	515	552,075
5.00%, 09/01/20	(Call 09/01/15) (SGI)	10	10,696
5.00%, 03/01/37	(Call 03/01/23)	2,000	2,148,460
Series G
5.00%, 08/01/14		1,405	1,434,140
5.00%, 08/01/15		1,100	1,175,042
5.00%, 08/01/21		5,000	5,946,950
5.00%, 08/01/22	(Call 08/01/17)	785	889,460
5.00%, 08/01/23		3,000	3,547,020
5.00%, 08/01/24	(Call 02/01/16)	1,150	1,272,348
Series G-1
5.00%, 04/01/26	(Call 04/01/22)	3,635	4,111,985

Security		Principal (000s)	Value

Series I
5.00%, 08/01/14		$1,000	$1,020,740
5.00%, 08/01/15	(Call 08/01/14)	310	316,408
5.00%, 08/01/16		1,500	1,666,410
5.00%, 08/01/19	(Call 08/01/14)	250	254,960
5.00%, 08/01/22		2,000	2,359,680
Series I-1
5.00%, 08/01/17		500	574,125
5.00%, 08/01/18		215	251,894
5.00%, 04/01/24	(PR 04/01/16)	1,295	1,421,806
5.38%, 04/01/36	(Call 04/01/19)	3,500	3,928,855
Series J
5.00%, 08/01/18		1,000	1,171,600
5.00%, 08/01/21		1,600	1,903,024
5.00%, 03/01/30	(PR 03/01/15)	1,115	1,169,200
5.00%, 03/01/30	(Call 03/01/15)	640	663,520
Series J-1
5.00%, 05/15/25	(Call 05/15/19)	275	317,829
5.00%, 05/15/31	(Call 05/15/19)	1,500	1,674,375
Series L-1
5.00%, 04/01/27	(Call 04/01/18)	1,200	1,343,496
Series M
5.00%, 04/01/22	(PR 04/01/15)	325	342,076
5.00%, 04/01/22	(Call 04/01/15)	100	104,980
Series O
5.00%, 06/01/17	(PR 06/01/15) (AGM)	385	408,346
5.00%, 06/01/17	(Call 06/01/15) (AGM)	115	121,791
5.00%, 06/01/20	(PR 06/01/15)	1,540	1,632,985
5.00%, 06/01/20	(Call 06/01/15)	460	486,846
Hudson Yards Infrastructure Corp. RB Miscellaneous Revenue
Series A
4.50%, 02/15/47	(Call 02/15/17) (NPFGC)	2,100	2,103,360
5.00%, 02/15/47	(Call 02/15/17)	9,150	9,261,355
5.00%, 02/15/47	(Call 02/15/21) (AGM)	1,000	1,035,900
5.25%, 02/15/47	(Call 02/15/21)	1,250	1,304,850
5.75%, 02/15/47	(Call 02/15/21)	3,500	3,818,920

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

Long Island Power Authority RB Electric Power & Light Revenues
Series A
0.00%, 06/01/14	(AGM)	$200	$199,842
5.00%, 05/01/15		1,025	1,082,759
5.00%, 12/01/16	(Call 06/01/16) (AGM)	2,000	2,189,080
5.00%, 12/01/23	(Call 06/01/16) (NPFGC-FGIC)	400	429,432
5.00%, 12/01/26	(Call 06/01/16) (SGI)	1,200	1,288,296
5.00%, 09/01/37	(Call 09/01/22)	2,355	2,467,993
5.25%, 12/01/20	(PR 06/01/16) (NPFGC-FGIC)	2,000	2,220,240
5.50%, 04/01/22	(Call 04/01/19)	500	561,370
5.50%, 05/01/33	(Call 05/01/19) (BHAC)	1,100	1,230,504
5.75%, 04/01/39	(Call 04/01/19)	3,700	4,118,396
6.00%, 05/01/33	(Call 05/01/19)	1,000	1,141,920
Series B
5.00%, 09/01/29	(Call 09/01/22)	1,750	1,868,650
5.25%, 06/01/14		1,600	1,621,120
5.25%, 12/01/14		1,000	1,035,990
5.75%, 04/01/25	(Call 04/01/19)	1,050	1,189,104
5.75%, 04/01/33	(Call 04/01/19)	2,190	2,437,645
Series D
5.00%, 09/01/14	(NPFGC)	155	158,762
Series E
5.00%, 12/01/17	(Call 12/01/16)	850	941,027
5.00%, 12/01/17	(Call 12/01/16) (NPFGC-FGIC)	725	802,640
5.00%, 12/01/18	(Call 12/01/16) (NPFGC)	500	551,245
Series F
5.00%, 05/01/17	(NPFGC)	225	251,955
Metropolitan Transportation Authority RB Fuel Sales Tax Revenue
Series A
4.75%, 04/01/28	(PR 10/01/15) (FGIC)	800	857,280
5.00%, 04/01/23	(PR 10/01/15) (FGIC)	730	785,166

Security		Principal (000s)	Value

Metropolitan Transportation Authority RB Miscellaneous Revenue
Series A
5.50%, 07/01/15	(SAP)	$675	$723,384
5.75%, 01/01/16	(SAP)	625	687,756
Series C
5.00%, 11/15/30	(Call 11/15/22)	1,000	1,080,550
5.00%, 11/15/41	(Call 11/15/22)	2,000	2,090,360
Metropolitan Transportation Authority RB Miscellaneous Taxes
Series A
0.00%, 11/15/30		3,000	1,459,890
5.00%, 11/15/25	(Call 11/15/22)	1,000	1,154,920
Metropolitan Transportation Authority RB Transit Revenue
5.00%, 11/15/30		500	516,425
Series A
4.75%, 11/15/27	(Call 11/15/15) (NPFGC)	6,330	6,669,225
4.75%, 11/15/30	(Call 11/15/15) (AMBAC)	250	260,865
5.00%, 11/15/18		250	294,795
5.00%, 11/15/35	(Call 11/15/16)	1,400	1,438,850
5.00%, 11/15/38	(Call 05/15/23)	3,050	3,225,100
5.00%, 11/15/41	(Call 11/15/21)	500	522,405
5.00%, 11/15/43	(Call 05/15/23)	3,195	3,326,442
5.00%, 11/15/46	(Call 11/15/21)	1,500	1,557,015
5.50%, 11/15/14	(AMBAC)	245	254,425
5.50%, 11/15/39	(Call 11/15/18)	600	668,034
Series B
4.50%, 11/15/37	(Call 11/15/17)	500	505,080
4.75%, 11/15/31	(Call 11/15/16)	430	438,252
5.00%, 11/15/34	(Call 11/15/19)	3,170	3,371,929
5.25%, 11/15/23	(AMBAC)	210	251,217
Series C
6.25%, 11/15/23	(Call 11/15/18)	2,700	3,206,466
Series D
5.00%, 11/15/21		1,000	1,183,050
5.00%, 11/15/30	(Call 11/15/22)	2,000	2,161,100
5.00%, 11/15/34	(Call 11/15/20)	1,500	1,582,950
5.00%, 11/15/36	(Call 11/15/21)	1,000	1,058,270

58	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

5.00%, 11/15/38	(Call 11/15/23)	$2,250	$2,384,842
5.25%, 11/15/34	(Call 11/15/20)	280	299,902
5.25%, 11/15/41	(Call 11/15/21)	1,000	1,063,770
Series E
5.00%, 11/15/38	(Call 11/15/23)	2,500	2,641,675
5.00%, 11/15/42	(Call 11/15/22)	2,650	2,765,831
Series F
4.00%, 11/15/30	(Call 11/15/22)	765	767,762
5.00%, 11/15/18		1,550	1,827,729
5.00%, 11/15/24	(Call 11/15/22)	1,000	1,151,810
5.00%, 11/15/25	(Call 11/15/22)	5,000	5,684,100
5.00%, 11/15/30	(Call 11/15/22)	1,750	1,890,962
5.00%, 11/15/35	(Call 11/15/15)	1,500	1,530,255
Nassau County Interim Finance Authority RB Sales Tax Revenue
Series A
5.00%, 11/15/16		1,000	1,125,120
Series H
5.25%, 11/15/17	(PR 11/15/14) (AMBAC)	720	746,309
Nassau County Sewer & Storm Water Finance Authority RB Water Revenue
Series A
5.13%, 11/01/23	(Call 11/01/18) (BHAC)	520	600,756
New York City Educational Construction Fund RB Lease Revenue
Series A
5.75%, 04/01/41	(Call 04/01/21)	600	685,866
New York City Industrial Development Agency RB Recreational Revenue
5.00%, 03/01/31	(Call 09/01/16) (FGIC)	290	294,019
5.00%, 03/01/46	(Call 09/01/16) (FGIC)	1,550	1,554,324
New York City Municipal Water Finance Authority RB Sewer Revenue
Series AA
4.50%, 06/15/39	(Call 06/15/17) (NPFGC-FGIC)	1,245	1,262,828

Security		Principal (000s)	Value

5.00%, 06/15/27	(Call 06/15/17)	$500	$556,525
Series B
5.00%, 06/15/14	(ETM) (AGM)	350	355,075
5.00%, 06/15/18	(PR 06/15/14)	500	507,235
Series CC
5.00%, 06/15/34	(Call 06/15/18)	2,900	3,064,894
New York City Municipal Water Finance Authority RB Water Revenue
5.00%, 06/15/26	(Call 06/15/21)	1,250	1,413,500
5.00%, 06/15/31	(Call 06/15/21)	435	475,799
5.00%, 06/15/32	(Call 06/15/21)	2,000	2,179,520
5.00%, 06/15/44	(Call 12/15/21)	2,000	2,114,860
5.00%, 06/15/46	(Call 06/15/23)	1,250	1,325,250
5.38%, 06/15/43	(Call 12/15/20)	2,000	2,165,840
5.50%, 06/15/43	(Call 12/15/20)	1,000	1,090,930
Series A
4.75%, 06/15/30	(Call 06/15/17)	4,850	5,179,994
5.00%, 06/15/38	(Call 06/15/17)	2,845	3,027,535
5.00%, 06/15/39	(Call 06/15/15)	2,990	3,028,623
5.75%, 06/15/40	(Call 06/15/18)	500	561,995
Series AA
5.00%, 06/15/21	(Call 06/15/18)	1,000	1,169,470
5.00%, 06/15/22	(Call 06/15/18)	1,400	1,626,660
5.00%, 06/15/44	(Call 06/15/21)	1,600	1,686,832
Series B
5.00%, 06/15/20	(PR 12/15/14) (AMBAC)	185	192,161
5.00%, 06/15/20	(Call 12/15/14) (AMBAC)	65	67,420
5.00%, 06/15/21	(PR 12/15/14) (AMBAC)	215	223,323
5.00%, 06/15/21	(Call 12/15/14) (AMBAC)	285	295,588
5.00%, 06/15/28	(Call 12/15/14) (AMBAC)	265	274,235
5.00%, 06/15/28	(PR 12/15/14) (AMBAC)	205	212,936
5.00%, 06/15/36	(Call 12/15/14) (AGM)	2,500	2,573,475
Series BB
4.00%, 06/15/47	(Call 12/15/22)	1,215	1,146,316

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

5.00%, 06/15/27	(Call 06/15/19)	$1,000	$1,143,320
5.00%, 06/15/31	(Call 06/15/20)	3,050	3,399,591
5.00%, 06/15/47	(Call 12/15/22)	2,000	2,114,800
Series C
4.75%, 06/15/33	(Call 06/15/16)	3,925	4,071,010
5.00%, 06/15/25	(Call 06/15/15) (NPFGC)	1,500	1,584,525
5.00%, 06/15/27	(Call 06/15/15) (NPFGC)	2,000	2,112,700
5.00%, 06/15/35	(PR 06/15/14)	335	339,847
5.00%, 06/15/35	(Call 06/15/14)	1,065	1,077,524
Series CC
5.00%, 06/15/45	(Call 12/15/21)	7,500	7,894,950
5.00%, 06/15/47	(Call 06/15/23)	2,000	2,120,160
Series CC-2
5.00%, 06/15/18	(Call 12/15/16)	1,800	2,029,122
Series D
5.00%, 06/15/28	(Call 06/15/16)	280	302,000
5.00%, 06/15/38	(Call 06/15/15)	2,000	2,087,700
Series DD
4.75%, 06/15/36	(Call 06/15/17)	500	514,595
5.00%, 06/15/32	(Call 06/15/18)	900	955,224
5.00%, 06/15/34	(Call 06/15/23)	2,000	2,194,600
5.00%, 06/15/35	(Call 06/15/23)	1,420	1,552,344
Series EE
5.00%, 06/15/17		1,225	1,398,999
5.00%, 06/15/34	(Call 06/15/22)	1,250	1,360,463
5.00%, 06/15/47	(Call 06/15/23)	2,000	2,120,160
5.25%, 06/15/40	(Call 06/15/19)	1,900	2,027,205
Series FF
5.00%, 06/15/45	(Call 06/15/22)	1,000	1,055,500
Series FF-2
5.00%, 06/15/40	(Call 06/15/19)	710	748,056
Series GG
5.00%, 06/15/43	(Call 06/15/21)	1,430	1,507,606
Series GG-1
5.00%, 06/15/39	(Call 06/15/19)	2,460	2,593,061
New York City Transitional Finance Authority RB Income Tax Revenue
5.00%, 11/01/15	(ETM)	105	113,128
5.00%, 11/01/15		425	458,868
5.00%, 07/15/29	(Call 07/15/22)	835	929,756

Security		Principal (000s)	Value

5.00%, 11/01/30	(Call 05/01/17)	$250	$271,858
Series A
5.00%, 11/01/22	(Call 11/01/21)	1,000	1,181,840
5.00%, 11/01/23	(Call 11/01/21)	1,000	1,166,080
5.00%, 05/01/28	(Call 05/01/19)	1,000	1,140,790
5.00%, 11/01/35	(Call 11/01/23)	1,000	1,091,260
Series B
5.00%, 11/01/15	(ETM)	55	59,258
5.00%, 11/01/15		140	151,157
5.00%, 11/01/16		1,000	1,122,070
5.00%, 11/01/17		1,175	1,358,570
5.00%, 11/01/18		1,000	1,181,360
5.00%, 11/01/21	(Call 11/01/19)	2,800	3,259,536
5.00%, 11/01/25	(Call 05/01/17)	1,050	1,175,402
5.00%, 11/01/30	(Call 11/01/22)	1,000	1,113,720
Series C
5.00%, 11/01/33	(Call 11/01/20)	500	539,645
5.00%, 11/01/39	(Call 11/01/20)	750	805,328
Series C-1
5.00%, 11/01/27	(Call 11/01/17)	2,800	3,124,940
Series D
5.00%, 02/01/24	(Call 02/01/21)	1,250	1,434,625
5.00%, 02/01/31	(Call 02/01/21)	2,500	2,715,975
Series D-1
5.00%, 11/01/33	(Call 11/01/21)	1,000	1,086,120
5.00%, 11/01/38	(Call 11/01/21)	1,565	1,676,005
Series E
5.00%, 11/01/18		1,500	1,772,040
Series E-1
5.00%, 02/01/25	(Call 02/01/22)	2,500	2,875,125
5.00%, 02/01/35	(Call 02/01/22)	2,000	2,162,840
5.00%, 02/01/42	(Call 02/01/22)	3,250	3,459,690
Series F-1
5.00%, 02/01/30	(Call 02/01/23)	1,000	1,116,540
5.00%, 02/01/36	(Call 02/01/23)	2,000	2,162,860
5.00%, 05/01/39	(Call 05/01/22)	2,500	2,681,725
Series I
5.00%, 05/01/32	(Call 05/01/23)	4,500	4,973,535
Series S-1
5.00%, 07/15/24	(Call 07/15/22)	600	697,500
5.00%, 07/15/31	(Call 07/15/22) (SAW)	1,000	1,097,430
5.00%, 07/15/33	(Call 07/15/22)	2,000	2,176,780

60	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

5.00%, 07/15/37	(Call 07/15/22)	$1,000	$1,065,430
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.50%, 01/15/38	(Call 01/15/18) (SAW)	1,575	1,600,153
5.00%, 07/15/36	(Call 01/15/17) (NPFGC-FGIC)	1,000	1,065,630
5.50%, 07/15/28	(Call 07/15/18) (SAW)	3,255	3,695,890
Series S-1A
5.00%, 07/15/33	(Call 07/15/21) (SAW)	1,000	1,079,230
5.25%, 07/15/37	(Call 07/15/21) (SAW)	1,500	1,634,745
Series S-2
6.00%, 07/15/38	(Call 07/15/18) (SAW)	250	285,040
Series S-4
5.50%, 01/15/39	(Call 01/15/19) (SAW)	675	755,474
Series S-5
5.00%, 01/15/31	(Call 01/15/19) (SAW)	1,400	1,512,322
New York City Transitional Finance Authority RB Miscellaneous Taxes
5.00%, 11/01/15		1,500	1,619,535
5.00%, 11/01/16	(Call 05/01/15)	500	527,680
Series A-1
5.00%, 11/01/14		10	10,329
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-2
5.00%, 11/01/18	(Call 11/01/15)	1,500	1,617,780
New York City Trust for Cultural Resources RB Miscellaneous Revenue
Series C
5.75%, 12/01/16		500	567,990

Security		Principal (000s)	Value

New York City Trust for Cultural Resources RB Recreational Revenue
5.00%, 04/01/31	(Call 10/01/18)	$2,000	$2,203,260
New York Convention Center Development Corp. RB Hotel Occupancy Tax
5.00%, 11/15/44	(Call 11/15/15) (AMBAC)	2,250	2,268,202
New York Liberty Development Corp. RB Industrial Revenue
5.75%, 11/15/51	(Call 11/15/21)	1,750	1,904,192
New York Liberty Development Corp. RB Port Airport & Marina Revenue
5.00%, 12/15/41	(Call 12/15/21) (GOI)	5,000	5,222,750
5.25%, 12/15/43	(Call 12/15/21) (GOI)	100	106,503
New York Local Government Assistance Corp. RB Sales Tax Revenue
Series A
5.00%, 04/01/20	(Call 04/01/18)	225	258,307
Series C
0.00%, 04/01/14	(GOI)	1,000	999,810
5.50%, 04/01/17	(GOI)	1,800	1,995,606
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/22	(Call 07/01/18)	2,000	2,283,120
Series 1
5.50%, 07/01/40	(AMBAC)	530	623,259
Series A
4.00%, 05/15/18	(GOI)	2,000	2,256,320
5.00%, 05/15/18	(GOI)	2,000	2,338,840
5.00%, 07/01/37	(Call 07/01/22)	1,250	1,342,805
5.00%, 07/01/41	(Call 07/01/21)	500	529,230
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,067,360
5.75%, 07/01/27	(NPFGC)	500	610,190
New York State Dormitory Authority RB Hospital Revenue
5.50%, 05/01/37	(Call 05/01/19)	850	901,272
5.75%, 05/01/37	(Call 05/01/19)	435	468,134

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

New York State Dormitory Authority RB Income Tax Revenue
Series A
5.00%, 12/15/20		$2,700	$3,250,719
5.00%, 12/15/21		1,500	1,804,155
5.00%, 03/15/25	(Call 03/15/18)	3,700	4,208,454
5.00%, 12/15/25	(Call 12/15/22)	3,000	3,469,530
5.00%, 03/15/27	(Call 03/15/18)	6,000	6,789,180
5.00%, 06/15/31	(Call 12/15/22)	4,000	4,425,200
Series B
5.00%, 03/15/28	(Call 03/15/19)	500	565,415
5.00%, 03/15/35	(Call 03/15/22)	1,500	1,623,765
5.00%, 03/15/42	(Call 03/15/22)	4,500	4,775,130
5.50%, 03/15/26	(AMBAC)	845	1,049,498
Series C
5.00%, 03/15/17		1,000	1,135,310
5.00%, 03/15/24	(Call 03/15/18)	280	318,623
5.00%, 12/15/31	(Call 12/15/16)	3,500	3,786,020
5.00%, 03/15/41	(Call 03/15/21)	1,700	1,795,982
Series D
5.00%, 06/15/14		1,100	1,115,983
5.00%, 06/15/18		585	685,345
5.00%, 03/15/25	(Call 09/15/16)	1,630	1,803,611
5.00%, 03/15/36	(Call 09/15/16)	1,200	1,289,220
5.00%, 02/15/37	(Call 02/15/22)	1,800	1,930,590
Series F
5.00%, 03/15/30	(Call 03/15/15)	2,000	2,081,740
5.00%, 03/15/35	(Call 03/15/15)	2,000	2,072,780
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15		560	595,683
5.50%, 07/01/18	(NPFGC-FGIC)	415	491,812
Series A
5.00%, 05/15/25	(Call 05/15/22)	1,000	1,143,570
5.25%, 05/15/21		1,000	1,186,160
New York State Dormitory Authority RB Sales Tax Revenue
Series A
5.00%, 03/15/38	(Call 03/15/23)	500	538,420
New York State Environmental Facilities Corp. RB Federal Grant Revenue
Series C
5.00%, 10/15/35	(Call 10/15/16)	1,850	1,996,538

Security		Principal (000s)	Value

New York State Environmental Facilities Corp. RB Miscellaneous Revenue
Series D
5.00%, 02/15/34	(Call 08/15/14)	$500	$509,565
New York State Environmental Facilities Corp. RB Water Revenue
Series A
5.00%, 06/15/17		1,000	1,144,160
5.00%, 06/15/24	(Call 06/15/22)	750	888,503
Series B
4.50%, 06/15/36	(Call 06/15/17)	220	228,184
4.75%, 06/15/32	(Call 06/15/17)	400	423,660
5.00%, 06/15/31	(Call 06/15/21)	650	718,887
5.00%, 06/15/37	(Call 06/15/18)	10	10,961
5.00%, 06/15/41	(Call 06/15/21)	2,000	2,148,960
Series E
5.00%, 06/15/30	(Call 06/15/14)	1,600	1,620,160
New York State Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 11/15/22	(GOI)	1,000	1,207,810
5.00%, 11/15/38	(Call 11/15/21) (GOI)	1,000	1,081,610
Series C
5.00%, 11/15/15	(NPFGC)	1,000	1,082,350
5.00%, 11/15/18	(Call 11/15/17) (NPFGC)	500	573,375
New York State Thruway Authority RB Highway Revenue Tolls
Series A
5.00%, 05/01/19		8,250	9,666,112
Series B
5.00%, 04/01/14	(AGM)	3,730	3,746,636
5.00%, 04/01/15	(AGM)	3,220	3,386,828
5.00%, 04/01/16	(Call 10/01/15) (NPFGC-FGIC)	1,250	1,344,363
5.00%, 04/01/17	(Call 10/01/15) (NPFGC-FGIC)	2,070	2,223,677
5.00%, 04/01/21	(Call 10/01/15) (AMBAC)	1,340	1,437,029

62	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

5.00%, 04/01/27	(Call 10/01/17)	$4,985	$5,487,986
5.50%, 04/01/20	(AMBAC)	620	755,489
Series F
4.00%, 01/01/15	(AMBAC)	350	361,088
5.00%, 01/01/17	(PR 01/01/15) (AMBAC)	220	228,932
5.00%, 01/01/17	(Call 01/01/15) (AMBAC)	780	809,913
Series H
5.00%, 01/01/20	(Call 01/01/18) (NPFGC)	1,500	1,698,255
5.00%, 01/01/21	(Call 01/01/18) (NPFGC)	3,400	3,837,138
5.00%, 01/01/22	(Call 01/01/18) (NPFGC-FGIC)	1,280	1,441,498
5.00%, 01/01/23	(Call 01/01/18) (NPFGC-FGIC)	720	809,410
Series I
5.00%, 01/01/37	(Call 01/01/22)	1,000	1,057,720
Series J
5.00%, 01/01/26	(Call 01/01/24)	2,500	2,859,075
New York State Thruway Authority RB Income Tax Revenue
Series A
5.00%, 03/15/32	(Call 09/15/21)	2,000	2,210,000
New York State Thruway Authority RB Miscellaneous Revenue
5.00%, 04/01/14		1,080	1,084,817
5.00%, 04/01/15		1,065	1,121,019
5.00%, 04/01/18		725	844,154
5.00%, 04/01/19		550	651,739
Series A
4.00%, 04/01/15		2,050	2,135,485
5.00%, 04/01/21		500	596,270
5.00%, 04/01/30	(Call 04/01/22)	500	549,850
Series A-1
5.00%, 04/01/31	(Call 04/01/21)	2,000	2,176,420
Series B
5.00%, 04/01/14		500	502,235
5.00%, 04/01/19	(Call 10/01/18)	2,700	3,164,616
5.00%, 04/01/20	(Call 10/01/18)	2,000	2,310,780
Series I
5.00%, 01/01/28	(Call 01/01/22)	2,000	2,199,760

Security		Principal (000s)	Value

5.00%, 01/01/42	(Call 01/01/22)	$2,000	$2,086,840
New York State Urban Development Corp. RB Income Tax Revenue
5.00%, 12/15/17		200	232,098
5.00%, 12/15/18		40	47,375
Series A
5.00%, 03/15/16		1,500	1,644,090
5.00%, 03/15/17		5,000	5,676,550
5.00%, 03/15/19		1,000	1,187,160
5.00%, 03/15/31	(Call 03/15/21)	1,000	1,102,790
Series A-1
5.00%, 12/15/17		2,000	2,320,980
5.00%, 12/15/18		310	367,158
5.00%, 03/15/28	(Call 03/15/23)	2,020	2,295,144
5.00%, 03/15/43	(Call 03/15/23)	2,000	2,130,200
Series A-2
5.50%, 03/15/22	(NPFGC)	1,500	1,852,755
Series B
5.00%, 03/15/32	(Call 03/15/17)	1,000	1,079,860
Series B-1
5.00%, 03/15/28	(Call 03/15/19)	250	282,708
5.00%, 03/15/36	(Call 03/15/19)	2,000	2,207,180
Series C
5.00%, 12/15/15		1,000	1,086,920
5.00%, 12/15/16		750	846,225
Series D
5.00%, 03/15/23		3,000	3,572,820
New York State Urban Development Corp. RB Miscellaneous Revenue
Series B
5.25%, 01/01/24	(Call 07/01/18)	250	285,120
Series D
5.00%, 01/01/16		3,110	3,377,025
5.25%, 01/01/17		460	521,290
5.25%, 01/01/20	(Call 01/01/19)	1,000	1,156,740
5.25%, 01/01/21	(Call 01/01/19)	500	576,115
5.50%, 01/01/19		1,515	1,809,471
5.63%, 01/01/28	(Call 01/01/19)	1,245	1,363,561
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.00%, 12/01/31	(Call 06/01/22) (GOI)	2,000	2,052,300

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

4.50%, 11/15/34	(Call 11/15/17) (AMBAC)	$205	$210,703
4.50%, 01/15/36	(Call 01/15/16) (GOI)	255	257,876
4.50%, 09/15/39	(Call 09/15/19) (GOI)	750	766,980
4.75%, 07/15/31	(Call 07/15/18) (GOI)	1,870	1,998,282
4.75%, 07/15/33	(Call 07/15/18) (GOI)	285	300,966
5.00%, 07/15/33	(Call 01/15/21) (GOI)	2,250	2,430,427
5.00%, 07/15/35	(Call 07/15/20) (GOI)	500	537,505
5.00%, 10/01/35	(Call 10/01/16) (GOI)	1,800	1,934,262
5.00%, 09/15/36	(Call 09/15/19) (GOI)	2,500	2,747,150
5.00%, 07/15/38	(Call 07/15/18) (GOI)	125	135,748
5.00%, 03/15/39	(Call 03/31/14) (GOI)	1,690	1,712,561
Series 5
5.38%, 03/01/28	(GOI)	2,150	2,533,753
Series 179
5.00%, 12/01/43	(Call 12/01/23)	2,500	2,698,100
Third Series
5.00%, 07/15/39	(Call 07/15/20) (GOI)	1,990	2,105,599
6.13%, 06/01/94	(Call 06/01/24) (GOI)	500	570,105
Sales Tax Asset Receivable Corp. RB Sales Tax Revenue
Series A
5.00%, 10/15/20	(Call 10/15/14) (NPFGC)	500	514,800
5.00%, 10/15/21	(Call 10/15/14) (NPFGC)	2,000	2,059,060
5.00%, 10/15/23	(Call 10/15/14) (NPFGC)	1,220	1,255,868
5.00%, 10/15/24	(Call 10/15/14) (NPFGC)	530	545,550

Security		Principal (000s)	Value

5.00%, 10/15/25	(Call 10/15/14) (NPFGC)	$1,000	$1,029,020
5.00%, 10/15/29	(Call 10/15/14) (AMBAC)	850	872,449
5.00%, 10/15/32	(Call 10/15/14) (AMBAC)	3,235	3,317,234
5.25%, 10/15/18	(Call 10/15/14) (NPFGC)	500	515,650
5.25%, 10/15/27	(Call 10/15/14) (AMBAC)	1,000	1,028,840
State of New York GO
Series A
5.00%, 02/15/39	(Call 02/15/19)	1,045	1,152,875
Series C
3.00%, 02/01/16		1,035	1,088,220
5.00%, 04/15/14		500	503,215
Triborough Bridge & Tunnel Authority RB Highway Revenue Tolls
Series A
0.00%, 11/15/31		1,000	451,800
5.00%, 11/15/22		2,280	2,688,827
5.00%, 01/01/23	(Call 01/01/22) (GOI)	1,000	1,175,430
5.00%, 01/01/25	(Call 01/01/22) (GOI)	1,000	1,150,850
5.00%, 01/01/26	(Call 01/01/22) (GOI)	685	779,044
5.00%, 01/01/27	(Call 01/01/22) (GOI)	700	786,744
5.00%, 11/15/35	(Call 11/15/16)	3,000	3,233,640
5.00%, 11/15/37	(Call 05/15/18) (GOI)	2,450	2,672,509
Series B
0.00%, 11/15/32		1,420	625,879
5.00%, 11/15/20		2,500	2,983,500
5.00%, 11/15/21		1,130	1,354,124
5.00%, 11/15/24	(Call 11/15/22)	1,000	1,170,410
5.25%, 11/15/15	(GOI)	3,575	3,883,415
Series C
5.00%, 11/15/38	(Call 11/15/18) (GOI)	275	291,965

64	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

Series D
5.00%, 11/15/31	(Call 11/15/18)	$3,000	$3,188,460
Series R
5.50%, 11/15/21	(NPFGC)	1,000	1,220,940
Series Y
5.50%, 01/01/17	(ETM) (GOI)	595	646,366
Utility Debt Securitization Authority RB Electric Power & Light Revenues
Series TE
5.00%, 12/15/30	(Call 12/15/23)	5,000	5,728,900
5.00%, 12/15/35	(Call 12/15/23)	3,000	3,330,930
5.00%, 12/15/41	(Call 12/15/23)	1,000	1,091,360

			645,966,917
NORTH CAROLINA — 1.66%
City of Charlotte RB Water & Sewer Revenue
5.00%, 07/01/38	(Call 07/01/18)	2,000	2,162,400
County of Mecklenburg GO
Series A
5.00%, 08/01/16		525	584,797
5.00%, 12/01/21		2,500	3,048,250
Series C
5.00%, 03/01/15		1,000	1,048,920
5.00%, 03/01/17		500	568,290
County of Wake GO
Series C
5.00%, 03/01/20		1,000	1,205,200
5.00%, 03/01/25		1,600	1,963,040
Series D
4.00%, 02/01/17		470	519,026
North Carolina Eastern Municipal Power Agency RB Electric Power & Light Revenues
Series A
4.50%, 01/01/24	(PR 01/01/22)	500	586,330
5.00%, 01/01/21		600	705,318
Series B
5.00%, 01/01/26	(Call 01/01/19)	2,000	2,179,880
6.00%, 01/01/22		390	481,943

Security		Principal (000s)	Value

North Carolina Municipal Power Agency No. 1 RB Electric Power & Light Revenues
Series A
5.00%, 01/01/15		$500	$520,215
5.00%, 01/01/18		1,500	1,732,920
5.25%, 01/01/17		1,000	1,131,420
Series B
5.00%, 01/01/21	(Call 01/01/20)	2,500	2,892,075
North Carolina Turnpike Authority RB Miscellaneous Revenue
5.00%, 07/01/41	(Call 07/01/21)	1,500	1,591,590
Raleigh Durham Airport Authority RB Port Airport & Marina Revenue
Series A
5.00%, 05/01/32	(Call 05/01/20)	630	694,436
State of North Carolina GO
Series A
4.00%, 03/01/24	(PR 03/01/15)	830	861,474
5.00%, 03/01/15		2,130	2,234,200
5.00%, 03/01/16		530	580,403
5.00%, 09/01/16		1,125	1,257,120
5.00%, 03/01/17		1,185	1,346,847
Series B
5.00%, 04/01/14		500	502,245
5.00%, 06/01/14		1,000	1,012,630
5.00%, 04/01/15		1,565	1,647,851
5.00%, 06/01/16		535	591,999
5.00%, 06/01/17		400	458,356
5.00%, 06/01/19		1,000	1,200,880
Series C
4.00%, 05/01/20		1,500	1,718,490
4.00%, 05/01/21		1,000	1,143,400
5.00%, 05/01/19		1,000	1,198,830
5.00%, 05/01/22		2,050	2,495,055
Series E
5.00%, 05/01/19		1,000	1,198,830
State of North Carolina RB Federal Grant Revenue
5.25%, 03/01/20	(Call 03/01/19)	500	587,510
State of North Carolina RB Miscellaneous Revenue
Series A
5.00%, 05/01/29	(Call 05/01/20) (SAP)	1,500	1,691,235

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

Series B
5.00%, 11/01/18		$1,000	$1,184,380
5.00%, 11/01/23	(Call 11/01/21)	500	583,735
Series C
5.00%, 05/01/30	(Call 05/01/21)	1,000	1,110,480
State of North Carolina RB Transit Revenue
5.00%, 03/01/17		1,000	1,132,400
5.00%, 03/01/18		500	580,760
Town of Cary RB Water Revenue
5.00%, 12/01/42	(Call 12/01/22)	1,000	1,092,530
University of North Carolina at Chapel Hill Board of Governors RB College & University Revenue
5.00%, 12/01/36	(Call 12/01/17)	1,180	1,306,118

			52,333,808
OHIO — 0.73%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues
Series A
5.00%, 02/15/38	(Call 02/15/18)	1,000	1,023,050
5.25%, 02/15/28	(Call 02/15/18)	1,000	1,091,240
Cincinnati City School District GO
5.25%, 12/01/25	(NPFGC-FGIC)	20	24,050
5.25%, 12/01/30	(NPFGC-FGIC)	1,000	1,190,850
City of Columbus GO
5.00%, 07/01/20		1,000	1,207,950
City of Columbus RB Sewer Revenue
Series A
5.00%, 06/01/27	(Call 12/01/17)	1,500	1,669,005
5.00%, 06/01/31	(Call 12/01/17)	20	21,970
Northeast Ohio Regional Sewer District RB Sewer Revenue
5.00%, 11/15/43	(Call 05/15/23)	1,000	1,079,580
Ohio State Turnpike Commission RB Highway Revenue Tolls
0.00%, 02/15/34	(Call 02/15/31)	1,000	669,630
5.00%, 02/15/48	(Call 02/15/23)	2,000	2,070,780
5.25%, 02/15/33	(Call 02/15/23)	1,000	1,097,320
Series A
5.00%, 02/15/31	(Call 02/15/20)	1,500	1,615,965

Security		Principal (000s)	Value

Series A-2
0.00%, 02/15/40		$2,500	$636,350
Ohio State University (The) RB College & University Revenue
Series A
4.00%, 06/01/43	(Call 06/01/23)	1,000	948,680
5.00%, 06/01/43	(Call 06/01/23)	2,000	2,140,580
State of Ohio GO
Series A
5.00%, 09/15/16		1,000	1,118,540
5.38%, 09/01/28	(Call 03/01/18)	1,970	2,229,351
Series C
5.00%, 09/15/15		500	536,890
5.00%, 09/15/21		1,500	1,812,315
State of Ohio RB Highway Revenue Tolls
Series 2008-1
5.00%, 06/15/16		800	884,536

			23,068,632
OKLAHOMA — 0.21%
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
5.00%, 06/01/27	(Call 06/01/18) (BHAC)	500	563,265
5.25%, 06/01/40	(Call 06/01/20)	500	550,835
Oklahoma Municipal Power Authority RB Electric Power & Light Revenues
Series A
4.00%, 01/01/47	(Call 01/01/23)	2,000	1,838,040
4.50%, 01/01/47	(Call 01/01/17) (NPFGC-FGIC)	750	751,500
Oklahoma Turnpike Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/17		500	563,705
5.00%, 01/01/20		1,500	1,783,320
Series B
5.00%, 01/01/29	(Call 01/01/21)	500	554,885

			6,605,550
OREGON — 0.38%
City of Portland RB Sewer Revenue
Series A
5.00%, 06/01/14	(NPFGC)	2,850	2,885,853

66	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

5.00%, 06/01/15		$440	$466,651
5.00%, 03/01/35	(Call 03/01/20)	1,000	1,127,450
Oregon State Department of Transportation RB Fuel Sales Tax Revenue
Series A
4.50%, 11/15/32	(Call 11/15/17)	3,725	3,844,312
State of Oregon GO
Series A
4.50%, 08/01/32	(Call 08/01/17)	3,665	3,763,148

			12,087,414
PENNSYLVANIA — 3.31%
Allegheny County Sanitary Authority RB Sewer Revenue
Series A
5.00%, 12/01/21	(Call 12/01/15) (NPFGC)	1,000	1,071,850
City of Philadelphia RB Port Airport & Marina Revenue
Series A
5.00%, 06/15/40	(Call 06/15/20)	500	513,270
City of Philadelphia RB Water & Wastewater Revenue
5.25%, 12/15/14	(AMBAC)	1,025	1,060,106
Series B
4.75%, 11/01/31	(Call 11/01/17) (AMBAC)	300	309,801
Series C
5.00%, 08/01/17	(AGM)	370	424,198
5.00%, 08/01/40	(Call 08/01/20) (AGM)	1,000	1,036,060
Commonwealth of Pennsylvania GO
First Series
4.00%, 09/01/16		1,000	1,091,680
5.00%, 07/01/18		1,000	1,176,050
5.00%, 07/01/19		1,000	1,196,030
5.00%, 11/15/22	(Call 11/15/21)	2,600	3,077,932
5.00%, 11/15/24	(Call 11/15/21)	2,000	2,315,880
5.00%, 04/01/25	(Call 04/01/23)	2,500	2,933,300
5.00%, 10/01/26	(Call 10/01/16)	1,085	1,197,406
5.00%, 10/15/26	(Call 10/15/23)	1,000	1,167,000
5.00%, 06/01/27	(Call 06/01/22)	2,000	2,286,400
5.00%, 11/15/29	(Call 11/15/21)	500	560,705

Security		Principal (000s)	Value

Second Series
5.00%, 01/01/15		$1,500	$1,561,035
5.00%, 03/01/17		500	567,485
5.00%, 07/01/18		4,185	4,921,769
5.00%, 08/01/18	(Call 08/01/17)	1,000	1,141,950
5.00%, 01/01/19	(PR 01/01/16)	2,000	2,173,660
5.00%, 05/01/19		2,600	3,099,590
5.00%, 07/01/19		475	568,114
5.00%, 01/01/20	(PR 01/01/16)	3,900	4,238,637
5.00%, 05/01/20		755	904,875
5.00%, 07/01/20		1,355	1,626,800
5.00%, 05/01/21	(Call 05/01/20)	1,500	1,765,305
5.00%, 07/01/21		500	601,390
5.00%, 01/01/26	(Call 01/01/16)	1,150	1,236,572
Series A
5.00%, 05/01/14		1,000	1,008,540
5.00%, 05/01/16		3,500	3,857,945
5.00%, 02/15/17		500	566,630
Third Series
5.00%, 09/01/14	(AGM)	1,250	1,280,950
5.00%, 07/15/17		1,525	1,751,508
5.25%, 07/01/15		1,800	1,922,490
County of Chester GO
5.00%, 07/15/28	(Call 07/15/19)	1,410	1,561,279
Delaware River Port Authority RB Highway Revenue Tolls
5.00%, 01/01/33	(Call 01/01/24)	2,000	2,173,160
5.00%, 01/01/40	(Call 01/01/24)	1,500	1,587,150
Series D
5.00%, 01/01/35	(Call 01/01/20)	1,000	1,058,530
5.00%, 01/01/40	(Call 01/01/20) (AGM)	500	523,405
Delaware Valley Regional Finance Authority RB Miscellaneous Revenue
Series A
5.50%, 08/01/28	(AMBAC)	610	672,141
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/14		3,000	3,039,750
5.00%, 07/01/15		920	980,168
5.00%, 07/01/16		940	1,044,415

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

5.00%, 07/01/18		$3,000	$3,536,580
5.00%, 07/01/19		2,500	3,000,100
Series B
5.00%, 07/01/21	(Call 01/01/18)	1,000	1,137,790
5.00%, 01/01/22	(Call 07/01/17)	500	565,010
5.00%, 07/01/22	(Call 07/01/16)	2,500	2,749,900
5.00%, 01/01/23	(Call 01/01/16)	1,000	1,078,540
Pennsylvania Higher Educational Facilities Authority RB College & University Revenue
Series A
5.00%, 05/01/31	(Call 05/01/21)	700	743,694
Pennsylvania State Public School Building Authority RB Lease Revenue
Series A
5.00%, 06/01/31	(Call 12/01/16) (AGM)	1,800	1,891,584
Pennsylvania Turnpike Commission RB Highway Revenue Tolls
0.00%, 12/01/34	(Call 12/01/20)	500	485,220
0.00%, 12/01/37	(Call 12/01/35)	2,500	1,078,500
5.00%, 12/01/42	(Call 12/01/21)	1,000	1,035,680
6.00%, 12/01/36	(Call 12/01/20)	1,500	1,715,130
Series A
5.00%, 12/01/34	(Call 12/01/14) (AMBAC)	1,250	1,283,488
5.00%, 12/01/37	(Call 12/01/22)	1,000	1,052,060
5.25%, 12/01/32	(Call 12/01/14) (AMBAC)	1,000	1,028,820
Series A-1
5.00%, 06/01/38	(Call 06/01/18) (AGM)	500	515,615
Series B
5.00%, 12/01/24	(Call 12/01/19)	500	563,140
5.00%, 06/01/29	(Call 06/01/19)	2,000	2,108,420
5.25%, 06/01/24	(Call 06/01/19)	575	643,120
5.25%, 06/01/39	(Call 06/01/19)	2,780	2,910,910
5.75%, 06/01/39	(Call 06/01/19)	250	269,685
Series C
5.00%, 12/01/43	(Call 12/01/23)	1,000	1,042,280
Series D
5.13%, 12/01/40	(Call 12/01/19)	2,100	2,175,474

Security		Principal (000s)	Value

Series E
0.00%, 12/01/30	(Call 12/01/27)	$500	$487,250
0.00%, 12/01/38	(Call 12/01/27)	1,265	1,215,235
State Public School Building Authority RB Lease Appropriation
5.50%, 06/01/28	(AGM)	470	541,581
Westmoreland County Municipal Authority RB Water Revenue
5.00%, 08/15/37	(Call 08/15/23)	1,000	1,046,810

			104,754,527
RHODE ISLAND — 0.05%
Rhode Island Convention Center Authority RB Miscellaneous Revenue
Series B
5.25%, 05/15/15	(NPFGC)	215	218,696
Rhode Island Economic Development Corp. SO Grant Anticipation
Series A
5.25%, 06/15/19	(AGM)	1,200	1,420,164

			1,638,860
SOUTH CAROLINA — 0.95%
Charleston Educational Excellence Finance Corp. RB Lease Revenue
5.00%, 12/01/30	(Call 12/01/23)	2,000	2,206,060
City of Columbia RB Waterworks & Sewer System Revenue
Series A
5.00%, 02/01/41	(Call 02/01/21)	500	533,395
Greenville County School District RB Lease Appropriation
4.63%, 12/01/20	(AGM)	1,000	1,164,660
5.00%, 12/01/27	(Call 12/01/16)	1,000	1,092,780
Piedmont Municipal Power Agency RB Electric Power & Light Revenues
Series A-2
5.00%, 01/01/22	(Call 01/01/21)	1,000	1,136,740
South Carolina State Public Service Authority RB Electric Power & Light Revenues
Series A
5.00%, 01/01/17	(NPFGC)	2,360	2,650,705

68	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

5.50%, 01/01/38	(Call 01/01/19)	$2,600	$2,878,434
Series B
5.00%, 01/01/22	(Call 01/01/16) (NPFGC)	1,315	1,404,486
Series E
5.00%, 01/01/40	(Call 01/01/20)	1,450	1,491,296
South Carolina State Public Service Authority RB Nuclear Revenue
Series B
5.00%, 12/01/38	(Call 12/01/23)	1,000	1,049,550
Series E
5.00%, 12/01/48	(Call 12/01/23)	2,000	2,073,340
South Carolina State Public Service Authority RB Water Revenue
Series C
5.00%, 12/01/36	(Call 12/01/21)	500	524,870
South Carolina Transportation Infrastructure Bank RB Miscellaneous Revenue
Series A
4.00%, 10/01/33	(Call 10/01/21)	1,000	988,030
5.25%, 10/01/40	(Call 10/01/19)	500	535,925
Series B
3.38%, 10/01/32	(Call 10/01/22)	1,000	892,100
3.63%, 10/01/33	(Call 10/01/22)	875	797,842
5.00%, 10/01/17		1,000	1,150,700
South Carolina Transportation Infrastructure Bank RB Transit Revenue
Series B
5.25%, 10/01/14	(AMBAC)	1,500	1,545,045
State of South Carolina GO
Series A
4.00%, 06/01/15		1,500	1,572,600
4.00%, 04/01/22	(Call 04/01/20)	1,000	1,103,160
5.00%, 03/01/15		1,000	1,048,920
5.00%, 06/01/17		800	916,712
5.00%, 06/01/18		1,000	1,177,310

			29,934,660
TENNESSEE — 0.54%
City of Memphis GO
5.00%, 10/01/15	(NPFGC)	1,250	1,345,188
5.25%, 10/01/17	(NPFGC)	1,000	1,164,770

Security		Principal (000s)	Value

Series D
5.00%, 07/01/21	(Call 07/01/20)	$1,000	$1,172,950
City of Memphis RB Electric Power & Light Revenues
5.00%, 12/01/15		300	324,918
5.00%, 12/01/17		1,000	1,159,940
County of Shelby GO
Series A
5.00%, 04/01/14	(AMBAC)	1,280	1,285,722
5.00%, 04/01/14	(ETM)(AMBAC)	5	5,022
5.00%, 03/01/24		1,000	1,210,480
Metropolitan Government of Nashville & Davidson County GO
5.00%, 07/01/19		750	897,450
5.00%, 01/01/20	(PR 01/01/18)	1,000	1,158,980
5.00%, 07/01/23	(Call 07/01/22)	1,000	1,184,700
Series D
5.00%, 07/01/16		1,500	1,665,120
Metropolitan Government of Nashville & Davidson County RB Electric Power & Light Revenues
Series A
5.00%, 05/15/36	(Call 05/15/21)	1,025	1,109,306
State of Tennessee GO
Series A
4.00%, 08/01/17		2,000	2,236,060
5.00%, 08/01/21		1,000	1,214,960

			17,135,566
TEXAS — 8.44%
Alvin Independent School District GO
Series B
3.00%, 02/15/33	(PSF)	2,000	2,162,320
3.00%, 02/15/36	(PSF)	1,000	1,075,870
Austin Grand Parkway Toll Road Authority RB Highway Revenue Tolls
Series A
5.50%, 04/01/53	(Call 10/01/23)	1,500	1,522,245
Series B
0.00%, 10/01/45	(Call 10/01/28)	2,000	1,252,540
5.00%, 04/01/53	(Call 10/01/23)	5,000	5,130,050

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

Central Texas Regional Mobility Authority RB Highway Revenue Tolls
6.00%, 01/01/41	(Call 01/01/21)	$1,000	$1,057,260
Series A
5.00%, 01/01/43	(Call 01/01/23)	2,500	2,480,950
City of Austin RB Electric Power & Light Revenues
5.00%, 11/15/40	(Call 11/15/22)	1,000	1,060,810
City of Austin RB Water & Wastewater Revenue
5.00%, 11/15/37	(Call 11/15/22)	1,000	1,087,480
5.00%, 11/15/41	(Call 11/15/21)	1,000	1,069,860
Series A
5.00%, 11/15/39	(Call 11/15/19)	1,000	1,055,800
City of Brownsville RB Multiple Utility Revenue
Series A
5.00%, 09/01/31	(PR 09/01/15) (AMBAC)	345	369,709
5.00%, 09/01/31	(Call 09/01/15) (AMBAC)	155	162,181
City of Dallas GOL
Series A
5.00%, 02/15/18	(ETM)	5	5,826
5.00%, 02/15/18		1,595	1,859,945
5.00%, 02/15/20	(ETM)	5	5,984
5.00%, 02/15/20		645	771,156
City of Dallas RB Water Revenue
5.00%, 10/01/14	(AMBAC)	275	282,909
5.00%, 10/01/15	(AMBAC)	1,200	1,291,584
5.00%, 10/01/17	(AMBAC)	750	866,348
5.00%, 10/01/39	(Call 10/01/20)	850	922,327
5.00%, 10/01/40	(Call 10/01/21)	1,500	1,608,495
City of Houston GO
Series A
5.00%, 03/01/15		1,500	1,573,065
City of Houston GOL
5.00%, 03/01/19	(PR 09/01/15) (AMBAC)	560	600,281
Series A
5.00%, 03/01/18		3,000	3,496,170
5.00%, 03/01/19	(Call 03/01/18)	500	578,265

Security		Principal (000s)	Value

5.00%, 03/01/19	(PR 09/01/15) (AMBAC)	$190	$203,667
5.00%, 03/01/27	(Call 03/01/19)	1,000	1,135,680
5.25%, 03/01/28	(Call 03/01/18)	1,235	1,396,760
City of Houston RB Multiple Utility Revenue
Series A
5.25%, 11/15/17	(AGM)	825	963,947
City of Houston RB Port Airport & Marina Revenue
Series A
5.50%, 07/01/34	(Call 07/01/18)	750	833,520
5.50%, 07/01/39	(Call 07/01/18)	1,485	1,650,370
Series B
5.00%, 07/01/31	(Call 07/01/22)	1,500	1,596,660
5.00%, 07/01/32	(Call 07/01/22)	1,000	1,055,750
City of Houston RB Sewer Revenue
Series A
5.25%, 11/15/31	(Call 11/15/20)	1,000	1,139,660
Series E
5.00%, 11/15/16		1,000	1,125,200
City of Houston RB Utility Revenue
Series B
5.00%, 11/15/43	(Call 11/15/23)	1,000	1,075,610
City of Houston RB Water Revenue
Series A
5.00%, 11/15/36	(Call 11/15/17) (AGM)	4,500	4,811,085
5.13%, 05/15/28	(Call 05/15/14) (NPFGC)	1,000	1,009,980
5.25%, 05/15/14	(NPFGC)	1,210	1,223,249
6.00%, 11/15/36	(Call 05/15/19) (AGM)	1,000	1,152,590
Series C
5.00%, 11/15/18		750	887,888
Series D
5.00%, 11/15/21		890	1,063,034
5.00%, 11/15/33	(Call 11/15/21)	1,000	1,092,100
5.00%, 11/15/36	(Call 11/15/21)	1,000	1,076,060
City of San Antonio GO
5.00%, 02/01/19		500	596,170
City of San Antonio Public Facilities Corp. RB Lease Appropriation
4.00%, 09/15/32	(Call 09/15/22)	1,500	1,507,530

70	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

City of San Antonio RB Electric Power & Light Revenues
5.00%, 02/01/16		$500	$545,425
5.00%, 02/01/23		1,000	1,196,190
5.00%, 02/01/32	(PR 02/01/17)	40	45,251
5.00%, 02/01/48	(Call 02/01/23)	2,500	2,626,600
5.25%, 02/01/25		1,370	1,674,236
5.38%, 02/01/15		2,680	2,809,096
Series A
5.00%, 02/01/24	(PR 02/01/15)	3,150	3,291,246
Series D
5.00%, 02/01/17		1,250	1,415,125
5.00%, 02/01/18		1,000	1,164,890
5.00%, 02/01/19		500	594,050
City of San Antonio RB Water Revenue
4.50%, 05/15/37	(Call 05/15/17) (NPFGC-FGIC)	1,300	1,323,283
5.00%, 05/15/27	(Call 05/15/22)	1,000	1,154,460
Clear Creek Independent School District GO
Series B
3.00%, 02/15/35		2,000	2,148,900
County of Fort Bend GOL
4.75%, 03/01/31	(Call 03/01/17) (NPFGC)	1,485	1,557,691
County of Harris GO
Series A
5.00%, 10/01/24	(Call 10/01/22)	1,410	1,663,955
Series B
5.00%, 10/01/25	(Call 10/01/16)	400	441,440
County of Harris GOL
Series A
5.25%, 10/01/24	(PR 10/01/14)	3,000	3,090,720
County of Harris RB Highway Revenue Tolls
Series A
5.00%, 08/15/38	(Call 08/15/19)	1,000	1,102,060
Series B-1
5.00%, 08/15/14	(NPFGC-FGIC)	500	511,180
Series C
5.00%, 08/15/24	(Call 08/15/19)	500	578,170
5.00%, 08/15/30	(Call 08/15/22)	3,000	3,317,880
5.00%, 08/15/49	(Call 08/15/19)	1,000	1,046,580

Security		Principal (000s)	Value

Cypress-Fairbanks Independent School District GO
5.00%, 02/15/30	(Call 02/15/17) (PSF)	$4,000	$4,327,600
5.00%, 02/15/35	(Call 02/15/17) (PSF)	1,200	1,298,280
Series B-3
1.00%, 02/15/44	(PSF)	2,000	2,044,000
Dallas Area Rapid Transit RB Sales Tax Revenue
5.00%, 12/01/33	(Call 12/01/18)	250	273,473
5.00%, 12/01/36	(Call 12/01/16) (AMBAC)	4,735	5,076,725
5.25%, 12/01/29	(AMBAC)	1,050	1,272,484
5.25%, 12/01/43	(Call 12/01/18)	1,000	1,089,270
Dallas Area Rapid Transit RB Transit Revenue
5.00%, 12/01/42	(Call 12/01/22)	1,000	1,074,740
Dallas Independent School District GO
5.00%, 08/15/28	(Call 08/15/22) (PSF)	1,000	1,149,620
5.00%, 08/15/29	(Call 08/15/22) (PSF)	500	570,640
Series A
5.00%, 08/15/25	(PR 08/15/14) (PSF)	700	715,799
5.00%, 08/15/28	(PR 08/15/14) (PSF)	3,500	3,578,995
Dallas-Fort Worth International Airport RB Port Airport & Marina Revenue
Series A
5.00%, 11/01/16		500	559,750
5.00%, 11/01/42	(Call 11/01/20)	1,000	1,037,250
5.00%, 11/01/45	(Call 11/01/20)	500	515,700
5.25%, 11/01/38	(Call 11/01/20)	500	529,360
Series B
5.00%, 11/01/32	(Call 11/01/20)	1,000	1,061,030
5.00%, 11/01/38	(Call 11/01/22)	1,000	1,050,180
5.00%, 11/01/44	(Call 11/01/22)	1,500	1,540,260
Series C
5.00%, 11/01/45	(Call 11/01/21)	1,000	1,024,260

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

Series D
5.00%, 11/01/33	(Call 11/01/23)	$1,000	$1,067,930
Series F
5.13%, 11/01/25	(Call 11/01/23)	1,000	1,151,240
Series G
5.00%, 11/01/33	(Call 11/01/20)	2,000	2,114,840
Fort Bend Grand Parkway Toll Road Authority RB Highway Revenue Tolls
5.00%, 03/01/37	(Call 03/01/22)	1,000	1,075,040
Grand Prairie Independent School District GO
5.00%, 02/15/37	(Call 02/15/17)	1,000	1,063,680
Harris County Flood Control District RB Miscellaneous Revenue
Series A
5.00%, 10/01/34	(Call 10/01/20)	1,500	1,670,880
Harris County Flood Control District SO Contract Tax
Series A
5.25%, 10/01/21		1,000	1,226,060
Harris County Metropolitan Transit Authority RB Sales Tax Revenue
Series A
5.00%, 11/01/36	(Call 11/01/21)	1,000	1,079,190
5.00%, 11/01/41	(Call 11/01/21)	1,000	1,068,200
Houston Community College District GOL
5.00%, 02/15/43	(Call 02/15/23)	2,000	2,152,500
Houston Independent School District GO
Series B
5.00%, 02/15/24	(Call 02/15/17) (PSF)	500	558,725
Houston Independent School District GOL
5.00%, 02/15/22	(Call 02/15/17) (PSF)	1,750	1,959,300
Klein Independent School District GO
Series A
5.00%, 08/01/38	(Call 08/01/18) (PSF)	240	257,294

Security		Principal (000s)	Value

Lower Colorado River Authority RB Electric Power & Light Revenues
5.00%, 05/15/40	(Call 05/15/20)	$1,500	$1,534,440
5.25%, 01/01/15	(ETM)	1,310	1,365,832
Series A
5.00%, 05/15/35	(Call 05/15/20)	2,000	2,095,500
6.25%, 05/15/28	(Call 05/15/18)	1,500	1,738,485
Lower Colorado River Authority RB Miscellaneous Revenue
5.75%, 05/15/28	(PR 05/15/15)	855	912,760
5.75%, 05/15/28	(Call 05/15/15)	85	89,565
Midland County Fresh Water Supply District No. 1 RB Water Revenue
Series A
0.00%, 09/15/34	(Call 09/15/27)	1,250	474,813
North East Independent School District GO
5.25%, 02/01/27	(PSF)	530	659,977
Series A
5.00%, 08/01/37	(Call 08/01/17) (PSF)	500	538,220
North Texas Municipal Water District RB Water Revenue
5.00%, 09/01/31	(Call 09/01/16) (NPFGC)	1,500	1,612,080
5.00%, 09/01/35	(Call 09/01/16) (NPFGC)	2,500	2,674,750
5.00%, 09/01/38	(Call 09/01/18)	1,700	1,833,348
North Texas Tollway Authority RB Highway Revenue Tolls
0.00%, 09/01/43	(Call 09/01/31)	500	369,145
5.75%, 01/01/38	(Call 01/01/18)	3,600	3,822,084
6.00%, 01/01/34	(Call 01/01/21)	1,000	1,119,250
6.00%, 01/01/38	(Call 01/01/19) (AGC-ICC)	500	563,980
6.00%, 01/01/43	(Call 01/01/21)	250	273,703
Series A
5.50%, 09/01/36	(Call 09/01/21)	2,500	2,777,075
6.00%, 01/01/28	(Call 01/01/19)	1,010	1,162,258
6.25%, 01/01/39	(Call 01/01/19)	1,000	1,120,030
Series B
0.00%, 09/01/37	(Call 09/01/31)	1,600	426,544
0.00%, 09/01/43	(Call 09/01/31)	2,500	414,500

72	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

5.00%, 01/01/38	(Call 01/01/21)	$1,000	$1,035,660
5.00%, 01/01/42	(Call 01/01/22)	6,850	7,096,668
Series C
0.00%, 09/01/45	(Call 09/01/31)	500	405,715
5.25%, 01/01/44	(Call 01/01/19)	2,300	2,375,164
6.00%, 01/01/25	(Call 01/01/19)	1,000	1,162,600
Series D
5.00%, 09/01/24	(Call 09/01/21)	1,000	1,152,900
5.00%, 09/01/32	(Call 09/01/21)	4,970	5,424,208
Series K-1
5.75%, 01/01/38	(Call 01/01/19) (AGM)	500	558,170
North Texas Tollway Authority RB Miscellaneous Revenue
Series A
5.13%, 01/01/28	(Call 01/01/18) (NPFGC)	10,210	11,058,961
Series D
0.00%, 01/01/31	(AGM)	1,370	605,239
0.00%, 01/01/34	(AGM)	3,500	1,286,075
Series E-3
5.75%, 01/01/38		1,150	1,249,417
Pharr-San Juan-Alamo Independent School District GO
5.00%, 02/01/38	(Call 02/01/18) (PSF)	300	321,369
Plano Independent School District GO
Series A
5.25%, 02/15/34	(Call 02/15/18)	1,700	1,879,265
Round Rock Independent School District GO
5.00%, 08/01/33	(Call 08/01/18)	500	562,125
San Antonio Independent School District GO
5.00%, 08/15/23	(Call 08/15/15) (PSF)	975	1,038,531
San Antonio Public Facilities Corp. RB Lease Appropriation
4.00%, 09/15/42	(Call 09/15/22)	2,000	1,804,420
State of Texas GO
4.50%, 04/01/33	(Call 04/01/17)	2,870	3,016,973
5.00%, 10/01/16		1,000	1,121,790
5.00%, 10/01/21		1,000	1,215,610
5.00%, 04/01/26	(Call 04/01/18)	1,050	1,187,046

Security		Principal (000s)	Value

5.00%, 04/01/27	(Call 04/01/18)	$1,300	$1,460,758
5.00%, 04/01/28	(Call 04/01/16)	1,000	1,094,300
5.00%, 04/01/30	(Call 04/01/16)	2,850	3,035,734
5.00%, 04/01/36	(Call 04/01/22)	1,500	1,652,865
5.00%, 04/01/42	(Call 04/01/22)	3,000	3,248,640
Series A
4.75%, 04/01/35	(Call 04/01/15)	5,600	5,805,968
5.00%, 04/01/26	(Call 04/01/15)	2,850	2,979,418
5.00%, 04/01/33	(Call 04/01/17)	3,800	4,115,400
Tarrant Regional Water District RB Water Revenue
5.00%, 03/01/37	(Call 03/01/22)	1,500	1,631,910
Texas Public Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/14		1,270	1,291,158
5.00%, 01/01/16		500	544,000
5.00%, 01/01/17	(Call 01/01/16)	1,000	1,086,440
5.00%, 07/01/17	(Call 01/01/16)	1,500	1,628,790
Series B
5.00%, 07/01/18	(Call 07/01/15)	1,330	1,414,748
5.00%, 07/01/19	(Call 07/01/14)	1,500	1,524,360
5.00%, 01/01/20	(Call 03/31/14)	135	137,403
Texas State Transportation Commission RB Fuel Sales Tax Revenue
Series A
4.50%, 04/01/15		300	314,178
5.00%, 04/01/23	(Call 04/01/16)	500	546,600
5.25%, 04/01/14		2,550	2,561,985
Texas State Transportation Commission RB Highway Revenue Tolls
5.00%, 04/01/16		500	549,240
5.00%, 04/01/25	(Call 04/01/16)	500	544,950
5.00%, 04/01/27	(Call 04/01/17)	4,650	5,226,460
Series A
5.00%, 04/01/17		800	910,712
5.00%, 08/15/41	(Call 08/15/22)	4,470	4,515,996
Series B
1.25%, 08/15/42	(Call 02/15/15)	1,500	1,507,950
Texas State Transportation Commission RB Miscellaneous Revenue
5.00%, 04/01/20	(Call 04/01/16)	595	652,679

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

Texas State Turnpike Authority RB Highway Revenue Tolls
Series A
0.00%, 08/15/21	(AMBAC)	$500	$396,605
Texas Water Development Board RB Water Revenue
Series A
5.00%, 07/15/27	(Call 07/15/17)	250	281,348
University of Texas System Board of Regents RB College & University Revenue
5.00%, 07/01/41	(Call 07/01/23)	1,000	1,097,700
Series A
5.00%, 08/15/22		1,000	1,208,660
Series B
5.00%, 08/15/43	(Call 08/15/22)	1,000	1,080,880

			266,662,743
UTAH — 0.49%
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/21	(Call 07/01/18)	1,000	1,136,610
State of Utah GO
Series A
5.00%, 07/01/16		500	555,290
5.00%, 07/01/17		685	787,264
5.00%, 07/01/22	(Call 07/01/21)	1,040	1,246,960
Series C
5.00%, 07/01/14		3,000	3,050,100
5.00%, 07/01/15		1,375	1,464,540
University of Utah State Board of Regents RB College & University Revenue
Series A
5.00%, 08/01/43	(Call 08/01/23)	1,000	1,077,040
Utah Transit Authority RB Sales Tax Revenue
5.00%, 06/15/42	(Call 06/15/22)	1,000	1,040,560
Series A
5.00%, 06/15/28	(Call 06/15/18)	1,275	1,423,155
5.00%, 06/15/32	(Call 06/15/18) (AGM)	1,500	1,643,805
5.00%, 06/15/36	(Call 06/15/18) (AGM)	1,900	2,066,478

			15,491,802

Security		Principal (000s)	Value

VIRGINIA — 0.67%
Commonwealth of Virginia GO
Series D
5.00%, 06/01/18		$500	$588,655
5.00%, 06/01/19		500	600,440
County of Fairfax GO
Series B
5.00%, 04/01/23	(SAW)	1,000	1,219,460
Series C
5.00%, 10/01/16	(SAW)	425	476,408
5.00%, 10/01/17	(SAW)	2,360	2,732,502
County of Loudoun GO Series B
5.00%, 11/01/19		500	603,900
Hampton Roads Sanitation District RB Sewer Revenue
5.00%, 04/01/38	(Call 04/01/18)	375	401,813
Upper Occoquan Sewage Authority RB Sewer Revenue
Series A
5.15%, 07/01/20	(NPFGC)	1,000	1,160,460
Virginia College Building Authority RB College & University Revenue
5.00%, 09/01/20		900	1,082,835
Virginia Commonwealth Transportation Board RB Fuel Sales Tax Revenue
5.00%, 05/15/28	(Call 05/15/22)	1,000	1,136,520
Virginia Commonwealth Transportation Board RB Transit Revenue
4.00%, 05/15/29	(Call 05/15/21) (SAP)	1,000	1,043,260
5.00%, 05/15/27	(Call 05/15/21) (SAP)	500	564,595
5.00%, 05/15/33	(Call 05/15/21) (SAP)	1,000	1,094,180
5.00%, 05/15/34	(Call 05/15/21) (SAP)	1,000	1,089,520
Virginia Public School Authority RB Miscellaneous Revenue
5.00%, 08/01/23	(Call 08/01/22) (GOI)	1,000	1,187,180

74	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

Series B
5.25%, 08/01/14		$1,505	$1,537,719
Series C
5.00%, 08/01/15	(SAW)	680	726,539
5.00%, 08/01/18	(SAW)	2,475	2,916,342
5.00%, 08/01/19	(SAW)	750	898,575

			21,060,903
WASHINGTON — 2.72%
Central Puget Sound Regional Transit Authority RB Sales Tax Revenue
Series A
5.00%, 11/01/32	(Call 11/01/17) (AGM)	1,400	1,519,210
5.00%, 11/01/36	(Call 11/01/17)	3,150	3,372,201
City of Seattle RB Electric Power & Light Revenues
Series A
5.25%, 02/01/36	(Call 02/01/21)	1,200	1,315,752
Series B
5.00%, 02/01/21	(Call 02/01/20)	500	589,370
5.00%, 02/01/22	(Call 02/01/20)	1,000	1,156,270
5.00%, 02/01/24	(Call 02/01/20)	500	574,430
City of Tacoma RB Electric Power & Light Revenues
Series A
4.00%, 01/01/42	(Call 07/01/23)	1,000	931,550
County of King GOL
4.75%, 01/01/34	(Call 01/01/18)	900	947,475
County of King RB Sewer Revenue
5.00%, 01/01/38	(Call 01/01/18)	4,600	4,892,100
5.00%, 01/01/45	(Call 07/01/20)	1,000	1,049,190
5.00%, 01/01/52	(Call 01/01/22)	1,000	1,044,080
5.13%, 01/01/41	(Call 01/01/21)	500	536,240
Energy Northwest RB Electric Power & Light Revenues
Series A
5.00%, 07/01/14		1,000	1,016,630
5.00%, 07/01/15		250	266,175
5.00%, 07/01/17		1,800	2,065,500
5.00%, 07/01/19		1,365	1,635,707
5.00%, 07/01/21		1,000	1,199,760
5.00%, 07/01/22	(Call 07/01/21)	1,500	1,689,940
5.00%, 07/01/23	(Call 07/01/21)	2,000	2,321,800

Security		Principal (000s)	Value

5.00%, 07/01/24	(Call 07/01/16)	$2,370	$2,595,600
5.25%, 07/01/16		580	647,089
5.25%, 07/01/18		125	148,511
5.25%, 07/01/18	(Call 07/01/14) (NPFGC)	150	152,573
5.50%, 07/01/15		1,000	1,071,400
Series C
5.00%, 07/01/14		875	889,551
FYI Properties RB Lease Non-Terminable
5.50%, 06/01/39	(Call 06/01/19)	1,000	1,071,410
NJB Properties RB Lease Revenue
Series A
5.00%, 12/01/36	(Call 12/01/16) (GTD)	1,000	1,050,200
Port of Seattle RB Port Airport & Marina Revenue
Series A
5.00%, 08/01/31	(Call 08/01/22)	1,000	1,088,050
Snohomish County School District No. 201 GO
5.25%, 12/01/27	(Call 12/01/18) (GTD)	500	571,255
State of Washington GO
Series A
5.00%, 07/01/25	(Call 07/01/18)	1,330	1,518,275
5.00%, 07/01/27	(Call 07/01/18)	4,750	5,409,585
5.00%, 07/01/31	(Call 07/01/18)	3,400	3,756,456
5.00%, 08/01/33	(Call 08/01/23)	4,000	4,450,880
5.00%, 08/01/35	(Call 08/01/21)	500	543,880
Series C
5.00%, 01/01/27	(Call 01/01/18)	1,000	1,120,610
5.00%, 01/01/28	(Call 01/01/18)	1,000	1,113,510
5.00%, 06/01/41	(Call 06/01/21)	5,000	5,357,550
Series D
5.00%, 02/01/34	(Call 02/01/22)	1,000	1,095,030
Series E
5.00%, 01/01/31	(PR 01/01/16) (AMBAC)	1,500	1,629,960
5.00%, 02/01/31	(Call 02/01/19)	1,500	1,667,625
Series R
5.00%, 07/01/20		2,000	2,401,180
5.00%, 01/01/21	(Call 01/01/15) (AMBAC)	2,685	2,789,366

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

Series R-2006A
5.00%, 07/01/19	(Call 07/01/15) (AMBAC)	$2,455	$2,608,339
Series R-2011C
5.00%, 07/01/16		400	444,032
5.00%, 07/01/17		350	401,751
Series R-2012C
5.00%, 07/01/20		1,000	1,200,590
5.00%, 07/01/24	(Call 07/01/22)	2,000	2,350,460
5.00%, 07/01/25	(Call 07/01/22)	1,000	1,165,870
5.00%, 07/01/26	(Call 07/01/22)	1,500	1,734,885
State of Washington RB Appropriations
5.00%, 09/01/24	(Call 09/01/23)	2,000	2,315,580
State of Washington RB Federal Grant Revenue
5.00%, 09/01/18		1,125	1,316,880
5.00%, 09/01/21		1,000	1,182,930
University of Washington RB College & University Revenue
Series A
5.00%, 07/01/41	(Call 07/01/22)	1,000	1,080,590

			86,064,833
WEST VIRGINIA — 0.07%
State of West Virginia GO
5.00%, 06/01/15	(NPFGC-FGIC)	1,000	1,060,310
West Virginia University Board of Governors RB College & University Revenue
Series B
5.00%, 10/01/36	(Call 10/01/21)	1,000	1,074,370

			2,134,680
WISCONSIN — 0.94%
State of Wisconsin GO
Series 1
5.00%, 05/01/16	(AMBAC)	550	606,249
5.00%, 05/01/17		2,500	2,853,650
5.00%, 05/01/18	(Call 05/01/15) (NPFGC)	3,000	3,166,950
5.00%, 05/01/21		500	600,675
5.50%, 05/01/14	(NPFGC)	1,000	1,009,400
Series 2
5.00%, 11/01/20		1,500	1,806,285
5.00%, 11/01/22	(Call 11/01/21)	2,000	2,390,260

Security		Principal or Shares (000s)	Value

Series A
5.00%, 05/01/16	(NPFGC-FGIC)	$1,000	$1,102,270
Series B
5.00%, 05/01/22	(Call 05/01/21)	1,500	1,785,060
State of Wisconsin RB General Fund
Series A
5.38%, 05/01/25	(Call 05/01/19) (SAP)	2,050	2,376,503
5.63%, 05/01/28	(Call 05/01/19) (SAP)	1,470	1,696,806
5.75%, 05/01/33	(Call 05/01/19) (SAP)	3,000	3,362,610
6.00%, 05/01/36	(Call 05/01/19) (SAP)	3,100	3,505,046
6.25%, 05/01/37	(Call 05/01/19) (SAP)	1,000	1,125,740
State of Wisconsin RB Transit Revenue Series A
5.00%, 07/01/20	(AGM)	2,000	2,401,180

			29,788,684

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $3,019,627,618)			3,116,082,608

SHORT-TERM INVESTMENTS — 0.43%

MONEY MARKET FUNDS — 0.43%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]		13,752	13,751,796

			13,751,796

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,751,796)			13,751,796

76	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Value
TOTAL INVESTMENTS IN SECURITIES — 99.01%
(Cost: $3,033,379,414)	$3,129,834,404
Other Assets, Less Liabilities — 0.99%	31,176,400

NET ASSETS — 100.00%	$3,161,010,804

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

SO  —  Special Obligation

ST  —  Special Tax

Insured by:

AGC-ICC  —  Assured Guaranty Corp.  —  Insured Custody Certificates

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

CIFG  —  CDC Assurance N.A. Inc.

FGIC  —  Financial Guaranty Insurance Co.

HERBIP  —  Higher Education Revenue Bond Intercept Program

NPFGC  —  National Public Finance Guarantee Corp.

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	77

Schedule of Investments

iSHARES® SHORT-TE RM NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 99.32%

ALABAMA — 0.20%
Alabama Public School & College Authority RB Sales Tax Revenue
Series A
5.00%, 05/01/14		$500	$504,265
5.00%, 05/01/18		1,000	1,171,220

			1,675,485
ALASKA — 0.04%
City of Anchorage GO
Series B
5.25%, 12/01/16	(AMBAC)	265	300,401

			300,401
ARIZONA — 1.01%
City of Mesa RB Multiple Utility Revenue
4.00%, 07/01/17	(AGM)	50	55,510
5.25%, 07/01/16	(NPFGC)	135	150,345
5.25%, 07/01/16	(ETM) (NPFGC-FGIC)	165	183,797
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/15		1,000	1,064,280
5.00%, 07/01/15	(PR 07/01/14) (AMBAC)	1,250	1,270,738
5.00%, 07/01/18		1,000	1,171,850
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues
Series B
4.00%, 01/01/15		1,360	1,404,377
4.00%, 01/01/17		275	302,781
4.00%, 01/01/18		2,375	2,670,592

			8,274,270
ARKANSAS — 0.23%
State of Arkansas GO
4.00%, 08/01/14		1,100	1,118,161
5.00%, 08/01/14		775	791,089

			1,909,250

Security		Principal (000s)	Value

CALIFORNIA — 17.22%
Bay Area Toll Authority RB Highway Revenue Tolls
Series C-2
1.45%, 04/01/45	(Call 02/01/17)	$750	$763,695
Series F
5.00%, 04/01/15		860	905,864
5.00%, 04/01/31	(PR 04/01/16)	500	549,130
Series F-1
5.00%, 04/01/17		750	856,275
California State Department of Transportation RB Federal Grant Revenue
Series A
5.00%, 02/01/15	(NPFGC-FGIC)	800	835,992
California State Department of Water Resources RB Electric Power & Light Revenues
Series H
5.00%, 05/01/17		530	606,479
5.00%, 05/01/17	(AGM)	540	617,922
Series K
5.00%, 05/01/18		4,200	4,944,996
Series L
4.00%, 05/01/15		100	104,546
5.00%, 05/01/15		2,695	2,848,507
5.00%, 05/01/16		1,370	1,512,110
5.00%, 05/01/17		2,250	2,574,675
Series M
4.00%, 05/01/14		500	503,405
4.00%, 05/01/16		500	541,250
5.00%, 05/01/14		1,000	1,008,560
5.00%, 05/01/15		4,000	4,227,840
5.00%, 05/01/16		875	965,764
Series N
5.00%, 05/01/18		400	470,952
California State Department of Water Resources RB Water Revenue
Series AJ
5.00%, 12/01/16		500	564,995
California State Public Works Board RB Lease Revenue
Series J
5.25%, 01/01/16	(AMBAC)	1,195	1,302,622

78	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

Chabot-Las Positas Community College District GO
Series C
0.00%, 08/01/16	(AMBAC)	$195	$190,499
City & County of San Francisco GO
5.00%, 06/15/15		3,705	3,939,786
Desert Sands Unified School District GO
5.00%, 06/01/29	(PR 06/01/14) (AGM)	400	405,004
East Bay Municipal Utility District RB Water Revenue
Series B
5.00%, 06/01/16		500	554,110
Grossmont-Cuyamaca Community College District GO
Series B
5.00%, 08/01/29	(PR 08/01/15) (FGIC)	1,000	1,068,460
Los Angeles Convention & Exhibition Center Authority RB Lease Abatement
Series A
5.00%, 08/15/17		105	119,767
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/17		1,350	1,556,901
Series B
5.00%, 07/01/14		1,000	1,016,660
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
5.00%, 07/01/16		400	445,332
5.00%, 07/01/17		1,000	1,153,260
Series C
4.00%, 01/01/16	(Call 10/01/15)	1,500	1,592,025
5.00%, 01/01/16	(Call 10/01/15)	2,835	3,053,975
Los Angeles Unified School District GO
5.75%, 07/01/14	(NPFGC)	525	535,001

Security		Principal (000s)	Value

Series A-1
5.50%, 07/01/17	(FGIC)	$480	$559,781
5.50%, 07/01/18	(FGIC)	1,190	1,431,570
Series I
5.00%, 07/01/14		2,000	2,033,260
Series KY
5.00%, 07/01/14		1,050	1,067,461
Metropolitan Water District of Southern California RB Water Revenue
Series B-3
5.00%, 10/01/29	(PR 10/01/14) (NPFGC)	810	833,344
Series C
5.00%, 07/01/17		1,000	1,151,820
New Haven Unified School District GO
5.00%, 08/01/18	(AGM)	200	233,626
Orange County Public Financing Authority RB Lease Abatement
5.00%, 07/01/16	(NPFGC)	1,000	1,106,360
Sacramento County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 12/01/35	(PR 12/01/14) (AMBAC)	1,300	1,347,983
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
3.38%, 08/15/15	(AGM)	2,500	2,612,675
5.00%, 08/15/17	(AGM)	100	114,766
San Diego Public Facilities Financing Authority RB Sewer Revenue
Series B
5.00%, 05/15/15		375	397,133
5.00%, 05/15/16		500	552,605
San Diego Unified School District GO
Series F
5.00%, 07/01/28	(PR 07/01/14) (AGM)	225	228,742
San Joaquin Hills Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/01/17	(ETM)	200	196,456

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

Southern California Public Power Authority RB Electric Power & Light Revenues
0.00%, 07/01/15	(NPFGC)	$500	$496,195
State of California GO
3.00%, 09/01/16		1,645	1,756,037
3.25%, 10/01/16		1,125	1,210,297
4.00%, 08/01/14		1,000	1,016,460
4.00%, 04/01/15		300	312,678
4.00%, 08/01/15		725	764,839
4.00%, 10/01/15		325	344,858
4.00%, 04/01/17		300	332,322
4.00%, 12/01/26	(Call 06/01/16)	1,065	1,146,803
4.00%, 12/01/27	(Call 06/01/17)	1,500	1,662,060
4.25%, 04/01/16		645	698,857
5.00%, 03/01/14		2,155	2,155,883
5.00%, 03/01/14	(NPFGC-FGIC)	500	500,205
5.00%, 05/01/14		500	504,275
5.00%, 08/01/14		570	581,805
5.00%, 09/01/14		1,650	1,690,821
5.00%, 02/01/15		1,300	1,358,357
5.00%, 03/01/15		1,180	1,237,726
5.00%, 04/01/15		1,680	1,768,939
5.00%, 06/01/15		200	212,194
5.00%, 11/01/15		3,360	3,630,514
5.00%, 02/01/16		250	272,815
5.00%, 03/01/16		800	876,080
5.00%, 04/01/16		215	236,268
5.00%, 06/01/16	(SGI)	1,000	1,106,540
5.00%, 08/01/16		1,200	1,336,680
5.00%, 09/01/16		1,000	1,117,440
5.00%, 10/01/16		1,000	1,120,960
5.00%, 11/01/16	(AMBAC)	790	888,308
5.00%, 12/01/16		250	281,980
5.00%, 02/01/17		2,000	2,262,960
5.00%, 03/01/17		2,000	2,183,220
5.00%, 04/01/17		1,750	1,991,010
5.00%, 09/01/17		1,000	1,152,630
5.00%, 10/01/17		300	346,653
5.00%, 02/01/18		3,905	4,549,755
5.00%, 04/01/18		2,000	2,341,440
5.00%, 11/01/18		1,000	1,185,880
5.00%, 02/01/19		2,000	2,374,240

Security		Principal (000s)	Value

5.25%, 04/01/29	(PR 04/01/14)	$1,000	$1,004,710
5.50%, 04/01/18		1,600	1,905,328
5.50%, 04/01/28	(PR 04/01/14)	500	502,470
5.50%, 04/01/30	(PR 04/01/14)	2,400	2,411,856
6.00%, 02/01/18	(AMBAC)	1,245	1,500,798
Series A
4.00%, 07/01/16		455	494,813
5.00%, 07/01/15	(PR 07/01/14)	4,365	4,437,590
5.00%, 07/01/15	(Call 07/01/14) (NPFGC)	1,765	1,794,776
5.00%, 07/01/16		1,095	1,215,811
5.00%, 07/01/17		1,000	1,149,290
5.00%, 07/01/18		2,000	2,363,340
5.25%, 07/01/14	(ETM)	1,210	1,231,114
5.25%, 07/01/14		1,260	1,282,113
5.25%, 07/01/14	(NPFGC-FGIC)	2,775	2,823,701
Series B
3.50%, 07/01/23	(Call 07/01/14)	600	606,798
5.00%, 07/01/23	(Call 07/01/14)	6,000	6,098,280
University of California Regents RB College & University Revenue
Series AF
5.00%, 05/15/15		3,345	3,543,793
5.00%, 05/15/18		750	885,772
Series J
5.00%, 05/15/14	(NPFGC)	825	833,613

			141,296,891
COLORADO — 1.25%
Colorado Department of Transportation RB Highway Revenue Tolls
5.00%, 12/15/16		1,000	1,128,030
Series B
5.00%, 12/15/15		3,060	3,321,875
Colorado Department of Transportation RB Transit Revenue
Series B
5.50%, 06/15/15	(NPFGC)	800	855,128
E-470 Public Highway Authority RB Highway Revenue Tolls
Series B
0.00%, 09/01/16	(NPFGC)	130	123,475

80	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

Regional Transportation District RB Sales Tax Revenue
Series A
5.00%, 11/01/28	(PR 11/01/16) (AMBAC)	$2,125	$2,382,571
5.00%, 11/01/31	(PR 11/01/16) (AMBAC)	500	560,605
5.00%, 11/01/36	(PR 11/01/16) (AMBAC)	1,655	1,855,603

			10,227,287
CONNECTICUT — 1.57%
State of Connecticut GO
Series A
2.00%, 10/15/15		1,500	1,544,880
5.00%, 01/01/16		1,500	1,629,660
5.00%, 10/15/18		1,000	1,184,690
Series B
5.00%, 12/01/15	(Call 06/01/14) (NPFGC)	250	253,140
5.00%, 05/01/17		1,045	1,190,109
Series C
4.00%, 06/01/15		2,010	2,107,324
5.00%, 12/01/15		500	542,410
5.00%, 04/01/22	(PR 04/01/14) (NPFGC-FGIC)	150	150,672
5.50%, 12/15/14		790	823,867
Series D
5.00%, 11/01/18		2,000	2,371,440
State of Connecticut ST Sales Tax Revenue
Series 1
5.00%, 02/01/16		335	365,230
5.00%, 02/01/17		360	407,218
5.00%, 02/01/18		300	348,834

			12,919,474
DELAWARE — 0.31%
State of Delaware GO
Series 2009C
5.00%, 10/01/15		285	306,871
5.00%, 10/01/16		2,000	2,242,480

			2,549,351

Security		Principal (000s)	Value

DISTRICT OF COLUMBIA — 0.06%
District of Columbia GO
Series B
5.00%, 06/01/17	(AMBAC)	$455	$518,677

			518,677
FLORIDA — 1.93%
City of Gainesville RB Multiple Utility Revenue
Series A
5.00%, 10/01/35	(PR 10/01/15) (AGM)	2,025	2,177,685
County of Miami-Dade RB Water & Sewer Revenue
Series B
5.00%, 10/01/14	(AGM)	1,000	1,028,550
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
5.00%, 07/01/14		275	279,562
5.00%, 07/01/15		1,945	2,067,302
5.00%, 07/01/16		1,850	2,042,178
Florida State Board of Education GO
Series A
5.00%, 06/01/14		350	354,413
5.00%, 01/01/15		570	593,393
5.00%, 06/01/16		1,000	1,107,260
5.00%, 06/01/17		475	544,464
Series B
5.00%, 06/01/14		1,025	1,037,925
Florida State Board of Education RB Lottery Revenue
Series C
5.00%, 07/01/16		1,035	1,148,426
Series E
5.00%, 07/01/17		540	619,456
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/14		75	76,247

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

JEA St. Johns River Power Park System RB Electric Power & Light Revenues
Series 23
5.00%, 10/01/15		$1,000	$1,076,240
State of Florida GO
Series A
5.00%, 06/01/18		475	559,664
Tampa Bay Water RB Utility System Revenue
Series A
5.00%, 10/01/16		1,000	1,119,580

			15,832,345
GEORGIA — 2.42%
City of Atlanta RB Port Airport & Marina Revenue
Series B
5.00%, 01/01/15		500	520,215
Georgia State Road & Tollway Authority RB Federal Grant Revenue
Series A
5.00%, 06/01/17		1,295	1,477,142
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/16		500	551,830
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/14	(NPFGC)	1,000	1,012,480
5.00%, 06/01/16	(NPFGC)	230	254,007
Georgia State Road & Tollway Authority RB Miscellaneous Taxes
Series A
5.00%, 06/01/17		855	975,256
Gwinnett County School District GO
4.50%, 10/01/17		250	285,020
Series A
4.00%, 10/01/14		1,000	1,022,940
4.00%, 10/01/16		1,385	1,516,810

Security		Principal (000s)	Value

Municipal Electric Authority of Georgia RB Electric Power & Light Revenues
Series B
5.00%, 01/01/16		$100	$108,451
Series D
5.75%, 01/01/19	(Call 07/01/18)	500	596,180
State of Georgia GO
5.00%, 08/01/20	(PR 08/01/17)	350	403,413
Series A
5.00%, 09/01/19	(PR 09/01/15)	200	214,472
Series B
4.50%, 03/01/21	(PR 03/01/16)	250	271,098
5.00%, 10/01/14		3,250	3,343,762
Series C
5.50%, 07/01/14		1,000	1,018,410
5.50%, 07/01/16	(PR 07/01/14)	105	106,929
5.50%, 07/01/16	(Call 07/01/14)	1,265	1,288,415
Series E
5.00%, 08/01/16		305	339,740
5.00%, 08/01/19	(PR 08/01/17)	770	887,510
5.00%, 08/01/21	(PR 08/01/17)	600	691,566
Series E-2
4.00%, 09/01/16		1,200	1,310,964
Series I
5.00%, 07/01/18		1,375	1,622,225

			19,818,835
HAWAII — 1.11%
State of Hawaii GO
Series DG
5.00%, 07/01/14	(AMBAC)	3,160	3,212,646
5.00%, 07/01/16	(Call 07/01/15) (AMBAC)	575	612,530
Series DT
5.00%, 11/01/17		300	347,622
Series DY
5.00%, 02/01/18		500	581,815
5.00%, 02/01/19		1,000	1,185,990
Series DZ
5.00%, 12/01/16		1,000	1,127,030
5.00%, 12/01/17		500	580,780
Series EA
5.00%, 12/01/16		250	281,757

82	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

Series EF
5.00%, 11/01/17		$1,000	$1,158,740

			9,088,910
ILLINOIS — 4.94%
City of Chicago GO
Series A
5.00%, 01/01/15	(AGM)	545	564,767
City of Chicago RB Port Airport & Marina Revenue
Series B
5.00%, 01/01/17		270	303,094
5.00%, 01/01/18		1,200	1,373,112
5.25%, 01/01/15	(NPFGC-FGIC)	750	781,313
Illinois State Toll Highway Authority RB Highway Revenue Tolls
Series A
5.50%, 01/01/15	(AGM)	500	522,140
Series A-1
5.00%, 01/01/26	(PR 07/01/16) (AGM)	2,000	2,216,180
Series A-2
5.00%, 01/01/27	(PR 07/01/16) (AGM)	4,050	4,487,764
5.00%, 01/01/28	(PR 07/01/16) (AGM)	2,075	2,299,287
5.00%, 01/01/31	(PR 07/01/16) (AGM)	1,035	1,146,873
Series B
5.00%, 12/01/17		1,000	1,157,450
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
0.00%, 06/15/15	(ETM) (NPFGC-FGIC)	275	273,768
0.00%, 06/15/15	(NPFGC-FGIC)	305	301,371
Metropolitan Water Reclamation District of Greater Chicago GO
5.00%, 12/01/35	(PR 12/01/16)	1,830	2,059,683
Metropolitan Water Reclamation District of Greater Chicago GOL
5.00%, 12/01/33	(PR 12/01/16)	1,100	1,238,061
State of Illinois GO
4.00%, 04/01/15		290	301,620
4.00%, 07/01/15		1,000	1,048,810

Security		Principal (000s)	Value

4.00%, 02/01/18		$500	$548,370
4.00%, 07/01/18		100	110,558
5.00%, 01/01/15		500	519,780
5.00%, 01/01/17		1,000	1,110,290
5.00%, 01/01/17	(AGM)	1,000	1,111,480
5.00%, 01/01/18		1,630	1,846,089
5.00%, 08/01/18		1,690	1,943,331
5.00%, 01/01/19	(AGM)	300	345,216
First Series
5.50%, 08/01/14	(NPFGC)	860	879,255
5.50%, 08/01/15	(SGI-ICR, NPFGC)	370	396,947
Series B
5.00%, 03/01/14		370	370,148
State of Illinois RB Federal Grant Revenue
Series A
5.00%, 06/15/15		1,500	1,593,075
Series B
5.00%, 06/15/17	(Call 12/15/16)	1,500	1,689,540
5.00%, 12/15/17	(Call 12/15/16)	500	561,950
State of Illinois RB Miscellaneous Revenue
Series A
5.00%, 12/15/15		1,000	1,085,190
State of Illinois RB Sales Tax Revenue
4.00%, 06/15/15		3,000	3,146,910
5.00%, 06/15/14		150	152,157
5.00%, 06/15/15		500	530,960
5.00%, 06/15/16		500	552,570
5.00%, 06/15/17		680	775,282
State of Illinois Unemployment Compensation Trust Fund RB Appropriations
Series B
5.00%, 06/15/18	(Call 12/15/16)	1,080	1,208,596

			40,552,987
INDIANA — 0.52%
Indiana Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 02/01/16		775	845,254

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

Indiana Finance Authority RB Sewer Revenue
Series C
3.00%, 10/01/16		$1,000	$1,056,310
Indiana Finance Authority RB Water Revenue
Series A
4.00%, 02/01/16		265	284,045
5.00%, 02/01/17		1,000	1,132,100
Indianapolis Local Public Improvement Bond Bank RB Water Revenue
Series A
5.45%, 01/01/35	(PR 07/01/17)	850	988,329

			4,306,038
KANSAS — 0.07%
Kansas State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 09/01/16		500	558,585

			558,585
KENTUCKY — 0.32%
Kentucky Public Transportation Infrastructure Authority RB Highway Revenue Tolls
5.00%, 07/01/17		1,000	1,117,110
Kentucky State Property & Buildings Commission RB Lease Appropriation
5.00%, 08/01/22	(PR 08/01/15) (AGM)	100	106,812
5.25%, 10/01/14	(AGM)	250	257,437
5.25%, 10/01/15	(AGM)	500	539,310
5.25%, 10/01/16	(AGM)	510	572,506

			2,593,175
LOUISIANA — 0.91%
State of Louisiana GO
Series A
5.00%, 08/01/14	(NPFGC)	250	255,170
5.00%, 08/01/15	(NPFGC)	4,225	4,516,652
5.00%, 10/15/18	(PR 10/15/14) (AMBAC)	1,430	1,473,915

Security		Principal (000s)	Value

5.25%, 08/01/16	(Call 08/01/15) (NPFGC)	$750	$805,132
State of Louisiana RB Fuel Sales Tax Revenue
Series A
5.00%, 05/01/35	(PR 05/01/15) (NPFGC-FGIC)	380	401,550

			7,452,419
MARYLAND — 3.85%
County of Montgomery GO
Series A
5.00%, 07/01/15		500	532,490
Maryland State Department of Transportation RB Miscellaneous Taxes
5.00%, 05/01/14		360	363,082
5.00%, 05/01/17	(PR 05/01/14)	1,310	1,321,161
Maryland State Department of Transportation RB Transit Revenue
5.00%, 05/01/16		1,000	1,102,970
Maryland State Transportation Authority RB Grant & Revenue Anticipation
5.25%, 03/01/18		1,340	1,574,808
Maryland State Transportation Authority RB Miscellaneous Revenue
5.00%, 03/01/14		425	425,174
5.00%, 03/01/17		1,000	1,134,330
5.25%, 03/01/16		240	263,669
5.25%, 03/01/17		280	319,698
State of Maryland GO
5.00%, 02/15/17	(PR 02/15/15)	1,100	1,151,590
5.00%, 03/01/18		2,000	2,339,420
First Series
5.00%, 03/01/15		2,645	2,774,393
5.00%, 08/01/16	(PR 08/01/14)	675	688,959
5.00%, 03/15/17		390	443,968
5.00%, 03/15/22	(PR 03/15/17)	810	921,035
First Series A
5.00%, 02/15/19	(PR 02/15/15)	260	272,194
5.25%, 03/01/16		250	275,080

84	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

Second Series
5.00%, 08/01/14		$585	$597,145
5.00%, 07/15/15		400	426,728
5.00%, 08/01/16		1,875	2,089,050
5.00%, 07/15/17		1,500	1,726,065
5.00%, 07/15/18		1,000	1,180,910
5.00%, 08/01/19	(PR 08/01/16)	1,415	1,574,768
Second Series A
4.00%, 08/01/15		150	158,202
5.00%, 08/01/14		1,000	1,020,760
5.00%, 08/01/15		700	748,237
5.00%, 08/01/17	(PR 08/01/15)	1,875	2,002,725
Second Series B
5.00%, 08/01/14		1,700	1,735,292
Second Series E
4.00%, 08/01/14		100	101,651
5.00%, 08/01/16		1,000	1,114,160
Series A
5.00%, 08/01/18		1,000	1,182,140

			31,561,854
MASSACHUSETTS — 9.91%
Commonwealth of Massachusetts GO
Series A
5.00%, 08/01/14		3,070	3,133,733
5.00%, 03/01/21	(PR 03/01/15) (AGM)	450	471,577
5.00%, 03/01/22	(PR 03/01/15)	1,325	1,389,779
5.00%, 03/01/23	(PR 03/01/15) (AGM)	575	603,112
5.00%, 03/01/24	(PR 03/01/15) (AGM)	400	419,556
5.00%, 03/01/25	(PR 03/01/15)	1,300	1,363,557
Series B
5.00%, 11/01/14		460	475,129
5.00%, 08/01/15		435	465,193
Series C
5.00%, 09/01/22	(PR 09/01/15)	5,775	6,194,092
5.50%, 12/01/16	(AGM)	1,000	1,141,930
5.50%, 12/01/17	(AGM)	1,720	2,030,357
Series D
4.75%, 08/01/25	(PR 08/01/16)	1,250	1,382,950
5.00%, 08/01/21	(PR 08/01/16)	2,055	2,285,961
5.00%, 08/01/22	(PR 08/01/16)	715	795,359

Security		Principal (000s)	Value

Series E
5.00%, 11/01/24	(PR 11/01/16) (AMBAC)	$265	$297,349
Commonwealth of Massachusetts GOL
Series A
5.00%, 08/01/16		1,500	1,671,240
5.00%, 04/01/18		3,500	4,091,360
Series B
5.00%, 08/01/16		720	802,195
5.00%, 08/01/18		1,000	1,179,120
5.00%, 08/01/23	(PR 08/01/14)	2,200	2,245,166
5.25%, 08/01/16		500	560,100
Series C
5.00%, 01/01/15		2,000	2,081,560
5.00%, 05/01/16		1,025	1,130,462
5.00%, 09/01/16	(Call 09/01/15)	715	766,373
5.00%, 09/01/21	(PR 09/01/15)	715	766,888
5.00%, 09/01/24	(PR 09/01/15)	500	536,285
5.00%, 09/01/25	(PR 09/01/15)	1,630	1,748,289
5.50%, 11/01/14	(NPFGC-FGIC)	1,410	1,461,127
5.50%, 11/01/15		575	626,301
Series D
5.50%, 11/01/16		500	569,020
5.50%, 10/01/17		2,000	2,347,660
Series E
5.00%, 11/01/23	(PR 11/01/16) (AMBAC)	500	561,035
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.50%, 06/01/15	(NPFGC-FGIC)	1,480	1,578,361
5.50%, 06/01/16	(NPFGC-FGIC)	250	279,085
Commonwealth of Massachusetts SO Miscellaneous Revenue
5.00%, 12/15/14	(AGM)	1,110	1,152,613
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
4.75%, 07/01/34	(PR 07/01/15)	1,300	1,380,301
5.00%, 07/01/31	(PR 07/01/15)	2,065	2,199,473
5.00%, 07/01/34	(PR 07/01/14)	2,400	2,439,984
5.25%, 07/01/17	(PR 07/01/14)	500	508,760

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

Series C
5.00%, 07/01/31	(PR 07/01/18)	$1,000	$1,176,980
5.00%, 07/01/34	(PR 07/01/18)	1,000	1,176,980
5.50%, 07/01/15		1,450	1,554,545
5.50%, 07/01/16		1,005	1,128,364
5.50%, 07/01/18		1,700	2,040,255
Massachusetts Municipal Wholesale Electric Co. RB Nuclear Revenue
Series A
5.00%, 07/01/15		375	398,475
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
5.00%, 08/15/14	(AGM)	1,530	1,564,532
5.00%, 08/15/15	(AGM)	390	417,456
5.00%, 08/15/22	(PR 08/15/15) (AGM)	5,000	5,351,050
Series B
5.00%, 08/15/17		500	575,920
5.00%, 08/15/18		1,500	1,771,230
Massachusetts State Department of Transportation RB Highway Revenue Tolls
Series B
5.00%, 01/01/15		1,000	1,040,260
5.00%, 01/01/17		370	414,796
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 12
5.25%, 08/01/17		1,000	1,160,410
Series A
5.25%, 08/01/14		535	546,674
5.25%, 08/01/15		1,000	1,072,440
5.25%, 08/01/16		250	279,985
Massachusetts Water Resources Authority RB General Revenue
Series A
4.00%, 08/01/17		1,000	1,116,580
5.00%, 08/01/31	(PR 08/01/16) (AMBAC)	2,000	2,224,780
Series J
5.25%, 08/01/16		1,000	1,119,420

			81,263,524

Security		Principal (000s)	Value

MICHIGAN — 0.69%
Michigan Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/14		$1,000	$1,016,660
5.00%, 07/01/15		750	799,050
5.00%, 07/01/16		1,175	1,305,519
5.00%, 01/01/17		1,000	1,130,450
5.00%, 07/01/17		1,250	1,436,613

			5,688,292
MINNESOTA — 1.71%
Minnesota Public Facilities Authority RB Water Revenue
Series B
5.00%, 03/01/18		660	772,009
Southern Minnesota Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.25%, 01/01/15	(AMBAC)	1,020	1,063,023
5.25%, 01/01/17		715	806,799
State of Minnesota GO
5.00%, 08/01/14		500	510,380
5.00%, 10/01/15		500	538,325
5.00%, 08/01/16		775	862,869
5.00%, 08/01/17		1,635	1,882,212
Series A
5.00%, 08/01/15		1,000	1,068,890
5.00%, 10/01/15		1,075	1,157,399
5.00%, 10/01/16		1,000	1,120,410
Series D
5.00%, 08/01/14		1,300	1,326,988
5.00%, 08/01/15		200	213,778
Series F
5.00%, 10/01/18		1,000	1,185,730
Series H
5.00%, 11/01/14		400	413,156
State of Minnesota RB Lease Appropriation
Series B
5.00%, 03/01/17		1,000	1,134,970

			14,056,938

86	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

MISSISSIPPI — 0.19%
State of Mississippi GO
Series A
5.25%, 11/01/14		$150	$155,166
5.50%, 12/01/14		275	286,110
5.50%, 12/01/15		1,000	1,092,200

			1,533,476
MISSOURI — 0.34%
Missouri Highway & Transportation Commission RB Fuel Sales Tax Revenue
5.00%, 02/01/18		250	291,858
5.00%, 02/01/19		550	656,084
Missouri Highway & Transportation Commission RB Highway Revenue Tolls
5.00%, 05/01/16		500	551,250
Series A
5.00%, 05/01/14		525	529,504
Missouri Highway & Transportation Commission RB Sales Tax Revenue
5.00%, 05/01/17		690	786,904

			2,815,600
NEBRASKA — 0.13%
Omaha Public Power District RB Electric Power & Light Revenues
Series A
5.00%, 02/01/16		1,000	1,090,850

			1,090,850
NEVADA — 1.35%
Clark County RB Port Airport & Marina Revenue
Series D
5.00%, 07/01/16		90	99,305
Clark County School District GOL
Series A
4.00%, 06/15/16	(AMBAC)	1,000	1,081,340
5.00%, 06/15/16	(Call 06/15/14) (AGM)	400	405,512
Series C
5.00%, 06/15/22	(PR 12/15/15) (AGM)	560	607,617

Security		Principal (000s)	Value

5.00%, 06/15/23	(PR 12/15/15) (AGM)	$2,100	$2,278,563
Series D
5.00%, 06/15/23	(PR 12/15/14) (NPFGC)	450	467,420
State of Nevada GOL
Series A
5.00%, 02/01/15		1,000	1,044,460
State of Nevada RB Miscellaneous Revenue
5.00%, 06/01/16		2,500	2,763,950
5.00%, 12/01/17		2,000	2,322,320

			11,070,487
NEW JERSEY — 6.90%
Garden State Preservation Trust RB Sales Tax Revenue
Series B
6.38%, 11/01/15	(NPFGC)	2,200	2,424,554
Series C
5.13%, 11/01/16	(AGM)	1,250	1,408,287
New Jersey Building Authority RB Lease Appropriation
Series A
5.00%, 06/15/17		750	852,172
New Jersey Economic Development Authority RB Miscellaneous Revenue
Series A
5.00%, 05/01/15		400	422,488
5.00%, 05/01/18		1,125	1,304,719
5.25%, 07/01/15	(Call 07/01/14) (NPFGC)	1,000	1,017,360
Series DD
5.00%, 12/15/16		1,000	1,125,670
5.00%, 12/15/17		1,050	1,212,844
Series EE
5.00%, 09/01/15		1,000	1,071,830
5.00%, 09/01/17		1,500	1,718,430
5.00%, 09/01/18		2,220	2,593,315
Series GG
5.00%, 09/01/17	(SAP)	795	910,768
Series W
5.00%, 03/01/16		1,670	1,824,091
5.00%, 03/01/17		520	586,290

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/15		$590	$621,954
5.00%, 06/15/16		500	546,280
5.00%, 06/15/18		250	284,800
5.38%, 06/15/15	(ETM)	800	853,864
5.50%, 06/15/16	(ETM)	200	223,620
5.75%, 06/15/29	(PR 06/15/14)	4,250	4,321,102
New Jersey Educational Facilities Authority RB College & University Revenue
Series B
4.50%, 07/01/37	(PR 07/01/16)	675	739,267
New Jersey Highway Authority RB Highway Revenue
5.50%, 01/01/15	(ETM) (FGIC, GOI)	250	261,268
New Jersey Transit Corp. COP Lease Appropriation
Series A
5.25%, 09/15/14	(AMBAC)	520	533,931
New Jersey Transit Corp. COP Lease Revenue
Series A
5.50%, 09/15/14	(AMBAC)	700	719,705
New Jersey Transportation Trust Fund Authority RB Appropriations
Series A
5.00%, 06/15/18		2,070	2,409,687
New Jersey Transportation Trust Fund Authority RB Fuel Sales Tax Revenue
Series B
5.25%, 12/15/15	(AMBAC)	1,010	1,099,951
5.25%, 12/15/16	(PR 12/15/15) (NPFGC)	550	599,533
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.75%, 06/15/15	(ETM)	200	214,436

Security		Principal (000s)	Value

New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue
Series B
4.00%, 06/15/14		$150	$151,722
5.25%, 12/15/14	(NPFGC)	1,125	1,170,619
5.50%, 12/15/16	(NPFGC)	1,450	1,651,028
5.50%, 12/15/17	(NPFGC)	500	587,895
New Jersey Transportation Trust Fund Authority RB Transit Revenue
5.00%, 06/15/19	(PR 06/15/15) (AGM)	145	154,058
Series A
5.50%, 12/15/14	(AMBAC)	1,000	1,042,540
5.50%, 12/15/15	(AMBAC)	800	874,832
5.50%, 12/15/16	(AGM)	500	569,925
Series C
5.25%, 06/15/15	(ETM)(NPFGC)	1,950	2,078,134
5.25%, 06/15/16	(PR 06/15/15) (FGIC)	135	143,871
5.25%, 06/15/17	(PR 06/15/15) (NPFGC)	1,505	1,603,894
5.25%, 06/15/18	(PR 06/15/15) (FGIC)	785	836,582
5.50%, 12/15/15	(AGM)	400	437,796
5.50%, 12/15/16	(AGM)	375	427,444
5.50%, 12/15/17		1,505	1,770,181
Series D
5.00%, 06/15/16	(PR 06/15/15) (AGM)	1,000	1,062,470
5.00%, 06/15/17	(PR 06/15/15) (AMBAC)	2,000	2,124,940
State of New Jersey GO
5.00%, 08/01/15		660	705,580
Series H
5.25%, 07/01/14		1,175	1,195,703
5.25%, 07/01/15		500	534,235
5.25%, 07/01/16		500	558,210
Series L
5.25%, 07/15/15	(AMBAC)	1,265	1,354,069
5.25%, 07/15/17	(AMBAC)	1,300	1,505,387
Series Q
5.00%, 08/15/15		2,000	2,141,800

			56,585,131

88	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

NEW MEXICO — 1.19%
New Mexico Finance Authority RB Federal Grant Revenue
5.00%, 06/15/18		$2,000	$2,353,240
New Mexico Finance Authority RB Fuel Sales Tax Revenue
Series A
5.13%, 06/15/17	(PR 06/15/14)	800	811,896
5.25%, 06/15/15	(NPFGC)	770	820,882
5.25%, 06/15/19	(PR 06/15/14) (NPFGC)	700	710,675
5.25%, 06/15/21	(PR 06/15/14) (NPFGC)	3,150	3,198,037
State of New Mexico RB Miscellaneous Taxes
5.00%, 07/01/15		1,775	1,889,594

			9,784,324
NEW YORK — 16.22%
City of New York GO
5.00%, 08/01/18		1,250	1,464,500
Series A-1
4.00%, 08/01/14		400	406,596
5.00%, 08/01/14		2,665	2,720,272
5.00%, 08/15/16		795	884,525
5.00%, 08/01/17		400	459,300
Series B
5.00%, 08/01/14		1,030	1,051,362
5.00%, 08/01/15		2,500	2,670,550
5.00%, 08/01/18		2,465	2,887,994
Series B-1
5.00%, 09/01/15		500	536,075
Series C
5.00%, 08/01/14		295	301,118
5.00%, 08/01/14	(ETM) (CIFG)	80	81,658
5.00%, 08/01/14	(CIFG)	195	199,011
5.00%, 08/01/16		940	1,044,284
5.00%, 08/01/17		1,000	1,148,250
5.25%, 08/01/16		350	390,936
Series D
5.00%, 08/01/15		125	133,528
Series E
4.00%, 08/01/14		400	406,596
5.00%, 08/01/15		1,055	1,126,972

Security		Principal (000s)	Value

Series F-1
5.00%, 09/01/16	(Call 09/01/15)	$235	$251,885
5.25%, 09/01/14	(ETM)	10	10,260
5.25%, 09/01/14		280	287,291
Series G
5.00%, 08/01/14		1,500	1,531,110
5.00%, 08/01/15		1,010	1,078,902
5.00%, 08/01/18		1,390	1,628,524
Series I
5.00%, 08/01/14		350	357,259
5.00%, 08/01/16		1,200	1,333,128
5.00%, 08/01/17		1,300	1,492,725
5.00%, 08/01/18		1,400	1,640,240
Series I-1
5.00%, 08/01/16		1,000	1,110,940
5.00%, 02/01/17		365	412,439
5.00%, 08/01/17		1,150	1,320,487
5.00%, 08/01/18		1,295	1,517,222
Series J
5.00%, 08/01/16		2,000	2,221,880
Long Island Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 05/01/14		500	504,260
5.00%, 05/01/15		1,500	1,584,525
5.00%, 12/01/16	(Call 06/01/16) (AGM)	300	328,362
Series B
5.25%, 04/01/19		250	291,783
Metropolitan Transportation Authority RB Fuel Sales Tax Revenue
Series A
4.75%, 04/01/28	(PR 10/01/15) (FGIC)	2,760	2,957,616
5.00%, 04/01/23	(PR 10/01/15)	325	349,560
5.00%, 04/01/29	(PR 10/01/14) (AGM)	3,300	3,395,106
5.25%, 04/01/23	(PR 10/01/14) (AGM)	1,075	1,107,573
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series A
5.75%, 07/01/16	(SAP)	200	225,364
5.75%, 01/01/18	(SAP)	385	455,028

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

Series D
5.00%, 11/15/17		$215	$248,703
Metropolitan Transportation Authority RB Transit Revenue
Series A
5.50%, 11/15/14	(AMBAC)	2,430	2,523,482
Series B
5.00%, 11/15/25	(PR 11/15/15) (AMBAC)	3,150	3,405,433
Series D
4.00%, 11/15/15		2,000	2,130,680
5.00%, 11/15/16		1,000	1,125,700
Series F
5.00%, 11/15/17		500	578,380
New York City Municipal Water Finance Authority RB Sewer Revenue
Series B
5.00%, 06/15/14	(ETM) (AGM)	340	344,930
New York City Municipal Water Finance Authority RB Water Revenue
Series CC-2
5.00%, 06/15/18	(Call 12/15/16)	700	789,103
Series EE
5.00%, 06/15/16		410	453,526
5.00%, 06/15/17		200	228,408
New York City Transitional Finance Authority RB Income Tax Revenue
Series A
5.00%, 11/01/16		750	841,553
5.00%, 11/01/17		775	896,078
Series A-1
5.00%, 11/01/14		620	640,392
Series B
5.00%, 11/01/15	(ETM)	235	253,191
5.00%, 11/01/15		570	615,423
5.00%, 02/01/16		1,900	2,070,563
Series D
5.00%, 11/01/15	(ETM)	100	107,741
5.00%, 11/01/15		815	879,947
Series E
5.00%, 11/01/15		1,000	1,079,690

Security		Principal (000s)	Value

5.00%, 11/01/17		$200	$231,246
5.00%, 11/01/18		1,515	1,789,760
New York City Transitional Finance Authority RB Miscellaneous Taxes
5.00%, 11/01/15		1,255	1,355,011
Series A-1
5.00%, 11/01/14		675	697,201
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-2
5.00%, 11/01/17	(Call 11/01/15)	605	652,505
New York City Trust for Cultural Resources RB Miscellaneous Revenue
Series C
5.75%, 12/01/16		275	312,395
New York Local Government Assistance Corp. RB Sales Tax Revenue
Series A
5.00%, 04/01/15		1,285	1,353,683
Series C
0.00%, 04/01/14	(GOI)	1,000	999,810
New York Municipal Bond Bank Agency RB Miscellaneous Revenue
Series A
4.00%, 12/01/15	(SAW)	2,750	2,932,490
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/15		300	319,200
5.00%, 07/01/16		385	425,090
Series A
4.00%, 05/15/18		1,000	1,128,160
5.50%, 05/15/17	(NPFGC-FGIC)	275	316,506
New York State Dormitory Authority RB Income Tax Revenue
Series A
5.00%, 03/15/16		555	608,313
5.00%, 02/15/17		1,000	1,132,230
Series B
5.00%, 03/15/15		2,250	2,365,357
Series C
5.00%, 03/15/15		1,240	1,303,575

90	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

Series D
5.00%, 06/15/16		$1,040	$1,151,415
Series E
5.00%, 02/15/15		1,300	1,361,360
Series F
5.00%, 03/15/22	(PR 03/15/15) (AGM)	345	361,991
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15	(NPFGC-FGIC)	435	462,840
5.00%, 07/01/17		500	570,530
Series A
4.00%, 05/15/17		350	388,154
5.00%, 05/15/17		250	285,203
5.25%, 05/15/15		450	462,173
New York State Environmental Facilities Corp. RB Water Revenue
5.00%, 06/15/18		1,500	1,759,380
Series A
5.00%, 06/15/17		1,500	1,716,240
New York State Thruway Authority RB Highway Revenue Tolls
Series A
5.00%, 05/01/19		1,500	1,757,475
Series B
5.00%, 04/01/14	(AGM)	1,650	1,657,359
5.00%, 04/01/15	(AGM)	2,080	2,187,765
5.00%, 04/01/16	(Call 10/01/15) (NPFGC-FGIC)	1,590	1,710,029
5.00%, 04/01/18	(Call 10/01/15) (AMBAC)	2,000	2,148,480
Series F
5.00%, 01/01/16	(PR 01/01/15) (AMBAC)	195	202,917
5.00%, 01/01/16	(Call 01/01/15) (AMBAC)	805	836,709
Series H
5.00%, 01/01/17	(NPFGC)	325	365,918
New York State Thruway Authority RB Income Tax Revenue
Series A
5.00%, 03/15/16		1,330	1,457,760
5.00%, 03/15/17		190	215,772

Security		Principal (000s)	Value

New York State Thruway Authority RB Miscellaneous Revenue
5.00%, 04/01/14		$240	$241,070
5.00%, 04/01/15		365	384,199
5.00%, 04/01/17		720	817,135
Series A
4.00%, 04/01/14		200	200,708
4.00%, 04/01/15		265	276,051
Series B
5.00%, 04/01/15		780	821,207
5.00%, 04/01/16		1,395	1,531,138
5.00%, 04/01/18		1,710	1,991,038
New York State Urban Development Corp. RB Income Tax Revenue
5.00%, 12/15/17		400	464,196
Series A
5.00%, 03/15/16		2,025	2,219,521
5.00%, 03/15/17		455	516,566
5.00%, 03/15/18		1,850	2,154,121
Series A-1
5.00%, 12/15/16		1,085	1,224,205
New York State Urban Development Corp. RB Miscellaneous Revenue
Series A
5.00%, 01/01/18	(AGM)	1,125	1,303,391
Series B
5.00%, 01/01/15		750	780,518
5.00%, 01/01/17		170	191,454
Series D
5.00%, 01/01/15		2,250	2,341,552
5.00%, 01/01/16		510	553,789
5.25%, 01/01/17		200	226,648
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
Series 179
5.00%, 12/01/18		500	591,970
State of New York GO
Series C
3.00%, 02/01/15		225	230,893
5.00%, 04/15/14		2,605	2,621,750
5.00%, 04/15/15		300	316,677
5.00%, 04/15/16	(Call 04/15/15)	1,000	1,055,170

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

Triborough Bridge & Tunnel Authority RB Highway Revenue Tolls
Series A
5.00%, 11/15/20	(PR 05/15/18) (GOI)	$400	$469,492
Series B
5.00%, 11/15/16		1,000	1,123,680
5.00%, 11/15/18		810	958,514
5.25%, 11/15/14	(GOI)	1,500	1,555,080
Series B3
5.00%, 11/15/38	(Call 11/15/15) (GOI)	500	538,995
Utility Debt Securitization Authority RB Electric Power & Light Revenues
Series TE
5.00%, 12/15/16	(Call 12/15/14)	1,000	1,038,900
5.00%, 06/15/18	(Call 06/15/16)	500	552,580
5.00%, 12/15/18	(Call 12/15/16)	250	281,343

			133,075,472
NORTH CAROLINA — 3.07%
City of Raleigh RB Water Revenue
5.00%, 03/01/31	(PR 03/01/14)	420	420,172
County of Mecklenburg GO
Series C
5.00%, 03/01/15		2,140	2,244,689
5.00%, 03/01/18		500	584,855
County of Wake GO
4.50%, 03/01/24	(PR 03/01/17)	800	896,464
5.00%, 03/01/16		350	383,285
Series D
4.00%, 02/01/17		1,325	1,463,211
North Carolina Eastern Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 01/01/15		500	519,955
5.00%, 01/01/16		350	379,173
North Carolina Municipal Power Agency No. 1 RB Electric Power & Light Revenues
Series A
5.00%, 01/01/15		500	520,215
5.00%, 01/01/18		1,000	1,155,280
5.25%, 01/01/15		250	260,633

Security		Principal (000s)	Value

State of North Carolina GO
Series A
4.00%, 03/01/24	(PR 03/01/15)	$620	$643,510
5.00%, 03/01/14		400	400,164
5.00%, 03/01/15		2,325	2,438,739
5.00%, 03/01/16		1,400	1,533,140
5.00%, 09/01/16		285	318,470
5.00%, 03/01/17		1,445	1,642,358
Series B
5.00%, 04/01/14		1,320	1,325,927
5.00%, 04/01/16		1,585	1,741,788
5.00%, 06/01/18		1,000	1,177,310
Series E
5.00%, 05/01/18		2,400	2,819,592
State of North Carolina RB Transit Revenue
5.00%, 03/01/17		1,000	1,132,400
5.00%, 03/01/18		1,000	1,161,520

			25,162,850
OHIO — 0.26%
City of Columbus GO
Series A
4.00%, 06/01/14		1,000	1,010,050
State of Ohio GO
Series A
5.00%, 09/15/16		1,000	1,118,540

			2,128,590
OKLAHOMA — 0.25%
Oklahoma Capital Improvement Authority RB Appropriations
Series C
1.00%, 06/01/14		150	150,327
Oklahoma Capital Improvement Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/18		100	117,045
Oklahoma Turnpike Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/17		275	310,038
5.00%, 01/01/18		1,290	1,494,555

			2,071,965

92	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

OREGON — 0.47%
City of Portland RB Sewer Revenue
Series A
5.00%, 06/01/14	(NPFGC)	$1,550	$1,569,499
5.00%, 06/15/18		1,000	1,174,770
Tri-County Metropolitan Transportation District RB Miscellaneous Taxes
5.00%, 11/01/18	(Call 05/01/17)	1,000	1,131,460

			3,875,729
PENNSYLVANIA — 3.93%
City of Philadelphia RB Water & Wastewater Revenue
Series A
5.00%, 06/15/14		1,500	1,521,675
Series C
5.00%, 08/01/17	(AGM)	450	515,916
Commonwealth of Pennsylvania GO
5.00%, 07/01/15		725	771,908
First Series
4.00%, 06/01/14		940	949,419
4.00%, 09/01/16		750	818,760
5.00%, 07/01/18		400	470,420
5.00%, 11/15/18		900	1,067,292
Second Series
5.00%, 01/01/15		1,000	1,040,690
5.00%, 03/01/16		700	766,122
5.00%, 03/01/17		1,000	1,134,970
5.00%, 10/15/17		1,000	1,157,240
5.00%, 01/01/18	(PR 01/01/16)	500	543,415
5.00%, 01/01/19	(PR 01/01/16)	210	228,234
5.00%, 03/01/19	(PR 03/01/17)	1,310	1,488,356
5.00%, 01/01/21	(PR 01/01/16)	615	668,400
Series A
5.00%, 05/01/14		1,000	1,008,540
5.00%, 02/15/16		1,000	1,092,640
5.00%, 05/01/18		3,500	4,099,270
Third Series
5.00%, 09/01/14	(AGM)	2,600	2,664,376
5.00%, 07/15/17		225	258,419
5.38%, 07/01/16	(NPFGC)	720	805,198
5.38%, 07/01/17		355	411,637
5.38%, 07/01/17	(AGM)	500	579,770

Security		Principal (000s)	Value

Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/14		$1,725	$1,747,856
4.00%, 01/01/17		500	551,105
5.00%, 07/01/15		2,100	2,237,340
5.00%, 07/01/17		1,500	1,723,935
5.00%, 01/01/18		1,000	1,163,530
5.00%, 07/01/18		200	235,772
Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/16		500	552,470

			32,274,675
RHODE ISLAND — 0.18%
Rhode Island Economic Development Corp. SO Grant Anticipation
5.00%, 06/15/16	(NPFGC-FGIC)	1,320	1,449,188

			1,449,188
SOUTH CAROLINA — 0.62%
South Carolina State Public Service Authority RB Electric Power & Light Revenues
Series E
5.00%, 01/01/16		925	1,003,708
5.00%, 01/01/17		285	320,107
South Carolina Transportation Infrastructure Bank RB Transit Revenue
Series B
5.25%, 10/01/14	(AMBAC)	2,000	2,060,060
State of South Carolina GO
Series A
4.00%, 06/01/14		1,000	1,010,050
5.00%, 06/01/18		555	653,407

			5,047,332
TENNESSEE — 1.25%
City of Memphis GO
5.00%, 10/01/15	(NPFGC)	500	538,075
5.25%, 10/01/17	(NPFGC)	400	465,908

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

City of Memphis RB Electric Power & Light Revenues
5.00%, 12/01/14		$400	$414,708
5.00%, 12/01/15		1,030	1,115,552
5.00%, 12/01/17		1,015	1,177,339
County of Shelby GO
Series A
5.00%, 04/01/14	(AMBAC)	495	497,213
5.00%, 04/01/14	(ETM) (AMBAC)	5	5,022
5.00%, 04/01/15	(AMBAC)	985	1,036,919
5.00%, 04/01/15	(ETM) (AMBAC)	15	15,792
Metropolitan Government of Nashville & Davidson County GO
5.00%, 01/01/20	(PR 01/01/18)	500	579,490
5.00%, 01/01/23	(PR 01/01/18)	1,025	1,187,955
5.00%, 01/01/25	(PR 01/01/18)	280	324,514
Series A
5.00%, 07/01/18		1,500	1,764,780
State of Tennessee GO
Series A
4.00%, 08/01/17		1,000	1,118,030

			10,241,297
TEXAS — 6.16%
Alvin Independent School District GO
Series B
3.00%, 02/15/36	(PSF)	1,000	1,075,870
City of Dallas GOL
Series A
5.00%, 02/15/18	(ETM)	5	5,826
5.00%, 02/15/18		1,970	2,297,237
City of Dallas RB Water Revenue
5.00%, 10/01/14	(AMBAC)	500	514,380
5.00%, 10/01/16	(AMBAC)	600	672,078
City of Houston GOL
Series A
5.00%, 03/01/17		1,250	1,419,112
5.00%, 03/01/18		1,000	1,165,390
5.38%, 03/01/15	(PR 03/01/14) (NPFGC)	200	200,088

Security		Principal (000s)	Value

City of Houston RB Sewer Revenue
Series E
5.00%, 11/15/16		$500	$562,600
City of Houston RB Utility Revenue
Series E
5.00%, 11/15/14		1,950	2,017,528
City of Houston RB Water Revenue
Series A
5.25%, 05/15/14	(NPFGC)	1,300	1,314,235
Series C
5.00%, 11/15/18		1,950	2,308,507
City of San Antonio RB Electric Power & Light Revenues
5.00%, 02/01/16		1,000	1,090,850
5.00%, 02/01/18	(Call 02/01/17)	1,475	1,649,419
5.38%, 02/01/15		1,000	1,048,170
Series A
4.40%, 02/01/21	(PR 02/01/15)	525	545,491
5.00%, 02/01/24	(PR 02/01/16)	1,225	1,334,429
5.00%, 02/01/25	(PR 02/01/16)	1,375	1,497,829
Series D
5.00%, 02/01/18		1,000	1,164,890
Clear Creek Independent School District GO
Series B
3.00%, 02/15/35	(Call 08/15/17) (PSF, GTD)	2,000	2,148,900
County of Harris RB Highway Revenue Tolls
Series B-1
5.00%, 08/15/14		2,000	2,044,720
Cypress-Fairbanks Independent School District GO
Series B-3
1.00%, 02/15/44	(Call 08/15/15) (PSF)	1,000	1,022,000
Dallas-Fort Worth International Airport RB Port Airport & Marina Revenue
Series A
5.00%, 11/01/15		1,500	1,616,985
5.00%, 11/01/16		285	319,058
Lower Colorado River Authority RB Electric Power & Light Revenues
5.00%, 05/15/15		250	264,353
5.25%, 01/01/15	(ETM)	865	901,866

94	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

North East Independent School District GO
5.00%, 08/01/33	(PR 08/01/14) (PSF)	$2,250	$2,296,620
North Texas Tollway Authority RB Highway Revenue Tolls
Series A
4.50%, 01/01/38	(PR 01/01/15) (AGM)	540	559,607
5.00%, 01/01/35	(PR 01/01/15) (AGM)	1,105	1,149,962
State of Texas GO
5.00%, 10/01/15		750	807,863
Series B
5.00%, 10/01/17		800	926,576
Texas Public Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/14		170	172,832
5.00%, 07/01/15		1,400	1,491,560
5.00%, 01/01/16		680	739,840
5.00%, 07/01/16	(Call 01/01/16)	1,240	1,352,282
5.00%, 07/01/17	(Call 01/01/16)	880	955,557
Texas State Transportation Commission RB Fuel Sales Tax Revenue
Series A
4.50%, 04/01/15		275	287,997
4.50%, 04/01/16		785	854,127
5.00%, 04/01/18	(Call 04/01/16)	500	549,025
5.25%, 04/01/14		200	200,940
Texas State Transportation Commission RB Highway Revenue Tolls
5.00%, 04/01/14		500	502,235
5.00%, 04/01/16		1,955	2,147,528
Series A
5.00%, 04/01/17		250	284,598
Series B
1.25%, 08/15/42	(Call 02/15/15)	1,000	1,005,300
Texas Water Development Board RB Water Revenue
Series B
5.00%, 07/15/17	(PR 07/15/14)	1,035	1,054,210

Security		Principal (000s)	Value

University of Texas System Board of Regents RB College & University Revenue
Series B
4.75%, 07/01/30	(PR 07/01/14)	$1,000	$1,015,810
5.00%, 08/15/18		1,675	1,980,302

			50,536,582
UTAH — 1.26%
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/14		375	381,221
5.00%, 07/01/18		2,250	2,632,477
State of Utah GO
Series A
5.00%, 07/01/14		1,230	1,250,541
5.00%, 07/01/15		1,000	1,065,120
5.00%, 07/01/17		895	1,028,615
5.00%, 07/01/18		1,000	1,180,270
5.00%, 07/01/20	(PR 07/01/18)	330	388,714
Series C
5.00%, 07/01/14		1,000	1,016,700
5.00%, 07/01/15		500	532,560
Utah Transit Authority RB Sales Tax Revenue
Series B
4.50%, 06/15/33	(PR 12/15/15) (AGM)	455	489,439
4.75%, 06/15/35	(PR 12/15/15) (AGM)	350	378,192

			10,343,849
VIRGINIA — 1.05%
Commonwealth of Virginia GO
Series D
5.00%, 06/01/18		1,365	1,607,028
County of Fairfax GO
Series C
5.00%, 10/01/17		1,500	1,736,760
Virginia Commonwealth Transportation Board RB Miscellaneous Revenue
5.00%, 10/01/14		780	802,409

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

Virginia Public School Authority RB Miscellaneous Revenue
Series B
5.25%, 08/01/14		$925	$945,109
5.25%, 08/01/15		1,925	2,063,581
Series C
5.00%, 08/01/17	(SAW)	250	287,523
5.00%, 08/01/18		1,000	1,178,320

			8,620,730
WASHINGTON — 3.07%
City of Seattle RB Electric Power & Light Revenues
Series B
5.00%, 02/01/15		1,250	1,305,875
County of King RB Sewer Revenue
Series B
5.00%, 01/01/16		1,000	1,087,030
Energy Northwest RB Electric Power & Light Revenues
Series A
5.00%, 07/01/14		900	914,967
5.00%, 07/01/15		435	463,145
5.00%, 07/01/17		1,500	1,721,250
5.25%, 07/01/16		900	1,004,103
5.25%, 07/01/16	(NPFGC)	190	211,977
5.25%, 07/01/18		1,100	1,306,899
5.50%, 07/01/14		1,660	1,690,444
5.50%, 07/01/15		1,445	1,548,173
Series C
5.00%, 07/01/14		800	813,304
5.00%, 07/01/16		735	815,732
5.25%, 07/01/16	(NPFGC)	125	139,459
State of Washington GO
5.00%, 01/01/16		1,810	1,967,868
Series A
5.00%, 07/01/15		300	319,452
Series R-2006A
5.00%, 07/01/15	(AMBAC)	600	638,904
Series R-2010A
5.00%, 01/01/15		750	780,585
5.00%, 01/01/17		150	169,385
Series R-2011C
5.00%, 07/01/16		1,000	1,110,080

Security		Principal (000s)	Value

5.00%, 07/01/17		$650	$746,109
5.00%, 07/01/18		300	353,235
Series R-2012A
5.00%, 07/01/14		1,000	1,016,660
Series R-2013C
5.00%, 07/01/18		2,000	2,354,900
Series S-5
0.00%, 01/01/17	(NPFGC-FGIC)	375	366,379
State of Washington RB Appropriations
5.00%, 09/01/18		500	585,280
State of Washington RB Federal Grant Revenue
5.00%, 09/01/17		1,000	1,147,490
Washington State Public Power Supply System RB Electric Power & Light Revenues
Series B
7.13%, 07/01/16	(NPFGC)	500	578,160

			25,156,845
WISCONSIN — 1.16%
State of Wisconsin GO
Series 1
4.00%, 05/01/15		2,375	2,482,112
5.00%, 05/01/15	(NPFGC)	860	908,874
5.00%, 05/01/16	(AMBAC)	100	110,227
5.00%, 05/01/18	(AMBAC)	1,535	1,799,895
5.50%, 05/01/14	(NPFGC)	300	302,820
Series A
5.00%, 05/01/16	(NPFGC-FGIC)	1,970	2,171,472
State of Wisconsin RB Miscellaneous Revenue
Series 1
5.00%, 07/01/15		100	106,428
5.00%, 07/01/16		250	276,900
Wisconsin Department of Transportation RB Miscellaneous Revenue
Series I
5.00%, 07/01/18	(NPFGC-FGIC)	1,140	1,340,697

			9,499,425
TOTAL MUNICIPAL BONDS & NOTES
(Cost: $806,220,062)			814,809,385

96	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2014

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.16%

MONEY MARKET FUNDS — 0.16%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	1,335	$1,334,947

		1,334,947

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,334,947)		1,334,947

TOTAL INVESTMENTS IN SECURITIES — 99.48%
(Cost: $807,555,009)		816,144,332
Other Assets, Less Liabilities — 0.52%		4,303,712

NET ASSETS — 100.00%		$820,448,044

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

SO  —  Special Obligation

ST  —  Special Tax

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

CIFG  —  CDC Assurance N.A. Inc.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

SGI  —  Syncora Guarantee Inc.

SGI-ICR  —  Syncora Guarantee Inc.- Insured Custodial Receipts

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	97

Schedule of Investments

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.34%

NEW YORK — 98.34%
Battery Park City Authority RB Lease Revenue
Series A
5.00%, 11/01/24	(Call 11/01/23)	$775	$932,542
Brooklyn Arena Local Development Corp. RB Recreational Revenue
6.25%, 07/15/40	(Call 01/15/20)	125	133,846
6.38%, 07/15/43	(Call 01/15/20)	700	752,150
City of New York GO
Series A
5.00%, 08/01/20	(Call 08/01/16) (AGM)	250	276,140
5.00%, 08/01/25	(Call 08/01/16)	400	436,548
Series A-1
5.00%, 08/01/17		700	803,775
5.00%, 08/01/19	(Call 08/01/17)	150	170,420
5.00%, 08/01/27	(Call 08/01/21)	250	281,265
5.00%, 08/01/31	(Call 08/01/21)	200	216,336
Series B
5.00%, 08/01/16		135	149,977
5.00%, 08/01/20		100	119,293
Series B-1
5.25%, 09/01/20	(Call 09/01/18)	195	229,045
Series C
5.00%, 08/01/19		230	274,006
Series C-1
5.00%, 10/01/19	(Call 10/01/17)	150	171,198
5.00%, 10/01/20	(Call 10/01/17)	250	285,183
5.00%, 10/01/24	(Call 10/01/17) (AGM)	1,000	1,132,020
Series E
4.00%, 08/01/14		220	223,628
5.00%, 08/01/27	(Call 08/01/19)	500	576,295
Series F
5.00%, 08/01/21		240	285,454
5.00%, 08/01/31	(Call 02/01/22)	250	271,605
Series F-1
5.00%, 03/01/32	(Call 03/01/23)	350	380,394
5.00%, 03/01/37	(Call 03/01/23)	500	537,115

Security		Principal (000s)	Value

Series G
4.00%, 08/01/18	(Call 08/01/17)	$145	$159,488
5.00%, 08/01/24	(Call 08/01/17)	175	197,741
Series G-1
5.00%, 04/01/26	(Call 04/01/22)	1,000	1,131,220
5.00%, 04/01/27	(Call 04/01/22)	250	279,770
Series H-1
5.00%, 03/01/23	(Call 03/01/19)	490	569,076
Series I
5.00%, 08/01/23	(Call 08/01/22)	500	585,040
5.00%, 08/01/27	(Call 08/01/22)	250	280,835
Series I-1
5.00%, 04/01/23	(Call 04/01/19)	160	186,136
Series J
5.00%, 08/01/19		250	297,832
5.00%, 08/01/21		150	178,409
5.00%, 05/15/23	(PR 05/15/14)	5	5,052
Series J-1
5.00%, 05/15/33	(Call 05/15/19)	400	441,884
5.00%, 05/15/36	(Call 05/15/19)	905	989,545
Series L-1
5.00%, 04/01/25	(Call 04/01/18)	810	912,643
Series M
5.00%, 04/01/25	(Call 04/01/15) (FGIC)	100	104,766
Erie County Industrial Development Agency RB Lease Appropriation
Series A
5.00%, 05/01/31	(Call 05/01/19)	100	107,927
Hudson Yards Infrastructure Corp. RB Miscellaneous Revenue
Series A
4.50%, 02/15/47	(Call 02/15/17) (NPFGC)	675	676,080
5.00%, 02/15/47	(Call 02/15/17)	2,180	2,206,531
5.00%, 02/15/47	(Call 02/15/17) (FGIC)	325	328,955
5.25%, 02/15/47	(Call 02/15/21)	500	521,940
5.75%, 02/15/47	(Call 02/15/21)	1,000	1,091,120
Long Island Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 05/01/38	(Call 05/01/21)	1,000	1,043,390
5.50%, 04/01/22	(Call 04/01/19)	500	561,370

98	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

5.50%, 05/01/33	(Call 05/01/19) (BHAC)	$625	$699,150
6.25%, 04/01/33	(Call 04/01/19)	250	286,222
Series B
5.00%, 09/01/29	(Call 09/01/22)	250	266,950
5.00%, 12/01/35	(Call 06/01/16)	350	367,122
5.25%, 04/01/19		200	233,426
Series C
5.00%, 09/01/35	(Call 09/01/16)	225	235,946
Series E
5.00%, 12/01/21	(Call 12/01/16) (NPFGC-FGIC)	400	437,112
5.00%, 12/01/22	(Call 12/01/16) (NPFGC-FGIC)	250	272,698
Metropolitan Transportation Authority RB Fuel Sales Tax Revenue
Series A
4.75%, 04/01/28	(PR 10/01/15) (FGIC)	2,030	2,175,348
5.00%, 04/01/29	(PR 10/01/14) (AGM)	730	751,039
Metropolitan Transportation Authority RB Miscellaneous Revenue Series C
5.00%, 11/15/41	(Call 11/15/22)	500	522,590
Metropolitan Transportation Authority RB Miscellaneous Taxes
Series A
0.00%, 11/15/30		850	413,635
5.00%, 11/15/24	(Call 11/15/22)	250	291,495
Metropolitan Transportation Authority RB Transit Revenue
Series A
4.75%, 11/15/27	(Call 11/15/15) (NPFGC)	200	210,718
5.00%, 11/15/18		250	294,795
5.00%, 11/15/31	(Call 11/15/16)	600	634,806
5.00%, 11/15/37	(Call 11/15/21)	455	480,280
5.00%, 11/15/46	(Call 11/15/21)	500	519,005
5.50%, 11/15/39	(Call 11/15/18)	700	779,373
Series B
5.00%, 11/15/30	(Call 11/15/15) (AMBAC)	1,600	1,683,840
5.00%, 11/15/34	(Call 11/15/19)	650	691,405

Security		Principal (000s)	Value

Series C
5.00%, 11/15/42	(Call 05/15/23)	$500	$522,875
6.25%, 11/15/23	(Call 11/15/18)	100	118,758
Series D
4.00%, 11/15/15		100	106,534
4.00%, 11/15/32	(Call 11/15/22)	250	250,595
5.00%, 11/15/25	(Call 11/15/22)	230	261,469
5.00%, 11/15/30	(Call 11/15/22)	890	961,689
5.00%, 11/15/38	(Call 11/15/23)	250	264,983
Series D-1
5.00%, 11/01/22		250	294,932
Series F
5.00%, 11/15/30	(Call 11/15/22)	250	270,138
Nassau County Interim Finance Authority RB Sales Tax Revenue
Series A
5.00%, 11/15/16		640	720,077
Series H
5.25%, 11/15/15	(PR 11/15/14) (AMBAC)	255	264,318
Nassau County Sewer & Storm Water Finance Authority RB Water Revenue Series A
5.38%, 11/01/28	(Call 11/01/18) (BHAC)	235	268,248
New York City Educational Construction Fund RB Lease Revenue Series A
5.75%, 04/01/41	(Call 04/01/21)	445	508,684
New York City Industrial Development Agency RB Recreational Revenue
4.50%, 03/01/39	(Call 09/01/16) (FGIC)	270	266,803
5.00%, 03/01/31	(Call 09/01/16) (FGIC)	210	212,911
5.00%, 03/01/36	(Call 09/01/16) (NPFGC)	275	278,746
5.00%, 03/01/46	(Call 09/01/16) (FGIC)	455	456,269
New York City Municipal Water Finance Authority RB Sewer Revenue
Series AA
5.00%, 06/15/37	(Call 06/15/17)	100	107,315

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

Series B
5.00%, 06/15/14	(ETM) (AGM)	$140	$142,030
Series CC
5.00%, 06/15/29	(Call 06/15/18)	185	208,034
New York City Municipal Water Finance Authority RB Water Revenue
5.00%, 06/15/26	(Call 06/15/21)	750	848,100
5.00%, 06/15/31	(Call 06/15/21)	160	175,006
5.00%, 06/15/44	(Call 12/15/21)	500	528,715
5.38%, 06/15/43	(Call 12/15/20)	125	135,365
Series A
5.00%, 06/15/38	(Call 06/15/17)	350	372,456
5.00%, 06/15/39	(Call 06/15/14)	255	256,038
Series AA
4.75%, 06/15/33	(Call 06/15/17)	400	413,828
5.00%, 06/15/44	(Call 06/15/21)	150	158,141
Series BB
4.00%, 06/15/47	(Call 12/15/22)	400	377,388
5.00%, 06/15/31	(Call 06/15/20)	500	557,310
Series C
4.75%, 06/15/33	(Call 06/15/16)	250	259,300
5.00%, 06/15/25	(Call 06/15/15) (NPFGC)	100	105,635
5.00%, 06/15/27	(Call 06/15/15) (NPFGC)	455	480,639
Series CC
5.00%, 06/15/45	(Call 12/15/21)	1,650	1,736,889
5.00%, 06/15/47	(Call 06/15/23)	400	424,032
Series D
5.00%, 06/15/37	(Call 06/15/15)	250	260,895
Series DD
4.75%, 06/15/35	(Call 06/15/17)	250	258,143
4.75%, 06/15/36	(Call 06/15/17)	330	339,633
5.00%, 06/15/35	(Call 06/15/23)	400	437,280
Series FF
5.00%, 06/15/45	(Call 06/15/22)	500	527,750
Series FF-2
5.00%, 06/15/40	(Call 06/15/19)	250	263,400
Series GG
5.00%, 06/15/26	(Call 06/15/21)	260	294,008
Series GG-1
5.00%, 06/15/39	(Call 06/15/19)	1,675	1,765,601
5.25%, 06/15/32	(Call 06/15/19)	750	828,960

Security		Principal (000s)	Value

Series GG-2
5.25%, 06/15/40	(Call 06/15/19)	$115	$122,699
New York City Transitional Finance Authority RB Income Tax Revenue
5.00%, 11/01/15	(ETM)	100	107,741
5.00%, 11/01/30	(Call 05/01/17)	100	108,743
Series A
5.00%, 11/01/21		500	600,230
5.00%, 11/01/27	(Call 11/01/21)	400	451,832
5.00%, 05/01/29	(Call 05/01/19)	150	171,119
Series A-1
5.00%, 08/01/20	(PR 08/01/16)	1,000	1,112,390
5.00%, 11/01/42	(Call 11/01/23)	400	428,492
Series B
5.00%, 11/01/19		400	479,960
5.00%, 11/01/20	(Call 11/01/19)	175	205,123
5.00%, 11/01/21	(PR 05/01/17)	120	136,784
5.00%, 11/01/21	(Call 05/01/17)	130	145,873
Series C
5.00%, 11/01/39	(Call 11/01/20)	250	268,443
Series D
5.00%, 11/01/23	(Call 05/01/20)	250	289,947
5.00%, 02/01/25	(Call 02/01/21)	155	176,230
5.00%, 02/01/27	(Call 02/01/21)	250	279,558
5.00%, 02/01/31	(Call 02/01/21)	300	325,917
5.00%, 02/01/35	(Call 02/01/21)	500	536,220
Series E
5.00%, 11/01/23	(Call 05/01/21)	115	132,966
Series E-1
5.00%, 02/01/42	(Call 02/01/22)	250	266,130
Series F-1
5.00%, 05/01/39	(Call 05/01/22)	670	718,702
Series S-1
5.00%, 07/15/32	(Call 07/15/22) (SAW)	340	371,586
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.50%, 01/15/38	(Call 01/15/18) (SAW)	235	238,753
4.75%, 01/15/38	(Call 01/15/18) (SAW)	250	257,665

100	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

5.00%, 01/15/26	(Call 01/15/18) (SAW)	$470	$527,143
5.00%, 01/15/34	(Call 01/15/18) (SAW)	500	540,150
Series S-2
5.00%, 01/15/37	(Call 01/15/17) (NPFGC-FGIC)	100	106,500
Series S-3
5.25%, 01/15/30	(Call 01/15/19) (SAW)	500	556,610
Series S-4
5.50%, 01/15/39	(Call 01/15/19) (SAW)	500	559,610
New York City Transitional Finance Authority RB Miscellaneous Taxes
Series A-1
5.00%, 11/01/19	(Call 05/01/15)	175	184,597
New York City Transitional Finance Authority RB Sales Tax Revenue
5.00%, 08/01/21	(PR 08/01/16)	725	806,483
New York City Trust for Cultural Resources RB Recreational Revenue
5.00%, 04/01/31	(Call 10/01/18)	500	550,815
New York Convention Center Development Corp. RB Hotel Occupancy Tax
5.00%, 11/15/30	(Call 11/15/15) (AMBAC)	375	393,806
5.00%, 11/15/35	(Call 11/15/15) (AMBAC)	500	506,515
5.00%, 11/15/44	(Call 11/15/15) (AMBAC)	645	650,218
New York Liberty Development Corp. RB Industrial Revenue
5.75%, 11/15/51	(Call 11/15/21)	90	97,930
New York Liberty Development Corp. RB Port Airport & Marina Revenue
5.00%, 12/15/41	(Call 12/15/21) (GOI)	1,270	1,326,578
5.25%, 12/15/43	(Call 12/15/21) (GOI)	740	788,122

Security		Principal (000s)	Value

New York Local Government Assistance Corp. RB Sales Tax Revenue
Series A
5.00%, 04/01/15	(GOI)	$350	$368,707
5.00%, 04/01/19	(Call 04/01/18)	535	620,819
5.00%, 04/01/20	(Call 04/01/18)	150	172,205
Series B
5.00%, 04/01/19	(GOI)	285	340,675
Series C
0.00%, 04/01/14	(GOI)	1,025	1,024,805
5.50%, 04/01/17	(GOI)	550	609,768
Series E
5.25%, 04/01/16	(GOI)	150	161,334
New York Municipal Bond Bank Agency RB Miscellaneous Revenue
5.00%, 12/01/19	(SAW)	50	59,420
Series A
4.00%, 12/01/15	(SAW)	1,250	1,332,950
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/22	(Call 07/01/18)	500	570,780
Series 1
5.50%, 07/01/40	(AMBAC)	400	470,384
Series A
5.00%, 07/01/37	(Call 07/01/22)	250	268,855
Series E
6.13%, 01/01/31	(Call 01/01/19)	250	279,355
New York State Dormitory Authority RB Hospital Revenue
5.50%, 07/01/23	(NPFGC)	200	243,748
Series A
5.25%, 08/15/15	(Call 08/15/14) (AGM, FHA)	375	383,535
New York State Dormitory Authority RB Income Tax Revenue
Series A
5.00%, 12/15/20		150	180,596
5.00%, 12/15/24	(Call 12/15/22)	250	292,310
5.00%, 12/15/25	(Call 12/15/22)	1,000	1,156,510
5.00%, 03/15/28	(Call 03/15/18)	250	278,028
Series B
5.00%, 03/15/28	(Call 03/15/19)	200	226,166
5.00%, 03/15/31	(Call 03/15/22)	750	823,882
5.00%, 03/15/42	(Call 03/15/22)	600	636,684

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

Series C
5.00%, 03/15/22	(Call 03/15/18)	$500	$571,890
5.00%, 03/15/25	(Call 03/15/18)	525	597,145
5.00%, 03/15/31	(Call 03/15/21)	250	275,698
5.00%, 12/15/31	(Call 12/15/16)	250	270,430
Series D
5.00%, 02/15/42	(Call 02/15/22)	250	265,153
Series F
5.00%, 03/15/22	(PR 03/15/15) (AGM)	165	173,126
5.00%, 03/15/30	(Call 03/15/15)	250	260,218
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15		500	531,860
5.00%, 07/01/22	(Call 07/01/19)	250	285,907
Series A
5.00%, 05/15/20		520	620,386
5.25%, 05/15/15		450	462,172
New York State Dormitory Authority RB Sales Tax Revenue Series A
5.00%, 03/15/38	(Call 03/15/23)	500	538,420
New York State Environmental Facilities Corp. RB Water Revenue
Series A
4.00%, 06/15/26	(Call 06/15/22)	420	449,333
4.75%, 06/15/31	(Call 06/15/16)	340	360,560
5.00%, 06/15/16		245	271,308
5.00%, 06/15/22		350	423,143
5.00%, 06/15/23	(Call 06/15/22)	400	478,840
5.00%, 06/15/24	(Call 06/15/22)	620	734,495
5.00%, 06/15/34	(Call 06/15/19)	180	199,004
5.13%, 06/15/38	(Call 06/15/19)	120	132,707
Series B
5.00%, 06/15/33	(Call 06/15/18)	500	549,855
5.00%, 06/15/41	(Call 06/15/21)	90	96,703
Series D
5.00%, 06/15/22		500	604,490
Series E
5.00%, 06/15/30	(Call 06/15/14)	750	759,450

Security		Principal (000s)	Value

New York State Power Authority RB Electric Power & Light Revenues
Series A
4.50%, 11/15/47	(Call 11/15/17) (NPFGC)	$355	$359,058
5.00%, 11/15/22	(GOI)	325	392,538
5.00%, 11/15/38	(Call 11/15/21) (GOI)	410	443,460
Series C
5.00%, 11/15/15	(NPFGC)	550	595,292
5.00%, 11/15/16	(NPFGC)	125	140,640
5.00%, 11/15/17		230	266,676
5.00%, 11/15/20	(Call 11/15/17) (NPFGC)	250	286,210
5.00%, 11/15/21	(Call 11/15/17) (NPFGC)	325	371,088
New York State Thruway Authority RB Highway Revenue Tolls
Series A
5.00%, 05/01/19		600	702,990
5.00%, 04/01/27	(Call 04/01/18)	750	839,685
Series B
4.13%, 04/01/19	(Call 10/01/15) (AMBAC)	500	523,635
5.00%, 04/01/15	(AGM)	250	262,953
5.00%, 04/01/17	(Call 10/01/15) (NPFGC-FGIC)	300	322,272
5.50%, 04/01/20	(AMBAC)	250	304,632
Series F
4.00%, 01/01/15	(AMBAC)	250	257,920
Series H
4.00%, 01/01/18	(NPFGC)	100	111,719
5.00%, 01/01/19	(Call 01/01/18) (NPFGC)	400	457,868
5.00%, 01/01/21	(Call 01/01/18) (NPFGC)	225	253,928
Series I
5.00%, 01/01/37	(Call 01/01/22)	300	317,316
New York State Thruway Authority RB Income Tax Revenue
Series A
5.00%, 03/15/18		170	197,946
5.00%, 03/15/21	(Call 09/15/20)	85	100,941

102	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

5.00%, 03/15/23	(Call 09/15/21)	$250	$295,835
5.00%, 03/15/26	(Call 09/15/18)	300	343,992
5.00%, 03/15/29	(Call 09/15/20)	250	283,213
Series C
5.25%, 03/15/19		250	299,842
New York State Thruway Authority RB Miscellaneous Revenue
5.00%, 04/01/16		250	274,013
Series A-1
5.00%, 04/01/31	(Call 04/01/21)	200	217,642
Series I
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,043,420
New York State Urban Development Corp. RB Income Tax Revenue
5.00%, 12/15/17		250	290,122
Series A
5.00%, 03/15/19		250	296,790
5.00%, 03/15/31	(Call 03/15/21)	250	275,698
Series A-1
5.00%, 12/15/16		400	451,320
5.00%, 12/15/18		285	337,548
5.00%, 03/15/21		250	298,412
5.00%, 03/15/28	(Call 03/15/23)	170	193,156
5.00%, 03/15/43	(Call 03/15/23)	140	149,114
Series B
5.00%, 03/15/32	(Call 03/15/17)	250	269,965
Series B-1
5.00%, 03/15/28	(Call 03/15/19)	250	282,708
5.00%, 03/15/36	(Call 03/15/19)	250	275,898
5.25%, 03/15/38	(Call 03/15/19)	120	134,154
Series C
5.00%, 12/15/15		200	217,384
New York State Urban Development Corp. RB Miscellaneous Revenue
Series B
5.00%, 01/01/21	(Call 07/01/18)	750	854,145
Series D
5.25%, 01/01/17		160	181,318
5.25%, 01/01/20	(Call 01/01/19)	350	404,859
5.63%, 01/01/28	(Call 01/01/19)	400	438,092
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.00%, 09/15/31	(Call 09/15/19)	500	509,210

Security		Principal (000s)	Value

4.00%, 12/01/31	(Call 06/01/22) (GOI)	$250	$256,538
4.00%, 06/01/32	(Call 06/01/22)	170	173,108
4.50%, 09/15/39	(Call 09/15/19) (GOI)	475	485,754
4.75%, 07/15/31	(Call 07/15/18) (GOI)	200	213,720
4.75%, 07/15/32	(Call 07/15/18) (GOI)	130	138,057
4.75%, 11/15/32	(Call 11/15/17) (GOI)	210	223,167
5.00%, 10/01/27	(Call 10/01/16) (GOI)	700	757,988
5.00%, 12/01/29	(Call 06/01/15) (GOI)	675	715,115
5.00%, 10/01/31	(Call 10/01/16) (GOI)	150	160,677
5.00%, 07/15/32	(Call 07/15/20) (GOI)	275	300,201
5.00%, 07/15/35	(Call 07/15/18) (GOI)	200	218,554
5.00%, 10/01/35	(Call 10/01/16) (GOI)	550	591,024
5.00%, 09/15/36	(Call 09/15/19) (GOI)	200	219,772
5.00%, 01/15/41	(Call 01/15/21) (GOI)	250	265,053
Series 5
5.38%, 03/01/28	(GOI)	500	589,245
Sales Tax Asset Receivable Corp. RB Sales Tax Revenue
Series A
5.00%, 10/15/17	(Call 10/15/14) (NPFGC)	495	509,771
5.00%, 10/15/20	(Call 10/15/14) (NPFGC)	143	146,718
5.00%, 10/15/23	(Call 10/15/14) (NPFGC)	405	416,907
5.00%, 10/15/29	(Call 10/15/14) (AMBAC)	425	436,224
5.00%, 10/15/32	(Call 10/15/14) (AMBAC)	820	840,844
5.25%, 10/15/18	(Call 10/15/14) (NPFGC)	500	515,650

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

February 28, 2014

Security		Principal (000s)	Value

5.25%, 10/15/19	(Call 10/15/14) (NPFGC)	$185	$190,779
State of New York GO
Series A
5.00%, 02/15/34	(Call 02/15/19)	420	463,903
5.00%, 02/15/39	(Call 02/15/19)	250	275,808
Series C
3.00%, 02/01/16		100	105,142
4.50%, 02/01/17		100	111,940
5.00%, 04/15/15		250	263,898
5.00%, 04/15/16	(Call 04/15/15)	600	633,102
Triborough Bridge & Tunnel Authority RB Highway Revenue Tolls
Series A
5.00%, 11/15/19	(PR 05/15/18) (GOI)	250	293,432
5.00%, 11/15/22		150	176,897
5.00%, 01/01/23	(Call 01/01/22)	75	88,157
5.00%, 11/15/37	(Call 05/15/18) (GOI)	650	709,033
5.25%, 01/01/28	(PR 01/01/22) (GOI)	65	79,625
Series B
0.00%, 11/15/32		500	220,380
4.00%, 11/15/16		170	186,442
5.00%, 11/15/19		220	263,712
5.00%, 11/15/20		325	387,855
5.00%, 11/15/25	(Call 11/15/22)	710	821,910
5.00%, 11/15/27	(Call 11/15/22)	415	471,394
5.50%, 01/01/30	(PR 01/01/22) (GOI)	300	366,702
Series C
5.00%, 11/15/38	(Call 11/15/18) (GOI)	550	583,929
Series D
5.00%, 11/15/31	(Call 11/15/18)	650	690,833
Series E
5.50%, 11/15/19	(NPFGC)	150	182,897
Triborough Bridge & Tunnel Authority RB Transit Revenue
Series A
5.00%, 11/15/32	(Call 11/15/17)	600	658,092

Security		Principal or Shares (000s)	Value

Utility Debt Securitization Authority RB Electric Power & Light Revenues
Series TE
5.00%, 12/15/30	(Call 12/15/23)	$500	$572,890
5.00%, 12/15/35	(Call 12/15/23)	1,000	1,110,310

			122,183,615

TOTAL MUNICIPAL BONDS & NOTES (Cost: $118,682,522)			122,183,615

SHORT-TERM INVESTMENTS — 0.48%

MONEY MARKET FUNDS — 0.48%
BlackRock Liquidity Funds: New York Money Fund, Institutional Shares
0.01%[a,b]		591	591,495

			591,495

TOTAL SHORT-TERM INVESTMENTS
(Cost: $591,495)			591,495

TOTAL INVESTMENTS IN SECURITIES — 98.82%			122,775,110
(Cost: $119,274,017)
Other Assets, Less Liabilities — 1.18%			1,468,629

NET ASSETS — 100.00%			$124,243,739

ETM  —  Escrowed to Maturity

FHA  —  Federal Housing Administration

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

PR  —  Prerefunded

RB  —  Revenue Bond

SAW  —  State Aid Withholding

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

104	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

February 28, 2014

	iShares California AMT-Free Muni Bond ETF	iShares National AMT-Free Muni Bond ETF	iShares Short-Term National AMT-Free Muni Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$231,811,154	$3,019,627,618	$806,220,062
Affiliated (Note 2)	5,571,981	13,751,796	1,334,947

Total cost of investments	$237,383,135	$3,033,379,414	$807,555,009

Investments in securities, at fair value (Note 1):
Unaffiliated	$242,925,716	$3,116,082,608	$814,809,385
Affiliated (Note 2)	5,571,981	13,751,796	1,334,947

Total fair value of investments	248,497,697	3,129,834,404	816,144,332
Receivables:
Interest	2,870,173	36,085,484	9,101,854

Total Assets	251,367,870	3,165,919,888	825,246,186

LIABILITIES
Payables:
Investment securities purchased	1,775,388	4,309,067	4,641,150
Investment advisory fees (Note 2)	46,585	600,017	156,992

Total Liabilities	1,821,973	4,909,084	4,798,142

NET ASSETS	$249,545,897	$3,161,010,804	$820,448,044

Net assets consist of:
Paid-in capital	$238,725,743	$3,093,296,313	$811,692,565
Undistributed net investment income	647,632	7,933,966	699,044
Accumulated net realized loss	(942,040)	(36,674,465)	(532,888)
Net unrealized appreciation	11,114,562	96,454,990	8,589,323

NET ASSETS	$249,545,897	$3,161,010,804	$820,448,044

Shares outstanding[a]	2,200,000	29,500,000	7,700,000

Net asset value per share	$113.43	$107.15	$106.55

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	105

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

February 28, 2014

iShares New York AMT-Free Muni Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$118,682,522
Affiliated (Note 2)	591,495

Total cost of investments	$119,274,017

Investments in securities, at fair value (Note 1):
Unaffiliated	$122,183,615
Affiliated (Note 2)	591,495

Total fair value of investments	122,775,110
Receivables:
Interest	1,492,281

Total Assets	124,267,391

LIABILITIES
Payables:
Investment advisory fees (Note 2)	23,652

Total Liabilities	23,652

NET ASSETS	$124,243,739

Net assets consist of:
Paid-in capital	$120,645,411
Undistributed net investment income	329,171
Accumulated net realized loss	(231,936)
Net unrealized appreciation	3,501,093

NET ASSETS	$124,243,739

Shares outstanding[a]	1,150,000

Net asset value per share	$108.04

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

106	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended February 28, 2014

	iShares California AMT-Free Muni Bond ETF	iShares National AMT-Free Muni Bond ETF	iShares Short-Term National AMT-Free Muni Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$8,906,498	$105,770,926	$7,507,842
Interest — affiliated (Note 2)	248	3,491	1,649

Total investment income	8,906,746	105,774,417	7,509,491

EXPENSES
Investment advisory fees (Note 2)	672,173	8,238,927	1,738,028

Total expenses	672,173	8,238,927	1,738,028

Net investment income	8,234,573	97,535,490	5,771,463

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(135,422)	(32,858,841)	(220,832)
In-kind redemptions — unaffiliated	1,222,878	2,823,663	—

Net realized gain (loss)	1,087,456	(30,035,178)	(220,832)

Net change in unrealized appreciation/depreciation	(10,737,109)	(125,859,639)	1,151,731

Net realized and unrealized gain (loss)	(9,649,653)	(155,894,817)	930,899

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,415,080)	$(58,359,327)	$6,702,362

See notes to financial statements.

FINANCIAL STATEMENTS	107

Statements of Operations (Continued)

iSHARES® TRUST

Year ended February 28, 2014

iShares New York AMT-Free Muni Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$4,311,994
Interest — affiliated (Note 2)	179

Total investment income	4,312,173

EXPENSES
Investment advisory fees (Note 2)	333,078

Total expenses	333,078

Net investment income	3,979,095

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(45,735)
In-kind redemptions — unaffiliated	71,798

Net realized gain	26,063

Net change in unrealized appreciation/depreciation	(5,491,998)

Net realized and unrealized loss	(5,465,935)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,486,840)

See notes to financial statements.

108	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares California AMT-Free Muni Bond ETF		iShares National AMT-Free Muni Bond ETF
	Year ended February 28, 2014	Year ended February 28, 2013	Year ended February 28, 2014	Year ended February 28, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$8,234,573	$7,690,003	$97,535,490	$90,529,387
Net realized gain (loss)	1,087,456	66,438	(30,035,178)	1,889,928
Net change in unrealized appreciation/depreciation	(10,737,109)	5,572,414	(125,859,639)	39,670,955

Net increase (decrease) in net assets resulting from operations	(1,415,080)	13,328,855	(58,359,327)	132,090,270

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,291,096)	(7,554,732)	(97,931,298)	(89,402,688)

Total distributions to shareholders	(8,291,096)	(7,554,732)	(97,931,298)	(89,402,688)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	16,920,065	98,312,502	183,521,471	780,793,998
Cost of shares redeemed	(71,367,283)	—	(501,445,190)	(21,930,272)

Net increase (decrease) in net assets from capital share transactions	(54,447,218)	98,312,502	(317,923,719)	758,863,726

INCREASE (DECREASE) IN NET ASSETS	(64,153,394)	104,086,625	(474,214,344)	801,551,308

NET ASSETS
Beginning of year	313,699,291	209,612,666	3,635,225,148	2,833,673,840

End of year	$249,545,897	$313,699,291	$3,161,010,804	$3,635,225,148

Undistributed net investment income included in net assets at end of year	$647,632	$703,947	$7,933,966	$8,329,063

SHARES ISSUED AND REDEEMED
Shares sold	150,000	850,000	1,700,000	7,000,000
Shares redeemed	(650,000)	—	(4,800,000)	(200,000)

Net increase (decrease) in shares outstanding	(500,000)	850,000	(3,100,000)	6,800,000

See notes to financial statements.

FINANCIAL STATEMENTS	109

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Short-Term National AMT-Free Muni Bond ETF		iShares New York AMT-Free Muni Bond ETF
	Year ended February 28, 2014	Year ended February 28, 2013	Year ended February 28, 2014	Year ended February 28, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,771,463	$5,614,376	$3,979,095	$3,543,008
Net realized gain (loss)	(220,832)	(33,579)	26,063	106,324
Net change in unrealized appreciation/depreciation	1,151,731	(1,620,787)	(5,491,998)	1,564,962

Net increase (decrease) in net assets resulting from operations	6,702,362	3,960,010	(1,486,840)	5,214,294

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,677,710)	(5,364,389)	(3,977,333)	(3,504,497)

Total distributions to shareholders	(5,677,710)	(5,364,389)	(3,977,333)	(3,504,497)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	190,998,796	133,355,403	11,201,363	33,630,718
Cost of shares redeemed	—	—	(15,770,945)	—

Net increase (decrease) in net assets from capital share transactions	190,998,796	133,355,403	(4,569,582)	33,630,718

INCREASE (DECREASE) IN NET ASSETS	192,023,448	131,951,024	(10,033,755)	35,340,515

NET ASSETS
Beginning of year	628,424,596	496,473,572	134,277,494	98,936,979

End of year	$820,448,044	$628,424,596	$124,243,739	$134,277,494

Undistributed net investment income included in net assets at end of year	$699,044	$604,591	$329,171	$327,409

SHARES ISSUED AND REDEEMED
Shares sold	1,800,000	1,250,000	100,000	300,000
Shares redeemed	—	—	(150,000)	—

Net increase (decrease) in shares outstanding	1,800,000	1,250,000	(50,000)	300,000

See notes to financial statements.

110	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares California AMT-Free Muni Bond ETF
	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of year	$116.18	$113.30	$103.13	$105.91	$102.14

Income from investment operations:
Net investment income[a]	3.42	3.52	3.93	4.15	4.11
Net realized and unrealized gain (loss)[b]	(2.76)	2.89	10.27	(2.80)	3.66

Total from investment operations	0.66	6.41	14.20	1.35	7.77

Less distributions from:
Net investment income	(3.41)	(3.53)	(4.03)	(4.13)	(4.00)

Total distributions	(3.41)	(3.53)	(4.03)	(4.13)	(4.00)

Net asset value, end of year	$113.43	$116.18	$113.30	$103.13	$105.91

Total return	0.67%	5.75%	14.07%	1.26%	7.74%

Ratios/Supplemental data:
Net assets, end of year (000s)	$249,546	$313,699	$209,613	$211,412	$201,235
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	3.06%	3.06%	3.65%	3.91%	3.96%
Portfolio turnover rate[c]	15%	6%	9%	21%	16%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	111

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares National AMT-Free Muni Bond ETF
	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of year	$111.51	$109.83	$100.74	$103.55	$99.18

Income from investment operations:
Net investment income[a]	3.15	3.16	3.56	3.77	3.82
Net realized and unrealized gain (loss)[b]	(4.35)	1.68	9.08	(2.82)	4.27

Total from investment operations	(1.20)	4.84	12.64	0.95	8.09

Less distributions from:
Net investment income	(3.16)	(3.16)	(3.55)	(3.76)	(3.72)

Total distributions	(3.16)	(3.16)	(3.55)	(3.76)	(3.72)

Net asset value, end of year	$107.15	$111.51	$109.83	$100.74	$103.55

Total return	(1.02)%	4.47%	12.80%	0.95%	8.27%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,161,011	$3,635,225	$2,833,674	$1,974,566	$1,698,153
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to waived fees	0.25%	0.25%	0.25%	0.25%	n/a
Ratio of net investment income to average net assets	2.96%	2.86%	3.39%	3.64%	3.75%
Portfolio turnover rate[c]	11%	9%	7%	9%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

112	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Short-Term National AMT-Free Muni Bond ETF
	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of year	$106.51	$106.77	$104.89	$105.40	$103.06

Income from investment operations:
Net investment income[a]	0.88	1.04	1.32	1.34	1.50
Net realized and unrealized gain (loss)[b]	0.05	(0.29)	1.92	(0.52)	2.30

Total from investment operations	0.93	0.75	3.24	0.82	3.80

Less distributions from:
Net investment income	(0.89)	(1.01)	(1.36)	(1.33)	(1.46)

Total distributions	(0.89)	(1.01)	(1.36)	(1.33)	(1.46)

Net asset value, end of year	$106.55	$106.51	$106.77	$104.89	$105.40

Total return	0.88%	0.71%	3.10%	0.83%	3.72%

Ratios/Supplemental data:
Net assets, end of year (000s)	$820,448	$628,425	$496,474	$403,842	$300,403
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.83%	0.98%	1.24%	1.27%	1.44%
Portfolio turnover rate[c]	22%	26%	19%	23%	22%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	113

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares New York AMT-Free Muni Bond ETF
	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of year	$111.90	$109.93	$101.58	$104.38	$99.78

Income from investment operations:
Net investment income[a]	3.20	3.43	3.65	3.75	3.82
Net realized and unrealized gain (loss)[b]	(3.87)	1.97	8.31	(2.80)	4.55

Total from investment operations	(0.67)	5.40	11.96	0.95	8.37

Less distributions from:
Net investment income	(3.19)	(3.43)	(3.61)	(3.75)	(3.77)

Total distributions	(3.19)	(3.43)	(3.61)	(3.75)	(3.77)

Net asset value, end of year	$108.04	$111.90	$109.93	$101.58	$104.38

Total return	(0.53)%	4.99%	12.00%	0.95%	8.52%

Ratios/Supplemental data:
Net assets, end of year (000s)	$124,244	$134,277	$98,937	$71,109	$67,844
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	2.99%	3.08%	3.45%	3.60%	3.73%
Portfolio turnover rate[c]	7%	10%	19%	14%	1%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

114	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Bond ETF	Former Name[a]	Diversification Classification
California AMT-Free Muni	iShares S&P California AMT-Free Municipal Bond Fund	Non-diversified
National AMT-Free Muni	iShares S&P National AMT-Free Municipal Bond Fund	Diversified
Short-Term National AMT-Free Muni	iShares S&P Short Term National AMT-Free Municipal Bond Fund	Diversified
New York AMT-Free Muni	iShares S&P New York AMT-Free Municipal Bond Fund	Non-diversified

[a]	The Funds changed their names effective July 1, 2013.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The Funds invest a significant portion of their assets in fixed-income securities. Changes in market interest rates or economic conditions, including the Federal Reserve Bank’s decision in December 2013 to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation

NOTES TO FINANCIAL STATEMENTS	115

Notes to Financial Statements (Continued)

iSHARES® TRUST

Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

116	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Bond ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
California AMT-Free Muni
Assets:
Municipal Bonds & Notes	$—	$242,925,716	$—	$242,925,716
Money Market Funds	5,571,981	—	—	5,571,981

	$5,571,981	$242,925,716	$—	$248,497,697

National AMT-Free Muni
Assets:
Municipal Bonds & Notes	$—	$3,116,082,608	$—	$3,116,082,608
Money Market Funds	13,751,796	—	—	13,751,796

	$13,751,796	$3,116,082,608	$—	$3,129,834,404

Short-Term National AMT-Free Muni
Assets:
Municipal Bonds & Notes	$—	$814,809,385	$—	$814,809,385
Money Market Funds	1,334,947	—	—	1,334,947

	$1,334,947	$814,809,385	$—	$816,144,332

New York AMT-Free Muni
Assets:
Municipal Bonds & Notes	$—	$122,183,615	$—	$122,183,615
Money Market Funds	591,495	—	—	591,495

	$591,495	$122,183,615	$—	$122,775,110

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO FINANCIAL STATEMENTS	117

Notes to Financial Statements (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.25% based on the average daily net assets of each Fund.

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares National AMT-Free Muni Bond ETF through June 30, 2015 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investments in other iShares funds. The Fund did not hold any iShares funds during the year ended February 28, 2014.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares National AMT-Free Muni Bond ETF, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2014 were as follows:

iShares Bond ETF	Purchases	Sales
California AMT-Free Muni	$46,943,567	$38,585,347
National AMT-Free Muni	518,936,982	369,560,369
Short-Term National AMT-Free Muni	311,625,839	150,812,281
New York AMT-Free Muni	20,309,561	8,911,255

118	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended February 28, 2014 were as follows:

iShares Bond ETF	In-kind Purchases	In-kind Sales
California AMT-Free Muni	$5,504,032	$64,473,979
National AMT-Free Muni	63,203,214	438,544,615
Short-Term National AMT-Free Muni	56,172,441	—
New York AMT-Free Muni	—	14,953,243

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of February 28, 2014, attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares Bond ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
California AMT-Free Muni	$1,222,878	$208	$(1,223,086)
National AMT-Free Muni	2,823,663	711	(2,824,374)
Short-Term National AMT-Free Muni	—	700	(700)
New York AMT-Free Muni	71,440	—	(71,440)

NOTES TO FINANCIAL STATEMENTS	119

Notes to Financial Statements (Continued)

iSHARES® TRUST

The tax character of distributions paid during the years ended February 28, 2014 and February 28, 2013 was as follows:

iShares Bond ETF	2014	2013
California AMT-Free Muni
Ordinary income	$32,299	$32,667
Tax-exempt income	8,258,797	7,522,065

	$8,291,096	$7,554,732

National AMT-Free Muni
Ordinary income	$259,373	$315,400
Tax-exempt income	97,671,925	89,087,288

	$97,931,298	$89,402,688

Short-Term National AMT-Free Muni
Ordinary income	$700	$50
Tax-exempt income	5,677,010	5,364,339

	$5,677,710	$5,364,389

New York AMT-Free Muni
Ordinary income	$11,591	$15,872
Tax-exempt income	3,965,742	3,488,625

	$3,977,333	$3,504,497

As of February 28, 2014, the tax components of accumulated net earnings (losses) were as follows:

iShares Bond ETF	Undistributed Tax-Exempt Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses)[a]	Qualified Late-Year Losses [b]	Total
California AMT-Free Muni	$647,632	$(942,040)	$11,114,562	$—	$10,820,154
National AMT-Free Muni	7,933,966	(5,197,337)	96,224,135	(31,246,273)	67,714,491
Short-Term National AMT-Free Muni	699,044	(482,661)	8,589,323	(50,227)	8,755,479
New York AMT-Free Muni	329,171	(123,257)	3,464,459	(72,045)	3,598,328

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending February 28, 2015.

As of February 28, 2014, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Bond ETF	Non- Expiring [a]	Expiring 2018	Total
California AMT-Free Muni	$942,040	$—	$942,040
National AMT-Free Muni	2,158,425	3,038,912	5,197,337
Short-Term National AMT-Free Muni	475,411	7,250	482,661
New York AMT-Free Muni	—	123,257	123,257

[a]	Must be utilized prior to losses subject to expiration.

120	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended February 28, 2014, the iShares New York AMT-Free Muni Bond ETF utilized $14,307 of its capital loss carryforwards.

As of February 28, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California AMT-Free Muni	$237,383,135	$12,690,966	$(1,576,404)	$11,114,562
National AMT-Free Muni	3,033,610,269	121,243,674	(25,019,539)	96,224,135
Short-Term National AMT-Free Muni	807,555,009	8,658,222	(68,899)	8,589,323
New York AMT-Free Muni	119,310,651	4,927,002	(1,462,543)	3,464,459

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	121

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares California AMT-Free Muni Bond ETF, iShares National AMT-Free Muni Bond ETF, iShares Short-Term National AMT-Free Muni Bond ETF and iShares New York AMT-Free Muni Bond ETF (the “Funds”) at February 28, 2014, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2014 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 21, 2014

122	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

Pursuant to Section 852(b)(5)(A) of the Internal Revenue Code, the Funds designate the following amounts of distributions from net investment income as exempt-interest dividends for the fiscal year ended February 28, 2014:

iShares Bond ETF	Exempt- Interest Dividends
California AMT-Free Muni	99.61%
National AMT-Free Muni	99.74
Short-Term National AMT-Free Muni	99.99
New York AMT-Free Muni	99.71

For California income tax purposes, the following Fund designates a percentage of its distributions paid from net investment income during the year as California exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code:

iShares Bond ETF	Exempt- Interest Dividends
California AMT-Free Muni	99.61%

TAX INFORMATION	123

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Bond ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
California AMT-Free Muni	$3.411731	$—	$0.000020	$3.411751	100%	—%	0%[a]		100%
National AMT-Free Muni	3.156902	—	0.001180	3.158082	100	—	0	[a]	100
Short-Term National AMT-Free Muni	0.885557	—	0.000414	0.885971	100	—	0	[a]	100
New York AMT-Free Muni	3.194222	—	—	3.194222	100	—	—		100

[a]	Rounds to less than 1%.

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

124	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares California AMT-Free Muni Bond ETF

Period Covered: January 1, 2009 through December 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	2	0.16%
Greater than 3.5% and Less than 4.0%	1	0.08
Greater than 3.0% and Less than 3.5%	6	0.48
Greater than 2.5% and Less than 3.0%	11	0.87
Greater than 2.0% and Less than 2.5%	22	1.75
Greater than 1.5% and Less than 2.0%	31	2.46
Greater than 1.0% and Less than 1.5%	52	4.13
Greater than 0.5% and Less than 1.0%	299	23.77
Between 0.5% and –0.5%	546	43.41
Less than –0.5% and Greater than –1.0%	99	7.87
Less than –1.0% and Greater than –1.5%	104	8.27
Less than –1.5% and Greater than –2.0%	31	2.46
Less than –2.0% and Greater than –2.5%	16	1.27
Less than –2.5% and Greater than –3.0%	21	1.67
Less than –3.0% and Greater than –3.5%	12	0.95
Less than –3.5% and Greater than –4.0%	5	0.40

	1,258	100.00%

iShares National AMT-Free Muni Bond ETF

Period Covered: January 1, 2009 through December 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5% and Less than 4.0%	4	0.32%
Greater than 3.0% and Less than 3.5%	6	0.48
Greater than 2.5% and Less than 3.0%	8	0.64
Greater than 2.0% and Less than 2.5%	10	0.79
Greater than 1.5% and Less than 2.0%	9	0.72
Greater than 1.0% and Less than 1.5%	40	3.18
Greater than 0.5% and Less than 1.0%	199	15.82
Between 0.5% and –0.5%	833	66.21
Less than –0.5% and Greater than –1.0%	93	7.39
Less than –1.0% and Greater than –1.5%	37	2.94
Less than –1.5% and Greater than –2.0%	14	1.11
Less than –2.0% and Greater than –2.5%	3	0.24
Less than –2.5% and Greater than –3.0%	2	0.16

	1,258	100.00%

SUPPLEMENTAL INFORMATION	125

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Short-Term National AMT-Free Muni Bond ETF

Period Covered: January 1, 2009 through December 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	1	0.08%
Greater than 4.0% and Less than 4.5%	3	0.24
Greater than 3.5% and Less than 4.0%	8	0.64
Greater than 3.0% and Less than 3.5%	13	1.03
Greater than 2.5% and Less than 3.0%	39	3.10
Greater than 2.0% and Less than 2.5%	26	2.07
Greater than 1.5% and Less than 2.0%	23	1.83
Greater than 1.0% and Less than 1.5%	41	3.26
Greater than 0.5% and Less than 1.0%	69	5.48
Between 0.5% and –0.5%	979	77.81
Less than –0.5% and Greater than –1.0%	46	3.66
Less than –1.0% and Greater than –1.5%	8	0.64
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0%	1	0.08

	1,258	100.00%

iShares New York AMT-Free Muni Bond ETF

Period Covered: January 1, 2009 through December 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	11	0.87%
Greater than 5.5% and Less than 6.0%	2	0.16
Greater than 5.0% and Less than 5.5%	3	0.24
Greater than 4.5% and Less than 5.0%	4	0.32
Greater than 4.0% and Less than 4.5%	11	0.87
Greater than 3.5% and Less than 4.0%	1	0.08
Greater than 3.0% and Less than 3.5%	5	0.40
Greater than 2.5% and Less than 3.0%	26	2.07
Greater than 2.0% and Less than 2.5%	35	2.78
Greater than 1.5% and Less than 2.0%	82	6.52
Greater than 1.0% and Less than 1.5%	122	9.70
Greater than 0.5% and Less than 1.0%	413	32.83
Between 0.5% and –0.5%	376	29.89
Less than –0.5% and Greater than –1.0%	74	5.88
Less than –1.0% and Greater than –1.5%	38	3.02
Less than –1.5% and Greater than –2.0%	51	4.05
Less than –2.0% and Greater than –2.5%	3	0.24
Less than –2.5% and Greater than –3.0%	1	0.08

	1,258	100.00%

126	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons of the Trust (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped ETF, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 309 Funds (as of February 28, 2014) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman and Warren Collier, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman and Mr. Collier is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (57)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (43)	Trustee (since 2013)	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Director of iShares MSCI Russia Capped ETF, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	127

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (58)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped ETF, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (64)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public broadcasting/media company (since 2011).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (70)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

128	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
John E. Kerrigan (58)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (52)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (74)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (49)	Trustee (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped ETF, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

TRUSTEE AND OFFICER INFORMATION	129

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Manish Mehta (43)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (54)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Edward B. Baer (45)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (61)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel at Kirkpatrick & Lockhart LLP (2001-2005).

Warren Collier (48)	Executive Vice President (since 2013).	Managing Director, BlackRock (since 2009); Chief Operating Officer, BlackRock Latin America and Iberia (2009-2012); Chief Operating Officer, BGINA and BGI Canada Limited (2007-2009).

Scott Radell (45)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (51)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (50)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

130	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-26-0214

Item 2. Code of Ethics.

iShares Trust (the “Registrant”) adopted a new code of ethics on July 1, 2011 that applies to persons appointed by the Registrant’s Board of Trustees as the President and/or Chief Financial Officer, and any persons performing similar functions. For the fiscal year ended February 28, 2014, there were no amendments to any provision of the former and new codes of ethics, nor were there any waivers granted from any provision of the former and new codes of ethics. A copy of the new code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Charles A. Hurty, John E. Kerrigan, George G.C. Parker, Robert H. Silver and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the twenty-two series of the Registrant for which the fiscal year-end is February 28, 2014 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $286,000 for the fiscal year ended February 28, 2013 and $279,400 for the fiscal year ended February 28, 2014.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended February 28, 2013 and February 28, 2014 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $85,140 for the fiscal year ended February 28, 2013 and $80,883 for the fiscal year ended February 28, 2014.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended February 28, 2013 and February 28, 2014 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended February 28, 2014 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, and rendered to the Registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the Registrant for the last two fiscal years were, $4,542,738 for the fiscal year ended February 28, 2013 and $4,056,075 for the fiscal year ended February 28, 2014.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, Robert H. Silver, John E. Martinez and Madhav V. Rajan.

Item 6. Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)
Date:	April 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)
Date:	April 21, 2014

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	April 21, 2014